Quarterly Report
June 30, 2026
SPDR ® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.0%
Glencore PLC (a)	412,005	$2,809,630
Rio Tinto PLC	46,950	4,438,028
		7,247,658
AUSTRIA — 0.8%
Agrana Beteiligungs AG	510	6,880
ams-OSRAM AG (a)	4,249	91,917
ANDRITZ AG	2,802	242,187
AT&S Austria Technologie & Systemtechnik AG (a)	1,075	259,329
BAWAG Group AG (b)	3,339	669,204
CA Immobilien Anlagen AG	1,176	30,655
CPI Europe AG (a)	1,306	22,965
DO & Co. AG	363	90,059
Erste Group Bank AG	13,123	1,756,913
EVN AG	1,706	55,783
FACC AG	754	15,569
Flughafen Wien AG	155	8,931
Frequentis AG	128	8,824
Kontron AG (a)	2,047	54,343
Lenzing AG (a)	775	21,487
Mayr Melnhof Karton AG	376	32,714
Mondi PLC (c)	17,575	159,599
Oesterreichische Post AG	1,399	49,584
OMV AG	6,237	393,261
Palfinger AG	867	31,571
Porr AG	1,030	52,109
Raiffeisen Bank International AG	5,515	352,151
Rosenbauer International AG (a)	127	8,712
SBO AG	492	16,200
Strabag SE Class BR	1,025	104,415
Telekom Austria AG	3,618	40,124
UNIQA Insurance Group AG	4,918	99,185
Verbund AG	2,835	180,214
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,493	109,927
voestalpine AG	4,799	224,077
Wienerberger AG	4,927	127,307
Zumtobel Group AG	1,174	5,369
		5,321,565
BELGIUM — 1.6%
Ackermans & van Haaren NV	932	304,536
Aedifica SA REIT	3,713	299,702
Ageas SA	7,018	561,658
Anheuser-Busch InBev SA	44,943	3,733,513
Ascencio REIT	156	9,274
Azelis Group NV (c)	9,258	98,490
Barco NV	2,995	28,729
Bekaert SA	1,529	68,264
Biocartis Group NV (a) (d)	1,354	—
bpost SA (a)	4,140	7,337
Care Property Invest NV REIT	2,048	29,503
Cie du Bois Sauvage SA	26	9,126
CMB Tech NV	4,867	68,999
Security Description	Shares	Value
Cofinimmo SA REIT	393	$37,226
Colruyt Group NV (c)	1,421	58,422
Deceuninck NV	2,999	7,492
Deme Group NV	264	52,820
D'ieteren Group	1,008	196,377
Econocom Group SA NV	3,776	6,497
Elia Group SA	2,194	350,674
EVS	495	15,478
Fagron	2,997	82,578
Financiere de Tubize SA	911	240,597
Floridienne SA	66	4,527
Fluxys Belgium SA	257	5,671
Gimv NV (c)	1,008	53,358
Groupe Bruxelles Lambert NV	3,200	291,587
Home Invest Belgium SA REIT	286	6,258
Ion Beam Applications (c)	924	17,853
Jensen-Group NV	152	14,737
KBC Ancora	1,713	160,791
KBC Group NV	9,621	1,312,263
Kinepolis Group NV (c)	633	25,655
Lakefront Biotherapeutics NV (a)	1,826	54,739
Lotus Bakeries NV (c)	18	239,133
Melexis NV	891	79,559
Montea NV REIT	893	68,303
Ontex Group NV (a) (c)	2,823	7,795
Orange Belgium SA (a)	523	12,856
Proximus SADP	6,620	44,277
Recticel SA	1,693	21,214
Retail Estates NV REIT (a)	515	40,451
Shurgard Self Storage Ltd. REIT	1,327	38,839
Sipef NV	257	27,062
Sofina SA (c)	713	181,457
Solvay SA	3,104	93,263
Syensqo SA	3,069	226,668
Tessenderlo Group SA (c)	889	19,657
TINC Comm VA	1,228	16,061
UCB SA	5,388	1,613,946
Umicore SA	9,321	215,692
Van de Velde NV	247	8,528
Vastned NV REIT	510	17,230
VGP NV	622	59,877
Warehouses De Pauw CVA REIT	8,164	205,906
Wereldhave Belgium Comm VA REIT	118	7,069
X-Fab Silicon Foundries SE (a) (b)	2,098	18,985
Xior Student Housing NV REIT	1,742	52,380
		11,530,939
BERMUDA — 0.0% *
Conduit Holdings Ltd.	6,746	42,261
Himalaya Shipping Ltd. (a)	1,767	23,428
Northern Ocean Ltd. (a)	4,668	3,802
		69,491
BRAZIL — 0.1%
Pluxee NV	3,497	45,858
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yara International ASA	7,148	$314,511
		360,369
CANADA — 0.0% *
International Petroleum Corp. (a)	3,036	66,315
CHILE — 0.1%
Antofagasta PLC	16,839	853,753
CHINA — 0.3%
Prosus NV	55,452	2,408,501
CONGO — 0.0% *
Helios Towers PLC (a)	47,896	127,267
CYPRUS — 0.0% *
ASBISc Enterprises PLC	1,580	41,193
CZECH REPUBLIC — 0.0% *
CSG NV (a)	6,455	94,272
DENMARK — 2.6%
AL Sydbank	2,924	257,605
ALK-Abello AS	5,926	221,341
Alm Brand AS	28,802	71,366
Ambu AS Class B	8,162	76,152
Bang & Olufsen AS (a)	3,754	5,202
Bavarian Nordic AS (a)	3,341	93,362
Better Collective AS (a) (c)	1,404	16,973
Broedrene A&O Johansen AS Class B	855	11,443
Cadeler AS (a)	9,586	52,553
Carlsberg AS Class B	3,997	523,804
Cementir Holding NV (c)	1,936	32,205
Chemometec AS	813	45,040
Coloplast AS Class B	6,675	380,101
D/S Norden AS	934	39,257
Danske Andelskassers Bank AS	8,436	20,903
Danske Bank AS	28,426	1,522,604
Demant AS (a)	3,817	156,580
Dfds AS (a)	1,436	24,578
Djurslands Bank AS	116	17,104
DSV AS	8,603	2,038,245
FLSmidth & Co. AS	1,818	132,916
Genmab AS (a)	2,820	774,228
GN Store Nord AS (a)	5,968	79,652
Gubra AS (a)	292	14,372
H Lundbeck AS	12,037	78,209
H&H International AS Class B (a)	674	9,948
ISS AS	6,215	254,380
Jeudan AS	380	11,973
Jyske Bank AS	1,810	261,478
Laan & Spar Bank AS	154	30,150
Matas AS	1,539	20,668
Napatech AS (a)	4,741	22,638
Netcompany Group AS (a) (b)	1,969	89,746
NKT AS (a)	2,338	349,019
Novo Nordisk AS Class B	140,495	6,760,435
Novonesis Novozymes B Class B	15,145	956,465
NTG Nordic Transport Group AS Class A (a)	669	19,687
Security Description	Shares	Value
Orsted AS (a) (b)	19,951	$447,967
Pandora AS	3,234	371,282
Per Aarsleff Holding AS	787	88,715
Ringkjoebing Landbobank AS	1,094	259,361
Rockwool AS Class A	2,518	83,189
Rockwool AS Class B	4,133	132,246
Royal Unibrew AS	1,839	121,344
Saniona AB (a)	4,833	6,547
Scandinavian Tobacco Group AS Class A (b)	2,219	22,570
Schouw & Co. AS	527	46,912
SJF Bank AS	437	24,697
Solar AS Class B (a)	236	6,801
SP Group AS	374	22,996
Tryg AS	13,592	309,552
UIE PLC	545	29,384
Vestas Wind Systems AS	43,870	1,238,667
Zealand Pharma AS (a)	2,807	124,336
		18,808,948
FAEROE ISLANDS — 0.0% *
Bakkafrost P	2,187	88,934
FINLAND — 2.1%
Aktia Bank OYJ	2,698	34,794
Alandsbanken Abp Class A	114	5,826
Alandsbanken Abp Class B	275	13,771
Alma Media OYJ	965	14,453
Anora Group OYJ (c)	1,829	7,267
Aspo OYJ	1,062	7,285
Atria OYJ	386	6,708
Bittium OYJ	1,452	52,126
CapMan OYJ Class B	6,474	12,923
Digia OYJ	621	4,175
Elisa OYJ	6,592	276,896
Endomines Finland OYJ (a)	756	7,468
Enento Group OYJ (b)	897	14,604
eQ OYJ	771	8,727
Evli OYJ Class B	147	4,134
Finnair OYJ (c)	3,624	21,939
Fiskars OYJ Abp	2,085	31,466
Fortum OYJ	19,015	441,102
Framery Group OYJ	2,479	18,479
F-Secure OYJ	4,767	11,227
Gofore OYJ	286	3,198
GRK Infra OYJ	1,726	37,888
Harvia OYJ (c)	895	42,567
Hiab OYJ (c)	1,793	113,669
HKFoods OYJ	2,329	4,287
Huhtamaki OYJ	4,171	125,322
Incap OYJ (a) (c)	675	6,837
Kalmar OYJ Class B	1,709	75,069
Kemira OYJ (c)	5,037	94,502
Kempower OYJ (a) (c)	1,023	14,363
Kesko OYJ Class A (c)	4,043	90,228
Kesko OYJ Class B	12,236	273,633
Kone OYJ Class B	17,555	998,715
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Konecranes OYJ	9,312	$286,175
Lassila & Tikanoja OYJ (a)	1,660	12,943
Lindex Group OYJ (a) (c)	5,205	12,408
Lumo Kodit OYJ	7,627	64,702
Luotea PLC	1,546	3,129
Mandatum OYJ (c)	19,924	125,057
Marimekko OYJ	1,689	20,353
Metsa Board OYJ Class B (a) (c)	7,275	22,640
Metso OYJ	28,268	491,246
Musti Group OYJ (a)	228	3,897
Neste OYJ	18,593	608,811
Nokia OYJ	235,707	3,113,886
Nokian Renkaat OYJ (c)	5,200	71,164
Nordea Bank Abp (e)	108,793	2,064,427
Nordea Bank Abp (e)	40,326	765,338
Olvi OYJ Class A	663	24,256
Oma Saastopankki OYJ	376	4,952
Oriola OYJ Class B	4,767	4,916
Orion OYJ Class A	1,184	97,058
Orion OYJ Class B	4,792	394,192
Outokumpu OYJ (c)	16,827	96,865
Pihlajalinna OYJ	763	9,159
Ponsse OYJ	492	12,825
Puuilo OYJ	3,751	77,022
QT Group OYJ (a) (c)	890	23,566
Raisio OYJ Class V	5,300	15,482
Relais Group OYJ	408	6,974
Remedy Entertainment OYJ (a)	403	6,681
Revenio Group OYJ (a)	1,011	14,102
Sampo OYJ Class A (e)	96,468	1,014,023
Sampo OYJ Class A (e)	11,712	122,422
Sanoma OYJ	3,474	33,602
Scanfil OYJ	927	13,206
Stora Enso OYJ Class A	1,357	14,615
Stora Enso OYJ Class R (c)	27,411	292,267
Taaleri PLC	674	5,510
Terveystalo OYJ (b) (c)	4,035	35,337
Tieto OYJ (c)	4,552	95,239
Tokmanni Group Corp. (c)	2,061	16,683
United Bankers OYJ	157	3,805
UPM-Kymmene OYJ	22,882	606,935
Vaisala OYJ Class A	1,393	91,098
Valmet OYJ (c)	6,496	156,856
Viking Line Abp	401	9,307
Wartsila OYJ Abp	21,344	814,559
YIT OYJ (a) (c)	7,249	21,797
		14,677,135
FRANCE — 12.6%
Abivax SA (a) (c)	3,010	397,474
Accor SA	8,970	521,385
Aeroports de Paris SA	1,255	163,572
Air France-KLM (a)	5,977	93,414
Air Liquide SA	27,836	5,514,619
Airbus SE	25,734	5,723,694
Alstom SA (a) (c)	15,230	264,931
Security Description	Shares	Value
Altarea SCA REIT (c)	254	$28,372
Alten SA	1,306	79,137
Amundi SA (b)	2,860	274,503
Antin Infrastructure Partners SA	1,189	12,017
ARGAN SA REIT	582	40,190
Arkema SA	2,897	182,665
Atos Group (a) (c)	837	32,192
Aubay	386	24,228
AXA SA	76,746	3,847,562
Ayvens SA (b)	15,863	208,929
BioMerieux	2,171	170,521
BNP Paribas SA	45,412	5,303,062
Bollore SE	28,266	131,076
Bouygues SA	11,983	668,705
Bureau Veritas SA	15,145	463,703
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	643	26,708
Caisse Regionale de Credit Agricole Mutuel Nord de France	645	21,680
Canal & SA	31,136	100,999
Capgemini SE	7,375	741,664
Carmila SA REIT	2,905	55,266
Carrefour SA	27,787	516,244
Christian Dior SE	194	99,588
Cie de L'Odet SE	21	35,006
Cie de Saint-Gobain SA	21,808	1,973,703
Cie des Alpes	888	22,386
Cie Generale des Etablissements Michelin SCA	29,871	1,152,614
Clariane SE (a)	7,133	33,518
Coface SA	4,552	78,377
Covivio SA REIT	2,496	152,957
Credit Agricole SA	47,968	964,942
Danone SA	27,841	2,283,529
Dassault Aviation SA	801	263,013
Dassault Systemes SE	31,477	641,120
DBV Technologies SA (a)	8,318	26,818
Derichebourg SA	3,738	40,749
Edenred SE	9,675	248,882
Eiffage SA	4,321	637,780
Elior Group SA (b) (c)	6,496	14,520
Elis SA	7,698	238,510
Emeis SA (a)	3,684	59,177
Engie SA	85,968	2,711,744
Eramet SA (a) (c)	491	25,228
EssilorLuxottica SA	13,621	2,554,733
Etablissements Maurel et Prom SA	2,690	23,958
Eurazeo SE	1,678	76,738
Eutelsat Communications SACA (a)	16,272	44,891
Exail Technologies SA (a) (c)	432	59,318
Exosens SAS	1,314	85,781
FDJ UNITED (c)	5,169	126,409
Fnac Darty SA	542	21,379
Forvia SE (a) (e)	6,501	64,916
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Forvia SE (a) (e)	783	$7,855
Gaztransport Et Technigaz SA	1,641	348,777
Gecina SA REIT	2,086	175,411
Getlink SE	11,023	234,408
Hermes International SCA	1,528	2,791,646
ICADE REIT	1,289	28,295
ID Logistics Group SACA (a)	126	49,267
Imerys SA	1,415	34,103
Interparfums SA	992	28,762
Inventiva SACA (a) (b)	7,923	29,168
Ipsen SA	1,615	311,677
IPSOS SA	1,677	66,799
JCDecaux SE	3,341	73,492
Kaufman & Broad SA	542	14,903
Kering SA	3,090	873,661
Klepierre SA REIT	9,702	405,756
Lagardere SA	751	16,520
Lectra	1,289	25,289
Legrand SA	11,403	1,925,572
LISI SA	1,061	79,697
L'Oreal SA	10,517	4,613,041
LVMH Moet Hennessy Louis Vuitton SE	10,882	6,022,878
Medincell SA (a) (c)	1,277	41,814
Mercialys SA REIT	4,384	58,743
Mersen SA	1,078	51,345
Metropole Television SA (c)	2,176	29,953
Nanobiotix SA (a)	1,290	47,343
Neurones	369	14,576
Nexans SA	1,814	301,344
Nexity SA (a)	1,710	15,337
Opmobility	2,595	40,468
Orange SA	86,393	1,630,250
OVH Groupe SA (a) (c)	1,096	18,019
Pernod Ricard SA	8,531	622,858
Peugeot Invest SA	155	9,995
Planisware SA (c)	1,009	20,972
Publicis Groupe SA	10,321	1,020,228
Remy Cointreau SA (c)	944	46,495
Renault SA	9,166	262,826
Rexel SA	9,820	428,992
Robertet SA	44	40,546
Rubis SCA	3,487	122,391
Safran SA	16,152	6,370,971
Sartorius Stedim Biotech	1,226	254,546
SCOR SE	7,020	254,744
SEB SA	1,275	67,171
Societe BIC SA	693	45,161
Societe Generale SA	32,535	2,877,953
Societe LDC SADIR	308	42,538
Sodexo SA (c)	3,563	206,327
SOITEC (a)	1,207	161,870
Sopra Steria Group (c)	712	113,639
SPIE SA	7,390	425,829
Stef SA (c)	129	17,403
Technip Energies NV	5,708	216,140
Security Description	Shares	Value
Teleperformance SE (c)	2,681	$140,937
Television Francaise 1 SA	4,295	32,704
Thales SA	4,187	1,076,117
Thermador Groupe	362	32,531
Tikehau Capital SCA (c)	1,819	34,439
TotalEnergies SE	99,450	7,735,092
Trigano SA	367	58,953
Ubisoft Entertainment SA (a)	4,277	26,288
Unibail-Rodamco-Westfield REIT (a)	4,658	545,597
Valeo SE	9,337	136,800
Vallourec SACA (a)	7,356	172,323
Valneva SE (a) (c)	7,027	18,117
Veolia Environnement SA	28,996	1,208,027
Verallia SA (b) (c)	1,216	26,192
Vetoquinol SA	139	11,267
Vicat SACA	765	55,539
Vinci SA	25,337	3,702,084
Virbac SACA (a)	194	73,749
Viridien (a)	282	27,018
Vivendi SE	31,136	76,891
Voltalia SA (a) (c)	1,687	14,157
Vusion (c)	385	55,550
Wavestone (c)	375	16,742
Wendel SE	1,185	111,433
Worldline SA (a) (b) (c)	1,936	22,754
		89,817,861
GABON — 0.0% *
BW Energy Ltd. (a)	1,971	10,278
GEORGIA — 0.1%
Georgia Capital PLC (a)	1,220	67,684
Lion Finance Group PLC	1,553	233,536
TBC Bank Group PLC	2,021	118,883
		420,103
GERMANY — 12.5%
1&1 AG	947	20,506
Adesso SE	121	6,986
adidas AG	7,825	1,604,970
ADLER Group SA (a) (b)	3,748	641
Adtran Networks SE	785	20,642
AIXTRON SE	5,044	303,449
Allianz SE	16,637	7,876,631
Alzchem Group AG	360	71,452
Aroundtown SA (a)	35,135	93,274
Atoss Software SE	405	30,977
Aumovio SE (a)	2,412	99,275
Aurubis AG	1,072	222,082
Auto1 Group SE (a)	6,110	161,786
BASF SE	38,818	2,076,126
Basler AG	621	20,057
Bayer AG	42,715	2,364,154
Bayerische Motoren Werke AG	12,138	794,619
Bayerische Motoren Werke AG Preference Shares	2,352	154,485
Bechtle AG	3,600	127,510
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Beiersdorf AG	3,872	$333,519
Bilfinger SE	1,445	132,744
Borussia Dortmund GmbH & Co. KGaA	2,998	10,283
Brenntag SE	5,109	310,631
CANCOM SE	999	26,555
Carl Zeiss Meditec AG	1,579	48,056
Cewe Stiftung & Co. KGaA	236	24,580
Commerzbank AG	22,972	977,805
Continental AG	4,670	385,277
CTS Eventim AG & Co. KGaA	2,594	151,400
Daimler Truck Holding AG	23,277	1,123,052
Dermapharm Holding SE	486	26,199
Deutsche Bank AG	83,121	2,815,330
Deutsche Beteiligungs AG	507	12,752
Deutsche Boerse AG	8,103	2,212,282
Deutsche EuroShop AG	626	12,568
Deutsche Lufthansa AG	25,837	295,690
Deutsche Pfandbriefbank AG (a) (b)	5,690	20,791
Deutsche Post AG	41,155	2,498,489
Deutsche Telekom AG	151,338	4,126,640
Deutsche Wohnen SE	2,176	46,572
Deutz AG	6,379	63,778
DMG Mori AG	381	20,560
Douglas AG (a)	1,166	10,438
Dr. Ing hc F Porsche AG Preference Shares	4,839	240,716
Draegerwerk AG & Co. KGaA Preference Shares	363	34,239
Duerr AG	2,073	41,997
DWS Group GmbH & Co. KGaA (b)	1,301	97,650
E.ON SE	97,636	2,012,081
Eckert & Ziegler SE	1,873	32,699
Elmos Semiconductor SE	363	74,869
EnBW Energie Baden-Wuerttemberg AG	893	70,651
Energiekontor AG	285	12,708
Evonik Industries AG	10,983	199,403
Evotec SE (a)	6,491	37,091
Fielmann Group AG	1,024	50,108
flatexDEGIRO SE	3,997	171,366
Fraport AG Frankfurt Airport Services Worldwide	1,559	129,848
Freenet AG	5,172	133,282
Fresenius Medical Care AG	8,511	385,333
Fresenius SE & Co. KGaA	18,094	826,854
Friedrich Vorwerk Group SE	271	20,883
FUCHS SE	1,399	51,983
FUCHS SE Preference Shares	2,958	129,323
GEA Group AG	6,304	432,802
Gerresheimer AG (a)	1,399	44,497
GFT Technologies SE	645	15,191
Grand City Properties SA	1,156	11,935
Grenke AG	1,174	16,134
Hamborner REIT AG	3,004	15,198
Security Description	Shares	Value
Hannover Rueck SE	2,604	$721,662
Hapag-Lloyd AG (b)	280	35,694
Heidelberg Materials AG	5,460	1,041,860
Heidelberger Druckmaschinen AG (a)	9,965	15,745
Hella GmbH & Co. KGaA	889	72,570
HelloFresh SE (a)	6,883	31,060
Henkel AG & Co. KGaA	4,379	346,451
Henkel AG & Co. KGaA Preference Shares	6,648	558,952
Hensoldt AG	2,595	201,035
HOCHTIEF AG	774	448,652
Hornbach Holding AG & Co. KGaA	375	33,656
HUGO BOSS AG	1,796	77,145
Hypoport SE (a)	233	22,323
Indus Holding AG	1,101	32,539
Infineon Technologies AG	57,113	5,332,830
Instone Real Estate Group SE (b)	2,055	17,527
IONOS Group SE (a)	2,286	71,194
Jenoptik AG	2,178	116,886
JOST Werke SE (b)	773	45,956
Jungheinrich AG Preference Shares	1,970	52,028
K&S AG	7,265	109,723
KION Group AG	3,112	137,942
Kloeckner & Co. SE	1,592	22,570
Knorr-Bremse AG	2,855	331,635
Krones AG	581	74,530
KSB SE & Co. KGaA Preference Shares	32	31,427
KWS Saat SE & Co. KGaA	404	31,132
Lanxess AG	3,887	67,371
LEG Immobilien SE	3,430	216,664
LPKF Laser & Electronics SE (a)	927	23,104
Medios AG (a)	751	10,372
Mercedes-Benz Group AG	31,299	1,571,640
Merck KGaA	5,668	951,621
MLP SE	1,940	16,214
Montana Aerospace AG (a) (b)	1,763	46,444
MTU Aero Engines AG	2,336	971,886
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,549	3,099,128
Mutares SE & Co. KGaA	529	16,451
Nagarro SE	364	31,087
Nemetschek SE	2,797	169,804
Nordex SE (a)	5,537	292,467
Norma Group SE (a)	1,217	24,405
Ottobock SE & Co. KGaA	497	28,866
Patrizia SE	1,916	16,889
Pfeiffer Vacuum Technology AG	143	28,186
PNE AG	1,787	22,433
Porsche Automobil Holding SE Preference Shares	6,692	206,270
ProSiebenSat.1 Media SE	2,487	9,554
Puma SE (a)	4,526	137,540
PVA TePla AG (a)	754	38,913
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Rational AG	233	$170,622
RENK Group AG	3,738	180,241
Rheinmetall AG	2,040	2,310,175
RWE AG	27,936	1,808,399
SAF-Holland SE	1,790	41,442
Salzgitter AG	1,316	68,097
SAP SE	44,473	6,813,362
Sartorius AG	122	26,195
Sartorius AG Preference Shares	1,112	291,902
Schaeffler AG	8,248	79,966
Schott Pharma AG & Co. KGaA	1,440	28,482
Scout24 SE (b)	3,169	262,133
Secunet Security Networks AG	104	20,071
SFC Energy AG Class BR (a)	766	18,085
SGL Carbon SE (a)	2,197	11,165
Siemens AG	32,069	10,308,222
Siemens Energy AG	35,542	6,737,311
Siemens Healthineers AG (b)	16,131	630,736
Siltronic AG (a)	805	75,009
Sixt SE	525	38,235
Sixt SE Preference Shares	672	41,872
SMA Solar Technology AG (a)	927	66,717
Softwareone Holding AG (c) (e)	2,213	21,399
Softwareone Holding AG (e)	5,139	49,596
Springer Nature AG & Co. KGaA	1,278	28,288
Stabilus SE	1,039	17,985
STO SE & Co. KGaA Preference Shares	116	12,108
Stroeer SE & Co. KGaA	1,409	54,932
Suedzucker AG	2,436	29,243
SUSS MicroTec SE	806	85,746
Symrise AG	5,855	587,869
TAG Immobilien AG	8,033	129,588
Talanx AG	2,645	334,458
TeamViewer SE (a) (b)	8,073	45,300
thyssenkrupp AG	21,340	253,861
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (c)	916	7,614
Tkms AG& Co. KGaA (a)	1,034	88,190
Tonies SE Class A (a)	3,076	44,452
Traton SE	2,828	107,279
TUI AG	20,010	165,633
United Internet AG	3,513	92,377
Verbio SE (a)	804	27,393
Vincorion SE (a)	1,003	19,219
Volkswagen AG	1,246	102,639
Volkswagen AG Preference Shares	8,952	717,461
Vonovia SE	32,044	790,969
Vossloh AG	452	32,479
Wacker Chemie AG (a)	880	91,455
Wacker Neuson SE	1,283	27,430
Washtec AG	501	22,167
Westwing Group SE (a)	192	3,644
Wuestenrot & Wuerttembergische AG	880	14,689
Security Description	Shares	Value
Zalando SE (a) (b)	10,351	$300,236
		89,370,625
GREECE — 0.0% *
Okeanis Eco Tankers Corp. (b)	863	42,646
HONG KONG — 0.2%
Prudential PLC	110,278	1,468,055
IRELAND — 0.5%
AIB Group PLC	92,816	1,090,348
Bank of Ireland Group PLC	41,520	827,162
C&C Group PLC	16,397	20,457
Cairn Homes PLC	28,572	80,686
Cosmo NV	373	30,750
Glanbia PLC	8,931	249,757
Glenveagh Properties PLC (a) (b)	25,476	72,962
Greencore Group PLC	25,682	67,798
Irish Residential Properties REIT PLC	25,216	33,615
Kerry Group PLC Class A	6,954	638,823
Kingspan Group PLC	6,823	623,669
Permanent TSB Group Holdings PLC	7,612	26,108
		3,762,135
ISRAEL — 0.0% *
Energean PLC (c)	6,883	62,441
Plus500 Ltd.	3,011	191,265
		253,706
ITALY — 5.5%
A2A SpA	69,849	180,480
ACEA SpA	1,827	45,369
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA	5,593	60,594
Ariston Holding NV	4,775	19,599
Arnoldo Mondadori Editore SpA (c)	6,474	14,915
Ascopiave SpA (c)	2,746	9,230
Avio SpA	1,570	56,452
Azimut Holding SpA	4,937	200,266
Banca Generali SpA	2,470	184,122
Banca IFIS SpA (c)	1,638	23,802
Banca Mediolanum SpA	9,847	245,201
Banca Monte dei Paschi di Siena SpA	95,322	1,183,977
Banco BPM SpA	48,638	840,234
Banco di Desio e della Brianza SpA	1,818	27,603
BasicNet SpA	1,047	8,415
BF SpA	5,205	29,635
BFF Bank SpA (a) (b) (c)	7,778	27,354
BPER Banca SpA	66,346	1,041,619
Brembo NV (c)	6,581	77,046
Brunello Cucinelli SpA	1,489	140,616
Carel Industries SpA (b)	2,227	80,840
Cembre SpA	303	31,109
CIR SpA-Compagnie Industriali (a)	17,824	14,163
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Coca-Cola HBC AG Class DI	9,283	$606,186
Credito Emiliano SpA	3,122	60,715
d'Amico International Shipping SA	1,805	13,600
Danieli & C Officine Meccaniche SpA (e)	1,548	81,660
Danieli & C Officine Meccaniche SpA (e)	336	25,872
Davide Campari-Milano NV (c)	26,250	163,503
De' Longhi SpA	2,999	127,344
DiaSorin SpA (c)	900	69,723
doValue SpA (b) (c)	4,576	11,248
El.En. SpA (c)	1,668	32,553
Enav SpA (b)	10,621	63,083
Enel SpA	339,741	3,905,234
Eni SpA (c)	88,577	2,088,189
Equita Group SpA	1,541	10,271
ERG SpA	2,345	64,130
Esprinet SpA	1,280	9,827
Ferrari NV	5,232	1,940,179
Ferretti SpA (c)	6,227	21,201
Fila SpA (c)	1,140	11,991
Fincantieri SpA (a)	5,614	63,864
FinecoBank Banca Fineco SpA	26,888	674,766
Garofalo Health Care SpA	1,178	7,165
Generali	47,510	2,314,498
GVS SpA (a) (b) (c)	2,595	12,609
Hera SpA	35,279	147,302
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,949	9,392
Industrie De Nora SpA	1,287	9,792
Infrastrutture Wireless Italiane SpA (b)	12,561	88,464
Intercos SpA (c)	2,519	37,324
Interpump Group SpA (c)	3,601	139,238
Intesa Sanpaolo SpA	671,946	4,601,733
Iren SpA	24,472	69,332
Italgas SpA	28,009	324,550
Italmobiliare SpA (c)	655	20,931
Iveco Group NV (c)	8,834	140,540
Juventus Football Club SpA (a) (c)	3,130	7,315
Leonardo SpA	17,526	940,259
Lottomatica Group SpA	10,510	291,991
LU-VE SpA	486	36,895
Maire SpA	6,751	110,528
MARR SpA (c)	1,409	10,568
MFE-MediaForEurope NV Class A (a)	7,111	22,894
MFE-MediaForEurope NV Class A (a)	8,204	25,982
MFE-MediaForEurope NV Class B (a) (c)	3,212	12,478
Moltiply Group SpA	251	9,743
Moncler SpA	9,740	565,473
NewPrinces SpA (a) (c)	814	14,472
Nexi SpA (b) (c)	30,692	124,289
OVS SpA (b)	8,528	58,939
Pharmanutra SpA	127	12,734
Security Description	Shares	Value
Philogen SpA (b)	399	$10,583
Piaggio & C SpA (c)	7,522	13,811
Pirelli & C SpA (a) (b)	19,777	149,572
Poste Italiane SpA	20,561	672,782
Prysmian SpA	12,891	2,152,526
RAI Way SpA (b)	4,008	23,187
Recordati Industria Chimica e Farmaceutica SpA	4,919	288,506
Reply SpA	1,001	104,659
Revo Insurance SpA (c)	673	20,236
Ryanair Holdings PLC	12,011	375,575
Ryanair Holdings PLC ADR	11,879	769,165
Sabaf SpA	277	3,975
Safilo Group SpA (a)	9,702	19,001
Saipem SpA (c)	58,716	295,976
Salvatore Ferragamo SpA (a) (c)	3,000	37,352
Sanlorenzo SpA (c)	744	30,452
Sesa SpA	362	37,145
Snam SpA	89,276	644,669
SOL SpA	1,545	102,804
Tamburi Investment Partners SpA	4,556	45,578
Technogym SpA (b)	4,514	78,445
Technoprobe SpA (a)	7,772	310,112
Telecom Italia SpA (a)	74,461	677,475
Terna - Rete Elettrica Nazionale (c)	61,826	723,821
TXT e-solutions SpA (c)	363	15,459
UniCredit SpA	65,949	5,900,765
Unipol Assicurazioni SpA	17,749	495,338
Webuild SpA	21,608	56,277
Wiit SpA (c)	413	16,290
Wizz Air Holdings PLC (a) (b) (c)	3,678	58,091
Zignago Vetro SpA (c)	1,537	12,617
		38,897,454
JERSEY — 0.0% *
JTC PLC (b)	6,994	122,904
LIECHTENSTEIN — 0.0% *
Liechtensteinische Landesbank AG (c)	533	68,719
LUXEMBOURG — 0.3%
Aperam SA	1,824	88,754
ArcelorMittal SA	18,923	1,140,147
Brederode SA	518	61,947
CVC Capital Partners PLC (b) (c)	10,815	157,156
Eurofins Scientific SE	5,118	401,173
RTL Group SA	1,531	54,525
SES SA	15,794	129,380
		2,033,082
MEXICO — 0.0% *
Fresnillo PLC	8,190	297,951
MONACO — 0.0% *
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	247	38,829
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
NETHERLANDS — 8.1%
Aalberts NV	3,824	$170,420
ABN AMRO Bank NV Dutch Certificate	27,825	1,182,782
Adyen NV (a) (b)	1,371	1,285,948
Akzo Nobel NV	7,495	508,487
Alfen NV (a) (b) (c)	896	16,104
AMG Critical Materials NV	1,400	52,404
Arcadis NV	2,895	111,277
Argenx SE (a)	2,720	2,523,272
ASM International NV (c)	2,146	2,454,749
ASML Holding NV	16,975	33,408,103
ASR Nederland NV	6,452	487,149
Basic-Fit NV (a) (b)	2,221	82,780
BE Semiconductor Industries NV (c)	3,208	1,052,999
Corbion NV	2,455	56,529
CTP NV (b)	6,074	110,833
Eurocommercial Properties NV REIT	1,873	58,460
Euronext NV (b)	3,435	549,813
EXOR NV	4,116	315,290
Flow Traders Ltd. (a)	1,761	51,985
Fugro NV	4,407	47,614
Havas NV	1,684	32,827
Heineken Holding NV	5,138	392,108
Heineken NV	12,505	1,052,257
IMCD NV	2,529	228,421
ING Groep NV	127,718	4,040,373
Koninklijke Ahold Delhaize NV	38,742	1,560,025
Koninklijke BAM Groep NV	10,976	153,975
Koninklijke Heijmans NV Dutch Certificate	1,031	134,377
Koninklijke KPN NV	168,326	830,602
Koninklijke Philips NV	34,262	930,721
Koninklijke Vopak NV	2,329	121,528
Magnum Ice Cream Co. NV (a) (c)	22,159	385,719
NN Group NV	11,420	1,000,910
OCI NV (a)	5,933	27,336
Onward Medical NV (a)	623	1,791
Pharming Group NV (a) (c)	26,293	36,133
PostNL NV (c)	17,801	18,714
Randstad NV (c)	4,638	133,679
Redcare Pharmacy NV (a) (b) (c)	755	56,927
SBM Offshore NV	5,587	193,800
TKH Group NV Dutch Certificate	1,694	84,559
TomTom NV (a)	2,870	15,232
Universal Music Group NV	47,941	1,004,684
Van Lanschot Kempen NV Dutch Certificate	1,764	134,015
Wolters Kluwer NV	10,085	650,763
		57,748,474
NIGERIA — 0.0% *
Airtel Africa PLC (b)	34,643	150,630
NORWAY — 1.3%
ABG Sundal Collier Holding ASA	18,112	13,014
Security Description	Shares	Value
AF Gruppen ASA	2,328	$45,499
Agilyx ASA (a)	1,695	3,837
Akastor ASA	5,934	8,143
Aker ASA Class A	1,073	124,481
Aker BioMarine ASA (a)	666	6,495
Aker BP ASA	13,437	411,712
Aker Solutions ASA	12,035	54,121
AKVA Group ASA	385	5,019
Appear ASA (a)	1,228	9,134
Aqualis ASA	2,471	2,197
Archer Ltd.	3,301	7,906
ArcticZymes Technologies ASA (a)	2,191	4,450
Arendals Fossekompani ASA	527	9,320
Austevoll Seafood ASA	3,779	29,597
AutoStore Holdings Ltd. (a) (b)	54,038	67,551
Axactor ASA (a)	6,852	3,428
B2 Impact ASA	12,163	29,499
BEWi ASA (a)	1,822	3,296
Bluenord ASA	840	42,316
Bonheur ASA	899	20,895
Borregaard ASA	4,006	60,320
Bouvet ASA	3,774	16,380
BW Offshore Ltd.	3,896	17,245
Cloudberry Clean Energy ASA (a)	6,708	8,474
Dellia Group ASA	1,552	3,647
DNB Bank ASA (e)	36,713	1,093,358
DNB Bank ASA (a) (e)	958	1,318
DNO ASA	41,860	69,122
DOF Group ASA	6,468	74,318
Elkem ASA (a) (b)	14,099	45,565
Elmera Group ASA (b)	4,690	22,039
Elopak ASA	6,518	23,153
Endur ASA	1,682	18,935
Entra ASA (b)	2,871	30,638
Equinor ASA	36,660	1,161,428
Europris ASA (b)	7,009	62,543
Frontline PLC	6,353	220,466
Gjensidige Forsikring ASA	8,148	220,508
Grieg Seafood ASA	2,564	7,084
Hexagon Composites ASA (a)	5,214	4,502
Hoegh Autoliners ASA	5,151	75,426
Integrated Wind Solutions ASA	1,156	6,729
Kid ASA (b)	1,671	20,162
Kitron ASA	9,977	107,579
Klaveness Combination Carriers ASA (b)	1,027	9,050
Kongsberg Gruppen ASA	19,271	580,925
Kongsberg Maritime AS (a)	19,271	99,787
Leroy Seafood Group ASA	11,885	46,000
LINK Mobility Group Holding ASA (a)	13,058	33,359
Magnora ASA	1,790	4,341
Medistim ASA	644	14,903
Moreld AS	7,846	14,986
Mowi ASA	19,748	364,806
MPC Container Ships ASA	18,072	46,296
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Multiconsult ASA (b)	898	$13,158
NEL ASA (a)	69,257	16,552
Norbit ASA	2,135	36,506
Norconsult Norge AS	13,432	48,866
Nordic Mining ASA (a)	2,192	1,621
Nordic Semiconductor ASA (a)	7,900	145,458
Norsk Hydro ASA	56,379	511,630
Norske Skog ASA (a) (b)	3,342	14,353
Norwegian Air Shuttle ASA	44,815	66,755
NRC Group ASA (a)	1,665	1,440
Nykode Therapeutics ASA (a)	8,301	2,701
Odfjell Drilling Ltd.	5,922	50,150
Odfjell SE Class A	1,054	11,099
Odfjell SE Class B	273	2,875
OKEA ASA (a)	1,273	3,904
Orkla ASA	33,095	348,492
Otello Corp. ASA (a)	2,731	4,697
Panoro Energy ASA	5,458	14,203
Pareto Bank ASA	1,710	11,751
Pexip Holding ASA	3,773	29,969
PhotoCure ASA (a)	1,030	6,172
Polaris Media ASA	504	3,076
poLight ASA (a) (b)	1,720	1,752
Protector Forsikring ASA	2,518	121,428
Rogaland Sparebank	881	12,965
Salmar ASA	3,436	160,836
Salmon Evolution ASA (a)	13,064	5,215
SATS ASA	9,035	38,348
Selvaag Bolig ASA	1,825	6,160
Sentia AS	1,647	12,816
Smartoptics Group ASA	2,103	10,626
Solstad Maritime ASA	4,662	11,543
Solstad Offshore ASA	2,062	11,252
SpareBank 1 Helgeland	510	7,937
SpareBank 1 Nord Norge	4,257	65,820
Sparebank 1 Oestlandet	2,148	41,087
Sparebank 1 Ostfold Akershus	192	8,534
SpareBank 1 Ringerike Hadeland	145	6,359
SpareBank 1 SMN	5,358	101,794
SpareBank 1 Sor-Norge ASA	10,625	207,658
Sparebanken More	1,709	18,711
Sparebanken Norge	6,683	125,508
Sparebanken Ost	631	4,598
Stolt-Nielsen Ltd.	1,024	30,165
Storebrand ASA	19,282	362,043
Telenor ASA	27,248	390,457
TGS ASA	8,876	115,620
Thor Medical ASA (a)	2,380	1,028
TOMRA Systems ASA	10,096	97,027
Var Energi ASA	41,324	172,011
Veidekke ASA	4,560	87,371
Vend Marketplaces ASA Class B	7,803	187,673
Vow ASA (a)	6,114	1,328
Wallenius Wilhelmsen ASA	4,302	57,082
Wilh Wilhelmsen Holding ASA Class A	479	33,255
Security Description	Shares	Value
Wilh Wilhelmsen Holding ASA Class B	323	$20,042
Zaptec ASA	2,744	13,324
		9,382,103
PERU — 0.0% *
Hochschild Mining PLC	14,228	87,358
POLAND — 1.1%
11 bit studios SA (a)	108	3,821
AB SA	531	18,619
AC SA (a)	251	1,389
Agora SA	1,451	3,544
Alior Bank SA	3,748	129,625
Allegro.eu SA (a) (b)	40,472	407,159
Ambra SA	401	1,925
Amica SA (a)	156	2,179
Apator SA	1,140	8,037
Archicom SA	385	5,244
Arctic Paper SA (a)	633	994
Asseco Business Solutions SA	1,085	23,843
Asseco Poland SA	2,341	104,100
Asseco South Eastern Europe SA	1,140	18,076
Atal SA	266	4,303
Auto Partner SA	2,744	18,323
Bank Handlowy w Warszawie SA	1,403	45,537
Bank Millennium SA (a)	25,472	132,515
Bank Ochrony Srodowiska SA (a)	1,433	3,687
Bank Polska Kasa Opieki SA	7,636	464,801
Benefit Systems SA (a)	138	178,867
Bioton SA (a)	1,567	1,651
BNPP Bank Polska SA	1,713	67,903
Boryszew SA (a)	3,226	4,291
Budimex SA	531	104,142
Bumech SA (a)	368	1,601
Captor Therapeutics SA (a)	104	2,119
CD Projekt SA (a)	3,020	180,291
Celon Pharma SA (a)	639	3,352
CI Games SA (a)	3,267	1,956
Cognor Holding SA (a)	4,878	7,332
Comp SA (a)	564	13,954
Creotech Instruments SA (a)	86	17,365
Creotech Quantum SA (a)	128	10,148
Cyber Folks SA	380	18,702
Cyfrowy Polsat SA (a)	10,602	42,661
Datawalk SA (a)	122	3,732
Develia SA (a)	17,344	48,726
Diagnostyka SA	776	35,860
Dino Polska SA (a) (b)	20,807	157,207
Dom Development SA	366	23,271
Echo Investment SA	7,632	9,827
Enea SA	12,167	62,731
Energa SA (a)	2,965	14,877
Enter Air SA	372	4,899
Erbud SA (a)	155	1,064
Erste Bank Polska SA	1,868	320,341
Eurocash SA (a)	3,343	4,540
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Fabryki Mebli Forte SA (a)	623	$2,967
Ferro SA	765	6,513
Firma Oponiarska Debica SA	104	2,651
Globe Trade Centre SA (a)	7,888	4,994
Grupa Azoty SA (a)	1,965	10,037
Grupa Kety SA	453	145,342
Grupa Pracuj SA	644	7,624
ING Bank Slaski SA	1,401	166,233
InPost SA (a)	11,741	206,856
Inter Cars SA	381	81,393
Jastrzebska Spolka Weglowa SA (a)	2,212	14,677
KGHM Polska Miedz SA	6,018	530,338
KRUK SA	755	84,803
LPP SA	57	277,202
Lubawa SA (a)	4,579	14,606
Lubelski Wegiel Bogdanka SA (a)	415	2,241
Mabion SA (a)	374	742
Mangata Holding SA	113	1,990
mBank SA (a)	581	210,831
Medicalgorithmics SA (a)	122	871
Medinice SA (a)	450	8,823
Mennica Polska SA	1,014	10,629
Mirbud SA	1,433	3,965
MLP Group SA (a)	257	7,042
Mo-BRUK SA	64	6,223
Modivo SA (a)	2,107	50,527
Murapol SA	1,063	10,718
Neuca SA	72	13,313
Newag SA	915	22,176
Oponeo.pl SA	17	443
Orange Polska SA	27,145	103,414
ORLEN SA	25,254	850,568
PCC Rokita SA	122	2,074
PCF Group SA (a)	285	246
Pepco Group NV	9,740	94,139
PGE Polska Grupa Energetyczna SA (a)	36,113	90,694
PKP Cargo SA (a)	1,283	3,806
PlayWay SA	13	849
Polenergia SA (a)	778	12,626
Polimex-Mostostal SA (a)	2,840	5,818
Powszechna Kasa Oszczednosci Bank Polski SA	37,250	1,022,112
Powszechny Zaklad Ubezpieczen SA	24,956	435,669
Poznanska Korporacja Budowlana Pekabex SA	401	1,195
Rainbow Tours SA	580	22,559
Ryvu Therapeutics SA (a)	381	1,395
Sanok Rubber Co. SA	1,025	5,726
Selvita SA (a)	377	3,189
Shoper SA	255	2,747
Sniezka SA	233	5,108
Stalexport Autostrady SA	4,032	1,884
Synektik SA	302	26,754
Security Description	Shares	Value
Synthaverse SA (a)	1,173	$908
Tauron Polska Energia SA	43,804	106,164
TEN Square Games SA	136	3,265
Text SA	622	7,132
Torpol SA	379	6,776
Toya SA (a)	1,034	2,536
Vercom SA Class D	369	11,918
Vigo Photonics SA (a)	8	1,145
Voxel SA	161	4,789
VRG SA (a)	7,619	10,945
Warsaw Stock Exchange	1,158	27,357
Wawel SA	3	565
Wielton SA (a)	1,024	1,447
Wirtualna Polska Holding SA	893	14,088
XTB SA (b)	3,472	98,798
Zabka Group SA (a)	23,421	169,480
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	264	5,183
Zespol Elektrowni Patnow Adamow Konin SA (a)	1,038	4,639
		7,817,608
PORTUGAL — 0.3%
Altri SGPS SA (c)	3,520	19,116
Banco Comercial Portugues SA Class R	382,083	452,125
Corticeira Amorim SGPS SA (c)	1,568	11,455
CTT-Correios de Portugal SA	2,770	18,321
EDP SA	131,403	688,218
Galp Energia SGPS SA	18,060	384,982
Ibersol SGPS SA	491	5,529
Jeronimo Martins SGPS SA	12,182	233,428
Mota-Engil SGPS SA (c)	2,955	15,757
Navigator Co. SA (c)	9,205	33,951
NOS SGPS SA	7,264	41,898
Novabase SGPS SA (a)	82	788
Pharol SA (a)	19,890	1,751
REN - Redes Energeticas Nacionais SGPS SA	14,729	63,570
Semapa-Sociedade de Investimento e Gestao	495	11,488
Sonae SGPS SA	39,718	91,500
		2,073,877
SINGAPORE — 0.3%
BW LPG Ltd. (b)	4,063	70,868
Hafnia Ltd.	13,059	85,384
STMicroelectronics NV (c)	28,730	2,119,289
		2,275,541
SOUTH AFRICA — 0.4%
Anglo American PLC	48,177	2,363,969
Pan African Resources PLC	72,683	92,127
Scatec ASA (a) (b)	6,285	61,735
		2,517,831
SOUTH KOREA — 0.1%
Delivery Hero SE (a) (b)	9,540	392,655
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SPAIN — 5.6%
Acciona SA (c)	1,062	$336,572
ACS Actividades de Construccion y Servicios SA	8,988	1,322,519
Aena SME SA (b)	31,916	972,812
Almirall SA (c)	3,491	44,942
Amadeus IT Group SA (c)	18,466	1,078,410
AmRest Holdings SE	3,006	8,989
Atalaya Mining Copper SA	6,122	66,344
Atresmedia Corp. de Medios de Comunicacion SA (c)	3,346	18,248
Banco Bilbao Vizcaya Argentaria SA	248,500	6,213,487
Banco de Sabadell SA	221,026	783,114
Banco Santander SA	642,421	8,875,456
Bankinter SA	28,319	474,001
Befesa SA (b)	1,545	52,727
CaixaBank SA	153,579	2,174,644
Cellnex Telecom SA (a) (b)	21,407	640,011
CIE Automotive SA	2,190	66,727
Cirsa Enterprises SA (a)	1,418	20,103
Colonial SFL Socimi SA REIT (a) (c)	10,518	68,183
Construcciones y Auxiliar de Ferrocarriles SA	881	63,960
Corp. ACCIONA Energias Renovables SA	1,148	30,371
Distribuidora Internacional de Alimentacion SA (a)	571	26,962
Ebro Foods SA	2,194	44,850
EDP Renewables SA (c)	13,467	218,173
eDreams ODIGEO SA (a) (c)	3,783	20,328
Elecnor SA	1,708	77,622
Enagas SA (c)	10,104	195,920
Ence Energia y Celulosa SA (a) (c)	5,986	15,686
Endesa SA (c)	13,955	636,276
Faes Farma SA (c)	10,975	57,594
Fluidra SA (c)	4,034	91,319
Fomento de Construcciones y Contratas SA (a)	3,025	43,784
Gestamp Automocion SA (b) (c)	5,977	19,510
Global Dominion Access SA (b) (c)	3,880	13,219
Grenergy Renovables SA (a)	621	81,507
Grifols SA (c)	11,455	117,345
Grifols SA Class B, Preference Shares	11,007	79,281
HBX Group International PLC	3,167	24,549
Iberdrola SA	274,674	6,858,520
Indra Sistemas SA	4,407	241,446
Industria de Diseno Textil SA	48,356	3,047,332
Laboratorios Farmaceuticos Rovi SA	693	45,835
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	28,055	38,555
Logista Integral SA	2,747	105,965
Mapfre SA	41,732	206,594
Melia Hotels International SA	4,130	57,370
Security Description	Shares	Value
Merlin Properties Socimi SA REIT	18,110	$317,617
Naturgy Energy Group SA	15,800	496,041
Neinor Homes SA (b) (c)	2,353	44,254
Obrascon Huarte Lain SA (a)	26,881	14,033
Parques Reunidos Servicios Centrales SAU Class C (a) (d)	1,617	—
Pharma Mar SA (a) (c)	529	45,633
Prosegur Cia de Seguridad SA	3,624	11,208
Puig Brands SA Class B	5,838	107,661
Redeia Corp. SA (c)	17,786	302,784
Repsol SA (c)	48,024	1,208,478
Sacyr SA	26,490	141,617
Solaria Energia y Medio Ambiente SA (a)	3,395	77,261
Tecnicas Reunidas SA (a)	2,386	78,837
Telefonica SA (c)	159,919	642,849
Tubacex SA (c)	4,302	16,477
Unicaja Banco SA (b)	47,401	168,976
Vidrala SA (c)	1,098	105,323
Viscofan SA	1,536	102,557
Viscofan SA (a) (c)	56	3,739
		39,562,507
SWEDEN — 5.7%
AAK AB (c)	7,785	184,205
AcadeMedia AB (b)	3,491	36,359
Acast AB (a)	5,103	21,064
AddLife AB Class B (c)	4,899	82,712
Addnode Group AB	5,814	24,630
AddTech AB Class B	11,412	402,562
AFRY AB	4,577	49,373
Alfa Laval AB	12,822	764,433
Alimak Group AB (b)	2,823	34,653
Alleima AB (c)	7,148	65,511
Alligo AB Class B	1,027	14,135
Altra Fastigheter AB	6,996	49,950
Ambea AB (b)	3,264	50,420
Apotea AB (c)	2,569	19,696
AQ Group AB	2,458	55,824
Arjo AB Class B	8,656	21,984
Asker Healthcare Group AB (c)	9,970	81,125
Asmodee Group AB Class B (a) (c)	7,839	114,935
Assa Abloy AB Class B	43,088	1,524,396
Atea ASA	3,482	60,804
Atlas Copco AB Class A	112,141	2,272,796
Atlas Copco AB Class B	67,816	1,203,123
Atrium Ljungberg AB Class B	10,898	29,615
Attendo AB (b)	6,513	82,572
Avanza Bank Holding AB (c)	5,542	222,180
Avarda Bank AB	1,646	30,511
Axfood AB	4,926	131,012
Beijer Alma AB	1,916	58,798
Beijer Ref AB Class B (c)	17,918	262,897
Bergman & Beving AB (c)	1,032	31,083
Betsson AB Class B	5,171	45,255
BHG Group AB (a)	3,989	8,977
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
BICO Group AB (a) (c)	1,695	$2,830
Bilia AB Class A (c)	2,999	44,901
Billerud AB	9,201	59,514
BioArctic AB (b) (c)	1,798	61,159
BioGaia AB Class B	4,577	55,284
Boliden AB	12,512	706,908
Bonava AB Class B (a)	9,584	9,101
BoneSupport Holding AB (a) (b)	2,823	61,663
Boozt AB (a) (b) (c)	1,657	25,339
Bravida Holding AB (b)	8,550	109,192
BTS Group AB Class B	628	11,226
Bufab AB	5,775	75,662
Bure Equity AB	2,305	63,495
Byggmax Group AB	2,343	11,330
Camurus AB (a)	1,741	101,728
Carasent AB (a)	2,595	6,113
Castellum AB (c)	15,789	207,678
Catella AB	1,672	3,559
Catena AB	2,316	99,597
Cellavision AB (c)	536	7,543
Cibus Real Estate AB publ (c)	3,819	58,243
Cint Group AB (a)	7,886	4,816
Clas Ohlson AB Class B	1,787	79,027
Cloetta AB Class B	8,660	44,006
Coor Service Management Holding AB (b)	4,030	21,049
Corem Property Group AB Class B (c)	22,493	5,457
Corem Property Group AB Class D	260	6,152
CTT Systems AB	371	4,891
Dios Fastigheter AB	4,940	32,744
Dometic Group AB (a) (b)	13,177	33,902
Duni AB (c)	1,407	11,499
Dustin Group AB (a) (b)	13,435	2,263
Dynavox Group AB	4,138	24,991
Eastnine AB	2,040	9,475
Electrolux AB Class B (a) (c)	50,638	160,471
Electrolux Professional AB Class B	9,574	41,894
Elekta AB Class B (c)	15,667	80,001
Embracer Group AB (a) (c)	6,559	42,777
Enea AB (a)	641	4,908
Engcon AB (c)	1,706	10,806
Eolus AB Class B	1,026	4,596
Ependion AB	788	11,839
Epiroc AB Class A	27,291	749,800
Epiroc AB Class B	17,182	399,096
EQT AB (c)	37,726	1,068,068
Essity AB Class A	789	22,460
Essity AB Class B	25,932	734,970
Evolution AB (a) (b) (c)	5,806	399,059
Fabege AB	8,627	66,230
Fagerhult Group AB	3,749	6,663
Fasadgruppen Group AB (a)	2,825	5,546
Fastighets AB Balder Class B (a) (c)	31,264	167,075
Fastighets AB Trianon	2,435	4,441
Security Description	Shares	Value
Fastighetsbolaget Emilshus AB Class B (a)	2,469	$14,031
FastPartner AB Class A	2,057	8,087
FM Mattsson AB	933	7,076
Getinge AB Class B	9,325	190,871
Granges AB	4,395	77,926
Green Landscaping Group AB (a) (b)	1,153	3,151
Gruvaktiebolaget Viscaria (a)	11,200	18,840
H & M Hennes & Mauritz AB Class B (c)	20,148	347,037
Hacksaw AB (c)	7,309	58,906
Hansa Biopharma AB (a)	1,436	5,252
Hanza AB	1,060	15,772
Heba Fastighets AB Class B	2,883	7,194
Hemnet Group AB	3,852	29,294
Hexagon AB Class B	93,247	771,940
Hexatronic Group AB (a)	7,118	28,955
Hexpol AB	10,983	81,991
HMS Networks AB	1,419	73,823
Hoist Finance AB (b)	1,741	32,146
Holmen AB Class B	3,169	99,738
Hufvudstaden AB Class A	3,004	37,123
Humana AB	1,409	9,390
Humble Group AB (a)	15,890	10,836
Husqvarna AB Class A	1,048	4,104
Husqvarna AB Class B	14,835	57,880
Industrivarden AB Class A	6,187	347,446
Industrivarden AB Class C (c)	7,548	414,907
Indutrade AB	11,774	243,798
Instalco AB	9,449	37,335
Intea Fastigheter AB	7,628	58,088
Intrum AB (a) (c) (e)	4,005	1,383
Intrum AB (a) (c) (e)	72,090	22,927
Investment AB Latour Class B	6,362	126,541
Investment AB Oresund	1,449	20,991
Investor AB Class A	22,825	934,400
Investor AB Class B	79,273	3,297,257
INVISIO AB (c)	1,548	32,789
Inwido AB (c)	2,453	36,473
ITAB Group AB (a)	5,916	8,692
JM AB (c)	2,961	40,446
John Mattson Fastighetsforetagen AB	1,290	7,691
Karnell Group AB (a)	1,181	9,982
Karnov Group AB (a)	3,186	22,418
Keo Capital AB (a)	3,627	3,238
K-fast Holding AB (a)	2,567	2,652
Kinnevik AB Class B (a)	10,365	55,690
Klarabo Sverige AB Class B	4,124	5,897
KNOW IT AB	887	7,222
L E Lundbergforetagen AB Class B	3,135	180,912
Lagercrantz Group AB Class B	8,832	232,523
Lifco AB Class B	9,976	327,168
Lime Technologies AB	378	7,733
Lindab International AB (c)	3,342	44,994
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Logistea AB Class B	12,118	$16,678
Loomis AB	2,925	143,618
Medcap AB (a)	617	33,438
Medicover AB Class B	3,001	71,318
MEKO AB	1,788	14,170
Midsona AB Class B	1,967	2,927
Mildef Group AB (c)	2,359	45,007
MIPS AB (c)	1,007	26,865
Modern Times Group MTG AB Class B (a)	4,552	57,569
Momentum Group AB	1,527	17,924
Morrow Bank AB (a)	8,761	10,682
Munters Group AB (b)	5,945	105,900
Mycronic AB	6,690	222,029
NCAB Group AB	8,530	74,035
NCC AB Class B (c)	3,640	71,723
Nederman Holding AB	794	10,764
Neobo Fastigheter AB (a)	6,759	11,558
New Wave Group AB Class B (c)	3,654	34,414
Nibe Industrier AB Class B	62,367	232,117
Nivika Fastigheter AB Class B	1,279	4,738
NOBA Bank Group AB	8,094	65,233
Nobia AB (a)	1,848	2,568
Nolato AB Class B	8,144	40,938
Nordnet AB publ	7,538	286,935
Norion Bank AB (a) (c)	2,768	17,360
Note AB (a)	784	12,767
NP3 Fastigheter AB (c)	1,568	43,177
OEM International AB Class B	4,726	81,549
Orron Energy AB (a) (c)	7,887	6,128
Ovzon AB (a)	4,164	18,922
Pandox AB (c)	4,955	88,572
Peab AB Class B	8,694	81,836
Platzer Fastigheter Holding AB Class B	3,629	25,685
PowerCell Sweden AB (a) (c)	1,289	3,069
PPI Public Property Invest AB Class A (c)	14,529	27,893
Prisma Properties AB (a)	4,674	11,204
Proact IT Group AB	904	11,564
Ratos AB Class B	8,920	30,636
RaySearch Laboratories AB (c)	1,063	24,164
Rejlers AB	658	9,586
Roko AB (a)	414	77,768
Rusta AB	2,087	17,316
Rvrc Holding AB	3,859	22,489
Saab AB Class B	14,412	748,733
Sagax AB Class A	236	3,767
Sagax AB Class B (c)	9,567	152,429
Sagax AB Class D (c)	4,294	14,553
Samhallsbyggnadsbolaget i Norden AB (a) (c)	51,526	18,788
Samhallsbyggnadsbolaget i Norden AB Class I-D (a) (c)	6,325	4,326
Sandvik AB	46,391	1,916,871
Scandi Standard AB	972	14,603
Security Description	Shares	Value
Scandic Hotels Group AB (b)	7,326	$68,316
Sdiptech AB Class B (a)	1,444	36,286
Sectra AB Class B	6,464	183,538
Securitas AB Class B	21,988	361,690
Sedana Medical AB (a)	3,388	2,899
Sivers Semiconductors AB (a)	11,201	73,087
Skandinaviska Enskilda Banken AB Class A	68,725	1,369,792
Skandinaviska Enskilda Banken AB Class C	645	13,022
Skanska AB Class B	15,432	413,299
SKF AB Class A	544	14,024
SKF AB Class B	14,817	380,906
SkiStar AB	1,787	29,377
SSAB AB Class A	8,153	75,699
SSAB AB Class B (c)	27,149	251,288
Stendorren Fastigheter AB (a)	521	9,421
Stenhus Fastigheter I Norden AB	7,619	9,652
Stillfront Group AB (a) (c)	17,851	7,861
Storskogen Group AB Class B	67,574	59,585
Sveafastigheter AB (a) (c)	3,347	10,340
Svedbergs Group AB	1,568	10,450
Svenska Cellulosa AB SCA Class A	896	9,184
Svenska Cellulosa AB SCA Class B	23,920	244,930
Svenska Handelsbanken AB Class A	67,629	996,461
Svenska Handelsbanken AB Class B (c)	1,529	37,190
Svolder AB Class B	4,498	24,493
Sweco AB Class B	9,142	120,059
Swedbank AB Class A	39,952	1,494,358
Swedish Logistic Property AB Class B (a)	6,859	26,647
Swedish Orphan Biovitrum AB (a)	10,251	489,346
SynAct Pharma AB (a)	1,027	2,234
Synsam AB	4,068	22,698
Systemair AB	4,137	35,094
Tele2 AB Class B	24,360	424,494
Telefonaktiebolaget LM Ericsson Class A	2,488	27,764
Telefonaktiebolaget LM Ericsson Class B	126,873	1,417,762
Telia Co. AB	101,635	495,775
Thule Group AB (b)	4,672	99,444
Trelleborg AB Class B	8,768	365,645
Troax Group AB	1,657	17,600
Truecaller AB Class B	10,229	14,892
VBG Group AB Class B (c)	765	25,096
Vestum AB (a)	11,128	18,512
Viaplay Group AB (a) (c)	130,241	16,445
Vicore Pharma Holding AB (a) (c)	15,385	20,030
Vimian Group AB (a) (c)	9,538	28,777
Vitec Software Group AB Class B (c)	1,528	36,029
Vitrolife AB (c)	3,100	28,107
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
VNV Global AB (a)	4,118	$7,021
Volati AB	934	2,360
Volvo AB Class A	8,177	278,984
Volvo AB Class B (c)	69,122	2,353,311
Volvo Car AB Class B (a) (c)	28,053	54,580
Wallenstam AB Class B (c)	21,472	87,324
Wihlborgs Fastigheter AB	11,629	90,358
XANO Industri AB Class B	790	3,779
Xvivo Perfusion AB (a)	1,173	31,464
Yubico AB (a)	2,730	16,629
		40,537,894
SWITZERLAND — 9.5%
ABB Ltd.	68,063	7,389,769
Accelleron Industries AG	4,145	426,498
Adecco Group AG	7,190	132,810
Allreal Holding AG	674	177,138
ALSO Holding AG	261	62,253
Arbonia AG (a) (c)	2,178	9,612
Aryzta AG (a)	1,075	74,763
Autoneum Holding AG	131	17,539
Avolta AG	4,352	291,338
Bachem Holding AG (c)	1,322	123,981
Banque Cantonale de Geneve	1,062	44,763
Banque Cantonale Vaudoise (c)	1,269	186,264
Barry Callebaut AG (c)	154	214,014
Basellandschaftliche Kantonalbank	26	35,133
Basilea Pharmaceutica Ag Allschwil (a)	531	35,152
Belimo Holding AG	435	490,733
Bell Food Group AG	110	24,410
Berner Kantonalbank AG	194	92,232
BKW AG	880	148,694
Bossard Holding AG Class A	239	57,776
Bucher Industries AG	288	113,536
Burckhardt Compression Holding AG (c)	134	78,574
Burkhalter Holding AG	374	71,401
Bystronic AG (c)	65	11,475
Cembra Money Bank AG (c)	1,283	150,464
Cham Swiss Properties AG	969	28,350
Chocoladefabriken Lindt & Spruengli AG (e)	43	501,085
Chocoladefabriken Lindt & Spruengli AG (c) (e)	5	595,054
Cicor Technologies Ltd. (a) (c)	87	13,180
Cie Financiere Richemont SA Class A	23,511	5,437,274
Cie Financiere Tradition SA Class BR	106	39,554
Clariant AG	9,831	85,921
Comet Holding AG	321	162,758
Daetwyler Holding AG Class BR, Bearer Shares	362	69,380
DKSH Holding AG	1,578	121,678
DocMorris AG (a) (c)	1,578	17,137
Security Description	Shares	Value
dormakaba Holding AG	1,270	$82,184
Dottikon Es Holding AG (a) (c)	138	47,218
DSM-Firmenich AG (c)	7,320	694,623
EFG International AG	5,352	107,617
Emmi AG (c)	112	122,323
EMS-Chemie Holding AG	298	256,014
Fenix Outdoor International AG	156	6,601
Flughafen Zurich AG	838	259,716
Forbo Holding AG (c)	51	47,039
Fundamenta Real Estate AG	1,164	24,315
Galderma Group AG	8,321	1,897,021
Galenica AG (b)	2,181	227,928
Geberit AG	1,473	985,713
Georg Fischer AG	3,404	176,815
Givaudan SA	333	1,411,839
Helvetia Baloise Holding AG	3,377	873,293
Hiag Immobilien Holding AG	209	35,133
Huber & Suhner AG	715	197,663
Idorsia Ltd. (a)	8,693	73,982
Implenia AG	712	62,934
Inficon Holding AG	788	177,987
International Workplace Group PLC	36,056	88,532
Interroll Holding AG	36	56,857
Intershop Holding AG	256	54,777
Julius Baer Group Ltd.	8,937	773,325
Jungfraubahn Holding AG	206	66,909
Kardex Holding AG	255	71,602
Komax Holding AG (a) (c)	155	8,234
Kongsberg Automotive ASA (a)	33,987	6,849
Kuehne & Nagel International AG (c)	2,338	567,943
Kuros Biosciences AG (a) (c)	1,355	32,420
Landis & Gyr Group AG	1,049	56,309
Logitech International SA	6,365	597,638
Lonza Group AG	3,054	2,066,414
Luzerner Kantonalbank AG	796	108,745
Medacta Group SA (b)	249	41,981
Medmix AG (b)	1,013	9,921
Mobilezone Holding AG	1,787	30,084
Mobimo Holding AG	318	136,993
Nestle SA	112,571	11,594,122
OC Oerlikon Corp. AG Pfaeffikon (c)	8,406	42,413
Partners Group Holding AG	984	807,791
Plazza AG Class A	64	34,592
PSP Swiss Property AG	1,982	354,065
R&S Group Holding AG (c)	1,376	46,501
Rieter Holding AG (a) (c)	3,302	12,158
Romande Energie Holding SA	308	18,480
Sandoz Group AG	19,127	1,733,796
Schindler Holding AG (e)	1,790	594,706
Schindler Holding AG (e)	911	290,246
Schweiter Technologies AG	50	18,286
Schweizerische Nationalbank	3	11,492
Sensirion Holding AG (a) (b)	492	49,221
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SFS Group AG	800	$132,102
SGS SA	7,452	865,805
Siegfried Holding AG	1,744	153,072
SIG Group AG (a)	13,553	227,325
Sika AG	6,974	1,441,659
SKAN Group AG (c)	524	35,923
SMG Swiss Marketplace Group AG (b)	797	25,393
Sonova Holding AG	2,148	511,536
St. Galler Kantonalbank AG	125	99,486
Stadler Rail AG (c)	2,436	70,182
Straumann Holding AG	5,138	677,720
Sulzer AG	779	129,600
Sunrise Communications AG Class A	2,868	142,929
Swatch Group AG (c)	1,978	96,246
Swatch Group AG Class BR, Bearer Shares	1,278	313,064
Swiss Life Holding AG	1,240	1,367,513
Swiss Prime Site AG	3,477	568,544
Swisscom AG	1,114	861,066
Swissquote Group Holding SA	5,300	249,018
Tecan Group AG	543	108,916
Temenos AG	2,297	188,225
Thurgauer Kantonalbank	145	33,165
TORM PLC Class A	2,893	74,604
TX Group AG	130	20,081
UBS Group AG	134,550	6,682,047
Valiant Holding AG	727	144,922
VAT Group AG (b)	1,172	1,026,054
Vaudoise Assurances Holding SA	45	43,848
Vetropack Holding AG (c)	621	13,873
Vontobel Holding AG	1,175	106,918
VZ Holding AG	711	133,447
Walliser Kantonalbank	204	40,084
Ypsomed Holding AG (c)	163	73,715
Zehnder Group AG	386	29,860
Zug Estates Holding AG Class B	14	36,447
Zuger Kantonalbank Class BR	6	76,241
Zurich Insurance Group AG	6,705	4,975,656
		67,459,339
UKRAINE — 0.0% *
Ferrexpo PLC (a)	12,274	4,656
UNITED KINGDOM — 17.3%
3i Group PLC	42,105	1,389,272
4imprint Group PLC	1,176	57,439
Aberdeen Group PLC	79,255	250,565
Admiral Group PLC	11,723	553,913
AG Barr PLC	4,039	33,934
AJ Bell PLC	14,860	120,606
Allfunds Group PLC	12,976	124,766
AO World PLC (a)	20,436	24,818
Ashmore Group PLC	20,953	55,953
Associated British Foods PLC	12,452	328,224
AstraZeneca PLC	67,764	12,681,500
Security Description	Shares	Value
Auction Technology Group PLC (a)	3,990	$21,734
Autotrader Group PLC (b)	36,037	238,720
Aviva PLC	132,826	1,146,258
Avon Technologies PLC	1,176	26,784
B&M European Value Retail PLC	41,551	107,485
Babcock International Group PLC	21,994	277,845
BAE Systems PLC	137,974	3,376,841
Balfour Beatty PLC	22,012	253,444
Baltic Classifieds Group PLC	21,292	53,157
Barclays PLC	600,737	4,039,262
Barratt Redrow PLC	63,765	237,901
Beazley PLC	26,558	453,656
Bellway PLC	5,327	137,022
Berkeley Group Holdings PLC (a)	4,103	190,491
Big Yellow Group PLC REIT	8,694	104,140
Bloomsbury Publishing PLC (c)	3,207	26,433
Bodycote PLC	8,037	70,830
Breedon Group PLC	12,161	47,712
Bridgepoint Group PLC (b) (c)	33,654	117,207
British American Tobacco PLC	94,681	5,877,365
British Land Co. PLC REIT	44,459	244,058
BT Group PLC	272,618	687,843
Bunzl PLC	14,167	494,523
Burberry Group PLC (a)	16,258	229,163
Bytes Technology Group PLC (c)	5,753	28,863
Capita PLC (a) (c)	4,709	17,156
Capricorn Energy PLC (a)	3,490	13,665
Centrica PLC	200,677	455,056
Ceres Power Holdings PLC (a)	7,510	50,785
Chemring Group PLC	11,885	80,765
Chesnara PLC	10,083	44,297
Clarkson PLC	1,405	77,687
Close Brothers Group PLC (a)	6,371	34,263
Coats Group PLC	87,265	90,284
Compass Group PLC	77,666	2,508,612
Computacenter PLC	2,740	155,431
Convatec Group PLC (b)	90,437	258,070
Costain Group PLC	12,225	33,668
Cranswick PLC	2,429	177,314
Croda International PLC	5,816	233,431
Currys PLC	49,244	104,313
CVS Group PLC	3,357	52,264
DCC PLC	3,911	323,910
Derwent London PLC REIT	4,428	114,074
DFS Furniture PLC	10,225	18,592
Diageo PLC	96,815	1,956,376
Diploma PLC	5,934	561,551
DiscoverIE Group PLC	4,028	36,140
Domino's Pizza Group PLC (c)	13,819	33,216
Dr. Martens PLC	27,024	24,784
Drax Group PLC	15,133	152,447
Dunelm Group PLC	5,343	55,775
easyJet PLC (c)	16,084	119,204
Elementis PLC	24,434	49,877
Enity Holding AB	1,015	7,257
EnQuest PLC	89,990	26,277
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Entain PLC	25,711	$190,758
Essentra PLC	12,166	12,902
Firstgroup PLC	26,117	65,099
Foresight Group Holdings Ltd.	3,794	22,056
Forterra PLC (b)	8,434	15,134
Frasers Group PLC (a) (c)	5,024	47,944
Future PLC	4,682	18,779
Galliford Try Holdings PLC	5,203	36,324
Games Workshop Group PLC	1,439	412,541
Gamma Communications PLC	4,096	45,693
GB Group PLC	9,575	25,086
Genuit Group PLC	10,611	39,011
Genus PLC	2,733	77,916
Goodwin PLC (c)	131	28,445
Grafton Group PLC CDI	7,170	85,724
Grainger PLC REIT	28,054	63,187
Great Portland Estates PLC REIT	15,283	67,344
Greggs PLC (c)	4,507	95,711
GSK PLC	177,364	4,663,397
Gym Group PLC (a) (b)	6,971	19,522
Halfords Group PLC	10,511	32,156
Halma PLC	16,690	871,451
Hammerson PLC REIT	22,532	110,591
Harbour Energy PLC	38,919	111,059
Hays PLC	69,595	28,801
Helical PLC REIT	4,302	10,951
Hikma Pharmaceuticals PLC	7,288	147,029
Hill & Smith PLC	3,357	122,306
Hilton Food Group PLC	3,777	25,817
Hiscox Ltd.	14,788	362,517
Hollywood Bowl Group PLC	7,109	25,900
Howden Joinery Group PLC	23,317	259,185
HSBC Holdings PLC	750,751	14,256,973
Hunting PLC	6,495	38,189
Ibstock PLC (b)	17,216	20,988
ICG PLC	12,910	289,407
IG Group Holdings PLC	14,937	360,421
IMI PLC	11,408	448,787
Imperial Brands PLC	33,887	1,254,394
Inchcape PLC	15,991	163,637
Informa PLC	55,603	667,291
IntegraFin Holdings PLC	13,820	65,024
International Consolidated Airlines Group SA Class DI	102,463	649,371
International Personal Finance PLC	10,750	35,384
Intertek Group PLC	6,666	513,594
Investec PLC	23,730	189,131
IP Group PLC (a)	42,163	36,654
Ithaca Energy PLC	8,545	24,611
ITV PLC	172,576	184,615
J D Wetherspoon PLC (c)	2,696	24,422
J Sainsbury PLC	77,649	329,585
JD Sports Fashion PLC	99,848	112,274
Johnson Matthey PLC	7,188	180,502
Johnson Service Group PLC	17,331	37,908
Security Description	Shares	Value
Jupiter Fund Management PLC	19,240	$41,777
Kainos Group PLC	4,573	46,553
Keller Group PLC	3,375	118,885
Kier Group PLC	17,473	50,603
Kingfisher PLC	73,031	274,507
Lancashire Holdings Ltd.	10,864	93,076
Land Securities Group PLC REIT	32,444	280,329
Legal & General Group PLC	234,542	890,306
Lloyds Banking Group PLC	2,560,750	3,776,015
London Stock Exchange Group PLC	20,994	2,274,282
LondonMetric Property PLC REIT	97,583	243,880
M&G PLC	94,359	421,050
Man Group PLC	49,418	191,654
Marks & Spencer Group PLC	89,017	439,510
Marshalls PLC	10,869	21,639
Marston's PLC (a)	25,857	17,468
Melrose Industries PLC	54,977	346,526
Metro Bank Holdings PLC (a)	14,454	31,423
Mitchells & Butlers PLC (a)	11,132	36,051
Mitie Group PLC	56,819	112,667
Molten Ventures PLC (a)	8,024	61,822
MONY Group PLC	22,502	55,311
Moonpig Group PLC	15,998	50,833
Morgan Advanced Materials PLC	12,024	33,992
Morgan Sindall Group PLC	1,999	130,430
National Grid PLC	226,233	3,747,339
NatWest Group PLC	356,619	3,157,060
NCC Group PLC	12,294	19,679
Next PLC	4,971	959,644
Ninety One PLC	11,391	31,931
Ocado Group PLC (a) (c)	26,632	63,342
On the Beach Group PLC (b) (c)	6,244	14,486
OSB Group PLC	15,557	107,163
OXB (a)	4,625	38,304
Oxford Instruments PLC	2,647	107,083
Oxford Nanopore Technologies PLC (a) (c)	28,178	46,412
Pagegroup PLC	13,832	19,515
Paragon Banking Group PLC	8,693	88,552
Paratus Energy Services Ltd.	5,228	24,408
PayPoint PLC	2,306	17,553
Pearson PLC	27,473	436,104
Pennon Group PLC	20,647	127,647
Persimmon PLC	14,272	198,896
Pets at Home Group PLC	21,074	49,620
Picton Property Income Ltd. REIT	21,336	20,134
Pinewood Technologies Group PLC (a) (c)	2,744	9,688
Playtech PLC (a) (c)	12,936	54,701
Premier Foods PLC	27,408	74,282
Primary Health Properties PLC REIT	115,759	147,034
PZ Cussons PLC	13,564	18,759
QinetiQ Group PLC	20,874	117,026
Quilter PLC (b)	56,628	144,532
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Raspberry PI Holdings PLC (a)	4,315	$47,134
Rathbones Group PLC	2,702	57,451
Reckitt Benckiser Group PLC	27,889	1,817,839
RELX PLC	79,529	2,497,427
Renishaw PLC	1,654	112,398
Rentokil Initial PLC	110,984	628,396
Rightmove PLC	34,024	197,884
Rolls-Royce Holdings PLC	366,887	7,034,487
Rotork PLC	37,590	147,379
RS Group PLC	20,139	155,432
Sabre Insurance Group PLC (b)	10,490	24,226
Safestore Holdings PLC REIT	9,464	76,999
Saga PLC (a)	4,256	36,209
Sage Group PLC	41,635	450,922
Savills PLC	6,064	68,734
Schroders PLC	42,888	334,423
Segro PLC REIT	54,329	631,090
Senior PLC	20,023	76,537
Serco Group PLC	43,583	126,682
Severn Trent PLC	11,617	455,775
Shaftesbury Capital PLC REIT	66,294	121,512
Smith & Nephew PLC	38,597	558,640
Smiths Group PLC	13,879	471,575
Softcat PLC	5,853	142,162
Spirax Group PLC	3,221	292,201
Spire Healthcare Group PLC (b)	11,111	31,706
SSE PLC	52,842	1,708,477
SSP Group PLC	33,350	83,083
St. James's Place PLC	21,611	347,497
Standard Chartered PLC	78,562	2,128,178
Standard Life PLC	37,794	417,850
SThree PLC	5,303	11,149
Subsea 7 SA	9,889	337,778
Tate & Lyle PLC	15,758	115,868
Taylor Wimpey PLC	156,708	167,807
Telecom Plus PLC	3,342	32,957
Tesco PLC	277,604	1,690,079
THG PLC (a) (c)	30,613	12,222
TP ICAP Group PLC	33,106	148,693
Trainline PLC (a) (b)	19,787	53,575
Travis Perkins PLC	9,330	68,417
Tritax Big Box REIT PLC	100,567	215,433
Trustpilot Group PLC (a) (b)	14,475	49,874
Unilever PLC	95,568	5,742,797
UNITE Group PLC REIT	18,593	125,485
United Utilities Group PLC	32,534	565,236
Vanquis Banking Group PLC (a)	10,353	16,022
Verisure PLC (a) (c)	13,411	149,648
Vesuvius PLC	8,125	48,312
Victrex PLC	3,636	27,749
Vistry Group PLC (a) (c)	13,438	45,766
Vodafone Group PLC	835,124	1,103,984
Volution Group PLC	9,294	75,370
Watches of Switzerland Group PLC (a) (b)	10,622	99,955
Weir Group PLC	11,393	363,517
Security Description	Shares	Value
WH Smith PLC	5,712	$29,794
Whitbread PLC	7,225	229,282
Wickes Group PLC	10,226	25,489
Wise Group PLC Class A (a)	36,860	442,356
Workspace Group PLC REIT (c)	6,366	29,268
WPP PLC	48,080	150,474
XPS Pensions Group PLC	8,696	35,491
Zegona Communications PLC	7,861	166,101
Zigup PLC	10,363	62,444
		123,599,946
UNITED STATES — 9.4%
Acerinox SA	8,268	144,912
Aegon Ltd.	54,118	460,212
Alcon AG	21,718	1,470,034
AP Moller - Maersk AS Class A	118	272,530
AP Moller - Maersk AS Class B	151	358,908
BP PLC	721,011	4,469,966
Buzzi SpA	3,395	173,853
Experian PLC	39,631	1,337,623
Ferrovial NV	21,330	1,462,708
Haleon PLC	389,222	1,796,199
Holcim AG	23,379	2,112,269
HUUUGE, Inc. (a) (b)	1,241	7,131
InterContinental Hotels Group PLC	6,450	1,111,013
Novartis AG	83,204	13,056,421
Octave Intelligence PLC SDR (a) (c)	9,324	150,677
PolyPeptide Group AG (a) (b)	645	37,621
PureTech Health PLC (a)	10,363	18,898
Qiagen NV	9,234	357,890
RHI Magnesita NV	913	33,142
Roche Holding AG	30,695	12,663,852
Roche Holding AG Class BR, Bearer Shares	1,621	681,638
Sanofi SA	49,214	4,224,479
Schneider Electric SE	25,240	8,235,758
Shell PLC (e)	114,473	4,456,230
Shell PLC (e)	130,128	5,068,033
Signify NV (b) (c)	5,561	106,113
Sinch AB (a) (b) (c)	26,059	102,156
Stellantis NV (a) (e)	1,137	6,476
Stellantis NV (a) (c) (e)	88,179	501,605
Swiss Re AG	12,992	2,069,636
Tenaris SA	13,883	384,272
		67,332,255
TOTAL COMMON STOCKS (Cost $631,368,148)		709,243,362
PREFERRED STOCKS — 0.0% *
ITALY — 0.0% *
Edison SpA 3.39%	4,765	10,460
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SWEDEN — 0.0% *
Corem Property Group AB Preference Shares 8.66%	412	$9,834
TOTAL PREFERRED STOCKS (Cost $21,087)		20,294
RIGHTS — 0.0% *
POLAND — 0.0% *
Energa SA (expiring 06/01/2026) (a)	3,034	194
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (a)	8,988	18,877
Tubacex SA (expiring 07/01/26) (a) (c)	4,302	261
		19,138
TOTAL RIGHTS (Cost $19,398)		19,332
WARRANTS — 0.0% *
DENMARK — 0.0%
Atlantic Sapphire ASA (expiring 12/14/26) (a)	88	—
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a) (c)	972	892
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
		892
TOTAL WARRANTS (Cost $0)		892
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	331,835	331,835
State Street Navigator Securities Lending Portfolio II (h) (i)	14,481,872	14,481,872
TOTAL SHORT-TERM INVESTMENTS (Cost $14,813,707)		14,813,707
TOTAL INVESTMENTS — 101.5% (Cost $646,222,340)		724,097,587
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(10,952,415)
NET ASSETS — 100.0%		$713,145,172

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.0% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at June 30, 2026.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing less than 0.05% of the Fund's net assets.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$709,237,388	$5,974	$0 (a)	$709,243,362
Preferred Stocks	20,294	—	—	20,294
Rights	18,877	455	—	19,332
Warrants	892	—	0 (a)	892
Short-Term Investments	14,813,707	—	—	14,813,707
TOTAL INVESTMENTS	$724,091,158	$6,429	$0	$724,097,587

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	566,751	$566,751	$23,047,861	$23,282,777	$—	$—	331,835	$331,835	$12,457
State Street Navigator Securities Lending Portfolio II	9,156,450	9,156,450	116,509,705	111,184,283	—	—	14,481,872	14,481,872	100,453
Total		$9,723,201	$139,557,566	$134,467,060	$—	$—		$14,813,707	$112,910
See accompanying notes to Schedule of Investments.

STATE STREET SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 1.7%
Anheuser-Busch InBev SA	884,471	$73,474,938
CHINA — 1.1%
Prosus NV	1,091,932	47,426,942
FINLAND — 1.3%
Nordea Bank Abp	2,928,841	55,585,833
FRANCE — 26.5%
Air Liquide SA	547,791	108,523,444
Airbus SE	506,430	112,638,946
AXA SA	1,517,969	76,101,416
BNP Paribas SA	893,675	104,360,392
Cie de Saint-Gobain SA	428,742	38,802,710
Danone SA	551,022	45,195,016
EssilorLuxottica SA	269,486	50,544,358
Hermes International SCA	30,240	55,248,285
L'Oreal SA	206,963	90,779,576
LVMH Moet Hennessy Louis Vuitton SE	212,505	117,615,477
Safran SA	317,848	125,371,498
TotalEnergies SE	1,958,885	152,359,539
Vinci SA	501,139	73,223,299
		1,150,763,956
GERMANY — 28.7%
adidas AG	154,767	31,743,955
Allianz SE	327,400	155,004,442
BASF SE	767,399	41,043,244
Bayer AG	845,618	46,802,553
Bayerische Motoren Werke AG	287,176	18,800,081
Deutsche Bank AG	1,644,462	55,698,364
Deutsche Boerse AG	160,202	43,738,360
Deutsche Post AG	814,344	49,438,201
Deutsche Telekom AG	2,980,690	81,276,582
Infineon Technologies AG	1,123,947	104,946,661
Mercedes-Benz Group AG	618,948	31,079,694
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109,284	61,035,343
Rheinmetall AG	40,165	45,484,402
SAP SE	870,576	133,374,169
Siemens AG	631,682	203,047,117
Siemens Energy AG	700,044	132,699,749
Volkswagen AG Preference Shares	177,293	14,209,207
		1,249,422,124
ITALY — 8.3%
Enel SpA	6,686,047	76,854,366
Eni SpA (a)	1,742,248	41,073,232
Ferrari NV	102,759	38,106,057
Intesa Sanpaolo SpA	13,223,597	90,560,052
UniCredit SpA	1,297,814	116,121,473
		362,715,180
Security Description	Shares	Value
NETHERLANDS — 14.9%
Adyen NV (b) (c)	27,158	$25,473,210
Argenx SE (c)	53,536	49,663,939
ASML Holding NV	229,756	452,177,447
ING Groep NV	2,513,473	79,514,004
Koninklijke Ahold Delhaize NV	760,264	30,613,573
Wolters Kluwer NV	199,915	12,900,086
		650,342,259
SPAIN — 11.3%
Banco Bilbao Vizcaya Argentaria SA	4,848,868	121,240,964
Banco Santander SA	12,641,985	174,657,092
Iberdrola SA	5,410,086	135,088,084
Industria de Diseno Textil SA	956,583	60,282,618
		491,268,758
UNITED STATES — 5.6%
Sanofi SA	967,048	83,010,405
Schneider Electric SE	496,688	162,068,224
		245,078,629
TOTAL COMMON STOCKS (Cost $3,501,148,252)		4,326,078,619
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	2,853,881	2,853,881
State Street Navigator Securities Lending Portfolio II (f) (g)	26,431,273	26,431,273
TOTAL SHORT-TERM INVESTMENTS (Cost $29,285,154)		29,285,154
TOTAL INVESTMENTS — 100.1% (Cost $3,530,433,406)		4,355,363,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,010,523)
NET ASSETS — 100.0%		$4,349,353,250

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.6% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index (long)	331	09/18/2026	$23,783,091	$24,053,159	$270,068
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,326,078,619	$—	$—	$4,326,078,619
Short-Term Investments	29,285,154	—	—	29,285,154
TOTAL INVESTMENTS	$4,355,363,773	$—	$—	$4,355,363,773
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$270,068	$—	$—	$270,068
TOTAL OTHER FINANCIAL INSTRUMENTS:	$270,068	$—	$—	$270,068
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,900,692	$1,900,692	$127,056,173	$126,102,984	$—	$—	2,853,881	$2,853,881	$44,840
State Street Navigator Securities Lending Portfolio II	29,592,972	29,592,972	1,204,327,035	1,207,488,734	—	—	26,431,273	26,431,273	274,197
Total		$31,493,664	$1,331,383,208	$1,333,591,718	$—	$—		$29,285,154	$319,037
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.3%
CHINA — 31.8%
360 Security Technology, Inc. Class A	15,300	$19,587
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	18,571	51,626
3SBio, Inc. (a)	59,500	128,150
5I5J Holding Group Co. Ltd. Class A	70,800	21,590
AAC Technologies Holdings, Inc.	40,500	220,523
Addsino Co. Ltd. Class A (b)	23,310	65,761
Advanced Technology & Materials Co. Ltd. Class A	127,737	461,795
AECC Aero-Engine Control Co. Ltd. Class A	76,293	205,568
AECC Aviation Power Co. Ltd. Class A	10,253	57,911
Aerospace Hi-Tech Holdings Group Ltd. Class A	30,467	79,848
Agora, Inc. ADR (b)	1,192	4,756
Agricultural Bank of China Ltd. Class H	1,558,703	1,061,390
Air China Ltd. Class H (b)	217,414	117,550
Airtac International Group	12,088	506,568
AK Medical Holdings Ltd. (a)	10,000	6,542
Akeso, Inc. (a) (b) (c)	40,000	449,117
Alibaba Group Holding Ltd.	820,604	9,715,965
A-Living Smart City Services Co. Ltd. Class H (a) (c)	12,250	2,546
All Winner Technology Co. Ltd. Class A	21,594	125,530
Alpha Group Class A (b)	31,285	30,234
Alphamab Oncology (a) (b)	37,000	32,791
Aluminum Corp. of China Ltd. Class H	402,304	382,704
Angang Steel Co. Ltd. Class H (b)	205,616	29,104
Anhui Conch Cement Co. Ltd. Class H (c)	100,860	215,686
Anhui Expressway Co. Ltd. Class H	32,000	59,699
Anhui Guangxin Agrochemical Co. Ltd. Class A (b)	38,600	54,477
Anhui Gujing Distillery Co. Ltd. Class B	9,100	60,051
Anhui Honglu Steel Construction Group Co. Ltd. Class A (b)	6,960	17,759
Anhui Jiangnan Chemical Industry Co. Ltd. Class A (b)	74,080	49,001
Anhui Jinhe Industrial Co. Ltd. Class A	11,707	33,803
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	34,680	31,063
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	39,400	78,765
ANTA Sports Products Ltd.	66,725	604,537
Antong Holdings Co. Ltd. Class A (b)	240,400	155,828
Security Description	Shares	Value
Aotecar New Energy Technology Group Co. Ltd. Class A	173,900	$63,278
Apeloa Pharmaceutical Co. Ltd. Class A	23,900	58,659
Ascentage Pharma Group International (a) (b)	5,500	23,285
Autohome, Inc. ADR (c)	3,259	62,019
Avary Holding Shenzhen Co. Ltd. Class A	9,000	139,720
AviChina Industry & Technology Co. Ltd. Class H	257,000	94,711
Avicopter PLC Class A	36,050	134,311
Bafang Electric Suzhou Co. Ltd. Class A	3,628	14,944
BAIC Motor Corp. Ltd. Class H (a) (b) (c)	117,000	11,637
Baidu, Inc. Class A (b)	109,940	1,536,515
Bank of China Ltd. Class H	3,418,466	2,175,215
Bank of Communications Co. Ltd. Class H	863,975	742,560
Bank of Nanjing Co. Ltd. Class A	57,900	84,359
Bank of Ningbo Co. Ltd. Class A	33,260	145,476
Bank of Shanghai Co. Ltd. Class A	50,900	65,087
Baoshan Iron & Steel Co. Ltd. Class A	84,428	67,537
BBMG Corp. Class H (c)	113,000	7,925
Beibuwan Port Co. Ltd. Class A	33,900	53,587
Beijing BDStar Navigation Co. Ltd. Class A (b)	30,100	140,789
Beijing Capital International Airport Co. Ltd. Class H (b)	52,000	9,615
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	3,250	3,535
Beijing Easpring Material Technology Co. Ltd. Class A	21,800	154,283
Beijing Enterprises Holdings Ltd.	44,500	152,532
Beijing Enterprises Water Group Ltd. (c)	286,000	82,422
Beijing Jetsen Technology Co. Ltd. Class A	159,300	111,472
Beijing Leike Defense Technology Co. Ltd. Class A (b)	160,500	230,772
Beijing Shiji Information Technology Co. Ltd. Class A	22,980	24,476
Beijing SL Pharmaceutical Co. Ltd. Class A	22,134	19,336
BGI Genomics Co. Ltd. Class A (b)	400	2,066
Biem.L.Fdlkk Garment Co. Ltd. Class A	15,660	47,617
Bilibili, Inc. Class Z (b)	11,684	196,222
Blue Sail Medical Co. Ltd. Class A (b)	22,300	16,689
BOE Technology Group Co. Ltd. Class A	106,600	136,312
BOE Technology Group Co. Ltd. Class B	121,400	92,265
Bosideng International Holdings Ltd.	118,000	64,402
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
B-Soft Co. Ltd. Class A (b)	110,010	$51,861
BTG Hotels Group Co. Ltd. Class A	15,900	25,579
BYD Co. Ltd. Class H	167,480	1,547,290
BYD Electronic International Co. Ltd. (c)	46,000	122,713
Cambricon Technologies Corp. Ltd. Class A	1,165	273,838
Canaan, Inc. ADR (b)	4,737	1,360
CanSino Biologics, Inc. Class H (a) (b)	4,000	11,364
CECEP Solar Energy Co. Ltd. Class A	75,300	51,028
CECEP Wind-Power Corp. Class A	377,400	215,721
CETC Cyberspace Security Technology Co. Ltd. Class A	9,838	18,696
CETC Digital Technology Co. Ltd. Class A	17,880	38,352
CETC Potevio Science&Technology Co. Ltd. Class A	20,296	54,477
CGN New Energy Holdings Co. Ltd.	72,000	19,740
CGN Nuclear Technology Development Co. Ltd. Class A (b)	38,300	36,562
CGN Power Co. Ltd. Class H (a)	736,000	251,526
Changchun Faway Automobile Components Co. Ltd. Class A	29,990	31,987
Changchun High-Tech Industry Group Co. Ltd. Class A	600	5,887
Changjiang Securities Co. Ltd. Class A	44,074	63,306
Chengdu Hongqi Chain Co. Ltd. Class A	63,649	39,007
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	9,345	28,153
Chengxin Lithium Group Co. Ltd. Class A (b)	8,800	58,118
China Baoan Group Co. Ltd. Class A	51,072	46,874
China Cinda Asset Management Co. Ltd. Class H (c)	649,600	77,037
China CITIC Bank Corp. Ltd. Class H	353,341	299,631
China Coal Energy Co. Ltd. Class H	73,000	91,692
China Communications Services Corp. Ltd. Class H	68,000	33,991
China Conch Environment Protection Holdings Ltd. (b)	75,583	2,843
China Conch Venture Holdings Ltd.	86,083	119,431
China Construction Bank Corp. Class H	4,417,647	4,546,058
China Dongxiang Group Co. Ltd.	220,000	8,556
Security Description	Shares	Value
China Eastern Airlines Corp. Ltd. Class H (b) (c)	104,000	$41,907
China Education Group Holdings Ltd. (b) (c)	30,321	6,612
China Everbright Bank Co. Ltd. Class A	171,240	72,906
China Everbright Environment Group Ltd.	238,000	138,392
China Everbright Ltd. (c)	52,000	34,547
China Feihe Ltd. (a)	94,000	33,563
China Galaxy Securities Co. Ltd. Class A	23,900	44,258
China Galaxy Securities Co. Ltd. Class H	204,600	192,023
China Gas Holdings Ltd.	153,672	101,507
China Great Wall Securities Co. Ltd. Class A	17,500	21,501
China International Capital Corp. Ltd. Class H (a)	52,400	140,320
China International Marine Containers Group Co. Ltd. Class H (b) (c)	86,400	81,860
China Jinmao Holdings Group Ltd.	295,552	46,356
China Kings Resources Group Co. Ltd. Class A	37,175	110,353
China Lesso Group Holdings Ltd.	82,000	37,225
China Life Insurance Co. Ltd. Class H	472,261	1,605,509
China Lilang Ltd.	40,000	17,342
China Literature Ltd. (a) (b)	5,000	12,063
China Longyuan Power Group Corp. Ltd. Class H	279,637	178,293
China Medical System Holdings Ltd. (c)	91,000	119,290
China Meheco Group Co. Ltd. Class A	30,826	39,736
China Meidong Auto Holdings Ltd. (b)	14,000	910
China Mengniu Dairy Co. Ltd.	199,041	408,384
China Merchants Bank Co. Ltd. Class A	49,945	261,203
China Merchants Bank Co. Ltd. Class H	150,446	861,769
China Merchants Port Holdings Co. Ltd.	172,831	271,961
China Merchants Securities Co. Ltd. Class A	28,308	87,993
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	31,678	30,007
China Minsheng Banking Corp. Ltd. Class H	297,220	119,009
China National Building Material Co. Ltd. Class H	178,003	121,210
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	14,798	104,750
China Oilfield Services Ltd. Class H	72,557	57,827
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Overseas Land & Investment Ltd.	212,169	$326,287
China Overseas Property Holdings Ltd.	127,361	52,458
China Pacific Insurance Group Co. Ltd. Class A	14,700	61,763
China Pacific Insurance Group Co. Ltd. Class H	166,397	570,355
China Petroleum & Chemical Corp. Class H	1,069,421	545,480
China Power International Development Ltd.	411,000	143,603
China Railway Group Ltd. Class H	368,000	155,327
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	14,900	121,803
China Resources Beer Holdings Co. Ltd.	109,590	297,381
China Resources Building Materials Technology Holdings Ltd. (c)	34,000	4,466
China Resources Gas Group Ltd.	50,600	94,592
China Resources Land Ltd.	164,232	628,274
China Resources Medical Holdings Co. Ltd. (c)	33,000	10,015
China Resources Power Holdings Co. Ltd. (c)	135,695	292,775
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	14,893	49,343
China Shenhua Energy Co. Ltd. Class H (c)	200,523	1,025,878
China South City Holdings Ltd. (b)	180,000	2,456
China Southern Airlines Co. Ltd. Class H (b)	150,000	64,843
China State Construction Engineering Corp. Ltd. Class A	119,800	76,596
China Taiping Insurance Holdings Co. Ltd.	71,541	164,392
China Testing & Certification International Group Co. Ltd. Class A	47,156	38,417
China Tourism Group Duty Free Corp. Ltd. Class A	8,800	69,630
China Tower Corp. Ltd. Class H (a)	269,800	303,102
China TransInfo Technology Co. Ltd. Class A	22,233	23,517
China Travel International Investment Hong Kong Ltd. (c)	134,000	17,600
China Vanke Co. Ltd. Class A (b)	41,810	18,232
China Vanke Co. Ltd. Class H (b) (c)	81,000	21,897
China Yangtze Power Co. Ltd. Class A	59,500	232,022
China Yongda Automobiles Services Holdings Ltd.	46,500	4,151
China Zhenhua Group Science & Technology Co. Ltd. Class A	11,800	98,461
Chinasoft International Ltd. (c)	112,000	41,418
Security Description	Shares	Value
Chlitina Holding Ltd.	19,573	$67,278
Chongqing Changan Automobile Co. Ltd. Class A	25,926	27,385
Chongqing Changan Automobile Co. Ltd. Class B	119,956	49,867
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	50,211	69,014
Chongqing Gas Group Corp. Ltd. Class A	134,800	90,357
Chongqing Rural Commercial Bank Co. Ltd. Class H	116,000	85,498
Chongqing Zhifei Biological Products Co. Ltd. Class A (b)	11,400	19,633
Chongqing Zongshen Power Machinery Co. Ltd. Class A	42,500	130,292
Chow Tai Seng Jewellery Co. Ltd. Class A	20,932	34,383
CITIC Ltd.	342,000	462,713
CITIC Resources Holdings Ltd. (b)	2,000	125
CITIC Securities Co. Ltd. Class A	32,875	139,142
CITIC Securities Co. Ltd. Class H	145,850	506,994
CITIC Telecom International Holdings Ltd.	115,000	36,221
CMOC Group Ltd. Class H	261,000	505,222
CMST Development Co. Ltd. Class A	74,200	45,692
Consun Pharmaceutical Group Ltd.	94,400	151,434
Contemporary Amperex Technology Co. Ltd. Class A	17,981	1,041,060
Contemporary Amperex Technology Co. Ltd. Class H	1,600	143,228
COSCO Shipping Development Co. Ltd. Class H	705,339	78,251
COSCO Shipping Energy Transportation Co. Ltd. Class H (c)	147,215	259,624
COSCO Shipping Holdings Co. Ltd. Class A	82,400	160,964
COSCO Shipping Holdings Co. Ltd. Class H	87,950	145,909
COSCO Shipping Ports Ltd.	41,291	23,589
Country Garden Services Holdings Co. Ltd.	46,865	29,044
CQ Pharmaceutical Holding Co. Ltd. Class A	55,600	41,037
CSC Financial Co. Ltd. Class A	12,100	51,819
CSG Holding Co. Ltd. Class B	127,850	27,715
CSPC Pharmaceutical Group Ltd.	482,320	428,685
CStone Pharmaceuticals (a) (b)	34,000	20,421
CTS International Logistics Corp. Ltd. Class A	47,380	35,249
Daan Gene Co. Ltd. Class A (b)	42,657	31,672
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	350,000	272,245
Daqo New Energy Corp. ADR (b)	2,566	34,359
Datang International Power Generation Co. Ltd. Class H (c)	182,000	55,700
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dazhong Transportation Group Co. Ltd. Class B	66,050	$11,625
DHC Software Co. Ltd. Class A	61,131	64,301
Digital China Group Co. Ltd. Class A	28,460	116,347
Digital China Information Service Group Co. Ltd. Class A	27,600	41,880
Do-Fluoride New Materials Co. Ltd. Class A	9,659	71,475
Dongfang Electric Corp. Ltd. Class H	6,200	16,856
Dongyue Group Ltd.	72,000	175,179
Double Medical Technology, Inc. Class A (b)	8,900	54,779
East Buy Holding Ltd. (a) (b)	22,500	64,785
East Money Information Co. Ltd. Class A	11,900	35,728
Ecovacs Robotics Co. Ltd. Class A (b)	8,900	66,540
Eoptolink Technology, Inc. Ltd. Class A	6,700	599,131
Eve Energy Co. Ltd. Class A	19,000	182,023
Everbright Securities Co. Ltd. Class A	21,938	46,636
Far East Horizon Ltd.	31,000	21,149
FAW Jiefang Group Co. Ltd. Class A (b)	31,200	27,348
FIH Mobile Ltd.	11,400	27,257
First Tractor Co. Ltd. Class H (c)	40,000	34,124
Flat Glass Group Co. Ltd. Class A	21,000	32,515
Flat Glass Group Co. Ltd. Class H (c)	19,000	15,506
Focus Media Information Technology Co. Ltd. Class A	68,800	49,056
Foran Energy Group Co. Ltd. Class A	37,528	52,466
Foshan Haitian Flavouring & Food Co. Ltd. Class A	20,901	102,103
Foxconn Industrial Internet Co. Ltd. Class A	82,300	874,771
Fufeng Group Ltd.	64,000	38,602
Fujian Star-net Communication Co. Ltd. Class A	60,300	170,293
Fujian Sunner Development Co. Ltd. Class A	11,500	25,684
Full Truck Alliance Co. Ltd. ADR	23,128	187,799
Fuyao Glass Industry Group Co. Ltd. Class A	20,166	149,849
Ganfeng Lithium Group Co. Ltd. Class A	11,201	107,918
Ganfeng Lithium Group Co. Ltd. Class H (a)	14,400	92,364
Gaotu Techedu, Inc. ADR (b)	5,593	9,284
GCL System Integration Technology Co. Ltd. Class A (b)	60,011	28,114
GCL Technology Holdings Ltd. (b) (c)	184,000	16,190
GDS Holdings Ltd. Class A (b) (c)	39,520	142,315
Security Description	Shares	Value
Geely Automobile Holdings Ltd.	305,709	$657,258
Genimous Technology Co. Ltd. Class A (b)	33,700	25,369
Genscript Biotech Corp. (b)	52,000	81,096
Getein Biotech, Inc. Class A	27,128	30,213
GF Securities Co. Ltd. Class H	62,200	134,758
Giant Network Group Co. Ltd. Class A	17,893	72,647
GigaDevice Semiconductor, Inc. Class A	3,728	447,602
Ginlong Technologies Co. Ltd. Class A	3,200	42,593
GoerTek, Inc. Class A	21,280	70,630
Goke Microelectronics Co. Ltd. Class A (b)	7,100	308,559
Goldenmax International Group Ltd. Class A	60,100	1,062,198
Goldwind Science & Technology Co. Ltd. Class A	27,566	97,058
Goldwind Science & Technology Co. Ltd. Class H	15,659	21,006
GoodWe Technologies Co. Ltd. Class A (b)	3,579	57,212
Gotion High-tech Co. Ltd. Class A	36,147	146,494
Grandblue Environment Co. Ltd. Class A	26,228	106,102
Great Wall Motor Co. Ltd. Class H	201,492	226,362
Greentown China Holdings Ltd. (b) (c)	61,500	53,014
Grinm Advanced Materials Co. Ltd. Class A	23,400	229,588
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	96,700	194,027
Guangdong Haid Group Co. Ltd. Class A	8,122	53,377
Guangdong Hongda Holdings Group Co. Ltd. Class A	15,600	67,313
Guangdong Investment Ltd.	188,000	186,033
Guangdong Kinlong Hardware Products Co. Ltd. Class A (b)	1,400	2,702
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	27,100	44,235
Guangshen Railway Co. Ltd. Class H	36,500	9,542
Guangzhou Automobile Group Co. Ltd. Class H (b)	198,844	52,741
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	4,000	7,248
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,800	70,791
Guangzhou Haige Communications Group, Inc. Co. Class A	117,868	221,740
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,592	25,143
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	114,976	$3,079
Guangzhou Restaurant Group Co. Ltd. Class A	13,200	24,113
Guangzhou Tinci Materials Technology Co. Ltd. Class A	10,120	76,675
Guizhou Panjiang Refined Coal Co. Ltd. Class A	77,584	52,119
Guocheng Mining Co. Ltd. Class A	31,800	160,359
Guolian Minsheng Securities Co. Ltd. Class A	1,500	1,953
Guosen Securities Co. Ltd. Class A	28,923	42,566
Guosheng Securities, Inc. Class A (b)	1,900	3,079
Guotai Haitong Securities Co. Ltd.	36,790	98,641
Guotai Haitong Securities Co. Ltd. Class H (a)	107,360	203,301
H World Group Ltd.	95,520	406,341
Haidilao International Holding Ltd. (a) (c)	36,000	48,753
Haier Smart Home Co. Ltd. Class A	22,634	68,055
Haier Smart Home Co. Ltd. Class H	116,898	297,833
Hainan Strait Shipping Co. Ltd. Class A	177,275	163,747
Haisco Pharmaceutical Group Co. Ltd. Class A	14,600	142,688
Haitian International Holdings Ltd.	36,000	86,074
Hangcha Group Co. Ltd. Class A	39,004	137,100
Hangjin Technology Co. Ltd. Class A (b)	3,800	8,128
Hangzhou Chang Chuan Technology Co. Ltd. Class A	9,000	452,678
Hangzhou GreatStar Industrial Co. Ltd.	32,500	148,902
Hangzhou Oxygen Plant Group Co. Ltd. Class A	16,900	77,081
Hangzhou Robam Appliances Co. Ltd. Class A	11,314	24,368
Hangzhou Silan Microelectronics Co. Ltd. Class A	13,363	107,605
Hangzhou Tigermed Consulting Co. Ltd. Class A (b)	9,100	64,349
Han's Laser Technology Industry Group Co. Ltd. Class A	8,657	191,441
Hansoh Pharmaceutical Group Co. Ltd. (a)	40,000	151,083
Harbin Boshi Automation Co. Ltd. Class A (b)	26,589	47,279
Health & Happiness H&H International Holdings Ltd.	13,000	16,876
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,000	4,950
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,952	25,232
Hello Group, Inc. ADR	8,818	51,144
Security Description	Shares	Value
Henan Lingrui Pharmaceutical Co. Class A	28,300	$80,798
Henan Shuanghui Investment & Development Co. Ltd. Class A	24,474	80,763
Henan Yicheng New Energy Co. Ltd. Class A (b)	159,000	88,073
Henan Yuguang Gold & Lead Co. Ltd. Class A	28,300	61,536
Hengan International Group Co. Ltd.	62,000	171,879
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	32,501	145,938
Hengli Petrochemical Co. Ltd. Class A	21,859	57,030
Hesai Group ADR (b) (c)	3,127	56,974
Hexing Electrical Co. Ltd. Class A (b)	15,200	49,263
Hiconics Eco-energy Technology Co. Ltd. Class A (b)	559,100	384,649
High Templar Tech Ltd. ADR (b)	7,961	20,380
Hisense Home Appliances Group Co. Ltd. Class A	29,500	118,730
Hongyuan Green Energy Co. Ltd. Class A	17,335	42,622
Horizon Construction Development Ltd.	33	3
Horizon Robotics (b) (c)	426,000	221,636
Hua Hong Grace Semiconductor Ltd. Class H (a) (b)	25,000	686,045
Huabao Technology Co. Ltd. Class A	1,700	3,136
Huadian Power International Corp. Ltd. Class H (c)	118,000	56,126
Huadong Medicine Co. Ltd. Class A	12,768	52,893
Huafon Chemical Co. Ltd. Class A	51,000	71,301
Hualan Biological Engineering, Inc. Class A	16,373	29,403
Huaneng Power International, Inc. Class H (c)	200,472	140,089
Huangshan Tourism Development Co. Ltd. Class B	47,000	32,007
Huatai Securities Co. Ltd. Class A	40,916	124,291
Huatai Securities Co. Ltd. Class H (a) (c)	40,600	86,460
Huayu Automotive Systems Co. Ltd. Class A	15,051	34,412
Hubei Dinglong Co. Ltd. Class A	5,100	79,618
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,800	105,657
Hunan Aihua Group Co. Ltd. Class A (b)	12,600	97,451
Hundsun Technologies, Inc. Class A	14,622	45,645
HUYA, Inc. ADR	3,229	7,427
Hygon Information Technology Co. Ltd. Class A	2,840	154,928
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hytera Communications Corp. Ltd. Class A (b)	73,031	$82,735
HyUnion Holding Co. Ltd. Class A (b)	170,100	132,562
Iflytek Co. Ltd. Class A	9,477	57,018
IKD Co. Ltd. Class A	21,600	47,031
Industrial & Commercial Bank of China Ltd. Class H	3,740,028	3,066,594
INESA Intelligent Tech, Inc. Class B	322,200	220,385
Inner Mongolia Berun Chemical Co. Ltd. Class A (b)	39,800	33,773
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	39,100	133,175
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (b)	115,977	76,202
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	17,400	61,418
InnoCare Pharma Ltd. Class H (a) (b)	25,000	37,809
Innovent Biologics, Inc. (a) (b)	46,500	471,994
Intco Medical Technology Co. Ltd. Class A	5,080	29,314
iQIYI, Inc. ADR (b) (c)	13,827	14,380
JA Solar Technology Co. Ltd. Class A (b)	20,084	23,966
Jason Furniture Hangzhou Co. Ltd. Class A	8,910	29,350
JD Health International, Inc. (a) (b)	43,250	181,117
JD.com, Inc. Class A	114,147	1,444,659
Jiajiayue Group Co. Ltd. Class A	16,500	20,856
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	16,200	27,326
Jiangsu Expressway Co. Ltd. Class H	204,299	238,894
Jiangsu Guotai International Group Co. Ltd. Class A	86,281	91,899
Jiangsu Hengli Hydraulic Co. Ltd. Class A	8,782	139,156
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	29,456	225,824
Jiangsu Hoperun Software Co. Ltd. Class A	14,400	81,695
Jiangsu King's Luck Brewery JSC Ltd. Class A	9,000	31,436
Jiangsu Shagang Co. Ltd. Class A	76,000	38,067
Jiangsu Yanghe Distillery Co. Ltd. Class A	6,200	34,845
Jiangsu Yangnong Chemical Co. Ltd. Class A	8,880	66,325
Jiangsu Yoke Technology Co. Ltd. Class A	20,700	684,613
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	14,409	54,469
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	42,100	—
Jiangxi Copper Co. Ltd. Class H	151,578	597,649
Security Description	Shares	Value
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (b)	17,600	$92,771
JinkoSolar Holding Co. Ltd. ADR (c)	1,202	20,194
Jinneng Science&Technology Co. Ltd. Class A	125,600	76,233
JiuGui Liquor Co. Ltd. Class A	400	2,575
Jizhong Energy Resources Co. Ltd. Class A	121,084	70,995
JL Mag Rare-Earth Co. Ltd. Class A	5,220	23,724
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	27,600	38,302
Joinn Laboratories China Co. Ltd. Class A	23,232	130,808
Jointown Pharmaceutical Group Co. Ltd. Class A	55,320	38,222
Joyoung Co. Ltd. Class A	21,300	24,664
JOYY, Inc. ADR	2,341	154,483
Kama Co. Ltd. Class B (b) (d)	171,649	—
Kandi Technologies Group, Inc. (b) (c)	3,288	2,348
Kanzhun Ltd. ADR	10,750	138,352
KE Holdings, Inc. ADR (c)	26,661	387,384
Keshun Waterproof Technologies Co. Ltd. Class A	6,120	5,923
Kingboard Holdings Ltd.	61,200	920,101
KingClean Electric Co. Ltd. Class A (b)	15,540	60,393
Kingdee International Software Group Co. Ltd. (b)	138,000	104,177
Kingsoft Cloud Holdings Ltd. (b) (c)	104,390	61,766
Kingsoft Corp. Ltd.	59,200	167,438
Kuaishou Technology (a)	93,194	494,370
Kuang-Chi Technologies Co. Ltd. Class A	25,800	115,241
Kunlun Energy Co. Ltd.	252,000	206,625
Kweichow Moutai Co. Ltd. Class A	4,371	763,373
Laopu Gold Co. Ltd. Class H (c)	2,300	101,596
LB Group Co. Ltd. Class A	3,800	9,226
Lee & Man Paper Manufacturing Ltd.	127,000	46,479
Lenovo Group Ltd.	413,703	1,214,407
Lens Technology Co. Ltd. Class A	8,000	63,241
LexinFintech Holdings Ltd. ADR	4,315	8,501
Li Auto, Inc. Class A (b)	52,928	311,006
Li Ning Co. Ltd.	129,757	243,562
Lier Chemical Co. Ltd. Class A	69,760	130,620
Lifetech Scientific Corp. (b) (c)	138,000	24,284
Lingyi iTech Guangdong Co. Class A	35,200	89,919
Livzon Pharmaceutical Group, Inc. Class H	23,797	72,465
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	5,100	13,659
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Longfor Group Holdings Ltd. (a) (c)	79,822	$60,869
LONGi Green Energy Technology Co. Ltd. Class A (b)	44,408	85,833
Luenmei Quantum Co. Ltd. Class A (b)	175,200	144,279
Lufax Holding Ltd. ADR (b)	1,948	2,571
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	222
Luxshare Precision Industry Co. Ltd. Class A	37,871	392,769
Luye Pharma Group Ltd. (a) (b) (c)	117,000	26,855
Luzhou Laojiao Co. Ltd. Class A	7,447	85,046
Maanshan Iron & Steel Co. Ltd. Class A (b)	162,406	59,814
Mango Excellent Media Co. Ltd. Class A	1,400	3,017
Maxscend Microelectronics Co. Ltd. Class A (b)	2,592	41,843
Mayinglong Pharmaceutical Group Co. Ltd. Class A	15,400	49,050
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	39,450	29,233
Meitu, Inc. (a) (c)	150,500	71,968
Meituan Class B (a) (b)	228,617	1,996,961
Metallurgical Corp. of China Ltd. Class H	256,000	43,091
Microport Scientific Corp. (b) (c)	42,463	33,409
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	7,300	76,538
Ming Yuan Cloud Group Holdings Ltd.	25,000	3,857
MINISO Group Holding Ltd. ADR (c)	4,220	50,893
Minth Group Ltd. (b)	58,000	195,403
MLS Co. Ltd. Class A	24,368	45,053
Montnets Cloud Technology Group Co. Ltd. Class A (b)	15,900	16,842
Muyuan Foods Group Co. Ltd. Class A	24,555	126,573
NanJi E-Commerce Co. Ltd. Class A	30,853	12,454
Nanjing Hanrui Cobalt Co. Ltd. Class A	39,800	209,319
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	17,547	18,276
NARI Technology Co. Ltd. Class A	38,242	128,732
NAURA Technology Group Co. Ltd. Class A	912	118,845
NavInfo Co. Ltd. Class A (b)	23,315	22,223
NetDragon Websoft Holdings Ltd. (c)	36,500	33,186
NetEase, Inc.	87,270	2,252,402
New China Life Insurance Co. Ltd. Class A	8,512	74,812
New China Life Insurance Co. Ltd. Class H	46,200	271,118
New Hope Liuhe Co. Ltd. Class A	25,284	23,355
Security Description	Shares	Value
New Oriental Education & Technology Group, Inc.	79,910	$365,615
Newborn Town, Inc. (b) (c)	76,000	73,170
Newland Digital Technology Co. Ltd. Class A	15,862	38,089
Nine Dragons Paper Holdings Ltd. (b)	100,000	87,095
Ningbo Huaxiang Electronic Co. Ltd. Class A	18,000	60,990
Ningbo Orient Wires & Cables Co. Ltd. Class A	3,280	20,058
Ningbo Sanxing Medical Electric Co. Ltd. Class A	30,100	66,248
Ningbo Tuopu Group Co. Ltd. Class A	27,355	227,367
Ningbo Xusheng Group Co. Ltd. Class A	17,408	31,082
NIO, Inc. ADR (b)	63,640	322,018
Niu Technologies ADR (b)	2,229	4,480
Noah Holdings Ltd. ADR	1,658	16,563
Nongfu Spring Co. Ltd. Class H (a)	37,000	186,933
Offcn Education Technology Co. Ltd. Class A (b)	22,900	6,072
Offshore Oil Engineering Co. Ltd. Class A (b)	24,791	18,370
OmniVision Integrated Circuits Group, Inc.	5,155	72,032
Oppein Home Group, Inc. Class A	8,493	37,673
Orient Securities Co. Ltd. Class A	34,684	48,235
PCI Technology Group Co. Ltd. Class A	44,190	27,733
PDD Holdings, Inc. ADR (b)	31,165	2,377,266
People's Insurance Co. Group of China Ltd. Class A	22,400	22,308
People's Insurance Co. Group of China Ltd. Class H	319,000	190,780
Perfect World Co. Ltd. Class A	15,544	28,441
PetroChina Co. Ltd. Class A	253,332	323,943
PetroChina Co. Ltd. Class H	625,208	676,069
Pharmaron Beijing Co. Ltd. Class A	11,900	50,717
PhiChem Corp. Class A	9,300	84,602
PICC Property & Casualty Co. Ltd. Class H	330,433	603,388
Ping An Insurance Group Co. of China Ltd. Class A	28,348	199,371
Ping An Insurance Group Co. of China Ltd. Class H	292,182	1,902,040
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	79,100	83,318
Poly Developments & Holdings Group Co. Ltd. Class A	41,810	28,518
Poly Property Group Co. Ltd.	171,155	34,266
Pop Mart International Group Ltd. (a) (c)	24,400	481,338
Postal Savings Bank of China Co. Ltd. Class H (a)	249,000	145,106
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Pylon Technologies Co. Ltd. Class A	2,248	$17,642
Qfin Holdings, Inc. ADR	2,681	42,387
Qianhe Condiment & Food Co. Ltd. Class A	31,862	32,716
Qingdao East Steel Tower Stock Co. Ltd. Class A	125,400	299,645
Rainbow Digital Commercial Co. Ltd. Class A	27,000	16,825
Red Avenue New Materials Group Co. Ltd. Class A	2,100	30,312
Remegen Co. Ltd. Class H (a) (b)	11,500	108,957
RLX Technology, Inc. ADR	36,966	70,235
Roshow Technology Co. Ltd. Class A (b)	142,000	215,259
SAIC Motor Corp. Ltd. Class A	26,759	38,475
Sailun Group Co. Ltd. Class A	54,700	92,913
Sany Heavy Industry Co. Ltd. Class A	32,307	82,243
Satellite Chemical Co. Ltd. Class A	44,191	152,924
Seazen Group Ltd. (b) (c)	46,952	7,963
Seazen Holdings Co. Ltd. Class A (b)	12,691	19,182
SF Holding Co. Ltd. Class A	10,700	49,275
Shaanxi Coal Industry Co. Ltd. Class A	47,100	141,203
Shandong Dawn Polymer Co. Ltd. Class A	107,300	484,020
Shandong Denghai Seeds Co. Ltd. Class A (b)	33,700	39,072
Shandong Gold Mining Co. Ltd. Class A	26,173	89,030
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	20,305	139,395
Shandong Linglong Tyre Co. Ltd. Class A	13,870	20,821
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	128,800	52,065
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	24,300	50,726
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	29,378	33,628
Shanghai AtHub Co. Ltd. Class A	45,988	169,372
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	23,136	57,670
Shanghai Baosight Software Co. Ltd. Class A	15,457	37,868
Shanghai Baosight Software Co. Ltd. Class B	74,714	60,145
Shanghai Belling Co. Ltd. Class A	43,854	206,349
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	95,600	64,148
Shanghai Daimay Automotive Interior Co. Ltd. Class A	55,146	90,746
Shanghai Electric Group Co. Ltd. Class H	262,418	113,105
Security Description	Shares	Value
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	34,551	$49,831
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,755	28,981
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	18,000	34,682
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (c)	31,000	122,782
Shanghai Haixin Group Co. Class B	162,313	42,851
Shanghai Haohai Biological Technology Co. Ltd. Class H (a)	9,500	18,559
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	11,497
Shanghai Industrial Holdings Ltd. (c)	25,000	39,148
Shanghai International Airport Co. Ltd. Class A	10,800	36,753
Shanghai International Port Group Co. Ltd. Class A	83,476	58,045
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	21,900	29,424
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	7,451	37,123
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	133,864	48,459
Shanghai M&G Stationery, Inc. Class A	8,160	24,800
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	41,484	61,396
Shanghai Medicilon, Inc. Class A (b)	3,548	42,186
Shanghai MicroPort MedBot Group Co. Ltd. Class H (b)	16,500	48,267
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	40,400	58,730
Shanghai Pudong Development Bank Co. Ltd. Class A	61,900	78,515
Shanghai Putailai New Energy Technology Group Co. Ltd.	24,461	104,251
Shanghai RAAS Blood Products Co. Ltd. Class A	101,372	64,814
Shanghai Runda Medical Technology Co. Ltd. Class A	26,100	34,221
Shanghai Vital Microtech Co. Ltd. Class A	24,000	140,931
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,959	87,577
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	131,100	33,824
Shanxi Blue Flame Holding Co. Ltd. Class A	97,900	86,391
Shanxi Coking Coal Energy Group Co. Ltd. Class A	55,161	47,132
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	30,595	$64,363
Shanxi Meijin Energy Co. Ltd. Class A (b)	34,500	17,026
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	9,000	145,010
Shengda Resources Co. Ltd. Class A	18,700	63,637
Shengyi Technology Co. Ltd. Class A	16,000	408,721
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	5,055	30,354
Shenzhen Agricultural Power Group Co. Ltd. Class A	61,400	50,654
Shenzhen Aisidi Co. Ltd. Class A	44,100	58,211
Shenzhen Capchem Technology Co. Ltd. Class A	3,580	48,969
Shenzhen Das Intellitech Co. Ltd. Class A (b)	101,883	52,082
Shenzhen Expressway Corp. Ltd. Class H (c)	29,000	23,630
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	32,693	245,390
Shenzhen Gas Corp. Ltd. Class A	40,200	33,520
Shenzhen Gongjin Electronics Co. Ltd. Class A	87,500	156,103
Shenzhen H&T Intelligent Control Co. Ltd. Class A	66,700	253,810
Shenzhen Huaqiang Industry Co. Ltd. Class A	20,200	94,691
Shenzhen Investment Ltd. (b) (c)	180,197	14,017
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,920	8,219
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (b)	12,900	19,118
Shenzhen Kinwong Electronic Co. Ltd. Class A	10,420	111,154
Shenzhen Megmeet Electrical Co. Ltd. Class A	19,100	470,409
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	52,027
Shenzhen MTC Co. Ltd. Class A	102,700	157,197
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	79,693	15,145
Shenzhen SC New Energy Technology Corp. Class A	600	6,240
Shenzhen Senior Technology Material Co. Ltd. Class A	11,340	31,274
Shenzhen Sunlord Electronics Co. Ltd. Class A	11,608	125,007
Shenzhen Ysstech Info-tech Co. Ltd. Class A (b)	48,400	115,082
Shenzhou International Group Holdings Ltd.	31,087	156,029
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	44,100	83,808
Security Description	Shares	Value
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	10,722	$60,844
Sichuan New Energy Power Co. Ltd. Class A	13,300	23,473
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,500	10,503
Sino Biopharmaceutical Ltd.	642,000	361,031
Sinofibers Technology Co. Ltd. Class A	19,000	73,559
Sinoma Science & Technology Co. Ltd. Class A	19,684	260,984
Sino-Ocean Group Holding Ltd. (b)	457,211	2,915
Sinopec Oilfield Service Corp. Class A (b)	128,400	38,399
Sinopec Oilfield Service Corp. Class H (b) (c)	6,000	428
Sinopec Shanghai Petrochemical Co. Ltd. Class H (b) (c)	366,878	50,994
Sinopharm Group Co. Ltd. Class H	91,200	185,027
Sinotrans Ltd. Class H	137,000	66,735
Sinotruk Hong Kong Ltd.	17,500	86,004
SITC International Holdings Co. Ltd.	95,000	380,143
Skshu Paint Co. Ltd. Class A	27,204	96,585
Skyworth Digital Co. Ltd. Class A	28,000	54,655
Sleemon Healthy Sleep Technology Co. Ltd. Class A	19,600	22,984
Smoore International Holdings Ltd. (a) (c)	81,000	72,509
Sohu.com Ltd. ADR (b)	2,655	32,179
SooChow Securities Co. Ltd. Class A	40,939	47,766
State Grid Information & Communication Co. Ltd. Class A	6,000	12,905
STO Express Co. Ltd. Class A	18,394	39,454
Sun Art Retail Group Ltd.	127,500	15,120
Sunac China Holdings Ltd. (b) (c)	193,000	15,259
Sunac Services Holdings Ltd. (a) (c)	8,751	803
Sungrow Power Supply Co. Ltd. Class A	13,680	320,476
Suning Universal Co. Ltd. Class A	79,200	19,835
Sunny Optical Technology Group Co. Ltd.	41,729	324,592
Sunresin New Materials Co. Ltd. Class A	3,475	30,127
Suntak Technology Co. Ltd. Class A	69,200	169,126
Sunward Intelligent Equipment Co. Ltd. Class A	60,649	64,598
Sunwoda Electronic Co. Ltd. Class A	15,800	44,202
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (b)	12,350	477,316
Suzhou Maxwell Technologies Co. Ltd. Class A	6,082	253,082
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Taiji Computer Corp. Ltd. Class A	14,244	$29,357
TAL Education Group ADR (b)	24,794	237,279
TCL Electronics Holdings Ltd.	81,000	133,140
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (b)	27,375	48,475
Tencent Holdings Ltd.	263,696	14,452,412
Tencent Music Entertainment Group ADR	11,199	93,512
Tianma Microelectronics Co. Ltd. Class A (b)	20,266	29,587
Tianneng Power International Ltd. (c)	52,000	31,298
Tianshui Huatian Technology Co. Ltd. Class A	41,700	137,055
Tinergy Chemical Co. Ltd. Class A	83,735	58,101
Tingyi Cayman Islands Holding Corp. (c)	172,383	214,983
Tong Ren Tang Technologies Co. Ltd. Class H (c)	82,000	33,461
Tongcheng Travel Holdings Ltd.	32,400	49,538
TongFu Microelectronics Co. Ltd. Class A	21,200	236,954
Tongwei Co. Ltd. Class A (b)	21,800	38,892
Topchoice Medical Corp. Class A (b)	8,699	43,418
TravelSky Technology Ltd. Class H (b)	60,000	61,821
Trip.com Group Ltd. (b)	23,629	938,887
Triumph New Energy Co. Ltd. Class H (b)	42,000	13,068
Tsingtao Brewery Co. Ltd. Class H	48,000	263,441
Tuya, Inc. ADR	5,713	10,055
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,154	106,610
Uni-President China Holdings Ltd. (c)	161,000	138,580
Unisplendour Corp. Ltd. Class A	15,267	64,909
Universal Scientific Industrial Shanghai Co. Ltd. Class A	17,200	82,098
Up Fintech Holding Ltd. ADR (b) (c)	10,087	44,383
Valiant Co. Ltd. Class A	21,300	65,739
Victory Giant Technology Huizhou Co. Ltd. Class A	4,300	219,453
Vipshop Holdings Ltd. ADR	18,979	251,662
Visionox Technology, Inc. Class A (b)	135,400	179,523
Visual China Group Co. Ltd. Class A	19,247	56,539
Vnet Group, Inc. ADR (b) (c)	6,063	48,747
VOYAH Automobile Technology Co. Ltd. Class H (b)	91,113	33,694
Walvax Biotechnology Co. Ltd. Class A	6,100	11,673
Wangneng Environment Co. Ltd. Class A	26,800	59,814
Security Description	Shares	Value
Wanhua Chemical Group Co. Ltd. Class A	11,510	$115,999
Want Want China Holdings Ltd.	337,287	145,804
Wasu Media Holding Co. Ltd. Class A	32,400	30,118
Weichai Power Co. Ltd. Class A	80,668	323,837
Weichai Power Co. Ltd. Class H	26,000	113,057
Weimob, Inc. (a) (b) (c)	129,000	18,588
West China Cement Ltd. (c)	234,000	41,178
Wingtech Technology Co. Ltd. Class A (b)	14,000	34,691
Winning Health Technology Group Co. Ltd. Class A (b)	68,500	67,915
World Union Group, Inc. Class A (b)	14,900	4,500
Wuhan Guide Infrared Co. Ltd. Class A (b)	59,112	115,472
Wuliangye Yibin Co. Ltd. Class A	10,844	118,217
WUS Printed Circuit Kunshan Co. Ltd. Class A	18,502	416,486
Wushang Group Co. Ltd. Class A	1,000	986
WuXi AppTec Co. Ltd. Class A	20,140	369,421
Wuxi Biologics Cayman, Inc. (a) (b)	170,280	751,294
Wuxi Taiji Industry Ltd. Co. Class A	123,400	530,467
XD, Inc. (b) (c)	23,600	133,919
Xiamen Faratronic Co. Ltd. Class A	5,900	165,840
Xiamen Intretech, Inc. Class A	13,560	49,262
Xiamen ITG Group Corp. Ltd. Class A	37,100	29,623
Xiamen Kingdomway Group Co. Class A	17,400	33,785
Xianhe Co. Ltd. Class A	51,300	204,127
Xiaomi Corp. Class B (a) (b)	706,443	1,949,417
Xinhuanet Co. Ltd. Class A	17,150	43,027
Xinjiang Xintai Natural Gas Co. Ltd. Class A (b)	15,792	49,809
Xinte Energy Co. Ltd. Class H (b)	13,600	6,781
Xinyi Glass Holdings Ltd. (c)	214,196	232,987
Xinyi Solar Holdings Ltd. (c)	204,994	53,849
Xizang Zhufeng Resources Co. Ltd. Class A	9,200	20,655
XPeng, Inc. Class A (b)	56,720	366,341
Xtep International Holdings Ltd. (c)	80,212	38,459
Yadea Group Holdings Ltd. (a)	60,920	69,216
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (a) (c)	11,500	374,532
Yangzijiang Shipbuilding Holdings Ltd.	191,900	507,401
Yankuang Energy Group Co. Ltd. Class H	232,619	327,777
Yantai Changyu Pioneer Wine Co. Ltd. Class B	71,653	76,294
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	31,533	58,300
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yantai Eddie Precision Machinery Co. Ltd. Class A	19,981	$69,027
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	9,091	204,239
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	130,700	256,663
Yeahka Ltd. (b)	8,000	4,968
YGSOFT, Inc. Class A	63,961	48,056
Yidu Tech, Inc. (a) (b) (c)	22,400	13,254
Yifan Pharmaceutical Co. Ltd. Class A	21,643	29,812
Yifeng Pharmacy Chain Co. Ltd. Class A	18,524	49,066
Yihai International Holding Ltd.	20,000	32,466
Yixintang Pharmaceutical Group Co. Ltd. Class A	11,000	15,541
Yonyou Network Technology Co. Ltd. Class A (b)	21,171	28,631
YTO Express Group Co. Ltd. Class A	24,900	57,775
Yum China Holdings, Inc.	21,826	892,029
YUNDA Holding Group Co. Ltd. Class A	22,430	21,016
Yunnan Energy New Material Group Co. Ltd. Class A (b)	8,900	87,728
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (b)	39,900	706,420
Zai Lab Ltd. (b) (c)	37,620	69,368
ZBOM Home Collection Co. Ltd. Class A	27,680	22,142
ZCZL Industrial Technology Group Co. Ltd. Class H	27,600	42,269
Zhaojin Mining Industry Co. Ltd. Class H	44,500	93,006
Zhejiang Akcome New Energy Technology Co. Ltd. (b) (d)	232,300	—
Zhejiang Crystal-Optech Co. Ltd. Class A	82,800	432,785
Zhejiang Dahua Technology Co. Ltd. Class A	45,751	111,142
Zhejiang Dingli Machinery Co. Ltd. Class A	9,320	58,353
Zhejiang Expressway Co. Ltd. Class H	195,840	148,090
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	39,500	30,725
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,670	26,092
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	15,636	52,519
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	11,480	185,205
Zhejiang Jingu Co. Ltd. Class A	100,100	131,392
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	26,660	49,055
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	76,100	38,005
Security Description	Shares	Value
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	29,600	$104,219
Zhejiang Medicine Co. Ltd. Class A	21,300	35,772
Zhejiang Meida Industrial Co. Ltd. Class A	32,300	26,314
Zhejiang Narada Power Source Co. Ltd. Class A (b)	21,700	13,139
Zhejiang NHU Co. Ltd. Class A	16,324	68,345
Zhejiang Semir Garment Co. Ltd. Class A	25,677	19,065
Zhejiang Shibao Co. Ltd. Class A (b)	46,300	97,061
Zhejiang Supor Co. Ltd. Class A	7,490	43,695
Zhejiang Wansheng Co. Ltd. Class A	215,000	573,925
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	33,900	40,253
Zhejiang Yasha Decoration Co. Ltd. Class A (b)	65,634	32,682
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	27,507	95,837
Zhihu, Inc. ADR (b)	1,045	3,271
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	14,300	16,412
Zhongji Innolight Co. Ltd. Class A	4,100	767,089
Zhongsheng Group Holdings Ltd. (b)	35,500	21,955
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	92,600	—
Zhuhai Zhumian Group Co. Ltd. Class A (b)	53,000	35,136
Zhuzhou CRRC Times Electric Co. Ltd. Class H	47,400	242,136
Zijin Mining Group Co. Ltd. Class H	478,506	1,671,892
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	71,870	73,797
ZTE Corp. Class A (b)	8,657	46,155
ZTE Corp. Class H (c)	60,440	176,032
ZTO Express Cayman, Inc. ADR	26,776	599,247
		139,261,292
HONG KONG — 0.2%
C Fiber Optic (b) (d)	686,800	—
China Animal Healthcare Ltd. (b) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (b)	66,800	332
China Huishan Dairy Holdings Co. Ltd. (b) (d)	549,000	—
China Huiyuan Juice Group Ltd. (b) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (d)	2,260,000	—
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Citychamp Watch & Jewellery Group Ltd. (b) (c)	248,000	$1,897
Comba Telecom Systems Holdings Ltd.	161,847	20,226
CTEG (b) (c) (d)	438,000	—
Damai Entertainment Holdings Ltd. (b) (c)	740,107	42,941
Digital China Holdings Ltd. (c)	79,000	18,536
Guotai Junan International Holdings Ltd.	18,000	4,499
Huabao International Holdings Ltd.	31,000	11,899
Kingboard Laminates Holdings Ltd.	11,500	145,399
National Agricultural Holdings Ltd. (b) (d)	57,816	—
Skyworth Group Ltd. (b)	49,600	26,691
SSY Group Ltd. (c)	188,691	51,010
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
United Laboratories International Holdings Ltd. (c)	52,000	55,899
Wasion Holdings Ltd.	8,000	20,240
WH Group Ltd. (a)	410,759	434,222
		833,791
INDIA — 19.7%
Aarti Drugs Ltd.	2,390	9,541
ABB India Ltd.	5,544	411,794
Adani Energy Solutions Ltd. (b)	13,697	215,804
Adani Enterprises Ltd.	19,999	641,430
Adani Green Energy Ltd. (b)	21,201	334,212
Adani Ports & Special Economic Zone Ltd.	57,721	1,103,824
Adani Power Ltd. (b)	269,223	636,434
Adani Total Gas Ltd.	14,537	112,346
Affle 3i Ltd. (b)	7,609	114,104
AIA Engineering Ltd.	6,047	324,611
Ajanta Pharma Ltd.	3,634	131,399
Alembic Pharmaceuticals Ltd.	8,127	70,638
Alok Industries Ltd. (b)	263,723	35,411
Amber Enterprises India Ltd. (b)	3,153	250,818
APL Apollo Tubes Ltd.	11,933	225,490
Apollo Hospitals Enterprise Ltd.	5,359	491,522
Apollo Tyres Ltd.	36,153	164,306
Ashok Leyland Ltd.	73,449	122,365
Asian Paints Ltd.	18,453	513,810
Astral Ltd.	8,086	114,090
AstraZeneca Pharma India Ltd.	4,691	407,680
AU Small Finance Bank Ltd. (a)	11,270	123,470
Aurobindo Pharma Ltd.	24,784	413,343
Avenue Supermarts Ltd. (a) (b)	3,808	176,230
AvenuesAI Ltd. (b)	656,489	114,363
Axis Bank Ltd.	116,118	1,650,772
Bajaj Auto Ltd.	4,277	439,001
Bajaj Electricals Ltd.	16,576	55,949
Bajaj Finance Ltd.	124,274	1,319,099
Bajaj Finserv Ltd.	20,980	394,560
Bajaj Hindusthan Sugar Ltd. (b)	315,606	58,848
Security Description	Shares	Value
Balkrishna Industries Ltd.	6,072	$139,864
Balu Forge Industries Ltd.	9,062	44,669
Bandhan Bank Ltd. (a)	37,129	80,088
Bank of Baroda	35,868	103,218
BEML Ltd.	10,092	187,684
Bharat Bijlee Ltd.	10,081	307,237
Bharat Electronics Ltd.	222,849	969,474
Bharat Forge Ltd.	19,255	436,142
Bharat Heavy Electricals Ltd.	169,215	740,258
Bharat Petroleum Corp. Ltd.	90,574	290,451
Bharti Airtel Ltd.	138,646	2,712,611
Biocon Ltd.	67,668	299,027
Birlasoft Ltd.	38,119	115,293
Bondada Engineering Ltd.	12,000	39,508
Bosch Home Comfort India Ltd.	7,425	106,851
Bosch Ltd.	544	229,304
Brightcom Group Ltd. (b)	233,586	24,208
Britannia Industries Ltd.	3,808	207,037
Can Fin Homes Ltd.	45,886	420,740
Carysil Ltd.	7,953	100,670
Cholamandalam Financial Holdings Ltd.	24,758	433,362
Cholamandalam Investment & Finance Co. Ltd.	44,224	836,184
Cipla Ltd.	29,636	458,791
City Union Bank Ltd.	326	718
Coal India Ltd.	96,018	445,355
Crompton Greaves Consumer Electricals Ltd.	43,066	125,000
Dabur India Ltd.	24,497	109,262
DCB Bank Ltd.	52,841	103,384
Deepak Nitrite Ltd.	6,165	100,715
Delhivery Ltd. (b)	28,235	140,804
Dish TV India Ltd. (b)	117,936	3,763
Dishman Carbogen Amcis Ltd. (b)	3,663	6,786
Divi's Laboratories Ltd.	6,349	441,270
Dixon Technologies India Ltd.	5,168	650,786
DLF Ltd.	46,377	303,787
Dr. Lal PathLabs Ltd. (a)	11,174	194,326
Dr. Reddy's Laboratories Ltd.	40,503	580,682
Edelweiss Financial Services Ltd.	33,486	42,737
Eicher Motors Ltd.	7,016	524,280
Elecon Engineering Co. Ltd.	33,346	188,045
Emami Ltd.	9,747	41,631
Embassy Developments Ltd. (b)	28,219	18,519
Epigral Ltd.	1,887	21,611
Escorts Kubota Ltd.	4,330	134,298
Eternal Ltd. (b)	287,922	804,830
Federal Bank Ltd.	114,049	397,659
Fine Organic Industries Ltd.	23	1,287
Finolex Cables Ltd.	17,989	222,233
Fortis Healthcare Ltd.	33,171	335,341
FSN E-Commerce Ventures Ltd. (b)	80,501	264,357
GAIL India Ltd.	175,152	320,962
Gillette India Ltd.	750	60,846
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Glenmark Pharmaceuticals Ltd.	13,369	$311,321
GMR Airports Ltd. (b)	439,668	520,632
Godrej Consumer Products Ltd.	33,824	360,899
Godrej Industries Ltd. (b)	12,984	161,129
Godrej Properties Ltd. (b)	7,850	154,796
Granules India Ltd.	42,438	364,601
Graphite India Ltd.	26,136	169,364
Grasim Industries Ltd.	10,191	333,747
Gujarat Pipavav Port Ltd.	35,342	56,415
Havells India Ltd.	24,203	296,418
HCL Technologies Ltd.	67,585	765,250
HDFC Bank Ltd.	510,599	4,304,224
HDFC Life Insurance Co. Ltd. (a)	39,507	240,338
HEG Ltd.	38,853	212,081
Hero MotoCorp Ltd.	8,515	431,270
HFCL Ltd.	71,412	160,577
Hikal Ltd.	8,360	19,552
Hindalco Industries Ltd.	78,618	794,496
Hindustan Construction Co. Ltd. (b)	709,640	192,294
Hindustan Copper Ltd.	19,394	102,667
Hindustan Petroleum Corp. Ltd.	66,800	278,361
Hindustan Unilever Ltd.	50,863	1,138,173
Hindustan Zinc Ltd.	93,141	524,602
Hitachi Energy India Ltd.	1,028	379,233
ICICI Bank Ltd.	598	8,688
ICICI Bank Ltd. ADR	132,277	3,840,001
ICICI Lombard General Insurance Co. Ltd. (a)	1,929	35,493
ICICI Prudential Life Insurance Co. Ltd. (a)	8,711	44,904
IDFC First Bank Ltd.	391,447	328,719
IIFL Finance Ltd.	61,624	330,584
India Cements Ltd. (b)	2,482	9,886
Indiabulls Ltd. (b)	61,440	18,051
IndiaMart InterMesh Ltd. (a)	717	14,440
Indian Hotels Co. Ltd.	42,682	321,923
Indian Oil Corp. Ltd.	168,108	247,530
Indus Towers Ltd. (b)	70,674	292,451
Info Edge India Ltd.	21,964	226,929
Infosys Ltd. ADR (c)	166,628	1,747,928
Inox Wind Ltd. (b)	27,410	26,096
InterGlobe Aviation Ltd. (a)	5,205	295,192
IOL Chemicals & Pharmaceuticals Ltd.	9,366	14,376
Ipca Laboratories Ltd.	21,328	383,260
ITC Ltd. GDR	166,173	505,166
Jaiprakash Power Ventures Ltd. (b)	1,063,446	198,514
Jindal Stainless Ltd.	35,719	261,368
Jindal Steel Ltd.	42,270	473,389
Jio Financial Services Ltd.	155,676	388,850
JSW Energy Ltd.	40,436	249,108
JSW Holdings Ltd. (b)	204	26,014
JSW Steel Ltd.	45,693	591,999
Jubilant Foodworks Ltd.	33,690	148,628
Security Description	Shares	Value
Jubilant Ingrevia Ltd.	22,116	$142,099
Jubilant Pharmova Ltd.	7,954	81,583
Just Dial Ltd. (b)	15,427	85,554
Karnataka Bank Ltd.	45,274	130,764
Kaveri Seed Co. Ltd.	8,804	82,800
Kotak Mahindra Bank Ltd.	295,932	1,226,293
KPIT Technologies Ltd.	13,818	98,031
Kwality Wall's India Ltd. (b)	64,252	23,832
Larsen & Toubro Ltd. GDR	33,620	1,462,470
Laurus Labs Ltd. (a)	50,039	802,136
Lemon Tree Hotels Ltd. (a) (b)	225,470	277,852
LIC Housing Finance Ltd.	8,134	48,464
Lodha Developers Ltd. (a)	15,290	154,299
LTM Ltd. (a)	6,260	233,976
Lupin Ltd.	17,805	455,006
Mahindra & Mahindra Financial Services Ltd.	63,676	212,436
Mahindra & Mahindra Ltd.	46,407	1,504,497
MakeMyTrip Ltd. (b) (c)	6,800	362,372
Manappuram Finance Ltd.	47,137	161,441
Marico Ltd.	37,770	333,674
Marksans Pharma Ltd.	131,763	379,746
Maruti Suzuki India Ltd.	5,894	878,881
Max Financial Services Ltd. (b)	10,956	183,335
Max Healthcare Institute Ltd.	25,531	304,577
Motherson Sumi Wiring India Ltd.	159,214	67,481
Muthoot Finance Ltd.	7,503	237,577
Natco Pharma Ltd.	7,286	71,683
Navin Fluorine International Ltd.	4,150	337,011
NCC Ltd.	64,179	100,487
Nestle India Ltd.	39,249	582,648
NOCIL Ltd.	49,196	93,451
NTPC Ltd.	215,306	811,218
Nuvama Wealth Management Ltd.	1,700	32,442
Oberoi Realty Ltd.	7,096	132,626
Oil & Natural Gas Corp. Ltd.	167,698	416,150
Olectra Greentech Ltd.	11,282	178,731
One 97 Communications Ltd. (b)	23,066	278,155
Onesource Specialty Pharma Ltd. (b)	8,307	144,607
Page Industries Ltd.	556	242,996
Persistent Systems Ltd.	7,435	339,826
PG Electroplast Ltd.	5,498	30,981
Phoenix Mills Ltd.	3,142	64,680
PI Industries Ltd.	6,406	172,916
Piramal Finance Ltd.	3,911	89,414
Piramal Pharma Ltd.	19,420	34,485
PNB Housing Finance Ltd. (a)	37,178	407,840
Power Finance Corp. Ltd.	73,340	328,740
Power Grid Corp. of India Ltd.	165,713	501,207
Rajesh Exports Ltd. (b)	18,351	17,801
RattanIndia Enterprises Ltd. (b)	168,722	59,462
RattanIndia Power Ltd. (b)	1,151,885	110,006
Raymond Ltd. (b)	6,825	41,948
Raymond Realty Ltd. (b)	7,061	46,189
RBL Bank Ltd. (a)	40,274	157,018
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
REC Ltd.	70,068	$269,291
Reliance Industries Ltd. GDR (a)	74,600	4,132,840
Reliance Infrastructure Ltd. (b)	52,853	41,101
Reliance Power Ltd. (b)	390,149	102,381
Religare Enterprises Ltd. (b)	34,221	97,704
Sammaan Capital Ltd. (b)	32,196	59,053
Samvardhana Motherson International Ltd.	152,840	239,145
SBI Life Insurance Co. Ltd. (a)	8,193	152,827
Shilpa Medicare Ltd.	20,074	126,901
Shree Renuka Sugars Ltd. (b)	179,038	41,857
Shriram Finance Ltd.	69,136	761,156
Siemens Energy India Ltd.	4,618	179,693
Siemens Ltd. (b)	4,317	164,177
Solara Active Pharma Sciences Ltd. (b)	1,108	6,739
Sona Blw Precision Forgings Ltd. (a)	30,628	200,576
South Indian Bank Ltd.	464,544	223,932
SpiceJet Ltd. (b)	53,336	6,947
State Bank of India	118,444	1,284,933
Steel Authority of India Ltd.	152,377	279,276
Strides Pharma Science Ltd.	15,815	182,595
Subex Ltd. (b)	90,392	11,096
Sun Pharma Advanced Research Co. Ltd. (b)	20,673	51,268
Sun Pharmaceutical Industries Ltd.	54,134	1,065,137
Suzlon Energy Ltd. (b)	729,665	454,023
Tata Communications Ltd.	6,048	125,907
Tata Consultancy Services Ltd.	60,365	1,295,511
Tata Consumer Products Ltd.	21,450	243,735
Tata Elxsi Ltd.	1,068	43,209
Tata Motors Ltd./new	114,323	510,813
Tata Motors Passenger Vehicles Ltd.	110,340	410,546
Tata Steel Ltd.	252,871	502,383
Tata Teleservices Maharashtra Ltd. (b)	145,937	66,001
TCI Express Ltd.	958	5,186
Tech Mahindra Ltd.	33,824	501,935
Thyrocare Technologies Ltd. (a)	78,458	455,288
Titan Co. Ltd.	11,842	550,949
Torrent Pharmaceuticals Ltd.	6,017	293,677
Trent Ltd.	15,749	546,148
TVS Motor Co. Ltd.	26,249	959,629
Ujjivan Small Finance Bank Ltd. (a) (b)	160,265	99,976
UltraTech Cement Ltd.	4,542	539,951
United Breweries Ltd.	5,274	74,492
United Spirits Ltd.	19,401	276,774
UPL Ltd.	29,514	178,097
Vedanta Aluminium Metal Ltd. (b)	64,770	306,858
Vedanta Iron & Steel Ltd. (b)	64,770	24,127
Vedanta Ltd.	69,746	206,861
Vedanta Oil & Gas Ltd. (b)	64,770	22,060
Vedanta Power Ltd. (b)	64,770	27,561
Security Description	Shares	Value
Viyash Scientific Ltd. (b)	77,414	$226,332
V-Mart Retail Ltd. (b)	9,719	79,988
Vodafone Idea Ltd. (b)	558,483	85,313
Wipro Ltd. ADR (c)	318,089	715,700
Wockhardt Ltd. (b)	20,023	410,661
Yes Bank Ltd. (b)	496,109	126,728
Zee Entertainment Enterprises Ltd.	55,543	60,737
Zydus Lifesciences Ltd.	17,102	201,013
		86,411,824
INDONESIA — 1.0%
AKR Corporindo Tbk. PT	395,900	26,792
Alamtri Minerals Indonesia Tbk. PT	487,300	36,657
Alamtri Resources Indonesia Tbk. PT	1,226,400	155,015
Aspirasi Hidup Indonesia Tbk. PT	1,453,000	26,492
Astra International Tbk. PT	1,544,751	390,508
Bank Central Asia Tbk. PT	2,589,675	803,842
Bank Jago Tbk. PT (b)	97,700	5,273
Bank Mandiri Persero Tbk. PT	3,081,480	663,518
Bank Negara Indonesia Persero Tbk. PT	678,700	119,949
Bank Rakyat Indonesia Persero Tbk. PT	4,688,231	715,820
Barito Pacific Tbk. PT (b)	1,212,091	87,111
Barito Renewables Energy Tbk. PT (b)	536,900	92,786
Bumi Resources Minerals Tbk. PT (b)	2,208,200	58,540
Chandra Asri Pacific Tbk. PT	553,212	51,206
Charoen Pokphand Indonesia Tbk. PT	352,900	67,106
Ciputra Development Tbk. PT (b)	560,496	17,398
Dian Swastatika Sentosa Tbk. PT (b)	985,400	43,814
Elang Mahkota Teknologi Tbk. PT	629,200	17,102
GoTo Gojek Tokopedia Tbk. PT (b)	41,770,800	116,809
Gudang Garam Tbk. PT	1,900	1,727
Indah Kiat Pulp & Paper Tbk. PT (b)	133,700	52,904
Indocement Tunggal Prakarsa Tbk. PT	172,425	40,117
Kalbe Farma Tbk. PT	606,700	25,958
Lippo Karawaci Tbk. PT (b)	2,455,610	7,691
MDS Retailing Tbk. PT	12,800	1,059
Media Nusantara Citra Tbk. PT (b)	254,100	2,842
Pabrik Kertas Tjiwi Kimia Tbk. PT (b)	48,100	14,527
Pakuwon Jati Tbk. PT	1,391,400	18,676
Perusahaan Gas Negara Persero Tbk. PT	972,740	74,261
Semen Indonesia Persero Tbk. PT	377,061	29,840
Summarecon Agung Tbk. PT	596,127	9,069
Telkom Indonesia Persero Tbk. PT	3,201,994	420,844
Transcoal Pacific Tbk. PT	54,900	21,647
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Unilever Indonesia Tbk. PT	203,100	$20,503
United Tractors Tbk. PT	115,445	148,503
		4,385,906
IRAQ — 0.0% *
United Energy Group Ltd. (b)	154,000	6,579
MALAYSIA — 2.4%
AEON Credit Service M Bhd.	83,100	118,612
Alliance Bank Malaysia Bhd.	476,999	555,670
AMMB Holdings Bhd.	73,200	114,355
Astro Malaysia Holdings Bhd. (b)	154,900	2,469
Axiata Group Bhd.	299,183	154,819
Bermaz Auto Bhd.	171,880	42,996
British American Tobacco Malaysia Bhd.	4,200	5,202
Bursa Malaysia Bhd.	214,151	446,422
Cahya Mata Sarawak Bhd.	180,200	47,287
Carlsberg Brewery Malaysia Bhd. Class B	38,803	156,449
CelcomDigi Bhd.	130,000	85,126
CIMB Group Holdings Bhd.	347,664	631,806
Dayang Enterprise Holdings Bhd.	115,850	46,312
Dialog Group Bhd.	373,800	170,513
Eco World Development Group Bhd.	149,700	80,770
Frontken Corp. Bhd.	118,800	144,512
Gamuda Bhd.	278,650	298,639
Genting Bhd.	292,700	155,054
Hartalega Holdings Bhd.	72,100	17,506
Hibiscus Petroleum Bhd.	72,140	32,377
Hong Leong Bank Bhd.	32,400	170,045
IHH Healthcare Bhd.	84,000	173,047
IJM Corp. Bhd.	623,080	345,349
Inari Amertron Bhd.	375,112	207,910
IOI Corp. Bhd.	414,096	428,568
IOI Properties Group Bhd.	362,216	350,002
Kuala Lumpur Kepong Bhd.	33,829	175,554
Malayan Banking Bhd.	281,629	744,564
Maxis Bhd.	219,100	181,621
MISC Bhd.	53,500	102,342
NEXG Bhd.	357,800	23,692
Padini Holdings Bhd.	199,550	69,494
Pentamaster Corp. Bhd. (b)	216,675	254,005
Petronas Chemicals Group Bhd.	87,900	87,307
PPB Group Bhd.	75,020	170,922
Press Metal Aluminium Holdings Bhd.	475,870	896,305
Public Bank Bhd.	816,173	960,792
RHB Bank Bhd.	183,001	371,612
SD Guthrie Bhd.	217,999	319,714
Sime Darby Bhd.	232,088	121,807
Sime Darby Property Bhd.	278,288	98,280
Supermax Corp. Bhd. (b)	161,660	10,705
Telekom Malaysia Bhd.	90,044	164,299
Tenaga Nasional Bhd.	153,650	538,105
Top Glove Corp. Bhd.	306,200	51,440
Security Description	Shares	Value
Velesto Energy Bhd.	640,400	$41,620
Yinson Holdings Bhd.	253,114	117,944
YTL Corp. Bhd.	281,510	140,841
Zetrix Ai Bhd.	585,142	109,064
		10,733,846
PHILIPPINES — 0.5%
Aboitiz Equity Ventures, Inc.	78,260	41,955
Alliance Global Group, Inc.	521,200	67,942
Ayala Land, Inc.	811,851	195,786
Bank of the Philippine Islands	69,867	109,292
BDO Unibank, Inc.	157,823	304,742
Bloomberry Resorts Corp. (b)	312,300	8,956
Cebu Air, Inc. (b)	44,430	21,285
D&L Industries, Inc.	1,057,000	59,937
JG Summit Holdings, Inc.	236,172	101,981
Jollibee Foods Corp.	29,630	64,938
LT Group, Inc.	369,700	89,880
Metropolitan Bank & Trust Co.	62,630	66,334
PLDT, Inc.	12,129	223,330
Puregold Price Club, Inc.	222,550	147,230
SM Investments Corp.	21,895	210,495
SM Prime Holdings, Inc.	687,100	202,648
Universal Robina Corp.	62,810	63,455
		1,980,186
TAIWAN — 42.5%
Accton Technology Corp.	25,000	1,957,999
Acer, Inc.	397,395	412,907
Advantech Co. Ltd.	31,085	480,085
Alchip Technologies Ltd.	5,000	656,067
ASE Technology Holding Co. Ltd.	235,043	5,017,163
Asia Cement Corp.	338,687	372,108
Asia Vital Components Co. Ltd.	27,000	2,140,066
ASPEED Technology, Inc.	2,000	1,035,581
Asustek Computer, Inc. (b)	61,737	1,356,580
AUO Corp. ADR (b)	94,165	966,132
Bank of Kaohsiung Co. Ltd.	281,652	108,306
Bizlink Holding, Inc.	1,000	60,113
Caliway Biopharmaceuticals Co. Ltd. Class C (b)	45,000	140,976
Catcher Technology Co. Ltd.	65,539	429,980
Cathay Financial Holding Co. Ltd.	602,838	1,860,185
Center Laboratories, Inc.	57,247	68,557
Chailease Holding Co. Ltd.	89,660	330,703
Chang Hwa Commercial Bank Ltd.	453,870	341,936
Cheng Shin Rubber Industry Co. Ltd.	93,000	87,434
China Steel Chemical Corp.	18,877	48,768
China Steel Corp.	958,216	565,488
Chroma ATE, Inc.	17,000	1,152,669
Chunghwa Telecom Co. Ltd.	177,074	786,526
Compal Electronics, Inc.	598,029	662,672
Compeq Manufacturing Co. Ltd.	25,000	182,459
CTBC Financial Holding Co. Ltd.	1,289,570	2,874,122
Delta Electronics, Inc.	89,986	5,508,223
E.Sun Financial Holding Co. Ltd.	744,305	804,900
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Eclat Textile Co. Ltd.	33,365	$327,298
eCloudvalley Digital Technology Co. Ltd.	14,311	28,526
EirGenix, Inc. (b)	19,000	29,762
Elite Advanced Laser Corp.	6,000	100,199
Elite Material Co. Ltd.	17,000	2,876,336
Elite Semiconductor Microelectronics Technology, Inc.	18,000	127,698
eMemory Technology, Inc.	3,318	304,652
Ennostar, Inc.	75,585	153,749
Evergreen Marine Corp. Taiwan Ltd.	51,465	298,065
Everlight Electronics Co. Ltd.	95,996	204,910
Far Eastern New Century Corp.	528,352	472,683
Far EasTone Telecommunications Co. Ltd.	77,000	253,794
Faraday Technology Corp.	18,695	123,825
Feng TAY Enterprise Co. Ltd.	38,329	84,222
Firich Enterprises Co. Ltd.	24,767	19,087
First Financial Holding Co. Ltd.	554,128	569,670
FocalTech Systems Co. Ltd.	20,000	34,907
Formosa Chemicals & Fibre Corp.	360,182	617,329
Formosa Petrochemical Corp.	127,000	219,663
Formosa Plastics Corp.	358,663	613,600
Foxconn Technology Co. Ltd.	145,519	252,608
Fubon Financial Holding Co. Ltd.	528,460	2,148,245
Genius Electronic Optical Co. Ltd.	6,475	133,945
Giant Manufacturing Co. Ltd.	30,305	74,867
Globalwafers Co. Ltd.	15,884	501,104
Himax Technologies, Inc. ADR	12,206	187,240
Hiwin Technologies Corp.	25,745	262,650
Holy Stone Enterprise Co. Ltd.	14,700	388,536
Hon Hai Precision Industry Co. Ltd.	673,765	5,308,650
Hon Precision, Inc.	2,000	406,197
Hotai Motor Co. Ltd.	30,640	447,724
HTC Corp.	76,710	109,202
Hua Nan Financial Holdings Co. Ltd. Class C	628,976	750,274
Innolux Corp.	464,927	1,002,636
Inventec Corp.	232,000	485,025
ITEQ Corp.	17,267	200,820
Jentech Precision Industrial Co. Ltd.	1,000	107,670
KGI Financial Holding Co. Ltd.	1,412,154	1,272,231
King Yuan Electronics Co. Ltd.	157,898	1,672,832
LandMark Optoelectronics Corp.	6,000	380,456
Largan Precision Co. Ltd.	6,142	827,121
Lite-On Technology Corp.	106,394	741,433
Macronix International Co. Ltd. (b)	162,673	794,050
Makalot Industrial Co. Ltd.	25,570	175,783
MediaTek, Inc.	72,601	9,674,360
Medigen Biotechnology Corp. (b)	14,000	14,766
Medigen Vaccine Biologics Corp. (b)	25,467	36,334
Mega Financial Holding Co. Ltd.	655,423	948,472
Security Description	Shares	Value
Merry Electronics Co. Ltd.	25,183	$71,304
Microbio Co. Ltd. (b)	4,153	2,092
Micro-Star International Co. Ltd.	33,000	151,241
Motech Industries, Inc.	75,627	65,760
MPI Corp.	1,000	191,170
Nan Ya Plastics Corp.	415,704	2,172,703
Nanya Technology Corp. (b)	40,000	568,173
Nien Made Enterprise Co. Ltd.	11,000	119,473
Novatek Microelectronics Corp.	44,599	748,998
Nuvoton Technology Corp.	20,000	108,926
Oneness Biotech Co. Ltd. (b)	19,113	31,319
PChome Online, Inc. (b)	20,893	18,495
Pegatron Corp.	205,900	541,629
PharmaEssentia Corp.	12,743	536,017
Phison Electronics Corp.	2,000	149,734
Phoenix Silicon International Corp.	20,416	203,157
PlayNitride, Inc. (b)	9,000	35,032
Pou Chen Corp.	148,000	117,772
Powertech Technology, Inc.	145,518	1,541,674
President Chain Store Corp.	33,000	231,005
Promos Technologies, Inc. (b) (d)	2,232	—
Quanta Computer, Inc.	137,729	1,591,018
Radiant Opto-Electronics Corp.	25,000	68,275
RDC Semiconductor Co. Ltd. (b)	10,300	58,037
Realtek Semiconductor Corp.	42,825	1,083,514
RichWave Technology Corp.	14,201	51,488
Ritek Corp. (b)	59,593	24,599
Senhwa Biosciences, Inc. (b)	1,000	1,337
Shanghai Commercial & Savings Bank Ltd.	260,332	348,945
Silicon Motion Technology Corp. ADR	2,320	773,326
Simplo Technology Co. Ltd.	16,000	209,690
Sino-American Silicon Products, Inc.	26,000	146,909
SinoPac Financial Holdings Co. Ltd.	1,439,416	1,802,856
Sitronix Technology Corp.	10,000	104,217
Synnex Technology International Corp. (b)	147,000	420,376
TA-I Technology Co. Ltd. (b)	15,750	111,488
Taiwan Cooperative Financial Holding Co. Ltd.	214,807	167,562
Taiwan FU Hsing Industrial Co. Ltd.	108,400	134,409
Taiwan High Speed Rail Corp.	93,000	77,363
Taiwan Mobile Co. Ltd.	65,260	238,657
Taiwan Paiho Ltd.	20,000	27,844
Taiwan Semiconductor Manufacturing Co. Ltd.	303,000	22,922,480
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	120,790	57,685,680
Taiwan Surface Mounting Technology Corp.	20,000	133,725
Taiwan Union Technology Corp.	13,000	685,574
TCC Group Holdings Co. Ltd.	620,631	468,544
Teco Electric & Machinery Co. Ltd.	100,000	220,049
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
TPK Holding Co. Ltd.	23,000	$58,048
Tripod Technology Corp.	70,361	1,144,099
TS Financial Holding Co. Ltd.	1,769,990	1,847,415
Unimicron Technology Corp.	70,018	2,351,773
Uni-President Enterprises Corp.	203,893	476,827
United Integrated Services Co. Ltd.	21,755	901,436
United Microelectronics Corp. ADR (b)	154,381	4,200,707
Vanguard International Semiconductor Corp.	20,738	140,612
Voltronic Power Technology Corp.	6,804	231,737
Walsin Lihwa Corp.	394,382	460,534
Walsin Technology Corp.	25,000	443,395
Win Semiconductors Corp.	25,000	334,312
Winbond Electronics Corp.	86,026	560,338
Wistron Corp. (b)	147,976	736,245
Wiwynn Corp.	8,248	1,200,053
WPG Holdings Ltd.	44,000	147,788
Yageo Corp.	97,212	3,478,778
Yang Ming Marine Transport Corp.	89,000	145,276
Yuanta Financial Holding Co. Ltd.	1,202,397	2,479,792
Zhen Ding Technology Holding Ltd.	34,000	672,390
		186,349,102
THAILAND — 2.0%
Advanced Info Service PCL	58,061	641,423
Airports of Thailand PCL	241,800	467,652
Bangkok Bank PCL NVDR	19,300	104,283
Bangkok Dusit Medical Services PCL Class F	68,100	39,564
Bangkok Expressway & Metro PCL	1,278,207	238,554
Bumrungrad Hospital PCL (c)	25,600	144,874
Carabao Group PCL	11,500	16,357
Central Plaza Hotel PCL	33,500	37,311
Charoen Pokphand Foods PCL	160,300	94,577
Chularat Hospital PCL (c)	1,351,500	63,465
CP ALL PCL	349,154	491,352
CPN Retail Growth Leasehold REIT	25,500	9,902
Delta Electronics Thailand PCL	205,500	2,010,430
Electricity Generating PCL	13,699	49,484
Energy Absolute PCL (b)	318,900	27,838
Frasers Property Thailand Industrial Freehold & Leasehold REIT	50,287	18,013
Global Power Synergy PCL	19,900	26,357
Gulf Development PCL	203,378	376,507
Gunkul Engineering PCL	1,101,843	140,630
Hana Microelectronics PCL	71,800	84,291
Ichitan Group PCL	92,000	38,771
Indorama Ventures PCL	115,800	76,688
IRPC PCL (c)	1,772,791	97,657
Jasmine International PCL (b)	437,878	14,894
Kasikornbank PCL	23,654	155,223
Security Description	Shares	Value
Kasikornbank PCL NVDR	62,100	$407,513
KCE Electronics PCL	121,870	153,161
Krungthai Card PCL	61,500	61,555
MC Group PCL	209,100	73,014
Mega Lifesciences PCL	159,300	176,225
Minor International PCL	224,346	166,805
Muangthai Capital PCL	15,900	15,076
PTG Energy PCL	124,000	27,621
PTT Exploration & Production PCL	45,607	183,963
PTT Global Chemical PCL NVDR	53,800	54,253
PTT PCL	210,383	224,819
SCB X PCL	66,628	296,833
Siam Cement PCL NVDR	34,900	256,336
Srisawad Corp. PCL (c)	228,956	159,205
Thai Beverage PCL (c)	163,200	54,886
Thai Oil PCL	223,149	325,785
Thai Union Group PCL	150,800	53,111
TMBThanachart Bank PCL	2,301,436	170,423
True Corp. PCL NVDR	577,356	224,196
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	47,000	15,563
		8,566,440
UNITED STATES — 0.2%
BeOne Medicines Ltd. Class H (b)	36,875	801,257
JS Global Lifestyle Co. Ltd. (a) (b)	41,000	6,901
Legend Biotech Corp. ADR (b)	4,422	127,708
		935,866
TOTAL COMMON STOCKS (Cost $301,259,810)		439,464,832
RIGHTS — 0.0% *
HONG KONG — 0.0% *
Citychamp Watch & Jewellery Group Ltd. (expiring 07/10/26) (b) (c) (Cost $0)	82,666	105
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Eco World Development Group Bhd. (expiring 04/12/29) (b)	38,320	9,257
NEXG Bhd. (expiring 02/17/28) (b)	180,850	4,879
Supermax Corp. Bhd. (expiring 03/01/30) (b)	8,648	159
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	15,460	550
YTL Corp. Bhd. (expiring 06/02/28) (b)	56,142	7,435
		22,280
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (b)	127,950	2,168
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) (b)	218,989	$1,253
TOTAL WARRANTS (Cost $1,080)		25,701
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	476,457	476,457
State Street Navigator Securities Lending Portfolio II (g) (h)	2,531,118	2,531,118
TOTAL SHORT-TERM INVESTMENTS (Cost $3,007,575)		3,007,575
TOTAL INVESTMENTS — 101.0% (Cost $304,268,465)		442,498,213
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(4,349,406)
NET ASSETS — 100.0%		$438,148,807

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2026.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$431,956,302	$7,508,530	$0 (a)	$439,464,832
Rights	105	—	—	105
Warrants	18,266	7,435	—	25,701
Short-Term Investments	3,007,575	—	—	3,007,575
TOTAL INVESTMENTS	$434,982,248	$7,515,965	$0	$442,498,213

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,607	$45,607	$38,186,245	$37,755,395	$—	$—	476,457	$476,457	$13,908
State Street Navigator Securities Lending Portfolio II	755,464	755,464	19,882,809	18,107,155	—	—	2,531,118	2,531,118	75,217
Total		$801,071	$58,069,054	$55,862,550	$—	$—		$3,007,575	$89,125
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	45,700	$225,201
AECC Aero-Engine Control Co. Ltd. Class A	35,284	95,071
AECC Aviation Power Co. Ltd. Class A	56,418	318,660
AVIC Chengdu UAS Co. Ltd. Class A	16,207	99,205
AviChina Industry & Technology Co. Ltd. Class H (b)	447,000	164,731
Avicopter PLC Class A	26,448	98,537
Beijing Leike Defense Technology Co. Ltd. Class A (a)	74,300	106,831
Cirrus Aircraft Ltd.	8,400	36,098
EHang Holdings Ltd. ADR (a) (b)	7,381	48,346
Gaona Aero Material Co. Ltd. Class A	20,220	51,056
Guanglian Aviation Industry Co. Ltd. Class A (a)	800	4,546
Hwa Create Co. Ltd. Class A (a)	15,800	40,128
Kuang-Chi Technologies Co. Ltd. Class A	25,800	115,241
North Electro-Optic Co. Ltd. Class A	79,500	374,896
		1,778,547
AIR FREIGHT & LOGISTICS — 0.7%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	40,400	37,607
J&T Global Express Ltd. (a) (b)	673,000	717,450
JD Logistics, Inc. (a) (c)	276,400	414,139
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	49,278
SF Holding Co. Ltd. Class A	74,500	343,086
Sinotrans Ltd. Class H	354,000	172,440
STO Express Co. Ltd. Class A	13,271	28,466
YTO Express Group Co. Ltd. Class A	61,200	142,001
YUNDA Holding Group Co. Ltd. Class A	50,558	47,370
ZTO Express Cayman, Inc. ADR	55,050	1,232,019
		3,183,856
AIRLINES — 0.2%
Air China Ltd. Class A (a)	217,500	193,853
Air China Ltd. Class H (a)	106,000	57,312
China Eastern Airlines Corp. Ltd. Class A (a)	316,300	177,534
China Eastern Airlines Corp. Ltd. Class H (a)	106,000	42,713
China Southern Airlines Co. Ltd. Class A (a)	197,300	150,562
China Southern Airlines Co. Ltd. Class H (a)	272,000	117,582
Hainan Airlines Holding Co. Ltd. Class A (a)	429,200	85,359
Security Description	Shares	Value
Juneyao Airlines Co. Ltd. Class A	34,244	$51,911
Spring Airlines Co. Ltd. Class A	13,770	92,463
		969,289
AUTO COMPONENTS — 0.7%
Bethel Automotive Safety Systems Co. Ltd. Class A	7,903	28,920
CALB Group Co. Ltd. Class H (a) (c)	29,200	87,279
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,520	60,342
China First Capital Group Ltd. (a)	431,600	2,146
ECARX Holdings, Inc. Class A (a) (b)	26,023	33,570
Fuyao Glass Industry Group Co. Ltd. Class A	45,756	340,002
Fuyao Glass Industry Group Co. Ltd. Class H (c)	58,400	381,288
Greatoo Intelligent Equipment, Inc. Class A (a)	960	789
Hesai Group ADR (a) (b)	13,372	243,638
Huayu Automotive Systems Co. Ltd. Class A	59,336	135,665
Huizhou Desay Sv Automotive Co. Ltd. Class A	4,700	56,430
IKD Co. Ltd. Class A	20,200	43,983
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	15,960	116,737
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	11,800	30,248
Kandi Technologies Group, Inc. (a) (b)	7,977	5,696
Keboda Technology Co. Ltd. Class A	5,300	31,942
Minieye Technology Co. Ltd. Class H (a)	49,800	57,979
Minth Group Ltd. (a)	90,400	304,559
Ningbo Jifeng Auto Parts Co. Ltd. Class A	29,800	51,935
Ningbo Joyson Electronic Corp. Class A	37,504	119,396
Ningbo Tuopu Group Co. Ltd. Class A	20,495	170,349
Ningbo Xusheng Group Co. Ltd. Class A	24,020	42,888
PATEO CONNECT Technology Shanghai Corp. Class H (a)	240	3,520
Sailun Group Co. Ltd. Class A	52,300	88,836
Sensteed Hi-tech Group Class A (a)	75,000	31,821
Shandong Linglong Tyre Co. Ltd. Class A	47,076	70,669
Shenzhen Kedali Industry Co. Ltd. Class A	5,300	147,803
Tianneng Power International Ltd.	90,000	54,170
Wencan Group Co. Ltd. Class A (a)	5,900	11,638
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
WeRide, Inc. ADR (a) (b)	25,145	$146,344
Zhejiang Sling Intelligent Drive Group Co. Ltd. Class A	630	8,486
		2,909,068
AUTOMOBILES — 2.9%
AIMA Technology Group Co. Ltd. Class A	15,550	44,694
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	40,600	154,493
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	160,900	115,436
BAIC Foton Motor Co. Ltd. Class A (a)	234,072	100,346
BAIC Motor Corp. Ltd. Class H (a) (b) (c)	45,400	4,516
Brilliance China Automotive Holdings Ltd.	346,000	84,271
BYD Co. Ltd. Class A	57,892	679,728
BYD Co. Ltd. Class H	481,300	4,446,565
China Automotive Engineering Research Institute Co. Ltd. Class A	35,300	62,196
Chongqing Afari Technology Co. Ltd. Class A (a)	191,400	230,086
Chongqing Changan Automobile Co. Ltd. Class A	150,252	158,708
Geely Automobile Holdings Ltd.	753,000	1,618,911
Great Wall Motor Co. Ltd. Class A	24,600	54,687
Great Wall Motor Co. Ltd. Class H	368,500	413,984
Guangzhou Automobile Group Co. Ltd. Class A (a)	50,090	37,486
Guangzhou Automobile Group Co. Ltd. Class H (a)	491,691	130,415
Haima Automobile Co. Ltd. Class A (a)	138,288	75,378
IAT Automobile Technology Co. Ltd. Class A (a)	26,900	56,590
Li Auto, Inc. Class A (a)	162,500	954,852
Lotus Technology, Inc. ADR (a)	6,669	7,803
NIO, Inc. ADR (a)	209,810	1,061,639
NIO, Inc. Class A (a)	15,450	76,324
Niu Technologies ADR (a) (b)	13,891	27,921
SAIC Motor Corp. Ltd. Class A	146,443	210,560
Seres Group Co. Ltd. Class A	22,700	204,828
VOYAH Automobile Technology Co. Ltd. Class H (a)	110,855	40,994
XPeng, Inc. Class A (a)	185,900	1,200,685
Yadea Group Holdings Ltd. (c)	131,043	148,889
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b) (c)	77,800	342,072
Zotye Automobile Co. Ltd. Class A (a)	128,100	37,177
		12,782,234
BANKS — 13.3%
Agricultural Bank of China Ltd. Class A	1,282,500	1,146,844
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	3,941,000	$2,683,602
Bairong, Inc. (a) (b) (c)	52,500	31,130
Bank of Beijing Co. Ltd. Class A	232,700	167,977
Bank of Chengdu Co. Ltd. Class A	92,300	240,676
Bank of China Ltd. Class A	643,098	541,915
Bank of China Ltd. Class H	10,475,700	6,665,826
Bank of Chongqing Co. Ltd. Class H	220,500	205,540
Bank of Communications Co. Ltd. Class A	358,900	339,972
Bank of Communications Co. Ltd. Class H	2,863,824	2,461,368
Bank of Hangzhou Co. Ltd. Class A	111,330	236,994
Bank of Jiangsu Co. Ltd. Class A	257,100	408,300
Bank of Nanjing Co. Ltd. Class A	126,200	183,871
Bank of Ningbo Co. Ltd. Class A	99,310	434,371
Bank of Shanghai Co. Ltd. Class A	227,300	290,655
Bank of Zhengzhou Co. Ltd. Class A	379,760	92,310
Beijing Compass Technology Development Co. Ltd. Class A	9,740	131,536
Caitong Securities Co. Ltd. Class A	156,570	199,518
Central China Securities Co. Ltd. Class H	233,000	50,807
Chaince Digital Holdings, Inc. (a) (b)	6,105	26,679
Changjiang Securities Co. Ltd. Class A	184,352	264,795
China Bohai Bank Co. Ltd. Class H (a) (c)	418,000	38,378
China Cinda Asset Management Co. Ltd. Class H (b)	1,245,200	147,670
China CITIC Bank Corp. Ltd. Class H	1,451,471	1,230,837
China CITIC Financial Asset Management Co. Ltd. Class H (a) (c)	1,655,000	116,073
China Construction Bank Corp. Class H	12,984,623	13,362,055
China Everbright Bank Co. Ltd. Class A	607,228	258,528
China Everbright Bank Co. Ltd. Class H (b)	277,000	103,495
China Everbright Ltd. (b)	188,000	124,901
China Galaxy Securities Co. Ltd. Class H	542,500	509,153
China International Capital Corp. Ltd. Class A	42,400	225,804
China International Capital Corp. Ltd. Class H (c)	134,400	359,906
China Merchants Bank Co. Ltd. Class A	227,900	1,191,875
China Merchants Bank Co. Ltd. Class H	429,735	2,461,562
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Merchants Securities Co. Ltd. Class A	108,300	$336,643
China Minsheng Banking Corp. Ltd. Class A	71,600	33,965
China Minsheng Banking Corp. Ltd. Class H	1,381,759	553,264
Chongqing Rural Commercial Bank Co. Ltd. Class H	554,000	408,327
CITIC Securities Co. Ltd. Class A	144,225	610,428
CITIC Securities Co. Ltd. Class H	199,350	692,967
CNPC Capital Co. Ltd. Class A	153,000	148,537
CSC Financial Co. Ltd. Class A	55,604	238,127
Dongxing Securities Co. Ltd. Class A	107,036	214,293
East Money Information Co. Ltd. Class A	219,258	658,291
Everbright Securities Co. Ltd. Class A	80,684	171,519
GF Securities Co. Ltd. Class A	96,138	331,413
GF Securities Co. Ltd. Class H	116,000	251,317
Guosen Securities Co. Ltd. Class A	112,082	164,953
Guotai Haitong Securities Co. Ltd.	252,246	676,322
Guotai Junan International Holdings Ltd. (b)	519,000	129,716
Guoyuan Securities Co. Ltd. Class A	187,130	206,483
Hithink RoyalFlush Information Network Co. Ltd. Class A	6,180	219,414
Huatai Securities Co. Ltd. Class A	128,864	391,452
Huatai Securities Co. Ltd. Class H (b) (c)	157,600	335,616
Huaxi Securities Co. Ltd. Class A	132,500	159,476
Huaxia Bank Co. Ltd. Class A	81,100	76,345
Industrial & Commercial Bank of China Ltd. Class A	1,081,700	1,126,638
Industrial & Commercial Bank of China Ltd. Class H	10,200,789	8,364,021
Industrial Bank Co. Ltd. Class A	239,600	584,528
Industrial Securities Co. Ltd. Class A	202,500	180,186
JF SmartInvest Holdings Ltd. (b)	15,200	59,311
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	182,415	156,402
Noah Holdings Ltd. ADR	9,507	94,975
Orient Securities Co. Ltd. Class A	181,062	251,801
OSL Group Ltd. (a) (b)	46,500	68,368
Pacific Securities Co. Ltd. Class A (a)	156,752	77,822
Ping An Bank Co. Ltd. Class A	217,852	322,542
Postal Savings Bank of China Co. Ltd. Class A	404,700	293,926
Postal Savings Bank of China Co. Ltd. Class H (c)	937,000	546,042
Shaanxi International Trust Co. Ltd. Class A	470,330	191,236
Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	359,170	$455,577
Shanxi Securities Co. Ltd. Class A	223,310	169,752
Shenwan Hongyuan Group Co. Ltd. Class A	348,522	225,913
SooChow Securities Co. Ltd. Class A	148,740	173,545
Southwest Securities Co. Ltd. Class A	287,600	170,323
Up Fintech Holding Ltd. ADR (a) (b)	14,897	65,547
Western Securities Co. Ltd. Class A	146,708	140,267
Yangzijiang Financial Holding Ltd. (a)	255,000	42,387
Zheshang Securities Co. Ltd. Class A	116,900	163,605
		57,868,505
BEVERAGES — 1.5%
Anhui Gujing Distillery Co. Ltd. Class A	8,770	103,100
Anhui Kouzi Distillery Co. Ltd. Class A	15,300	42,104
Anhui Yingjiagongjiu Co. Ltd. Class A	8,400	36,629
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	15,752	22,742
Beijing Yanjing Brewery Co. Ltd. Class A	107,900	161,023
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	238,167	646,284
Chongqing Brewery Co. Ltd. Class A	10,639	64,731
Eastroc Beverage Group Co. Ltd. Class A	7,566	137,577
Jiangsu King's Luck Brewery JSC Ltd. Class A	25,800	90,118
Jiangsu Yanghe Distillery Co. Ltd. Class A	7,400	41,590
JiuGui Liquor Co. Ltd. Class A	5,300	34,121
Kweichow Moutai Co. Ltd. Class A	12,631	2,205,940
Luzhou Laojiao Co. Ltd. Class A	18,368	209,765
Nongfu Spring Co. Ltd. Class H (c)	246,200	1,243,864
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	10,820	26,970
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	15,640	251,996
Shede Spirits Co. Ltd. Class A	6,000	31,423
Sichuan Swellfun Co. Ltd. Class A	15,484	64,646
Tsingtao Brewery Co. Ltd. Class A (a)	13,500	103,875
Tsingtao Brewery Co. Ltd. Class H	83,000	455,534
Wuliangye Yibin Co. Ltd. Class A	39,600	431,703
Yantai Changyu Pioneer Wine Co. Ltd. Class A	17,600	40,396
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
ZJLD Group, Inc. (b) (c)	70,800	$65,997
		6,512,128
BIOTECHNOLOGY — 2.3%
3SBio, Inc. (c)	241,500	520,136
Abbisko Cayman Ltd. (a)	53,000	72,653
AIM Vaccine Co. Ltd. Class H (a)	30,200	6,393
Akeso, Inc. (a) (b) (c)	87,000	976,830
Alphamab Oncology (a) (c)	64,000	56,720
Ascentage Pharma Group International (a) (c)	35,500	150,292
Ascletis Pharma, Inc. (a) (c)	36,000	48,477
Beijing SL Pharmaceutical Co. Ltd. Class A	45,349	39,617
Beijing Tiantan Biological Products Corp. Ltd. Class A	43,240	73,765
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	14,681	58,330
BeOne Medicines Ltd. Class A (a)	1,086	40,735
BeOne Medicines Ltd. Class H (a)	117,100	2,544,467
BGI Genomics Co. Ltd. Class A (a)	8,599	44,414
Bio-Thera Solutions Ltd. Class A (a)	21,708	53,790
CanSino Biologics, Inc. Class A (a)	1,698	12,755
CanSino Biologics, Inc. Class H (a) (c)	9,200	26,138
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	58,000	105,467
Changchun BCHT Biotechnology Co. Ltd. Class A (a)	9,884	20,298
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	35,550	61,223
CStone Pharmaceuticals (a) (b) (c)	135,000	81,082
Daan Gene Co. Ltd. Class A (a)	74,664	55,437
Duality Biotherapeutics, Inc. (a) (b)	1,300	30,038
Everest Medicines Ltd. (a) (b) (c)	32,500	101,536
Gan & Lee Pharmaceuticals Co. Ltd. Class A	17,300	144,659
Getein Biotech, Inc. Class A	80,228	89,352
HBM Holdings Ltd. (a) (c)	139,000	185,049
HighTide Therapeutics, Inc. (a)	96,500	32,979
Hualan Biological Engineering, Inc. Class A	37,642	67,598
Imeik Technology Development Co. Ltd. Class A	7,880	101,228
ImmuneOnco Biopharmaceuticals Shanghai Class H (a)	35,400	17,470
InnoCare Pharma Ltd. Class H (a) (c)	121,000	182,996
Innovent Biologics, Inc. (a) (c)	181,000	1,837,224
InventisBio Co. Ltd. Class A (a)	4,064	10,777
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	72,600	44,252
JW Cayman Therapeutics Co. Ltd. (a) (c)	82,000	16,730
Keymed Biosciences, Inc. (a) (c)	22,500	202,992
Laekna, Inc. (a)	54,000	46,274
Legend Biotech Corp. ADR (a) (b)	11,317	326,835
Security Description	Shares	Value
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	164,000	$81,351
NovaBridge Biosciences ADR (a) (b)	14,210	27,709
Remegen Co. Ltd. Class H (a) (c)	27,500	260,550
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	28,000	16,710
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	13,280	25,943
Shanghai Henlius Biotech, Inc. Class H (a) (c)	8,900	73,088
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	27,988	139,445
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	10,400	22,081
Shanghai RAAS Blood Products Co. Ltd. Class A	156,712	100,196
Shenzhen Kangtai Biological Products Co. Ltd. Class A	22,360	37,355
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	4,600	255,867
Sinocelltech Group Ltd. Class A (a)	9,314	46,940
TYK Medicines, Inc. Class H (a)	23,000	16,806
Walvax Biotechnology Co. Ltd. Class A	37,200	71,189
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	55,776	103,122
Zai Lab Ltd. (a) (b)	125,100	230,673
		9,996,033
BROADLINE RETAIL — 9.8%
Alibaba Group Holding Ltd.	2,482,800	29,396,392
JD.com, Inc. Class A	365,182	4,621,791
MINISO Group Holding Ltd. ADR (b)	16,993	204,936
PDD Holdings, Inc. ADR (a)	101,512	7,743,335
Vipshop Holdings Ltd. ADR	37,918	502,793
		42,469,247
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	35,570	94,794
China Lesso Group Holdings Ltd.	179,000	81,259
Guangdong Kinlong Hardware Products Co. Ltd. Class A (a)	5,300	10,228
Guangdong Shenling Environmental Systems Co. Ltd. Class A	1,100	18,735
Triumph New Energy Co. Ltd. Class A (a)	26,600	28,842
Xinyi Glass Holdings Ltd. (b)	393,644	428,177
Zhejiang Weixing New Building Materials Co. Ltd. Class A	57,003	68,776
Zhuzhou Kibing Group Co. Ltd. Class A	49,700	74,901
		805,712
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
CAPITAL MARKETS — 0.1%
Guotai Haitong Securities Co. Ltd. Class H (c)	217,876	$412,578
Webull Corp. (a) (b)	19,687	128,359
		540,937
CHEMICALS — 2.6%
ADAMA Ltd. Class A (a)	138,700	109,317
Anhui Huaheng Biotechnology Co. Ltd. Class A	7,823	18,601
Asia - Potash International Investment Guangzhou Co. Ltd. Class A	15,400	92,768
Canmax Technologies Co. Ltd. Class A (a)	17,640	243,005
Cathay Biotech, Inc. Class A	11,874	83,702
Chengxin Lithium Group Co. Ltd. Class A (a)	16,500	108,971
China BlueChemical Ltd. Class H	292,000	74,843
China Kings Resources Group Co. Ltd. Class A	29,040	86,204
Chongqing Polycomp International Corp. Class A (a)	13,200	90,755
COFCO Biotechnology Co. Ltd. Class LT A (a)	187,300	117,269
Do-Fluoride New Materials Co. Ltd. Class A	26,944	199,381
Dongyue Group Ltd.	193,000	469,576
Fufeng Group Ltd.	160,000	96,505
Fujian Kuncai Material Technology Co. Ltd. Class A (a)	21,300	80,204
Ganfeng Lithium Group Co. Ltd. Class A	54,908	529,019
Ganfeng Lithium Group Co. Ltd. Class H (c)	31,360	201,147
Global New Material International Holdings Ltd. (a) (b)	140,000	120,861
Grace Fabric Technology Co. Ltd. Class A	4,800	187,623
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,580	201,386
Hangjin Technology Co. Ltd. Class A (a)	22,800	48,771
Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,800	72,064
Haohua Chemical Science & Technology Co. Ltd. Class A	16,900	187,673
Hengli Petrochemical Co. Ltd. Class A	66,890	174,517
Hoshine Silicon Industry Co. Ltd. Class A	7,900	56,166
Huabao International Holdings Ltd. (b)	146,000	56,039
Huapont Life Sciences Co. Ltd. Class A	225,704	130,674
Hubei Feilihua Quartz Glass Co. Ltd. Class A (a)	10,800	212,770
Security Description	Shares	Value
Hubei Xingfa Chemicals Group Co. Ltd. Class A	27,400	$189,596
Inner Mongolia Berun Chemical Co. Ltd. Class A (a)	88,000	74,673
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (a)	237,850	156,277
Jiangsu Cnano Technology Co. Ltd. Class A	7,184	40,429
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	91,500	154,342
Jiangsu Yoke Technology Co. Ltd. Class A	14,700	486,174
Jinan Shengquan Group Share Holding Co. Ltd. Class A	26,800	250,983
KBC Corp. Ltd. Class A (a)	3,348	24,390
LB Group Co. Ltd. Class A	57,926	140,634
Levima Advanced Materials Corp. Class A	15,700	59,904
Lumena Newmat (a) (b) (d)	89,113	—
Ningbo Shanshan Co. Ltd. Class A (a)	30,758	61,398
Ningxia Baofeng Energy Group Co. Ltd. Class A	99,300	297,403
Peric Special Gases Co. Ltd. Class A	2,127	109,668
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	65,492	291,279
Rongsheng Petrochemical Co. Ltd. Class A	58,760	93,057
Sanwei Holding Group Co. Ltd. Class A (a)	42,610	63,024
Satellite Chemical Co. Ltd. Class A	55,636	192,529
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	8,241	60,982
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	46,008	162,126
Shandong Sinocera Functional Material Co. Ltd. Class A	24,600	373,929
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	6,110	41,765
Shanghai Putailai New Energy Technology Group Co. Ltd.	35,606	151,750
Shenzhen Capchem Technology Co. Ltd. Class A	5,700	77,968
Shenzhen Dynanonic Co. Ltd. Class A (a)	5,760	56,429
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	12,944	97,671
Shenzhen Senior Technology Material Co. Ltd. Class A	26,779	73,851
Sichuan Development Lomon Co. Ltd. Class A	48,900	66,060
Sichuan Lutianhua Co. Ltd. Class A (a)	80,800	38,210
Sichuan Yahua Industrial Group Co. Ltd. Class A	24,338	73,036
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sinoma Science & Technology Co. Ltd. Class A	38,372	$508,763
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	705,999	98,130
Skshu Paint Co. Ltd. Class A	10,197	36,203
Sunresin New Materials Co. Ltd. Class A	13,500	117,041
Tianqi Lithium Corp. Class A (a)	20,900	188,802
Tianqi Lithium Corp. Class H (a) (b)	10,400	53,286
Tongkun Group Co. Ltd. Class A	53,304	170,011
Transfar Zhilian Co. Ltd. Class A	158,000	104,045
Wanhua Chemical Group Co. Ltd. Class A	39,332	396,391
Weihai Guangwei Composites Co. Ltd. Class A	15,560	65,674
Xinxiang Chemical Fiber Co. Ltd. Class A	193,600	180,823
Yunnan Energy New Material Group Co. Ltd. Class A (a)	15,307	150,883
Yunnan Yuntianhua Co. Ltd. Class A	27,300	122,263
Zangge Mining Co. Ltd. Class A	19,400	198,116
Zhejiang Juhua Co. Ltd. Class A	65,800	513,857
Zhejiang NHU Co. Ltd. Class A	73,404	307,328
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	15,700	175,526
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	16,400	57,139
Zibo Qixiang Tengda Chemical Co. Ltd. Class A (a)	13,100	9,051
		11,462,680
COMMERCIAL SERVICES & SUPPLIES — 0.1%
China Conch Environment Protection Holdings Ltd. (a)	314,000	11,812
China Everbright Environment Group Ltd.	494,925	287,789
Hongbo Co. Ltd. Class A (a)	9,900	15,051
Hui Lyu Ecological Technology Groups Co. Ltd. Class A	1,200	9,458
Shanghai M&G Stationery, Inc. Class A	31,964	97,145
Tuhu Car, Inc. (a) (b) (c)	34,300	55,548
Zhejiang Weiming Environment Protection Co. Ltd. Class A	34,080	77,217
		554,020
COMMUNICATIONS EQUIPMENT — 1.7%
Addsino Co. Ltd. Class A (a)	40,100	113,128
Advanced Fiber Resources Zhuhai Ltd. Class A	1,200	66,859
Beijing BDStar Navigation Co. Ltd. Class A (a)	5,300	24,790
BYD Electronic International Co. Ltd. (b)	127,000	338,794
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	7,500	281,604
Security Description	Shares	Value
CIG Shanghai Co. Ltd. Class H	1,100	$21,167
Comba Telecom Systems Holdings Ltd.	492,310	61,523
EverProX Technologies Co. Ltd. Class A	2,900	118,768
Fiberhome Telecommunication Technologies Co. Ltd. Class A (a)	17,700	191,915
Flaircomm Microelectronics, Inc. Class A	100	1,346
Fujian Star-net Communication Co. Ltd. Class A	61,100	172,553
Guangzhou Haige Communications Group, Inc. Co. Class A	46,736	87,923
Hengtong Optic-electric Co. Ltd. Class A	34,902	562,196
Hytera Communications Corp. Ltd. Class A (a)	8,656	9,806
Jiangsu Etern Co. Ltd. Class A	4,500	44,735
Kyland Technology Co. Ltd. Class A (a)	6,200	18,980
Shenzhen Sunway Communication Co. Ltd. Class A	4,300	75,541
Suzhou TFC Optical Communication Co. Ltd. Class A	11,592	516,893
T&S Communications Co. Ltd. Class A (a)	1,600	58,152
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	15,200	28,864
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	10,700	860,508
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	28,000	911,904
Yealink Network Technology Corp. Ltd. Class A	16,180	80,614
Zhongji Innolight Co. Ltd. Class A	11,740	2,196,494
ZTE Corp. Class A (a)	56,836	303,019
ZTE Corp. Class H (b)	110,997	323,279
		7,471,355
CONSTRUCTION & ENGINEERING — 0.6%
China Communications Services Corp. Ltd. Class H	489,600	244,736
China Conch Venture Holdings Ltd.	287,000	398,182
China Energy Engineering Corp. Ltd. Class A	257,400	101,246
China National Chemical Engineering Co. Ltd. Class A	70,100	75,904
China Railway Group Ltd. Class A	203,978	125,308
China Railway Group Ltd. Class H	656,000	276,887
China State Construction Engineering Corp. Ltd. Class A	450,200	287,841
China State Construction International Holdings Ltd.	128,000	113,766
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
CSSC Science & Technology Co. Ltd. Class A	24,500	$30,643
L&K Engineering Suzhou Co. Ltd. Class A	900	36,066
Metallurgical Corp. of China Ltd. Class A	447,300	160,785
Metallurgical Corp. of China Ltd. Class H (b)	244,000	41,071
Power Construction Corp. of China Ltd. Class A	262,946	182,063
Shanghai Construction Group Co. Ltd. Class A	266,400	87,126
Shenzhen SED Industry Co. Ltd. Class A	25,600	94,095
Sichuan Road & Bridge Group Co. Ltd. Class A	71,300	82,140
Sinoma International Engineering Co. Class A	58,400	61,342
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	148,580	94,778
Xinte Energy Co. Ltd. Class H (a)	35,200	17,551
		2,511,530
CONSTRUCTION MATERIALS — 0.6%
Anhui Conch Cement Co. Ltd. Class A	30,400	75,910
Anhui Conch Cement Co. Ltd. Class H	201,000	429,833
BBMG Corp. Class H (b)	451,000	31,631
BBMG Jidong Cement Group Co. Ltd. Class A	3,390	1,668
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	43,372	75,843
China Jushi Co. Ltd. Class A	84,330	905,417
China National Building Material Co. Ltd. Class H	546,792	372,335
China Resources Building Materials Technology Holdings Ltd. (b)	289,163	37,980
CSG Holding Co. Ltd. Class A	189,717	144,216
Huaxin Building Materials Group Co. Ltd. Class A	66,136	151,992
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	46,500	178,725
		2,405,550
CONSUMER FINANCE — 0.1%
FinVolution Group ADR (b)	11,220	53,744
High Templar Tech Ltd. ADR (a)	24,970	63,923
LexinFintech Holdings Ltd. ADR	22,557	44,437
Lufax Holding Ltd. ADR (a)	41,105	54,259
Qfin Holdings, Inc. ADR	16,815	265,845
Yixin Group Ltd. (b) (c)	316,500	50,449
		532,657
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Alibaba Health Information Technology Ltd. (a) (b)	694,000	272,572
Security Description	Shares	Value
DingDong Cayman Ltd. ADR (a) (b)	18,289	$35,298
East Buy Holding Ltd. (a) (b) (c)	77,000	221,710
JD Health International, Inc. (a) (c)	153,050	640,925
Jiajiayue Group Co. Ltd. Class A	48,908	61,819
Laobaixing Pharmacy Chain JSC Class A	35,629	57,527
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	125,100	111,348
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	114,500	23,361
Sipai Health Technology Co. Ltd. (a)	9,600	1,640
Yifeng Pharmacy Chain Co. Ltd. Class A	25,456	67,428
		1,493,628
CONTAINERS & PACKAGING — 0.1%
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	56,412	295,523
DISTRIBUTORS — 0.0% *
Hong Kong Robotics Group Holding Ltd. (a)	318,000	14,193
Zhejiang China Commodities City Group Co. Ltd. Class A	99,062	148,272
		162,465
DIVERSIFIED CONSUMER SERVICES — 0.4%
China Chunlai Education Group Co. Ltd. (a)	7,000	830
China Education Group Holdings Ltd. (a) (b)	155,939	34,003
China Yuhua Education Corp. Ltd. (a) (c)	162,000	7,230
Fenbi Ltd. (a) (b)	76,500	3,951
Fu Shou Yuan International Group Ltd. (b)	256,000	86,182
Gaotu Techedu, Inc. ADR (a)	21,058	34,956
New Oriental Education & Technology Group, Inc.	184,400	843,692
Offcn Education Technology Co. Ltd. Class A (a)	29,200	7,743
TAL Education Group ADR (a)	62,625	599,321
Tianli International Holdings Ltd. (b)	176,000	24,912
Zhejiang Yasha Decoration Co. Ltd. Class A (a)	244,738	121,864
		1,764,684
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp. Ltd. Class H (c)	561,400	630,694
CITIC Telecom International Holdings Ltd.	122,000	38,426
		669,120
ELECTRICAL EQUIPMENT — 3.0%
Beijing Easpring Material Technology Co. Ltd. Class A	5,300	37,509
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Beijing Relpow Technology Co. Ltd. Class A (a)	3,000	$13,285
Changshu Tianyin Electromechanical Co. Ltd. Class A	3,500	24,234
CNGR Advanced Material Co. Ltd. Class A	9,101	58,658
Contemporary Amperex Technology Co. Ltd. Class A	52,660	3,048,896
Contemporary Amperex Technology Co. Ltd. Class H	19,900	1,781,397
Dajin Heavy Industry Co. Ltd. Class A	16,200	138,349
Dongfang Electric Corp. Ltd. Class A	113,200	479,783
Dongguan Dingtong Precision Metal Co. Ltd. Class A	1,134	62,363
Eve Energy Co. Ltd. Class A	35,800	342,969
Fangda Carbon New Material Co. Ltd. Class A	153,060	139,125
Far East Smarter Energy Co. Ltd. Class A (a)	9,500	46,842
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	38,635	59,762
GEM Co. Ltd. Class A	97,834	95,269
Ginlong Technologies Co. Ltd. Class A	5,850	77,865
Goldwind Science & Technology Co. Ltd. Class A	86,552	304,743
Goldwind Science & Technology Co. Ltd. Class H	66,960	89,826
Goneo Group Co. Ltd. Class A	9,547	55,063
GoodWe Technologies Co. Ltd. Class A (a)	2,986	47,733
Gotion High-tech Co. Ltd. Class A	32,924	133,432
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	2,434	15,777
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	4,700	57,365
Guoxia Technology Co. Ltd. Class H (a)	5,700	11,448
Hangzhou Zhongheng Electric Co. Ltd. Class A	2,900	22,985
Harbin Electric Co. Ltd. Class H	58,000	113,307
Henan Pinggao Electric Co. Ltd. Class A	55,400	144,131
Hoymiles Power Electronics, Inc. Class A (a)	2,699	33,606
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	800	8,942
Jiangsu Zhongli Group Co. Ltd. Class A (a)	1,100	447
Jiangsu Zhongtian Technology Co. Ltd. Class A	47,028	420,398
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	28,900	42,618
Security Description	Shares	Value
Jiujiang Defu Technology Co. Ltd. Class A	4,900	$103,840
JL Mag Rare-Earth Co. Ltd. Class A	30,920	140,525
Ming Yang Smart Energy Group Ltd. Class A	37,500	63,918
Nantong Jianghai Capacitor Co. Ltd. Class A	23,200	358,869
NARI Technology Co. Ltd. Class A	113,673	382,650
Ningbo Deye Technology Corp. Class A	9,811	153,467
Ningbo Orient Wires & Cables Co. Ltd. Class A	12,120	74,116
Ningbo Ronbay New Energy Technology Co. Ltd. Class A (a)	11,519	51,927
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,000	61,626
Ningbo Zhongda Leader Intelligent Transmission Co. Ltd. Class A (a)	1,950	21,942
Nuode New Materials Co. Ltd. Class A (a)	1,000	2,223
Pylon Technologies Co. Ltd. Class A	2,659	20,867
Qingdao TGOOD Electric Co. Ltd. Class A	41,600	231,840
RNBC New Energy Co. Ltd. Class A (a)	200	2,131
Shandong Sacred Sun Power Sources Co. Ltd. Class A	1,800	5,346
Shanghai Electric Group Co. Ltd. Class A (a)	253,600	261,520
Shanghai Electric Group Co. Ltd. Class H	362,000	156,026
Shanghai Electric Wind Power Group Co. Ltd. Class A (a)	18,712	23,762
Shanghai Liangxin Electrical Co. Ltd. Class A	26,250	42,190
Shanghai Moons' Electric Co. Ltd. Class A	9,700	87,054
Shenzhen Honor Electronic Co. Ltd. Class A	1,540	78,427
Shenzhen Kstar Science & Technology Co. Ltd. Class A	17,200	135,791
Shenzhen Megmeet Electrical Co. Ltd. Class A	17,500	431,003
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	1,000	12,868
Shijiazhuang Shangtai Technology Co. Ltd. Class A (a)	6,300	86,787
Sichuan Huafeng Technology Co. Ltd. Class A (a)	4,321	119,362
Sun King Technology Group Ltd.	10,000	3,698
Sungrow Power Supply Co. Ltd. Class A	27,340	640,484
Sunwoda Electronic Co. Ltd. Class A	27,200	76,094
TBEA Co. Ltd. Class A	85,808	284,426
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tech-Pro, Inc. (a) (b) (d)	4,481,396	$—
Tellhow Sci-Tech Co. Ltd. Class A	6,300	9,374
Time Interconnect Technology Ltd.	92,000	198,499
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	27,700	34,401
Wolong Electric Group Co. Ltd. Class A	12,900	62,904
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	47,300	68,288
Xuji Electric Co. Ltd. Class A	38,300	122,438
Zhejiang Chint Electrics Co. Ltd. Class A	55,286	204,187
Zhejiang HangKe Technology, Inc. Co. Class A	14,500	78,075
Zhejiang Huayou Cobalt Co. Ltd. Class A	31,750	225,730
Zhejiang Rongtai Electric Material Co. Ltd. Class A	5,200	50,820
Zhuhai CosMX Battery Co. Ltd. Class A	32,940	95,258
		13,172,880
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.4%
AAC Technologies Holdings, Inc.	121,745	662,902
Accelink Technologies Co. Ltd. Class A (a)	14,382	544,389
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	33,500	520,069
Beijing Highlander Digital Technology Co. Ltd. Class A (a)	2,100	6,902
Beijing Tricolor Technology Co. Ltd. Class A	2,100	41,644
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,500	62,778
BOE Technology Group Co. Ltd. Class A	544,000	695,628
Castech, Inc. Class A	21,990	298,945
Chaozhou Three-Circle Group Co. Ltd. Class A	30,000	737,625
China Railway Signal & Communication Corp. Ltd. Class A	224,397	157,356
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,800	106,805
Eoptolink Technology, Inc. Ltd. Class A	14,084	1,259,427
Foxconn Industrial Internet Co. Ltd. Class A	169,200	1,798,435
GoerTek, Inc. Class A	67,268	223,269
Goldenmax International Group Ltd. Class A	3,000	53,022
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	15,300	77,830
Hanwei Electronics Group Corp. Class A	4,100	23,073
Security Description	Shares	Value
Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,820	$128,027
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	27,024	121,345
Hgtech Co. Ltd. Class A	20,400	554,809
IRICO Display Devices Co. Ltd. Class A	111,200	276,689
Jiangsu Lettall Electronic Co. Ltd. Class A	200	5,268
Kingboard Holdings Ltd.	92,499	1,390,661
Kingboard Laminates Holdings Ltd. (b)	119,500	1,510,884
Lens Technology Co. Ltd. Class A	88,400	698,813
Lingyi iTech Guangdong Co. Class A	128,600	328,510
Linktel Technologies Co. Ltd. Class A	200	9,844
Luxshare Precision Industry Co. Ltd. Class A	96,251	998,243
Maxscend Microelectronics Co. Ltd. Class A (a)	7,853	126,772
Mloptic Corp. Class A	785	80,212
Nanya New Material Technology Co. Ltd. Class A	1,296	72,559
OFILM Group Co. Ltd. Class A (a)	94,500	131,699
Orbbec, Inc. Class A (a)	3,570	68,660
Q Technology Group Co. Ltd.	32,000	27,993
Raytron Technology Co. Ltd. Class A	14,666	334,220
RoboSense Technology Co. Ltd. (a) (b)	43,300	122,688
Sai Micro Electronics, Inc. Class A	15,700	98,229
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	6,447	101,340
Shannon Semiconductor Technology Co. Ltd. Class A	7,500	331,467
Shengyi Electronics Co. Ltd. Class A	6,823	133,083
Shengyi Technology Co. Ltd. Class A	33,400	853,206
Shennan Circuits Co. Ltd. Class A	8,516	574,466
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	56,418	423,467
Shenzhen Kaifa Technology Co. Ltd. Class A	45,900	434,589
Shenzhen Kinwong Electronic Co. Ltd. Class A	23,500	250,683
Shenzhen Zesum Technology Co. Ltd. Class A (a)	100	3,069
Sunny Optical Technology Group Co. Ltd.	105,300	819,084
SUPCON Technology Co. Ltd. Class A	19,128	331,105
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	22,994	888,697
TCL Technology Group Corp. Class A	398,554	341,718
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tianma Microelectronics Co. Ltd. Class A (a)	91,936	$134,220
Unisplendour Corp. Ltd. Class A	55,736	236,968
Universal Scientific Industrial Shanghai Co. Ltd. Class A	64,300	306,912
Victory Giant Technology Huizhou Co. Ltd. Class A	11,300	576,703
Victory Giant Technology Huizhou Co. Ltd. Class H (a)	4,800	213,862
Visionox Technology, Inc. Class A (a)	72,500	96,126
Wasion Holdings Ltd.	98,000	247,935
Wuhan Guide Infrared Co. Ltd. Class A (a)	185,953	363,249
Wuhan Jingce Electronic Group Co. Ltd. Class A	5,300	247,979
WUS Printed Circuit Kunshan Co. Ltd. Class A	31,102	700,116
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	1,047	32,112
XGD, Inc. Class A	18,500	57,342
Xiamen Faratronic Co. Ltd. Class A	4,700	132,110
Zhejiang Dahua Technology Co. Ltd. Class A	58,964	143,240
		23,331,072
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	550,000	58,212
China Oilfield Services Ltd. Class H	289,900	231,046
China Petroleum Engineering Corp. Class A	150,700	68,157
COFCO Capital Holdings Co. Ltd. Class A	59,000	71,534
Offshore Oil Engineering Co. Ltd. Class A (a)	111,268	82,451
Sinopec Oilfield Service Corp. Class H (a) (b)	804,000	57,413
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	17,912	402,413
		971,226
ENTERTAINMENT — 2.1%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	40,776	113,353
Beijing Enlight Media Co. Ltd. Class A	77,200	126,127
Boyaa Interactive International Ltd.	56,000	13,639
China Film Group Co. Ltd. Class A	55,760	106,131
China Star Entertainment Ltd. (a) (b)	40,000	33,614
CTEG (a) (b) (d)	1,980,400	—
Damai Entertainment Holdings Ltd. (a) (b)	2,540,000	147,372
DouYu International Holdings Ltd. ADR (a)	2,362	10,983
Security Description	Shares	Value
G-bits Network Technology Xiamen Co. Ltd. Class A	3,046	$160,835
Giant Network Group Co. Ltd. Class A	53,660	217,865
HUYA, Inc. ADR (b)	19,304	44,399
iDreamSky Technology Holdings Ltd. (a) (b) (c)	130,800	5,004
iQIYI, Inc. ADR (a) (b)	71,908	74,784
Kingnet Network Co. Ltd. Class A	48,000	114,909
Kingsoft Corp. Ltd.	149,400	422,554
Mango Excellent Media Co. Ltd. Class A	33,366	71,913
Maoyan Entertainment (c)	67,800	38,560
NetDragon Websoft Holdings Ltd.	58,000	52,734
NetEase Cloud Music, Inc. (a) (c)	10,050	131,872
NetEase, Inc.	226,400	5,843,288
Perfect World Co. Ltd. Class A	48,396	88,550
Ruyi Film Entertainment Co. Ltd. Class A (a)	68,376	96,701
Sohu.com Ltd. ADR (a)	5,457	66,139
Talkweb Information System Co. Ltd. Class A (a)	15,600	64,372
Tanwan, Inc. (a)	16,600	21,147
Tencent Music Entertainment Group ADR	69,762	582,513
XD, Inc. (a) (b)	32,800	186,125
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	31,600	47,391
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	104,600	52,238
		8,935,112
FINANCIAL SERVICES — 0.0% *
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd.	153,000	104,380
Yeahka Ltd. (a)	20,800	12,917
		117,297
FOOD PRODUCTS — 1.2%
Anjoy Foods Group Co. Ltd. Class A	5,692	67,242
China Feihe Ltd. (b) (c)	454,000	162,101
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	447,220	917,588
COFCO Joycome Foods Ltd. (a) (b)	259,000	32,036
Foshan Haitian Flavouring & Food Co. Ltd. Class A	65,973	322,284
Fujian Sunner Development Co. Ltd. Class A	48,300	107,871
Fujian Wanchen Food Group Co. Ltd. Class A	400	10,219
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Guangdong Haid Group Co. Ltd. Class A	26,320	$172,972
Health & Happiness H&H International Holdings Ltd.	23,500	30,506
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	14,000	101,205
Henan Shuanghui Investment & Development Co. Ltd. Class A	32,120	105,994
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	76,400	269,674
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	26,877	68,737
Muyuan Foods Group Co. Ltd. Class A	59,858	308,549
New Hope Liuhe Co. Ltd. Class A	80,196	74,076
Star Plus Legend Holdings Ltd. Class H (a) (b)	34,500	18,389
Tingyi Cayman Islands Holding Corp. (b)	293,844	366,460
Toly Bread Co. Ltd. Class A	60,480	32,788
Uni-President China Holdings Ltd. (b)	229,400	197,455
Want Want China Holdings Ltd.	633,933	274,040
Weilong Delicious Global Holdings Ltd.	50,800	46,576
Wens Foodstuff Group Co. Ltd. Class A	79,200	143,745
WH Group Ltd. (c)	1,149,683	1,215,355
Yihai International Holding Ltd.	66,000	107,138
Yihai Kerry Arawana Holdings Co. Ltd. Class A	17,700	60,651
		5,213,651
GAS UTILITIES — 0.4%
Beijing Enterprises Holdings Ltd.	61,500	210,802
China Gas Holdings Ltd.	417,337	275,668
China Resources Gas Group Ltd.	135,100	252,557
Chongqing Gas Group Corp. Ltd. Class A	81,800	54,831
ENN Energy Holdings Ltd.	40,100	206,891
ENN Natural Gas Co. Ltd. Class A	30,600	71,226
Kunlun Energy Co. Ltd.	553,400	453,754
		1,525,729
GROUND TRANSPORTATION — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	576,800	384,930
Canggang Railway Ltd. (a) (b)	268,000	17,429
China High Speed Railway Technology Co. Ltd. Class A (a)	341,930	117,368
Daqin Railway Co. Ltd. Class A	147,903	100,447
Full Truck Alliance Co. Ltd. ADR	99,657	809,215
Guangshen Railway Co. Ltd. Class H	510,000	133,320
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	17,400	32,170
		1,594,879
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
AK Medical Holdings Ltd. (c)	94,000	$61,492
Angelalign Technology, Inc. (c)	9,400	79,472
APT Medical, Inc. Class A	1,938	51,836
Autobio Diagnostics Co. Ltd. Class A	14,600	62,418
Intco Medical Technology Co. Ltd. Class A	25,960	149,802
iRay Group Class A	2,599	47,477
Jafron Biomedical Co. Ltd. Class A	6,455	14,644
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	25,370	95,904
Lifetech Scientific Corp. (a) (b)	306,000	53,848
Microport Cardioflow Medtech Corp. (a) (b) (c)	9,399	1,282
Microport Scientific Corp. (a) (b)	114,411	90,017
Ovctek China, Inc. Class A	16,100	24,975
Qingdao Haier Biomedical Co. Ltd. Class A	6,587	25,638
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	418,400	169,130
Shanghai Conant Optical Co. Ltd. Class H (b)	12,800	51,285
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a)	51,500	150,651
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,000	280,144
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	96,523
Sinocare, Inc. Class A (a)	22,100	45,418
Sonoscape Medical Corp. Class A	15,700	42,534
		1,594,490
HEALTH CARE PROVIDERS & SERVICES — 0.3%
160 Health International Ltd. (a)	7,250	8,912
Aier Eye Hospital Group Co. Ltd. Class A	142,845	173,821
Bright Eye Hospital Group Co. Ltd. Class A (a)	5,400	24,224
China Meheco Group Co. Ltd. Class A	26,222	33,801
China Resources Medical Holdings Co. Ltd. (b)	177,000	53,718
ClouDr Group Ltd. (a)	73,300	5,234
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	10,872
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,300	17,552
Gushengtang Holdings Ltd. (b)	14,400	47,339
Huadong Medicine Co. Ltd. Class A	36,038	149,291
Hygeia Healthcare Holdings Co. Ltd. Class C (a) (b) (c)	49,200	57,531
Jinxin Fertility Group Ltd. (b) (c)	323,000	81,141
Jointown Pharmaceutical Group Co. Ltd. Class A	105,982	73,226
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	107,552	$79,698
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	115,100	167,321
Sinopharm Group Co. Ltd. Class H	181,200	367,620
Topchoice Medical Corp. Class A (a)	9,929	49,557
		1,400,858
HEALTH CARE TECHNOLOGY — 0.0% *
Winning Health Technology Group Co. Ltd. Class A (a)	92,900	92,106
Yidu Tech, Inc. (a) (b) (c)	54,100	32,010
		124,116
HOTELS, RESTAURANTS & LEISURE — 3.2%
Atour Lifestyle Holdings Ltd. ADR	4,009	127,486
China Travel International Investment Hong Kong Ltd. (b)	906,000	118,997
Guming Holdings Ltd. (b)	72,400	195,170
H World Group Ltd.	206,900	880,151
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	531,000	22,345
Haidilao International Holding Ltd. (b) (c)	243,000	329,080
Helens International Holdings Co. Ltd.	71,500	15,773
Jiumaojiu International Holdings Ltd. (b) (c)	145,000	22,373
Meituan Class B (a) (c)	731,281	6,387,711
Mixue Group Class H (a) (b)	2,600	75,792
Nayuki Holdings Ltd. (a)	89,500	7,418
Shanghai Jinjiang International Hotels Co. Ltd. Class A	31,802	84,284
Songcheng Performance Development Co. Ltd. Class A	78,000	66,762
Tongcheng Travel Holdings Ltd.	144,507	220,942
TravelSky Technology Ltd. Class H (a)	147,000	151,460
Trip.com Group Ltd. (a)	76,475	3,038,697
Yum China Holdings, Inc.	50,190	2,051,265
		13,795,706
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A (a)	3,268	45,722
Chervon Holdings Ltd.	19,000	40,219
Ecovacs Robotics Co. Ltd. Class A (a)	5,300	39,625
Edifier Technology Co. Ltd. Class A	27,200	36,424
Gree Electric Appliances, Inc. of Zhuhai Class A	67,600	373,453
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	12,400	20,240
Haier Smart Home Co. Ltd. Class A	95,592	287,424
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	311,000	$792,367
Hangzhou GreatStar Industrial Co. Ltd.	31,900	146,154
Hangzhou Robam Appliances Co. Ltd. Class A	32,830	70,709
Hisense Home Appliances Group Co. Ltd. Class H	47,000	145,998
Hisense Visual Technology Co. Ltd. Class A	28,100	115,372
Jason Furniture Hangzhou Co. Ltd. Class A	19,440	64,036
Joyoung Co. Ltd. Class A	56,754	65,717
JS Global Lifestyle Co. Ltd. (a) (c)	122,000	20,536
KingClean Electric Co. Ltd. Class A (a)	26,960	104,774
Midea Group Co. Ltd. Class A	34,450	383,325
Midea Group Co. Ltd. Class H (b)	32,500	342,321
Oppein Home Group, Inc. Class A	14,600	64,762
Shenzhen MTC Co. Ltd. Class A	200,700	307,200
Sichuan Changhong Electric Co. Ltd. Class A	112,840	116,032
Skyworth Group Ltd. (a)	259,793	139,801
Zhejiang Supor Co. Ltd. Class A	3,065	17,881
Zhejiang Zhongjian Technology Co. Ltd. Class A	2,500	28,933
		3,769,025
HOUSEHOLD PRODUCTS — 0.0% *
Blue Moon Group Holdings Ltd. (b) (c)	140,000	52,486
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
Beijing Jingneng Clean Energy Co. Ltd. Class H (b)	338,000	77,582
CGN New Energy Holdings Co. Ltd.	164,000	44,963
CGN Power Co. Ltd. Class H (c)	1,765,000	603,184
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	440,000	69,574
China Longyuan Power Group Corp. Ltd. Class H	552,000	351,949
China National Nuclear Power Co. Ltd. Class A	234,744	312,277
China Power International Development Ltd.	646,000	225,711
China Resources Power Holdings Co. Ltd. (b)	288,092	621,587
China Three Gorges Renewables Group Co. Ltd. Class A	339,500	185,555
China Yangtze Power Co. Ltd. Class A	256,600	1,000,619
Concord New Energy Group Ltd. (b)	710,000	35,762
Datang International Power Generation Co. Ltd. Class H (b)	690,287	211,257
GCL Energy Technology Co. Ltd. Class A	50,800	122,135
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
GD Power Development Co. Ltd. Class A	222,756	$153,251
Guangdong Electric Power Development Co. Ltd. Class A (a)	91,800	92,098
Huadian Power International Corp. Ltd. Class H (b)	422,000	200,720
Huaneng Power International, Inc. Class A	60,100	67,201
Huaneng Power International, Inc. Class H (b)	624,129	436,139
SDIC Power Holdings Co. Ltd. Class A	86,744	170,089
Shanghai Electric Power Co. Ltd. Class A	50,700	112,559
Shenergy Co. Ltd. Class A	105,950	136,262
Sichuan Chuantou Energy Co. Ltd. Class A	83,682	174,687
Sichuan New Energy Power Co. Ltd. Class A	28,800	50,828
Xinyi Energy Holdings Ltd. (b)	317,216	36,001
Zhejiang Zheneng Electric Power Co. Ltd. Class A	233,512	180,948
		5,672,938
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	44,000	90,165
China Baoan Group Co. Ltd. Class A	37,892	34,777
CITIC Ltd.	781,000	1,056,664
CITIC Resources Holdings Ltd. (a)	938,000	58,610
		1,240,216
INSURANCE — 3.6%
China Life Insurance Co. Ltd. Class A	37,068	193,040
China Life Insurance Co. Ltd. Class H	996,040	3,386,159
China Pacific Insurance Group Co. Ltd. Class A	88,800	373,096
China Pacific Insurance Group Co. Ltd. Class H	348,600	1,194,888
China Reinsurance Group Corp. Class H	546,000	77,283
China Taiping Insurance Holdings Co. Ltd.	237,891	546,642
New China Life Insurance Co. Ltd. Class A	25,772	226,511
New China Life Insurance Co. Ltd. Class H	134,200	787,534
People's Insurance Co. Group of China Ltd. Class A	134,500	133,945
People's Insurance Co. Group of China Ltd. Class H	1,016,000	607,627
PICC Property & Casualty Co. Ltd. Class H	902,287	1,647,624
Ping An Insurance Group Co. of China Ltd. Class A	101,258	712,148
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	847,600	$5,517,687
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	84,400	96,863
		15,501,047
INTERACTIVE MEDIA & SERVICES — 11.9%
Autohome, Inc. ADR (b)	9,975	189,824
Baidu, Inc. Class A (a)	298,550	4,172,516
Bilibili, Inc. Class Z (a)	35,680	599,213
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	22,785	132,153
JOYY, Inc. ADR	6,181	407,884
Kanzhun Ltd. ADR	48,988	630,476
Kuaishou Technology (c)	366,600	1,944,716
Kunlun Tech Co. Ltd. Class A (a)	15,800	93,943
Meitu, Inc. (c)	423,000	202,275
So-Young International, Inc. ADR (a) (b)	13,369	19,786
Tencent Holdings Ltd.	787,115	43,139,489
Zhihu, Inc. ADR (a) (b)	12,601	39,441
		51,571,716
IT SERVICES — 0.4%
Beijing Teamsun Technology Co. Ltd. Class A	16,700	38,945
Beijing Ultrapower Software Co. Ltd. Class A	24,200	27,844
Bringspring Science & Technology Co. Ltd. Class A (a)	21,600	21,161
China TransInfo Technology Co. Ltd. Class A	70,948	75,045
Chinasoft International Ltd. (b)	458,000	169,369
Dawei Technology Guangdong Group Co. Ltd. Class A (a)	7,500	11,314
Digital China Group Co. Ltd. Class A	26,180	107,026
Digital China Holdings Ltd. (b)	154,000	36,133
GDS Holdings Ltd. Class A (a) (b)	146,100	526,121
Hand Enterprise Solutions Co. Ltd. Class A	14,700	33,004
Hydsoft Technology Co. Ltd. Class A	1,500	8,702
INESA Intelligent Tech, Inc. Class A	38,000	90,018
Isoftstone Information Technology Group Co. Ltd. Class A	15,700	98,183
Kingsoft Cloud Holdings Ltd. (a) (b)	306,000	181,055
Merit Interactive Co. Ltd. Class A (a)	3,900	12,295
Range Intelligent Computing Technology Group Co. Ltd. Class A	12,400	151,748
Shenzhen Forms Syntron Information Co. Ltd. Class A (a)	8,800	27,237
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shenzhen Xunce Technology Co. Ltd. Class H (a)	1,300	$20,191
Taiji Computer Corp. Ltd. Class A	17,544	36,158
Vnet Group, Inc. ADR (a) (b)	20,853	167,658
WellCell Holdings Co. Ltd. (a) (b)	195,200	9,708
		1,848,915
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	60,972	58,924
Bloks Group Ltd. (a) (b)	6,000	31,798
Guangdong Qunxing Toys Joint-Stock Co. Ltd. Class A (a)	38,500	32,443
Shanghai Yaoji Technology Co. Ltd. Class A	16,100	43,333
Zhejiang Cfmoto Power Co. Ltd. Class A	5,500	207,263
		373,761
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Genscript Biotech Corp. (a)	132,000	205,859
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	22,600	159,811
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	5,300	23,492
Joinn Laboratories China Co. Ltd. Class A	15,729	88,563
Maccura Biotechnology Co. Ltd. Class A (a)	10,400	12,655
Pharmaron Beijing Co. Ltd. Class A	45,600	194,344
Pharmaron Beijing Co. Ltd. Class H (c)	5,350	12,451
Shanghai Medicilon, Inc. Class A (a)	1,615	19,203
WuXi AppTec Co. Ltd. Class A	55,884	1,025,061
WuXi AppTec Co. Ltd. Class H (c)	35,500	695,781
Wuxi Biologics Cayman, Inc. (a) (c)	490,000	2,161,935
WuXi XDC Cayman, Inc. (a) (b)	16,000	116,398
XtalPi Holdings Ltd. (a) (b)	233,000	227,294
		4,942,847
MACHINERY — 2.5%
Anhui Heli Co. Ltd. Class A	27,700	66,761
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	15,400	18,694
China CSSC Holdings Ltd. Class A (a)	66,200	329,537
China International Marine Containers Group Co. Ltd. Class H (a) (b)	168,490	159,637
CIMC Enric Holdings Ltd.	124,000	113,532
CRRC Corp. Ltd. Class A	451,796	346,102
CRRC Corp. Ltd. Class H	255,000	146,001
Dongguan Yiheda Automation Co. Ltd. Class A	15,600	62,074
EFORT Intelligent Robot Co. Ltd. Class A (a)	2,484	7,465
First Tractor Co. Ltd. Class H (b)	146,000	124,552
Security Description	Shares	Value
Guangdong Dtech Technology Co. Ltd. Class A	1,500	$121,737
Guangdong Topstar Technology Co. Ltd. Class A	2,100	12,755
Haitian International Holdings Ltd.	107,000	255,832
Hangcha Group Co. Ltd. Class A	36,740	129,142
Han's Laser Technology Industry Group Co. Ltd. Class A	27,662	611,718
Hefei Meiya Optoelectronic Technology, Inc. Class A	56,022	118,267
Jiangsu Guofu Hydrogen Energy Equipment Co. Ltd. Class H (a)	5,550	8,733
Jiangsu Hengli Hydraulic Co. Ltd. Class A	25,596	405,584
Keda Industrial Group Co. Ltd. Class A	38,100	77,457
Leader Harmonious Drive Systems Co. Ltd. Class A (a)	3,364	207,083
Lonking Holdings Ltd.	654,000	216,831
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	5,400	21,320
North Industries Group Red Arrow Co. Ltd. Class A	21,200	65,805
RoboTechnik Intelligent Technology Co. Ltd. Class A	1,500	136,786
RongFa Nuclear Equipment Co. Ltd. Class A (a)	59,528	52,004
SanFeng Intelligent Equipment Group Co. Ltd. Class A (a)	10,096	10,664
Sany Heavy Equipment International Holdings Co. Ltd.	153,000	129,548
Sany Heavy Industry Co. Ltd. Class A	145,692	370,884
Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (a)	2,000	8,256
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	22,185	152,301
Shenzhen Dobot Corp. Ltd. Class H (a)	4,600	15,333
Shenzhen Envicool Technology Co. Ltd. Class A	11,050	129,514
Shenzhen Han's CNC Technology Co. Ltd. Class A	1,700	90,322
Shenzhen Han's CNC Technology Co. Ltd. Class H (b)	500	11,585
Shenzhen Inovance Technology Co. Ltd. Class A	35,550	347,382
Siasun Robot & Automation Co. Ltd. Class A (a)	55,400	157,761
Sinotruk Hong Kong Ltd.	77,000	378,419
Suzhou Kematek, Inc. Class A	300	7,958
UBTech Robotics Corp. Ltd. Class H (a) (b)	37,500	491,581
Weichai Power Co. Ltd. Class H	349,680	1,520,532
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	24,400	146,371
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
XCMG Construction Machinery Co. Ltd. Class A	253,136	$301,690
Xiamen Voke Mold & Plastic Engineering Co. Ltd. Class A	260	4,804
Xi'an Bright Laser Technologies Co. Ltd. Class A	7,087	106,911
Yangzijiang Shipbuilding Holdings Ltd.	421,300	1,113,956
Yantai Eddie Precision Machinery Co. Ltd. Class A	9,100	31,437
Yutong Bus Co. Ltd. Class A	47,028	185,743
ZCZL Industrial Technology Group Co. Ltd. Class A	38,866	79,644
Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	2,200	19,760
Zhejiang Dingli Machinery Co. Ltd. Class A	13,800	86,402
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	48,584	313,706
Zhuzhou CRRC Times Electric Co. Ltd. Class H	94,300	481,718
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (b)	361,600	318,162
		10,827,753
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	131,400	85,174
COSCO Shipping Holdings Co. Ltd. Class A	43,100	84,193
COSCO Shipping Holdings Co. Ltd. Class H (b)	400,577	664,559
COSCO Shipping Specialized Carriers Co. Ltd. Class A	92,400	106,312
Hainan Strait Shipping Co. Ltd. Class A	84,800	78,329
LC Logistics, Inc.	20,600	11,611
Orient Overseas International Ltd. (b)	16,500	256,693
Shanghai Zhonggu Logistics Co. Ltd. Class A	60,000	86,712
SITC International Holdings Co. Ltd.	184,000	736,277
Xingtong Shipping Co. Ltd. Class A	24,800	45,778
		2,155,638
MEDIA — 0.3%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	78,480	159,087
China Literature Ltd. (a) (c)	70,400	169,849
China Publishing & Media Co. Ltd. Class A	42,500	29,114
China Science Publishing & Media Ltd. Class A	15,500	39,526
China South Publishing & Media Group Co. Ltd. Class A	25,522	36,997
Security Description	Shares	Value
COL Global Co. Ltd. Class A (a)	17,200	$59,774
Focus Media Information Technology Co. Ltd. Class A	117,400	83,709
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	29,996	38,843
Leo Group Co. Ltd. Class A	58,276	40,779
Mobvista, Inc. (a) (c)	75,000	96,882
NanJi E-Commerce Co. Ltd. Class A	160,792	64,904
People.cn Co. Ltd. Class A	17,792	38,766
Qunabox Group Ltd. (a) (b)	11,600	12,322
Shandong Publishing & Media Co. Ltd. Class A	48,413	45,646
Southern Publishing & Media Co. Ltd. Class A	28,700	45,917
Wasu Media Holding Co. Ltd. Class A	129,600	120,474
Xinhua Winshare Publishing & Media Co. Ltd. Class H	59,000	63,950
Xinhuanet Co. Ltd. Class A	19,770	49,600
		1,196,139
METALS & MINING — 3.7%
Aluminum Corp. of China Ltd. Class H	780,000	742,000
Angang Steel Co. Ltd. Class H (a)	485,435	68,711
Anhui Honglu Steel Construction Group Co. Ltd. Class A (a)	27,130	69,224
Anhui Tongguan Copper Foil Group Co. Ltd. Class A	5,600	136,180
Baiyin Nonferrous Group Co. Ltd. Class A	37,900	28,364
Baoshan Iron & Steel Co. Ltd. Class A	267,952	214,346
Chifeng Jilong Gold Mining Group Ltd. Class H	23,400	68,570
China Gold International Resources Corp. Ltd.	30,000	468,627
China Hongqiao Group Ltd.	352,000	900,418
China Nonferrous Mining Corp. Ltd.	155,000	222,359
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	68,208	482,822
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	20,700	169,217
China Tungsten & Hightech Materials Co. Ltd. Class A (a)	15,700	221,391
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	591,900	101,150
Citic Pacific Special Steel Group Co. Ltd. Class A	48,900	90,913
CMOC Group Ltd. Class A	239,170	618,361
CMOC Group Ltd. Class H	435,000	842,037
Guangdong HEC Technology Holding Co. Ltd. Class A (a)	62,600	309,680
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Guangdong Hongda Holdings Group Co. Ltd. Class A	36,200	$156,202
Guocheng Mining Co. Ltd. Class A	34,300	172,965
Hangzhou Iron & Steel Co. Class A	14,100	12,733
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	45,500	142,104
Hunan Valin Steel Co. Ltd. Class A	111,894	57,200
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	874,900	287,423
Inner Mongolia ERDOS Resources Co. Ltd. Class A	43,020	67,940
JCHX Mining Management Co. Ltd. Class A (a)	15,300	133,052
Jiangxi Copper Co. Ltd. Class H	209,000	824,055
Jinduicheng Molybdenum Co. Ltd. Class A	60,000	248,468
Lingbao Gold Group Co. Ltd. Class H (b)	92,400	144,809
Maanshan Iron & Steel Co. Ltd. Class A (a)	393,232	144,826
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	17,888
MMG Ltd. (a) (b)	584,000	516,824
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	247,500	121,781
Shandong Gold Mining Co. Ltd. Class A	111,092	377,890
Shandong Gold Mining Co. Ltd. Class H (c)	84,250	179,414
Shandong Nanshan Aluminum Co. Ltd. Class A	187,528	110,229
Shanjin International Gold Co. Ltd. Class A	48,852	122,346
Shanxi Meijin Energy Co. Ltd. Class A (a)	127,900	63,121
Shanxi Taigang Stainless Steel Co. Ltd. Class A	108,860	54,687
Shenghe Resources Holding Co. Ltd. Class A	36,400	159,639
Shougang Fushan Resources Group Ltd.	525,136	144,642
Sinomine Resource Group Co. Ltd. Class A	7,120	61,875
Tiangong International Co. Ltd.	90,000	40,742
Tianshan Aluminum Group Co. Ltd. Class A	74,700	118,081
Wanguo Gold Group Ltd.	89,000	88,296
Western Superconducting Technologies Co. Ltd. Class A	10,244	94,789
Xiamen Tungsten Co. Ltd. Class A	41,200	517,124
Xinxing Ductile Iron Pipes Co. Ltd. Class A	179,070	97,871
Xizang Zhufeng Resources Co. Ltd. Class A	17,160	38,527
Security Description	Shares	Value
YongXing Special Materials Technology Co. Ltd. Class A	5,270	$43,974
Youngy Co. Ltd. Class A	4,711	62,045
Yunnan Aluminium Co. Ltd. Class A	52,170	170,160
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	2,200	38,950
Zhaojin Mining Industry Co. Ltd. Class H	227,500	475,478
Zhejiang Hailiang Co. Ltd. Class A	97,400	327,871
Zhongjin Gold Corp. Ltd. Class A	86,044	228,800
Zijin Mining Group Co. Ltd. Class A	213,696	791,443
Zijin Mining Group Co. Ltd. Class H	836,750	2,923,591
		16,134,225
OIL, GAS & CONSUMABLE FUELS — 2.6%
CGN Mining Co. Ltd.	445,000	138,459
China Coal Energy Co. Ltd. Class H	378,013	474,803
China Merchants Energy Shipping Co. Ltd. Class A	135,200	349,950
China Petroleum & Chemical Corp. Class A	409,380	268,980
China Petroleum & Chemical Corp. Class H	3,172,640	1,618,271
China Shenhua Energy Co. Ltd. Class A	76,974	442,703
China Shenhua Energy Co. Ltd. Class H (b)	440,700	2,254,625
China Suntien Green Energy Corp. Ltd. Class H (b)	353,000	139,543
COSCO Shipping Energy Transportation Co. Ltd. Class H (b)	253,800	447,594
Guanghui Energy Co. Ltd. Class A	139,132	101,254
Guizhou Panjiang Refined Coal Co. Ltd. Class A	109,231	73,378
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	46,500	158,379
Jizhong Energy Resources Co. Ltd. Class A	140,311	82,268
Oriental Energy Co. Ltd. Class A (a)	73,856	57,231
PetroChina Co. Ltd. Class A	402,352	514,498
PetroChina Co. Ltd. Class H	2,590,930	2,801,702
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,700	51,297
Shaanxi Coal Industry Co. Ltd. Class A	127,000	380,738
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	72,318	81,502
Shanxi Coking Coal Energy Group Co. Ltd. Class A	69,812	59,651
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	55,854	117,501
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sinopec Kantons Holdings Ltd. (b)	318,000	$142,333
United Energy Group Ltd. (a)	1,244,000	53,142
Yankuang Energy Group Co. Ltd. Class A	48,290	126,416
Yankuang Energy Group Co. Ltd. Class H	399,304	562,647
		11,498,865
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	402,000	147,122
Nine Dragons Paper Holdings Ltd. (a)	331,000	288,283
		435,405
PERSONAL CARE PRODUCTS — 0.1%
Bloomage Biotechnology Corp. Ltd. Class A	3,715	19,577
By-health Co. Ltd. Class A	38,100	50,740
Giant Biogene Holding Co. Ltd. (b) (c)	61,400	207,484
Hengan International Group Co. Ltd.	29,000	80,395
Mao Geping Cosmetics Co. Ltd. Class H	1,900	12,562
Yatsen Holding Ltd. ADR (a)	6,186	19,610
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,200	24,138
		414,506
PHARMACEUTICALS — 1.8%
Antengene Corp. Ltd. (a) (c)	60,000	27,008
ApicHope Pharmaceutical Group Co. Ltd. (a)	6,300	34,600
Asymchem Laboratories Tianjin Co. Ltd. Class A	12,700	303,094
Beijing Tong Ren Tang Co. Ltd. Class A	20,190	68,738
Belite Bio, Inc. ADR (a)	3,068	472,426
Changchun High-Tech Industry Group Co. Ltd. Class A	4,998	49,038
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	35,756	107,721
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd. (b)	198,300	259,948
China Resources Pharmaceutical Group Ltd. (c)	301,000	162,743
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,812	108,713
China Shineway Pharmaceutical Group Ltd.	117,000	110,106
Chongqing Taiji Industry Group Co. Ltd. Class A (a)	13,600	27,188
Consun Pharmaceutical Group Ltd.	153,000	245,438
Security Description	Shares	Value
CSPC Innovation Pharmaceutical Co. Ltd. Class A (a)	2,200	$8,825
CSPC Pharmaceutical Group Ltd.	1,172,240	1,041,885
Dong-E-E-Jiao Co. Ltd. Class A	15,284	102,134
Hansoh Pharmaceutical Group Co. Ltd. (c)	128,000	483,465
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (a)	5,900	20,356
Hua Medicine (a) (c)	96,500	26,088
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	80,578	617,749
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	23,100	63,807
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	96,504	133,923
Livzon Pharmaceutical Group, Inc. Class A	27,830	118,446
Luye Pharma Group Ltd. (a) (b) (c)	368,500	84,583
NH Health (a) (b) (d)	47,500	—
Ocumension Therapeutics (a) (c)	76,500	44,191
Regencell Bioscience Holdings Ltd. (a) (b)	3,895	23,721
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	25,900	54,066
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	45,296	149,941
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	51,000	98,266
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	10,438	62,677
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	58,396	77,253
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	38,660	181,625
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	26,832	59,293
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	36,414	206,639
Sihuan Pharmaceutical Holdings Group Ltd.	429,000	45,405
Simcere Pharmaceutical Group Ltd. (c)	146,000	183,383
Sino Biopharmaceutical Ltd.	1,552,250	872,912
SSY Group Ltd. (b)	294,332	79,569
Structure Therapeutics, Inc. ADR (a)	8,036	431,292
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	19,030	97,066
Tong Ren Tang Technologies Co. Ltd. Class H (b)	153,000	62,433
United Laboratories International Holdings Ltd. (b)	152,000	163,396
Yifan Pharmaceutical Co. Ltd. Class A	67,992	93,654
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yunnan Baiyao Group Co. Ltd. Class A	21,669	$151,217
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	6,000	96,594
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	47,454	100,669
		8,013,284
PROFESSIONAL SERVICES — 0.0% *
FESCO Group Co. Ltd. Class A	26,500	47,628
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
A-Living Smart City Services Co. Ltd. Class H (c)	157,750	32,789
Beijing Capital Development Co. Ltd. Class A (a)	93,100	45,809
Beijing North Star Co. Ltd. Class A (a)	399,800	94,237
C&D International Investment Group Ltd. (b)	89,021	153,249
China Jinmao Holdings Group Ltd.	1,108,718	173,899
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	133,425	126,388
China Overseas Grand Oceans Group Ltd. (b)	242,557	68,975
China Overseas Land & Investment Ltd.	502,362	772,564
China Overseas Property Holdings Ltd.	267,620	110,228
China Resources Land Ltd.	412,055	1,576,329
China Resources Mixc Lifestyle Services Ltd. (c)	110,400	516,379
China Vanke Co. Ltd. Class A (a)	150,898	65,801
China Vanke Co. Ltd. Class H (a) (b)	316,964	85,687
Country Garden Holdings Co. Ltd. (a)	554,000	11,798
Country Garden Services Holdings Co. Ltd.	347,000	215,048
Evergrande Property Services Group Ltd. (a) (c)	460,500	45,216
Gemdale Corp. Class A (a)	116,496	36,212
Grandjoy Holdings Group Co. Ltd. Class A (a)	187,300	58,497
Greater Bay Area AI Computing Tech Co. Ltd. (a) (b)	72,000	127,712
Green Development Electricity Group of Tianjin Co. Ltd. Class A	28,800	31,015
Greentown China Holdings Ltd. (a) (b)	173,500	149,560
Greentown Service Group Co. Ltd.	306,000	152,960
Hainan Airport Infrastructure Co. Ltd. Class A	198,100	79,964
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	50,776	56,850
Hopson Development Holdings Ltd. (a)	170,877	57,525
Security Description	Shares	Value
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	$—
KE Holdings, Inc. ADR (b)	98,672	1,433,704
Longfor Group Holdings Ltd. (b) (c)	276,549	210,884
Poly Developments & Holdings Group Co. Ltd. Class A	156,524	106,763
Poly Property Group Co. Ltd.	590,784	118,277
Poly Property Services Co. Ltd. Class H	10,600	34,819
Red Star Macalline Group Corp. Ltd. Class A (a)	135,560	40,740
RiseSun Real Estate Development Co. Ltd. Class A (a)	151,000	23,802
Seazen Group Ltd. (a) (b)	557,809	94,604
Seazen Holdings Co. Ltd. Class A (a)	49,720	75,151
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	92,400	124,144
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	88,600	81,969
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	24,716	135,632
Shenzhen Investment Ltd. (a) (b)	672,565	52,316
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	91,600	26,989
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	203,108	49,072
Shoucheng Holdings Ltd. (b)	308,000	60,091
Sino-Ocean Group Holding Ltd. (a)	1,186,712	7,566
SOHO China Ltd. (a)	324,500	14,690
Sunac China Holdings Ltd. (a) (b)	743,000	58,742
Sunac Services Holdings Ltd. (b) (c)	191,000	17,536
Xiangcai Co. Ltd. Class A (a)	71,900	79,759
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd.	192,200	92,872
Yuexiu Property Co. Ltd. (b)	244,900	104,305
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	—
		7,889,118
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
3peak, Inc. Class A	1,525	81,797
ACM Research Shanghai, Inc. Class A	3,335	212,245
Advanced Micro-Fabrication Equipment, Inc. China Class A	13,457	928,787
Amlogic Shanghai Co. Ltd. Class A	8,002	121,303
ASR Microelectronics Co. Ltd. Class A (a)	3,469	63,534
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Beijing Yandong Microelectronic Co. Ltd. Class A (a)	3,117	$38,416
Bestechnic Shanghai Co. Ltd. Class A	1,173	28,891
Biwin Storage Technology Co. Ltd. Class A	3,620	263,837
Black Sesame International Holding Ltd. (a) (b)	21,100	28,844
Brite Semiconductor Shanghai Co. Ltd. Class A	1,255	21,434
Cambricon Technologies Corp. Ltd. Class A	6,581	1,546,894
China Resources Microelectronics Ltd. Class A	12,722	182,827
Daqo New Energy Corp. ADR (a) (b)	8,664	116,011
Dosilicon Co. Ltd. Class A (a)	4,086	122,616
Flat Glass Group Co. Ltd. Class A	28,440	44,034
Flat Glass Group Co. Ltd. Class H (b)	47,000	38,357
Focuslight Technologies, Inc. Class A (a)	890	46,442
GalaxyCore, Inc. Class A	42,718	132,408
GCL Technology Holdings Ltd. (a)	2,951,000	259,650
GigaDevice Semiconductor, Inc. Class A	12,725	1,527,825
Goke Microelectronics Co. Ltd. Class A (a)	400	17,384
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	5,300	46,598
Hangzhou Chang Chuan Technology Co. Ltd. Class A	12,900	648,839
Hangzhou First Applied Material Co. Ltd. Class A	37,349	92,382
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	15,400	176,052
Hangzhou Silan Microelectronics Co. Ltd. Class A	15,942	128,372
Henan Shijia Photons Technology Co. Ltd. Class A	7,241	196,973
Hongyuan Green Energy Co. Ltd. Class A	4,724	11,615
Hua Hong Grace Semiconductor Ltd. Class A (a)	2,872	142,288
Hua Hong Grace Semiconductor Ltd. Class H (a) (c)	85,000	2,332,553
Hwatsing Technology Co. Ltd. Class A	7,618	361,574
Hygon Information Technology Co. Ltd. Class A	22,095	1,205,330
Ingenic Semiconductor Co. Ltd. Class A	5,400	198,005
InnoScience Suzhou Technology Holding Co. Ltd. Class H (a)	6,400	52,803
JA Solar Technology Co. Ltd. Class A (a)	49,478	59,041
JCET Group Co. Ltd. Class A	28,018	427,411
Security Description	Shares	Value
Jiangsu Pacific Quartz Co. Ltd. Class A	5,300	$64,501
Jinko Solar Co. Ltd. Class A (a)	88,254	61,757
JinkoSolar Holding Co. Ltd. ADR (b)	5,758	96,734
JoulWatt Technology Co. Ltd. Class A (a)	1,967	44,481
Kingsemi Co. Ltd. Class A	3,657	236,536
Konfoong Materials International Co. Ltd. Class A	4,700	255,218
LONGi Green Energy Technology Co. Ltd. Class A (a)	106,158	205,185
Loongson Technology Corp. Ltd. Class A (a)	6,030	137,398
Montage Technology Co. Ltd. Class A	19,952	910,891
Montage Technology Co. Ltd. Class H (a)	1,100	65,169
National Silicon Industry Group Co. Ltd. Class A (a)	41,567	244,270
NAURA Technology Group Co. Ltd. Class A	6,234	812,367
Nsing Technologies, Inc. Class A (a)	1,252	5,782
OmniVision Integrated Circuits Group, Inc.	14,640	204,567
Piotech, Inc. Class A	3,522	431,689
Productive Technologies Co. Ltd. (a)	472,000	19,862
Puya Semiconductor Shanghai Co. Ltd. Class A	903	101,980
Qingdao Gaoce Technology Co. Ltd. Class A (a)	19,760	38,658
Risen Energy Co. Ltd. Class A (a)	21,400	39,250
Rockchip Electronics Co. Ltd. Class A	7,100	197,018
Sanan Optoelectronics Co. Ltd. Class A	67,926	212,344
SG Micro Corp. Class A	11,772	248,828
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	27,800	56,722
Shanghai Biren Technology Co. Ltd. Class H (a)	10,000	78,041
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	9,319	97,871
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	53,000	209,917
Shanghai Iluvatar CoreX Semiconductor Co. Ltd. Class H (a)	1,600	155,878
Shenyang Fortune Precision Equipment Co. Ltd. Class A	747	33,702
Shenzhen Goodix Technology Co. Ltd. Class A	9,800	89,092
Shenzhen SC New Energy Technology Corp. Class A	5,300	55,124
Shenzhen Techwinsemi Technology Co. Ltd. Class A	1,600	222,251
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SICC Co. Ltd. Class H (a)	6,500	$83,798
Skyverse Technology Co. Ltd. Class A (a)	1,136	71,962
StarPower Semiconductor Ltd. Class A	9,360	210,890
Suzhou Centec Communications Co. Ltd. Class A (a)	2,467	141,736
Suzhou Everbright Photonics Co. Ltd. Class A (a)	2,044	151,162
Suzhou Maxwell Technologies Co. Ltd. Class A	4,734	196,990
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	72,650	128,647
Tianshui Huatian Technology Co. Ltd. Class A	48,600	159,733
TongFu Microelectronics Co. Ltd. Class A	35,300	394,551
Tongwei Co. Ltd. Class A (a)	67,700	120,779
Trina Solar Co. Ltd. Class A (a)	31,984	66,531
Unigroup Guoxin Microelectronics Co. Ltd. Class A	15,695	205,205
Vanchip Tianjin Technology Co. Ltd. Class A (a)	6,332	29,962
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	9,463	517,398
Wuhan Dr. Laser Technology Corp. Ltd. Class A	5,340	169,105
Wuxi Autowell Technology Co. Ltd. Class A	3,597	30,411
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	15,941	40,933
Xinyi Solar Holdings Ltd. (b)	720,382	189,235
Yuanjie Semiconductor Technology Co. Ltd. Class A	1,305	362,585
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	25,500	226,900
		21,034,968
SOFTWARE — 0.9%
360 Security Technology, Inc. Class A	96,700	123,795
Agora, Inc. ADR (a)	10,380	41,416
AInnovation Technology Group Co. Ltd. Class H (a) (c)	32,600	16,254
Beijing 51World Digital Twin Technology Co. Ltd. Class H (a)	12,000	138,561
Beijing Kingsoft Office Software, Inc. Class A	5,804	182,166
Beijing Shiji Information Technology Co. Ltd. Class A	60,702	64,655
Cango, Inc. Class A (a) (b)	27,000	5,522
CETC Cyberspace Security Technology Co. Ltd. Class A	33,112	62,927
China National Software & Service Co. Ltd. Class A (a)	16,100	66,696
Deepexi Technology Co. Ltd. Class H (a)	2,400	11,593
Security Description	Shares	Value
Dmall, Inc. (a)	17,900	$13,901
Empyrean Technology Co. Ltd. Class A	5,300	93,242
Genimous Technology Co. Ltd. Class A (a)	77,200	58,116
Geovis Technology Co. Ltd. Class A	4,982	30,437
GL-Carlink Technology Holding Ltd. (a)	5,500	2,097
Glory View Technology Co. Ltd. Class A	3,080	150,461
Horizon Robotics (a) (b)	1,281,000	666,469
Hundsun Technologies, Inc. Class A	31,219	97,456
Iflytek Co. Ltd. Class A	35,476	213,441
Jiangsu Hoperun Software Co. Ltd. Class A	16,700	94,743
Kingdee International Software Group Co. Ltd. (a)	440,000	332,158
Linklogis, Inc. Class B (c)	154,500	36,448
Marketingforce Management Ltd. (a) (b)	7,100	27,632
Ming Yuan Cloud Group Holdings Ltd.	153,000	23,607
NavInfo Co. Ltd. Class A (a)	79,532	75,806
Newborn Town, Inc. (a) (b)	52,000	50,063
Newland Digital Technology Co. Ltd. Class A	15,186	36,466
Phancy Group Co. Ltd. Class H (a) (b)	35,300	107,493
Pony AI, Inc. ADR (a) (b)	27,956	194,294
Qi An Xin Technology Group, Inc. Class A (a)	15,003	53,001
Sangfor Technologies, Inc. Class A	10,600	150,224
Shanghai Baosight Software Co. Ltd. Class A	59,485	145,733
Shanghai Stonehill Technology Co. Ltd. Class A	42,796	41,232
Shenzhen Fortune Trend Technology Co. Ltd. Class A	6,350	66,709
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	5,600	28,850
Shenzhen Intellifusion Technologies Co. Ltd. Class A (a)	3,852	46,340
Shenzhen Ysstech Info-tech Co. Ltd. Class A (a)	6,400	15,217
Thunder Software Technology Co. Ltd. Class A	8,900	81,015
Topsec Technologies Group, Inc. Class A	80,478	70,898
Transwarp Technology Shanghai Co. Ltd. Class A (a)	1,860	31,561
Tuya, Inc. ADR (b)	27,820	48,963
Venustech Group, Inc. Class A (a)	28,200	52,553
Weimob, Inc. (a) (b) (c)	287,000	41,355
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co. Ltd. Class A (a)	59,180	$80,034
		3,971,600
SPECIALTY RETAIL — 0.6%
ATRenew, Inc. ADR (b)	27,306	105,674
Beijing Caishikou Department Store Co. Ltd. Class A	56,700	114,436
China Meidong Auto Holdings Ltd. (a)	104,000	6,764
China Tourism Group Duty Free Corp. Ltd. Class A	28,000	221,550
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	15,300	92,790
China Yongda Automobiles Services Holdings Ltd.	175,000	15,621
EEKA Fashion Holdings Ltd.	22,500	13,858
HLA Group Corp. Ltd. Class A	98,120	75,599
Pop Mart International Group Ltd. (b) (c)	91,400	1,803,046
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (a)	152,261	92,191
Topsports International Holdings Ltd. (c)	342,000	75,883
XXF Group Holdings Ltd. (a) (b)	97,500	7,584
Zhongsheng Group Holdings Ltd. (a)	123,000	76,071
		2,701,067
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Anker Innovations Technology Co. Ltd. Class A	5,260	80,977
Canaan, Inc. ADR (a)	143,393	41,168
China Greatwall Technology Group Co. Ltd. Class A (a)	67,800	190,275
Founder Technology Group Corp. Class A (a)	31,100	63,410
Hengbao Co. Ltd. Class A (a)	13,700	20,808
IEIT Systems Co. Ltd. Class A	25,236	260,242
Legend Holdings Corp. Class H (c)	59,700	107,264
Lenovo Group Ltd.	934,000	2,741,717
Pantum Technology Co. Ltd. Class A (a)	18,368	44,269
Sharetronic Data Technology Co. Ltd. Class A	2,940	147,217
Shenzhen Longsys Electronics Co. Ltd. Class A	5,500	570,256
Shenzhen Transsion Holdings Co. Ltd. Class A	16,634	144,457
Tsinghua Tongfang Co. Ltd. Class A	82,896	83,653
Xiaomi Corp. Class B (a) (c)	2,253,600	6,218,770
		10,714,483
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
361 Degrees International Ltd. (b)	153,000	78,431
ANTA Sports Products Ltd.	163,600	1,482,237
Security Description	Shares	Value
Biem.L.Fdlkk Garment Co. Ltd. Class A	17,600	$53,516
Bosideng International Holdings Ltd.	532,000	290,353
China Dongxiang Group Co. Ltd.	1,163,000	45,232
Lao Feng Xiang Co. Ltd. Class A	18,900	89,516
Laopu Gold Co. Ltd. Class H (b)	7,300	322,457
Li Ning Co. Ltd.	354,207	664,868
Pak Tak International (a)	330,000	16,832
Shenzhou International Group Holdings Ltd.	115,300	578,702
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	800	1,520
Star Shine Holdings Group Ltd. (a)	67,500	129,112
Xtep International Holdings Ltd. (b)	228,295	109,460
Zhejiang Semir Garment Co. Ltd. Class A	114,440	84,970
		3,947,206
TOBACCO — 0.1%
RLX Technology, Inc. ADR	116,329	221,025
Smoore International Holdings Ltd. (b) (c)	289,000	258,705
		479,730
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	5,600	15,196
Bohai Leasing Co. Ltd. Class A (a)	329,376	197,490
COSCO Shipping Development Co. Ltd. Class H	710,500	78,823
Huitongda Network Co. Ltd. Class H (a) (c)	15,300	14,125
Jiangsu Guotai International Group Co. Ltd. Class A	115,786	123,326
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A (a)	73,700	86,751
Shanxi Coal International Energy Group Co. Ltd. Class A (a)	37,000	59,577
Xiamen C & D, Inc. Class A	86,420	100,959
ZKH Group Ltd. ADR (a)	10,792	24,390
		700,637
TRANSPORTATION INFRASTRUCTURE — 0.5%
Anhui Expressway Co. Ltd. Class H (b)	94,000	175,365
Beijing Capital International Airport Co. Ltd. Class H (a)	345,939	63,964
China Merchants Port Holdings Co. Ltd.	203,185	319,726
COSCO Shipping International Hong Kong Co. Ltd.	220,000	149,527
COSCO Shipping Ports Ltd.	163,684	93,509
Guangzhou Baiyun International Airport Co. Ltd. Class A (a)	60,382	64,581
Jiangsu Expressway Co. Ltd. Class H	260,795	304,957
Qingdao Port International Co. Ltd. Class H (c)	199,000	159,869
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai International Airport Co. Ltd. Class A	35,500	$120,809
Shanghai International Port Group Co. Ltd. Class A	245,494	170,703
Shenzhen Expressway Corp. Ltd. Class H (b)	114,000	92,892
Shenzhen International Holdings Ltd. (b)	293,436	199,065
Sichuan Expressway Co. Ltd. Class H (b)	308,000	168,884
Yuexiu Transport Infrastructure Ltd.	94,000	43,272
Zhejiang Expressway Co. Ltd. Class H	305,400	230,937
		2,358,060
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd. (b)	694,000	200,004
Chengdu Xingrong Environment Co. Ltd. Class A (a)	59,342	56,125
China Water Affairs Group Ltd. (b)	110,000	61,438
Chongqing Water Group Co. Ltd. Class A	47,700	27,125
Guangdong Investment Ltd.	438,000	433,417
Luenmei Quantum Co. Ltd. Class A (a)	51,100	42,081
		820,190
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	368,714	217,274
TOTAL COMMON STOCKS (Cost $593,780,837)		431,446,511
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	340,481	340,481
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	6,575,135	$6,575,135
TOTAL SHORT-TERM INVESTMENTS (Cost $6,915,616)		6,915,616
TOTAL INVESTMENTS — 100.8% (Cost $600,696,453)		438,362,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(3,438,824)
NET ASSETS — 100.0%		$434,923,303

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 9.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	12	07/17/2026	$857,550	$852,780	$(4,770)
MSCI China Net Total Return USD Index (long)	54	09/18/2026	1,655,273	1,539,554	(115,719)
					$(120,489)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$430,871,115	$575,396	$0 (a)	$431,446,511
Short-Term Investments	6,915,616	—	—	6,915,616
TOTAL INVESTMENTS	$437,786,731	$575,396	$0	$438,362,127
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(120,489)	$—	$—	$(120,489)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(120,489)	$—	$—	$(120,489)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,209,414	$1,209,414	$39,284,337	$40,153,270	$—	$—	340,481	$340,481	$37,415
State Street Navigator Securities Lending Portfolio II	4,254,739	4,254,739	58,041,580	55,721,184	—	—	6,575,135	6,575,135	174,826
Total		$5,464,153	$97,325,917	$95,874,454	$—	$—		$6,915,616	$212,241
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
ARGENTINA — 0.0% *
Vista Energy SAB de CV ADR (a)	102,585	$6,544,923
BRAZIL — 4.3%
Afya Ltd. Class A (b)	24,429	362,526
Allos SA	949,373	5,146,767
Ambev SA ADR (b)	5,174,246	16,247,132
Anima Holding SA	137,747	69,992
Auren Energia SA (a)	185,932	416,699
Axia Energia SA ADR (b)	1,812,449	19,139,461
Axia Energia SA Class C, ADR (a) (b)	468,757	4,945,386
Azzas 2154 SA	30,424	105,098
B3 SA - Brasil Bolsa Balcao	8,896,523	24,974,445
Banco Bradesco SA	1,522,990	4,640,221
Banco Bradesco SA ADR	8,792,289	30,509,243
Banco BTG Pactual SA	1,636,381	17,100,600
Banco do Brasil SA	4,651,580	17,892,939
Banco Santander Brasil SA	89,640	464,137
BB Seguridade Participacoes SA	1,020,759	7,724,791
Bradespar SA Preference Shares	1,008,873	4,303,735
Braskem SA Class A, ADR (a) (b)	319,404	779,346
Brava Energia	268,743	1,002,085
CI&T, Inc. Class A (a) (b)	43,472	145,196
Cia Brasileira de Distribuicao ADR (a)	599,700	267,643
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,310,626	24,684,737
Cia Energetica de Minas Gerais ADR (b)	6,955,686	14,606,941
Cia Siderurgica Nacional SA ADR (a) (b)	1,643,445	1,503,752
Cogna Educacao SA	3,725,715	1,619,579
Cosan SA (a)	2,448,559	1,750,339
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,191,978	5,301,314
Dexco SA (a)	1,475,192	1,416,494
Embraer SA	1,408,742	22,277,173
Eneva SA (a)	2,796,668	14,437,344
Engie Brasil Energia SA	315,061	2,120,108
Equatorial SA	924,252	6,953,385
Gerdau SA ADR (b)	3,067,474	12,392,595
Hapvida Participacoes e Investimentos SA (a) (c)	451,268	890,164
Hypera SA (d)	365,619	1,469,978
Inter & Co., Inc. BDR	183,487	987,280
IRB-Brasil Resseguros SA	46,267	492,530
Itau Unibanco Holding SA ADR	7,965,126	65,075,079
Itausa SA Preference Shares	9,946,053	25,710,872
Kepler Weber SA	105,746	137,291
Klabin SA	900,775	2,913,277
Security Description	Shares	Value
Localiza Rent a Car SA	1,059,040	$8,499,410
Lojas Renner SA	2,704,638	7,712,682
LWSA SA (c)	246,928	189,396
Magazine Luiza SA	500,615	452,647
Marcopolo SA Preference Shares	1,287,464	1,489,951
MBRF Global Foods Co. SA	670,831	2,336,785
Metalurgica Gerdau SA Preference Shares	4,372,988	7,781,223
Mills Locacao Servicos e Logistica SA	42,908	129,322
MMX Mineracao e Metalicos SA (a) (e)	20,968	—
Motiva Infraestrutura de Mobilidade SA	1,386,744	3,917,000
MRV Engenharia e Participacoes SA (a)	264,174	269,485
Natura Cosmeticos SA (a)	1,606,256	2,709,187
Nexa Resources SA (a)	37,105	454,165
NU Holdings Ltd. Class A (a)	4,730,247	63,196,100
OI SA ADR (a) (b)	208	—
Pagseguro Digital Ltd. Class A	306,315	2,772,151
Petroleo Brasileiro SA - Petrobras ADR (d)	2,871,492	42,038,643
Petroleo Brasileiro SA - Petrobras ADR (d)	2,407,140	38,899,382
PRIO SA (a)	979,346	9,867,347
Raia Drogasil SA	1,734,169	5,632,083
Rede D'Or Sao Luiz SA (c)	1,347,672	9,037,509
Rumo SA	1,539,923	3,995,627
Sendas Distribuidora SA	1,090,279	1,841,022
StoneCo Ltd. Class A	364,647	3,952,774
Suzano SA	542,312	4,164,820
Suzano SA ADR (b)	483,617	3,752,868
Telefonica Brasil SA	2,279,280	14,950,213
TIM SA ADR (b)	593,293	12,708,336
TOTVS SA	562,573	3,119,397
Ultrapar Participacoes SA	1,488,558	7,494,628
Uniao Pet Participacoes SA	219,454	137,372
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (a)	2,073,845	3,380,367
Vale SA	276,415	4,159,082
Vale SA ADR	4,479,474	67,371,289
Vibra Energia SA	1,420,399	8,202,499
VTEX Class A (a)	209,633	838,532
WEG SA	2,653,051	24,044,788
XP, Inc. BDR	72,303	1,172,002
YDUQS Participacoes SA	650,234	1,115,559
		736,763,317
CAYMAN ISLANDS — 0.0% *
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	56
CHILE — 0.6%
Banco de Chile	25,572,384	5,005,792
Banco Santander Chile	8,516,499	697,320
Cencosud SA	1,462,764	3,378,922
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Cia Sud Americana de Vapores SA	3,593,259	$170,682
Empresas Copec SA	1,140,375	7,112,387
Enel Americas SA	30,928,988	2,770,576
Enel Chile SA ADR (b)	2,536,929	11,416,180
Falabella SA	2,934,350	18,317,113
Latam Airlines Group SA	156,466,615	4,549,282
Parque Arauco SA	5,502,069	23,061,557
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	248,840	18,472,173
		94,951,984
CHINA — 26.4%
360 Security Technology, Inc. Class A	977,500	1,251,396
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,439,230	4,000,924
3peak, Inc. Class A	19,597	1,051,130
3S Industry Group, Inc. Class A	31,500	194,532
3SBio, Inc. (c)	2,206,000	4,751,224
AAC Technologies Holdings, Inc.	1,687,632	9,189,164
Abbisko Cayman Ltd. (a)	561,000	769,027
Accelink Technologies Co. Ltd. Class A (a)	45,100	1,707,129
ACM Research Shanghai, Inc. Class A	28,886	1,838,355
Acrobiosystems Co. Ltd. Class A	45,990	325,209
Addsino Co. Ltd. Class A (a)	623,800	1,759,836
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	2,156,208
Advanced Micro-Fabrication Equipment, Inc. China Class A	149,959	10,349,999
Advanced Technology & Materials Co. Ltd. Class A	312,500	1,129,751
AECC Aero Science & Technology Co. Ltd. Class A (a)	265,000	1,305,871
AECC Aviation Power Co. Ltd. Class A	450,100	2,542,256
Agora, Inc. ADR (a)	90,552	361,302
Agricultural Bank of China Ltd. Class A	11,519,700	10,301,205
Agricultural Bank of China Ltd. Class H	46,259,216	31,499,954
Aier Eye Hospital Group Co. Ltd. Class A	959,017	1,166,983
AIMA Technology Group Co. Ltd. Class A	249,314	716,576
Air China Ltd. Class H (a) (b)	6,039,443	3,265,376
Airtac International Group	82,669	3,464,383
AK Medical Holdings Ltd. (c)	334,000	218,491
Akeso, Inc. (a) (b) (c)	742,000	8,331,125
Alibaba Group Holding Ltd.	26,116,000	309,213,866
Alibaba Health Information Technology Ltd. (a) (b)	5,980,000	2,348,672
Security Description	Shares	Value
All Winner Technology Co. Ltd. Class A	96,626	$561,706
Alpha Group Class A (a)	988,700	955,491
Aluminum Corp. of China Ltd. Class H	12,821,495	12,196,856
Amlogic Shanghai Co. Ltd. Class A	53,911	817,242
An Hui Wenergy Co. Ltd. Class A (a)	609,900	680,162
Andon Health Co. Ltd. Class A	27,500	286,344
Angang Steel Co. Ltd. Class H (a) (b)	6,527,231	923,894
Angelalign Technology, Inc. (c)	19,000	160,634
Anhui Conch Cement Co. Ltd. Class A	297,800	743,623
Anhui Conch Cement Co. Ltd. Class H (b)	2,984,010	6,381,220
Anhui Construction Engineering Group Co. Ltd. Class A	960,400	615,460
Anhui Guangxin Agrochemical Co. Ltd. Class A (a)	1,074,864	1,516,971
Anhui Gujing Distillery Co. Ltd. Class A	35,900	422,042
Anhui Gujing Distillery Co. Ltd. Class B	316,800	2,090,576
Anhui Honglu Steel Construction Group Co. Ltd. Class A (a)	248,240	633,400
Anhui Huaheng Biotechnology Co. Ltd. Class A	33,650	80,010
Anhui Jiangnan Chemical Industry Co. Ltd. Class A (a)	1,025,400	678,263
Anhui Jinhe Industrial Co. Ltd. Class A	295,900	854,396
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,673,140	1,498,629
Anhui Yingjiagongjiu Co. Ltd. Class A	86,700	378,067
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	79,181	3,959,750
Anjoy Foods Group Co. Ltd. Class A	65,900	778,509
Anker Innovations Technology Co. Ltd. Class A	7,670	118,078
ANTA Sports Products Ltd.	1,996,106	18,084,982
Antengene Corp. Ltd. (a) (c)	1,313,000	591,030
Aoshikang Technology Co. Ltd. Class A	60,300	568,000
Aotecar New Energy Technology Group Co. Ltd. Class A	327,893	119,313
Apeloa Pharmaceutical Co. Ltd. Class A	613,900	1,506,714
APT Medical, Inc. Class A	32,982	882,176
Archermind Technology Co. Ltd. Class A (a)	13,650	57,110
Arcsoft Corp. Ltd. Class A	96,302	504,351
Ascentage Pharma Group International (a) (c)	232,300	983,462
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ascletis Pharma, Inc. (a) (b) (c)	714,000	$961,463
Asia - Potash International Investment Guangzhou Co. Ltd. Class A	51,100	307,820
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	614,779
ATRenew, Inc. ADR (b)	241,013	932,710
Autel Intelligent Technology Corp. Ltd. Class A	154,660	573,937
Autohome, Inc. ADR (b)	85,144	1,620,290
Avary Holding Shenzhen Co. Ltd. Class A	301,300	4,677,518
AVIC Chengdu UAS Co. Ltd. Class A	76,852	470,418
AviChina Industry & Technology Co. Ltd. Class H	6,557,000	2,416,426
Bafang Electric Suzhou Co. Ltd. Class A	36,566	150,617
Baidu, Inc. Class A (a)	3,403,209	47,563,036
Bank of China Ltd. Class A	4,528,600	3,816,086
Bank of China Ltd. Class H	113,087,074	71,958,799
Bank of Communications Co. Ltd. Class A	2,432,700	2,304,399
Bank of Communications Co. Ltd. Class H	37,285,841	32,046,030
Bank of Ningbo Co. Ltd. Class A	677,990	2,965,457
BBMG Corp. Class H (b)	2,484,000	174,215
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A (a)	251,006	796,504
Beijing Baination Pictures Co. Ltd. Class A (a)	290,800	206,919
Beijing BDStar Navigation Co. Ltd. Class A (a)	313,100	1,464,485
Beijing Capital International Airport Co. Ltd. Class H (a)	7,027,490	1,299,387
Beijing Certificate Authority Co. Ltd. Class A (a)	21,150	64,497
Beijing Changjiu Logistics Corp. Class A	225,200	175,834
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	54,478	116,051
Beijing Compass Technology Development Co. Ltd. Class A	38,570	520,877
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	95,508
Beijing Dabeinong Technology Group Co. Ltd. Class A	929,700	378,016
Beijing Easpring Material Technology Co. Ltd. Class A	400,500	2,834,417
Beijing Enterprises Holdings Ltd.	1,655,500	5,674,516
Beijing Enterprises Water Group Ltd. (b)	13,114,000	3,779,323
Beijing GeoEnviron Engineering & Technology, Inc. Class A	2,048,848	5,795,209
Beijing Hotgen Biotech Co. Ltd. Class A (a)	42,647	544,082
Security Description	Shares	Value
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	32,009	$2,476,123
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	119,813
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	300,200	138,425
Beijing Kingsoft Office Software, Inc. Class A	48,285	1,515,486
Beijing Oriental Jicheng Co. Ltd. Class A (a)	348,400	1,147,133
Beijing Relpow Technology Co. Ltd. Class A (a)	56,898	251,967
Beijing Shiji Information Technology Co. Ltd. Class A	652,046	694,504
Beijing Shougang Co. Ltd. Class A (a)	170,500	88,164
Beijing SL Pharmaceutical Co. Ltd. Class A	609,650	532,591
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	179,483	1,451,887
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	64,462	153,368
Beijing Tricolor Technology Co. Ltd. Class A	42,600	844,783
Beijing Ultrapower Software Co. Ltd. Class A	98,300	113,100
Beijing United Information Technology Co. Ltd. Class A	74,045	200,929
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	49,344	196,053
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	126,698
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	185,835
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	697,200	465,279
Bengang Steel Plates Co. Ltd. Class A (a)	573,500	181,648
Bestechnic Shanghai Co. Ltd. Class A	32,608	803,143
Bethel Automotive Safety Systems Co. Ltd. Class A	341,732	1,250,534
BGI Genomics Co. Ltd. Class A (a)	20,100	103,816
Biem.L.Fdlkk Garment Co. Ltd. Class A	364,863	1,109,424
Bilibili, Inc. Class Z (a)	344,496	5,785,493
Bio-Thera Solutions Ltd. Class A (a)	224,431	556,118
Blue Sail Medical Co. Ltd. Class A (a)	272,900	204,233
Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,439,960	2,918,952
BMC Medical Co. Ltd. Class A	14,308	81,489
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
BOE Technology Group Co. Ltd. Class A	2,355,900	$3,012,553
BOE Technology Group Co. Ltd. Class B	1,949,900	1,481,934
Bosideng International Holdings Ltd.	6,460,000	3,525,711
Brilliance China Automotive Holdings Ltd.	404,000	98,398
B-Soft Co. Ltd. Class A (a)	572,619	269,944
BYD Co. Ltd. Class A	917,509	10,772,756
BYD Co. Ltd. Class H	5,031,865	46,487,668
BYD Electronic International Co. Ltd. (b)	1,574,500	4,200,246
C*Core Technology Co. Ltd. Class A (a)	110,095	701,150
Caitong Securities Co. Ltd. Class A	348,440	444,020
CALB Group Co. Ltd. Class H (a) (c)	98,800	295,315
Cambricon Technologies Corp. Ltd. Class A	74,826	17,588,189
Canaan, Inc. ADR (a) (b)	198,278	56,926
Canmax Technologies Co. Ltd. Class A (a)	41,080	565,909
CanSino Biologics, Inc. Class A (a)	12,621	94,806
CanSino Biologics, Inc. Class H (a) (c)	34,400	97,734
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	536,500	975,573
Castech, Inc. Class A	301,680	4,101,212
CECEP Wind-Power Corp. Class A	1,574,180	899,796
Central China Land Media Co. Ltd. Class A	81,100	136,561
Central China Securities Co. Ltd. Class A	1,006,000	591,329
CETC Chips Technology, Inc. Class A (a)	337,600	851,958
CETC Digital Technology Co. Ltd. Class A	407,868	874,861
CETC Potevio Science&Technology Co. Ltd. Class A	677,181	1,817,654
CGN New Energy Holdings Co. Ltd.	364,000	99,795
CGN Nuclear Technology Development Co. Ltd. Class A (a)	616,400	588,431
CGN Power Co. Ltd. Class H (c)	23,256,000	7,947,677
Changchun High-Tech Industry Group Co. Ltd. Class A	12,025	117,982
Changchun UP Optotech Co. Ltd. Class A	73,703	621,068
Changjiang Securities Co. Ltd. Class A	960,100	1,379,048
Security Description	Shares	Value
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	28,300	$377,806
Chengdu ALD Aviation Manufacturing Corp. Class A	301,800	1,157,315
Chengdu Guoguang Electric Co. Ltd. Class A (a)	15,241	137,726
Chengdu Hongqi Chain Co. Ltd. Class A	1,997,986	1,224,458
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	68,639
Chengdu RML Technology Co. Ltd. Class A	86,072	424,020
Chengdu Xuguang Electronics Co. Ltd. Class A	744,700	5,002,699
China Baoan Group Co. Ltd. Class A	668,500	613,547
China Cinda Asset Management Co. Ltd. Class H (b)	21,147,000	2,507,853
China CITIC Bank Corp. Ltd. Class H	16,288,208	13,812,279
China Coal Energy Co. Ltd. Class H	6,620,750	8,315,987
China Communications Services Corp. Ltd. Class H	152,000	75,980
China Conch Environment Protection Holdings Ltd. (a)	2,618,200	98,491
China Conch Venture Holdings Ltd.	3,335,200	4,627,231
China Construction Bank Corp. Class H	136,386,351	140,350,782
China CSSC Holdings Ltd. Class A (a)	341,900	1,701,945
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	3,026,000	478,477
China Education Group Holdings Ltd. (a) (b)	505,578	110,244
China Everbright Bank Co. Ltd. Class A	1,277,300	543,812
China Everbright Environment Group Ltd.	6,954,111	4,043,681
China Feihe Ltd. (b) (c)	3,625,000	1,294,304
China Galaxy Securities Co. Ltd. Class A	340,700	630,907
China Galaxy Securities Co. Ltd. Class H	6,659,400	6,250,047
China Gas Holdings Ltd. (b)	5,347,652	3,532,346
China Great Wall Securities Co. Ltd. Class A	299,100	367,486
China Greatwall Technology Group Co. Ltd. Class A (a)	350,300	983,090
China High Speed Railway Technology Co. Ltd. Class A (a)	1,602,800	550,166
China Hongqiao Group Ltd.	3,257,500	8,332,700
China International Capital Corp. Ltd. Class A	66,500	354,151
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China International Capital Corp. Ltd. Class H (c)	1,306,400	$3,498,371
China International Marine Containers Group Co. Ltd. Class H (a) (b)	320,960	304,096
China Jinmao Holdings Group Ltd.	984,333	154,389
China Jushi Co. Ltd. Class A	247,900	2,661,602
China Leadshine Technology Co. Ltd. Class A (a)	52,700	433,059
China Lesso Group Holdings Ltd.	3,235,000	1,468,570
China Life Insurance Co. Ltd. Class H	13,062,490	44,407,519
China Literature Ltd. (a) (c)	554,400	1,337,565
China Longyuan Power Group Corp. Ltd. Class H	6,468,000	4,123,922
China Medical System Holdings Ltd. (b)	3,335,000	4,371,791
China Mengniu Dairy Co. Ltd.	5,922,085	12,150,694
China Merchants Bank Co. Ltd. Class A	940,562	4,918,967
China Merchants Bank Co. Ltd. Class H	5,328,399	30,521,571
China Merchants Energy Shipping Co. Ltd. Class A	619,100	1,602,473
China Merchants Port Holdings Co. Ltd.	4,789,081	7,535,945
China Merchants Securities Co. Ltd. Class A	971,741	3,020,586
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	343,057	324,964
China Minsheng Banking Corp. Ltd. Class H	16,517,879	6,613,850
China National Accord Medicines Corp. Ltd. Class B	1,010,079	1,504,418
China National Building Material Co. Ltd. Class H	5,573,982	3,795,572
China National Gold Group Gold Jewellery Co. Ltd. Class A	247,500	249,396
China National Nuclear Power Co. Ltd. Class A	2,842,400	3,781,213
China National Software & Service Co. Ltd. Class A (a)	300,470	1,244,728
China Nonferrous Mining Corp. Ltd.	242,000	347,167
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	366,700	2,595,748
China Oilfield Services Ltd. Class H	5,868,422	4,677,047
China Overseas Land & Investment Ltd.	6,609,494	10,164,497
China Pacific Insurance Group Co. Ltd. Class A	655,638	2,754,684
China Pacific Insurance Group Co. Ltd. Class H	4,564,133	15,644,365
Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	40,933,492	$20,878,975
China Power International Development Ltd. (b)	10,459,511	3,654,537
China Publishing & Media Co. Ltd. Class A	259,400	177,697
China Railway Group Ltd. Class H (b)	13,326,487	5,624,890
China Rare Earth Nonferrous Metals Co. Ltd. Class A	51,200	766,416
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	293,700	2,400,915
China Resources Beer Holdings Co. Ltd.	2,082,930	5,652,189
China Resources Building Materials Technology Holdings Ltd. (b)	738,000	96,931
China Resources Gas Group Ltd.	966,800	1,807,345
China Resources Land Ltd.	5,026,320	19,228,340
China Resources Microelectronics Ltd. Class A	43,233	621,299
China Resources Mixc Lifestyle Services Ltd. (c)	601,200	2,812,022
China Resources Power Holdings Co. Ltd. (b)	5,087,155	10,976,041
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	46,574	154,309
China Science Publishing & Media Ltd. Class A	70,302	179,276
China Shenhua Energy Co. Ltd. Class H (b)	6,488,088	33,193,118
China Southern Airlines Co. Ltd. Class H (a) (b)	5,826,387	2,518,659
China Southern Power Grid Energy Storage Co. Ltd. Class A (d)	323,100	585,464
China Southern Power Grid Technology Co. Ltd. Class A	29,084	296,410
China State Construction Engineering Corp. Ltd. Class A	2,776,400	1,775,129
China State Construction International Holdings Ltd.	700,000	622,159
China Suntien Green Energy Corp. Ltd. Class A	370,000	381,011
China Taiping Insurance Holdings Co. Ltd.	2,662,235	6,117,466
China Testing & Certification International Group Co. Ltd. Class A	2,464,282	2,007,584
China Three Gorges Renewables Group Co. Ltd. Class A	3,045,500	1,664,526
China Tianying, Inc. Class A	1,320,100	939,317
China Tourism Group Duty Free Corp. Ltd. Class A	334,900	2,649,894
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Tower Corp. Ltd. Class H (c)	6,400,800	$7,190,855
China TransInfo Technology Co. Ltd. Class A	671,800	710,596
China Travel International Investment Hong Kong Ltd. (b)	17,444,000	2,291,151
China United Network Communications Ltd. Class A	2,901,600	1,709,841
China Vanke Co. Ltd. Class A (a)	1,012,400	441,471
China Vanke Co. Ltd. Class H (a) (b)	2,644,200	714,826
China Wafer Level CSP Co. Ltd. Class A	33,900	269,033
China World Trade Center Co. Ltd. Class A	298,500	834,639
China Yangtze Power Co. Ltd. Class A	3,068,200	11,964,534
China Yongda Automobiles Services Holdings Ltd.	1,734,000	154,781
China Zhenhua Group Science & Technology Co. Ltd. Class A	314,307	2,622,621
ChinaCache International Holdings Ltd. ADR (a) (e)	18,355	—
Chinasoft International Ltd. (b)	1,074,000	397,167
Chinese Universe Publishing & Media Group Co. Ltd. Class A	369,700	361,095
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	119,403	771,511
Chongqing Brewery Co. Ltd. Class A	27,511	167,384
Chongqing Changan Automobile Co. Ltd. Class A	340,652	359,822
Chongqing Changan Automobile Co. Ltd. Class B	4,819,010	2,003,299
Chongqing Chongbai Technology Group Co. Ltd. Class A	24,800	68,613
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	212,098	291,525
Chongqing Gas Group Corp. Ltd. Class A	301,900	202,364
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (a)	325,986	1,116,555
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,275,500	217,970
Chongqing Millison Technologies, Inc. Class A (a)	73,600	816,344
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	276,600	228,191
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	394,200	678,874
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	427,674
Chow Tai Seng Jewellery Co. Ltd. Class A	363,743	597,486
CIG Shanghai Co. Ltd. Class A	28,700	1,077,603
Security Description	Shares	Value
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	66,595	$5,389,898
CITIC Ltd.	9,632,961	13,033,036
Citic Pacific Special Steel Group Co. Ltd. Class A	327,050	608,039
CITIC Press Corp. Class A	44,200	146,313
CITIC Resources Holdings Ltd. (a)	4,048,000	252,934
CITIC Securities Co. Ltd. Class A	1,406,370	5,952,418
CITIC Securities Co. Ltd. Class H	3,575,225	12,427,954
CITIC Telecom International Holdings Ltd.	3,212,000	1,011,679
Client Service International, Inc. Class A (a)	556,450	545,957
CMOC Group Ltd. Class A	3,785,257	9,786,573
CMOC Group Ltd. Class H	4,092,000	7,920,959
CMST Development Co. Ltd. Class A	613,500	377,789
CNGR Advanced Material Co. Ltd. Class A	68,040	438,531
CNPC Capital Co. Ltd. Class A	258,900	251,348
COFCO Biotechnology Co. Ltd. Class LT A (a)	306,700	192,026
COL Global Co. Ltd. Class A (a)	87,100	302,694
Contemporary Amperex Technology Co. Ltd. Class A	633,027	36,650,846
Contemporary Amperex Technology Co. Ltd. Class H	150,000	13,427,611
CooTek Cayman, Inc. ADR (a)	225	13
COSCO Shipping Development Co. Ltd. Class H	16,154,709	1,792,210
COSCO Shipping Energy Transportation Co. Ltd. Class H (b)	4,846,000	8,546,258
COSCO Shipping Holdings Co. Ltd. Class A	742,600	1,450,630
COSCO Shipping Holdings Co. Ltd. Class H (b)	8,250,062	13,686,894
COSCO Shipping Ports Ltd.	6,502,986	3,715,021
Country Garden Services Holdings Co. Ltd.	2,988,000	1,851,771
CQ Pharmaceutical Holding Co. Ltd. Class A	1,334,900	985,246
CRRC Corp. Ltd. Class A	2,042,900	1,564,979
CSC Financial Co. Ltd. Class A	349,800	1,498,039
CSG Holding Co. Ltd. Class B	1,633,345	354,077
CSPC Pharmaceutical Group Ltd.	13,620,960	12,106,285
CStone Pharmaceuticals (a) (b) (c)	1,405,000	843,855
CTS International Logistics Corp. Ltd. Class A	680,490	506,257
Daan Gene Co. Ltd. Class A (a)	1,677,719	1,245,684
Dajin Heavy Industry Co. Ltd. Class A	59,100	504,718
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	945,000	$735,062
Daqo New Energy Corp. ADR (a) (b)	93,913	1,257,495
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	117,058
Datang Huayin Electric Power Co. Ltd. Class A (a)	1,477,300	1,399,387
Datang International Power Generation Co. Ltd. Class H (b)	17,934,000	5,488,565
Dazhong Transportation Group Co. Ltd. Class B	2,552,550	449,249
DHC Software Co. Ltd. Class A	276,200	290,523
Digital China Group Co. Ltd. Class A	509,040	2,081,005
Digital China Information Service Group Co. Ltd. Class A	300,900	456,581
DingDong Cayman Ltd. ADR (a) (b)	162,195	313,036
Do-Fluoride New Materials Co. Ltd. Class A	377,300	2,791,953
Dongfang Electric Corp. Ltd. Class A	764,845	3,241,690
Dongfang Electric Corp. Ltd. Class H (b)	603,600	1,640,993
Dongfang Electronics Co. Ltd. Class A	323,600	602,102
Dongguan Aohai Technology Co. Ltd. Class A	32,200	339,694
Dongguan Dingtong Precision Metal Co. Ltd. Class A	33,550	1,845,052
Dongguan Eontec Co. Ltd. Class A (a)	405,400	838,511
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	243,042
Dongguan Yutong Optical Technology Co. Ltd. Class A	330,750	1,272,228
Donghua Testing Technology Co. Ltd. Class A	80,800	403,286
Dongjiang Environmental Co. Ltd. Class A (a)	646,400	312,344
Dongyue Group Ltd.	2,754,000	6,700,585
Dosilicon Co. Ltd. Class A (a)	80,511	2,416,042
Double Medical Technology, Inc. Class A (a)	305,800	1,882,193
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	251,605
East Buy Holding Ltd. (a) (b) (c)	351,500	1,012,091
East Money Information Co. Ltd. Class A	1,327,988	3,987,094
Eastcompeace Technology Co. Ltd. Class A	304,000	655,203
Eastern Communications Co. Ltd. Class B	739,800	353,624
Easy Click Worldwide Network Technology Co. Ltd. Class A	54,210	271,210
Security Description	Shares	Value
Ecovacs Robotics Co. Ltd. Class A (a)	102,900	$769,325
EHang Holdings Ltd. ADR (a) (b)	46,764	306,304
Electric Connector Technology Co. Ltd. Class A	30,200	266,897
Empyrean Technology Co. Ltd. Class A	8,900	156,576
ENN Energy Holdings Ltd.	1,000,000	5,159,365
Eoptolink Technology, Inc. Ltd. Class A	138,215	12,359,532
Espressif Systems Shanghai Co. Ltd. Class A	87,707	1,652,840
Eve Energy Co. Ltd. Class A	312,399	2,992,827
Everbright Securities Co. Ltd. Class A	309,200	657,301
Everest Medicines Ltd. (a) (b) (c)	310,000	968,497
EverProX Technologies Co. Ltd. Class A	52,800	2,162,404
Far East Horizon Ltd.	6,196,000	4,227,032
FAW Jiefang Group Co. Ltd. Class A (a)	623,700	546,702
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	507,025
Fiberhome Telecommunication Technologies Co. Ltd. Class A (a)	30,400	329,617
Fibocom Wireless, Inc. Class A	76,168	207,700
FinVolution Group ADR (b)	62,905	301,315
First Capital Securities Co. Ltd. Class A	593,900	574,827
First Tractor Co. Ltd. Class A	328,600	512,651
Flat Glass Group Co. Ltd. Class A	353,100	546,712
Flat Glass Group Co. Ltd. Class H (b)	196,000	159,958
Focus Lightings Tech Co. Ltd. Class A	639,325	808,104
Focus Media Information Technology Co. Ltd. Class A	2,005,100	1,429,682
Focus Technology Co. Ltd. Class A	74,509	255,535
Focuslight Technologies, Inc. Class A (a)	44,474	2,320,733
Fortior Technology Shenzhen Co. Ltd. Class A	37,024	1,224,170
Foryou Corp. Class A	52,700	193,782
Foshan Haitian Flavouring & Food Co. Ltd. Class A	665,875	3,252,860
Foxconn Industrial Internet Co. Ltd. Class A	1,629,700	17,322,165
Fujian Apex Software Co. Ltd. Class A	16,080	62,918
Fujian Boss Software Development Co. Ltd. Class A	50,652	55,517
Fujian Funeng Co. Ltd. Class A	59,670	89,575
Fujian Fuxin Software Development JSC Ltd. Class A	11,227	98,294
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Fujian Mindong Electric Power Group Co. Ltd. Class A (a)	317,400	$463,849
Fujian Star-net Communication Co. Ltd. Class A	455,780	1,287,169
Fujian Sunner Development Co. Ltd. Class A	303,800	678,493
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	73,175
Fulin Precision Co. Ltd. Class A	538,696	1,594,343
Full Truck Alliance Co. Ltd. ADR	993,827	8,069,875
Fuyao Glass Industry Group Co. Ltd. Class A	796,254	5,916,772
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	1,122,972
Ganfeng Lithium Group Co. Ltd. Class A	742,237	7,151,193
Ganfeng Lithium Group Co. Ltd. Class H (c)	155,400	996,757
Gaona Aero Material Co. Ltd. Class A	67,340	170,036
Gaotu Techedu, Inc. ADR (a) (b)	315,149	523,147
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	770,909
GCL Energy Technology Co. Ltd. Class A	66,300	159,401
GCL System Integration Technology Co. Ltd. Class A (a)	886,800	415,443
GCL Technology Holdings Ltd. (a) (b)	23,935,000	2,105,974
GD Power Development Co. Ltd. Class A	2,421,800	1,666,147
GDS Holdings Ltd. Class A (a) (b)	1,421,600	5,119,323
Geely Automobile Holdings Ltd.	7,471,489	16,063,313
GEM Co. Ltd. Class A	1,083,800	1,055,380
Gemac Engineering Machinery Co. Ltd. Class A	219,200	278,037
Gemdale Corp. Class A (a)	253,300	78,736
GemPharmatech Co. Ltd. Class A	218,704	779,705
Genertec Universal Medical Group Co. Ltd. (c)	1,625,100	920,097
Genimous Technology Co. Ltd. Class A (a)	1,033,900	778,319
Genscript Biotech Corp. (a)	692,000	1,079,202
Getein Biotech, Inc. Class A	642,278	715,324
GF Securities Co. Ltd. Class H	3,991,800	8,648,336
Giant Biogene Holding Co. Ltd. (b) (c)	487,600	1,647,707
Giant Network Group Co. Ltd. Class A	664,300	2,697,128
Giantec Semiconductor Corp. Class A	43,815	1,372,285
GigaDevice Semiconductor, Inc. Class A	36,960	4,437,596
Ginlong Technologies Co. Ltd. Class A	24,650	328,098
Security Description	Shares	Value
GoerTek, Inc. Class A	665,400	$2,208,524
Goke Microelectronics Co. Ltd. Class A (a)	34,200	1,486,299
Goldwind Science & Technology Co. Ltd. Class A	1,344,674	4,734,489
GoodWe Technologies Co. Ltd. Class A (a)	35,839	572,907
Gotion High-tech Co. Ltd. Class A	244,144	989,452
Grandjoy Holdings Group Co. Ltd. Class A (a)	255,000	79,641
Great Wall Motor Co. Ltd. Class H	5,268,876	5,919,217
Gree Electric Appliances, Inc. of Zhuhai Class A	346,400	1,913,671
Green Development Electricity Group of Tianjin Co. Ltd. Class A	240,000	258,456
Greentown China Holdings Ltd. (a) (b)	1,641,000	1,414,574
Greentown Service Group Co. Ltd.	484,000	241,937
Gresgying Digital Energy Technology Co. Ltd. Class A (a)	1,729,800	1,325,127
Grinm Advanced Materials Co. Ltd. Class A	313,000	3,070,978
Guangdong Chj Industry Co. Ltd. Class A	569,100	768,805
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	252,300	506,235
Guangdong Dtech Technology Co. Ltd. Class A	45,200	3,668,338
Guangdong Electric Power Development Co. Ltd. Class B (a)	4,844,540	1,254,062
Guangdong Golden Dragon Development, Inc. Class A (a)	324,300	423,291
Guangdong Haid Group Co. Ltd. Class A	308,600	2,028,086
Guangdong Hongda Holdings Group Co. Ltd. Class A	308,800	1,332,462
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	384,822
Guangdong Huicheng Vacuum Technology Co. Ltd. Class A	39,900	1,696,632
Guangdong Investment Ltd.	7,312,229	7,235,722
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	61,497	398,625
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	1,105,500	3,594,341
Guangdong Provincial Expressway Development Co. Ltd. Class B	625,000	747,572
Guangdong Shunkong Development Co. Ltd. Class A	75,200	121,973
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	632,700	$1,032,751
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	314,400	1,138,009
Guanghui Energy Co. Ltd. Class A	1,566,100	1,139,737
Guanglian Aviation Industry Co. Ltd. Class A (a)	328,140	1,864,520
Guangshen Railway Co. Ltd. Class H	12,862,000	3,362,271
Guangxi Guiguan Electric Power Co. Ltd. Class A	622,700	805,437
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	383,900	3,467,995
Guangzhou Automobile Group Co. Ltd. Class H (a) (b)	7,028,090	1,864,108
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	579,100	1,709,659
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	552,903
Guangzhou Haige Communications Group, Inc. Co. Class A	1,278,300	2,404,816
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,922,282	51,476
Guangzhou Restaurant Group Co. Ltd. Class A	372,860	681,123
Guangzhou Tinci Materials Technology Co. Ltd. Class A	637,498	4,830,071
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	1,316,384	1,516,518
Guangzhou Zhujiang Brewery Co. Ltd. Class A	652,600	727,782
Guizhou Aviation Technical Development Co. Ltd. Class A	42,763	376,917
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	628,700	241,736
Guizhou Zhenhua E-chem, Inc. Class A (a)	42,152	79,796
Guocheng Mining Co. Ltd. Class A	314,400	1,585,432
Guosen Securities Co. Ltd. Class A	1,013,300	1,491,289
Guosheng Securities, Inc. Class A (a)	955,900	1,549,042
Guotai Haitong Securities Co. Ltd.	1,030,734	2,763,606
Guotai Haitong Securities Co. Ltd. Class H (c)	3,620,968	6,856,801
Guoyuan Securities Co. Ltd. Class A	309,110	341,077
H World Group Ltd.	2,356,060	10,022,655
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	4,656,000	195,928
Security Description	Shares	Value
Haidilao International Holding Ltd. (b) (c)	742,000	$1,004,844
Haier Smart Home Co. Ltd. Class A	1,245,674	3,745,464
Haier Smart Home Co. Ltd. Class H	3,230,800	8,231,443
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	29,400	258,484
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	236,100	436,514
Hainan Jinpan Smart Technology Co. Ltd. Class A	219,562	2,737,732
Haisco Pharmaceutical Group Co. Ltd. Class A	342,100	3,343,387
Haitian International Holdings Ltd.	189,000	451,891
Halo Microelectronics Co. Ltd. Class A (a)	252,322	711,468
Hangjin Technology Co. Ltd. Class A (a)	324,700	694,556
Hangzhou Alltest Biotech Co. Ltd. Class A	34,607	209,437
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A (a)	28,100	236,747
Hangzhou Chang Chuan Technology Co. Ltd. Class A	429,930	21,624,440
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	157,834
Hangzhou First Applied Material Co. Ltd. Class A	781,306	1,932,547
Hangzhou GreatStar Industrial Co. Ltd.	701,800	3,215,377
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	21,906	171,588
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	28,300	323,524
Hangzhou Onechance Tech Corp. Class A	69,000	263,680
Hangzhou Robam Appliances Co. Ltd. Class A	35,200	75,814
Hangzhou Silan Microelectronics Co. Ltd. Class A	289,700	2,332,793
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	101,956
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	292,122	2,065,683
Hansoh Pharmaceutical Group Co. Ltd. (c)	490,000	1,850,766
Hanwang Technology Co. Ltd. Class A (a)	43,100	98,734
Hanwei Electronics Group Corp. Class A	44,800	252,115
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	378,888
Harbin Boshi Automation Co. Ltd. Class A (a)	1,379,020	2,452,088
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Harbin Electric Co. Ltd. Class H	6,282,942	$12,274,172
HBM Holdings Ltd. (a) (b) (c)	1,223,000	1,628,161
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	661,915
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	238,505	410,743
Hefei Meiya Optoelectronic Technology, Inc. Class A	354,320	747,997
Hello Group, Inc. ADR	251,277	1,457,407
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	357,000	308,194
Henan Lingrui Pharmaceutical Co. Class A	698,500	1,994,244
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	302,600	945,068
Henan Shijia Photons Technology Co. Ltd. Class A	214,913	5,846,153
Henan Shuanghui Investment & Development Co. Ltd. Class A	292,640	965,695
Henan Zhongfu Industry Co. Ltd. Class A	963,600	797,795
Hengan International Group Co. Ltd.	1,589,500	4,406,466
Hengbao Co. Ltd. Class A (a)	469,400	712,951
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	296,300	1,330,469
Hengli Petrochemical Co. Ltd. Class A	965,200	2,518,222
Hesai Group ADR (a) (b)	102,017	1,858,750
HG Technologies Co. Ltd. Class A	42,600	81,209
Hgtech Co. Ltd. Class A	296,100	8,052,891
Hisense Home Appliances Group Co. Ltd. Class A	996,700	4,011,468
HitGen, Inc. Class A	70,209	332,117
Hithink RoyalFlush Information Network Co. Ltd. Class A	50,540	1,794,364
HOB Biotech Group Corp. Ltd. Class A	45,856	653,725
Hongbo Co. Ltd. Class A (a)	36,600	55,644
Hongli Zhihui Group Co. Ltd. Class A	620,600	953,574
Hongyuan Green Energy Co. Ltd. Class A	60,374	148,445
Hopson Development Holdings Ltd. (a)	682,959	229,916
Horizon Robotics (a) (b)	10,986,600	5,716,022
Hoshine Silicon Industry Co. Ltd. Class A	39,000	277,275
Hoymiles Power Electronics, Inc. Class A (a)	10,475	130,428
Hua Hong Grace Semiconductor Ltd. Class H (a) (c)	956,000	26,234,365
Hua Medicine (a) (b) (c)	2,002,000	541,216
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	274,700	157,018
Security Description	Shares	Value
Huada Automotive Technology Corp. Ltd. Class A	77,100	$494,085
Huadian Power International Corp. Ltd. Class H (b)	6,773,308	3,221,663
Huadong Medicine Co. Ltd. Class A	37,700	156,176
Huafon Chemical Co. Ltd. Class A	2,702,000	3,777,546
Huafu Fashion Co. Ltd. Class A	233,900	117,501
Huaibei Mining Holdings Co. Ltd. Class A	410,400	849,458
Huakai Yibai Technology Co. Ltd. Class A	46,900	122,294
Hualan Biological Engineering, Inc. Class A	601,827	1,080,771
Huaneng Power International, Inc. Class H (b)	12,288,416	8,587,107
Huangshan Tourism Development Co. Ltd. Class B	2,006,782	1,366,619
Huatai Securities Co. Ltd. Class A	1,016,600	3,088,140
Huatai Securities Co. Ltd. Class H (b) (c)	1,981,000	4,218,629
Huaxi Securities Co. Ltd. Class A	667,600	803,520
Huayu Automotive Systems Co. Ltd. Class A	319,761	731,098
Hubei Century Network Technology Co. Ltd. Class A	82,000	101,836
Hubei Feilihua Quartz Glass Co. Ltd. Class A (a)	25,694	506,196
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	66,640	321,616
Huizhou Desay Sv Automotive Co. Ltd. Class A	272,862	3,276,113
Hunan Gold Corp. Ltd. Class A	396,650	1,394,820
Hunan Kaimeite Gases Co. Ltd. Class A	457,800	1,419,666
Hunan Valin Steel Co. Ltd. Class A	2,003,600	1,024,233
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	501,325
Hunan Zhongke Electric Co. Ltd. Class A	51,300	108,978
Hundsun Technologies, Inc. Class A	944,910	2,949,712
HUYA, Inc. ADR (b)	48,731	112,081
Hwa Create Co. Ltd. Class A (a)	75,900	192,769
Hwatsing Technology Co. Ltd. Class A	79,137	3,756,093
Hygeia Healthcare Holdings Co. Ltd. Class C (a) (b) (c)	519,600	607,588
Hygon Information Technology Co. Ltd. Class A	147,941	8,070,500
Hymson Laser Technology Group Co. Ltd. Class A (a)	57,671	712,986
Hytera Communications Corp. Ltd. Class A (a)	1,010,300	1,144,550
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
HyUnion Holding Co. Ltd. Class A (a)	255,400	$199,037
IEIT Systems Co. Ltd. Class A	69,816	719,965
Iflytek Co. Ltd. Class A	363,900	2,189,404
IKD Co. Ltd. Class A	224,200	488,167
Imeik Technology Development Co. Ltd. Class A	34,120	438,312
ImmuneOnco Biopharmaceuticals Shanghai Class H (a) (b)	735,600	363,014
Industrial & Commercial Bank of China Ltd. Class A	6,140,305	6,395,397
Industrial & Commercial Bank of China Ltd. Class H	104,805,656	85,934,210
Industrial Bank Co. Ltd. Class A	1,901,700	4,639,386
Industrial Securities Co. Ltd. Class A	979,100	871,209
INESA Intelligent Tech, Inc. Class B	5,507,000	3,766,788
Infotmic Co. Ltd. Class A (a)	860,500	962,168
Ingenic Semiconductor Co. Ltd. Class A	35,700	1,309,035
Inmyshow Digital Technology Group Co. Ltd. Class A	189,000	123,067
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	4,919,400	1,616,126
Inner Mongolia Berun Chemical Co. Ltd. Class A (a)	266,900	226,480
Inner Mongolia ERDOS Resources Co. Ltd. Class A	301,460	476,083
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (a)	1,013,700	666,043
Inner Mongolia OJing Science & Technology Co. Ltd. Class A (a)	38,200	116,941
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	908,100	4,409,395
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	372,400	1,314,482
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,158,836	3,058,168
InnoCare Pharma Ltd. Class H (a) (c)	188,000	284,324
Innovent Biologics, Inc. (a) (c)	1,619,500	16,438,584
Intco Medical Technology Co. Ltd. Class A	56,700	327,186
InventisBio Co. Ltd. Class A (a)	497,021	1,317,970
iQIYI, Inc. ADR (a) (b)	573,272	596,203
iRay Group Class A	16,081	293,760
JA Solar Technology Co. Ltd. Class A (a)	581,564	693,970
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	1,148,100	699,807
Jade Bird Integrated Technologies Co. Ltd. Class A	95,097	118,661
Jason Furniture Hangzhou Co. Ltd. Class A	359,140	1,183,024
JCET Group Co. Ltd. Class A	76,700	1,170,048
Security Description	Shares	Value
JD Health International, Inc. (a) (c)	1,652,550	$6,920,351
JD Logistics, Inc. (a) (c)	1,967,000	2,947,220
JD.com, Inc. Class A	3,991,232	50,513,549
JF SmartInvest Holdings Ltd. (b)	124,000	483,853
Jiajiayue Group Co. Ltd. Class A	334,000	422,174
Jiangling Motors Corp. Ltd. Class A	300,600	718,287
Jiangsu Ankura Intelligent Power Co. Ltd. Class A (a)	38,100	297,425
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	1,135,080
Jiangsu Cai Qin Technology Co. Ltd. Class A	45,569	289,136
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	62,112
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	383,957	329,203
Jiangsu Cnano Technology Co. Ltd. Class A	44,723	251,682
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	994,300	1,677,185
Jiangsu Etern Co. Ltd. Class A	202,700	2,015,055
Jiangsu Expressway Co. Ltd. Class H	5,969,087	6,979,875
Jiangsu General Science Technology Co. Ltd. Class A (a)	387,700	208,472
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	162,010
Jiangsu Hengli Hydraulic Co. Ltd. Class A	312,051	4,944,638
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	972,316	7,454,232
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	548,480
Jiangsu Hoperun Software Co. Ltd. Class A	610,400	3,462,950
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	318,950	2,113,960
Jiangsu King's Luck Brewery JSC Ltd. Class A	229,900	803,024
Jiangsu Linyang Energy Co. Ltd. Class A	305,500	239,431
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	294,456	4,019,055
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A (a)	334,700	371,286
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	609,717
Jiangsu Shagang Co. Ltd. Class A	222,900	111,647
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	108,900
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	68,600	501,766
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Yanghe Distillery Co. Ltd. Class A	282,565	$1,588,075
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	140,792
Jiangsu Yinhe Electronics Co. Ltd. Class A (a)	207,900	179,171
Jiangsu Yoke Technology Co. Ltd. Class A	326,100	10,785,128
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	600,378	2,269,549
Jiangsu Zhongtian Technology Co. Ltd. Class A	897,500	8,023,026
Jiangxi Copper Co. Ltd. Class H	3,330,000	13,129,679
Jiangxi Ganneng Co. Ltd. Class A	254,200	361,752
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	204,249
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (a)	320,100	1,687,268
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	106,441
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	57,500	203,469
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	328,400	841,803
Jilin OLED Material Tech Co. Ltd. Class A	91,502	835,758
Jinan Acetate Chemical Co. Ltd. (b)	393,560	585,587
Jinbei Automotive Co. Ltd. Class A	759,700	349,184
Jinko Solar Co. Ltd. Class A (a)	515,103	360,451
JinkoSolar Holding Co. Ltd. ADR (b)	65,394	1,098,619
Jinlei Technology Co. Ltd. Class A	51,000	162,136
Jinxin Fertility Group Ltd. (b) (c)	1,462,000	367,269
JiuGui Liquor Co. Ltd. Class A	22,500	144,851
Jiujiang Defu Technology Co. Ltd. Class A	247,900	5,253,449
JL Mag Rare-Earth Co. Ltd. Class A	99,584	452,588
Joinn Laboratories China Co. Ltd. Class A	371,311	2,090,676
Jointo Energy Investment Co. Ltd. Hebei Class A	212,000	273,276
Jointown Pharmaceutical Group Co. Ltd. Class A	1,762,077	1,217,463
Jolywood Suzhou Sunwatt Co. Ltd. Class A (a)	101,300	108,792
Jones Tech PLC Class A	59,900	538,288
Joyoung Co. Ltd. Class A	632,856	732,800
JOYY, Inc. ADR	65,246	4,305,584
Kama Co. Ltd. Class B (a) (e)	1,693,400	—
Kanzhun Ltd. ADR	399,427	5,140,625
Security Description	Shares	Value
KE Holdings, Inc. ADR (b)	1,017,624	$14,786,077
Keboda Technology Co. Ltd. Class A	10,600	63,884
Keda Industrial Group Co. Ltd. Class A	257,500	523,497
KEDE Numerical Control Co. Ltd. Class A	57,626	554,103
Kehua Data Co. Ltd. Class A	50,460	315,561
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	369,061
Keshun Waterproof Technologies Co. Ltd. Class A	231,060	223,639
Kexing Biopharrm Co. Ltd. Class A	277,994	848,152
Keymed Biosciences, Inc. (a) (c)	140,500	1,267,574
Kingboard Holdings Ltd.	1,738,891	26,143,068
KingClean Electric Co. Ltd. Class A (a)	45,640	177,369
Kingdee International Software Group Co. Ltd. (a)	3,668,700	2,769,519
Kingnet Network Co. Ltd. Class A	984,700	2,357,303
Kingsemi Co. Ltd. Class A	30,512	1,973,526
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	668,935
Kingsoft Corp. Ltd.	1,327,200	3,753,776
Konfoong Materials International Co. Ltd. Class A	20,700	1,124,045
KPC Pharmaceuticals, Inc. Class A	319,600	367,719
KSEC Intelligent Technology Co. Ltd. Class A	40,800	78,078
Kuaishou Technology (c)	3,634,000	19,277,408
Kuang-Chi Technologies Co. Ltd. Class A	700,490	3,128,883
Kunlun Energy Co. Ltd.	7,916,152	6,490,759
Kunlun Tech Co. Ltd. Class A (a)	74,300	441,772
Kunshan Dongwei Technology Co. Ltd. Class A (a)	44,009	579,612
Kunshan Huguang Auto Harness Co. Ltd. Class A	251,500	631,714
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	727,847
Kweichow Moutai Co. Ltd. Class A	119,879	20,936,263
Kyland Technology Co. Ltd. Class A (a)	311,400	953,284
Laekna, Inc. (a)	552,500	473,448
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	138,500	144,458
Lao Feng Xiang Co. Ltd. Class A	27,600	130,722
Laobaixing Pharmacy Chain JSC Class A	48,754	78,719
Laopu Gold Co. Ltd. Class H (b)	47,300	2,089,341
LB Group Co. Ltd. Class A	653,200	1,585,848
Leader Harmonious Drive Systems Co. Ltd. Class A (a)	16,944	1,043,049
Lenovo Group Ltd.	12,222,282	35,877,982
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Lens Technology Co. Ltd. Class A	648,465	$5,126,198
Leo Group Co. Ltd. Class A	3,314,500	2,319,369
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	2,003,000	993,576
Levima Advanced Materials Corp. Class A	65,900	251,445
LexinFintech Holdings Ltd. ADR (b)	118,172	232,799
Li Auto, Inc. Class A (a) (b)	1,654,154	9,719,833
Li Ning Co. Ltd.	3,604,193	6,765,287
Lifetech Scientific Corp. (a) (b)	6,144,000	1,081,187
Ligao Foods Co. Ltd. Class A	22,700	82,165
Lingbao Gold Group Co. Ltd. Class H (b)	672,000	1,053,153
Lingyi iTech Guangdong Co. Class A	1,322,900	3,379,359
Link Motion, Inc. ADR (a) (b) (e)	16,509	—
Linklogis, Inc. Class B (c)	340,500	80,327
Linktel Technologies Co. Ltd. Class A	17,700	871,180
Livzon Pharmaceutical Group, Inc. Class H	611,527	1,862,174
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	138,466
Long Young Electronic Kunshan Co. Ltd. Class A	107,400	1,373,195
Longfor Group Holdings Ltd. (b) (c)	1,944,625	1,482,885
LONGi Green Energy Technology Co. Ltd. Class A (a)	1,371,804	2,651,454
Longshine Technology Group Co. Ltd. Class A	39,450	57,536
Loongson Technology Corp. Ltd. Class A (a)	49,974	1,138,697
Lucky Harvest Co. Ltd. Class A	24,700	185,396
Luenmei Quantum Co. Ltd. Class A (a)	658,208	542,042
Lufax Holding Ltd. ADR (a)	160,638	212,042
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	134,790
Luxshare Precision Industry Co. Ltd. Class A	1,380,403	14,316,495
Luye Pharma Group Ltd. (a) (b) (c)	1,571,000	360,594
Luzhou Laojiao Co. Ltd. Class A	312,014	3,563,248
Maanshan Iron & Steel Co. Ltd. Class H (a)	5,470,000	1,164,861
Mabwell Shanghai Bioscience Co. Ltd. Class A (a)	263,495	1,096,602
Malion New Materials Co. Ltd. Class A (a)	92,150	212,320
Mango Excellent Media Co. Ltd. Class A	281,050	605,740
Maxscend Microelectronics Co. Ltd. Class A (a)	33,696	543,961
MeiG Smart Technology Co. Ltd. Class A (a)	76,400	410,138
Security Description	Shares	Value
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	633,560	$469,477
Meitu, Inc. (b) (c)	4,923,000	2,354,136
Meituan Class B (a) (c)	7,128,527	62,267,404
Mesnac Co. Ltd. Class A	209,200	158,410
Metallurgical Corp. of China Ltd. Class A	2,065,500	742,460
Metallurgical Corp. of China Ltd. Class H (b)	3,075,000	517,594
Microport Scientific Corp. (a) (b)	966,937	760,771
Midea Group Co. Ltd. Class H (b)	600,000	6,319,776
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	246,652
Ming Yang Smart Energy Group Ltd. Class A	263,400	448,960
Ming Yuan Cloud Group Holdings Ltd.	372,000	57,398
MINISO Group Holding Ltd. ADR (b)	137,097	1,653,390
Minmetals Development Co. Ltd. Class A	198,000	336,903
Minth Group Ltd. (a)	250,000	842,254
Miracll Chemicals Co. Ltd. Class A	48,880	100,453
MMG Ltd. (a) (b)	2,368,799	2,096,322
Mobvista, Inc. (a) (c)	718,000	927,479
Montage Technology Co. Ltd. Class A	305,257	13,936,232
Montnets Cloud Technology Group Co. Ltd. Class A (a)	646,900	685,211
Morimatsu International Holdings Co. Ltd. (b)	167,000	163,336
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	127,659
Muyuan Foods Group Co. Ltd. Class A	967,893	4,989,183
Nancal Technology Co. Ltd. Class A	77,848	550,257
Nanhua Futures Co. Ltd. Class A (a)	570,100	1,524,354
NanJi E-Commerce Co. Ltd. Class A	1,008,800	407,206
Nanjing Vazyme Biotech Co. Ltd. Class A	41,782	106,794
Nantong Jianghai Capacitor Co. Ltd. Class A	286,700	4,434,811
Nanya New Material Technology Co. Ltd. Class A	106,755	5,976,896
NARI Technology Co. Ltd. Class A	896,279	3,017,085
National Silicon Industry Group Co. Ltd. Class A (a)	219,143	1,287,804
NAURA Technology Group Co. Ltd. Class A	111,681	14,553,410
NavInfo Co. Ltd. Class A (a)	333,500	317,876
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
NBTM New Materials Group Co. Ltd. Class A	337,248	$1,876,029
NetEase, Inc.	2,796,280	72,170,806
New China Life Insurance Co. Ltd. Class H	1,662,500	9,756,154
New Hope Liuhe Co. Ltd. Class A	967,600	893,761
New Oriental Education & Technology Group, Inc.	2,336,110	10,688,484
New Trend International Logis-Tech Co. Ltd. Class A	78,967	72,476
Neway Valve Suzhou Co. Ltd. Class A	50,000	370,507
Newland Digital Technology Co. Ltd. Class A	958,420	2,301,450
Nine Dragons Paper Holdings Ltd. (a)	4,105,735	3,575,872
Ningbo Deye Technology Corp. Class A	196,434	3,072,681
Ningbo Energy Group Co. Ltd. Class A	1,052,300	737,912
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	154,619
Ningbo Hengshuai Co. Ltd. Class A	60,760	839,254
Ningbo Jifeng Auto Parts Co. Ltd. Class A	98,700	172,013
Ningbo Joyson Electronic Corp. Class A	35,400	112,698
Ningbo Orient Wires & Cables Co. Ltd. Class A	59,760	365,445
Ningbo Ronbay New Energy Technology Co. Ltd. Class A (a)	99,619	449,078
Ningbo Sanxing Medical Electric Co. Ltd. Class A	328,800	723,670
Ningbo Shanshan Co. Ltd. Class A (a)	234,300	467,703
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	257,574
Ningbo Tuopu Group Co. Ltd. Class A	350,495	2,913,219
Ningbo Xusheng Group Co. Ltd. Class A	252,412	450,683
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	227,309
Ningbo Yunsheng Co. Ltd. Class A	258,600	559,259
Ningbo Zhenyu Technology Co. Ltd. Class A	49,980	984,432
Ningxia Baofeng Energy Group Co. Ltd. Class A	382,800	1,146,483
Ningxia Western Venture Industrial Co. Ltd. Class A	276,100	140,735
NIO, Inc. ADR (a)	2,141,641	10,836,703
Niu Technologies ADR (a) (b)	30,325	60,953
Noah Holdings Ltd. ADR	27,831	278,032
Security Description	Shares	Value
Nongfu Spring Co. Ltd. Class H (c)	2,582,400	$13,046,931
North Copper Co. Ltd. Class A	984,900	1,918,146
Northeast Securities Co. Ltd. Class A	287,100	355,280
NovaBridge Biosciences ADR (a) (b)	297,847	580,802
Novogene Co. Ltd. Class A	44,728	82,432
Novoray Corp. Class A	37,129	1,336,819
Nsing Technologies, Inc. Class A (a)	412,600	1,905,570
NYOCOR Co. Ltd. Class A	875,200	805,834
OFILM Group Co. Ltd. Class A (a)	274,200	382,135
OmniVision Integrated Circuits Group, Inc.	245,304	3,427,679
Oppein Home Group, Inc. Class A	18,820	83,481
OPT Machine Vision Tech Co. Ltd. Class A	7,099	176,105
Orient Securities Co. Ltd. Class A	1,474,056	2,049,954
OSL Group Ltd. (a) (b)	513,000	754,253
Ourpalm Co. Ltd. Class A (a)	206,400	118,586
Ovctek China, Inc. Class A	73,300	113,708
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	625,200	307,626
PDD Holdings, Inc. ADR (a)	1,049,158	80,029,772
Peijia Medical Ltd. (a) (c)	149,000	74,291
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a) (e)	1,197,300	—
People.cn Co. Ltd. Class A	366,500	798,547
People's Insurance Co. Group of China Ltd. Class H	13,244,000	7,920,679
Perfect World Co. Ltd. Class A	665,150	1,217,025
PetroChina Co. Ltd. Class A	2,712,959	3,469,134
PetroChina Co. Ltd. Class H	33,885,988	36,642,610
Pharmaron Beijing Co. Ltd. Class A	579,175	2,468,405
Phenix Optical Co. Ltd. Class A (a)	96,000	242,263
PhiChem Corp. Class A	43,000	391,168
PICC Property & Casualty Co. Ltd. Class H	12,505,102	22,834,981
Ping An Bank Co. Ltd. Class A	1,732,800	2,565,504
Ping An Insurance Group Co. of China Ltd. Class A	594,739	4,182,799
Ping An Insurance Group Co. of China Ltd. Class H (b)	9,677,420	62,997,850
Piotech, Inc. Class A	34,645	4,246,411
PNC Process Systems Co. Ltd. Class A	42,415	221,198
POCO Holding Co. Ltd. Class A	76,204	1,065,262
Poly Developments & Holdings Group Co. Ltd. Class A	1,039,400	708,960
Poly Property Group Co. Ltd.	3,114,198	623,471
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Pony AI, Inc. ADR (a) (b)	188,478	$1,309,922
Pop Mart International Group Ltd. (b) (c)	1,230,400	24,272,082
Postal Savings Bank of China Co. Ltd. Class A	231,400	168,062
Postal Savings Bank of China Co. Ltd. Class H (c)	10,697,000	6,233,739
Power Construction Corp. of China Ltd. Class A	981,100	679,312
Primarius Technologies Co. Ltd. Class A	150,808	985,762
Puxin Ltd. ADR (a) (e)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A	74,771	8,444,232
Pylon Technologies Co. Ltd. Class A	22,001	172,657
Qfin Holdings, Inc. ADR	151,317	2,392,322
Qianhe Condiment & Food Co. Ltd. Class A	764,724	785,228
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	66,000	108,023
Qingdao Gaoce Technology Co. Ltd. Class A (a)	241,412	472,297
Qingdao Gon Technology Co. Ltd. Class A	474,192	3,636,776
Qingdao Haier Biomedical Co. Ltd. Class A	45,375	176,607
Qingdao Hanhe Cable Co. Ltd. Class A	1,600,100	1,607,643
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	286,456
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	286,000	203,082
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	33,593	448,913
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	294,000	1,307,581
Quectel Wireless Solutions Co. Ltd. Class A	45,357	341,915
Qutoutiao, Inc. ADR (a)	1,218	1
R&G PharmaStudies Co. Ltd. Class A	23,200	171,197
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	696,329
Raytron Technology Co. Ltd. Class A	113,282	2,581,555
Remegen Co. Ltd. Class A (a)	190,057	3,647,146
Remegen Co. Ltd. Class H (a) (c)	124,500	1,179,583
Rigol Technologies Co. Ltd. Class A	24,685	272,488
Risen Energy Co. Ltd. Class A (a)	279,800	513,187
Riyue Heavy Industry Co. Ltd. Class A	44,400	66,849
RLX Technology, Inc. ADR	1,242,240	2,360,256
Security Description	Shares	Value
RoboSense Technology Co. Ltd. (a) (b)	270,400	$766,163
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	1,468,164
Rockchip Electronics Co. Ltd. Class A	44,200	1,226,504
RongFa Nuclear Equipment Co. Ltd. Class A (a)	258,900	226,175
Rongsheng Petrochemical Co. Ltd. Class A	1,001,500	1,586,053
Roshow Technology Co. Ltd. Class A (a)	268,500	407,022
Ruijie Networks Co. Ltd. Class A	46,085	546,190
Sai Micro Electronics, Inc. Class A	47,600	297,816
SAIC Motor Corp. Ltd. Class A	699,800	1,006,194
Sailun Group Co. Ltd. Class A	2,301,732	3,909,689
Sangfor Technologies, Inc. Class A	19,261	272,968
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	436,502
Sany Heavy Industry Co. Ltd. Class A	1,327,600	3,379,630
Satellite Chemical Co. Ltd. Class A	1,213,325	4,198,734
Sealand Securities Co. Ltd. Class A	1,983,440	1,075,289
Seazen Group Ltd. (a) (b)	511,238	86,705
Semitronix Corp. Class A	10,900	189,562
Sensteed Hi-tech Group Class A (a)	1,321,100	560,514
Seres Group Co. Ltd. Class A	70,498	636,123
SF Holding Co. Ltd. Class A	603,600	2,779,690
SG Micro Corp. Class A	46,199	976,522
Shaanxi Coal Industry Co. Ltd. Class A	1,291,800	3,872,736
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	13,419	99,298
Shaanxi International Trust Co. Ltd. Class A	1,292,200	525,408
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	197,678	1,998,330
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	298,879	2,077,359
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	292,050	329,137
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	609,000	363,441
Shandong Gold Mining Co. Ltd. Class A	1,345,454	4,576,684
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	944,675	6,485,247
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	38,800	136,726
Shandong Humon Smelting Co. Ltd. Class A	286,200	619,369
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shandong Linglong Tyre Co. Ltd. Class A	619,300	$929,680
Shandong Pharmaceutical Glass Co. Ltd. Class A	253,664	689,467
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,636,800	1,065,876
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	618,092	1,290,272
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	433,602	496,330
Shanghai Acrel Co. Ltd. Class A	34,200	121,675
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	228,400	466,019
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	78,364	526,429
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A (a)	16,282	70,520
Shanghai AtHub Co. Ltd. Class A	829,053	3,053,377
Shanghai Awinic Technology Co. Ltd. Class A	30,033	324,399
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	621,836	1,550,010
Shanghai Baolong Automotive Corp. Class A	40,500	166,702
Shanghai Baosight Software Co. Ltd. Class A	602,020	1,474,896
Shanghai Baosight Software Co. Ltd. Class B	2,955,556	2,379,223
Shanghai Baosteel Packaging Co. Ltd. Class A	232,000	133,978
Shanghai Belling Co. Ltd. Class A	303,100	1,426,195
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	19,829	311,690
Shanghai Bright Power Semiconductor Co. Ltd. Class A	34,046	1,085,981
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,317,520	2,897,056
Shanghai Cooltech Power Co. Ltd. Class A	222,000	739,782
Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,639,884	2,698,513
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	946,000	596,476
Shanghai Electric Group Co. Ltd. Class H	13,332,077	5,746,255
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	604,774	872,236
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	370,600	1,226,780
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	144,500	278,421
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	106,666	1,120,244
Security Description	Shares	Value
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	$689,162
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	774,645
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	30,600	69,017
Shanghai Gentech Co. Ltd. Class A	75,605	880,573
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	169,278
Shanghai Haohai Biological Technology Co. Ltd. Class A	22,095	93,972
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	75,371	1,050,397
Shanghai Henlius Biotech, Inc. Class H (a) (c)	86,100	707,065
Shanghai Huafon Aluminium Corp. Class A	72,400	150,389
Shanghai Huayi Group Co. Ltd. Class B	495,200	244,629
Shanghai International Airport Co. Ltd. Class A	326,800	1,112,121
Shanghai International Port Group Co. Ltd. Class A	2,353,600	1,636,563
Shanghai Jinjiang International Hotels Co. Ltd. Class B	601,700	869,456
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	2,019,266	1,518,488
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	195,939	976,231
Shanghai Liangxin Electrical Co. Ltd. Class A	310,080	498,375
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	286,600	265,151
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,352,368	489,557
Shanghai M&G Stationery, Inc. Class A	322,081	978,864
Shanghai Medicilon, Inc. Class A (a)	24,789	294,744
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	25,732	336,017
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a)	148,500	434,400
Shanghai Moons' Electric Co. Ltd. Class A	262,316	2,354,197
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	656,000	1,488,273
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	648,800	943,162
Shanghai Pudong Development Bank Co. Ltd. Class A	2,435,400	3,089,098
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Putailai New Energy Technology Group Co. Ltd.	238,520	$1,016,556
Shanghai RAAS Blood Products Co. Ltd. Class A	957,300	612,063
Shanghai Runda Medical Technology Co. Ltd. Class A	350,300	459,291
Shanghai Sanyou Medical Co. Ltd. Class A	140,988	248,619
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	951,186
Shanghai Stonehill Technology Co. Ltd. Class A	1,612,600	1,553,684
Shanghai Vital Microtech Co. Ltd. Class A	329,740	1,936,275
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A (a)	287,900	338,881
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	190,828
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A (a)	194,627	1,152,623
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (a)	945,088	572,232
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	306,200	1,680,311
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,321,300	1,206,844
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	4,158,810
Shanxi Blue Flame Holding Co. Ltd. Class A	213,700	188,577
Shanxi Coking Coal Energy Group Co. Ltd. Class A	256,700	219,337
Shanxi Guoxin Energy Corp. Ltd. Class A (a)	534,160	210,894
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	589,200	1,239,507
Shanxi Meijin Energy Co. Ltd. Class A (a)	623,700	307,807
Shanxi Securities Co. Ltd. Class A	293,030	222,751
Shanxi Taigang Stainless Steel Co. Ltd. Class A	621,100	312,014
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	1,909,625
Sharetronic Data Technology Co. Ltd. Class A	59,976	3,003,218
Shengda Resources Co. Ltd. Class A	302,400	1,029,087
Shenghe Resources Holding Co. Ltd. Class A	61,200	268,404
Shengyi Electronics Co. Ltd. Class A	242,365	4,727,331
Shengyi Technology Co. Ltd. Class A	671,300	17,148,412
Security Description	Shares	Value
Shennan Circuits Co. Ltd. Class A	30,758	$2,074,851
Shenwan Hongyuan Group Co. Ltd. Class A	1,314,100	851,803
Shenzhen Agricultural Power Group Co. Ltd. Class A	1,293,800	1,067,366
Shenzhen Ampron Technology Co. Ltd. Class A	52,260	545,697
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	111,108
Shenzhen BSC Technology Co. Ltd. Class A	22,330	166,126
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	310,230
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	370,331
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	230,828
Shenzhen Click Technology Co. Ltd. Class A	79,700	247,155
Shenzhen Coship Electronics Co. Ltd. Class A (a)	811,700	929,126
Shenzhen Das Intellitech Co. Ltd. Class A (a)	2,324,737	1,188,397
Shenzhen Desay Battery Technology Co. Class A	47,270	162,743
Shenzhen Dynanonic Co. Ltd. Class A (a)	24,360	238,648
Shenzhen Energy Group Co. Ltd. Class A	233,200	212,999
Shenzhen Envicool Technology Co. Ltd. Class A	548,728	6,431,467
Shenzhen Expressway Corp. Ltd. Class H (b)	5,477,732	4,463,464
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	981,500	7,367,034
Shenzhen Fortune Trend Technology Co. Ltd. Class A	37,361	392,489
Shenzhen FRD Science & Technology Co. Ltd. Class A	325,400	2,454,402
Shenzhen Gongjin Electronics Co. Ltd. Class A	665,200	1,186,737
Shenzhen H&T Intelligent Control Co. Ltd. Class A	660,800	2,514,506
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	340,700	450,720
Shenzhen Honor Electronic Co. Ltd. Class A	21,560	1,097,978
Shenzhen Injoinic Technology Co. Ltd. Class A (a)	227,765	975,752
Shenzhen Inovance Technology Co. Ltd. Class A	436,258	4,262,963
Shenzhen International Holdings Ltd. (b)	1,918,218	1,301,308
Shenzhen Investment Ltd. (a) (b)	5,914,326	460,050
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	216,400	$242,924
Shenzhen Jinjia Group Co. Ltd. Class A (a)	613,100	353,156
Shenzhen Kaifa Technology Co. Ltd. Class A	348,500	3,299,660
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	99,968
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	928,652
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (a)	322,800	478,398
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	228,495
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	540,795
Shenzhen Lifotronic Technology Co. Ltd. Class A	91,683	132,230
Shenzhen Longsys Electronics Co. Ltd. Class A	8,300	860,569
Shenzhen Manst Technology Co. Ltd. Class A (a)	26,640	135,202
Shenzhen Megmeet Electrical Co. Ltd. Class A	323,300	7,962,477
Shenzhen Microgate Technology Co. Ltd. Class A	247,000	1,078,169
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	1,215,066
Shenzhen Minglida Precision Technology Co. Ltd. Class A (a)	67,600	139,223
Shenzhen MTC Co. Ltd. Class A	3,406,300	5,213,827
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	168,483
Shenzhen Qingyi Photomask Ltd. Class A	127,566	883,265
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	23,126	174,501
Shenzhen SC New Energy Technology Corp. Class A	116,401	1,210,653
Shenzhen SED Industry Co. Ltd. Class A	82,500	303,237
Shenzhen Sunlord Electronics Co. Ltd. Class A	306,500	3,300,700
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	182,586
Shenzhen Tagen Group Co. Ltd. Class A	608,900	270,004
Shenzhen Techwinsemi Technology Co. Ltd. Class A	47,356	6,578,075
Shenzhen Topband Co. Ltd. Class A	264,400	370,814
Shenzhen Transsion Holdings Co. Ltd. Class A	108,884	945,597
Security Description	Shares	Value
Shenzhen TXD Technology Co. Ltd. Class A	51,200	$123,701
Shenzhen United Winners Laser Co. Ltd. Class A	71,430	325,160
Shenzhen Xinyichang Technology Co. Ltd. Class A	18,097	501,320
Shenzhen YHLO Biotech Co. Ltd. Class A	67,736	87,414
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	208,067
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	48,225	252,634
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	702,609
Shenzhou International Group Holdings Ltd.	1,268,000	6,364,213
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	657,200	1,248,951
Shijiazhuang Shangtai Technology Co. Ltd. Class A (a)	34,800	479,397
Shoucheng Holdings Ltd. (b)	720,400	140,552
Shouyao Holdings Beijing Co. Ltd. Class A (a)	226,062	1,112,659
Shuangliang Eco-Energy Systems Co. Ltd. Class A (a)	240,502	176,798
SICC Co. Ltd. Class A (a)	38,913	994,666
Sichuan Gold Co. Ltd. Class A	47,100	254,373
Sichuan Hebang Biotechnology Co. Ltd. Class A (a)	1,871,000	639,470
Sichuan Hongda Co. Ltd. Class A (a)	680,000	1,100,943
Sichuan Injet Electric Co. Ltd. Class A	24,500	325,668
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	28,300	160,595
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	16,200	901,096
Sichuan New Energy Power Co. Ltd. Class A	59,900	105,716
Sichuan Swellfun Co. Ltd. Class A	22,000	91,850
Siglent Technologies Co. Ltd. Class A	42,658	461,647
Sihuan Pharmaceutical Holdings Group Ltd.	2,034,000	215,278
Silergy Corp.	245,820	4,614,454
Sineng Electric Co. Ltd. Class A	340,019	1,542,308
Sino Biopharmaceutical Ltd.	20,481,000	11,517,551
Sino Wealth Electronic Ltd. Class A	29,887	141,113
Sinocare, Inc. Class A (a)	270,300	555,493
Sinocelltech Group Ltd. Class A (a)	74,190	373,901
Sinoma Science & Technology Co. Ltd. Class A	968,302	12,838,418
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sinomine Resource Group Co. Ltd. Class A	316,944	$2,754,350
Sino-Ocean Group Holding Ltd. (a)	10,182,980	64,925
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a) (b)	12,452,600	1,730,840
Sinopharm Group Co. Ltd. Class H	2,634,400	5,344,687
Sino-Platinum Metals Co. Ltd. Class A	386,279	1,643,450
Sinotrans Ltd. Class H	9,609,024	4,680,724
Sinotruk Hong Kong Ltd.	110,500	543,056
Sinotruk Jinan Truck Co. Ltd. Class A	357,060	1,026,258
SITC International Holdings Co. Ltd.	2,769,000	11,080,167
Skshu Paint Co. Ltd. Class A	650,834	2,310,710
Skyworth Digital Co. Ltd. Class A	976,400	1,905,907
Smoore International Holdings Ltd. (b) (c)	3,044,000	2,724,910
Sohu.com Ltd. ADR (a) (b)	19,270	233,552
SooChow Securities Co. Ltd. Class A	325,330	379,584
Southern Publishing & Media Co. Ltd. Class A	235,748	377,169
Southwest Securities Co. Ltd. Class A	1,309,500	775,514
StarPower Semiconductor Ltd. Class A	13,440	302,816
STO Express Co. Ltd. Class A	320,879	688,273
Sumavision Technologies Co. Ltd. Class A	220,000	136,123
Sun Art Retail Group Ltd. (b)	2,727,500	323,458
Sunac China Holdings Ltd. (a) (b)	3,390,000	268,017
Sungrow Power Supply Co. Ltd. Class A	409,134	9,584,633
Suning Universal Co. Ltd. Class A	872,000	218,385
Sunny Optical Technology Group Co. Ltd.	1,311,100	10,198,494
Sunresin New Materials Co. Ltd. Class A	47,700	413,545
Sunrise Group Co. Ltd. Class A	896,256	728,835
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	200,591	1,569,149
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	19,507	99,499
Sunward Intelligent Equipment Co. Ltd. Class A	609,800	649,507
Sunwoda Electronic Co. Ltd. Class A	301,000	842,073
Suzhou Anjie Technology Co. Ltd. Class A	317,900	957,728
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	351,272	13,576,342
Security Description	Shares	Value
Suzhou Everbright Photonics Co. Ltd. Class A (a)	39,538	$2,923,995
Suzhou Good-Ark Electronics Co. Ltd. Class A	269,081	595,800
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	420,135
Suzhou HYC Technology Co. Ltd. Class A (a)	63,366	800,010
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	861,528
Suzhou Novosense Microelectronics Co. Ltd. Class A (a)	38,120	1,619,089
Suzhou Oriental Semiconductor Co. Ltd. Class A (a)	37,614	581,443
Suzhou Recodeal Interconnect System Co. Ltd. Class A	43,519	615,280
Suzhou Secote Precision Electronic Co. Ltd. Class A	79,716	951,002
Suzhou SLAC Precision Equipment Co. Ltd. Class A (a)	769,200	2,618,770
Suzhou TFC Optical Communication Co. Ltd. Class A	103,723	4,625,056
Suzhou TZTEK Technology Co. Ltd. Class A	97,794	1,833,998
Suzhou Wanxiang Technology Co. Ltd. Class A (a)	98,700	182,191
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	72,205	1,240,930
SVG Optronics Co. Ltd. Class A (a)	27,988	293,198
T&S Communications Co. Ltd. Class A (a)	97,100	3,529,101
Taiji Computer Corp. Ltd. Class A	337,236	695,040
TAL Education Group ADR (a)	678,619	6,494,384
Talkweb Information System Co. Ltd. Class A (a)	98,300	405,625
Tangrenshen Group Co. Ltd. Class A (a)	632,800	312,298
Tayho Advanced Materials Group Co. Ltd. Class A	636,200	1,704,844
TBEA Co. Ltd. Class A	331,320	1,098,217
TCL Technology Group Corp. Class A	2,575,700	2,208,393
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	744,925	1,319,092
Telling Telecommunication Holding Co. Ltd. Class A (a)	51,300	58,948
Tencent Holdings Ltd.	8,645,394	473,828,953
Tencent Music Entertainment Group ADR	806,404	6,733,473
Three's Co. Future Technology Group Co. Ltd. Class A	42,873	319,842
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Thunder Software Technology Co. Ltd. Class A	19,500	$177,505
Tiangong International Co. Ltd.	280,000	126,753
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	276,400	218,253
Tianli International Holdings Ltd. (b)	2,753,000	389,672
Tianma Microelectronics Co. Ltd. Class A (a)	287,900	420,314
Tianneng Power International Ltd. (b)	288,000	173,342
Tianqi Lithium Corp. Class A (a)	622,199	5,620,690
Tianshan Aluminum Group Co. Ltd. Class A	1,092,400	1,726,790
TianShan Material Co. Ltd. Class A (a)	290,000	155,082
Tianshui Huatian Technology Co. Ltd. Class A	357,400	1,174,660
Tianyu Digital Technology Group Co. Ltd. Class A (a)	246,200	337,310
Time Publishing & Media Co. Ltd. Class A	119,640	117,208
Tinergy Chemical Co. Ltd. Class A	2,985,328	2,071,434
Tingyi Cayman Islands Holding Corp. (b)	5,539,020	6,907,839
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	1,310,089	1,626,996
TKD Science & Technology Co. Ltd. Class A	50,660	448,163
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	120,409
Tongcheng Travel Holdings Ltd.	1,180,000	1,804,146
TongFu Microelectronics Co. Ltd. Class A	754,244	8,430,243
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	198,300	285,706
Tongwei Co. Ltd. Class A (a)	706,400	1,260,239
Top Energy Co. Ltd. Class A (a)	96,517	83,322
Topchoice Medical Corp. Class A (a)	46,217	230,676
Topsec Technologies Group, Inc. Class A	608,900	536,420
Topsports International Holdings Ltd. (c)	2,653,000	588,650
Toread Holdings Group Co. Ltd. Class A	248,838	828,482
Transfar Zhilian Co. Ltd. Class A	267,600	176,219
TravelSky Technology Ltd. Class H (a)	2,875,514	2,962,765
Trina Solar Co. Ltd. Class A (a)	253,040	526,359
Trip.com Group Ltd. (a)	785,708	31,219,721
TRS Information Technology Corp. Ltd. Class A (a)	37,900	77,162
Tsingtao Brewery Co. Ltd. Class A (a)	367,844	2,830,361
Security Description	Shares	Value
Tsingtao Brewery Co. Ltd. Class H	274,000	$1,503,811
Tuya, Inc. ADR (b)	66,229	116,563
UBTech Robotics Corp. Ltd. Class H (a) (b)	216,750	2,841,336
Unigroup Guoxin Microelectronics Co. Ltd. Class A	199,059	2,602,606
Uni-President China Holdings Ltd.	145,000	124,808
Unisplendour Corp. Ltd. Class A	359,576	1,528,781
Universal Scientific Industrial Shanghai Co. Ltd. Class A	330,500	1,577,519
Up Fintech Holding Ltd. ADR (a) (b)	141,209	621,320
Valiant Co. Ltd. Class A	663,900	2,049,014
Vanchip Tianjin Technology Co. Ltd. Class A (a)	64,821	306,725
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	85,977	4,700,870
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	3,439,803
Vipshop Holdings Ltd. ADR	451,541	5,987,434
Visionox Technology, Inc. Class A (a)	256,300	339,820
Visual China Group Co. Ltd. Class A	333,300	979,081
Viva Biotech Holdings (a) (c)	3,330,500	479,908
Vnet Group, Inc. ADR (a) (b)	128,836	1,035,841
VOYAH Automobile Technology Co. Ltd. Class H (a)	388,908	143,819
Walvax Biotechnology Co. Ltd. Class A	302,800	579,460
Wangneng Environment Co. Ltd. Class A	318,810	711,546
Wanhua Chemical Group Co. Ltd. Class A	339,000	3,416,469
Want Want China Holdings Ltd.	10,320,976	4,461,602
Wasu Media Holding Co. Ltd. Class A	616,900	573,459
Wcon Electronics Co. Ltd. Class A	47,560	498,862
Weaver Network Technology Co. Ltd. Class A	28,560	151,762
Weichai Power Co. Ltd. Class A	3,521,273	14,135,929
Weichai Power Co. Ltd. Class H	2,953,000	12,840,686
Weimob, Inc. (a) (b) (c)	2,998,000	431,997
Wellhope Foods Co. Ltd. Class A (a)	609,200	516,940
Wencan Group Co. Ltd. Class A (a)	49,500	97,644
Wens Foodstuff Group Co. Ltd. Class A	291,300	528,700
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	429,013
WeRide, Inc. ADR (a) (b)	104,215	606,531
West China Cement Ltd. (b)	6,134,000	1,079,427
Western Region Gold Co. Ltd. Class A	243,344	788,681
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Western Superconducting Technologies Co. Ltd. Class A	37,170	$343,937
Wetown Electric Group Co. Ltd. Class A (a)	245,147	1,546,795
Willfar Information Technology Co. Ltd. Class A	42,780	192,787
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	124,613
Windey Energy Technology Group Co. Ltd. Class A	78,700	142,606
Winning Health Technology Group Co. Ltd. Class A (a)	362,000	358,907
Wolong Electric Group Co. Ltd. Class A	379,000	1,848,100
Wondershare Technology Group Co. Ltd. Class A (a)	22,514	172,039
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	1,066,851
Wuhan Guide Infrared Co. Ltd. Class A (a)	1,727,511	3,374,602
Wuhan Jingce Electronic Group Co. Ltd. Class A	21,400	1,001,273
Wuliangye Yibin Co. Ltd. Class A	659,075	7,184,966
WUS Printed Circuit Kunshan Co. Ltd. Class A	370,350	8,336,694
WuXi AppTec Co. Ltd. Class A	682,099	12,511,512
WuXi AppTec Co. Ltd. Class H (c)	394,000	7,722,190
Wuxi Autowell Technology Co. Ltd. Class A	60,288	509,712
Wuxi Biologics Cayman, Inc. (a) (c)	5,244,500	23,139,319
Wuxi Boton Technology Co. Ltd. Class A	33,900	142,682
Wuxi Chipown Micro-Electronics Ltd. Class A	47,056	644,420
Wuxi DK Electronic Materials Co. Ltd. Class A (a)	31,500	413,797
Wuxi ETEK Microelectronics Co. Ltd. Class A (a)	72,267	644,633
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	228,500	1,370,731
Wuxi NCE Power Co. Ltd. Class A	58,212	850,197
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	79,474	2,437,491
Wuxi Taiji Industry Ltd. Co. Class A	241,100	1,036,432
WuXi XDC Cayman, Inc. (a) (b)	110,000	800,237
Wuxi Xinje Electric Co. Ltd. Class A	20,900	162,785
XD, Inc. (a) (b)	537,800	3,051,766
XGD, Inc. Class A	407,900	1,264,322
Xiamen Amoytop Biotech Co. Ltd. Class A	33,545	268,834
Xiamen C & D, Inc. Class A	242,300	283,064
Xiamen Changelight Co. Ltd. Class A	115,900	444,613
Security Description	Shares	Value
Xiamen Faratronic Co. Ltd. Class A	16,312	$458,505
Xiamen Jihong Technology Co. Ltd. Class A	70,400	267,993
Xiamen Kingdomway Group Co. Class A	308,400	598,808
Xiamen Voke Mold & Plastic Engineering Co. Ltd. Class A	127,140	2,349,131
Xi'an Sinofuse Electric Co. Ltd. Class A	31,103	547,327
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	178,433
Xi'an Triangle Defense Co. Ltd. Class A	23,800	77,276
Xiangcai Co. Ltd. Class A (a)	66,400	73,658
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	132,414
Xiaomi Corp. Class B (a) (c)	24,219,800	66,834,115
Xingtong Shipping Co. Ltd. Class A	69,040	127,441
Xinhua Winshare Publishing & Media Co. Ltd. Class A	360,980	581,780
Xinhuanet Co. Ltd. Class A	359,880	902,881
Xinte Energy Co. Ltd. Class H (a)	139,600	69,604
Xinxiang Richful Lube Additive Co. Ltd. Class A	35,815	147,945
Xinyi Glass Holdings Ltd. (b)	6,485,314	7,054,243
Xinyi Solar Holdings Ltd. (b)	6,926,861	1,819,592
Xinzhi Group Co. Ltd. Class A	70,800	180,338
Xizang Zhufeng Resources Co. Ltd. Class A	53,900	121,013
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	216,981
XPeng, Inc. Class A (a) (b)	1,595,430	10,304,516
XtalPi Holdings Ltd. (a) (b)	2,369,000	2,310,984
Xtep International Holdings Ltd. (b)	1,779,810	853,359
Xuji Electric Co. Ltd. Class A	280,300	896,068
Yadea Group Holdings Ltd. (c)	649,204	737,614
Yangling Metron New Material, Inc. Class A	45,500	168,849
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	71,200	5,725,999
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	143,500	4,673,510
Yangzijiang Shipbuilding Holdings Ltd.	2,615,200	6,914,828
Yankuang Energy Group Co. Ltd. Class H	5,653,386	7,966,018
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	966,912	1,787,676
Yantai Eddie Precision Machinery Co. Ltd. Class A	674,729	2,330,936
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yatsen Holding Ltd. ADR (a)	66,012	$209,258
Yeahka Ltd. (a)	136,400	84,706
Yealink Network Technology Corp. Ltd. Class A	28,903	144,004
YGSOFT, Inc. Class A	2,361,177	1,774,013
Yidu Tech, Inc. (a) (b) (c)	599,800	354,891
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	274,666
Yihai International Holding Ltd.	250,000	405,825
Yinbang Clad Material Co. Ltd. Class A	561,100	963,822
Yizumi Holdings Co. Ltd. Class A	48,800	143,136
Yonfer Agricultural Technology Co. Ltd. Class A	698,000	1,188,698
YongXing Special Materials Technology Co. Ltd. Class A	26,650	222,371
Yonyou Network Technology Co. Ltd. Class A (a)	711,770	962,588
Yotrio Group Co. Ltd. Class A	1,944,430	776,282
Youngy Co. Ltd. Class A	17,200	226,529
Youzu Interactive Co. Ltd. Class A (a)	344,800	640,532
YTO Express Group Co. Ltd. Class A	1,009,400	2,342,082
Yuexiu Property Co. Ltd. (b)	4,042,600	1,721,780
Yum China Holdings, Inc.	629,048	25,709,192
YUNDA Holding Group Co. Ltd. Class A	1,368,488	1,282,201
Yuneng Technology Co. Ltd. Class A	17,787	91,136
Yunnan Aluminium Co. Ltd. Class A	746,000	2,433,182
Yunnan Baiyao Group Co. Ltd. Class A	37,100	258,902
Yunnan Energy New Material Group Co. Ltd. Class A (a)	36,683	361,588
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	675,900	11,966,656
Yunnan Tin Co. Ltd. Class A	58,200	366,022
Yunnan Yuntianhua Co. Ltd. Class A	53,700	240,495
Yusys Technologies Co. Ltd. Class A	28,320	62,790
Yutong Heavy Industries Co. Ltd. Class A	217,900	282,487
Zai Lab Ltd. (a) (b)	1,121,390	2,067,737
Zangge Mining Co. Ltd. Class A	63,200	645,407
ZCZL Industrial Technology Group Co. Ltd. Class H	123,800	189,598
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	247,925
Zhaojin Mining Industry Co. Ltd. Class H	1,333,500	2,787,035
Zhefu Holding Group Co. Ltd. Class A	2,618,200	1,951,693
Security Description	Shares	Value
Zhejiang Akcome New Energy Technology Co. Ltd. (a) (e)	599,000	$—
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	589,926	824,749
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	113,756
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	573,703
Zhejiang China Commodities City Group Co. Ltd. Class A	208,500	312,074
Zhejiang Chint Electrics Co. Ltd. Class A	260,400	961,731
Zhejiang Communications Technology Co. Ltd. Class A	890,240	432,792
Zhejiang Crystal-Optech Co. Ltd. Class A	669,900	3,501,481
Zhejiang Dahua Technology Co. Ltd. Class A	678,907	1,649,260
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	118,327
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	676,819
Zhejiang Expressway Co. Ltd. Class H	6,429,940	4,862,191
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	41,356	106,863
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	323,650	216,943
Zhejiang HangKe Technology, Inc. Co. Class A	139,418	750,697
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	318,400	247,665
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	32,100	68,097
Zhejiang Huayou Cobalt Co. Ltd. Class A	257,500	1,830,723
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	292,400	280,856
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	169,464
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	329,000	2,927,460
Zhejiang Jingu Co. Ltd. Class A	670,500	880,105
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	330,820	608,713
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	2,002,800	1,000,220
Zhejiang Juhua Co. Ltd. Class A	661,300	5,164,336
Zhejiang Lante Optics Co. Ltd. Class A	113,690	1,634,671
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b) (c)	57,700	253,696
Zhejiang Meida Industrial Co. Ltd. Class A	295,700	240,899
Zhejiang NHU Co. Ltd. Class A	722,888	3,026,588
Zhejiang Orient Holdings Group Co. Ltd. Class A	925,221	586,101
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	256,700	$266,608
Zhejiang Rongtai Electric Material Co. Ltd. Class A	137,150	1,340,385
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	372,242	2,403,560
Zhejiang Semir Garment Co. Ltd. Class A	252,500	187,478
Zhejiang Shibao Co. Ltd. Class A (a)	217,200	455,326
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	418,816	999,531
Zhejiang Sunoren Solar Technology Co. Ltd.	278,200	279,102
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	411,100	357,320
Zhejiang Supor Co. Ltd. Class A	24,277	141,628
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	254,700	144,460
Zhejiang Weiming Environment Protection Co. Ltd. Class A	841,609	1,906,887
Zhejiang Weixing New Building Materials Co. Ltd. Class A	295,700	356,774
Zhejiang XCC Group Co. Ltd. Class A	74,800	721,994
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	329,800	391,601
Zhejiang Yasha Decoration Co. Ltd. Class A (a)	2,034,725	1,013,166
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	677,890
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	129,316
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	230,955
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	341,060	1,188,284
Zhengzhou GL Tech Co. Ltd. Class A (a)	74,400	467,795
Zheshang Securities Co. Ltd. Class A	920,200	1,287,846
Zhihu, Inc. ADR (a) (b)	81,447	254,929
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	643,100	738,060
Zhongji Innolight Co. Ltd. Class A	100,180	18,743,164
Zhongsheng Group Holdings Ltd. (a)	193,000	119,363
Zhuhai Zhumian Group Co. Ltd. Class A (a)	639,000	423,615
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,359,425	6,944,430
Zhuzhou Smelter Group Co. Ltd. Class A (a)	802,200	3,827,822
Zijin Mining Group Co. Ltd. Class A	1,344,774	4,980,498
Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H	12,280,431	$42,907,634
ZJAMP Group Co. Ltd. Class A (a)	65,400	76,114
Zkteco Co. Ltd. Class A	42,240	155,942
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,872,457	3,976,285
ZTE Corp. Class H (b)	2,494,345	7,264,789
ZTO Express Cayman, Inc. ADR (b)	709,274	15,873,552
ZWSOFT Co. Ltd. Guangzhou Class A	14,879	141,929
		4,565,805,855
COLOMBIA — 0.2%
Cementos Argos SA	398,501	1,275,939
Corp. Financiera Colombiana SA (a)	192,022	1,028,050
Ecopetrol SA	4,895,870	3,457,485
Grupo Cibest SA	471,064	10,656,289
Grupo Cibest SA ADR	178,118	14,147,913
Grupo de Inversiones Suramericana SA Preference Shares	188,946	2,510,870
Interconexion Electrica SA ESP	731,344	6,257,131
Procaps Group SA (a)	150	4
		39,333,681
CZECH REPUBLIC — 0.2%
CEZ AS	401,056	23,467,213
Komercni Banka AS	220,991	10,125,095
		33,592,308
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,983,102	10,324,161
EFG Holding SAE	3,409,880	1,850,860
U Consumer Finance (a)	1,016,960	254,292
		12,429,313
GREECE — 0.6%
Allwyn AG (b)	580,435	9,237,471
Alpha Bank SA	1,590,823	7,186,032
Danaos Corp.	8,939	1,093,866
Eurobank SA	6,525,516	31,073,495
FF Group (a) (e)	5,627	—
GEK Terna SA	85,048	4,278,357
Hellenic Telecommunications Organization SA	356,241	7,913,652
Jumbo SA	154,251	3,957,410
LAMDA Development SA (a)	39,076	297,763
Metlen Energy & Metals PLC (b)	144,565	6,743,472
MIG Holdings SA (a)	1,004	3,616
National Bank of Greece SA	657,535	11,340,297
Piraeus Bank SA (a)	1,116,246	11,598,143
Public Power Corp. SA	388,927	10,227,186
Sarantis SA	47,929	809,903
Star Bulk Carriers Corp.	103,888	2,594,083
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tsakos Energy Navigation Ltd.	45,960	$1,625,605
		109,980,351
HONG KONG — 0.3%
C Fiber Optic (a) (e)	88,800	—
China Common Rich Renewable Energy Investments Ltd. (a) (e)	856,000	—
China Dili Group (a) (b) (e)	2,637,100	—
China Huishan Dairy Holdings Co. Ltd. (a) (e)	310,600	—
China Huiyuan Juice Group Ltd. (a) (e)	188,500	—
China Ocean Industry Group Ltd. (a) (e)	57,625	—
Chong Sing Holdings FinTech Group Ltd. (a) (e)	2,281,618	—
Damai Entertainment Holdings Ltd. (a) (b)	29,032,400	1,684,475
Digital China Holdings Ltd. (b)	3,208,000	752,701
Guotai Junan International Holdings Ltd. (b)	2,648,000	661,827
Gushengtang Holdings Ltd. (b)	57,000	187,382
Huabao International Holdings Ltd. (b)	2,411,651	925,660
Imperial Pacific Ltd. (a) (e)	1,043,500	—
Kingboard Laminates Holdings Ltd. (b)	1,645,000	20,798,356
MH Development NPV (a) (e)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (e)	72,000	—
NH Health (a) (b) (e)	115,500	—
Orient Overseas International Ltd. (b)	72,000	1,120,115
Ozner Water International Holding Ltd. (a) (e)	738,000	—
Skyworth Group Ltd. (a)	867,005	466,557
Tech-Pro, Inc. (a) (b) (e)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	2,347,468
United Laboratories International Holdings Ltd. (b)	168,000	180,596
Untrade Real Nutri (a) (e)	199,000	—
WH Group Ltd. (c)	12,805,221	13,536,675
Yincheng International Holding Co. Ltd. (a) (e)	96,000	—
		42,661,812
HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC (a)	1,161,552	13,805,180
OTP Bank Nyrt	359,618	53,079,721
Richter Gedeon Nyrt	250,053	9,678,785
		76,563,686
INDIA — 16.0%
360 ONE WAM Ltd.	64,126	727,981
Aarti Industries Ltd.	247,736	1,199,439
Aarti Pharmalabs Ltd.	45,189	324,648
Security Description	Shares	Value
ABB India Ltd.	45,050	$3,346,194
Action Construction Equipment Ltd.	35,541	384,476
Adani Energy Solutions Ltd. (a)	468,675	7,384,229
Adani Enterprises Ltd.	549,828	17,634,691
Adani Green Energy Ltd. (a)	648,658	10,225,441
Adani Ports & Special Economic Zone Ltd.	1,354,415	25,901,061
Adani Power Ltd. (a)	8,537,256	20,181,777
Adani Total Gas Ltd.	441,077	3,408,770
Aditya Birla Capital Ltd. GDR (a)	278	1,151
Aditya Birla Fashion & Retail Ltd. (a)	524,514	321,717
Aditya Birla Lifestyle Brands Ltd. (a)	488,355	496,410
Aegis Logistics Ltd.	90,183	1,118,442
Affle 3i Ltd. (a)	38,440	576,445
AGI Greenpac Ltd.	42,152	306,949
AIA Engineering Ltd.	43,886	2,355,855
Ajanta Pharma Ltd.	16,583	599,613
Alembic Pharmaceuticals Ltd.	38,157	331,651
Alkem Laboratories Ltd.	12,767	751,248
Alok Industries Ltd. (a)	4,486,312	602,385
Ambuja Cements Ltd.	790,762	3,524,058
Anant Raj Ltd.	1,884,182	10,375,479
Angel One Ltd.	723,860	2,528,496
Anup Engineering Ltd.	16,207	399,154
Apar Industries Ltd.	26,970	4,471,791
Apcotex Industries Ltd.	65,035	348,951
APL Apollo Tubes Ltd.	291,933	5,516,453
Apollo Hospitals Enterprise Ltd.	252,896	23,195,352
Apollo Micro Systems Ltd.	619,506	2,779,829
Aptus Value Housing Finance India Ltd.	168,134	495,297
Asahi India Glass Ltd.	99,837	896,710
Ashapura Minechem Ltd.	384,238	2,683,532
Ashok Leyland Ltd.	3,912,827	6,518,709
Asian Paints Ltd.	694,991	19,351,489
Astra Microwave Products Ltd.	88,506	1,647,097
Astral Ltd.	107,281	1,513,695
AstraZeneca Pharma India Ltd.	95,206	8,274,060
Atul Ltd.	19,757	1,349,259
AU Small Finance Bank Ltd. (c)	483,779	5,300,123
AurionPro Solutions Ltd.	26,876	243,381
Aurobindo Pharma Ltd.	823,692	13,737,373
Avalon Technologies Ltd. (a) (c)	27,830	529,765
Avantel Ltd.	556,307	1,052,684
Avanti Feeds Ltd.	55,107	542,811
Avenue Supermarts Ltd. (a) (c)	255,798	11,838,042
AvenuesAI Ltd. (a)	4,609,224	802,949
AWL Agri Business Ltd.	214,035	415,165
Axis Bank Ltd.	4,032,741	57,330,776
Bajaj Auto Ltd.	136,919	14,053,693
Bajaj Finance Ltd.	4,817,114	51,130,987
Bajaj Finserv Ltd.	747,278	14,053,685
Bajaj Hindusthan Sugar Ltd. (a)	3,143,574	586,148
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bajaj Holdings & Investment Ltd.	41,329	$4,629,381
Balkrishna Industries Ltd.	120,136	2,767,251
Balrampur Chini Mills Ltd.	1,083,006	6,349,272
Bandhan Bank Ltd. (c)	1,889,965	4,076,676
BASF India Ltd.	19,803	753,930
Bata India Ltd.	12,326	89,061
Bayer CropScience Ltd.	19,776	866,282
Berger Paints India Ltd.	334,144	1,800,646
Bharat Dynamics Ltd.	85,491	1,235,870
Bharat Electronics Ltd.	5,492,016	23,892,268
Bharat Forge Ltd.	326,588	7,397,492
Bharat Heavy Electricals Ltd.	3,950,790	17,283,369
Bharat Petroleum Corp. Ltd.	1,783,357	5,718,838
Bharti Airtel Ltd.	4,723,687	92,419,014
Biocon Ltd.	1,090,223	4,817,730
Birlasoft Ltd.	498,766	1,508,542
Blue Jet Healthcare Ltd.	140,578	779,976
Bombay Dyeing & Manufacturing Co. Ltd.	237,747	333,317
Borosil Renewables Ltd. (a)	54,736	348,248
Bosch Home Comfort India Ltd.	5,216	75,062
Bosch Ltd.	3,608	1,520,823
Britannia Industries Ltd.	334,727	18,198,767
Camlin Fine Sciences Ltd. (a)	130,263	183,549
Can Fin Homes Ltd.	229,978	2,108,726
Caplin Point Laboratories Ltd.	180,896	5,018,373
Carborundum Universal Ltd.	14,354	178,662
Care Ratings Ltd.	45,125	786,766
Cartrade Tech Ltd. (a)	99,891	2,841,855
Carysil Ltd.	46,300	586,070
Castrol India Ltd.	571,934	1,114,337
Ceat Ltd.	21,636	796,012
Central Bank of India Ltd.	732,913	251,870
CG Power & Industrial Solutions Ltd.	1,151,639	11,584,065
Chalet Hotels Ltd.	152,698	1,314,549
Chambal Fertilisers & Chemicals Ltd.	137,076	677,642
Chennai Petroleum Corp. Ltd.	97,209	1,187,452
Cholamandalam Investment & Finance Co. Ltd.	643,322	12,163,880
CIE Automotive India Ltd.	20,025	96,847
Cipla Ltd.	1,192,751	18,464,826
City Union Bank Ltd.	215,478	474,850
Coal India Ltd.	2,539,736	11,779,905
Coforge Ltd.	344,589	5,335,630
Cohance Lifesciences Ltd. (a)	767,166	3,696,888
Colgate-Palmolive India Ltd.	126,649	2,673,097
Computer Age Management Services Ltd.	14,452	121,659
Container Corp. of India Ltd.	241,406	1,212,019
CORE Education & Technologies Ltd. (a) (e)	9,253	—
Coromandel International Ltd.	128,361	2,718,859
Craftsman Automation Ltd.	2,713	271,132
CreditAccess Grameen Ltd. (a)	83,265	1,310,214
CRISIL Ltd.	26,627	1,147,401
Security Description	Shares	Value
Crompton Greaves Consumer Electricals Ltd.	560,446	$1,626,712
Cummins India Ltd.	62,165	3,716,749
Cupid Ltd. (a)	2,358,960	4,733,184
Cyient Ltd.	51,063	470,367
Dabur India Ltd.	987,751	4,405,599
Dalmia Bharat Ltd.	34,183	614,118
Data Patterns India Ltd.	38,362	1,824,428
DCB Bank Ltd.	3,102,546	6,070,136
DCM Shriram Ltd.	55,222	586,763
Deepak Fertilisers & Petrochemicals Corp. Ltd.	78,925	1,299,120
Deepak Nitrite Ltd.	224,356	3,665,209
Delhivery Ltd. (a)	258,792	1,290,560
Diamond Power Infrastructure Ltd. (a)	642,603	1,421,131
Dilip Buildcon Ltd. (c)	24,341	115,329
Dish TV India Ltd. (a)	2,902,421	92,599
Dishman Carbogen Amcis Ltd. (a)	226,009	418,717
Divi's Laboratories Ltd.	205,079	14,253,460
Dixon Technologies India Ltd.	64,642	8,140,110
DLF Ltd.	652,800	4,276,083
Dr. Lal PathLabs Ltd. (c)	95,355	1,658,308
Dr. Reddy's Laboratories Ltd. ADR (b)	1,462,431	21,190,625
Dynamatic Technologies Ltd.	3,889	426,990
Easy Trip Planners Ltd. (a)	2,364,036	172,323
Edelweiss Financial Services Ltd.	901,405	1,150,435
Eicher Motors Ltd.	199,144	14,881,298
EID Parry India Ltd. (a)	91,688	691,544
Elecon Engineering Co. Ltd.	179,196	1,010,523
Elgi Equipments Ltd.	330,248	2,086,667
Emami Ltd.	103,509	442,101
Embassy Developments Ltd. (a)	822,115	539,515
Embassy Office Parks REIT	339,944	1,573,115
eMudhra Ltd.	36,394	171,476
Endurance Technologies Ltd. (c)	21,917	619,037
Enviro Infra Engineers Ltd. (a)	375,096	886,555
Epigral Ltd.	17,040	195,154
EPL Ltd.	172,421	409,473
Equitas Small Finance Bank Ltd. (a) (c)	245,774	195,796
Era Infra Engineering Ltd. (a) (e)	5	—
Escorts Kubota Ltd.	92,706	2,875,334
Eternal Ltd. (a)	8,238,178	23,028,213
Eureka Forbes Ltd. (a)	50,440	244,317
Exide Industries Ltd.	188,821	773,167
FDC Ltd.	404,264	1,810,158
Federal Bank Ltd.	926,332	3,229,874
Fertilisers & Chemicals Travancore Ltd.	57,265	528,011
FIEM Industries Ltd.	14,320	342,090
Fine Organic Industries Ltd.	16,542	925,463
Finolex Cables Ltd.	31,223	385,724
Finolex Industries Ltd.	210,489	388,852
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Firstsource Solutions Ltd.	61,170	$147,628
Force Motors Ltd.	3,222	632,427
Fortis Healthcare Ltd.	1,171,479	11,843,034
FSN E-Commerce Ventures Ltd. (a)	792,318	2,601,894
Gabriel India Ltd.	90,527	1,185,206
GAIL India Ltd.	7,439,917	13,633,478
Gammon India Ltd. (a) (e)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	80,876	2,329,253
Gateway Distriparks Ltd.	2,824,804	1,726,358
GE Vernova T&D India Ltd.	68,959	3,601,709
Genus Power Infrastructures Ltd.	75,283	238,116
Gitanjali Gems Ltd. (a) (e)	3,573	—
Gland Pharma Ltd. (c)	24,109	635,461
Glenmark Pharmaceuticals Ltd.	192,554	4,483,968
GMM Pfaudler Ltd.	14,047	117,166
Godawari Power & Ispat Ltd.	404,422	1,092,244
Godfrey Phillips India Ltd.	78,759	1,808,086
Godrej Consumer Products Ltd.	436,359	4,655,910
Godrej Industries Ltd. (a)	1,189,241	14,758,291
Godrej Properties Ltd. (a)	72,004	1,419,865
Gokaldas Exports Ltd. (a)	105,903	976,981
Goodluck India Ltd.	89,010	1,398,263
Granules India Ltd.	894,409	7,684,214
Graphite India Ltd.	189,987	1,231,138
Grasim Industries Ltd.	532,136	17,427,038
Gravita India Ltd. (a)	17,079	294,132
Great Eastern Shipping Co. Ltd.	17,163	268,907
Grindwell Norton Ltd.	25,361	580,342
Gujarat Ambuja Exports Ltd.	102,494	179,015
Gujarat Fluorochemicals Ltd.	46,713	1,956,188
Gujarat Gas Ltd.	480,015	1,658,472
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	62,809	360,563
Gujarat NRE Coke Ltd. (a) (e)	25,505	—
Gulshan Chemfill Ltd. (a)	12,547	4,153
Happiest Minds Technologies Ltd.	34,073	122,763
Havells India Ltd.	437,427	5,357,235
HBL Engineering Ltd.	88,630	760,518
HCL Technologies Ltd.	2,252,240	25,501,613
HDFC Asset Management Co. Ltd. (c)	47,069	1,319,302
HDFC Bank Ltd.	17,141,208	144,496,171
HDFC Life Insurance Co. Ltd. (c)	1,375,640	8,368,611
HEG Ltd.	258,587	1,411,511
Hemisphere Properties India Ltd. (a)	286,143	419,184
Hero MotoCorp Ltd.	381,393	19,316,888
HFCL Ltd.	1,246,045	2,801,861
Himadri Speciality Chemical Ltd.	725,854	5,208,182
Hindalco Industries Ltd.	2,285,160	23,093,312
Hindustan Aeronautics Ltd.	132,067	6,112,609
Hindustan Construction Co. Ltd. (a)	12,478,687	3,381,392
Security Description	Shares	Value
Hindustan Oil Exploration Co. Ltd. (a)	204,942	$348,293
Hindustan Petroleum Corp. Ltd.	816,829	3,403,787
Hindustan Unilever Ltd.	1,655,512	37,045,762
Hindustan Zinc Ltd.	54,790	308,596
Hindware Home Innovation Ltd. (a)	65,931	181,219
Hitachi Energy India Ltd.	17,258	6,366,547
Honeywell Automation India Ltd. (a)	2,896	1,215,657
ICICI Bank Ltd.	10,000	145,280
ICICI Bank Ltd. ADR	4,237,739	123,021,563
ICICI Lombard General Insurance Co. Ltd. (c)	348,771	6,417,309
ICICI Prudential Life Insurance Co. Ltd. (c)	377,546	1,946,186
IDFC First Bank Ltd.	3,206,949	2,693,046
IFB Industries Ltd. (a)	19,772	268,970
IFCI Ltd. (a)	2,467,631	1,952,025
IIFL Capital Services Ltd.	90,685	323,955
IIFL Finance Ltd.	176,472	946,690
India Cements Ltd. (a)	91,741	365,428
IndiaMart InterMesh Ltd. (c)	18,174	366,019
Indian Energy Exchange Ltd. (c)	678,950	897,508
Indian Hotels Co. Ltd.	2,275,767	17,164,645
Indian Oil Corp. Ltd.	4,591,703	6,761,040
Indian Overseas Bank (a)	715,170	257,558
Indian Railway Catering & Tourism Corp. Ltd.	170,422	905,413
Indian Railway Finance Corp. Ltd. (c)	1,892,452	1,809,909
Indo Count Industries Ltd.	81,876	379,069
Indraprastha Gas Ltd.	999,891	1,740,590
Indus Towers Ltd. (a)	1,459,925	6,041,202
IndusInd Bank Ltd.	644,700	6,294,524
Info Edge India Ltd.	645,774	6,672,040
Infosys Ltd. ADR (b)	5,470,083	57,381,171
Inox Wind Ltd. (a)	1,499,994	1,428,071
Intellect Design Arena Ltd.	249,332	1,889,243
InterGlobe Aviation Ltd. (c)	143,009	8,110,497
ION Exchange India Ltd.	88,691	382,465
Ipca Laboratories Ltd.	188,316	3,384,003
IRB Infrastructure Developers Ltd.	1,828,686	413,807
ITC Hotels Ltd.	363,383	690,959
ITC Ltd.	4,031,174	12,220,163
IVRCL Ltd. (a) (e)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	1,102,934	414,217
Jaiprakash Power Ventures Ltd. (a)	17,839,487	3,330,107
Jammu & Kashmir Bank Ltd.	144,534	236,272
JB Chemicals & Pharmaceuticals Ltd.	58,669	1,422,987
JBM Auto Ltd.	76,729	565,586
Jet Airways India Ltd. (a)	8,634	3,116
Jindal Saw Ltd.	658,253	1,818,391
Jindal Stainless Ltd.	420,112	3,074,101
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Jindal Steel Ltd.	510,863	$5,721,245
Jio Financial Services Ltd.	4,421,860	11,044,986
JK Cement Ltd.	16,832	968,128
JK Paper Ltd.	62,905	233,222
JK Tyre & Industries Ltd.	159,031	662,022
JM Financial Ltd.	257,244	332,389
JSW Energy Ltd.	820,398	5,054,103
JSW Steel Ltd.	1,379,688	17,875,256
JTEKT India Ltd.	79,635	114,608
JTL Industries Ltd.	394,773	331,929
Jubilant Foodworks Ltd.	825,416	3,641,435
Jubilant Ingrevia Ltd.	123,618	794,269
Jubilant Pharmova Ltd.	135,019	1,384,869
Jupiter Wagons Ltd. (a)	216,298	611,931
Just Dial Ltd. (a)	70,699	392,076
Kalyan Jewellers India Ltd.	243,946	996,568
Kaynes Technology India Ltd. (a)	43,105	1,421,628
KEI Industries Ltd.	253,371	14,527,670
Kfin Technologies Ltd.	87,948	817,427
Kirloskar Brothers Ltd.	38,650	838,421
Kirloskar Ferrous Industries Ltd.	50,840	248,269
Kirloskar Industries Ltd.	3,083	127,513
Kirloskar Oil Engines Ltd.	51,198	1,278,615
Kotak Mahindra Bank Ltd.	9,490,154	39,325,608
KPI Green Energy Ltd. (c)	213,578	898,118
KPIT Technologies Ltd.	415,914	2,950,673
KRN Heat Exchanger & Refrigeration Ltd. (a)	112,377	1,487,062
Kwality Wall's India Ltd. (a)	1,589,402	589,527
L&T Finance Ltd.	159,326	523,043
L&T Technology Services Ltd. (c)	41,121	1,363,970
Lanco Infratech Ltd. (a) (e)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,119,120	48,681,720
Laurus Labs Ltd. (c)	378,498	6,067,404
Le Travenues Technology Ltd. (a)	468,322	972,921
Lemon Tree Hotels Ltd. (a) (c)	711,439	876,721
LIC Housing Finance Ltd.	798,222	4,756,002
Linde India Ltd.	65,857	5,086,487
Lloyds Engineering Works Ltd.	1,022,321	934,530
Lloyds Metals & Energy Ltd.	188,170	3,598,853
Lodha Developers Ltd. (c)	189,483	1,912,170
LTM Ltd. (c)	133,503	4,989,857
Lumax Auto Technologies Ltd.	104,140	1,687,209
Lupin Ltd.	431,254	11,020,676
LUX Industries Ltd.	113,796	1,473,140
Mahanagar Gas Ltd.	12,725	157,835
Mahindra & Mahindra Financial Services Ltd.	1,377,224	4,594,687
Mahindra & Mahindra Ltd. GDR	1,303,863	41,723,616
Maithan Alloys Ltd.	23,503	256,361
MakeMyTrip Ltd. (a) (b)	78,128	4,163,441
Manappuram Finance Ltd.	768,519	2,632,127
Mangalore Refinery & Petrochemicals Ltd.	392,567	618,137
Security Description	Shares	Value
Manpasand Beverages Ltd. (a) (e)	64,129	$—
Marico Ltd.	525,500	4,642,459
Marksans Pharma Ltd.	3,335,550	9,613,178
Maruti Suzuki India Ltd.	264,732	39,475,402
Max Financial Services Ltd. (a)	305,318	5,109,128
Max Healthcare Institute Ltd.	880,032	10,498,513
Mazagon Dock Shipbuilders Ltd.	148,605	3,919,418
Metropolis Healthcare Ltd. (c)	120,336	686,672
Minda Corp. Ltd.	120,338	885,830
Morepen Laboratories Ltd.	1,012,873	632,599
Moschip Technologies Ltd. (a)	661,593	1,443,209
Motherson Sumi Wiring India Ltd.	3,651,984	1,547,851
Mphasis Ltd.	61,516	1,404,762
MRF Ltd.	6,782	9,157,899
Multi Commodity Exchange of India Ltd.	500,397	14,998,364
Muthoot Finance Ltd.	157,949	5,001,339
National Aluminium Co. Ltd.	1,770,670	6,352,498
Navin Fluorine International Ltd.	81,680	6,633,028
Nazara Technologies Ltd. (a)	234,553	751,045
NCC Ltd.	718,258	1,124,598
Nestle India Ltd.	1,076,200	15,976,085
Netweb Technologies India Ltd.	79,168	3,795,531
Network18 Media & Investments Ltd. (a)	797,542	266,160
Neuland Laboratories Ltd.	6,860	1,346,436
NHPC Ltd.	858,140	737,307
NIIT Learning Systems Ltd.	198,695	495,464
NIIT Ltd.	190,808	202,824
Nippon Life India Asset Management Ltd. (c)	233,713	2,868,985
NMDC Ltd.	2,668,728	2,400,928
NMDC Steel Ltd. (a)	681,218	308,373
NTPC Ltd.	6,310,544	23,776,518
Nuvama Wealth Management Ltd.	44,333	846,019
Oberoi Realty Ltd.	87,521	1,635,793
Oil & Natural Gas Corp. Ltd.	8,931,764	22,164,579
Oil India Ltd.	712,288	3,137,465
Olectra Greentech Ltd.	44,136	699,210
One 97 Communications Ltd. (a)	473,013	5,704,114
Onesource Specialty Pharma Ltd. (a)	156,983	2,732,728
Opto Circuits India Ltd. (a)	3,157,839	60,048
Orient Electric Ltd.	218,571	405,144
Orissa Minerals Development Co. Ltd. (a)	19,560	828,966
Page Industries Ltd.	10,189	4,453,037
Paisalo Digital Ltd.	964,696	602,306
Paradeep Phosphates Ltd. (c)	1,074,189	1,543,671
Patanjali Foods Ltd.	356,408	1,547,681
Patel Engineering Ltd. (a)	241,766	89,214
PB Fintech Ltd. (a)	333,932	5,745,287
PCBL Chemical Ltd.	425,112	1,442,283
Persistent Systems Ltd.	100,032	4,572,091
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Petronet LNG Ltd.	1,308,818	$3,882,537
Pfizer Ltd.	40,689	1,908,273
PG Electroplast Ltd.	490,173	2,762,114
Phoenix Mills Ltd.	152,058	3,130,194
PI Industries Ltd.	82,956	2,239,211
Pidilite Industries Ltd.	532,346	8,957,096
Piramal Finance Ltd.	120,306	2,750,451
Piramal Pharma Ltd.	828,042	1,470,393
PNB Housing Finance Ltd. (c)	113,680	1,247,062
Poly Medicure Ltd.	9,286	165,534
Polycab India Ltd.	12,875	1,354,844
Pondy Oxides & Chemicals Ltd.	75,351	1,094,459
Poonawalla Fincorp Ltd. (a)	244,137	1,137,524
Power Finance Corp. Ltd.	652,097	2,922,971
Power Grid Corp. of India Ltd.	6,542,522	19,788,176
Praj Industries Ltd.	129,205	478,963
Prakash Industries Ltd.	600,956	884,178
Premier Explosives Ltd.	160,582	1,367,238
Prestige Estates Projects Ltd.	186,091	3,075,870
Pricol Ltd.	199,623	1,270,172
Prism Johnson Ltd. (a)	545,815	677,809
Procter & Gamble Health Ltd.	13,565	906,614
PTC India Ltd.	2,042,656	3,905,396
Punj Lloyd Ltd. (a) (e)	739,833	—
Quality Power Electrical Equipments Ltd.	99,266	1,282,946
Quess Corp. Ltd. (c)	175,127	495,102
Radico Khaitan Ltd.	273,764	11,410,840
Rail Vikas Nigam Ltd.	771,269	1,921,517
Rain Industries Ltd.	395,387	759,457
Rajesh Exports Ltd. (a)	326,355	316,568
Rajratan Global Wire Ltd.	19,374	90,342
Rallis India Ltd.	217,128	510,439
Ramkrishna Forgings Ltd.	122,187	729,182
Rategain Travel Technologies Ltd. (a)	107,148	1,017,784
RattanIndia Enterprises Ltd. (a)	1,514,287	533,671
RattanIndia Power Ltd. (a)	11,975,346	1,143,657
Raymond Ltd. (a)	117,901	724,654
Raymond Realty Ltd. (a)	109,005	713,044
RBL Bank Ltd. (c)	566,032	2,206,812
REC Ltd.	794,058	3,051,787
Redington Ltd.	613,517	1,790,021
Redtape Ltd.	381,311	548,530
Refex Industries Ltd.	321,181	1,208,601
REI Agro Ltd. (a) (e)	1,873,023	—
Relaxo Footwears Ltd.	96,467	413,501
Reliance Industries Ltd. GDR (c)	2,506,492	138,859,657
Reliance Power Ltd. (a)	6,283,144	1,648,799
Religare Enterprises Ltd. (a)	202,091	576,990
ReNew Energy Global PLC Class A (a)	107,615	672,594
Repco Home Finance Ltd.	93,646	413,281
Responsive Industries Ltd.	65,095	134,435
RITES Ltd.	208,824	451,164
Safari Industries India Ltd.	16,174	272,361
Security Description	Shares	Value
SAI Life Sciences Ltd. (a) (c)	293,607	$3,828,480
Sammaan Capital Ltd. (a)	761,302	1,396,355
Samvardhana Motherson International Ltd.	5,033,886	7,876,386
Sandur Manganese & Iron Ores Ltd.	249,280	534,197
Sanghvi Movers Ltd.	111,885	518,181
SBI Cards & Payment Services Ltd.	394,265	2,470,749
SBI Life Insurance Co. Ltd. (c)	534,001	9,960,892
Schaeffler India Ltd.	35,791	1,584,149
Schneider Electric Infrastructure Ltd. (a)	500,396	7,190,446
Sharda Cropchem Ltd.	41,296	383,670
Shilpa Medicare Ltd.	449,460	2,841,331
Shivalik Bimetal Controls Ltd.	30,153	242,237
Shree Cement Ltd.	9,892	2,638,668
Shree Renuka Sugars Ltd. (a)	1,895,731	443,198
Shriram Finance Ltd.	1,725,503	18,997,007
Siemens Ltd. (a)	266,082	10,119,176
Sigachi Industries Ltd.	3,780,164	951,643
SJS Enterprises Ltd.	66,231	1,551,894
SML Mahindra Ltd.	25,002	1,082,395
Sobha Ltd.	16,163	235,379
Solar Industries India Ltd.	10,506	2,075,035
Solara Active Pharma Sciences Ltd. (a)	167,545	1,018,983
Sona Blw Precision Forgings Ltd. (c)	373,098	2,443,339
SRF Ltd.	168,275	4,869,124
Star Health & Allied Insurance Co. Ltd. (a)	36,036	224,210
State Bank of India GDR	357,705	38,775,222
Steel Authority of India Ltd.	2,028,210	3,717,291
Steel Strips Wheels Ltd.	178,799	435,727
Sterling & Wilson Renewable (a)	406,262	1,048,930
Sterlite Technologies Ltd. (a)	309,510	2,005,335
Strides Pharma Science Ltd.	337,742	3,899,462
Sudarshan Chemical Industries Ltd.	102,221	952,463
Sumitomo Chemical India Ltd.	53,830	239,327
Sun Pharma Advanced Research Co. Ltd. (a)	407,488	1,010,554
Sun Pharmaceutical Industries Ltd.	2,203,355	43,353,083
Sun TV Network Ltd.	251,442	1,369,455
Sundaram Finance Ltd.	48,960	2,330,984
Sundram Fasteners Ltd.	124,441	1,228,059
Sunflag Iron & Steel Co. Ltd.	87,559	314,545
Supreme Industries Ltd.	61,887	2,064,540
Suryoday Small Finance Bank Ltd. (a)	127,640	236,797
Suzlon Energy Ltd. (a)	15,588,096	9,699,461
Swan Corp. Ltd.	508,013	1,682,218
Swiggy Ltd. (a)	1,102,910	2,788,770
Symphony Ltd.	33,380	240,197
Syngene International Ltd. (c)	133,594	620,276
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Syrma SGS Technology Ltd.	216,481	$3,193,286
Tanla Platforms Ltd.	92,956	520,564
Tata Communications Ltd.	339,289	7,063,297
Tata Consultancy Services Ltd.	1,709,862	36,695,864
Tata Consumer Products Ltd.	805,322	9,150,811
Tata Elxsi Ltd.	100,570	4,068,857
Tata Motors Ltd./new	2,453,314	10,961,788
Tata Motors Passenger Vehicles Ltd.	2,628,413	9,779,625
Tata Power Co. Ltd.	4,877,334	19,863,058
Tata Steel Ltd.	12,068,068	23,975,817
Tata Teleservices Maharashtra Ltd. (a)	1,188,947	537,709
TD Power Systems Ltd.	182,402	2,386,133
TeamLease Services Ltd. (a)	33,363	509,334
Tech Mahindra Ltd.	1,026,167	15,227,930
Technocraft Industries India Ltd.	15,058	408,016
Tejas Networks Ltd. (a) (c)	393,663	2,547,240
Texmaco Rail & Engineering Ltd.	182,385	207,435
Thermax Ltd.	29,721	1,619,982
Thirumalai Chemicals Ltd. (a)	61,484	108,368
Thyrocare Technologies Ltd. (c)	499,735	2,899,937
Timken India Ltd.	47,465	1,747,844
Titagarh Rail System Ltd.	109,796	1,021,536
Titan Co. Ltd.	644,636	29,991,701
Torrent Pharmaceuticals Ltd.	104,164	5,084,032
Torrent Power Ltd.	82,196	1,228,615
Transrail Lighting Ltd.	200,037	1,081,981
Trent Ltd.	402,448	13,956,193
Trident Ltd.	2,994,616	826,330
Triveni Turbine Ltd.	27,696	201,812
Tube Investments of India Ltd.	149,733	4,791,804
TVS Motor Co. Ltd.	243,548	8,903,796
Ujjivan Small Finance Bank Ltd. (a) (c)	1,837,477	1,146,255
UltraTech Cement Ltd.	201,794	23,989,202
Union Bank of India Ltd.	129,576	236,035
United Breweries Ltd.	153,227	2,164,243
United Spirits Ltd.	788,526	11,249,098
UNO Minda Ltd.	363,423	4,176,387
UPL Ltd.	852,404	5,143,668
Usha Martin Ltd.	494,986	2,598,371
UTI Asset Management Co. Ltd.	66,357	655,517
VA Tech Wabag Ltd.	204,421	4,338,767
Vaibhav Global Ltd.	204,973	496,437
Valor Estate Ltd. (a)	112,314	131,584
Vardhman Textiles Ltd.	97,878	657,785
Varun Beverages Ltd.	1,141,895	6,122,718
Vedanta Aluminium Metal Ltd. (a)	1,698,546	8,047,116
Vedanta Iron & Steel Ltd. (a)	1,698,546	632,702
Vedanta Ltd.	1,698,546	5,037,747
Vedanta Oil & Gas Ltd. (a)	1,698,546	578,511
Vedanta Power Ltd. (a)	1,698,546	722,780
Veedol Corp. Ltd.	22,655	345,430
Venky's India Ltd.	27,401	414,465
Security Description	Shares	Value
Venus Pipes & Tubes Ltd. (c)	18,222	$333,125
Vesuvius India Ltd.	66,582	322,117
Videocon Industries Ltd. (a) (e)	1,170,924	—
Vimta Labs Ltd.	398,923	2,476,128
Vinati Organics Ltd.	19,502	275,269
VIP Industries Ltd. (a)	161,587	521,759
Viyash Scientific Ltd. (a)	1,597,144	4,669,506
VL E-Governance & IT Solutions Ltd. (a)	60,356	7,562
V-Mart Retail Ltd. (a)	174,764	1,438,323
Vodafone Idea Ltd. (a)	22,572,936	3,448,225
Voltamp Transformers Ltd.	3,024	331,587
Voltas Ltd.	204,829	2,764,557
VST Industries Ltd.	487,404	1,340,301
Waaree Renewable Technologies Ltd. (a)	87,315	939,253
Welspun Corp. Ltd.	225,754	3,629,617
Welspun Living Ltd. (a)	362,958	609,054
Westlife Foodworld Ltd.	165,398	854,259
Wheels India Ltd.	15,321	289,073
Whirlpool of India Ltd.	8,566	73,530
Wipro Ltd. ADR (b)	6,809,578	15,321,551
Wockhardt Ltd. (a)	290,554	5,959,106
Yes Bank Ltd. (a)	15,781,577	4,031,308
Zee Entertainment Enterprises Ltd.	1,380,942	1,510,070
Zen Technologies Ltd.	40,606	760,740
Zensar Technologies Ltd.	122,586	550,777
Zydus Lifesciences Ltd.	277,629	3,263,196
		2,773,037,320
INDONESIA — 0.8%
Alamtri Minerals Indonesia Tbk. PT	11,134,600	837,586
Alamtri Resources Indonesia Tbk. PT	19,802,400	2,502,988
Amman Mineral Internasional PT (a)	3,691,000	639,938
Aneka Tambang Persero Tbk. PT	4,941,000	715,727
Astra International Tbk. PT	38,122,651	9,637,270
Avia Avian Tbk. PT	13,325,200	232,520
Bank Central Asia Tbk. PT	86,720,348	26,918,229
Bank Danamon Indonesia Tbk. PT	7,720,818	1,619,299
Bank Jago Tbk. PT (a)	6,673,900	360,196
Bank Mandiri Persero Tbk. PT	79,179,474	17,049,272
Bank Negara Indonesia Persero Tbk. PT	11,745,700	2,075,862
Bank Pan Indonesia Tbk. PT	5,988,800	296,426
Bank Rakyat Indonesia Persero Tbk. PT	120,430,167	18,387,828
Bank Syariah Indonesia Persero Tbk. PT	1,937,714	184,776
Barito Pacific Tbk. PT (a)	68,832,521	4,946,856
Barito Renewables Energy Tbk. PT (a)	3,245,800	560,935
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bumi Resources Minerals Tbk. PT (a)	99,897,860	$2,648,299
Bumi Serpong Damai Tbk. PT (a)	11,519,000	351,110
Chandra Asri Pacific Tbk. PT	7,978,556	738,507
Charoen Pokphand Indonesia Tbk. PT	12,711,700	2,417,214
Ciputra Development Tbk. PT (a)	17,968,552	557,749
Dian Swastatika Sentosa Tbk. PT (a)	17,796,600	791,292
Elang Mahkota Teknologi Tbk. PT	42,833,800	1,164,274
ESSA Industries Indonesia Tbk. PT	14,552,300	419,152
Indah Kiat Pulp & Paper Tbk. PT (a)	2,412,000	954,413
Indocement Tunggal Prakarsa Tbk. PT	1,666,300	387,685
Indofood Sukses Makmur Tbk. PT	16,475,218	6,150,564
Indosat Tbk. PT	29,444,000	2,848,888
Indosterling Technomedia Tbk. PT (a)	594,000	1,661
Japfa Comfeed Indonesia Tbk. PT	3,341,300	363,469
Kalbe Farma Tbk. PT	60,369,461	2,582,922
Mayora Indah Tbk. PT	17,740,107	1,820,643
MD Entertainment Tbk. PT (a)	2,321,820	201,926
Medco Energi Internasional Tbk. PT	38,145,829	2,186,772
Merdeka Copper Gold Tbk. PT (a)	18,474,668	2,500,486
Mitra Keluarga Karyasehat Tbk. PT	4,732,500	447,311
Modernland Realty Tbk. PT (a)	5,400	15
Pabrik Kertas Tjiwi Kimia Tbk. PT (a)	1,005,338	303,626
Pakuwon Jati Tbk. PT	16,081,500	215,859
Pantai Indah Kapuk Dua Tbk. PT	2,439,365	787,882
Perusahaan Gas Negara Persero Tbk. PT	40,753,600	3,111,223
Petrindo Jaya Kreasi Tbk. PT (a)	22,221,400	658,688
Pollux Properties Indonesia Tbk. PT (a)	44,400	278
Samudera Indonesia Tbk. PT	11,839,100	180,103
Semen Indonesia Persero Tbk. PT	3,000,754	237,476
Sigmagold Inti Perkasa Tbk. PT (a) (e)	1,312,600	—
Solusi Sinergi Digital Tbk. PT (a)	6,853,500	615,205
Sumber Alfaria Trijaya Tbk. PT	25,394,000	1,945,737
Summarecon Agung Tbk. PT	14,405,911	219,150
Surya Semesta Internusa Tbk. PT	9,989,100	835,218
Telkom Indonesia Persero Tbk. PT	90,594,400	11,906,982
Transcoal Pacific Tbk. PT	1,056,800	416,691
Unilever Indonesia Tbk. PT	9,748,200	984,088
Security Description	Shares	Value
United Tractors Tbk. PT	4,637,422	$5,965,364
Vale Indonesia Tbk. PT	2,050,341	472,450
XLSMART Telecom Sejahtera Tbk. PT	1,473,432	195,304
		145,551,384
IRAQ — 0.0% *
United Energy Group Ltd. (a) (b)	10,730,000	458,369
KUWAIT — 0.7%
A'ayan Leasing & Investment Co. KSCP	2,368,559	2,133,079
Agility Global PLC	1,454,242	696,880
Agility Public Warehousing Co. KSCC	1,862,554	865,745
Al Ahli Bank of Kuwait KSCP	380,168	319,056
Al Mazaya Holding Co. KSCP (a)	3,106,225	793,100
Alimtiaz Group holding Co. K.S.C.P (a)	738,777	180,044
Arabi Group Holding KSC (a) (e)	422,759	394,034
Boubyan Bank KSCP	2,208,482	4,519,618
Boubyan Petrochemicals Co. KSCP (a)	1,111,196	2,489,251
Burgan Bank SAK	680,826	404,364
Gulf Bank KSCP	3,996,602	4,553,907
Gulf Cables & Electrical Industries Group Co. KSCP	88,394	521,005
Heavy Engineering & Ship Building Co. KSCP Class B	310,444	700,453
Humansoft Holding Co. KSC	393,166	3,033,140
Integrated Holding Co. KCSC	767,473	1,065,247
Kuwait Finance House KSCP	10,501,589	25,999,738
Kuwait Projects Co. Holding KSCP	632,089	157,512
Kuwait Real Estate Co. KSC (a)	10,313,169	11,651,418
Mabanee Co. KPSC	1,122,057	3,342,991
Mezzan Holding Co. KSCC	57,287	196,751
Mobile Telecommunications Co. KSCP	3,020,731	5,947,856
National Bank of Kuwait SAKP	14,900,878	38,767,294
National Industries Group Holding SAK	3,554,182	2,718,984
National Investments Co. KSCP	4,063,140	3,449,341
Warba Bank KSCP	9,615,588	8,659,616
		123,560,424
MALAYSIA — 1.6%
Aeon Co. M Bhd.	13,685,148	3,524,072
AEON Credit Service M Bhd.	674,900	963,315
Alliance Bank Malaysia Bhd.	13,589,770	15,831,124
Axiata Group Bhd.	4,832,438	2,500,661
Bursa Malaysia Bhd.	3,941,847	8,217,216
Carlsberg Brewery Malaysia Bhd. Class B	1,049,020	4,229,525
CelcomDigi Bhd.	14,446,129	9,459,513
Chin Hin Group Bhd. (a)	1,483,300	760,294
CIMB Group Holdings Bhd.	10,881,379	19,774,621
Dagang NeXchange Bhd. (a)	4,326,600	440,353
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dialog Group Bhd.	10,627,406	$4,847,817
Frontken Corp. Bhd.	2,998,200	3,647,105
Gamuda Bhd.	6,953,238	7,452,029
Genting Bhd.	8,879,800	4,703,953
Greatech Technology Bhd. (a)	1,276,800	817,277
Hartalega Holdings Bhd.	3,037,800	737,565
Hextar Industries Bhd. (a)	1,656,700	109,702
Hong Leong Bank Bhd.	278,200	1,460,081
IHH Healthcare Bhd.	3,381,100	6,965,356
IJM Corp. Bhd.	1,946,300	1,078,759
Inari Amertron Bhd.	3,742,500	2,074,322
IOI Corp. Bhd.	14,474,362	14,980,210
IOI Properties Group Bhd.	13,646,462	13,186,281
Kossan Rubber Industries Bhd.	2,370,900	598,903
KPJ Healthcare Bhd.	5,117,380	4,078,844
Kuala Lumpur Kepong Bhd.	19,678	102,118
Lingkaran Trans Kota Holdings Bhd. (a) (e)	672,300	—
Magnum Bhd.	10,619,743	3,281,637
Malayan Banking Bhd.	9,466,491	25,027,289
Malaysian Pacific Industries Bhd.	305,500	3,720,694
Malaysian Resources Corp. Bhd.	23,678,559	1,887,316
Maxis Bhd.	325,900	270,151
Mega First Corp. Bhd.	664,400	469,276
MISC Bhd.	352,600	674,502
NEXG Bhd.	5,587,700	370,001
OSK Holdings Bhd.	31,193,513	14,917,805
Padini Holdings Bhd.	873,250	304,112
Pavilion Real Estate Investment Trust	4,406,400	1,847,932
Pentamaster Corp. Bhd. (a)	1,680,250	1,969,735
Petronas Chemicals Group Bhd.	3,797,900	3,772,286
Petronas Dagangan Bhd.	704,600	3,265,957
Petronas Gas Bhd.	375,300	1,608,889
PPB Group Bhd.	57,800	131,689
Press Metal Aluminium Holdings Bhd.	3,732,700	7,030,567
Public Bank Bhd.	25,618,100	30,157,420
RHB Bank Bhd.	1,020,078	2,071,428
SD Guthrie Bhd.	3,336,487	4,893,242
Sime Darby Bhd.	3,376,924	1,772,316
Sime Darby Property Bhd.	801,924	283,206
SKP Resources Bhd.	1,467,525	100,774
SP Setia Bhd. Group	506,563	120,507
Sports Toto Bhd.	7,171,321	2,268,793
Sunway Real Estate Investment Trust	4,768,400	2,584,467
Supermax Corp. Bhd. (a)	4,610,701	305,307
Telekom Malaysia Bhd.	2,400,647	4,380,334
Tenaga Nasional Bhd.	3,613,200	12,653,954
TIME dotCom Bhd.	60,900	92,153
Top Glove Corp. Bhd.	7,444,800	1,250,690
Uchi Technologies Bhd.	212,300	150,471
UEM Sunrise Bhd.	12,602,288	1,823,507
Unisem M Bhd.	305,700	356,119
ViTrox Corp. Bhd.	1,352,400	2,573,789
Security Description	Shares	Value
VS Industry Bhd.	11,117,852	$545,327
WCT Holdings Bhd. (a)	26,023,126	2,616,672
YTL Corp. Bhd.	5,455,770	2,729,558
YTL Power International Bhd.	1,723,500	1,766,825
Zetrix Ai Bhd.	7,826,428	1,458,758
		280,046,471
MEXICO — 2.2%
America Movil SAB de CV	30,339,192	39,326,573
Betterware de Mexico SAPI de CV (b)	87,017	1,565,436
Bolsa Mexicana de Valores SAB de CV	596,474	1,189,620
Cemex SAB de CV (b)	26,414,828	31,745,412
Coca-Cola Femsa SAB de CV	1,427,029	15,099,414
El Puerto de Liverpool SAB de CV Class C1 (b)	726,498	4,266,168
FIBRA Macquarie Mexico REIT (c)	983,881	2,507,880
Fibra Uno Administracion SA de CV REIT	4,799,198	8,231,316
Fomento Economico Mexicano SAB de CV (b)	3,009,721	38,401,448
Gruma SAB de CV Class B (b)	16,279	261,731
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	625,205	15,823,917
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	465,881	14,245,647
Grupo Bimbo SAB de CV (b)	3,019,689	9,876,256
Grupo Financiero Banorte SAB de CV Class O	3,776,030	39,885,077
Grupo Financiero Inbursa SAB de CV Class O (b)	4,309,796	10,250,526
Grupo Mexico SAB de CV	5,020,551	56,958,239
Grupo Televisa SAB (a) (b)	5,684,493	3,113,276
Industrias CH SAB de CV (a) (b)	235,021	2,420,990
Industrias Penoles SAB de CV	361,368	15,805,785
Kimberly-Clark de Mexico SAB de CV Class A	4,180,600	9,266,164
Nemak SAB de CV (a) (b) (c)	3,761,758	706,120
Operadora De Sites Mexicanos SAB de CV Class A-1 (b)	4,009,839	3,958,493
Orbia Advance Corp. SAB de CV (a)	198,903	256,913
Prologis Property Mexico SA de CV REIT	1,377,650	5,976,945
Sare Holding SAB de CV Class B (a) (e)	1,493,393	—
Sigma Foods SAB de CV (b)	9,129,860	8,391,190
Southern Copper Corp. (b)	146,787	25,579,103
Ternium SA ADR (b)	58,005	2,476,813
TV Azteca SAB de CV (a) (b) (e)	7,680,384	—
Wal-Mart de Mexico SAB de CV (b)	6,137,242	18,042,499
		385,628,951
MONACO — 0.0% *
Safe Bulkers, Inc. (b)	283,383	1,788,147
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	475,656	$13,931,964
Credicorp Ltd.	113,733	44,308,102
		58,240,066
PHILIPPINES — 0.3%
Aboitiz Equity Ventures, Inc.	1,595,980	855,593
Alliance Global Group, Inc.	6,381,100	831,820
Ayala Corp.	266,050	1,812,105
Ayala Land, Inc.	17,404,814	4,197,348
Bank of the Philippine Islands	6,177,921	9,664,012
BDO Unibank, Inc.	5,603,065	10,819,019
Bloomberry Resorts Corp. (a)	2,663,700	76,391
Cebu Air, Inc. (a)	2,958,120	1,417,121
Converge Information & Communications Technology Solutions, Inc.	1,276,700	210,530
D&L Industries, Inc.	6,602,305	374,385
JG Summit Holdings, Inc.	4,046,036	1,747,107
Jollibee Foods Corp.	330,030	723,302
Manila Electric Co.	31,350	291,177
Megaworld Corp.	21,198,300	718,469
Monde Nissin Corp. (c)	4,626,600	543,552
PLDT, Inc.	294,532	5,423,190
Puregold Price Club, Inc.	955,280	631,976
SM Investments Corp.	514,825	4,949,434
SM Prime Holdings, Inc.	17,263,190	5,091,474
Universal Robina Corp.	744,060	751,698
		51,129,703
POLAND — 1.3%
11 bit studios SA (a)	3,698	130,847
Allegro.eu SA (a) (c)	478,081	4,809,618
Asseco Poland SA	176,454	7,846,625
Bank Polska Kasa Opieki SA	424,906	25,863,893
CD Projekt SA (a)	90,374	5,395,247
Dino Polska SA (a) (c)	404,752	3,058,105
Erste Bank Polska SA	78,730	13,501,299
Getin Holding SA	54	5
InPost SA (a)	221,820	3,908,081
KGHM Polska Miedz SA	345,730	30,467,580
LPP SA	398	1,935,549
mBank SA (a)	49,053	17,800,203
Modivo SA (a)	26,826	643,307
Orange Polska SA	3,407,486	12,981,417
ORLEN SA	926,891	31,218,165
PGE Polska Grupa Energetyczna SA (a)	1,971,589	4,951,461
PlayWay SA	3,666	239,436
Powszechna Kasa Oszczednosci Bank Polski SA	1,567,340	43,006,624
Powszechny Zaklad Ubezpieczen SA	839,992	14,664,133
		222,421,595
Security Description	Shares	Value
QATAR — 0.6%
Al Meera Consumer Goods Co. QSC	404,834	$1,491,025
Al Rayan Bank	10,043,239	5,665,700
Baladna (a)	615,460	220,254
Commercial Bank PSQC	3,264,751	3,630,590
Doha Bank QPSC	1,197,387	1,019,144
Estithmar Holding QPSC (a)	2,326,822	2,824,651
Ezdan Holding Group QSC (a)	941,745	220,370
Gulf International Services QSC	1,123,601	657,928
Gulf Warehousing Co.	137,506	86,824
Industries Qatar QSC	2,505,987	7,570,958
Lesha Bank LLC (a)	2,856,605	2,330,161
Mannai Corp. QSC	906,342	1,344,204
Mazaya Real Estate Development QPSC (a)	4,686,079	727,172
Medicare Group	776,261	1,205,646
Mesaieed Petrochemical Holding Co.	7,719,094	2,459,255
Nebras Energy	543,298	2,135,291
Ooredoo QPSC	2,731,062	9,938,635
Qatar Aluminum Manufacturing Co.	2,954,322	1,337,194
Qatar Fuel QSC	468,348	1,813,707
Qatar Gas Transport Co. Ltd.	2,132,056	2,515,018
Qatar International Islamic Bank QSC	982,435	2,997,762
Qatar Islamic Bank QPSC	2,067,835	12,409,282
Qatar National Bank QPSC	7,365,357	34,894,921
Qatar Navigation QSC	483,151	1,350,859
Qatari Investors Group QSC	2,741,156	1,045,720
United Development Co. QSC	1,036,702	246,576
Vodafone Qatar PQSC	5,311,818	3,866,058
		106,004,905
ROMANIA — 0.0% *
NEPI Rockcastle NV	488,790	4,368,095
RUSSIA — 0.0%
Mechel PJSC ADR (a) (e)	217,515	—
Rostelecom PJSC ADR (a) (b) (e)	5,355	—
Severstal PAO GDR (a) (e)	486,985	—
Sistema PJSFC GDR (a) (e)	198,224	—
VK IPJSC GDR (a) (e)	52,451	—
		—
SAUDI ARABIA — 2.9%
Abdullah Al Othaim Markets Co.	1,192,302	1,859,600
ACWA Power Co. (a)	244,132	12,605,559
Advanced Petrochemical Co. (a)	101,299	640,061
AFG International Co. (a)	25,862	95,747
Al Hammadi Holding	415,272	2,986,439
Al Jouf Agricultural Development Co.	95,765	1,118,941
Al Khaleej Training & Education Co. (a)	579,363	2,343,851
Al Rajhi Bank	4,451,667	78,080,713
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Al Rajhi Co. for Co-operative Insurance (a)	171,290	$2,366,111
Al Rajhi REIT	670,773	1,462,161
Aldrees Petroleum & Transport Services Co.	104,427	3,168,497
Al-Etihad Cooperative Insurance Co. (a)	660,434	1,195,292
Alinma Bank	1,494,499	9,721,483
Almarai Co. JSC	362,346	4,386,111
Alujain Corp.	115,533	830,244
Arabian Cement Co.	84,233	517,881
BAAN Holding Group Co. (a)	3,023,491	1,649,674
Bank AlBilad	934,707	6,067,684
Banque Saudi Fransi	1,461,356	7,545,594
Basic Chemical Industries Ltd. (a)	461,239	2,975,735
Batic Investments & Logistic Co. (a)	5,740,825	3,453,174
Bawan Co. (a)	579,357	6,214,225
Bupa Arabia for Cooperative Insurance Co.	63,946	2,976,726
Catrion Catering Holding Co.	17,354	345,722
City Cement Co.	159,467	478,757
Co. for Cooperative Insurance	74,437	2,914,320
Dallah Healthcare Co.	152,325	4,451,529
Dar Al Arkan Real Estate Development Co. (a)	479,424	2,298,101
Derayah REIT	642,854	973,555
Dr. Sulaiman Al Habib Medical Services Group Co.	112,283	6,335,568
Eastern Province Cement Co.	243,323	1,756,340
Elm Co.	26,802	4,900,717
Etihad Etisalat Co.	546,194	8,787,775
Fitaihi Holding Group	3,419,872	2,248,239
Gulf Insurance Group	290,997	2,529,533
Herfy Food Services Co. (a)	92,063	366,076
Jarir Marketing Co.	904,386	4,034,257
Leejam Sports Co. JSC	123,314	2,569,862
Malath Cooperative Insurance Co. (a)	416,233	1,135,523
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	184,542	801,588
Methanol Chemicals Co. (a)	490,650	1,158,327
Middle East Healthcare Co.	108,830	922,848
Mobile Telecommunications Co. Saudi Arabia (a)	1,123,963	3,162,006
Mouwasat Medical Services Co.	235,764	4,000,307
Musharaka Real Estate Income Fund REIT	513,037	537,998
Najran Cement Co. (a)	187,697	291,247
Nama Chemicals Co. (a)	255,953	1,276,631
National Co. for Glass Industries	402,554	3,861,398
National Co. for Learning & Education	221,859	7,646,849
National Gas & Industrialization Co.	60,682	1,132,983
Security Description	Shares	Value
National Medical Care Co.	136,682	$3,768,832
Qassim Cement Co.	194,064	2,319,140
Rabigh Refining & Petrochemical Co. (a)	106,812	347,398
Riyad Bank	3,174,916	16,824,385
Riyad REIT Fund	275,977	370,937
SABIC Agri-Nutrients Co.	333,274	10,981,401
Sahara International Petrochemical Co.	356,377	1,357,329
Saudi Advanced Industries Co. (a)	389,807	1,774,114
Saudi Arabian Mining Co. (a)	1,896,478	29,982,645
Saudi Arabian Oil Co. (c)	7,049,436	49,007,577
Saudi Automotive Services Co. (a)	614,901	7,223,925
Saudi Awwal Bank	286,003	2,463,286
Saudi Basic Industries Corp.	1,242,649	17,049,546
Saudi Cement Co.	127,159	1,026,153
Saudi Ceramic Co.	504,303	3,583,757
Saudi Chemical Co. Holding	3,763,302	8,193,285
Saudi Co. For Hardware CJSC	98,155	621,763
Saudi Energy Co.	829,131	3,928,067
Saudi Industrial Investment Group	155,453	551,525
Saudi Kayan Petrochemical Co. (a)	461,320	638,471
Saudi National Bank	4,257,897	43,811,960
Saudi Pharmaceutical Industries & Medical Appliances Corp.	323,164	2,430,697
Saudi Public Transport Co. (a)	597,134	1,784,790
Saudi Reinsurance Co. (a)	1,505,725	10,339,536
Saudi Research & Media Group (a)	64,813	1,224,775
Saudi Tadawul Group Holding Co.	23,812	838,477
Saudi Telecom Co.	2,597,830	29,897,309
Saudia Dairy & Foodstuff Co.	27,317	1,596,618
Savola Group	143,295	1,090,006
Southern Province Cement Co.	163,240	836,794
Sustained Infrastructure Holding Co.	390,112	3,503,241
Tabuk Cement Co.	365,772	767,136
Takween Advanced Industries Co. (a)	704,907	958,713
Umm Al-Qura Cement Co. (a)	713,989	2,637,647
United Electronics Co.	145,206	2,794,207
United International Transportation Co.	240,423	1,932,496
Walaa Cooperative Insurance Co. (a)	249,009	693,238
Yamama Cement Co.	174,243	1,171,452
Yanbu Cement Co.	220,111	919,180
Yanbu National Petrochemical Co.	235,909	1,847,238
		498,268,605
SINGAPORE — 0.0% *
Guan Chong Bhd.	15,042,687	4,058,113
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Riverstone Holdings Ltd. (b)	1,043,000	$689,447
		4,747,560
SOUTH AFRICA — 3.0%
Absa Group Ltd.	1,172,889	16,310,242
African Rainbow Minerals Ltd.	361,283	3,933,113
ArcelorMittal South Africa Ltd. (a)	162	12
Aspen Pharmacare Holdings Ltd.	462,892	4,430,659
Astral Foods Ltd.	49,842	720,717
Bid Corp. Ltd.	404,597	11,024,589
Bidvest Group Ltd.	447,386	6,536,640
Capitec Bank Holdings Ltd.	115,423	33,451,754
Clicks Group Ltd. (b)	161,743	2,244,764
Coronation Fund Managers Ltd.	1,763,582	4,357,844
Discovery Ltd.	714,560	11,519,719
FirstRand Ltd.	7,262,044	43,093,740
Foschini Group Ltd. (b)	692,612	2,590,428
Gold Fields Ltd.	1,371,196	46,092,766
Grindrod Ltd.	3,582,729	5,836,416
Group Five Ltd. (a) (e)	219,472	—
Growthpoint Properties Ltd. REIT	2,760,029	2,904,851
Harmony Gold Mining Co. Ltd.	786,172	11,991,641
Impala Platinum Holdings Ltd.	1,395,401	14,643,622
Investec Ltd.	622,597	4,896,826
Kumba Iron Ore Ltd.	131,673	2,338,059
Life Healthcare Group Holdings Ltd.	417,105	265,430
Momentum Group Ltd.	3,889,688	9,642,344
Motus Holdings Ltd.	423,873	2,870,647
Mr. Price Group Ltd. (b)	524,592	5,754,189
MTN Group Ltd.	2,289,914	31,835,253
Murray & Roberts Holdings Ltd. (a) (e)	324	—
Naspers Ltd. Class N	1,287,105	64,443,203
Nedbank Group Ltd.	731,809	12,053,193
Netcare Ltd.	4,043,093	4,450,116
Ninety One Ltd.	408,949	1,102,840
Northam Platinum Holdings Ltd.	315,166	4,536,352
Old Mutual Ltd. (b)	5,552,284	4,568,944
OUTsurance Group Ltd.	1,308,114	6,277,191
PPC Ltd.	3,329,612	1,602,846
Redefine Properties Ltd. REIT	1,626,833	635,249
Remgro Ltd.	1,062,625	12,772,247
Sanlam Ltd.	2,140,053	11,520,249
Sappi Ltd. (a) (b)	991,654	563,894
Sasol Ltd. (a)	914,549	9,020,500
Shoprite Holdings Ltd.	756,128	13,609,381
Sibanye Stillwater Ltd.	4,641,232	9,860,140
Standard Bank Group Ltd.	1,907,196	37,593,521
Sun International Ltd.	999,539	3,297,442
Telkom SA SOC Ltd.	919,539	3,150,782
Thungela Resources Ltd. (b)	154,254	866,044
Tiger Brands Ltd. (b)	317,579	5,737,349
Truworths International Ltd. (b)	1,119,154	3,864,803
Valterra Platinum Ltd.	321,545	21,705,759
Vodacom Group Ltd. (b)	770,711	7,136,718
Security Description	Shares	Value
Wilson Bayly Holmes-Ovcon Ltd.	321,003	$3,420,768
Woolworths Holdings Ltd.	769,465	2,363,793
		525,439,589
TAIWAN — 32.9%
Ability Opto-Electronics Technology Co. Ltd. (b)	67,853	402,562
Accton Technology Corp. (b)	612,000	47,931,819
Acer, Inc. (b)	9,296,701	9,659,592
Acter Group Corp. Ltd. (b)	84,000	3,401,504
ADATA Technology Co. Ltd. (b)	143,696	1,844,888
Adimmune Corp. (a)	546,505	301,932
Advanced Echem Materials Co. Ltd.	34,833	956,755
Advanced Energy Solution Holding Co. Ltd. (b)	52,000	1,926,138
Advanced Power Electronics Corp. (b)	28,000	237,754
Advancetek Enterprise Co. Ltd.	6,919,456	5,842,869
Advantech Co. Ltd. (b)	466,840	7,209,997
AGV Products Corp. (b)	16,703,415	5,148,950
AIC, Inc. (b)	25,150	395,528
Alchip Technologies Ltd. (b)	75,000	9,841,006
Alcor Micro Corp. (a) (b)	198,184	740,317
Alexander Marine Co. Ltd. (b)	24,254	115,345
ALI Corp. (a)	151,800	136,282
All Ring Tech Co. Ltd. (b)	93,821	2,939,223
Amazing Microelectronic Corp.	56,178	174,936
Anpec Electronics Corp.	26,600	307,278
AP Memory Technology Corp. (b)	87,000	2,725,535
ARBOR Technology Corp.	75,000	120,541
Arcadyan Technology Corp.	37,169	224,019
ASE Technology Holding Co. Ltd. (b)	6,662,787	142,222,001
Asia Vital Components Co. Ltd.	410,000	32,497,293
ASIX Electronics Corp.	81,000	272,064
ASMedia Technology, Inc. (b)	19,000	876,744
ASPEED Technology, Inc. (b)	32,200	16,672,861
Asustek Computer, Inc. (a) (b)	887,050	19,491,627
Auden Techno Corp. (a)	25,435	96,609
Audix Corp. (b)	2,990,657	6,027,033
AUO Corp. ADR (a) (b)	1,523,361	15,629,684
AURAS Technology Co. Ltd. (b)	19,000	602,389
Bank of Kaohsiung Co. Ltd. (b)	10,323,367	3,969,716
Baotek Industrial Materials Ltd. (b)	117,000	351,479
Basso Industry Corp. (b)	6,412,905	6,683,360
BioGend Therapeutics Co. Ltd. (a)	101,000	76,725
Biostar Microtech International Corp. (a) (b)	3,634,384	5,544,585
Bizlink Holding, Inc. (b)	119,738	7,197,849
Bora Pharmaceuticals Co. Ltd. (b)	51,590	683,408
Brave C&H Supply Co. Ltd.	38,000	156,263
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Brillian Network & Automation Integrated System Co. Ltd. (b)	30,417	$411,047
Browave Corp. (a)	32,000	795,568
C Sun Manufacturing Ltd.	2,154,139	41,924,448
Caliway Biopharmaceuticals Co. Ltd. Class C (a) (b)	1,498,000	4,692,932
Catcher Technology Co. Ltd. (b)	2,447,673	16,058,376
Cathay Financial Holding Co. Ltd. (b)	17,857,960	55,104,530
Cenra, Inc. (b)	3,279,500	3,597,964
Center Laboratories, Inc. (b)	3,458,381	4,141,611
Century Iron & Steel Industrial Co. Ltd. (b)	109,000	402,037
Chailease Holding Co. Ltd. (b)	3,497,352	12,899,686
Champion Microelectronic Corp. (b)	126,000	267,770
Chang Hwa Commercial Bank Ltd. (b)	24,746,484	18,643,467
Chang Wah Electromaterials, Inc.	74,310	125,030
Channel Well Technology Co. Ltd. (b)	102,000	169,698
Charoen Pokphand Enterprise (b)	3,061,329	10,907,063
Chenbro Micom Co. Ltd.	25,000	1,008,428
Cheng Loong Corp. (b)	3,317,000	2,228,236
Cheng Shin Rubber Industry Co. Ltd.	485,850	456,774
Chenming Electronic Technology Corp. (b)	210,000	711,943
Chieftek Precision Co. Ltd. (b)	146,510	648,468
China Airlines Ltd. (b)	6,421,761	4,777,541
China Motor Corp. (b)	112,000	194,773
China Steel Chemical Corp. (b)	3,138,757	8,108,854
China Steel Corp. (b)	23,980,298	14,151,887
Chinese Maritime Transport Ltd. (b)	58,000	93,764
Chipbond Technology Corp. (b)	66,000	438,184
Chroma ATE, Inc. (b)	475,000	32,206,928
Chun Yuan Steel Industry Co. Ltd. (a) (b)	187,000	139,121
Chung Hung Steel Corp. (a) (b)	390,000	211,181
Chung Hwa Pulp Corp. (a) (b)	6,053,589	3,154,445
Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	159,000	883,430
Chunghwa Telecom Co. Ltd. (b)	6,766,561	30,055,668
CMC Magnetics Corp.	3,035,736	1,100,647
Compal Electronics, Inc. (b)	11,384,774	12,615,401
Compeq Manufacturing Co. Ltd.	1,000,000	7,298,354
Co-Tech Development Corp. (b)	249,000	4,689,781
CTBC Financial Holding Co. Ltd. (b)	43,382,708	96,688,973
CyberPower Systems, Inc. (b)	44,000	294,194
Da-Li Development Co. Ltd. (b)	4,296,537	6,082,709
Darfon Electronics Corp.	76,000	99,484
Delta Electronics, Inc.	3,191,463	195,355,825
Dimerco Express Corp. (b)	516,389	1,246,537
Security Description	Shares	Value
Drewloong Precision, Inc.	21,538	$98,034
Dynamic Holding Co. Ltd. (a) (b)	224,755	1,241,721
E Ink Holdings, Inc. (b)	662,000	4,457,458
E&R Engineering Corp. (a) (b)	108,000	733,979
E.Sun Financial Holding Co. Ltd. (b)	17,745,793	19,190,513
Eclat Textile Co. Ltd. (b)	71,854	704,860
Egis Technology, Inc. (a) (b)	43,000	158,602
EirGenix, Inc. (a)	131,485	205,958
Elan Microelectronics Corp.	34,400	204,090
E-Lead Electronic Co. Ltd. (b)	101,000	181,985
Elite Material Co. Ltd.	410,000	69,370,458
Elite Semiconductor Microelectronics Technology, Inc.	540,175	3,832,171
eMemory Technology, Inc. (b)	54,000	4,958,172
Emerging Display Technologies Corp.	128,000	88,798
Energenesis Biomedical Co. Ltd. (a)	82,308	94,047
Ennostar, Inc. (b)	564,590	1,148,445
Episil Technologies, Inc. (a) (b)	146,978	400,935
Episil-Precision, Inc.	67,580	283,205
Eris Technology Corp.	26,642	316,126
Etron Technology, Inc. (a) (b)	258,020	703,032
Eva Airways Corp. (b)	3,563,110	5,022,009
Ever Fortune AI Co. Ltd. (b)	101,000	193,081
Ever Supreme Bio Technology Co. Ltd. (b)	57,169	284,441
Evergreen International Storage & Transport Corp.	63,500	96,875
Evergreen Marine Corp. Taiwan Ltd. (b)	2,763,400	16,004,498
Excelsior Medical Co. Ltd.	101,572	219,045
EZconn Corp. (b)	64,100	3,299,923
Far Eastern New Century Corp. (b)	13,722,236	12,276,419
Faraday Technology Corp. (b)	193,184	1,279,545
Feng TAY Enterprise Co. Ltd. (b)	171,343	376,501
FIC Global, Inc. (b)	79,000	110,974
First Financial Holding Co. Ltd.	8,013,735	8,238,501
First Hi-Tec Enterprise Co. Ltd. (b)	187,000	1,822,658
Fitipower Integrated Technology, Inc. (b)	42,465	219,946
FocalTech Systems Co. Ltd. (b)	137,000	239,110
FOCI Fiber Optic Communications, Inc. (a)	132,592	2,405,731
Forcecon Tech Co. Ltd.	72,141	204,263
Formosa Chemicals & Fibre Corp. (b)	9,986,224	17,115,748
Formosa Petrochemical Corp.	549,000	949,568
Formosa Plastics Corp. (b)	9,662,922	16,531,297
Fortune Electric Co. Ltd. (b)	263,670	6,422,800
Fositek Corp. (b)	77,058	4,063,768
Foxconn Technology Co. Ltd. (b)	3,460,223	6,006,634
Fubon Financial Holding Co. Ltd.	17,444,767	70,914,800
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Fulltech Fiber Glass Corp. (a) (b)	543,592	$1,894,079
Fwusow Industry Co. Ltd. (b)	3,561,280	1,397,391
Galaxy Software Services Corp. (b)	69,176	214,977
Genesys Logic, Inc. (b)	64,000	205,923
Genius Electronic Optical Co. Ltd. (b)	22,665	468,860
Giant Manufacturing Co. Ltd.	87,358	215,814
Gigabyte Technology Co. Ltd. (b)	390,000	4,211,385
Global Unichip Corp.	76,000	11,558,709
Globalwafers Co. Ltd. (b)	133,000	4,195,847
Gold Circuit Electronics Ltd.	341,000	12,845,102
Grade Upon Technology Corp. (b)	78,000	2,546,419
Grand Process Technology Corp. (b)	40,000	4,557,940
Grape King Bio Ltd.	73,664	212,969
Great Wall Enterprise Co. Ltd. (b)	3,497,216	6,092,806
Group Up Industrial Co. Ltd.	18,000	220,928
Gudeng Precision Industrial Co. Ltd. (b)	65,769	1,048,786
Handa Pharmaceuticals, Inc.	62,567	186,779
HannStar Display Corp. (a) (b)	3,328,500	2,047,890
HD Renewable Energy Co. Ltd. (b)	35,112	90,710
Himax Technologies, Inc. ADR (b)	206,114	3,161,789
Hiwin Technologies Corp.	64,488	657,907
Hocheng Corp. (b)	6,321,348	4,236,523
Holy Stone Enterprise Co. Ltd.	59,850	1,581,897
Hon Hai Precision Industry Co. Ltd.	20,493,067	161,466,571
Hon Precision, Inc.	104,161	21,154,919
Hong TAI Electric Industrial (b)	6,637,000	7,729,434
Hotai Motor Co. Ltd. (b)	273,721	3,999,721
Hsin Kuang Steel Co. Ltd.	63,000	74,853
HTC Corp. (b)	2,936,439	4,180,230
HUA ENG Wire & Cable Co. Ltd. (b)	301,000	317,946
Hua Nan Financial Holdings Co. Ltd. Class C (b)	30,119,760	35,928,331
Hung Sheng Construction Ltd. (b)	3,052,032	1,576,003
Ibase Technology, Inc. (b)	977,222	1,604,342
ICARES Medicus, Inc.	33,790	76,794
Ichia Technologies, Inc.	75,000	152,559
I-Chiun Precision Industry Co. Ltd. (b)	201,865	1,511,302
Ingentec Corp. (b)	34,807	411,371
Innolux Corp. (b)	10,901,585	23,509,767
Integrated Service Technology, Inc.	42,900	234,993
International Games System Co. Ltd. Class C (b)	96,000	2,377,662
Inventec Corp. (b)	3,564,000	7,450,988
ITE Technology, Inc.	37,000	184,672
Security Description	Shares	Value
J&V Energy Technology Co. Ltd. (b)	118,000	$268,548
Jentech Precision Industrial Co. Ltd. (b)	86,099	9,270,308
JPP Holding Co. Ltd. (b)	67,101	814,105
Kaimei Electronic Corp.	38,640	256,537
Kaori Heat Treatment Co. Ltd. (b)	109,000	5,303,470
KEE TAI Properties Co. Ltd. (b)	3,382,060	1,046,791
Kenmec Mechanical Engineering Co. Ltd. (a) (b)	250,172	467,259
Kerry TJ Logistics Co. Ltd.	3,157,373	2,859,392
KGI Financial Holding Co. Ltd. (b)	38,293,804	34,499,464
Kindom Development Co. Ltd. (b)	3,761,890	4,009,109
King Slide Works Co. Ltd.	37,000	8,548,334
King Yuan Electronics Co. Ltd. (b)	1,198,000	12,692,072
Kinsus Interconnect Technology Corp. (b)	148,281	4,147,297
Kuo Yang Construction Co. Ltd. (a)	2,831,734	1,595,581
L&K Engineering Co. Ltd.	221,557	6,419,321
Largan Precision Co. Ltd. (b)	57,000	7,675,984
Leadtrend Technology Corp. (b)	155,271	329,000
Lin BioScience, Inc. (a)	53,716	715,786
Lingsen Precision Industries Ltd. (b)	336,000	413,454
Lite-On Technology Corp.	4,054,014	28,251,412
Longchen Paper & Packaging Co. Ltd. (a) (b)	6,884,467	2,063,838
Lotes Co. Ltd. (b)	57,804	3,828,620
Lotus Pharmaceutical Co. Ltd. (b)	27,000	162,306
LuxNet Corp. (b)	113,549	1,689,521
M3 Technology, Inc. (b)	57,000	176,780
M31 Technology Corp. (b)	40,360	603,059
Machvision, Inc. (b)	17,156	381,286
Macronix International Co. Ltd. (a)	1,801,221	8,792,236
Makalot Industrial Co. Ltd. (b)	37,404	257,137
Materials Analysis Technology, Inc. (b)	49,073	449,808
MediaTek, Inc.	2,360,969	314,608,115
Medigen Biotechnology Corp. (a)	114,248	120,501
Medigen Vaccine Biologics Corp. (a) (b)	161,886	230,964
Mega Financial Holding Co. Ltd.	21,441,561	31,028,392
Microbio Co. Ltd. (a)	221,620	111,657
Micro-Star International Co. Ltd. (b)	125,000	572,882
momo.com, Inc. (b)	67,573	631,048
Motech Industries, Inc. (b)	130,796	113,730
MPI Corp. (b)	91,000	17,396,450
MSSCORPS Co. Ltd.	105,408	1,642,838
Myson Century, Inc. (b)	348,000	729,722
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Namchow Holdings Co. Ltd. (b)	3,393,000	$3,355,030
Nan Ya Plastics Corp.	12,125,128	63,372,744
Nan Ya Printed Circuit Board Corp.	95,000	3,533,816
Nanya Technology Corp. (a) (b)	2,979,982	42,328,625
New Era Electronics Co. Ltd. (b)	70,000	98,551
Nexcom International Co. Ltd. (b)	3,049,638	6,835,156
Novatek Microelectronics Corp. (b)	562,904	9,453,444
Nuvoton Technology Corp. (b)	113,000	615,432
Oneness Biotech Co. Ltd. (a) (b)	163,659	268,171
Optimax Technology Corp. (b)	225,000	191,758
Orient Semiconductor Electronics Ltd. (b)	348,000	586,618
Pacific Hospital Supply Co. Ltd.	74,782	188,501
Pan Jit International, Inc.	136,900	784,275
Parade Technologies Ltd.	50,000	987,240
Pegatron Corp. (b)	3,388,686	8,914,096
Pell Bio-Med Technology Co. Ltd. (a)	76,433	2,089,782
PharmaEssentia Corp.	307,970	12,954,336
Pharmally International Holding Co. Ltd. (a) (e)	23,076	—
Phihong Technology Co. Ltd. (a)	93,402	85,906
Phison Electronics Corp. (b)	175,000	13,101,722
Pihsiang Machinery Manufacturing Co. Ltd. (a) (e)	51,000	—
Polaris Group (a)	269,324	114,556
Pou Chen Corp. (b)	12,944,674	10,300,802
Powerchip Semiconductor Manufacturing Corp. (a) (b)	3,258,519	8,152,307
Powertech Technology, Inc.	3,380,285	35,812,038
Poya International Co. Ltd.	16,484	345,136
President Chain Store Corp.	194,000	1,358,027
Progate Group Corp. (b)	88,754	597,609
Promate Electronic Co. Ltd. (b)	3,965,957	6,249,621
Promos Technologies, Inc. (a) (e)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	506,835
PSS Co. Ltd.	22,495	100,977
Quanta Computer, Inc. (b)	4,143,975	47,870,381
Quanta Storage, Inc. (b)	48,000	116,774
Radiant Opto-Electronics Corp.	51,000	139,281
RDC Semiconductor Co. Ltd. (a)	43,260	243,755
Realtek Semiconductor Corp. (b)	487,000	12,321,567
Ruentex Development Co. Ltd.	417,150	350,937
Sampo Corp. (b)	6,281,479	4,614,023
Sanyang Motor Co. Ltd.	365,000	700,061
Scientech Corp. (b)	51,000	1,447,240
SciVision Biotech, Inc. (b)	107,000	180,368
SDI Corp.	83,000	553,655
Sea Sonic Electronics Co. Ltd.	39,000	81,412
Sensortek Technology Corp.	13,000	67,945
Sesoda Corp. (b)	2,798,174	4,681,703
Shanghai Commercial & Savings Bank Ltd. (b)	3,835,068	5,140,471
ShenMao Technology, Inc. (b)	116,000	506,145
Security Description	Shares	Value
Shieh Yih Machinery Industry Co. Ltd. (b)	184,000	$163,169
Shih Wei Navigation Co. Ltd. (a) (b)	2,810,265	1,257,083
Shihlin Electric & Engineering Corp. (b)	164,000	1,232,967
Silicon Integrated Systems Corp. (b)	157,300	340,706
Silicon Motion Technology Corp. ADR	43,608	14,535,855
Sinbon Electronics Co. Ltd.	131,710	1,358,176
Sino-American Silicon Products, Inc.	191,000	1,079,215
Sinon Corp.	3,762,000	4,629,209
SinoPac Financial Holdings Co. Ltd.	39,644,238	49,654,077
Sinphar Pharmaceutical Co. Ltd. (b)	3,181,711	3,260,963
Sitronix Technology Corp.	46,000	479,400
Solar Applied Materials Technology Corp. (b)	3,366,736	15,271,400
Star Fusion Group Co. Ltd. (a)	59,295	82,270
Stark Technology, Inc. (b)	3,141,747	15,385,009
STL Technology Co. Ltd. (b)	398,000	2,985,953
SunMax Biotechnology Co. Ltd.	20,000	237,628
Sunonwealth Electric Machine Industry Co. Ltd.	187,724	836,778
Sunplus Innovation Technology, Inc.	81,109	429,013
Sunplus Technology Co. Ltd. (a)	132,000	131,559
Supreme Electronics Co. Ltd. (a) (b)	6,502,520	18,860,605
T3EX Global Holdings Corp. (a)	36,000	79,218
TA Chen Stainless Pipe (b)	3,503,611	4,437,735
Ta Ya Electric Wire & Cable (b)	5,767,368	6,879,600
TA-I Technology Co. Ltd. (a) (b)	60,000	424,717
TaiMed Biologics, Inc. (a)	138,219	282,022
Taimide Tech, Inc. (b)	428,950	1,230,707
Tainan Enterprises Co. Ltd. (b)	2,979,589	1,842,572
TaiSol Electronics Co. Ltd. (b)	50,000	111,437
Taisun Enterprise Co. Ltd. (b)	6,427,284	3,601,369
Taiwan Cogeneration Corp.	4,136,088	9,906,409
Taiwan Cooperative Financial Holding Co. Ltd. (b)	7,935,161	6,189,906
Taiwan FU Hsing Industrial Co. Ltd. (b)	2,700,200	3,348,073
Taiwan Glass Industry Corp. (a) (b)	314,000	737,281
Taiwan Land Development Corp. (a) (e)	3,962,750	—
Taiwan Mobile Co. Ltd. (b)	2,224,000	8,133,222
Taiwan Navigation Co. Ltd. (b)	190,000	177,138
Taiwan Paiho Ltd. (b)	3,227,433	4,493,169
Taiwan Puritic Corp.	46,548	784,652
Taiwan Sakura Corp.	3,414,726	8,875,404
Taiwan Semiconductor Co. Ltd.	82,000	310,172
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	33,511,912	$2,535,234,816
Taiwan Surface Mounting Technology Corp.	62,000	414,546
Taiwan Taxi Co. Ltd.	45,000	225,307
Taiwan TEA Corp. (a) (b)	6,705,913	2,283,966
Taiwan Union Technology Corp.	260,612	13,743,762
Taiyen Biotech Co. Ltd. (b)	3,279,500	3,283,978
Tatung Co. Ltd. (b)	804,650	689,559
TCC Group Holdings Co. Ltd. (b)	14,163,662	10,692,828
TCI Co. Ltd.	28,724	103,692
Teco Electric & Machinery Co. Ltd. (b)	135,000	297,067
Thunder Tiger Corp. (a) (b)	411,961	2,191,935
Topoint Technology Co. Ltd. (b)	327,099	5,893,768
Transasia Airways Corp. (a) (e)	361,784	—
Tripod Technology Corp. (b)	856,079	13,920,202
TrueLight Corp. (a)	322,100	1,289,148
TS Financial Holding Co. Ltd. (b)	36,735,020	38,341,921
Tul Corp. (a) (b)	48,000	93,720
Twoway Communications, Inc. (b)	313,000	578,711
UDE Corp. (b)	86,000	323,953
Ultra Chip, Inc. (b)	77,000	188,775
U-Ming Marine Transport Corp. (b)	259,000	490,252
Unimicron Technology Corp. (b)	2,552,507	85,733,916
Uni-President Enterprises Corp.	7,006,993	16,386,639
United Alloy-Tech Co. (b)	187,428	473,622
United Integrated Services Co. Ltd. (b)	89,000	3,687,787
United Microelectronics Corp. ADR (a) (b)	4,268,708	116,151,545
United Orthopedic Corp. (b)	68,000	195,740
Unity Opto Technology Co. Ltd. (a) (e)	12,759	—
UPI Semiconductor Corp. (b)	18,156	153,881
Vactronics Technologies, Inc. (b)	138,619	295,022
Vanguard International Semiconductor Corp. (b)	571,956	3,878,094
Via Technologies, Inc. (b)	169,000	388,859
Visco Vision, Inc.	32,000	196,883
VisEra Technologies Co. Ltd. (b)	14,474	233,082
Visual Photonics Epitaxy Co. Ltd. (b)	310,151	3,378,350
Vizionfocus, Inc.	22,070	135,788
Voltronic Power Technology Corp. (b)	45,000	1,532,654
Wafer Works Corp. (a) (b)	242,690	937,042
Waffer Technology Corp. (b)	95,224	119,865
Walsin Lihwa Corp. (b)	3,195,974	3,732,056
Walsin Technology Corp. (b)	100,000	1,773,578
Wan Hai Lines Ltd. (a) (b)	913,450	2,270,973
Wei Chuan Foods Corp. (b)	3,290,000	1,270,290
Wei Mon Industry Co. Ltd. (a) (e)	240,450	—
Weikeng Industrial Co. Ltd. (b)	3,454,199	5,356,440
Weltrend Semiconductor	54,000	120,013
Security Description	Shares	Value
Win Semiconductors Corp. (b)	161,000	$2,152,967
Winbond Electronics Corp. (b)	3,471,942	22,614,787
WinWay Technology Co. Ltd.	30,025	7,620,176
Wisdom Marine Lines Co. Ltd.	279,000	635,833
Wistron Corp. (a) (b)	5,750,476	28,611,129
Wiwynn Corp. (b)	134,733	19,603,141
XinTec, Inc. (b)	174,000	1,564,861
Yageo Corp. (b)	1,982,948	70,960,737
Yang Ming Marine Transport Corp. (b)	3,184,000	5,197,307
Yao Sheng Electronic Co. Ltd. (a) (b)	92,000	189,161
Yieh Phui Enterprise Co. Ltd. (a) (b)	2,868,085	1,215,424
Yuanta Financial Holding Co. Ltd.	10,723,837	22,116,557
Yulon Motor Co. Ltd. (b)	341,000	291,156
Zeng Hsing Industrial Co. Ltd.	75,579	214,710
Zenitron Corp. (b)	6,746,000	17,597,432
Zhen Ding Technology Holding Ltd. (b)	539,000	10,659,363
ZillTek Technology Corp.	24,000	198,515
		5,688,839,891
THAILAND — 1.6%
Advanced Info Service PCL	1,432,042	15,820,334
Advanced Info Service PCL NVDR	29,700	328,108
Airports of Thailand PCL (b)	8,852,000	17,120,182
All Energy & Utilities PCL (a)	22,500	68
Asset World Corp. PCL	925,600	74,671
B Grimm Power PCL (b)	629,700	322,238
Bangkok Commercial Asset Management PCL	288,686	56,919
Bangkok Dusit Medical Services PCL Class F (b)	2,674,700	1,553,911
Bangkok Expressway & Metro PCL (b)	55,480,043	10,354,337
Bangkok Land PCL	33,036,200	447,503
Banpu PCL (b)	18,538,617	3,013,456
Berli Jucker PCL (b)	278,500	123,236
BTS Group Holdings PCL (a)	1,676,000	105,947
Bumrungrad Hospital PCL (b)	336,600	1,904,872
Central Pattana PCL	2,652,800	5,350,239
Central Plaza Hotel PCL	2,009,300	2,237,898
Central Retail Corp. PCL	2,662,700	1,883,579
CH Karnchang PCL (b)	275,848	162,750
Charoen Pokphand Foods PCL (b)	929,100	548,166
CP ALL PCL	9,099,686	12,805,657
CPN Retail Growth Leasehold REIT	656,600	254,967
Delta Electronics Thailand PCL	6,999,000	68,472,028
Ditto Thailand PCL	375,260	158,145
Electricity Generating PCL	1,668,073	6,025,459
Energy Absolute PCL (a) (b)	6,314,600	551,236
Global Power Synergy PCL (b)	391,600	518,668
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Gulf Development PCL	6,463,370	$11,965,421
Hana Microelectronics PCL	326,400	383,185
Indorama Ventures PCL (b)	1,636,600	1,083,825
IRPC PCL (b)	39,028,358	2,149,934
Jasmine International PCL (a) (b)	11,361,367	386,458
Jasmine Technology Solution PCL (a)	3,700	3,564
Kasikornbank PCL	2,982,000	19,568,519
Kasikornbank PCL NVDR	29,700	194,898
KCE Electronics PCL	43,900	55,172
Krung Thai Bank PCL	2,342,800	2,679,863
Land & Houses PCL (b)	2,959,300	336,724
Minor International PCL	1,721,418	1,279,903
Muangthai Capital PCL (b)	638,700	605,622
Precious Shipping PCL	977,800	207,507
PSG Corp. PCL (a)	742,071	111,689
PTT Exploration & Production PCL	3,819,751	15,407,554
PTT Global Chemical PCL	1,334,900	1,346,131
PTT Global Chemical PCL NVDR	17,500	17,647
PTT PCL	19,134,099	20,447,029
Quality Houses PCL	12,425,983	508,702
Regional Container Lines PCL	295,700	282,611
Sansiri PCL	12,878,633	562,123
SCB X PCL (b)	2,311,762	10,299,086
Siam Cement PCL (b)	1,326,627	9,743,893
Siam Cement PCL NVDR	14,000	102,828
Sri Trang Agro-Industry PCL	988,800	503,024
Sri Trang Gloves Thailand PCL (b)	2,614,300	794,823
Srisawad Corp. PCL (b)	791,687	550,503
Thai Beverage PCL (b)	12,838,100	4,317,580
Thai Oil PCL	4,484,042	6,546,441
Thaicom PCL (a) (b)	2,012,200	678,396
Tisco Financial Group PCL (b)	524,121	1,861,690
TMBThanachart Bank PCL (d)	100,744,049	7,460,163
True Corp. PCL (b)	11,833,665	4,595,183
		277,232,265
TURKEY — 0.8%
AG Anadolu Grubu Holding AS	962,568	713,434
Akbank TAS	5,887,183	9,716,177
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	4,472,294	264,568
Akfen Yenilenebilir Enerji AS Class A (a)	604,493	290,744
AKIS Gayrimenkul Yatirimi AS REIT	3,264,205	657,662
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,504,867	3,835,398
Aselsan Elektronik Sanayi Ve Ticaret AS	1,430,666	10,579,241
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	250,459	1,484,325
Bera Holding AS (a)	1,450,689	495,633
Security Description	Shares	Value
BIM Birlesik Magazalar AS	1,320,178	$10,335,223
Biotrend Cevre VE Enerji Yatirimlari AS (a)	546,899	224,009
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	53,421	646,930
Borusan Yatirim ve Pazarlama AS	6,176	247,805
Can2 Termik AS (a)	3,410,023	100,132
Cimsa Cimento Sanayi VE Ticaret AS	158,083	159,589
Coca-Cola Icecek AS	258,461	460,078
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	407,909	332,234
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	752,857	2,190,814
Dogan Sirketler Grubu Holding AS	7,288,296	3,202,411
EGE Endustri VE Ticaret AS (a)	657	78,824
Enka Insaat ve Sanayi AS	1,589,218	3,082,685
Eregli Demir ve Celik Fabrikalari TAS	7,612,029	6,604,472
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	362,759	651,956
Ford Otomotiv Sanayi AS	2,217,326	4,018,281
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (a)	157,282	241,036
Global Yatirim Holding AS	1,041,600	406,544
Gubre Fabrikalari TAS (a)	86,865	824,329
Haci Omer Sabanci Holding AS	2,786,442	5,823,067
Is Gayrimenkul Yatirim Ortakligi AS REIT	833,896	441,832
Is Yatirim Menkul Degerler AS Class A	666,354	515,596
Izmir Demir Celik Sanayi AS (a)	856,947	159,614
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	150,717	96,913
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	366,201	312,392
Kiler Holding AS (a)	162,372	309,393
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	2,642,384	143,289
KOC Holding AS	2,418,250	10,029,501
Kontrolmatik Enerji Ve Muhendislik AS	701,640	47,522
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	376,807	590,786
Logo Yazilim Sanayi Ve Ticaret AS	109,980	323,890
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	1,341,005	901,371
MIA Teknoloji AS (a)	434,463	341,756
Migros Ticaret AS	43,706	627,175
MLP Saglik Hizmetleri AS (a) (c)	182,552	1,682,489
Nuh Cimento Sanayi AS	45,911	217,178
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,505,074	268,720
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Otokar Otomotiv Ve Savunma Sanayi AS (a)	32,355	$260,578
Oyak Cimento Fabrikalari AS	1,480,689	650,601
Oyak Yatirim Menkul Degerler AS	270,751	237,583
Ozak Gayrimenkul Yatirim Ortakligi REIT	1,472,236	490,056
Pasifik Gayrimenkul Yatirim Ortakligi REIT	9,797,793	730,810
Pegasus Hava Tasimaciligi AS (a)	232,022	870,788
Politeknik Metal Sanayi ve Ticaret AS (a)	901	103,849
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,866,812	2,478,115
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,197,450	563,107
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	880,506	501,254
Sasa Polyester Sanayi AS (a)	9,162,189	481,130
SDT Uzay VE Savunma Teknolojileri AS	27,345	155,025
Selcuk Ecza Deposu Ticaret ve Sanayi AS	228,204	1,025,696
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	712,810	174,782
Sok Marketler Ticaret AS (a)	119,880	118,967
Tofas Turk Otomobil Fabrikasi AS	64,881	428,317
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	509,079	1,091,145
Turk Altin Isletmeleri AS (a)	714,096	713,553
Turk Hava Yollari AO	1,371,943	9,586,296
Turk Traktor ve Ziraat Makineleri AS (a)	20,519	192,851
Turkcell Iletisim Hizmetleri AS	2,401,454	5,528,098
Turkiye Garanti Bankasi AS	1,231,943	3,643,903
Turkiye Halk Bankasi AS (a)	532,319	489,927
Turkiye Is Bankasi AS Class C	16,201,133	5,142,776
Turkiye Petrol Rafinerileri AS	1,819,607	8,872,707
Turkiye Sigorta AS	6,830,924	903,362
Turkiye Sinai Kalkinma Bankasi AS	1,173,488	298,808
Turkiye Sise ve Cam Fabrikalari AS	140,721	133,616
Turkiye Vakiflar Bankasi TAO Class D (a)	908,337	637,026
Ulker Biskuvi Sanayi AS	1,040,865	2,215,342
Yapi ve Kredi Bankasi AS (a)	6,460,547	5,558,323
Yeni Gimat Gayrimenkul Ortakligi AS REIT	174,862	884,514
YEO Teknoloji Enerji VE Endustri AS (a)	247,799	540,154
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	2,566,323	992,855
		141,372,932
Security Description	Shares	Value
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	5,896,186	$23,213,900
Abu Dhabi Islamic Bank PJSC	1,498,853	8,439,529
Abu Dhabi National Energy Co. PJSC	1,113,875	797,629
Abu Dhabi National Oil Co. for Distribution PJSC	4,111,027	4,387,782
Abu Dhabi Ports Co. PJSC (a)	932,563	1,193,396
ADNOC Drilling Co. PJSC	3,025,946	4,720,896
Adnoc Gas PLC	5,979,757	5,600,807
Agthia Group PJSC	130,850	125,408
Air Arabia PJSC	11,025,692	16,361,043
Ajman Bank PJSC	5,510,128	2,100,382
AL Seer Marine Supplies & Equipment Co. LLC (a)	714,431	414,332
Al Waha Capital PJSC	2,076,404	1,062,866
Aldar Properties PJSC	9,249,640	20,852,772
Amanat Holdings PJSC	998,231	375,076
Americana Restaurants International PLC - Foreign Co.	1,800,371	995,100
Amlak Finance PJSC	1,006,342	350,723
Apex Investment Co. PSC (a)	1,707,739	1,548,369
Arabtec Holding PJSC (a) (e)	504,845	—
Burjeel Holdings PLC	684,452	208,723
Dana Gas PJSC	5,033,945	1,277,418
Deyaar Development PJSC	5,077,964	1,112,997
Dubai Electricity & Water Authority PJSC	13,129,311	9,937,917
Dubai Financial Market PJSC	4,477,466	1,779,893
Dubai Investments PJSC	3,798,334	3,836,858
Dubai Islamic Bank PJSC	4,224,512	8,569,223
Emaar Development PJSC	1,138,771	4,285,022
Emaar Properties PJSC	8,884,523	28,834,937
Emirates NBD Bank PJSC	3,191,063	25,683,159
Emirates Telecommunications Group Co. PJSC	5,163,125	26,991,219
EMSTEEL Building Materials PJSC (a)	598,429	182,490
Eshraq Investments PJSC (a)	5,920,074	817,229
Etihad Energy Holding PJSC (a)	645,824	513,459
Fertiglobe PLC	1,750,128	1,315,187
First Abu Dhabi Bank PJSC	7,263,648	33,621,133
Ghitha Holding PJSC (a)	83,317	264,963
Gulf General Investment Co. (a) (e)	638,957	—
Invest bank PSC (a)	76,929	586
Modon Holding PSC (a)	3,321,756	2,704,254
National Central Cooling Co. PJSC	5,229,321	3,758,875
NMDC Group PJSC	350,235	2,097,929
Orascom Construction PLC	33,959	497,062
RAK Properties PJSC (a)	8,729,674	2,567,027
Ras Al Khaimah Ceramics PJSC	474,288	308,637
Salik Co. PJSC	1,904,396	3,048,900
Shuaa Capital PSC (a)	8,374,470	462,873
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Space42 PLC (a)	719,078	$340,670
Two Point Zero Group PJSC (a)	5,340,649	3,111,834
Union Properties PJSC	3,485,475	664,307
Yalla Group Ltd. ADR (a)	102,617	563,367
		261,898,158
UNITED STATES — 0.3%
Belite Bio, Inc. ADR (a) (b)	12,456	1,918,037
BeOne Medicines Ltd. Class H (a)	1,266,753	27,525,291
GCS Holdings, Inc. (a) (b)	240,737	4,005,167
HUUUGE, Inc. (a) (c)	94,519	543,148
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,465,500	246,678
Legend Biotech Corp. ADR (a) (b)	91,455	2,641,221
Seanergy Maritime Holdings Corp. (b)	17,975	241,404
Titan SA	81,336	4,830,906
		41,951,852
TOTAL COMMON STOCKS (Cost $12,321,194,053)		17,310,613,568
RIGHTS — 0.0% *
HONG KONG — 0.0% *
Citychamp Watch & Jewellery Group Ltd. (expiring 07/10/26) (a) (b) (Cost $0)	1,725,999	2,201
WARRANTS — 0.0% *
GREECE — 0.0% *
Diana Shipping, Inc. (expiring 12/14/26) (a)	13,092	1,964
MALAYSIA — 0.0% *
Dagang NeXchange Bhd. (expiring 07/23/30) (a)	1,349,066	74,443
GDEX Bhd. (expiring 01/04/28) (a)	160,612	394
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	660
NEXG Bhd. (expiring 02/17/28) (a)	2,525,250	68,124
Supermax Corp. Bhd. (expiring 03/01/30) (a)	199,450	3,669
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	293,315	10,430
VS Industry Bhd. (expiring 09/05/26) (a)	847,330	1,039
YTL Corp. Bhd. (expiring 06/02/28) (a)	898,714	119,020
YTL Power International Bhd. (expiring 06/02/28) (a)	286,600	121,599
		399,378
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	1,439,966	52,972
Security Description	Shares	Value
THAILAND — 0.0% *
VGI PCL (expiring 05/23/27) (a)	70,080	$21
TOTAL WARRANTS (Cost $7,872)		454,335
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	10,399,982	10,399,982
State Street Navigator Securities Lending Portfolio II (h) (i)	275,903,705	275,903,705
TOTAL SHORT-TERM INVESTMENTS (Cost $286,303,687)		286,303,687
TOTAL INVESTMENTS — 101.7% (Cost $12,607,505,612)		17,597,373,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(292,160,502)
NET ASSETS — 100.0%		$17,305,213,289

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.0% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $394,034,
representing less than 0.05% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	400	09/18/2026	$35,255,088	$35,146,000	$(109,088)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,030,700,072	$279,519,462	$394,034	$17,310,613,568
Rights	2,201	—	—	2,201
Warrants	212,677	241,658	—	454,335
Short-Term Investments	286,303,687	—	—	286,303,687
TOTAL INVESTMENTS	$17,317,218,637	$279,761,120	$394,034	$17,597,373,791
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(109,088)	$—	$—	$(109,088)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(109,088)	$—	$—	$(109,088)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,111,137	$13,111,137	$1,116,532,787	$1,119,243,942	$—	$—	10,399,982	$10,399,982	$917,054
State Street Navigator Securities Lending Portfolio II	264,474,935	264,474,935	1,170,744,070	1,159,315,300	—	—	275,903,705	275,903,705	2,886,319
Total		$277,586,072	$2,287,276,857	$2,278,559,242	$—	$—		$286,303,687	$3,803,373
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BRAZIL — 7.2%
Ambev SA	13,308,329	$41,884,616
Banco ABC Brasil SA Preference Shares	865,387	3,974,198
Banco Bradesco SA	8,833,140	26,912,667
Banco do Brasil SA	3,821,719	14,700,765
		87,472,246
CHINA — 6.1%
China Railway Group Ltd. Class H (a)	43,210,000	18,238,228
China State Construction International Holdings Ltd. (a)	12,994,000	11,549,044
Genertec Universal Medical Group Co. Ltd. (a) (b)	10,475,000	5,930,720
Huatai Securities Co. Ltd. Class H (a) (b)	3,951,800	8,415,537
PICC Property & Casualty Co. Ltd. Class H	5,868,000	10,715,280
Zhejiang Expressway Co. Ltd. Class H	8,742,000	6,610,524
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,595,700	13,259,765
		74,719,098
CZECH REPUBLIC — 0.2%
Colt CZ Group SE	52,636	2,271,503
GREECE — 1.4%
Hellenic Telecommunications Organization SA	794,209	17,642,813
HONG KONG — 0.4%
Crystal International Group Ltd. (b)	6,502,500	4,693,180
INDIA — 1.6%
ITC Ltd.	6,395,657	19,387,894
INDONESIA — 0.7%
Bank Central Asia Tbk. PT	26,425,900	8,202,670
KUWAIT — 2.3%
Integrated Holding Co. KCSC	3,751,129	5,206,538
Kuwait Telecommunications Co.	2,606,915	5,553,789
Mobile Telecommunications Co. KSCP	5,537,974	10,904,339
National Bank of Kuwait SAKP	2,344,120	6,098,646
		27,763,312
MALAYSIA — 11.4%
Axiata Group Bhd.	9,482,700	4,907,050
CelcomDigi Bhd.	6,501,400	4,257,201
Hong Leong Bank Bhd.	2,067,000	10,848,265
IGB Real Estate Investment Trust	3,228,200	2,185,121
Malayan Banking Bhd.	6,199,900	16,391,152
MISC Bhd.	3,686,200	7,051,468
Petronas Gas Bhd.	924,700	3,964,134
Public Bank Bhd.	11,790,200	13,879,328
Security Description	Shares	Value
RHB Bank Bhd.	8,298,800	$16,852,008
Sime Darby Bhd.	17,270,100	9,063,891
Sunway Real Estate Investment Trust	7,353,000	3,985,317
Telekom Malaysia Bhd.	8,631,500	15,749,444
Tenaga Nasional Bhd.	5,553,400	19,448,817
Westports Holdings Bhd.	6,734,542	10,008,909
		138,592,105
MEXICO — 3.9%
Arca Continental SAB de CV (a)	1,928,180	23,126,573
Kimberly-Clark de Mexico SAB de CV Class A (a)	4,957,905	10,989,036
Megacable Holdings SAB de CV	1,313,463	4,715,275
Prologis Property Mexico SA de CV REIT	1,940,461	8,418,705
		47,249,589
PHILIPPINES — 1.9%
Bank of the Philippine Islands	5,353,830	8,374,901
Manila Electric Co.	539,030	5,006,471
Metropolitan Bank & Trust Co.	6,289,640	6,661,669
PLDT, Inc.	160,750	2,959,874
		23,002,915
POLAND — 0.5%
KRUK SA	54,022	6,067,837
QATAR — 2.3%
Al Rayan Bank	15,978,063	9,013,716
Ooredoo QPSC	4,032,101	14,673,260
Qatar Navigation QSC	836,491	2,338,775
United Development Co. QSC	6,729,317	1,600,546
		27,626,297
ROMANIA — 2.0%
NEPI Rockcastle NV	2,719,653	24,304,306
SAUDI ARABIA — 4.5%
Al Hammadi Holding	686,815	4,939,248
Jarir Marketing Co.	3,385,718	15,102,905
Riyadh Cement Co.	506,119	3,088,818
Saudi Telecom Co.	2,193,520	25,244,279
United Electronics Co.	356,663	6,863,285
		55,238,535
SOUTH AFRICA — 8.8%
AVI Ltd.	1,393,119	8,544,860
Bidvest Group Ltd.	1,274,687	18,624,118
FirstRand Ltd.	2,804,783	16,643,880
Investec Ltd.	999,328	7,859,876
Nedbank Group Ltd.	1,396,228	22,996,446
Reunert Ltd.	542,736	1,999,745
Sanlam Ltd.	2,239,841	12,057,424
Standard Bank Group Ltd.	931,721	18,365,534
		107,091,883
TAIWAN — 26.3%
Cheng Shin Rubber Industry Co. Ltd. (a)	18,912,000	17,780,183
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Chunghwa Telecom Co. Ltd. (a)	4,587,000	$20,374,508
Cleanaway Co. Ltd. (a)	6,194,000	5,424,720
Eclat Textile Co. Ltd.	1,373,000	13,468,601
Far Eastern International Bank (a)	13,868,277	5,659,366
Gloria Material Technology Corp. (a)	4,555,000	4,518,324
Hu Lane Associate, Inc. (a)	843,365	3,110,680
IEI Integration Corp. (a)	1,183,000	3,111,936
Marketech International Corp. (a)	1,139,000	19,807,763
Mega Financial Holding Co. Ltd.	9,738,000	14,092,000
Nan Pao Resins Chemical Co. Ltd. (a)	949,000	10,232,810
Nien Made Enterprise Co. Ltd.	1,368,000	14,858,130
Pegavision Corp. (a) (c)	606,000	6,562,868
President Chain Store Corp. (a)	3,102,000	21,714,438
Primax Electronics Ltd. (a)	5,479,000	11,351,341
Sercomm Corp. (a)	2,493,000	6,323,181
Shanghai Commercial & Savings Bank Ltd. (a)	11,322,000	15,175,848
Sinbon Electronics Co. Ltd. (a)	3,096,000	31,925,541
Sino-American Silicon Products, Inc. (a)	7,512,000	42,445,341
Sporton International, Inc.	364,150	2,183,311
Taiwan Mobile Co. Ltd. (a)	5,773,000	21,112,002
Taiwan Secom Co. Ltd.	1,099,000	3,639,587
TTY Biopharm Co. Ltd. (a)	1,556,000	3,697,494
Uni-President Enterprises Corp.	8,819,000	20,624,221
YungShin Global Holding Corp. (a)	629,000	1,062,270
		320,256,464
THAILAND — 13.5%
Advanced Info Service PCL	249,300	2,754,116
Advanced Info Service PCL NVDR (a)	1,396,900	15,432,107
Home Product Center PCL NVDR (a)	59,755,772	11,781,891
Kiatnakin Phatra Bank PCL NVDR	6,136,600	18,564,690
Krungthai Card PCL (d)	3,050,400	3,053,109
Krungthai Card PCL (d)	297,500	297,764
Krungthai Card PCL NVDR	12,527,800	12,538,925
PTT PCL (d)	9,923,900	10,604,851
PTT PCL (d)	583,200	623,218
PTT PCL NVDR	20,672,800	22,091,311
Ratch Group PCL (d)	763,400	723,863
Ratch Group PCL (d)	78,500	74,434
Ratch Group PCL NVDR	3,363,500	3,189,303
Supalai PCL	591,500	284,884
Supalai PCL NVDR (a)	7,871,000	3,790,912
Thai Beverage PCL (a)	30,891,900	10,389,251
Security Description	Shares	Value
Thanachart Capital PCL NVDR (a)	4,183,077	$8,499,502
Tisco Financial Group PCL NVDR	5,943,800	21,112,518
WHA Corp. PCL NVDR (a)	122,418,400	18,977,883
		164,784,532
UNITED ARAB EMIRATES — 4.2%
Abu Dhabi National Oil Co. for Distribution PJSC	21,264,149	22,695,654
Emirates Telecommunications Group Co. PJSC	3,993,433	20,876,431
Sharjah Islamic Bank	10,235,172	8,221,022
		51,793,107
TOTAL COMMON STOCKS (Cost $1,135,363,670)		1,208,160,286
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Banco ABC Brasil SA (expiring 07/30/26) (c) (Cost $0)	29,094	23,887
SHORT-TERM INVESTMENT — 2.0%
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $23,944,297)	23,944,297	23,944,297
TOTAL INVESTMENTS — 101.2% (Cost $1,159,307,967)		1,232,128,470
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(14,256,610)
NET ASSETS — 100.0%		$1,217,871,860

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.6% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	70	09/18/2026	$6,263,733	$6,150,550	$(113,183)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,190,739,463	$17,420,823	$—	$1,208,160,286
Rights	—	23,887	—	23,887
Short-Term Investment	23,944,297	—	—	23,944,297
TOTAL INVESTMENTS	$1,214,683,760	$17,444,710	$—	$1,232,128,470
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(113,183)	$—	$—	$(113,183)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(113,183)	$—	$—	$(113,183)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,317,957	$2,317,957	$134,850,241	$137,168,198	$—	$—	—	$—	$113,069
State Street Navigator Securities Lending Portfolio II	21,747,232	21,747,232	141,255,138	139,058,073	—	—	23,944,297	23,944,297	1,375,759
Total		$24,065,189	$276,105,379	$276,226,271	$—	$—		$23,944,297	$1,488,828
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.9%
Abacus Group REIT (a)	425,609	$284,542
Abacus Storage King REIT	500,098	465,999
Actinogen Medical Ltd. (b)	16	—
AGL Energy Ltd.	848,150	4,906,446
ALS Ltd.	579,333	9,167,106
AMP Ltd.	4,446,449	4,944,202
Ampol Ltd.	320,953	7,315,520
Ansell Ltd.	561,694	12,351,355
ANZ Group Holdings Ltd.	3,586,228	87,828,446
APA Group Stapled Security	2,445,132	17,177,033
ARB Corp. Ltd. (a)	96,337	1,262,764
Aristocrat Leisure Ltd.	903,476	38,350,620
ASX Ltd. (a)	248,352	9,174,147
Atlas Arteria Ltd. Stapled Security	1,129,997	3,992,596
AUB Group Ltd.	116,481	2,311,192
Aurizon Holdings Ltd.	2,628,829	7,612,837
Bank of Queensland Ltd.	800,877	3,501,088
Beach Energy Ltd. (a)	1,873,344	1,109,664
Bendigo & Adelaide Bank Ltd.	748,205	5,468,660
BHP Group Ltd.	6,136,599	252,535,288
BlueScope Steel Ltd.	1,010,683	22,315,412
Boss Energy Ltd. (a) (b)	1,353,983	952,110
BrainChip Holdings Ltd. (a) (b)	3,008,244	312,617
Brambles Ltd.	1,616,322	21,813,468
Breville Group Ltd. (a)	108,746	2,430,444
BWP Property Group Ltd. (a)	643,353	1,689,260
Capricorn Metals Ltd.	506,158	4,432,422
CAR Group Ltd. (a)	655,954	11,706,502
Chalice Mining Ltd. (a) (b)	740,358	594,987
Challenger Ltd.	794,360	5,503,326
Charter Hall Group REIT	524,292	8,303,426
Charter Hall Long Wale REIT	671,697	1,698,534
Cleanaway Waste Management Ltd.	2,375,448	3,867,419
Clinuvel Pharmaceuticals Ltd. (a)	17,121	121,936
Cochlear Ltd.	84,644	7,139,586
Coles Group Ltd.	1,688,821	28,513,270
Commonwealth Bank of Australia	2,021,767	230,579,973
Computershare Ltd.	643,960	17,078,067
Core Lithium Ltd. (b)	4,230,946	732,800
CSL Ltd.	584,707	46,479,454
Deep Yellow Ltd. (a) (b)	1,732,168	1,674,064
Deterra Royalties Ltd.	646,136	2,103,922
Dexus REIT	722,658	2,703,550
Domino's Pizza Enterprises Ltd. (a)	79,264	858,307
Downer EDI Ltd.	781,034	4,355,858
DroneShield Ltd. (a) (b)	1,698,417	2,847,525
Dubber Corp. Ltd. (b)	20	—
Dyno Nobel Ltd.	2,021,993	5,491,280
Eagers Automotive Ltd.	212,286	3,126,745
Security Description	Shares	Value
Electro Optic Systems Holdings Ltd. (a) (b)	413,028	$2,947,302
Elevra Lithium Ltd. (a) (b)	120,818	803,546
Endeavour Group Ltd. (a)	1,683,144	3,789,767
Evolution Mining Ltd.	2,511,013	20,440,650
Firefinch Ltd. (a) (b) (c)	764,682	10,595
Flight Centre Travel Group Ltd. (a)	327,445	2,713,173
Fortescue Ltd.	2,046,881	27,156,216
Genesis Minerals Ltd. (a) (b)	1,325,523	4,784,459
Glencore PLC (b)	12,611,514	86,003,041
Goodman Group REIT	2,475,416	53,386,961
GPT Group REIT	2,105,698	7,119,079
Harvey Norman Holdings Ltd. (a)	699,152	2,334,676
HMC Capital Ltd. REIT (a)	263,664	542,519
HUB24 Ltd.	94,364	4,754,098
IDP Education Ltd. (a)	280,430	442,963
IGO Ltd. (b)	927,051	4,733,463
Iluka Resources Ltd.	643,311	3,150,999
Ingenia Communities Group REIT	1,857,436	5,687,796
Insurance Australia Group Ltd.	3,703,558	20,757,524
IREN Ltd. (a) (b)	404,995	18,520,421
IRESS Ltd.	220,373	943,528
JB Hi-Fi Ltd.	145,796	8,129,081
Kogan.com Ltd. (a)	191,149	586,656
Lendlease Corp. Ltd. Stapled Security	673,995	1,508,228
Liontown Ltd. (b)	2,836,128	3,310,805
Lottery Corp. Ltd.	4,013,677	16,016,691
Lynas Rare Earths Ltd. (b)	1,021,512	12,781,126
Macquarie Group Ltd.	429,877	74,541,065
Magellan Financial Group Ltd. (a)	165,634	1,111,939
Medibank Pvt Ltd.	3,288,607	11,323,384
Megaport Ltd. (a) (b)	259,892	3,885,548
Mesoblast Ltd. (a) (b)	1,175,491	1,592,113
Metals X Ltd. (b)	997,680	912,374
Metcash Ltd.	1,718,894	3,513,007
Mineral Resources Ltd. (b)	194,051	8,344,600
Mirvac Group REIT	4,919,985	5,862,733
Myer Holdings Ltd. (a)	828,523	175,070
National Australia Bank Ltd.	3,671,108	96,290,990
Netwealth Group Ltd.	235,812	3,358,899
Neuren Pharmaceuticals Ltd. (a) (b)	124,594	1,532,157
New Hope Corp. Ltd. (a)	1,031,866	3,817,442
NEXTDC Ltd. (a) (b)	846,162	8,547,103
nib holdings Ltd.	522,871	2,557,450
Nine Entertainment Co. Holdings Ltd. (a)	573,097	351,382
Northern Star Resources Ltd.	1,756,191	23,056,259
OceanaGold Corp.	356,461	8,931,939
Orica Ltd.	554,576	9,098,099
Origin Energy Ltd.	2,688,262	20,449,459
Orora Ltd.	2,496,828	2,395,776
Paladin Energy Ltd. (a) (b)	572,126	3,686,231
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Peninsula Energy Ltd. (a) (b)	88,643	$24,565
Perpetual Ltd. (a)	412,794	4,432,747
Perseus Mining Ltd.	1,597,552	5,312,563
Pinnacle Investment Management Group Ltd. (a)	312,427	3,703,450
PLS Group Ltd. (a) (b)	3,964,673	13,788,562
PolyNovo Ltd. (a) (b)	1,731,373	1,103,536
Premier Investments Ltd. (a)	115,612	1,196,634
Pro Medicus Ltd.	63,230	8,911,403
Qantas Airways Ltd.	1,208,913	8,894,621
QBE Insurance Group Ltd.	1,882,221	32,847,829
Qube Holdings Ltd.	2,228,264	7,873,081
Ramelius Resources Ltd.	2,282,920	4,618,292
Ramsay Health Care Ltd. (a)	201,780	6,148,104
REA Group Ltd. (a)	67,870	6,544,761
Reece Ltd. (a)	320,861	3,830,100
Region Group REIT	1,378,429	2,225,093
Regis Resources Ltd.	901,320	3,765,340
Rio Tinto Ltd. (a)	465,374	55,619,141
Rio Tinto PLC	1,308,494	123,687,606
Ryzon Materials Ltd. (a) (b)	1,313,928	263
Sandfire Resources Ltd. (b)	531,605	7,067,599
Santos Ltd.	3,973,997	19,850,465
Scentre Group REIT	6,499,698	17,381,545
SEEK Ltd.	422,146	3,933,624
SGH Ltd.	180,636	5,836,745
Sigma Healthcare Ltd. (a)	6,520,745	12,423,324
Silver Mines Ltd. (a) (b)	8,887,503	738,871
Sonic Healthcare Ltd.	731,014	10,539,152
South32 Ltd. (a) (d)	2,102,910	5,688,233
South32 Ltd. (d)	4,059,319	10,967,955
Steadfast Group Ltd.	1,156,712	4,086,987
Stockland REIT	3,346,904	9,460,439
Suncorp Group Ltd.	1,269,578	16,966,783
Super Retail Group Ltd.	304,971	2,784,722
Tabcorp Holdings Ltd.	4,297,126	2,485,836
Technology One Ltd. (a)	324,513	6,625,522
Telix Pharmaceuticals Ltd. (a) (b)	685,508	7,874,173
Telstra Group Ltd.	5,178,398	18,224,978
Temple & Webster Group Ltd. (a) (b)	328,376	1,410,493
TPG Telecom Ltd.	280,330	699,165
Transurban Group Stapled Security	3,792,499	37,782,635
Treasury Wine Estates Ltd. (a)	1,653,251	5,451,972
Vault Minerals Ltd.	854,902	2,469,791
Ventia Services Group Pty. Ltd.	994,645	4,265,468
Vicinity Ltd. REIT	4,754,239	8,497,841
Viva Energy Group Ltd. (e)	1,323,533	1,898,073
Washington H Soul Pattinson & Co. Ltd.	358,857	11,473,635
WEB Travel Group Ltd. (b)	446,962	916,580
Webjet Group Ltd. (a)	449,467	127,670
Wesfarmers Ltd.	1,375,829	86,166,960
West African Resources Ltd. (b)	1,290,764	2,396,567
Westgold Resources Ltd.	1,059,764	3,450,761
Security Description	Shares	Value
Westpac Banking Corp.	4,085,819	$99,667,378
Whitehaven Coal Ltd.	1,279,913	6,765,702
WiseTech Global Ltd. (a)	235,549	5,385,216
Woodside Energy Group Ltd.	2,258,739	44,144,542
Woolworths Group Ltd.	1,435,966	39,823,335
Worley Ltd.	999,850	7,661,219
Yancoal Australia Ltd.	780,200	2,967,469
Zip Co. Ltd. (a) (b)	2,372,529	5,325,549
		2,354,088,816
AUSTRIA — 0.4%
ams-OSRAM AG (b)	14,907	322,478
ANDRITZ AG	40,951	3,539,538
AT&S Austria Technologie & Systemtechnik AG (b)	1,289	310,954
BAWAG Group AG (e)	94,375	18,914,685
Erste Group Bank AG	421,401	56,417,352
Kontron AG (b)	54,533	1,447,711
Lenzing AG (b)	22,648	627,916
Mondi PLC (a)	783,004	7,110,490
Oesterreichische Post AG	37,308	1,322,282
OMV AG	316,082	19,929,918
Raiffeisen Bank International AG	157,296	10,043,870
Telekom Austria AG	157,558	1,747,320
UNIQA Insurance Group AG	130,662	2,635,167
Verbund AG	95,060	6,042,725
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,751	2,926,808
voestalpine AG	373,224	17,426,715
		150,765,929
BELGIUM — 0.8%
Ackermans & van Haaren NV	25,376	8,291,739
Aedifica SA REIT	169,453	13,677,736
Ageas SA	306,118	24,498,932
Anheuser-Busch InBev SA	1,192,995	99,104,701
Barco NV	86,707	831,718
Bekaert SA	116,579	5,204,771
Colruyt Group NV (a)	72,127	2,965,363
D'ieteren Group	24,640	4,800,324
Elia Group SA	60,337	9,643,865
Fagron (a)	72,043	1,985,039
Gimv NV (a)	31,620	1,673,798
Groupe Bruxelles Lambert NV	132,537	12,076,906
KBC Ancora	41,056	3,853,719
KBC Group NV	303,754	41,430,740
Lakefront Biotherapeutics NV (a) (b)	48,796	1,462,774
Lotus Bakeries NV (a)	300	3,985,544
Materialise NV ADR (a) (b)	9,787	72,717
Melexis NV (a)	21,990	1,963,525
Proximus SADP	170,302	1,139,032
Shurgard Self Storage Ltd. REIT	29,928	875,947
Sofina SA (a)	23,999	6,107,712
Solvay SA (a)	87,562	2,630,881
Syensqo SA (a)	87,562	6,467,083
Tessenderlo Group SA (a)	30,724	679,351
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
UCB SA	185,640	$55,607,464
Umicore SA	234,760	5,432,439
VGP NV (a)	9,302	895,465
Warehouses De Pauw CVA REIT (a)	202,719	5,112,816
		322,472,101
BRAZIL — 0.2%
Pluxee NV	118,550	1,554,624
Wheaton Precious Metals Corp.	535,089	60,171,347
Yara International ASA	297,171	13,075,464
		74,801,435
BURKINA FASO — 0.0% *
IAMGOLD Corp. (b)	1,002,914	15,912,313
CAMEROON — 0.0% *
Golar LNG Ltd. (a)	218,836	10,906,786
CANADA — 9.8%
AbCellera Biologics, Inc. (a) (b)	564,320	4,429,912
AGF Management Ltd. Class B	13,948	198,197
Agnico Eagle Mines Ltd.	643,037	99,876,394
Air Canada (b)	312,972	5,457,570
Alamos Gold, Inc. Class A	485,266	14,707,622
Algonquin Power & Utilities Corp. (a)	712,404	4,187,806
Alimentation Couche-Tard, Inc.	1,001,618	63,821,158
Almonty Industries, Inc. (b)	215,784	3,568,136
AltaGas Ltd.	404,908	14,951,986
ARC Resources Ltd.	673,643	14,149,471
Aritzia, Inc. (b)	195,800	21,583,198
Atco Ltd. Class I	87,562	4,573,282
Athabasca Oil Corp. (b)	405,238	2,919,142
AtkinsRealis Group, Inc. (a)	235,743	14,635,590
Aurinia Pharmaceuticals, Inc. (b)	124,648	2,115,277
Aurora Cannabis, Inc. (a) (b)	9,310	25,920
B2Gold Corp. (a)	1,451,334	5,442,183
Badger Infrastructure Solutions Ltd.	77,779	5,099,561
Ballard Power Systems, Inc. (b)	716,524	2,792,865
Bank of Montreal	862,106	152,320,078
Bank of Nova Scotia	1,546,429	134,363,561
Barrick Mining Corp.	2,020,819	74,280,677
Bausch Health Cos., Inc. (a) (b)	398,753	1,964,605
Baytex Energy Corp.	1,440,260	5,776,267
BCE, Inc. (a)	307,921	6,630,475
BlackBerry Ltd. (a) (b)	768,093	9,696,244
Bombardier, Inc. Class B (b)	114,735	26,407,448
Boralex, Inc. Class A (a)	86,310	2,250,904
Boyd Group, Inc. (a)	33,712	3,190,967
Brookfield Asset Management Ltd. Class A (a)	446,734	20,032,576
Brookfield Corp.	2,665,371	113,678,660
Brookfield Infrastructure Corp. Class A (a)	172,756	6,659,401
Brookfield Renewable Corp.	222,282	8,259,882
Brookfield Wealth Solutions Ltd. (a)	20,950	892,488
Security Description	Shares	Value
CAE, Inc. (b)	342,496	$8,572,358
Cameco Corp.	645,915	65,813,901
Canada Packers, Inc. (a)	17,351	234,200
Canadian Apartment Properties REIT	87,640	2,154,631
Canadian Imperial Bank of Commerce (a)	1,123,146	129,291,422
Canadian National Railway Co.	753,224	89,855,973
Canadian Natural Resources Ltd.	2,492,353	98,587,384
Canadian Pacific Kansas City Ltd.	1,130,875	98,010,495
Canadian Solar, Inc. (a) (b)	84,550	1,354,491
Canadian Tire Corp. Ltd. Class A (a)	100,917	13,895,426
Canadian Utilities Ltd. Class A	139,763	5,193,519
Canopy Growth Corp. (a) (b)	21,391	20,807
Capital Power Corp. (a)	193,297	10,069,837
Capstone Copper Corp. (b)	637,005	5,850,344
Cargojet, Inc.	15,640	933,935
CCL Industries, Inc. Class B	170,144	11,089,491
Celestica, Inc. (b)	135,537	49,413,327
Cenovus Energy, Inc.	1,611,192	39,963,240
Centerra Gold, Inc.	237,860	3,770,553
CES Energy Solutions Corp.	373,171	4,358,374
CGI, Inc. (a)	264,410	17,084,380
Choice Properties Real Estate Investment Trust	178,194	2,052,292
Cineplex, Inc. (a) (b)	72,127	584,133
Colliers International Group, Inc. (a)	41,062	3,851,941
Constellation Software, Inc.	23,351	43,945,142
CT Real Estate Investment Trust	344,626	4,406,355
Definity Financial Corp.	142,862	7,576,343
Denison Mines Corp. (a) (b)	476,820	1,461,968
Descartes Systems Group, Inc. (b)	95,120	6,585,824
Discovery Silver Corp. (a) (b)	408,840	2,443,675
Docebo, Inc. (a) (b)	20,255	362,199
Dollarama, Inc.	398,481	52,696,391
DPM Metals, Inc.	264,149	8,575,650
Dye & Durham Ltd. (a) (b)	32,921	32,022
Element Fleet Management Corp. (a)	457,930	9,447,479
Emera, Inc.	350,303	18,575,009
Empire Co. Ltd. Class A	192,655	6,744,792
Enbridge, Inc. (a)	2,588,544	140,324,172
Enerflex Ltd.	110,000	2,700,476
Enghouse Systems Ltd. (a)	46,720	528,862
Equinox Gold Corp. (a)	848,870	8,268,816
Exchange Income Corp. (a)	170,266	15,878,692
Fairfax Financial Holdings Ltd.	24,400	40,119,017
Finning International, Inc.	165,058	11,654,985
First Capital Real Estate Investment Trust	157,927	2,575,810
First Majestic Silver Corp.	551,463	9,359,809
FirstService Corp. (a)	46,724	6,641,642
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Fortis, Inc.	595,461	$34,101,291
Franco-Nevada Corp.	227,905	47,537,569
G Mining Ventures Corp. (b)	192,808	5,643,923
George Weston Ltd.	256,110	18,376,739
Gibson Energy, Inc.	204,092	4,132,908
Gildan Activewear, Inc. (a)	274,725	14,158,867
Global Atomic Corp. (a) (b)	177,097	77,392
GoGold Resources, Inc. (b)	118,541	265,699
Granite Real Estate Investment Trust	31,004	2,093,521
Great-West Lifeco, Inc.	359,826	22,919,807
H&R Real Estate Investment Trust	157,927	1,222,230
Hudbay Minerals, Inc. (a)	413,490	9,760,550
Hydro One Ltd. (a) (e)	365,958	15,089,722
iA Financial Corp., Inc.	110,689	15,278,398
IGM Financial, Inc. (a)	94,130	5,253,366
Imperial Oil Ltd. (a)	295,225	33,140,112
Intact Financial Corp.	209,711	43,266,613
International Petroleum Corp. (b)	7,315	159,782
K92 Mining, Inc. (b)	227,326	3,566,715
Keyera Corp. (a)	267,161	10,727,868
Kinaxis, Inc. (b)	25,617	2,749,392
Kinross Gold Corp.	1,404,358	33,239,360
Lightspeed Commerce, Inc. (a) (b)	123,567	1,293,371
Linamar Corp.	56,573	4,010,253
Lithium Americas Corp. (a) (b)	269,533	1,037,286
Lithium Argentina AG (a) (b)	84,208	696,218
Loblaw Cos. Ltd.	880,671	39,938,236
Lundin Gold, Inc. (a)	94,304	5,085,603
Magna International, Inc.	397,640	26,138,436
Manulife Financial Corp.	1,966,009	79,707,375
Maple Leaf Foods, Inc. (a)	87,555	1,882,857
MDA Space Ltd. (a) (b)	123,946	5,119,461
Methanex Corp. (a)	100,925	4,660,156
Metro, Inc.	290,445	18,563,914
MTY Food Group, Inc. (a)	196,263	5,200,018
National Bank of Canada	467,149	73,726,402
NexGen Energy Ltd. (a) (b)	491,108	4,610,790
Northland Power, Inc. (a)	213,680	3,364,660
Nutrien Ltd.	656,062	41,317,455
Onex Corp. (a)	95,362	7,128,877
Open Text Corp.	259,066	5,731,864
OR Royalties, Inc.	177,487	5,618,285
Orla Mining Ltd.	319,780	3,126,237
Pan American Silver Corp.	474,799	21,277,688
Pembina Pipeline Corp.	682,946	31,587,606
Peyto Exploration & Development Corp. (a)	157,292	2,623,104
Pizza Pizza Royalty Corp. (a)	320,892	2,919,976
Power Corp. of Canada (a)	753,717	46,973,503
PrairieSky Royalty Ltd. (a)	243,572	5,449,146
Precision Drilling Corp. (b)	36,566	2,807,238
Premium Brands Holdings Corp. (a)	33,048	1,959,004
Security Description	Shares	Value
Primaris Real Estate Investment Trust	39,341	$617,532
Quebecor, Inc. Class B	195,847	9,344,059
Restaurant Brands International, Inc.	380,006	27,553,281
RioCan Real Estate Investment Trust	185,899	2,973,074
Rogers Communications, Inc. Class B	451,645	14,688,212
Royal Bank of Canada	1,681,098	347,985,805
Russel Metals, Inc.	70,011	2,968,220
Saputo, Inc.	311,339	9,014,841
Shopify, Inc. Class A (b)	1,474,641	168,652,158
Skeena Resources Ltd. (a) (b)	144,356	3,846,102
SmartCentres Real Estate Investment Trust	79,330	1,694,796
SNDL, Inc. (a) (b)	298,783	403,357
South Bow Corp. (a)	249,478	8,785,142
SSR Mining, Inc. (b)	200,491	5,666,741
Stantec, Inc.	127,991	8,824,726
Stella-Jones, Inc.	70,387	3,888,587
Sun Life Financial, Inc.	667,932	52,422,364
Suncor Energy, Inc.	1,407,279	75,683,093
Tamarack Valley Energy Ltd.	577,816	5,037,945
TC Energy Corp. (a)	1,247,620	82,591,345
Teck Resources Ltd. Class B	625,562	37,244,914
TELUS Corp.	698,251	7,382,389
TFI International, Inc. (a)	106,761	15,362,296
Thomson Reuters Corp. (a)	157,617	12,869,324
Tilray Brands, Inc. (a) (b) (d)	10,554	47,387
Tilray Brands, Inc. (a) (b) (d)	46,666	209,853
TMC the metals Co., Inc. (a) (b)	358,215	1,586,892
TMX Group Ltd.	342,668	11,214,150
Topaz Energy Corp.	137,100	2,877,771
Torex Gold Resources, Inc.	100,865	4,013,272
Toromont Industries Ltd.	93,163	15,314,520
Toronto-Dominion Bank	1,997,702	242,807,917
Tourmaline Oil Corp.	404,938	16,925,338
TransAlta Corp.	328,503	4,542,893
Vermilion Energy, Inc.	132,140	1,235,946
Victoria Gold Corp./Vancouver (a) (b)	6,345	2,147
Well Health Technologies Corp. (a) (b)	52,123	152,098
Wesdome Gold Mines Ltd. (b)	141,092	2,421,561
West Fraser Timber Co. Ltd.	68,314	4,622,962
Whitecap Resources, Inc. (a)	1,463,262	15,192,140
WSP Global, Inc.	153,580	19,035,801
Xenon Pharmaceuticals, Inc. (b)	149,012	8,994,364
		3,946,865,245
CHILE — 0.1%
Antofagasta PLC	431,166	21,860,513
Lundin Mining Corp.	934,960	22,775,131
		44,635,644
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
CHINA — 0.3%
BOC Aviation Ltd. (a) (e)	573,800	$5,945,033
BOC Hong Kong Holdings Ltd.	4,277,500	23,116,462
BOE Varitronix Ltd.	361,000	198,866
Budweiser Brewing Co. APAC Ltd. (a) (e)	1,533,100	1,192,534
China Ruyi Holdings Ltd. (a) (b)	3,056,400	580,720
China Tobacco International HK Co. Ltd. (a)	288,000	705,122
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	3,296,000	567,403
Chow Tai Fook Jewellery Group Ltd. (a)	1,472,000	2,045,996
Fosun International Ltd. (a) (b)	2,765,500	1,403,548
Gemdale Properties & Investment Corp. Ltd. (a) (b)	11,122,000	136,152
HUTCHMED China Ltd. ADR (a) (b)	70,063	753,878
Inspur Digital Enterprise Technology Ltd.	746,000	224,502
KLN Logistics Group Ltd.	752,000	526,454
Nexteer Automotive Group Ltd.	320,000	155,470
Prosus NV	1,569,359	68,163,492
S-Enjoy Service Group Co. Ltd. (b)	282,000	100,688
Shangri-La Asia Ltd.	514,000	262,176
Silvercorp Metals, Inc. (a)	200,000	2,024,317
Towngas Smart Energy Co. Ltd. (a)	1,997,259	751,323
VSTECS Holdings Ltd.	882,000	993,115
Wharf Holdings Ltd. (a)	1,471,000	3,395,171
Wilmar International Ltd.	3,885,000	10,842,978
Youzan Technology Ltd. (b)	8,168,000	74,993
Zhongyu Energy Holdings Ltd. (a) (b)	277,000	90,779
		124,251,172
COLOMBIA — 0.0% *
Aris Mining Corp. (b)	244,652	3,647,147
Parex Resources, Inc.	432,661	6,523,079
		10,170,226
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	1,330,757	10,420,941
DENMARK — 1.4%
AL Sydbank	39,960	3,520,489
ALK-Abello AS	205,170	7,663,278
Ambu AS Class B	405,973	3,787,757
Ascendis Pharma AS (b)	60,463	16,126,691
Bavarian Nordic AS (b)	78,753	2,200,699
Better Collective AS (a) (b)	39,267	474,702
Carlsberg AS Class B	124,235	16,280,904
cBrain AS	47,670	353,989
Chemometec AS	14,403	797,915
Coloplast AS Class B	102,981	5,864,152
D/S Norden AS	125,143	5,259,911
Security Description	Shares	Value
Danske Bank AS	903,433	$48,391,287
Demant AS (b)	108,458	4,449,134
DSV AS	235,576	55,813,280
FLSmidth & Co. AS	218,329	15,962,261
Genmab AS (b)	77,265	21,213,012
GN Store Nord AS (b)	170,774	2,279,250
Green Hydrogen Systems AS (b) (c)	145,415	—
H&H International AS Class B (b)	108,924	1,607,704
ISS AS	212,501	8,697,655
Jyske Bank AS	56,415	8,149,888
Netcompany Group AS (b) (e)	23,598	1,075,589
NKT AS (b)	80,002	11,942,789
Novo Nordisk AS Class B	3,825,258	184,066,407
Novonesis Novozymes B Class B	437,095	27,604,241
Orsted AS (b) (e)	755,037	16,953,110
Pandora AS	147,458	16,929,026
Ringkjoebing Landbobank AS	31,452	7,456,500
Rockwool AS Class B	93,654	2,996,699
Royal Unibrew AS	48,252	3,183,835
Tryg AS	467,169	10,639,563
Vestas Wind Systems AS	1,253,226	35,384,754
Zealand Pharma AS (b)	116,058	5,140,777
		552,267,248
FINLAND — 1.0%
Amer Sports, Inc. (b)	176,569	5,975,095
Elisa OYJ	180,651	7,588,217
Fortum OYJ	533,620	12,378,681
Hiab OYJ (a)	78,031	4,946,853
Huhtamaki OYJ	110,348	3,315,508
Kalmar OYJ Class B	78,031	3,427,558
Kemira OYJ	117,090	2,196,790
Kesko OYJ Class B	356,349	7,969,015
Kone OYJ Class B	455,827	25,932,277
Konecranes OYJ	239,604	7,363,488
Mandatum OYJ (a)	523,280	3,284,481
Metsa Board OYJ Class B (a) (b)	227,883	709,186
Metso OYJ	1,019,113	17,710,310
Neste OYJ	450,909	14,764,616
Nokia OYJ	7,227,330	95,479,046
Nokian Renkaat OYJ (a)	132,131	1,808,253
Nordea Bank Abp (a) (d)	4,038,525	76,633,976
Nordea Bank Abp (d)	53,900	1,022,956
Orion OYJ Class B	118,553	9,752,222
Outokumpu OYJ	716,161	4,122,592
QT Group OYJ (a) (b)	37,283	987,210
Sampo OYJ Class A	3,010,511	31,644,989
Stora Enso OYJ Class R (a)	667,991	7,122,398
Tokmanni Group Corp. (a)	138,112	1,117,957
UPM-Kymmene OYJ	612,400	16,243,642
Valmet OYJ (a)	204,416	4,935,931
Wartsila OYJ Abp	533,629	20,365,074
YIT OYJ (a) (b)	148,367	446,122
		389,244,443
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
FRANCE — 5.9%
Abivax SA (a) (b)	60,232	$7,953,706
Accor SA	420,018	24,413,704
Aeroports de Paris SA (a)	38,832	5,061,216
Air France-KLM (b)	300,443	4,695,597
Air Liquide SA (a)	765,367	151,627,652
Airbus SE	742,049	165,044,757
Alstom SA (a) (b)	612,705	10,658,194
Alten SA	32,873	1,991,936
Amundi SA (e)	99,687	9,567,963
Arkema SA	48,800	3,076,986
AXA SA	2,083,223	104,439,696
Ayvens SA (e)	410,516	5,406,831
BioMerieux	48,607	3,817,823
BNP Paribas SA	1,222,738	142,787,273
Bollore SE	640,726	2,971,191
Bouygues SA	311,506	17,383,430
Bureau Veritas SA	412,443	12,628,005
Capgemini SE	185,948	18,699,800
Carrefour SA	822,619	15,283,131
Christian Dior SE	2,010	1,031,817
Cie de Saint-Gobain SA	586,868	53,113,687
Cie Generale des Etablissements Michelin SCA	878,211	33,886,982
Covivio SA REIT	96,197	5,895,037
Credit Agricole SA	1,664,424	33,482,161
Danone SA	768,056	62,996,221
Dassault Aviation SA	24,487	8,040,448
Dassault Systemes SE	767,958	15,641,685
Edenred SE	401,526	10,328,956
Eiffage SA	86,048	12,700,688
Elior Group SA (a) (e)	140,530	314,106
Elis SA (a)	228,500	7,079,714
Engie SA	2,152,927	67,911,175
EssilorLuxottica SA	344,557	64,624,553
Eurazeo SE	60,599	2,771,314
Euroapi SA (a) (b)	56,664	86,422
Eutelsat Communications SACA (a) (b)	198,436	547,442
FDJ UNITED (a)	131,993	3,227,914
Fnac Darty SA	41,584	1,640,233
Forvia SE (b) (d)	149,303	1,490,877
Forvia SE (a) (b) (d)	20,830	208,952
Gaztransport Et Technigaz SA	44,176	9,389,144
Gecina SA REIT (a)	48,823	4,105,512
Getlink SE (a)	483,102	10,273,348
Hermes International SCA	40,669	74,302,000
ICADE REIT (a)	54,654	1,199,730
Imerys SA (a)	46,492	1,120,493
Ipsen SA	40,908	7,894,796
Kering SA	87,621	24,773,796
Klepierre SA REIT	225,437	9,428,208
Legrand SA	321,718	54,327,046
L'Oreal SA	274,189	120,266,720
Louis Hachette Group	1,303,083	2,602,707
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	305,293	$168,970,997
Nanobiotix SA (b)	100,794	3,699,133
Nexans SA	116,450	19,344,849
Opmobility	85,530	1,333,807
Orange SA	2,171,599	40,978,438
Pernod Ricard SA (a)	248,661	18,155,024
Publicis Groupe SA	270,607	26,749,428
Renault SA	284,969	8,171,192
Rexel SA	350,032	15,291,322
Rubis SCA	123,488	4,334,344
Safran SA	404,904	159,709,739
Sartorius Stedim Biotech	29,197	6,061,977
SCOR SE	217,545	7,894,348
SEB SA	32,902	1,733,385
Societe BIC SA	31,148	2,029,856
Societe Generale SA	876,039	77,491,894
Sodexo SA (a)	118,550	6,865,011
SOITEC (b)	23,519	3,154,112
SPIE SA	162,976	9,391,056
Technip Energies NV	163,423	6,188,192
Teleperformance SE (a)	69,874	3,673,202
Television Francaise 1 SA (a)	139,917	1,065,381
Thales SA	118,610	30,484,414
TotalEnergies SE	2,416,285	187,935,519
Ubisoft Entertainment SA (a) (b)	185,552	1,140,473
Unibail-Rodamco-Westfield REIT (b)	180,757	21,172,265
Valeo SE	453,378	6,642,618
Vallourec SACA (b)	135,209	3,167,436
Valneva SE (a) (b)	165,916	427,755
Veolia Environnement SA (a)	946,482	39,432,196
Vinci SA	611,745	89,384,357
Viridien (b)	8,124	778,349
Vivendi SE	1,303,083	3,218,000
Wendel SE	33,138	3,116,179
Worldline SA (a) (b) (e)	50,801	597,071
		2,393,996,094
GERMANY — 6.1%
1&1 AG	48,781	1,056,309
adidas AG	203,071	41,651,494
AIXTRON SE	153,440	9,231,020
Allianz SE	451,576	213,794,398
Aroundtown SA (b)	1,248,360	3,314,075
Aumovio SE (b)	61,881	2,546,948
Aurubis AG	33,123	6,861,959
Auto1 Group SE (b)	187,140	4,955,248
BASF SE	1,042,617	55,762,888
Bayer AG	1,142,661	63,243,038
Bayerische Motoren Werke AG	374,605	24,523,652
Bayerische Motoren Werke AG Preference Shares	48,798	3,205,179
Bechtle AG	93,384	3,307,609
Beiersdorf AG	122,578	10,558,407
Bilfinger SE	147,293	13,530,948
BioNTech SE ADR (b)	96,348	8,965,181
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Birkenstock Holding PLC (a) (b)	78,580	$3,381,297
Brenntag SE	185,817	11,297,804
CANCOM SE	62,662	1,665,664
Carl Zeiss Meditec AG	40,942	1,246,055
Ceconomy AG (b)	193,669	916,686
Commerzbank AG	1,274,307	54,240,957
Continental AG	124,082	10,236,831
CTS Eventim AG & Co. KGaA	54,511	3,181,560
Daimler Truck Holding AG	640,482	30,901,504
Deutsche Bank AG	2,410,980	81,660,532
Deutsche Boerse AG	225,373	61,531,350
Deutsche Lufthansa AG	810,155	9,271,765
Deutsche Pfandbriefbank AG (b) (e)	243,646	890,279
Deutsche Post AG	1,102,354	66,923,068
Deutsche Telekom AG	4,130,370	112,625,720
Deutz AG	140,611	1,405,851
Dr. Ing hc F Porsche AG Preference Shares (a)	124,230	6,179,820
Duerr AG	54,544	1,105,022
DWS Group GmbH & Co. KGaA (e)	39,085	2,933,628
E.ON SE	2,552,064	52,592,894
Evonik Industries AG	141,995	2,578,005
Evotec SE (a) (b)	139,716	798,367
Fielmann Group AG	31,024	1,518,105
flatexDEGIRO SE	102,248	4,383,756
Fraport AG Frankfurt Airport Services Worldwide	62,172	5,178,269
Freenet AG	155,219	3,999,991
Fresenius Medical Care AG	256,596	11,617,303
Fresenius SE & Co. KGaA	482,683	22,057,505
FUCHS SE	63,774	2,369,667
FUCHS SE Preference Shares (a)	79,906	3,493,474
GEA Group AG	209,932	14,412,917
Gerresheimer AG (b)	48,713	1,549,395
Grand City Properties SA	141,671	1,462,611
Grenke AG	31,026	426,374
Hamborner REIT AG	600,658	3,038,791
Hannover Rueck SE	70,075	19,420,301
Hapag-Lloyd AG (e)	21,799	2,778,892
Heidelberg Materials AG	170,264	32,489,229
HelloFresh SE (b)	257,327	1,161,215
Henkel AG & Co. KGaA	119,257	9,435,181
Henkel AG & Co. KGaA Preference Shares	158,737	13,346,335
Hensoldt AG	91,508	7,089,126
HOCHTIEF AG	17,632	10,220,444
HUGO BOSS AG (a)	77,761	3,340,129
Hypoport SE (b)	5,907	565,941
Immatics NV (a) (b)	192,324	1,948,242
Infineon Technologies AG	1,556,909	145,373,760
Jenoptik AG	60,431	3,243,121
Jumia Technologies AG ADR (b)	236,809	1,669,504
Jungheinrich AG Preference Shares	54,511	1,439,648
Security Description	Shares	Value
K&S AG	251,112	$3,792,543
KION Group AG	100,196	4,441,262
Knorr-Bremse AG	76,654	8,904,074
Krones AG	17,559	2,252,438
Lanxess AG	108,830	1,886,288
LEG Immobilien SE	77,782	4,913,281
Mercedes-Benz Group AG	917,888	46,090,589
Merck KGaA	168,769	28,335,238
MTU Aero Engines AG	62,128	25,848,162
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	158,385	88,458,354
Nemetschek SE	62,097	3,769,861
Nordex SE (b)	118,367	6,252,200
Norma Group SE (b)	46,602	934,532
Patrizia SE	91,683	808,171
Pfeiffer Vacuum Technology AG	7,694	1,516,525
Porsche Automobil Holding SE Preference Shares	208,967	6,441,067
Puma SE (b)	109,251	3,320,020
Rational AG	7,581	5,551,443
RENK Group AG	108,605	5,236,790
Rheinmetall AG	54,918	62,191,271
RWE AG	800,366	51,810,613
Salzgitter AG	118,695	6,141,963
SAP SE	1,225,000	187,672,710
Sartorius AG Preference Shares	46,980	12,332,330
Schaeffler AG	194,713	1,887,779
Scout24 SE (e)	72,135	5,966,846
Siemens AG	882,458	283,656,259
Siemens Energy AG	857,877	162,618,439
Siemens Healthineers AG (e)	318,555	12,455,776
Siltronic AG (b)	23,357	2,176,381
Sixt SE	13,934	1,014,788
Sixt SE Preference Shares	17,636	1,098,897
Softwareone Holding AG	12,709	122,653
Stabilus SE	25,476	440,978
Stroeer SE & Co. KGaA	47,114	1,836,812
Suedzucker AG	79,808	958,067
Symrise AG	147,460	14,805,664
TAG Immobilien AG	203,194	3,277,918
Talanx AG	76,183	9,633,263
TeamViewer SE (b) (e)	115,207	646,463
thyssenkrupp AG	720,761	8,574,200
Tkms AG& Co. KGaA (b)	36,338	3,099,275
TUI AG	736,648	6,097,598
United Internet AG	72,134	1,896,829
Volkswagen AG	36,924	3,041,606
Volkswagen AG Preference Shares	248,022	19,877,807
Vonovia SE	970,398	23,953,158
Wacker Chemie AG (b)	23,254	2,416,695
Zalando SE (b) (e)	233,106	6,761,362
		2,460,319,476
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	2,140,654	329,009
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
HONG KONG — 1.2%
AIA Group Ltd.	13,764,400	$125,409,348
ASMPT Ltd.	234,800	7,149,947
Bank of East Asia Ltd.	1,633,325	2,609,721
Cafe de Coral Holdings Ltd. (a)	140,000	91,940
Cathay Pacific Airways Ltd. (a)	1,655,000	2,739,322
Champion REIT	1,702,000	447,092
Chow Sang Sang Holdings International Ltd.	508,000	629,652
CK Asset Holdings Ltd.	2,729,031	15,374,627
CK Infrastructure Holdings Ltd.	287,500	2,188,682
CLP Holdings Ltd.	2,453,000	22,897,023
CTF Services Ltd.	1,971,200	1,938,008
Dah Sing Banking Group Ltd.	658,125	970,984
Dah Sing Financial Holdings Ltd.	46,885	225,515
DFI Retail Group Holdings Ltd.	733,300	2,779,207
Fortune Real Estate Investment Trust	1,781,000	999,280
Futu Holdings Ltd. ADR (a)	80,065	7,505,293
Hang Lung Group Ltd.	1,790,000	2,871,469
Hang Lung Properties Ltd.	2,182,516	1,917,552
Henderson Land Development Co. Ltd. (a)	1,677,869	5,306,157
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	3,565,000	2,809,431
HKT Trust & HKT Ltd. Stapled Security	5,760,900	8,565,629
Hong Kong & China Gas Co. Ltd. (a)	13,017,625	10,789,853
Hong Kong Exchanges & Clearing Ltd.	1,502,839	69,564,789
Hong Kong Technology Venture Co. Ltd. (b)	841,642	115,910
Hongkong Land Holdings Ltd.	2,419,400	17,226,128
Hysan Development Co. Ltd.	377,841	795,957
Johnson Electric Holdings Ltd. (a)	112,537	278,542
Kerry Properties Ltd.	764,500	1,758,670
Link REIT	3,694,120	17,193,894
LK Technology Holdings Ltd.	92,500	18,283
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	372,668
Man Wah Holdings Ltd. (a)	834,000	317,986
Melco International Development Ltd. (a) (b)	229,000	91,401
Melco Resorts & Entertainment Ltd. ADR (b)	250,734	1,321,368
Modern Dental Group Ltd.	753,966	573,018
MTR Corp. Ltd. (a)	2,550,888	9,921,141
New World Development Co. Ltd. (a) (b)	631,129	509,439
Pacific Basin Shipping Ltd.	9,676,000	3,331,425
Pacific Textiles Holdings Ltd. (a)	1,761,000	193,120
PAX Global Technology Ltd. (a)	1,661,000	711,671
Security Description	Shares	Value
PCCW Ltd.	1,977,875	$1,344,301
Power Assets Holdings Ltd.	1,515,500	11,034,749
Prudential PLC	3,013,753	40,120,013
Realord Group Holdings Ltd. (a) (b)	550,000	725,894
Sino Land Co. Ltd.	11,880,132	15,573,448
Sun Hung Kai Properties Ltd.	1,830,009	26,206,159
Sunlight Real Estate Investment Trust	1,542,000	424,726
Swire Pacific Ltd. Class A	399,000	4,156,860
Swire Pacific Ltd. Class B	892,500	1,418,067
Swire Properties Ltd.	1,535,800	4,022,588
Techtronic Industries Co. Ltd.	1,622,000	26,784,961
Value Partners Group Ltd. (a)	402,000	105,087
Vitasoy International Holdings Ltd. (a)	230,000	190,052
VTech Holdings Ltd. (a)	198,900	1,304,940
Wharf Real Estate Investment Co. Ltd.	1,349,000	3,677,816
Yue Yuen Industrial Holdings Ltd. (a)	921,500	1,439,467
Yuexiu Real Estate Investment Trust (a)	421,000	34,895
Zijin Gold International Co. Ltd.	217,400	2,453,427
		491,528,592
INDONESIA — 0.1%
First Pacific Co. Ltd.	3,780,000	2,313,681
Jardine Matheson Holdings Ltd.	245,405	15,092,407
		17,406,088
IRELAND — 0.3%
AerCap Holdings NV	216,892	31,618,516
AIB Group PLC	2,704,862	31,775,118
Amarin Corp. PLC ADR (a) (b)	16,644	265,305
Bank of Ireland Group PLC	1,073,389	21,384,060
C&C Group PLC	612,868	764,623
Glanbia PLC	147,480	4,124,296
Greencore Group PLC	506,619	1,337,423
Kerry Group PLC Class A	180,569	16,587,820
Kingspan Group PLC	170,275	15,564,300
		123,421,461
ISRAEL — 1.1%
Airport City Ltd. (b)	72,070	1,291,694
Alony Hetz Properties & Investments Ltd.	155,669	1,732,529
Amot Investments Ltd.	209,290	1,301,631
Ashdod Refinery Ltd. (b)	71,160	2,412,244
Azrieli Group Ltd.	43,307	5,876,595
Bank Hapoalim BM	1,663,618	38,298,195
Bank Leumi Le-Israel BM	1,877,362	41,920,789
Bezeq The Israeli Telecommunication Corp. Ltd.	2,519,975	5,943,333
Big Shopping Centers Ltd.	19,385	4,392,359
Camtek Ltd. (b)	20,960	3,306,382
Cellebrite DI Ltd. (b)	171,928	2,510,149
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies Ltd. (b)	149,595	$19,661,271
Clal Insurance Enterprises Holdings Ltd.	76,335	5,851,722
Compugen Ltd. (a) (b)	346,188	740,842
CyberArk Software Ltd. (b)	70,243	3,160,935
Delek Group Ltd.	14,060	3,585,490
Doral Group Renewable Energy Resources Ltd. (b)	90,000	2,326,537
Elbit Systems Ltd.	29,562	22,423,642
Electra Ltd.	32,016	1,208,881
Enlight Renewable Energy Ltd. (b)	155,595	13,734,586
First International Bank of Israel Ltd.	60,568	4,287,298
Gav-Yam Lands Corp. Ltd.	101,793	1,251,127
Global-e Online Ltd. (b)	88,405	3,070,306
Harel Insurance Investments & Financial Services Ltd.	131,841	6,929,568
ICL Group Ltd.	1,072,619	5,378,485
Innoviz Technologies Ltd. (a) (b)	1,006,301	765,996
Isracard Ltd.	61,672	232,865
Israel Discount Bank Ltd. Class A	1,344,202	13,309,154
Kornit Digital Ltd. (b)	214,323	3,482,749
Mega Or Holdings Ltd. REIT	27,096	5,456,578
Melisron Ltd.	23,508	3,295,673
Menora Mivtachim Holdings Ltd.	18,870	2,829,756
Migdal Insurance & Financial Holdings Ltd. (b)	562,925	3,128,778
Mivne Real Estate KD Ltd.	672,353	2,933,625
Mizrahi Tefahot Bank Ltd.	170,037	11,242,776
Nano Dimension Ltd. ADR (a) (b)	339,884	492,832
Nano-X Imaging Ltd. (a) (b)	194,021	225,064
Next Vision Stabilized Systems Ltd.	63,480	5,126,210
Nice Ltd. (b)	76,002	6,826,137
Nova Ltd. (b)	36,708	19,404,622
Oddity Tech Ltd. Class A (a) (b)	52,118	788,545
OPC Energy Ltd. (b)	186,765	5,798,306
Paz Retail & Energy Ltd.	9,675	2,569,869
Phoenix Financial Ltd.	267,568	14,781,820
Plus500 Ltd.	122,509	7,782,035
Radware Ltd. (b)	46,556	1,436,718
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	13,529	1,657,381
Reit 1 Ltd.	1,468,022	10,642,661
Shapir Engineering & Industry Ltd.	161,748	2,442,954
Shikun & Binui Ltd. (b)	286,065	1,824,241
Shufersal Ltd.	323,984	4,633,391
Strauss Group Ltd.	419,959	16,209,463
Tel Aviv Stock Exchange Ltd.	73,915	3,063,821
Teva Pharmaceutical Industries Ltd. ADR (b)	1,356,412	45,955,239
Tower Semiconductor Ltd. (b)	124,005	31,814,403
Wix.com Ltd. (a) (b)	57,281	2,598,839
Security Description	Shares	Value
ZIM Integrated Shipping Services Ltd.	180,048	$4,681,248
		440,030,339
ITALY — 2.7%
A2A SpA	1,735,503	4,484,294
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	21	—
Amplifon SpA	95,484	1,034,465
Azimut Holding SpA	126,092	5,114,832
Banca Generali SpA	85,539	6,376,348
Banca IFIS SpA (a)	227,816	3,310,473
Banca Mediolanum SpA	290,616	7,236,651
Banca Monte dei Paschi di Siena SpA	2,545,931	31,622,531
Banco BPM SpA	1,892,279	32,689,620
BFF Bank SpA (a) (b) (e)	342,722	1,205,282
Biesse SpA (a) (b)	13,516	84,836
BPER Banca SpA (a)	1,838,016	28,856,478
Brembo NV (a)	523,595	6,129,932
Brunello Cucinelli SpA (a)	39,230	3,704,747
Coca-Cola HBC AG Class DI	252,621	16,496,319
Davide Campari-Milano NV (a)	611,451	3,808,544
De' Longhi SpA	86,385	3,668,094
DiaSorin SpA (a)	29,140	2,257,476
Enav SpA (a) (e)	288,622	1,714,254
Enel SpA	9,196,686	105,713,506
Eni SpA (a)	2,805,631	66,142,324
ERG SpA	62,513	1,709,589
Esprinet SpA	475,230	3,648,464
Ferrari NV	141,737	52,560,244
FinecoBank Banca Fineco SpA	735,598	18,460,153
Generali (a)	1,284,741	62,587,464
Hera SpA	856,456	3,575,988
Immobiliare Grande Distribuzione SIIQ SpA REIT	624,267	3,008,349
Infrastrutture Wireless Italiane SpA (a) (e)	272,275	1,917,559
Interpump Group SpA (a)	233,373	9,023,696
Intesa Sanpaolo SpA	19,565,461	133,991,468
Iren SpA	3,530,103	10,001,126
Italgas SpA	478,059	5,539,435
Iveco Group NV	236,106	3,756,215
Leonardo SpA	556,452	29,853,292
Lottomatica Group SpA	359,715	9,993,671
MFE-MediaForEurope NV Class A (b)	509,037	1,638,862
MFE-MediaForEurope NV Class B (a) (b)	171,255	665,314
Moncler SpA	262,654	15,248,845
Nexi SpA (a) (e)	285,614	1,156,614
Pirelli & C SpA (b) (e)	462,479	3,497,696
Poste Italiane SpA (a)	608,833	19,921,776
PRADA SpA (a)	570,300	2,888,571
Prysmian SpA	343,461	57,350,767
Recordati Industria Chimica e Farmaceutica SpA	185,820	10,898,584
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Reply SpA	93,820	$9,809,331
Ryanair Holdings PLC ADR	366,017	23,699,601
Saipem SpA (a)	975,250	4,916,050
Salvatore Ferragamo SpA (a) (b)	79,735	992,744
Snam SpA	2,557,549	18,468,275
Technogym SpA (e)	204,643	3,556,319
Technoprobe SpA (b)	217,709	8,686,845
Telecom Italia SpA (b)	2,567,499	23,360,087
Terna - Rete Elettrica Nazionale (a)	1,671,785	19,572,244
UniCredit SpA	1,955,670	174,982,918
Unipol Assicurazioni SpA	429,289	11,980,578
Wizz Air Holdings PLC (a) (b) (e)	100,693	1,590,372
Zignago Vetro SpA (a)	465,225	3,818,983
		1,099,979,095
IVORY COAST — 0.0% *
Endeavour Mining PLC	213,541	10,497,956
JAPAN — 21.3%
77 Bank Ltd.	244,200	4,982,416
ABC-Mart, Inc.	28,500	491,089
Acom Co. Ltd.	771,800	2,155,009
Activia Properties, Inc. REIT	507	427,686
ADEKA Corp.	92,400	2,385,543
Advance Residence Investment Corp. REIT	3,048	2,820,607
Advanced Media, Inc. (a)	6,800	43,053
Advantest Corp.	939,400	186,926,294
Aeon Co. Ltd.	3,342,155	27,576,249
AEON Financial Service Co. Ltd.	147,000	1,325,962
AEON REIT Investment Corp.	545	412,460
AGC, Inc. (a)	312,000	13,370,743
Aica Kogyo Co. Ltd.	13,300	302,293
Ain Holdings, Inc.	6,000	204,227
Air Water, Inc.	202,200	3,442,470
Aisin Corp.	853,400	11,481,059
Ajinomoto Co., Inc.	1,090,900	39,420,740
Akita Bank Ltd.	16,555	696,731
Alconix Corp.	20,300	310,886
Alfresa Holdings Corp.	204,000	2,728,786
Alps Alpine Co. Ltd.	203,000	2,554,284
ALSOK Co. Ltd.	462,900	3,041,853
Amada Co. Ltd.	570,600	10,362,257
Amano Corp.	23,000	515,121
ANA Holdings, Inc. (a)	113,800	2,078,193
Anritsu Corp.	144,000	3,894,933
Aoyama Trading Co. Ltd.	6,300	26,669
Aozora Bank Ltd. (a)	131,700	2,199,254
ARCHION Corp. (a) (b)	203,700	362,217
Arcs Co. Ltd.	21,600	451,204
ARE Holdings, Inc.	33,200	597,917
As One Corp.	20,000	278,726
Asahi Group Holdings Ltd.	2,238,108	21,317,282
Asahi Intecc Co. Ltd.	260,500	6,090,755
Asahi Kasei Corp.	1,552,350	17,106,653
Asics Corp.	1,028,200	27,678,050
Security Description	Shares	Value
Astellas Pharma, Inc.	2,518,800	$33,707,983
Atom Corp. (a) (b)	989,100	2,270,016
Awa Bank Ltd.	2,310	102,904
Azbil Corp.	583,800	6,176,552
Bandai Namco Holdings, Inc.	836,700	19,480,528
Bank of Iwate Ltd.	819,020	10,330,663
BASE, Inc. (a)	503,500	824,064
BayCurrent, Inc.	210,100	7,802,883
Bic Camera, Inc.	170,500	1,734,112
BIPROGY, Inc.	82,700	2,172,258
Blue Zones Holdings Co. Ltd.	135,500	1,460,674
Bridgestone Corp. (a)	1,433,330	30,073,252
Brother Industries Ltd.	303,200	6,848,468
Calbee, Inc.	133,000	2,417,363
Can Do Co. Ltd. (a)	5,300	113,158
Canon Marketing Japan, Inc.	97,800	2,071,236
Canon, Inc. (a)	1,502,216	38,330,655
Capcom Co. Ltd.	544,300	10,087,258
Casio Computer Co. Ltd.	781,500	9,225,090
CCI Group, Inc.	165,550	1,038,985
Central Japan Railway Co.	1,349,400	28,802,145
Change Holdings, Inc. (a)	51,600	286,693
Chiba Bank Ltd.	761,150	11,553,651
Chubu Electric Power Co., Inc.	902,465	16,991,496
Chugai Pharmaceutical Co. Ltd.	857,340	39,742,806
Chugin Financial Group, Inc.	202,200	3,830,634
Chugoku Electric Power Co., Inc. (a)	202,700	1,108,380
Citizen Watch Co. Ltd.	205,100	3,053,942
CKD Corp.	56,700	2,606,054
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	5,329,184
Colowide Co. Ltd. (a)	2,400	27,208
Comforia Residential REIT, Inc.	381	242,162
COMSYS Holdings Corp.	118,900	3,987,841
Cosmo Energy Holdings Co. Ltd.	119,000	2,773,555
Cosmos Pharmaceutical Corp.	66,600	2,534,918
Credit Saison Co. Ltd.	161,700	4,381,645
Creek & River Co. Ltd.	9,600	77,970
Cyber Security Cloud, Inc. (a)	31,300	338,951
CyberAgent, Inc.	692,000	5,799,132
Dai Nippon Printing Co. Ltd.	595,400	10,832,781
Daicel Corp.	206,100	1,738,582
Dai-Dan Co. Ltd.	120,000	2,120,535
Daido Steel Co. Ltd.	207,700	3,523,967
Daifuku Co. Ltd.	545,100	23,896,862
Daihen Corp.	26,100	2,898,662
Daiichi Life Group, Inc.	5,460,600	59,754,974
Daiichi Sankyo Co. Ltd.	2,325,195	37,319,004
Daiichikosho Co. Ltd.	30,000	316,013
Daikin Industries Ltd.	358,310	54,421,673
Daio Paper Corp.	41,700	235,793
Daiseki Co. Ltd.	21,720	525,209
Daishi Hokuetsu Financial Group, Inc.	502,202	6,581,697
Daito Trust Construction Co. Ltd.	439,675	8,397,177
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Daiwa House Industry Co. Ltd.	779,000	$21,171,161
Daiwa House REIT Investment Corp.	4,734	3,509,903
Daiwa Office Investment Corp. REIT	184	370,208
Daiwa Securities Group, Inc.	3,077,150	30,208,231
Daiwa Securities Living Investments Corp. REIT	570	348,962
Daiwabo Holdings Co. Ltd.	40,000	848,854
DCM Holdings Co. Ltd.	49,200	461,652
DeNA Co. Ltd.	202,800	3,057,754
Denka Co. Ltd. (a)	157,000	4,188,599
Denso Corp.	2,532,440	29,231,549
Dentsu Group, Inc. (a)	306,800	5,846,237
Dexerials Corp.	161,700	4,232,406
DIC Corp. (a)	36,700	1,086,605
Digital Garage, Inc.	12,500	145,978
Dip Corp. (a)	32,300	370,449
Disco Corp.	115,400	57,698,225
DMG Mori Co. Ltd. (a)	143,600	3,073,009
Dowa Holdings Co. Ltd.	75,800	4,041,734
Duskin Co. Ltd.	18,300	490,815
East Japan Railway Co. (a)	1,492,700	31,300,548
Ebara Corp.	603,400	23,226,398
Eisai Co. Ltd.	421,851	10,691,305
Electric Power Development Co. Ltd. Class C	196,200	4,420,762
EM Systems Co. Ltd. (a)	45,000	135,671
en, Inc.	33,700	235,553
ENEOS Holdings, Inc.	3,814,500	28,093,872
eRex Co. Ltd. (a)	212,700	974,998
Eternal Hospitality Group Co. Ltd. (a)	34,800	585,192
euglena Co. Ltd. (a)	711,100	1,452,609
EXEO Group, Inc.	255,000	4,333,549
Ezaki Glico Co. Ltd. (a)	48,500	1,595,032
FANUC Corp.	1,326,175	60,015,488
Fast Retailing Co. Ltd.	250,300	127,533,259
Feed One Co. Ltd.	986,580	7,448,292
Ferrotec Corp.	56,100	3,289,543
Financial Partners Group Co. Ltd. (a)	207,200	1,969,691
FINDEX, Inc. (a)	188,900	910,067
Fixstars Corp. (a)	33,900	487,668
Focus Systems Corp. (a)	13,300	131,425
Food & Life Cos. Ltd.	306,400	9,203,783
Foster Electric Co. Ltd. (a)	567,500	10,684,818
FP Corp.	11,600	185,215
Freee KK (a) (b)	19,200	235,799
Fronteo, Inc. (b)	12,000	44,818
Frontier Real Estate Investment Corp. REIT	885	437,803
Fuji Corp.	87,600	4,526,472
Fuji Electric Co. Ltd.	188,300	15,658,357
Fuji Kyuko Co. Ltd.	11,500	180,505
Fuji Oil Co. Ltd.	20,000	487,064
Fuji Seal International, Inc.	17,500	304,830
Security Description	Shares	Value
FUJIFILM Holdings Corp.	1,727,630	$37,024,060
Fujikura Ltd.	2,008,500	77,089,820
Fujitsu Ltd.	2,091,610	41,787,157
Fukuoka Financial Group, Inc.	253,234	10,652,889
Fukuyama Transporting Co. Ltd.	9,000	306,230
Funai Soken Holdings, Inc. (a)	82,800	543,084
Furukawa Electric Co. Ltd.	841,550	24,491,810
Fuyo General Lease Co. Ltd.	30,000	778,957
GA Technologies Co. Ltd.	15,300	126,335
Gakujo Co. Ltd. (a)	23,700	231,860
giftee, Inc. (a) (b)	33,500	205,092
Glory Ltd.	15,000	360,775
GLP J-Reit	5,703	4,821,364
GMO internet group, Inc.	26,400	542,863
GMO Payment Gateway, Inc. (a)	31,600	1,804,325
GNI Group Ltd. (a) (b)	85,300	1,494,751
Godo Steel Ltd. (a)	52,000	824,513
Goldwin, Inc.	94,800	1,268,083
GS Yuasa Corp.	139,900	5,565,872
GungHo Online Entertainment, Inc.	8,100	109,146
Gunma Bank Ltd.	574,400	8,278,923
H.U. Group Holdings, Inc.	20,000	405,476
Hachijuni Nagano Bank Ltd.	769,900	11,314,605
Hakuhodo DY Holdings, Inc. (a)	206,600	1,457,418
Hamamatsu Photonics KK	613,800	10,087,431
Hankyu Hanshin Holdings, Inc.	348,500	9,160,388
Hankyu Hanshin REIT, Inc.	5,715	4,880,738
Hanwa Co. Ltd.	93,500	974,552
Harmonic Drive Systems, Inc.	67,500	3,235,348
Haseko Corp.	207,000	3,621,624
Hazama Ando Corp.	162,500	1,794,224
Heiwa Real Estate REIT, Inc.	772	637,930
Hikari Tsushin, Inc.	24,400	5,329,642
Hirogin Holdings, Inc.	197,000	2,543,030
Hirose Electric Co. Ltd.	42,240	7,494,173
HIS Co. Ltd.	46,700	280,732
Hitachi Construction Machinery Co. Ltd.	140,500	4,541,990
Hitachi Ltd.	5,512,175	151,637,806
Hokkaido Electric Power Co., Inc. (a)	258,900	1,477,016
Hokuhoku Financial Group, Inc.	192,700	7,915,491
Hokuriku Electric Power Co.	204,600	1,094,095
Honda Motor Co. Ltd.	4,866,425	44,315,084
Horiba Ltd.	47,800	8,061,517
Hoshino Resorts REIT, Inc.	196	289,191
Hoshizaki Corp. (a)	86,100	2,805,104
House Foods Group, Inc.	12,000	276,659
Hoya Corp.	451,306	72,059,011
Hulic Co. Ltd. (a)	721,400	7,532,477
Hulic Reit, Inc.	1,701	1,625,383
Hyakugo Bank Ltd.	202,550	2,466,368
Ibiden Co. Ltd. (a)	334,500	49,014,721
Ichigo Office REIT Investment Corp.	15,545	8,904,719
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Idemitsu Kosan Co. Ltd.	1,414,870	$10,429,252
IHI Corp.	1,290,200	21,525,164
Iida Group Holdings Co. Ltd.	188,600	2,533,234
Iino Kaiun Kaisha Ltd. (a)	158,000	1,355,188
Inaba Denki Sangyo Co. Ltd.	75,800	1,269,513
Industrial & Infrastructure Fund Investment Corp. REIT	5,510	4,810,761
Infomart Corp. (a)	1,548,000	3,657,480
INFRONEER Holdings, Inc.	400,112	6,589,139
Inpex Corp.	1,090,500	21,907,291
Intage Holdings, Inc. (a)	521,300	5,532,949
Internet Initiative Japan, Inc.	170,200	3,347,974
Invincible Investment Corp. REIT (a)	7,547	2,776,869
Iriso Electronics Co. Ltd.	4,400	78,890
Isetan Mitsukoshi Holdings Ltd.	571,900	14,490,597
Istyle, Inc. (a)	1,004,200	2,317,028
Isuzu Motors Ltd.	965,000	12,768,697
ITmedia, Inc.	9,100	64,446
Ito En Ltd.	8,200	148,410
ITOCHU Corp.	8,506,550	97,038,263
Itoham Yonekyu Holdings, Inc.	29,100	841,532
Iwatani Corp. (a)	210,400	2,458,389
Iyogin Holdings, Inc.	337,900	6,544,896
Izumi Co. Ltd.	18,300	108,207
J Front Retailing Co. Ltd. (a)	382,600	8,514,777
Jade Group, Inc. (a)	90,600	855,690
JAFCO Group Co. Ltd. (a)	41,100	599,588
Japan Airlines Co. Ltd.	144,100	2,526,904
Japan Airport Terminal Co. Ltd.	63,900	1,984,330
Japan Elevator Service Holdings Co. Ltd.	102,400	1,095,669
Japan Excellent, Inc. REIT (a)	2,028	1,709,497
Japan Exchange Group, Inc.	1,553,600	19,548,451
Japan Hotel REIT Investment Corp.	5,704	2,783,124
Japan Logistics Fund, Inc. REIT	111	64,814
Japan Metropolitan Fund Invest REIT	8,002	5,519,300
Japan Petroleum Exploration Co. Ltd.	702,300	6,918,211
Japan Post Bank Co. Ltd.	2,221,600	41,869,010
Japan Post Holdings Co. Ltd.	2,390,500	31,902,750
Japan Post Insurance Co. Ltd.	637,300	5,985,777
Japan Prime Realty Investment Corp. REIT (a)	5,768	3,311,210
Japan Real Estate Investment Corp. REIT	8,537	6,082,662
Japan Steel Works Ltd.	78,700	3,717,458
Japan Tobacco, Inc. (a)	1,400,700	51,813,619
JCR Pharmaceuticals Co. Ltd.	24,400	69,511
Jeol Ltd. (a)	15,300	701,338
JFE Holdings, Inc. (a)	777,510	7,462,948
JGC Holdings Corp.	203,900	3,142,086
JMDC, Inc. (a)	24,400	431,926
JTEKT Corp.	204,900	2,510,742
Juroku Financial Group, Inc.	105,000	1,506,599
Security Description	Shares	Value
Justsystems Corp.	13,100	$295,007
JX Advanced Metals Corp.	801,800	21,697,071
Kadokawa Corp.	184,200	3,922,573
Kagome Co. Ltd.	11,700	189,943
Kajima Corp.	633,737	22,896,808
Kakaku.com, Inc.	206,300	4,303,073
Kaken Pharmaceutical Co. Ltd.	36,900	872,976
Kamigumi Co. Ltd.	88,400	2,767,990
Kanadevia Corp.	134,100	1,047,057
Kandenko Co. Ltd.	168,200	6,956,717
Kaneka Corp.	78,600	2,755,171
Kanematsu Corp.	140,000	1,775,788
Kansai Electric Power Co., Inc.	1,366,700	19,219,153
Kansai Paint Co. Ltd. (a)	206,300	3,361,855
Kao Corp. (a)	1,489,800	29,543,919
Katitas Co. Ltd.	20,300	412,807
Kawasaki Heavy Industries Ltd.	1,043,500	18,764,059
Kawasaki Kisen Kaisha Ltd. (a)	794,200	12,143,283
KDDI Corp.	3,465,200	58,526,221
KDX Realty Investment Corp. REIT	6,547	6,239,842
Keihan Holdings Co. Ltd.	119,300	2,335,718
Keikyu Corp.	208,000	1,884,510
Keio Corp.	419,000	1,927,877
Keisei Electric Railway Co. Ltd.	686,400	4,903,310
Kewpie Corp. (a)	135,000	3,626,581
Key Coffee, Inc. (a)	16,100	195,152
Keyence Corp.	241,800	120,598,726
Kikkoman Corp.	1,067,800	10,958,870
Kinden Corp.	160,800	7,861,663
Kintetsu Group Holdings Co. Ltd. (a)	227,210	4,718,251
Kioxia Holdings Corp. (b)	220,600	121,725,322
Kirin Holdings Co. Ltd.	980,200	16,950,328
Kiyo Bank Ltd.	111,000	3,028,980
KNT-CT Holdings Co. Ltd. (a)	71,300	779,573
Kobayashi Pharmaceutical Co. Ltd. (a)	14,300	479,526
Kobe Bussan Co. Ltd.	127,000	2,064,116
Kobe Steel Ltd.	570,599	6,574,045
Koei Tecmo Holdings Co. Ltd.	42,120	392,498
Koito Manufacturing Co. Ltd.	176,500	2,768,723
Kokusai Electric Corp.	171,300	11,441,080
Kokuyo Co. Ltd.	804,400	3,942,191
Komatsu Ltd.	1,400,620	54,137,486
Konami Group Corp.	110,900	12,053,829
Konica Minolta, Inc.	1,352,975	4,572,768
Kosaido Holdings Co. Ltd. (a)	649,200	2,248,882
Kose Holdings Corp. (a)	10,300	318,332
Kotobuki Spirits Co. Ltd.	48,000	735,099
Kraftia Corp.	70,100	4,013,848
K's Holdings Corp.	202,600	2,375,353
Kubota Corp.	1,569,850	25,939,592
Kuraray Co. Ltd. (a)	570,200	5,851,983
Kureha Corp. (a)	24,000	569,266
Kurita Water Industries Ltd.	174,310	9,814,557
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Kusuri No. Aoki Holdings Co. Ltd.	21,000	$465,934
Kyocera Corp.	1,660,800	36,388,917
Kyoritsu Maintenance Co. Ltd.	2,400	44,862
Kyoto Financial Group, Inc.	345,600	9,556,231
Kyowa Kirin Co. Ltd.	204,100	3,248,772
Kyushu Electric Power Co., Inc.	572,700	5,787,785
Kyushu Financial Group, Inc.	501,700	4,435,889
Kyushu Railway Co.	227,900	4,902,251
LaSalle Logiport REIT	298	267,700
Lasertec Corp.	97,300	29,754,253
Lifenet Insurance Co. (a) (b)	135,000	1,290,817
LIKE, Inc. (a)	6,200	56,154
Lion Corp.	202,400	2,135,147
Lixil Corp. (a)	204,200	2,266,585
LY Corp.	5,306,600	14,163,994
M3, Inc.	712,000	7,951,269
Mabuchi Motor Co. Ltd. (a)	171,600	1,657,137
Macnica Holdings, Inc.	156,900	3,035,186
Makita Corp.	302,900	10,792,764
Mani, Inc.	21,000	222,760
Marubeni Corp.	1,977,150	57,054,813
Marui Group Co. Ltd.	204,500	3,604,309
Maruichi Steel Tube Ltd.	196,500	2,268,168
Maruwa Co. Ltd.	11,200	4,879,003
MatsukiyoCocokara & Co.	560,380	8,280,280
Matsuya Co. Ltd. (a)	775,400	8,315,780
Mazda Motor Corp.	778,000	5,210,601
McDonald's Holdings Co. Japan Ltd.	111,600	5,136,244
Mebuki Financial Group, Inc.	979,200	8,507,186
Medipal Holdings Corp.	779,799	12,580,421
Medley, Inc. (a) (b)	61,500	765,132
Meidensha Corp.	49,400	2,969,623
MEIJI Holdings Co. Ltd.	306,700	7,140,765
Meiko Electronics Co. Ltd.	24,000	4,577,757
Meiko Network Japan Co. Ltd.	775,300	3,296,307
MEITEC Group Holdings, Inc.	31,500	602,187
Menicon Co. Ltd. (a)	20,200	206,195
Mercari, Inc. (b)	171,900	4,325,925
Metaplanet, Inc. (a) (b)	1,320,100	1,624,489
Micronics Japan Co. Ltd.	66,600	6,818,791
Milbon Co. Ltd.	22,600	370,166
Minebea Mitsumi, Inc.	571,900	16,735,619
Mirait One Corp.	39,700	941,417
MISUMI Group, Inc.	412,300	10,132,141
Mitsubishi Chemical Group Corp.	1,759,100	12,214,394
Mitsubishi Corp.	4,879,214	130,502,650
Mitsubishi Electric Corp.	2,550,450	92,210,086
Mitsubishi Estate Co. Ltd.	1,555,825	39,679,401
Mitsubishi Estate Logistics REIT Investment Corp.	417	306,608
Mitsubishi Gas Chemical Co., Inc.	204,100	6,364,429
Mitsubishi HC Capital, Inc.	1,388,100	11,222,664
Mitsubishi Heavy Industries Ltd.	4,034,600	91,006,575
Security Description	Shares	Value
Mitsubishi Logistics Corp.	327,500	$3,110,268
Mitsubishi Materials Corp.	154,200	4,093,973
Mitsubishi Motors Corp. (a)	985,900	1,893,243
Mitsubishi UFJ Financial Group, Inc.	14,646,424	289,008,348
Mitsui & Co. Ltd.	3,671,052	101,576,501
Mitsui Chemicals, Inc.	334,420	4,388,973
Mitsui E&S Co. Ltd.	157,600	3,974,788
Mitsui Fudosan Accommodations Fund, Inc. REIT	2,595	1,946,350
Mitsui Fudosan Co. Ltd.	3,195,400	29,471,802
Mitsui Fudosan Logistics Park, Inc. REIT	3,406	2,259,140
Mitsui High-Tec, Inc.	127,500	747,623
Mitsui Kinzoku Co. Ltd.	82,100	21,494,262
Mitsui OSK Lines Ltd.	478,565	15,350,004
Mitsui-Soko Holdings Co. Ltd.	60,000	1,249,285
Miura Co. Ltd.	141,100	2,729,539
MIXI, Inc.	2,100	34,977
Mizuho Financial Group, Inc.	2,973,270	141,652,236
Mochida Pharmaceutical Co. Ltd.	12,000	235,533
Modec, Inc.	78,500	4,484,679
Monex Group, Inc.	72,300	277,589
Money Forward, Inc. (a) (b)	31,200	839,103
MonotaRO Co. Ltd. (a)	176,000	2,009,340
Mori Hills REIT Investment Corp. Class C,	482	381,389
Mori Trust Reit, Inc.	474	216,694
Morinaga & Co. Ltd.	41,800	668,440
Morinaga Milk Industry Co. Ltd.	386,400	3,013,456
MS&AD Insurance Group Holdings, Inc.	1,756,997	45,837,054
m-up Holdings, Inc.	22,800	100,445
Murata Manufacturing Co. Ltd.	2,417,400	169,489,451
Musashi Seimitsu Industry Co. Ltd.	80,700	1,938,985
Musashino Bank Ltd.	624,865	9,661,810
Nabtesco Corp. (a)	140,900	4,456,957
Nachi-Fujikoshi Corp.	1,500	54,730
Nagase & Co. Ltd.	701,600	5,029,159
Nagawa Co. Ltd. (a)	15,700	481,554
Nagoya Railroad Co. Ltd. (a)	190,400	2,162,026
Nakanishi, Inc.	32,700	601,587
Namura Shipbuilding Co. Ltd.	122,800	2,678,517
NANKAI Co. Ltd.	29,100	509,127
Nanto Bank Ltd.	1,040,975	11,292,041
NEC Corp.	1,625,600	39,258,453
Nexon Co. Ltd. (a)	679,500	8,970,111
NexTone, Inc. (a)	25,800	209,702
NGK Corp.	297,100	13,768,695
NH Foods Ltd.	106,000	3,882,590
NHK Spring Co. Ltd.	204,700	4,893,152
Nichias Corp. (a)	163,800	3,980,988
Nichirei Corp.	540,200	7,215,962
NIDEC Corp.	1,519,800	24,733,862
Nifco, Inc.	100,100	2,977,286
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nihon Kohden Corp.	182,400	$1,602,629
Nihon M&A Center Holdings, Inc.	125,300	490,869
Nihon Parkerizing Co. Ltd.	40,600	423,424
Nikkon Holdings Co. Ltd. (a)	189,200	6,866,030
Nikon Corp. (a)	777,200	10,855,216
Nintendo Co. Ltd.	1,450,100	60,805,608
Nippon Building Fund, Inc. REIT (a)	9,758	7,559,035
Nippon Electric Glass Co. Ltd. (a)	132,500	5,337,502
Nippon Express Holdings, Inc. (a)	282,100	8,755,037
Nippon Gas Co. Ltd.	43,500	768,159
Nippon Kayaku Co. Ltd.	151,400	1,856,577
Nippon Paint Holdings Co. Ltd. (a)	1,601,100	10,373,532
Nippon Parking Development Co. Ltd. Class C	1,765,100	2,725,981
Nippon Prologis REIT, Inc. (a)	7,212	3,851,725
NIPPON REIT Investment Corp.	388	199,819
Nippon Sanso Holdings Corp.	305,500	11,270,746
Nippon Shinyaku Co. Ltd.	18,500	457,136
Nippon Shokubai Co. Ltd.	48,800	625,595
Nippon Steel Corp.	6,387,700	21,070,272
Nippon Television Holdings, Inc.	2,000	34,389
Nippon Yusen KK (a)	678,565	21,777,542
Nipro Corp.	181,300	1,758,618
Nishimatsu Construction Co. Ltd.	24,600	803,426
Nishi-Nippon Financial Holdings, Inc.	153,800	3,914,909
Nishi-Nippon Railroad Co. Ltd.	16,000	287,020
Nissan Chemical Corp.	165,900	8,648,951
Nissan Motor Co. Ltd. (a) (b)	3,100,141	5,722,457
Nissei ASB Machine Co. Ltd.	7,300	406,940
Nisshin Seifun Group, Inc.	205,600	2,511,729
Nisshinbo Holdings, Inc.	190,100	2,894,924
Nissin Foods Holdings Co. Ltd. (a)	280,100	4,808,362
Nissui Corp.	537,600	4,247,214
Niterra Co. Ltd.	189,500	12,481,757
Nitori Holdings Co. Ltd.	451,900	6,713,506
Nitto Boseki Co. Ltd.	213,000	5,655,099
Nitto Denko Corp.	1,008,300	19,666,581
NOF Corp.	281,800	4,575,728
Nojima Corp.	180,000	1,467,467
NOK Corp.	53,700	956,043
Nomura Holdings, Inc.	3,764,585	32,741,061
Nomura Real Estate Holdings, Inc.	699,500	4,017,310
Nomura Real Estate Master Fund, Inc. REIT	5,723	5,345,340
Nomura Research Institute Ltd.	615,300	17,384,757
North Pacific Bank Ltd.	399,200	2,736,249
NS Solutions Corp.	112,300	2,347,918
NSD Co. Ltd.	29,700	450,457
NSK Ltd.	572,600	4,002,299
NTN Corp.	759,300	1,857,546
Security Description	Shares	Value
NTT UD REIT Investment Corp.	285	$238,837
NTT, Inc.	35,490,700	31,663,753
Nxera Pharma Co. Ltd. (a) (b)	68,700	418,477
Obayashi Corp.	779,350	15,618,169
Obic Co. Ltd.	488,300	11,486,054
Odakyu Electric Railway Co. Ltd.	570,999	5,856,670
Ogaki Kyoritsu Bank Ltd.	16,555	739,513
Oisix ra daichi, Inc. (a)	4,200	38,892
Oji Holdings Corp.	794,000	3,885,849
Okinawa Financial Group, Inc.	205,000	8,009,537
OKUMA Corp.	23,600	671,589
Olympus Corp.	1,558,400	16,291,165
Omron Corp.	203,700	7,269,405
Ono Pharmaceutical Co. Ltd.	772,500	11,350,438
Open House Group Co. Ltd.	81,200	4,235,240
Oracle Corp. Japan	34,200	1,746,562
Organo Corp.	30,000	3,008,768
Oriental Land Co. Ltd. (a)	1,420,900	21,769,211
ORIX Corp.	1,554,900	58,828,365
Orix JREIT, Inc.	4,924	2,953,946
Osaka Gas Co. Ltd.	580,100	19,474,085
Osaka Soda Co. Ltd. (a)	100,000	1,159,206
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,904,544
OSG Corp. (a)	39,500	882,720
Otsuka Corp. (a)	208,600	3,559,773
Otsuka Holdings Co. Ltd.	773,300	51,410,592
PALTAC Corp.	12,000	490,263
Pan Pacific International Holdings Corp.	3,462,600	17,534,040
Panasonic Holdings Corp.	2,918,050	80,831,017
Park24 Co. Ltd.	50,100	620,528
Penta-Ocean Construction Co. Ltd.	412,800	4,314,049
PeptiDream, Inc. (b)	121,800	797,761
Persol Holdings Co. Ltd.	3,032,800	4,616,611
Pharma Foods International Co. Ltd. (a)	167,900	573,355
Pigeon Corp. (a)	188,300	2,398,863
Pilot Corp. (a)	45,600	474,027
Pola Orbis Holdings, Inc. (a)	30,800	239,824
Rakus Co. Ltd.	62,600	364,064
Rakuten Bank Ltd. (b)	122,300	3,890,423
Rakuten Group, Inc. (b)	2,125,100	9,851,102
Recruit Holdings Co. Ltd.	1,784,100	124,373,807
Relo Group, Inc.	128,200	1,574,448
Remixpoint, Inc. (a)	124,300	137,665
Renesas Electronics Corp.	2,345,100	69,360,995
Rengo Co. Ltd.	577,500	5,036,802
RENOVA, Inc. (b)	15,500	93,939
ReproCELL, Inc. (a) (b)	778,800	594,193
Resona Holdings, Inc.	2,746,800	35,593,052
Resonac Holdings Corp.	219,500	23,904,938
Resorttrust, Inc.	74,200	794,160
Ricoh Co. Ltd.	775,800	6,711,428
Rigaku Holdings Corp.	164,900	2,536,533
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Rinnai Corp.	132,400	$2,899,318
Riso Kyoiku Group Corp. (a)	1,363,118	1,677,426
Rock Field Co. Ltd. (a)	774,600	6,262,571
Rohm Co. Ltd. (a)	442,800	14,668,729
Rohto Pharmaceutical Co. Ltd.	190,502	2,797,897
Rorze Corp. (a)	115,000	3,424,704
Round One Corp.	450,400	3,220,211
Ryohin Keikaku Co. Ltd.	714,800	15,564,850
Sakata Seed Corp.	12,700	326,633
SanBio Co. Ltd. (a) (b)	187,500	1,151,361
San-In Godo Bank Ltd.	202,650	2,841,651
Sanken Electric Co. Ltd. (b)	11,100	776,880
Sankyo Co. Ltd.	246,300	2,391,395
Sankyu, Inc.	80,900	4,294,258
Sanrio Co. Ltd. (a)	1,557,500	10,541,455
Sansan, Inc.	32,400	309,597
Santen Pharmaceutical Co. Ltd.	572,700	7,516,192
Sanwa Holdings Corp.	202,900	4,730,276
Sapporo Holdings Ltd. (a)	454,800	5,680,628
Sawai Group Holdings Co. Ltd.	36,900	382,566
SBI Holdings, Inc.	675,700	10,971,680
SCREEN Holdings Co. Ltd.	224,400	24,583,553
Secom Co. Ltd.	625,296	24,838,708
Sega Sammy Holdings, Inc.	190,800	2,591,546
Seibu Holdings, Inc.	277,200	5,411,817
Seiko Epson Corp.	573,000	9,508,574
Seiko Group Corp.	32,000	1,586,956
Seino Holdings Co. Ltd.	203,600	3,294,681
Sekisui Chemical Co. Ltd.	571,800	9,117,488
Sekisui House Ltd.	777,200	16,172,837
Sekisui House Reit, Inc.	7,632	3,597,054
Senko Group Holdings Co. Ltd.	56,600	681,882
Seria Co. Ltd.	20,100	449,552
Seven & i Holdings Co. Ltd.	2,933,184	35,319,127
Seven Bank Ltd. (a)	780,700	1,351,724
SG Holdings Co. Ltd.	746,200	7,084,366
Sharp Corp. (a) (b)	173,700	696,083
Shibaura Mechatronics Corp.	73,800	2,097,868
SHIFT, Inc. (a) (b)	102,000	423,000
Shiga Bank Ltd.	384,550	6,163,684
Shikoku Electric Power Co., Inc.	203,700	1,842,418
Shimadzu Corp.	319,200	8,083,847
Shimamura Co. Ltd.	174,000	3,575,819
Shimano, Inc.	104,100	11,109,765
Shimizu Corp.	775,913	12,171,606
Shin-Etsu Chemical Co. Ltd.	2,451,185	105,693,921
Shionogi & Co. Ltd.	1,000,100	17,162,153
Ship Healthcare Holdings, Inc.	19,200	255,882
Shiseido Co. Ltd. (a)	577,500	9,302,538
Shizuoka Financial Group, Inc.	765,600	14,249,746
SHO-BOND Holdings Co. Ltd. (a)	70,400	541,022
Shochiku Co. Ltd. (a)	3,400	220,077
Sinfonia Technology Co. Ltd.	31,900	3,126,700
SKY Perfect JSAT Corp. (a)	150,000	2,470,697
Skylark Holdings Co. Ltd. (a)	197,400	3,404,474
Security Description	Shares	Value
SMC Corp.	69,000	$30,261,929
SMS Co. Ltd.	185,200	2,545,681
Socionext, Inc. (a)	199,000	3,124,126
SoftBank Corp.	33,534,100	42,937,679
SoftBank Group Corp.	4,816,088	176,701,017
Sojitz Corp.	243,800	7,756,898
Sompo Holdings, Inc.	1,311,600	50,341,552
Sony Financial Group, Inc.	7,632,100	6,710,519
Sony Group Corp.	7,632,100	154,027,307
Sotetsu Holdings, Inc.	83,200	1,272,124
Sourcenext Corp. (a) (b)	1,599,000	1,013,364
Square Enix Holdings Co. Ltd.	332,700	4,933,438
Stanley Electric Co. Ltd.	195,773	4,234,069
Starts Proceed Investment Corp. REIT	51	59,214
Subaru Corp.	777,700	11,436,413
Sugi Holdings Co. Ltd.	175,300	3,397,600
SUMCO Corp. (a)	548,700	13,602,291
Sumitomo Bakelite Co. Ltd.	30,600	1,403,430
Sumitomo Chemical Co. Ltd.	3,065,850	9,686,596
Sumitomo Corp.	6,374,300	60,752,442
Sumitomo Electric Industries Ltd.	3,780,480	68,084,694
Sumitomo Forestry Co. Ltd. (a)	721,000	5,991,143
Sumitomo Heavy Industries Ltd.	171,500	5,337,314
Sumitomo Metal Mining Co. Ltd.	323,900	14,885,151
Sumitomo Mitsui Financial Group, Inc.	4,673,700	182,490,695
Sumitomo Mitsui Trust Group, Inc.	855,910	31,898,150
Sumitomo Osaka Cement Co. Ltd.	8,800	328,717
Sumitomo Pharma Co. Ltd. (b)	189,900	1,753,822
Sumitomo Realty & Development Co. Ltd.	1,129,100	25,989,621
Sumitomo Rubber Industries Ltd. (a)	204,200	2,617,127
Sumitomo Warehouse Co. Ltd.	68,000	1,562,713
Sun Corp. (a)	1,800	95,025
Sun Frontier Fudousan Co. Ltd.	3,100	46,331
Sundrug Co. Ltd.	58,600	1,371,930
Suntory Beverage & Food Ltd. (a)	186,900	5,171,446
Suruga Bank Ltd.	203,300	3,042,151
Suzuken Co. Ltd.	90,900	2,760,698
Suzuki Motor Corp.	2,348,100	28,252,328
SWCC Corp.	40,000	3,315,182
Sysmex Corp. (a)	655,900	5,934,477
Systena Corp.	162,400	395,695
T&D Holdings, Inc.	860,000	25,436,210
Tadano Ltd.	5,200	40,506
Taiheiyo Cement Corp.	138,800	3,391,323
Taisei Corp.	194,487	17,052,390
Taiyo Holdings Co. Ltd.	60,000	1,833,318
Taiyo Yuden Co. Ltd.	157,800	19,564,190
Takara Holdings, Inc. (a)	186,000	2,564,116
Takasago Thermal Engineering Co. Ltd.	122,800	3,839,838
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Takashimaya Co. Ltd.	514,200	$7,920,626
Takeda Pharmaceutical Co. Ltd.	1,956,115	62,044,441
Takeuchi Manufacturing Co. Ltd.	31,700	1,378,982
Takuma Co. Ltd.	33,400	743,935
TDK Corp.	2,556,725	56,160,641
Teijin Ltd.	778,310	7,786,692
Tekscend Photomask Corp.	79,600	2,120,708
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (a)	49,400	685,415
Terumo Corp.	1,730,800	23,790,846
THK Co. Ltd. (a)	121,800	5,487,276
TIS, Inc.	246,000	4,793,613
Toa Corp.	100,000	1,274,265
Toagosei Co. Ltd. (a)	55,100	590,073
Tobu Railway Co. Ltd.	195,300	3,513,057
Toda Corp.	191,000	1,913,819
Toei Animation Co. Ltd.	38,500	576,582
Toei Co. Ltd.	17,000	603,538
Toho Co. Ltd.	1,031,000	8,249,903
Toho Gas Co. Ltd.	554,800	4,147,559
Toho Holdings Co. Ltd. (a)	53,500	1,285,448
Tohoku Electric Power Co., Inc.	775,200	5,077,375
Tokai Carbon Co. Ltd. (a)	203,500	2,146,751
Tokio Marine Holdings, Inc.	2,405,895	106,612,864
Tokuyama Corp.	129,100	3,883,525
Tokyo Century Corp.	162,800	2,496,217
Tokyo Electric Power Co. Holdings, Inc. (a) (b)	1,555,375	4,414,671
Tokyo Electron Ltd.	570,765	270,939,977
Tokyo Gas Co. Ltd.	582,895	21,952,932
Tokyo Kiraboshi Financial Group, Inc.	144,000	1,594,832
Tokyo Metro Co. Ltd. (a)	250,000	2,186,587
Tokyo Ohka Kogyo Co. Ltd.	131,600	9,166,048
Tokyo Seimitsu Co. Ltd.	46,600	5,771,777
Tokyo Tatemono Co. Ltd. (a)	202,700	4,110,747
Tokyu Corp. (a)	794,375	8,186,914
Tokyu Fudosan Holdings Corp.	573,300	4,573,348
Tokyu REIT, Inc.	379	431,177
Tomy Co. Ltd. (a)	109,400	2,144,583
TOPPAN Holdings, Inc.	542,000	17,024,519
Toray Industries, Inc.	2,923,950	20,284,594
Tosoh Corp.	304,900	5,491,108
TOTO Ltd.	187,800	9,950,136
Towa Corp. (a)	91,500	1,880,388
Toyo Seikan Group Holdings Ltd.	201,600	5,064,653
Toyo Suisan Kaisha Ltd.	120,000	7,667,743
Toyo Tire Corp. (a)	202,600	4,647,241
Toyoda Gosei Co. Ltd.	111,100	3,495,181
Toyota Boshoku Corp.	36,100	472,226
Toyota Motor Corp.	14,583,500	244,516,459
Toyota Tsusho Corp.	823,000	30,271,614
Trend Micro, Inc.	128,800	4,740,696
Trusco Nakayama Corp.	85,800	1,200,487
TS Tech Co. Ltd.	36,400	389,028
Tsuburaya Fields Holdings, Inc.	68,200	582,443
Security Description	Shares	Value
Tsumura & Co.	48,500	$1,109,808
Tsuruha Holdings, Inc.	213,950	2,709,178
UACJ Corp.	120,000	1,883,526
UBE Corp. (a)	35,100	686,774
Ulvac, Inc.	67,100	4,271,032
Umios Corp.	30,600	246,269
Unicharm Corp. (a)	1,515,100	8,796,483
United Urban Investment Corp. REIT	2,070	2,064,587
Ushio, Inc.	30,600	844,995
USS Co. Ltd.	637,120	7,458,058
Valor Holdings Co. Ltd.	18,900	452,949
Visional, Inc. (a) (b)	30,000	1,438,302
Wacoal Holdings Corp. (a)	25,300	684,941
Wacom Co. Ltd.	62,600	296,967
Warabeya Nichiyo Holdings Co. Ltd.	208,800	3,383,967
West Japan Railway Co.	577,500	9,682,741
Workman Co. Ltd.	5,600	234,992
Yakult Honsha Co. Ltd.	671,400	11,343,882
Yamada Holdings Co. Ltd.	1,767,880	7,154,190
Yamaguchi Financial Group, Inc.	175,800	3,087,114
Yamaha Corp.	821,000	5,771,374
Yamaha Motor Co. Ltd. (a)	1,431,500	10,816,071
Yamato Holdings Co. Ltd.	209,400	2,363,601
Yamato Kogyo Co. Ltd.	51,300	3,830,337
Yamazaki Baking Co. Ltd.	203,600	4,017,506
Yaskawa Electric Corp.	356,500	15,413,786
Yokogawa Electric Corp.	294,000	10,193,447
Yokohama Financial Group, Inc.	1,552,500	16,549,492
Yokohama Rubber Co. Ltd.	195,800	8,725,915
Yonex Co. Ltd. (a)	70,000	995,355
Yoshinoya Holdings Co. Ltd. (a)	22,600	435,522
Zenkoku Hosho Co. Ltd.	163,800	3,066,872
Zensho Holdings Co. Ltd. (a)	98,600	4,892,841
Zeon Corp.	191,400	2,773,401
ZOZO, Inc.	495,500	3,503,027
		8,593,092,191
LUXEMBOURG — 0.1%
Aperam SA	55,088	2,680,519
ArcelorMittal SA	625,617	37,694,622
Eurofins Scientific SE (a)	116,347	9,119,819
SES SA	398,886	3,267,573
SUSE SA (b) (c)	46	—
		52,762,533
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	2,476,000	9,288,888
MGM China Holdings Ltd. (a)	639,200	826,504
Sands China Ltd.	3,092,400	5,146,080
SJM Holdings Ltd. (a) (b)	71,250	13,265
Wynn Macau Ltd.	817,200	526,248
		15,800,985
MEXICO — 0.0% *
Fresnillo PLC	235,592	8,570,814
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (b)	170,973	$3,236,888
NETHERLANDS — 3.9%
Aalberts NV	116,383	5,186,706
ABN AMRO Bank NV Dutch Certificate	677,944	28,817,974
Adyen NV (b) (e)	38,279	35,904,301
Akzo Nobel NV (a)	195,177	13,241,477
Argenx SE (b)	74,068	68,710,935
ASM International NV	55,301	63,257,251
ASML Holding NV	466,314	917,741,753
ASR Nederland NV	172,935	13,057,204
BE Semiconductor Industries NV	94,802	31,117,947
Euronext NV (e)	111,951	17,919,102
EXOR NV	108,220	8,289,772
Fugro NV (a)	147,024	1,588,475
Heineken Holding NV	110,931	8,465,730
Heineken NV	347,021	29,200,737
IMCD NV	61,999	5,599,794
ING Groep NV	3,629,955	114,834,038
Koninklijke Ahold Delhaize NV	1,063,386	42,819,395
Koninklijke KPN NV	5,443,000	26,858,392
Koninklijke Philips NV	1,317,302	35,784,259
Magnum Ice Cream Co. NV (a) (b) (d)	598,480	10,417,666
Magnum Ice Cream Co. NV (a) (b) (d)	5,861	102,095
NN Group NV	283,044	24,807,500
OCI NV (a) (b)	2,534	11,675
Pharming Group NV (a) (b)	525,339	721,945
PostNL NV (a)	1,801,835	1,894,205
Randstad NV	77,658	2,238,305
Redcare Pharmacy NV (a) (b) (e)	25,223	1,901,830
SBM Offshore NV	515,904	17,895,536
Universal Music Group NV (a)	1,289,685	27,027,530
Wolters Kluwer NV	322,035	20,780,228
		1,576,193,757
NEW ZEALAND — 0.2%
a2 Milk Co. Ltd. (a)	1,936,940	10,081,727
Air New Zealand Ltd. (a)	1,485,226	371,743
Auckland International Airport Ltd. (a)	2,375,725	11,284,448
Contact Energy Ltd.	915,171	4,851,945
Fisher & Paykel Healthcare Corp. Ltd. Class C	842,320	18,691,784
Fletcher Building Ltd. (a) (b)	507,196	978,077
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd. REIT (a)	2,757,908	3,184,737
Infratil Ltd. (a)	1,403,306	12,317,313
Meridian Energy Ltd.	1,620,634	5,365,443
Ryman Healthcare Ltd. (a) (b)	846,913	1,088,792
Spark New Zealand Ltd. (a)	2,551,694	2,721,620
Xero Ltd. (b)	159,231	7,966,967
		78,904,596
Security Description	Shares	Value
NIGERIA — 0.0% *
Airtel Africa PLC (e)	911,365	$3,962,677
NORWAY — 0.6%
Aker BP ASA	377,890	11,578,621
Aker Solutions ASA	165,058	742,265
AutoStore Holdings Ltd. (b) (e)	552,643	690,839
DNB Bank ASA	1,087,668	32,392,073
DNO ASA	946,737	1,563,305
Equinor ASA	1,310,141	41,506,665
Frontline PLC	169,589	5,885,186
Gjensidige Forsikring ASA	218,535	5,914,170
Kongsberg Gruppen ASA	505,120	15,226,850
Kongsberg Maritime AS (b)	505,120	2,615,568
Leroy Seafood Group ASA	326,307	1,262,954
LINK Mobility Group Holding ASA (b)	318,523	813,730
Mowi ASA	409,014	7,555,733
NEL ASA (b)	280,604	67,064
Nordic Semiconductor ASA (b)	733,187	13,499,739
Norsk Hydro ASA	2,394,561	21,730,239
Orkla ASA	1,734,381	18,263,099
Pexip Holding ASA	274,943	2,183,873
Protector Forsikring ASA	29,968	1,445,175
Salmar ASA	62,538	2,927,351
SpareBank 1 Sor-Norge ASA	212,243	4,148,128
Storebrand ASA	578,091	10,854,359
Telenor ASA	988,085	14,159,007
TGS ASA	159,373	2,076,012
TOMRA Systems ASA	255,672	2,457,118
Var Energi ASA	1,099,400	4,576,250
Vend Marketplaces ASA Class B	159,645	3,839,676
		229,975,049
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	9,940,309	11,762,523
EDP SA	4,413,477	23,115,399
Galp Energia SGPS SA	497,428	10,603,588
Jeronimo Martins SGPS SA	287,466	5,508,340
Mota-Engil SGPS SA (a)	643,294	3,430,270
NOS SGPS SA	1,524,998	8,796,110
		63,216,230
SINGAPORE — 1.5%
AIMS APAC REIT	3,375,024	4,174,911
CapitaLand Ascendas REIT (a)	5,036,146	9,695,004
CapitaLand Ascott Trust REIT	3,668,788	2,510,246
Capitaland India Trust	2,294,200	1,809,180
CapitaLand Integrated Commercial Trust REIT	6,538,433	11,980,429
CapitaLand Investment Ltd.	6,312,646	12,152,374
CDL Hospitality Trusts REIT (a)	56,794	34,029
City Developments Ltd.	771,800	4,636,349
ComfortDelGro Corp. Ltd. (a)	2,338,100	2,422,246
COSCO Shipping International Singapore Co. Ltd. (a)	11,048,900	948,183
DBS Group Holdings Ltd.	2,509,607	126,891,877
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Digital Core REIT Management Pte. Ltd.	5,408,000	$2,731,040
ESR-REIT	893,752	1,616,900
Frasers Centrepoint Trust REIT	1,819,244	3,178,702
Genting Singapore Ltd. (a)	15,678,964	7,394,308
Grab Holdings Ltd. Class A (a) (b)	2,967,973	11,189,258
IGG, Inc.	668,000	276,841
Jardine Cycle & Carriage Ltd.	143,133	2,978,964
Keppel DC REIT	2,359,500	4,086,188
Keppel Infrastructure Trust	7,233,569	2,991,967
Keppel Ltd.	1,579,375	13,358,354
Keppel REIT (a)	1,908,736	1,269,097
Manulife U.S. Real Estate Investment Trust (a) (b)	3,179,900	165,355
Mapletree Industrial Trust REIT (a)	2,548,100	3,782,405
Mapletree Logistics Trust REIT	2,959,283	2,791,237
Mapletree Pan Asia Commercial Trust REIT (a)	2,338,000	2,331,764
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	4,720,630	90,474,636
Parkway Life Real Estate Investment Trust (a)	810,800	2,538,745
SATS Ltd.	928,550	3,252,025
Sea Ltd. ADR (b)	430,724	41,276,281
Seatrium Ltd. (a)	3,645,018	5,551,576
Sembcorp Industries Ltd. (a)	971,700	4,770,416
Singapore Airlines Ltd. (a)	1,546,589	9,183,040
Singapore Exchange Ltd.	958,700	17,848,000
Singapore Technologies Engineering Ltd.	2,088,700	16,778,069
Singapore Telecommunications Ltd.	8,452,100	28,817,319
STMicroelectronics NV	889,528	65,616,675
Suntec Real Estate Investment Trust	2,519,600	2,824,554
United Overseas Bank Ltd.	1,706,308	52,451,047
UOL Group Ltd.	776,354	5,714,090
Venture Corp. Ltd.	194,900	2,578,174
		587,071,855
SOUTH AFRICA — 0.2%
Anglo American PLC	1,475,029	72,377,319
SOUTH KOREA — 10.0%
ABLBio, Inc. (b)	31,695	2,035,534
Advanced Nano Products Co. Ltd.	23,284	769,471
Advanced Process Systems Corp.	38,008	539,712
Alteogen, Inc.	38,921	9,068,922
Amorepacific Corp.	31,917	2,177,517
Amorepacific Holdings Corp.	30,813	433,566
APR Corp.	29,230	7,273,068
Asiana Airlines, Inc. (b)	258,657	1,227,089
BGF retail Co. Ltd.	9,234	690,181
Security Description	Shares	Value
BHI Co. Ltd. (b)	23,937	$843,581
Bioneer Corp. (b)	34,786	153,577
BNC Korea, Inc.	199,147	347,701
BNK Financial Group, Inc.	335,804	3,695,513
Bukwang Pharmaceutical Co. Ltd.	63,394	175,128
Celltrion Pharm, Inc.	39,131	1,033,020
Celltrion, Inc.	203,430	22,755,063
Cheil Worldwide, Inc.	78,742	925,001
Chunbo Co. Ltd. (b)	5,740	150,789
CJ CGV Co. Ltd. (b)	458,569	1,289,013
CJ CheilJedang Corp.	14,612	1,745,744
CJ Corp.	15,610	1,558,683
CJ ENM Co. Ltd. (b)	16,595	340,619
CJ Logistics Corp.	8,905	425,909
Classys, Inc.	25,866	778,000
CMG Pharmaceutical Co. Ltd. (b)	174,446	111,020
Com2uSCorp	9,085	152,756
Cosmax, Inc.	9,639	963,713
CosmoAM&T Co. Ltd. (b)	28,465	721,133
Coway Co. Ltd.	60,148	3,505,689
CS Wind Corp.	24,357	668,941
Daejoo Electronic Materials Co. Ltd.	26,146	1,642,036
Daewoo Engineering & Construction Co. Ltd. (b)	215,527	2,620,880
D'Alba Global Co. Ltd.	19,786	2,956,470
DB HiTek Co. Ltd.	43,279	4,028,162
DB Insurance Co. Ltd.	71,284	6,160,800
Delivery Hero SE (b) (e)	206,320	8,491,884
Devsisters Co. Ltd. (b)	21,814	230,206
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	27,544	220,985
DL E&C Co. Ltd.	31,214	1,291,433
DL Holdings Co. Ltd. (b)	13,919	388,560
Dongjin Semichem Co. Ltd.	37,785	1,421,846
Dongkuk CM Co. Ltd.	18,817	58,116
Dongkuk Steel Mill Co. Ltd.	34,215	194,562
Dongsuh Cos., Inc.	54,291	826,998
Dongwon Industries Co. Ltd.	112,220	2,328,712
Doosan Bobcat, Inc.	53,677	2,137,656
Doosan Co. Ltd.	27,049	25,961,314
Doosan Enerbility Co. Ltd. (b)	504,783	28,280,620
Doosan Fuel Cell Co. Ltd. (b)	51,260	1,852,811
Doosan Robotics, Inc. (b)	24,270	1,414,562
Ecopro BM Co. Ltd.	55,402	5,095,711
Ecopro Co. Ltd.	121,085	8,331,286
Ecopro Materials Co. Ltd. (b)	30,501	881,976
E-MART, Inc.	16,801	893,566
Enchem Co. Ltd. (b)	21,538	381,603
Eo Technics Co. Ltd.	9,874	3,033,644
Eone Diagnomics Genome Center Co. Ltd. (b)	45,417	12,166
Eubiologics Co. Ltd. (b)	14,676	81,939
Eugene Technology Co. Ltd.	33,463	4,010,895
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
F&F Co. Ltd.	22,391	$1,115,720
GC Biopharma Corp.	7,015	544,248
GC Corp.	38,224	252,886
GeneOne Life Science, Inc. (b)	217,527	74,975
Genexine, Inc. (b)	26,020	42,407
Gradiant Corp.	65,077	370,476
Gravity Co. Ltd. ADR (a)	1,923	129,129
GS Engineering & Construction Corp.	91,362	1,480,143
GS Holdings Corp.	74,787	3,200,399
GS P&L Co. Ltd.	19,215	453,927
GS Retail Co. Ltd.	83,641	1,268,678
Han Kuk Carbon Co. Ltd.	81,978	1,412,775
Hana Financial Group, Inc.	325,564	24,081,607
Hana Micron, Inc.	106,767	3,435,316
Hana Tour Service, Inc.	95,548	1,936,492
Hanall Biopharma Co. Ltd. (b)	87,386	3,519,581
Hancom, Inc.	148,498	1,773,196
Hanjin Kal Corp.	38,577	2,938,157
Hankook Tire & Technology Co. Ltd.	86,569	3,458,737
Hanmi Pharm Co. Ltd.	7,746	1,987,372
Hanmi Science Co. Ltd.	42,771	832,341
Hanmi Semiconductor Co. Ltd.	80,082	13,258,267
Hanon Systems (b)	394,406	976,278
Hansol Chemical Co. Ltd.	8,983	1,687,248
Hanssem Co. Ltd.	49,513	1,048,232
Hanwha Aerospace Co. Ltd.	38,039	24,429,617
Hanwha Corp.	57,966	3,730,207
Hanwha Engine (b)	55,759	1,835,480
Hanwha Galleria Corp. (b)	111,319	152,684
Hanwha Life Insurance Co. Ltd. (b)	805,637	2,360,803
Hanwha Ocean Co. Ltd. (b)	134,459	8,704,730
Hanwha Solutions Corp. (b)	142,798	3,129,150
Hanwha Systems Co. Ltd.	168,985	7,962,244
Hanwha Vision Co. Ltd. (b)	68,537	2,397,667
Harim Co. Ltd.	964,277	1,655,571
HD Construction Equipment Co. Ltd.	58,717	4,729,802
HD Hyundai Co. Ltd.	49,912	6,427,060
HD Hyundai Electric Co. Ltd.	25,495	15,995,056
HD Hyundai Heavy Industries Co. Ltd.	33,701	12,877,423
HD Hyundai Marine Solution Co. Ltd. Class C	24,231	3,511,172
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	54,129	12,228,200
HD-Hyundai Marine Engine (b)	21,031	795,467
Hite Jinro Co. Ltd.	36,747	340,597
HL Mando Co. Ltd.	36,838	1,165,082
HLB Global Co. Ltd. (b)	84,656	89,885
HLB, Inc. (b)	126,344	4,240,553
HMM Co. Ltd.	398,337	4,784,775
Hotel Shilla Co. Ltd. (b)	102,770	3,127,610
HPSP Co. Ltd.	53,176	1,853,420
Security Description	Shares	Value
HS Hyosung Advanced Materials Corp.	1,617	$167,096
HS Industries Co. Ltd.	156,891	253,164
Hugel, Inc. (b)	7,717	1,314,973
Humasis Co. Ltd. (b)	27,721	41,242
Huons Co. Ltd.	82,720	1,409,545
Huons Global Co. Ltd.	49,558	754,901
HYBE Co. Ltd.	21,570	2,674,496
Hyosung Heavy Industries Corp.	11,470	25,452,695
Hyosung TNC Corp.	1,670	293,190
Hyundai Autoever Corp.	8,029	2,746,640
Hyundai Bioscience Co. Ltd. (b)	196,428	1,042,173
Hyundai Elevator Co. Ltd.	95,709	4,392,248
Hyundai Engineering & Construction Co. Ltd.	76,105	5,609,753
Hyundai Glovis Co. Ltd.	46,622	5,509,900
Hyundai Marine & Fire Insurance Co. Ltd. (b)	117,806	2,649,932
Hyundai Mobis Co. Ltd.	73,467	23,709,740
Hyundai Motor Co.	163,423	52,213,506
Hyundai Motor Co. Preference Shares (d)	39,891	5,548,642
Hyundai Motor Co. Preference Shares (d)	22,055	3,089,095
Hyundai Rotem Co. Ltd.	69,521	7,762,946
Hyundai Steel Co.	90,124	1,634,599
Hyundai Wia Corp.	16,501	680,574
Iljin Electric Co. Ltd.	49,263	2,426,107
iM Financial Group Co. Ltd.	183,731	1,993,493
Industrial Bank of Korea	294,977	3,788,835
ISC Co. Ltd.	21,134	2,475,841
ISU Specialty Chemical (b)	48,508	2,238,638
IsuPetasys Co. Ltd.	61,007	4,544,122
Jeju Semiconductor Corp. (b)	74,820	5,017,620
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	110,721	14,364,501
JYP Entertainment Corp.	30,109	998,904
Kakao Corp.	339,233	7,565,029
Kakao Games Corp. (b)	42,693	213,837
KakaoBank Corp.	408,262	5,507,439
Kakaopay Corp. (b)	17,489	463,386
Kangwon Land, Inc.	90,030	830,975
KB Financial Group, Inc.	520,197	53,386,254
KCC Corp.	8,804	2,764,569
KCC Glass Corp.	1,410	20,022
KEPCO Engineering & Construction Co., Inc.	21,769	1,516,088
KEPCO Plant Service & Engineering Co. Ltd.	25,165	719,557
KG Eco Solution Co. Ltd.	35,205	117,933
Kia Corp.	306,851	27,331,981
KIWOOM Securities Co. Ltd.	21,546	4,770,076
KMW Co. Ltd. (b)	38,200	468,223
Koh Young Technology, Inc.	461,759	9,522,494
Kolmar Korea Co. Ltd.	17,022	1,093,196
Kolon Industries, Inc.	50,375	1,957,384
Korea Aerospace Industries Ltd.	78,975	7,462,686
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Korea Electric Power Corp. ADR (a)	845,945	$10,235,935
Korea Gas Corp.	32,399	668,139
Korea Investment Holdings Co. Ltd.	61,067	8,710,906
Korea Zinc Co. Ltd.	14,815	10,327,374
Korean Air Lines Co. Ltd.	268,358	4,772,002
Krafton, Inc.	50,120	7,634,622
KT&G Corp.	118,648	12,995,911
Kum Yang Co. Ltd. (b) (c)	46,833	149,631
Kumho Petrochemical Co. Ltd.	20,614	1,507,498
L&C Bio Co. Ltd.	52,804	3,081,057
L&F Co. Ltd. (b)	32,070	2,308,013
LabGenomics Co. Ltd. (b)	254,675	114,738
LEENO Industrial, Inc.	45,498	2,466,812
LG Chem Ltd.	51,829	9,366,888
LG Chem Ltd. Preference Shares	22,095	1,953,795
LG CNS Co. Ltd.	37,765	1,920,791
LG Corp.	126,405	7,938,557
LG Display Co. Ltd. (b)	301,863	2,246,486
LG Display Co. Ltd. ADR (a) (b)	848,739	3,301,595
LG Electronics, Inc.	133,293	17,464,971
LG Energy Solution Ltd. (b)	47,142	11,014,913
LG H&H Co. Ltd.	9,450	1,399,842
LG H&H Co. Ltd. Preference Shares	1,604	98,354
LG Innotek Co. Ltd.	29,382	18,604,365
LG Uplus Corp.	244,885	2,212,864
LIG Defense&Aerospace Co. Ltd.	13,072	6,066,461
LigaChem Biosciences, Inc. (b)	29,335	2,838,260
Lotte Chemical Corp.	16,503	681,722
Lotte Corp.	83,096	1,230,913
Lotte Energy Materials Corp. (b)	22,567	647,456
LOTTE Fine Chemical Co. Ltd.	16,423	466,942
Lotte Shopping Co. Ltd.	14,739	1,614,412
Lotte Wellfood Co. Ltd.	21,136	1,300,110
LS Corp.	30,060	7,091,545
LS Electric Co. Ltd.	92,690	14,238,830
Lunit, Inc. (b)	129,734	957,953
LX Holdings Corp.	57,423	272,049
LX Semicon Co. Ltd.	13,187	349,401
MedPacto, Inc. (b)	30,935	62,796
Medytox, Inc.	16,263	840,810
Meritz Financial Group, Inc. (b)	89,476	6,098,668
Mezzion Pharma Co. Ltd. (b)	59,234	2,320,728
Mirae Asset Securities Co. Ltd.	419,089	11,563,967
Mirae Asset Securities Co. Ltd. Preference Shares	134,875	1,275,362
Misto Holdings Corp.	53,645	1,435,219
Modetour Network, Inc. (b)	458,168	2,487,054
Naturecell Co. Ltd. (b)	19,636	294,673
NAVER Corp.	172,014	22,094,356
NC Corp.	16,811	2,794,057
NeoPharm Co. Ltd.	12,930	152,226
Netmarble Corp. (e)	67,291	1,622,229
Security Description	Shares	Value
Nexon Games Co. Ltd. (b)	200,237	$1,116,664
NH Investment & Securities Co. Ltd. Class C	156,151	2,963,170
NHN Corp.	13,472	306,083
NongShim Co. Ltd.	5,525	1,196,435
OCI Co. Ltd. (b)	5,245	319,920
OCI Holdings Co. Ltd.	8,885	1,230,125
OliX Pharmaceuticals, Inc. (b)	31,416	3,155,186
Orion Corp.	16,730	1,424,312
Orum Therapeutics, Inc. (b)	44,550	1,702,291
Oscotec, Inc. (b)	30,238	707,499
Otoki Corp.	7,437	1,454,470
Pan Ocean Co. Ltd.	260,346	795,674
Pearl Abyss Corp. (b)	37,444	874,894
Peptron, Inc. (b)	24,505	2,915,040
PharmaResearch Co. Ltd.	7,251	1,698,905
Pharmicell Co. Ltd.	132,588	1,109,108
Poongsan Corp.	18,393	764,545
Posco DX Co. Ltd.	85,659	1,197,003
POSCO Future M Co. Ltd.	39,955	4,528,560
POSCO Holdings, Inc. ADR (a)	420,908	21,626,253
Posco International Corp.	53,855	1,708,496
Rainbow Robotics (b)	19,227	6,440,853
RFHIC Corp.	43,771	1,785,534
Robotis Co. Ltd. (b)	18,127	3,042,032
S&S Tech Corp.	26,145	938,270
S-1 Corp.	38,890	1,789,748
Sam Chun Dang Pharm Co. Ltd.	45,837	6,686,350
Samsung Biologics Co. Ltd. (b) (e)	13,940	12,515,678
Samsung C&T Corp.	98,011	29,638,000
Samsung E&A Co. Ltd.	183,767	5,645,975
Samsung Electro-Mechanics Co. Ltd.	66,405	93,609,062
Samsung Electronics Co. Ltd.	316,109	68,147,167
Samsung Electronics Co. Ltd. GDR	221,529	1,194,041,310
Samsung Electronics Co. Ltd. Preference Shares	957,304	130,993,641
Samsung Episholdings Co. Ltd. (b)	7,458	2,069,928
Samsung Fire & Marine Insurance Co. Ltd.	36,606	14,601,761
Samsung Heavy Industries Co. Ltd. (b)	802,140	12,063,423
Samsung Life Insurance Co. Ltd.	119,004	30,801,397
Samsung SDI Co. Ltd. (b)	72,689	22,848,734
Samsung SDS Co. Ltd.	38,985	4,801,096
Samsung Securities Co. Ltd.	104,565	7,322,857
Samyang Foods Co. Ltd.	5,142	3,713,869
Sanil Electric Co. Ltd.	28,861	4,442,876
SD Biosensor, Inc.	32,709	134,695
Seegene, Inc.	42,711	818,768
Seojin System Co. Ltd. (b)	87,426	2,962,541
Shin Poong Pharmaceutical Co. Ltd. (b)	25,353	137,786
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shinhan Financial Group Co. Ltd.	581,596	$35,962,626
Shinsegae, Inc.	9,440	4,600,271
Silicon2 Co. Ltd.	38,207	780,515
SIMMTECH Co. Ltd.	56,412	5,414,358
SK Biopharmaceuticals Co. Ltd. (b)	22,016	1,230,611
SK Bioscience Co. Ltd. (b)	21,897	505,272
SK Chemicals Co. Ltd.	12,573	320,148
SK Hynix, Inc.	657,361	1,124,383,044
SK IE Technology Co. Ltd. (b) (e)	22,415	234,523
SK Innovation Co. Ltd. (b)	79,036	4,841,229
SK Square Co. Ltd.	106,517	116,671,625
SK Telecom Co. Ltd.	166,098	9,477,224
SK, Inc.	43,274	23,294,724
SKC Co. Ltd. (b)	37,487	2,579,303
SM Entertainment Co. Ltd.	21,768	994,755
S-Oil Corp.	44,301	3,042,423
SOLUM Co. Ltd.	104,198	1,082,804
Solus Advanced Materials Co. Ltd.	32,815	187,660
Soulbrain Co. Ltd.	10,040	2,368,566
ST Pharm Co. Ltd.	28,998	2,474,366
Taesung Co. Ltd. (b)	49,120	1,350,618
Taihan Cable & Solution Co. Ltd. (b)	119,230	2,608,854
TCC Steel	46,099	310,937
TechWing, Inc.	36,728	1,270,652
Tokai Carbon Korea Co. Ltd.	12,828	2,256,264
Voronoi, Inc. (b)	12,879	1,551,997
Wemade Co. Ltd.	30,155	376,232
WONIK IPS Co. Ltd.	35,525	3,854,484
Woori Financial Group, Inc.	732,804	13,716,721
Woori Technology, Inc. (b)	286,160	2,253,374
YG Entertainment, Inc.	14,038	377,385
Youlchon Chemical Co. Ltd.	140,280	1,392,569
Yuhan Corp.	61,943	2,806,686
Yungjin Pharmaceutical Co. Ltd. (b)	76,295	58,552
		4,016,813,748
SPAIN — 2.8%
Abertis Infraestructuras SA (b) (c)	1,256	—
Acciona SA (a)	31,108	9,858,834
ACS Actividades de Construccion y Servicios SA	233,989	34,429,778
Aena SME SA (e)	838,069	25,544,662
Almirall SA (a)	192,182	2,474,066
Amadeus IT Group SA (a)	534,058	31,188,864
Amper SA (a) (b)	9,258,670	2,196,478
Atresmedia Corp. de Medios de Comunicacion SA (a)	272,212	1,484,519
Audax Renovables SA (a) (b)	648,636	935,881
Banco Bilbao Vizcaya Argentaria SA	7,007,300	175,210,340
Banco de Sabadell SA	5,479,390	19,413,955
Security Description	Shares	Value
Banco Santander SA	17,641,111	$243,723,209
Bankinter SA	959,708	16,063,509
Befesa SA (e)	71,683	2,446,362
CaixaBank SA	4,598,291	65,110,750
Cellnex Telecom SA (b) (e)	672,395	20,102,793
CIE Automotive SA	64,083	1,952,542
Colonial SFL Socimi SA REIT (a) (b)	349,918	2,268,348
Construcciones y Auxiliar de Ferrocarriles SA	52,928	3,842,549
EDP Renewables SA	352,778	5,715,202
eDreams ODIGEO SA (a) (b)	323,664	1,739,212
Enagas SA (a)	271,154	5,257,776
Ence Energia y Celulosa SA (a) (b)	546,410	1,431,837
Endesa SA (a)	365,875	16,682,000
Faes Farma SA (a)	407,357	2,137,707
Fluidra SA (a)	122,682	2,777,194
Gestamp Automocion SA (a) (e)	201,589	658,011
Global Dominion Access SA (a) (e)	132,064	449,947
Grenergy Renovables SA (b)	60,946	7,999,214
Grifols SA (a)	490,645	5,026,152
Grifols SA ADR (a)	303,075	2,145,771
Iberdrola SA	7,400,057	184,777,011
Indra Sistemas SA	74,757	4,095,707
Industria de Diseno Textil SA	1,349,528	85,045,502
Laboratorios Farmaceuticos Rovi SA	47,682	3,153,683
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	976,462	1,341,900
Logista Integral SA	136,159	5,252,326
Mapfre SA	1,149,411	5,690,147
Melia Hotels International SA	126,725	1,760,349
Merlin Properties Socimi SA REIT	375,369	6,583,305
Naturgy Energy Group SA	415,467	13,043,595
Neinor Homes SA (a) (e)	103,313	1,943,037
Obrascon Huarte Lain SA (b)	3,346,899	1,747,184
Pharma Mar SA (a) (b)	56,257	4,852,841
Prosegur Cash SA (a) (e)	1,883,649	1,363,214
Redeia Corp. SA (a)	517,892	8,816,458
Repsol SA (a)	1,475,903	37,139,675
Sacyr SA	871,876	4,661,111
Solaria Energia y Medio Ambiente SA (b)	142,340	3,239,287
Talgo SA (a) (b) (e)	106,457	321,929
Tecnicas Reunidas SA (b)	180,793	5,973,649
Telefonica SA (a)	6,724,831	27,032,766
Tubacex SA (a)	887,057	3,397,477
Unicaja Banco SA (e)	4,018,362	14,324,696
Viscofan SA (a)	55,119	3,680,225
Viscofan SA (a) (b)	1,722	114,976
		1,139,619,512
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SWEDEN — 2.6%
AAK AB (a)	202,867	$4,800,147
AddTech AB Class B	297,847	10,506,653
AFRY AB	170,209	1,836,076
Alfa Laval AB	349,192	20,818,419
Altra Fastigheter AB	333,750	2,382,906
Arjo AB Class B	87,551	222,357
Asmodee Group AB Class B (a) (b)	119,728	1,755,439
Assa Abloy AB Class B	1,183,162	41,858,689
Atlas Copco AB Class A	2,938,454	59,554,538
Atlas Copco AB Class B	1,871,483	33,201,968
Atrium Ljungberg AB Class B	343,236	932,731
Avanza Bank Holding AB (a)	185,674	7,443,728
Axfood AB (a)	158,406	4,212,965
Beijer Ref AB Class B (a)	325,920	4,781,972
BHG Group AB (a) (b)	241,018	542,394
BICO Group AB (a) (b)	130,168	217,347
Bilia AB Class A	359,636	5,384,423
Billerud AB	252,969	1,636,249
Boliden AB	339,013	19,153,692
BoneSupport Holding AB (a) (b) (e)	123,861	2,705,498
Boozt AB (a) (b) (e)	77,915	1,191,490
Bravida Holding AB (e)	233,414	2,980,939
Bure Equity AB	98,977	2,726,479
Camurus AB (b)	39,696	2,319,461
Castellum AB (a)	588,665	7,742,911
Catena AB	55,546	2,388,705
Cellavision AB (a)	7,353	103,478
Cibus Real Estate AB publ (a)	100,477	1,532,359
Cint Group AB (a) (b)	495,234	302,417
Coffee Stain Group AB Class B (b)	121,868	220,336
Dometic Group AB (b) (e)	344,381	886,025
Electrolux AB Class B (a) (b)	1,732,539	5,490,406
Electrolux Professional AB Class B	390,206	1,707,478
Elekta AB Class B (a)	311,171	1,588,947
Embracer Group AB (a) (b)	121,868	794,812
Epiroc AB Class A	763,137	20,966,624
Epiroc AB Class B	467,964	10,869,671
EQT AB (a)	588,723	16,667,452
Essity AB Class B	708,610	20,083,562
Evolution AB (b) (e)	265,141	18,223,709
Fabege AB (a)	326,700	2,508,104
Fastighets AB Balder Class B (a) (b)	830,505	4,438,216
Getinge AB Class B (a)	334,181	6,840,280
H & M Hennes & Mauritz AB Class B (a)	1,217,938	20,978,210
Hansa Biopharma AB (a) (b)	169,225	618,978
Hemnet Group AB (a)	78,837	599,536
Hexagon AB Class B	2,170,123	17,965,237
Hexatronic Group AB (b)	356,328	1,449,516
Hexpol AB	373,376	2,787,353
HMS Networks AB (a)	61,896	3,220,103
Security Description	Shares	Value
Holmen AB Class B	116,481	$3,666,001
Hufvudstaden AB Class A	211,432	2,612,820
Husqvarna AB Class B	491,571	1,917,900
Industrivarden AB Class A	259,107	14,550,782
Industrivarden AB Class C (a)	195,820	10,764,065
Indutrade AB	311,969	6,459,766
Instalco AB	406,209	1,605,000
Investment AB Latour Class B	142,289	2,830,152
Investor AB Class B	2,205,475	91,733,850
INVISIO AB (a)	39,107	828,354
JM AB (a)	95,462	1,303,976
Kinnevik AB (b) (c)	1,176	—
Kinnevik AB Class B (a) (b)	383,441	2,060,201
KNOW IT AB (a)	457,563	3,725,502
L E Lundbergforetagen AB Class B	85,581	4,938,649
Lagercrantz Group AB Class B	303,556	7,991,824
Lifco AB Class B	242,897	7,965,934
Lindab International AB (a)	37,547	505,507
Loomis AB	85,475	4,196,848
Medicover AB Class B	15,037	357,352
MIPS AB (a)	45,065	1,202,273
Modern Times Group MTG AB Class B (b)	217,581	2,751,757
Munters Group AB (e)	173,617	3,092,695
Mycronic AB	265,095	8,798,016
NCC AB Class B	169,846	3,346,676
Net Insight AB Class B (a) (b)	978,138	403,761
Nibe Industrier AB Class B (a)	1,903,914	7,085,960
Nolato AB Class B	379,643	1,908,385
Nordnet AB publ	109,888	4,182,901
Norion Bank AB (a) (b)	63,865	400,552
Orron Energy AB (a) (b)	272,100	211,424
Pandox AB (a)	87,345	1,561,320
Peab AB Class B	356,912	3,359,597
PowerCell Sweden AB (a) (b)	62,101	147,839
Rvrc Holding AB	37,886	220,783
Saab AB Class B	467,895	24,308,117
Sagax AB Class B (a)	281,258	4,481,227
Samhallsbyggnadsbolaget i Norden AB (a) (b)	973,660	355,031
Sandvik AB	1,554,558	64,234,151
Sectra AB Class B	241,416	6,854,731
Securitas AB Class B	590,521	9,713,731
Sedana Medical AB (b)	285,858	244,562
Skandinaviska Enskilda Banken AB Class A	2,075,116	41,360,165
Skanska AB Class B	476,938	12,773,343
SKF AB Class B	436,787	11,228,655
SSAB AB Class A	430,877	4,000,621
SSAB AB Class B (a)	806,915	7,468,725
Stillfront Group AB (a) (b)	591,939	260,674
Storskogen Group AB Class B	703,274	620,133
Svenska Cellulosa AB SCA Class B	588,755	6,028,592
Svenska Handelsbanken AB Class A	1,777,293	26,187,028
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Swedbank AB Class A	1,037,893	$38,821,186
SwedenCare AB (a)	225,398	584,563
Swedish Orphan Biovitrum AB (b)	299,126	14,279,197
Tele2 AB Class B	1,022,209	17,812,862
Telefonaktiebolaget LM Ericsson Class B	3,830,945	42,809,494
Telia Co. AB	3,161,937	15,423,924
Thule Group AB (e)	107,501	2,288,165
Trelleborg AB Class B	289,946	12,091,382
Truecaller AB Class B	436,105	634,906
Vicore Pharma Holding AB (a) (b)	225,515	293,598
Vimian Group AB (a) (b)	123,265	371,903
Vitec Software Group AB Class B (a)	21,864	515,529
Vitrolife AB (a)	118,492	1,074,345
Volvo AB Class A	244,579	8,344,568
Volvo AB Class B (a)	1,831,236	62,345,827
Volvo Car AB Class B (a) (b)	132,551	257,894
Wallenstam AB Class B (a)	488,964	1,988,564
Wihlborgs Fastigheter AB	306,585	2,382,190
Xvivo Perfusion AB (a) (b)	15,407	413,267
		1,055,682,257
SWITZERLAND — 4.6%
ABB Ltd.	1,943,567	211,017,911
Accelleron Industries AG	118,575	12,200,738
Adecco Group AG (a)	378,918	6,999,167
Allreal Holding AG	14,156	3,720,414
ALSO Holding AG	7,658	1,826,566
Aryzta AG (b)	12,421	863,842
Ascom Holding AG	38,335	277,063
Avolta AG	88,520	5,925,841
Bachem Holding AG (a)	38,142	3,577,068
Banque Cantonale Vaudoise (a)	21,234	3,116,724
Barry Callebaut AG (a)	4,225	5,871,475
Belimo Holding AG	13,417	15,136,019
BKW AG	23,180	3,916,735
Bucher Industries AG	7,762	3,059,959
Cembra Money Bank AG (a)	31,410	3,683,612
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	13,098,122
Chocoladefabriken Lindt & Spruengli AG (d)	124	14,757,330
Cie Financiere Richemont SA Class A	645,831	149,358,176
Clariant AG	342,032	2,989,308
Comet Holding AG	8,814	4,469,009
Daetwyler Holding AG Class BR, Bearer Shares	8,020	1,537,088
DKSH Holding AG	37,272	2,874,008
DocMorris AG (a) (b)	37,966	412,300
dormakaba Holding AG	21,785	1,409,753
DSM-Firmenich AG	312,490	29,653,397
EMS-Chemie Holding AG (a)	7,788	6,690,738
Flughafen Zurich AG	23,254	7,206,967
Security Description	Shares	Value
Forbo Holding AG (a)	357	$329,273
Galderma Group AG	219,241	49,982,545
Galenica AG (e)	56,417	5,895,931
Geberit AG	46,614	31,193,501
Georg Fischer AG	78,480	4,076,504
Givaudan SA	9,836	41,702,250
Helvetia Baloise Holding AG	95,868	24,791,502
Huber & Suhner AG	11,984	3,313,001
Idorsia Ltd. (a) (b)	116,649	992,742
Inficon Holding AG	18,362	4,147,470
International Workplace Group PLC	812,676	1,995,454
Interroll Holding AG	220	347,462
Julius Baer Group Ltd.	348,609	30,165,385
Kuehne & Nagel International AG	83,713	20,335,415
Leonteq AG (a) (b)	54,458	1,128,789
Logitech International SA	201,458	18,915,799
Lonza Group AG	83,808	56,706,634
Medmix AG (e)	87,351	855,480
Mobimo Holding AG	7,747	3,337,361
Nestle SA	3,123,698	321,721,519
OC Oerlikon Corp. AG Pfaeffikon (a)	221,064	1,115,391
On Holding AG Class A (b)	302,506	10,714,763
Partners Group Holding AG	25,913	21,272,657
PSP Swiss Property AG	46,644	8,332,487
Sandoz Group AG	553,951	50,213,720
Schindler Holding AG (d)	54,364	18,061,801
Schindler Holding AG (d)	25,445	8,106,818
Schweiter Technologies AG (a)	317	115,930
SFS Group AG	21,308	3,518,534
SGS SA	216,919	25,202,565
Siegfried Holding AG (a)	23,882	2,096,133
SIG Group AG (b)	459,885	7,713,685
Sika AG	202,845	41,931,945
Sonova Holding AG	64,555	15,373,477
St. Galler Kantonalbank AG	1,960	1,559,933
Straumann Holding AG	151,430	19,974,155
Sulzer AG (a)	48,737	8,108,232
Sunrise Communications AG Class A (a)	108,438	5,404,088
Swatch Group AG (a)	69,982	3,405,186
Swatch Group AG Class BR, Bearer Shares (a)	36,944	9,049,940
Swiss Life Holding AG	38,849	42,843,948
Swiss Prime Site AG	85,399	13,964,084
Swisscom AG	31,067	24,013,233
Swissquote Group Holding SA	141,560	6,651,118
Tecan Group AG	7,455	1,495,344
Temenos AG	116,442	9,541,705
UBS Group AG	3,831,963	190,303,648
Valiant Holding AG	17,360	3,460,594
VAT Group AG (e)	31,613	27,676,316
Vontobel Holding AG	31,487	2,865,116
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	182,641	$135,534,498
		1,857,204,391
TURKEY — 0.0% *
Eldorado Gold Corp.	194,777	6,059,881
UNITED KINGDOM — 8.6%
3i Group PLC	1,145,687	37,802,419
Aberdeen Group PLC	4,380,317	13,848,406
Admiral Group PLC	290,786	13,739,660
Allfunds Group PLC	378,170	3,636,163
AO World PLC (b)	372,493	452,368
Associated British Foods PLC (a)	426,129	11,232,407
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	1,205,350	604,084
AstraZeneca PLC	1,865,466	349,107,300
Autotrader Group PLC (e)	887,986	5,882,286
Aviva PLC	3,677,826	31,738,809
Avon Technologies PLC	314,832	7,170,487
B&M European Value Retail PLC	923,184	2,388,100
Babcock International Group PLC	616,849	7,792,504
BAE Systems PLC	3,726,341	91,200,242
Balfour Beatty PLC	724,497	8,341,777
Barclays PLC	16,759,370	112,687,399
Barratt Redrow PLC	2,266,838	8,457,340
Beazley PLC	628,423	10,734,532
Bellway PLC	118,680	3,052,698
Berkeley Group Holdings PLC (b)	112,345	5,215,861
Big Yellow Group PLC REIT	333,323	3,992,684
Bodycote PLC	249,510	2,198,915
British American Tobacco PLC	2,369,700	147,100,185
British Land Co. PLC REIT	2,059,076	11,303,303
BT Group PLC	10,295,679	25,977,036
Bunzl PLC	396,498	13,840,419
Burberry Group PLC (b)	653,518	9,211,589
Capita PLC (a) (b)	184,450	672,007
Centrica PLC	8,137,670	18,453,024
CK Hutchison Holdings Ltd.	2,931,500	24,765,447
Clarkson PLC	111,230	6,150,263
Close Brothers Group PLC (b)	178,272	958,749
Coca-Cola Europacific Partners PLC	274,587	27,477,921
Compass Group PLC	1,991,780	64,334,494
Convatec Group PLC (e)	1,855,899	5,295,967
Cranswick PLC	64,609	4,716,373
Croda International PLC	164,170	6,589,130
Currys PLC	1,209,077	2,561,175
DCC PLC	101,125	8,375,208
Derwent London PLC REIT	134,011	3,452,379
Diageo PLC	2,569,130	51,915,359
Diploma PLC	141,805	13,419,414
Drax Group PLC	457,681	4,610,597
easyJet PLC (a)	494,997	3,668,601
Endava PLC ADR (a) (b)	80,024	226,468
EnQuest PLC	15,902,521	4,643,454
Security Description	Shares	Value
Entain PLC	651,346	$4,832,546
Firstgroup PLC (a)	1,176,913	2,933,543
Frasers Group PLC (a) (b)	185,854	1,773,590
Future PLC	132,978	533,368
Games Workshop Group PLC	38,446	11,021,923
Genuit Group PLC	249,516	917,341
Genus PLC	76,261	2,174,149
Global Ship Lease, Inc. Class A	339,032	12,747,603
Grafton Group PLC CDI	258,871	3,095,026
Great Portland Estates PLC REIT	335,682	1,479,172
Greggs PLC (a)	71,567	1,519,796
GSK PLC	4,851,568	127,561,342
Gym Group PLC (b) (e)	1,120,478	3,137,894
Halma PLC	451,937	23,597,431
Hammerson PLC REIT	482,752	2,369,428
Hays PLC	1,647,489	681,791
Hikma Pharmaceuticals PLC	165,089	3,330,537
Hill & Smith PLC	95,640	3,484,451
Hiscox Ltd.	349,796	8,575,002
Howden Joinery Group PLC	706,992	7,858,720
HSBC Holdings PLC	20,610,291	391,395,236
ICG PLC	351,384	7,877,059
IG Group Holdings PLC	429,869	10,372,477
IMI PLC	274,586	10,802,122
Immunocore Holdings PLC ADR (a) (b)	63,742	2,023,808
Imperial Brands PLC	1,092,319	40,434,351
Inchcape PLC	493,353	5,048,526
Informa PLC	1,416,403	16,998,235
IntegraFin Holdings PLC	249,510	1,173,969
International Consolidated Airlines Group SA Class DI	2,917,371	18,489,174
Intertek Group PLC	200,428	15,442,339
Investec PLC	672,031	5,356,175
ITV PLC	4,325,519	4,627,280
J Sainsbury PLC	2,911,912	12,359,736
JD Sports Fashion PLC	2,849,559	3,204,174
Johnson Matthey PLC	235,200	5,906,238
Jupiter Fund Management PLC	991,769	2,153,507
Keller Group PLC	118,529	4,175,207
Kingfisher PLC	4,111,984	15,456,001
Lancashire Holdings Ltd.	235,246	2,015,445
Land Securities Group PLC REIT	1,337,841	11,559,471
Legal & General Group PLC	6,979,502	26,493,720
Lloyds Banking Group PLC	80,367,824	118,508,295
London Stock Exchange Group PLC	542,048	58,720,104
LondonMetric Property PLC REIT	2,790,431	6,973,874
M&G PLC	3,013,753	13,448,004
Man Group PLC	2,990,037	11,596,028
Marex Group PLC	62,500	3,809,375
Marks & Spencer Group PLC	3,326,199	16,422,666
Marshalls PLC	365,486	727,636
Melrose Industries PLC	1,647,859	10,386,631
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mitie Group PLC	1,022,502	$2,027,530
Mobico Group PLC (b)	749,956	249,840
MONY Group PLC	983,974	2,418,673
National Grid PLC	5,870,660	97,242,025
NatWest Group PLC	9,753,553	86,345,789
NewRiver REIT PLC (a)	1,509,207	1,566,419
Next PLC	125,385	24,205,374
Ninety One PLC	428,837	1,202,095
Nomad Foods Ltd.	173,147	1,895,960
Ocado Group PLC (a) (b)	645,611	1,535,541
Oxford Nanopore Technologies PLC (a) (b)	1,279,355	2,107,246
Pearson PLC	1,279,001	20,302,735
Pennon Group PLC	537,176	3,320,998
Persimmon PLC	183,251	2,553,807
Petrofac Ltd. (a) (b) (c)	304,334	—
Playtech PLC (a) (b)	577,532	2,442,161
Primary Health Properties PLC REIT	3,088,814	3,923,342
Quilter PLC (e)	2,382,715	6,081,404
Reckitt Benckiser Group PLC	812,431	52,955,235
RELX PLC (d)	1,486,306	46,674,046
RELX PLC (d)	706,783	22,286,435
Rentokil Initial PLC	2,841,930	16,091,136
Rightmove PLC	1,204,112	7,003,123
Rolls-Royce Holdings PLC	10,717,518	205,491,713
Rotork PLC	1,291,987	5,065,486
RS Group PLC	655,177	5,056,626
S4 Capital PLC (a)	210,771	88,120
Sage Group PLC	1,324,306	14,342,702
Schroders PLC	793,770	6,189,492
Segro PLC REIT	1,572,615	18,267,630
Serco Group PLC	2,137,344	6,212,566
Severn Trent PLC	282,158	11,070,042
Shaftesbury Capital PLC REIT	2,123,055	3,891,414
Smith & Nephew PLC	1,129,098	16,342,172
Smiths Group PLC	617,832	20,992,436
Spirax Group PLC	85,553	7,761,153
SSE PLC	1,595,801	51,595,104
SSP Group PLC	770,024	1,918,320
St. James's Place PLC	617,483	9,928,895
Standard Chartered PLC	2,175,159	58,923,223
Standard Life PLC	663,474	7,335,359
Subsea 7 SA	297,191	10,151,135
Supermarket Income REIT PLC (a)	2,944,520	3,435,230
Tate & Lyle PLC	921,577	6,776,319
Taylor Wimpey PLC (a)	2,908,632	3,114,635
Telecom Plus PLC	72,097	710,982
Tesco PLC	8,242,631	50,181,897
THG PLC (a) (b)	873,126	348,584
TP ICAP Group PLC	966,545	4,341,151
Trainline PLC (b) (e)	334,166	904,784
Travis Perkins PLC	169,352	1,241,867
Tritax Big Box REIT PLC	2,861,947	6,130,806
Trustpilot Group PLC (b) (e)	648,149	2,233,223
Security Description	Shares	Value
Unilever PLC (d)	2,685,953	$161,402,162
Unilever PLC (d)	528	31,783
UNITE Group PLC REIT	328,796	2,219,065
United Utilities Group PLC	838,245	14,563,411
Vanquis Banking Group PLC (b)	131,965	204,225
Verisure PLC (a) (b)	270,208	3,015,145
Victrex PLC (a)	110,843	845,919
Vistry Group PLC (a) (b)	434,086	1,478,376
Vodafone Group PLC	31,880,656	42,144,322
Weir Group PLC	304,658	9,720,745
WH Smith PLC	126,351	659,058
Whitbread PLC	302,458	9,598,362
Wickes Group PLC	188,422	469,656
Wise Group PLC Class A (b)	838,897	10,067,592
Workspace Group PLC REIT (a)	279,751	1,286,181
WPP PLC	1,584,938	4,960,307
Zegona Communications PLC	258,676	5,465,774
		3,481,182,582
UNITED STATES — 5.4%
Access Bio, Inc. KDR (b)	87,369	129,139
Acerinox SA (a)	326,829	5,728,263
Aegon Ltd.	1,827,047	15,536,963
Alcon AG	614,242	41,576,413
AP Moller - Maersk AS Class A	2,079	4,801,606
AP Moller - Maersk AS Class B	7,497	17,819,422
ARM Holdings PLC ADR (a) (b)	173,033	61,352,311
BP PLC	20,354,695	126,190,583
Brightstar Lottery PLC (a)	154,067	1,651,598
Buzzi SpA	133,548	6,838,781
Constellium SE (b)	95,355	3,038,964
Encore Energy Corp. (a) (b)	253,492	332,075
Energy Fuels, Inc. (a) (b)	186,040	2,701,268
Experian PLC	1,277,448	43,116,358
Ferroglobe PLC	159,521	507,277
Ferrovial NV	604,668	41,465,192
Fiverr International Ltd. (a) (b)	72,411	747,282
GFL Environmental, Inc. (a)	320,537	11,782,206
Haleon PLC	10,928,833	50,434,876
Hecla Mining Co.	18,622	287,337
Holcim AG	607,061	54,847,339
ICON PLC (b)	95,812	16,643,503
Inmode Ltd. (a) (b)	64,391	941,396
InterContinental Hotels Group PLC	224,945	38,746,776
James Hardie Industries PLC CDI (b)	740,703	19,597,544
JFrog Ltd. (b)	148,106	13,459,873
Kolon TissueGene, Inc. KDR (b)	59,980	3,623,655
Monday.com Ltd. (b)	40,214	2,911,091
Nordic American Tankers Ltd. (a)	864,790	4,790,937
Novartis AG	2,210,255	346,834,535
PolyPeptide Group AG (b) (e)	22,076	1,287,641
Qiagen NV	245,972	9,533,352
Reliance Worldwide Corp. Ltd. (a)	919,188	2,489,941
RHI Magnesita NV	1,275	46,283
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Roche Holding AG	844,047	$348,228,899
Roche Holding AG Class BR, Bearer Shares	30,838	12,967,519
Sanofi SA	1,314,870	112,867,087
Schneider Electric SE	673,441	219,742,347
Shell PLC	6,993,960	272,262,411
Signify NV (a) (e)	172,954	3,300,253
Sims Ltd.	150,000	2,864,035
Sinch AB (a) (b) (e)	730,982	2,865,574
Spotify Technology SA (b)	180,898	83,055,699
Stellantis NV (a) (b)	2,514,248	14,302,274
Stratasys Ltd. (b)	119,436	1,022,372
Swiss Re AG	351,647	56,017,653
Tenaris SA	444,818	12,312,249
UroGen Pharma Ltd. (b)	184,678	6,796,150
Waste Connections, Inc.	305,056	50,827,974
Zymeworks, Inc. (b)	79,798	2,085,920
		2,153,310,196
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	742,379	20,271,198
TOTAL COMMON STOCKS (Cost $27,102,456,787)		40,059,619,068
RIGHTS — 0.0% *
CANADA — 0.0% *
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	17,859
SOUTH KOREA — 0.0% *
Hanwha Solutions Corp. (expiring 07/23/26) (b)	35,201	137,460
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (b)	233,989	491,434
Tubacex SA (expiring 07/01/26) (a) (b)	887,057	53,928
		545,362
TOTAL RIGHTS (Cost $563,521)		700,681
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	—
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	31,763,805	31,763,805
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	747,006,784	$747,006,784
TOTAL SHORT-TERM INVESTMENTS (Cost $778,770,589)		778,770,589
TOTAL INVESTMENTS — 101.4% (Cost $27,881,790,897)		40,839,090,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(544,873,228)
NET ASSETS — 100.0%		$40,294,217,110

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $160,226,
representing less than 0.05% of the Fund's net assets.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.9% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
KDR	Korean Depositary Receipts
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	430	09/18/2026	$67,443,419	$67,623,950	$180,531
S&P/TSX 60 Index (long)	379	09/17/2026	109,758,754	109,830,527	71,773
					$252,304
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,056,107,668	$3,351,174	$160,226	$40,059,619,068
Rights	509,293	191,388	—	700,681
Warrants	—	—	0 (a)	0
Short-Term Investments	778,770,589	—	—	778,770,589
TOTAL INVESTMENTS	$40,835,387,550	$3,542,562	$160,226	$40,839,090,338
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$252,304	$—	$—	$252,304
TOTAL OTHER FINANCIAL INSTRUMENTS:	$252,304	$—	$—	$252,304

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
Amper SA	8,308,667	$1,316,009	$202,098	$30,593	$17,797	$691,167	9,258,670	$2,196,478	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,783,529	39,783,529	1,807,662,244	1,815,681,968	—	—	31,763,805	31,763,805	1,454,683
State Street Navigator Securities Lending Portfolio II	846,724,173	846,724,173	3,499,104,440	3,598,821,829	—	—	747,006,784	747,006,784	3,754,718
Total		$887,823,711	$5,306,968,782	$5,414,534,390	$17,797	$691,167		$780,967,067	$5,209,401
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 7.6%
29Metals Ltd. (a)	523,585	$92,499
Abacus Group REIT (b)	444,226	296,988
Abacus Storage King REIT	266,133	247,987
Accent Group Ltd. (b)	305,000	150,026
Adairs Ltd. (b)	106,904	108,132
AET&D Holdings No. 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	348,865	331,120
Alpha HPA Ltd. (a) (b)	445,442	200,591
Amotiv Ltd. (b)	72,666	317,161
Amplitude Energy Ltd. (a) (b)	94,075	83,424
Andean Silver Ltd. (a)	137,157	180,067
Appen Ltd. (a) (b)	334,932	218,118
Arafura Rare Earths Ltd. (a) (b)	2,275,961	386,313
ARB Corp. Ltd. (b)	19,745	258,813
Arena REIT	276,615	595,997
Audinate Group Ltd. (a) (b)	51,473	86,655
Aurelia Metals Ltd. (a)	514,813	98,082
Aussie Broadband Ltd.	186,885	638,306
Austal Ltd. (a)	160,692	450,876
Australian Clinical Labs Ltd. (b)	275,290	427,215
Australian Ethical Investment Ltd.	59,112	171,592
Australian Finance Group Ltd.	170,520	187,837
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	73,508
Bannerman Energy Ltd. (a)	129,160	280,974
Bapcor Ltd. (b)	298,150	89,853
Beach Energy Ltd. (b)	432,577	256,234
Bega Cheese Ltd.	180,295	734,461
Bellevue Gold Ltd. (a)	1,032,135	868,802
Black Cat Syndicate Ltd. (a)	387,451	236,215
Boss Energy Ltd. (a) (b)	298,096	209,619
Botanix Pharmaceuticals Ltd. (a) (b)	565,430	7,443
BrainChip Holdings Ltd. (a) (b)	855,630	88,917
Bravura Solutions Ltd.	171,777	240,394
BWP Property Group Ltd. (b)	414,351	1,087,966
Catalyst Metals Ltd. (a)	124,444	433,660
Catapult Sports Ltd. (a) (b)	139,080	295,809
Centuria Capital Group REIT	538,744	720,357
Centuria Industrial REIT (b)	333,892	703,214
Centuria Office REIT (b)	275,332	169,768
Chalice Mining Ltd. (a) (b)	157,678	126,718
Charter Hall Retail REIT	418,859	1,137,527
Charter Hall Social Infrastructure REIT	240,855	447,196
Chrysos Corp. Ltd. (a) (b)	61,705	248,373
Clarity Pharmaceuticals Ltd. (a)	175,694	260,483
Clinuvel Pharmaceuticals Ltd. (b)	23,430	166,868
Collins Foods Ltd.	58,218	328,717
Core Lithium Ltd. (a)	1,330,800	230,495
Coronado Global Resources, Inc. CDI (a) (d)	233,353	30,717
Corporate Travel Management Ltd. (a) (b) (c)	44,793	249,347
Credit Corp. Group Ltd.	29,978	267,917
Security Description	Shares	Value
Cromwell Property Group REIT (b)	844,274	$254,437
Dalrymple Bay Infrastructure Ltd.	53,740	214,079
Data#3 Ltd.	77,944	531,896
Dateline Resources Ltd. (a)	1,209,054	113,080
Deep Yellow Ltd. (a) (b)	595,212	575,246
Deterra Royalties Ltd.	324,538	1,056,748
Develop Global Ltd. (a) (b)	143,557	635,526
Dexus Industria REIT (b)	158,943	267,581
Dicker Data Ltd.	40,495	352,931
DigiCo Infrastructure REIT (b)	178,257	301,331
Domino's Pizza Enterprises Ltd.	9,027	97,749
Elders Ltd. (b)	230,011	819,067
Electro Optic Systems Holdings Ltd. (a) (b)	101,651	725,365
Elevra Lithium Ltd. (a)	114,845	763,820
Emerald Resources NL (a)	270,093	1,027,291
EML Payments Ltd. (a) (b)	256,553	54,211
ESG Minerals Ltd. (a) (c)	29,803	—
EVT Ltd. (b)	36,782	328,215
Firefinch Ltd. (a) (b) (c)	440,867	6,108
FireFly Metals Ltd. (a)	343,113	418,367
FleetPartners Group Ltd.	166,892	331,837
Flight Centre Travel Group Ltd. (b)	73,720	610,836
G8 Education Ltd. (b)	379,078	36,768
Generation Development Group Ltd. (b)	167,328	415,011
GrainCorp Ltd. Class A (b)	119,559	406,698
Guzman y Gomez Ltd. (b)	25,712	374,613
Hansen Technologies Ltd. (b)	111,055	341,609
Healius Ltd. (a) (b)	494,232	133,538
Helia Group Ltd.	101,225	388,513
HMC Capital Ltd. REIT (b)	211,135	434,435
HomeCo Daily Needs REIT	1,111,506	985,666
IDP Education Ltd. (b)	149,720	236,495
Iluka Resources Ltd.	251,331	1,231,043
Imdex Ltd.	413,866	1,175,578
Ingenia Communities Group REIT	319,384	978,010
Inghams Group Ltd. (b)	275,707	393,480
Integral Diagnostics Ltd. (b)	74,808	103,654
ioneer Ltd. (a) (b)	890,742	92,566
IperionX Ltd. (a) (b)	145,509	411,299
IPH Ltd. (b)	126,883	339,312
IRESS Ltd. (b)	191,668	820,627
Judo Capital Holdings Ltd. (a)	562,006	365,996
Jumbo Interactive Ltd. (b)	34,409	154,951
Kelsian Group Ltd. (b)	184,283	570,691
Kingsgate Consolidated Ltd.	138,468	474,857
Kogan.com Ltd. (b)	77,918	239,138
L1 Group Ltd. (b)	216,214	169,266
Larvotto Resources Ltd. (a)	241,359	203,164
Lifestyle Communities Ltd. (a) (b)	59,062	215,639
Liontown Ltd. (a)	992,770	1,158,928
Lotus Resources Ltd. (a) (b)	181,152	82,831
MA Financial Group Ltd. (b)	37,437	154,062
Maas Group Holdings Ltd.	28,937	106,453
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Macquarie Technology Group Ltd. (a)	3,244	$157,591
Magellan Financial Group Ltd. (b)	73,976	496,618
Mayne Pharma Group Ltd. (a) (b)	53,582	103,569
McMillan Shakespeare Ltd. (b)	47,721	644,361
Meeka Metals Ltd. (a)	1,953,088	128,544
Megaport Ltd. (a) (b)	93,940	1,404,462
Metallium Ltd. (a) (b)	357,606	96,622
Monadelphous Group Ltd.	53,570	1,150,141
Monash IVF Group Ltd. (b)	365,133	183,399
Myer Holdings Ltd.	501,154	105,896
Nanosonics Ltd. (a) (b)	166,158	383,330
Neuren Pharmaceuticals Ltd. (a) (b)	81,469	1,001,841
Nick Scali Ltd. (b)	47,756	539,953
Nine Entertainment Co. Holdings Ltd. (b)	259,085	158,852
Novonix Ltd. (a) (b)	142,698	14,829
NRW Holdings Ltd.	225,502	1,162,335
Nufarm Ltd. (a) (b)	192,105	360,675
Nuix Ltd. (a) (b)	164,024	138,068
OFX Group Ltd. (a) (b)	258,680	99,464
Omni Bridgeway Ltd. (a) (b)	136,185	155,676
oOh!media Ltd.	330,791	332,299
Ora Banda Mining Ltd. (a)	821,799	600,656
Orora Ltd.	412,920	396,208
Paladin Energy Ltd. (a) (b) (e)	178,168	1,147,944
Paladin Energy Ltd. (a) (b) (e)	55,447	368,539
Pantoro Gold Ltd. (a)	135,195	216,362
Peninsula Energy Ltd. (a) (b)	54,126	14,999
Perenti Ltd.	500,526	780,220
Perpetual Ltd. (b)	53,696	576,609
PEXA Group Ltd. (a) (b)	104,122	742,998
PolyNovo Ltd. (a) (b)	402,749	256,703
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
Predictive Discovery Ltd. (a)	1,212,412	571,172
PWR Holdings Ltd. (b)	28,291	156,212
Qoria Ltd. (a) (b)	919,715	156,109
Regal Partners Ltd.	139,506	278,351
Region Group REIT	226,421	365,494
Regis Healthcare Ltd.	57,254	257,430
Resolute Mining Ltd. (a)	1,047,605	685,863
Rural Funds Trust REIT (b)	349,144	476,517
Santana Minerals Ltd. (a)	479,058	152,670
Select Harvests Ltd. (b)	55,284	140,947
Service Stream Ltd.	248,407	456,055
Silex Systems Ltd. (a)	118,458	434,959
Silver Mines Ltd. (a) (b)	1,059,583	88,089
SiteMinder Ltd. (a) (b)	219,098	619,308
SmartGroup Corp. Ltd.	112,364	995,648
Solvar Ltd. (b)	111,747	114,579
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
SRG Global Ltd.	91,730	252,931
St Barbara Ltd. (a) (b)	616,429	196,449
Security Description	Shares	Value
Stanmore Resources Ltd.	115,108	$185,810
Strike Energy Ltd. (a) (b)	1,971,533	136,588
Superloop Ltd. (a)	260,254	595,003
Syrah Resources Ltd. (a) (b)	279,488	20,331
Tabcorp Holdings Ltd.	1,183,295	684,522
Temple & Webster Group Ltd. (a) (b)	37,823	162,463
Turaco Gold Ltd. (a)	184,218	57,432
Tyro Payments Ltd. (a) (b)	205,399	110,994
Vault Minerals Ltd.	496,147	1,433,357
Vulcan Energy Resources Ltd. (a) (b)	223,952	473,220
WA1 Resources Ltd. (a)	17,925	141,570
Waypoint REIT Ltd.	383,838	646,193
WEB Travel Group Ltd. (a) (b)	183,810	376,937
Weebit Nano Ltd. (a) (b)	97,972	566,756
Westgold Resources Ltd.	491,554	1,600,578
		65,710,263
AUSTRIA — 0.8%
ams-OSRAM AG (a)	65,139	1,409,131
AT&S Austria Technologie & Systemtechnik AG (a)	14,248	3,437,135
Critical Metals Corp. (a) (b)	34,761	356,300
Kontron AG (a)	36,493	968,795
Lenzing AG (a)	2,508	69,535
Palfinger AG	6,144	223,728
Porr AG	9,163	463,566
SBO AG	5,687	187,256
		7,115,446
BELGIUM — 0.6%
Barco NV	15,618	149,812
Care Property Invest NV REIT (b)	10,922	157,338
Fagron	26,942	742,347
Gimv NV (b)	3,499	185,219
Kinepolis Group NV (b)	10,117	410,042
Materialise NV ADR (a)	21,328	158,467
Montea NV REIT	10,956	837,989
Ontex Group NV (a) (b)	46,249	127,697
Recticel SA (b)	34,531	432,693
Retail Estates NV REIT (a) (b)	8,214	645,166
X-Fab Silicon Foundries SE (a) (d)	51,891	469,573
Xior Student Housing NV REIT	24,085	724,207
		5,040,550
BERMUDA — 0.0% *
Conduit Holdings Ltd.	59,492	372,695
BRAZIL — 0.3%
ERO Copper Corp. (a) (b)	57,283	1,529,027
Karoon Energy Ltd.	645,534	650,714
Sigma Lithium Corp. (a)	43,675	552,489
		2,732,230
CANADA — 9.7%
5N Plus, Inc. (a)	38,693	1,193,994
AbCellera Biologics, Inc. (a) (b)	166,042	1,303,430
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
AbraSilver Resource Corp. (a) (b)	72,921	$735,506
ADENTRA, Inc. (b)	10,697	291,411
Aduro Clean Technologies, Inc. (a) (b)	19,297	304,121
Advantage Energy Ltd. (a)	166,874	1,212,667
Aecon Group, Inc. (b)	33,250	1,066,812
AG Growth International, Inc. (b)	11,736	167,179
Alaris Equity Partners Income	26,928	453,624
Allied Gold Corp. (a)	38,876	923,433
Allied Properties Real Estate Investment Trust	36,619	254,236
Almonty Industries, Inc. (a) (b)	110,125	1,820,992
Altius Minerals Corp.	42,786	1,915,606
Altus Group Ltd. (b)	27,204	864,009
Americas Gold & Silver Corp. (a)	119,537	565,352
Atrium Mortgage Investment Corp. Class C (b)	40,847	345,490
Aurinia Pharmaceuticals, Inc. (a)	100,258	1,701,378
Aurora Cannabis, Inc. (a) (b)	52,967	147,468
AutoCanada, Inc. (a) (b)	19,815	319,694
Avino Silver & Gold Mines Ltd. (a) (b)	78,002	494,265
Badger Infrastructure Solutions Ltd. (b)	17,721	1,161,873
Ballard Power Systems, Inc. (a)	113,544	442,572
Baytex Energy Corp.	267,918	1,074,505
Birchcliff Energy Ltd. (b)	180,067	785,632
Bird Construction, Inc. (b)	23,218	1,059,314
Bright Minds Biosciences, Inc. (a)	7,531	528,676
Calian Group Ltd.	4,813	286,694
Canaccord Genuity Group, Inc.	64,794	666,779
Canada Goose Holdings, Inc. (a)	16,514	156,323
Canadian Solar, Inc. (a) (b)	28,086	449,938
Canfor Corp. (a) (b)	14,648	139,175
Canopy Growth Corp. (a) (b)	138,128	134,355
Cardinal Energy Ltd. (b)	121,068	929,290
Cargojet, Inc.	8,274	494,078
Cascades, Inc.	29,884	245,391
Centerra Gold, Inc.	125,427	1,988,267
CES Energy Solutions Corp. (b)	37,782	441,267
Champion Iron Ltd. (b)	286,068	776,897
Chemtrade Logistics Income Fund	23,218	256,278
Cineplex, Inc. (a) (b)	53,176	430,655
Cogeco, Inc.	8,033	350,819
Collective Mining Ltd. (a)	27,523	338,521
Colossus Minerals, Inc. (a) (b) (c)	390	—
Crombie Real Estate Investment Trust	19,265	236,000
Denison Mines Corp. (a) (b)	488,241	1,496,986
Diversified Royalty Corp. (b)	72,883	244,014
Docebo, Inc. (a) (b)	8,688	155,358
Doman Building Materials Group Ltd. (b)	68,082	547,535
Dream Office Real Estate Investment Trust	21,230	267,853
DREAM Unlimited Corp. Class A (b)	25,776	357,912
Security Description	Shares	Value
Dye & Durham Ltd. (a) (b)	25,108	$24,422
Endeavour Silver Corp. (a) (b)	146,325	1,213,917
Enerflex Ltd.	39,605	972,294
Enghouse Systems Ltd. (b)	27,709	313,661
Extendicare, Inc. (b)	53,726	1,328,050
Fiera Capital Corp. (b)	66,557	247,228
Freehold Royalties Ltd. (b)	27,409	311,617
G2 Goldfields, Inc. (a)	84,594	561,078
Galiano Gold, Inc. (a)	118,013	220,684
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	129,535	56,607
GoGold Resources, Inc. (a)	213,512	478,568
Gold Royalty Corp. (a)	53,670	148,129
Hammond Power Solutions, Inc.	4,764	1,165,891
Headwater Exploration, Inc.	165,921	1,383,503
Hive Digital Technologies Ltd. (a) (b)	209,448	762,391
i-80 Gold Corp. (a)	163,655	237,624
Integra Resources Corp. (a)	95,059	215,784
Interfor Corp. (a) (b)	31,517	289,901
International Petroleum Corp. (a)	39,784	869,003
InterRent Real Estate Investment Trust	92,575	845,654
Jamieson Wellness, Inc. (d)	30,212	887,567
Kelt Exploration Ltd. (a)	37,636	232,116
Killam Apartment Real Estate Investment Trust	78,303	1,023,803
Knight Therapeutics, Inc. (a)	83,684	580,996
Labrador Iron Ore Royalty Corp. (b)	43,779	860,923
Laurentian Bank of Canada (b)	13,546	383,441
Lightspeed Commerce, Inc. (a)	68,861	720,765
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
Lithium Americas Corp. (a) (b)	122,203	470,293
Lithium Argentina AG (a)	25,493	210,772
Major Drilling Group International, Inc. (a)	37,829	401,821
Martinrea International, Inc. (b)	79,848	562,805
Mattr Corp. (a)	49,697	450,820
Milestone Pharmaceuticals, Inc. (a) (b)	22,564	30,236
Minto Apartment Real Estate Investment Trust	22,169	272,669
Montage Gold Corp. (a) (b)	117,607	1,337,093
Morguard North American Residential Real Estate Investment Trust	23,779	282,415
MTY Food Group, Inc. (b)	11,384	301,621
Mullen Group Ltd. (b)	68,928	1,056,208
Neptune Wellness Solutions, Inc. (a)	262	—
NFI Group, Inc. (a)	39,666	665,969
North American Construction Group Ltd.	21,641	287,682
North West Co., Inc. (b)	33,429	1,163,506
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Northern Dynasty Minerals Ltd. (a) (b)	475,358	$912,687
Orezone Gold Corp. (a) (b)	278,985	444,410
Pan American Silver Corp.	1	45
Pason Systems, Inc.	18,244	158,554
Pet Valu Holdings Ltd. (b)	23,209	300,674
POET Technologies, Inc. (a)	79,690	819,213
Polaris Renewable Energy, Inc.	32,260	347,896
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a)	14,406	1,105,975
Primaris Real Estate Investment Trust	14,884	233,633
Propel Holdings, Inc. (b)	8,369	153,252
Real Brokerage, Inc. (a)	70,468	128,252
RFA Financial, Inc. (b)	47,060	876,021
Richelieu Hardware Ltd. (b)	20,268	582,290
Rogers Sugar, Inc. (b)	73,195	352,368
Russel Metals, Inc.	37,165	1,575,665
Saturn Oil & Gas, Inc. (a)	38,291	140,884
Savaria Corp. (b)	27,198	568,211
Seabridge Gold, Inc. (a)	30,581	788,909
Sienna Senior Living, Inc. (b)	43,906	677,429
Skeena Resources Ltd. (a) (b)	49,798	1,326,777
Slate Grocery REIT Class U,	12,657	154,873
SNDL, Inc. (a) (b)	155,640	210,114
Solaris Resources, Inc. (a)	60,806	511,306
Southern Cross Gold Consolidated Ltd. CDI (a)	71,067	430,808
Southern Pacific Resource Corp. (a) (c)	281,142	—
Spartan Delta Corp. (a)	66,625	537,696
Sprott, Inc. (b)	14,803	1,667,326
Standard Lithium Ltd. (a)	101,355	278,726
Superior Plus Corp. (b)	114,954	632,804
Surge Energy, Inc. (b)	38,335	249,397
Tamarack Valley Energy Ltd. (b)	288,182	2,512,642
Telesat Corp. (a)	3,536	178,992
TELUS Corp.	3	32
Tenaz Energy Corp. (a)	7,123	232,204
Tilray Brands, Inc. (a) (b)	59,862	269,197
Timbercreek Financial Corp. (b)	29,621	136,544
TMC the metals Co., Inc. (a) (b)	135,066	598,342
Transcontinental, Inc. Class A (b)	39,280	157,535
Trekor Metals Ltd. (a) (b)	128,752	887,538
Trican Well Service Ltd.	49,831	236,028
Trilogy Metals, Inc. (a) (b)	74,363	261,014
Trisura Group Ltd. (a) (b)	34,305	1,072,855
Twin Butte Energy Ltd. (a) (c)	83,708	—
Uranium Royalty Corp. (a) (b)	71,091	197,426
Valor Gold Corp. (a) (b)	15,627	40,754
Vermilion Energy, Inc.	61,744	577,510
Victoria Gold Corp./Vancouver (a)	32,312	10,931
Village Farms International, Inc. (a) (b)	29,297	58,594
Vital Infrastructure Property Trust REIT	50,433	195,867
Vitalhub Corp. (a) (b)	36,863	185,257
Security Description	Shares	Value
Vizsla Silver Corp. (a) (b)	173,161	$568,761
Wajax Corp.	13,686	297,788
Well Health Technologies Corp. (a) (b)	159,354	465,005
Wesdome Gold Mines Ltd. (a) (b)	101,658	1,744,756
Westshore Terminals Investment Corp. (b)	33,638	888,162
		84,293,080
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	313,000	258,237
BOE Varitronix Ltd. (b)	178,000	98,056
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	1,320,000	227,236
China Yuchai International Ltd. (a)	6,192	293,563
Deep Source Holdings Ltd. (a) (b)	2,180,000	141,774
Inspur Digital Enterprise Technology Ltd.	374,000	112,552
Sasseur Real Estate Investment Trust	348,700	183,321
Silvercorp Metals, Inc. (b)	116,228	1,176,412
Towngas Smart Energy Co. Ltd. (b)	975,888	367,107
Youzan Technology Ltd. (a) (b)	7,716,000	70,843
		2,929,101
COLOMBIA — 0.3%
Aris Mining Corp. (a)	91,893	1,369,894
Parex Resources, Inc. (b)	56,559	852,720
		2,222,614
CONGO — 0.1%
Helios Towers PLC (a)	359,337	954,813
DENMARK — 0.6%
Better Collective AS (a) (b)	23,786	287,551
Cadeler AS (a)	87,740	481,016
cBrain AS	9,779	72,617
Chemometec AS	11,290	625,457
D/S Norden AS	18,630	783,041
Dfds AS (a)	26,241	449,123
Gubra AS (a)	2,753	135,503
H&H International AS Class B (a)	34,535	509,732
Matas AS	30,936	415,445
Netcompany Group AS (a) (d)	19,685	897,236
NTG Nordic Transport Group AS Class A (a)	8,481	249,579
Scandinavian Tobacco Group AS Class A (d)	34,889	354,867
		5,261,167
FINLAND — 0.6%
Aktia Bank OYJ	27,806	358,598
Finnair OYJ (b)	29,724	179,942
Harvia OYJ (b)	7,037	334,689
Kempower OYJ (a) (b)	12,667	177,841
Nokian Renkaat OYJ (b)	81,746	1,118,719
Outokumpu OYJ (b)	265,186	1,526,547
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Puuilo OYJ	25,137	$516,155
QT Group OYJ (a) (b)	9,725	257,506
Revenio Group OYJ (a) (b)	16,494	230,063
Tokmanni Group Corp. (b)	25,653	207,650
YIT OYJ (a) (b)	83,436	250,882
		5,158,592
FRANCE — 1.4%
Atos Group (a) (b)	11,579	445,335
Aubay	6,271	393,613
Beneteau SACA	32,708	241,572
Carbios SACA (a)	7,748	49,518
Cie des Alpes	6,679	168,376
Clariane SE (a)	47,095	221,298
Criteo SA ADR (a)	23,375	427,295
DBV Technologies SA (a) (b)	104,702	337,570
Derichebourg SA	34,972	381,243
Elior Group SA (b) (d)	72,137	161,237
Etablissements Maurel et Prom SA	49,865	444,113
Euroapi SA (a) (b)	46,106	70,319
Eutelsat Communications SACA (a) (b)	255,542	704,985
Fnac Darty SA	14,310	564,442
GL Events SACA	10,443	400,570
ICADE REIT (b)	21,710	476,564
IPSOS SA	4,899	195,140
Kaufman & Broad SA	10,773	296,218
Manitou BF SA	7,033	151,972
Medincell SA (a) (b)	9,614	314,802
Mercialys SA REIT	49,238	659,763
Mersen SA	10,442	497,351
Nanobiotix SA (a)	15,881	582,832
Nexity SA (a) (b)	28,001	251,146
OVH Groupe SA (a) (b)	17,193	282,664
Planisware SA (b)	15,296	317,930
Quadient SA	21,478	289,758
SMCP SA (a) (b) (d)	33,170	186,658
SOITEC (a)	11,637	1,560,628
Solutions 30 SE (a)	87,075	58,537
Ubisoft Entertainment SA (a) (b)	44,612	274,202
Valneva SE (a) (b)	78,890	203,390
Viridien (a)	2,973	284,839
Worldline SA (a) (b) (d)	19,319	227,059
		12,122,939
GERMANY — 3.0%
AIXTRON SE	51,284	3,085,269
Alzchem Group AG	3,246	644,256
Amadeus Fire AG (a)	3,723	83,342
Borussia Dortmund GmbH & Co. KGaA	55,889	191,694
CANCOM SE	18,853	501,145
Cewe Stiftung & Co. KGaA	3,735	389,018
Deutsche Beteiligungs AG	9,268	233,114
Deutsche Pfandbriefbank AG (a) (d)	59,786	218,457
Security Description	Shares	Value
Deutz AG	72,136	$721,227
Draegerwerk AG & Co. KGaA Preference Shares	5,823	549,238
Duerr AG	19,952	404,213
Eckert & Ziegler SE	28,590	499,130
Elmos Semiconductor SE	9,502	1,959,800
Evotec SE (a)	86,839	496,217
Friedrich Vorwerk Group SE	2,975	229,249
Gerresheimer AG (a)	14,937	475,095
GFT Technologies SE	13,938	328,268
Grenke AG	15,874	218,148
Hamborner REIT AG	57,777	292,300
Heidelberger Druckmaschinen AG (a)	87,568	138,361
HelloFresh SE (a)	79,671	359,524
Hornbach Holding AG & Co. KGaA	7,380	662,348
Hypoport SE (a)	2,093	200,527
Immatics NV (a)	46,668	472,747
Indus Holding AG	24,761	731,794
Jenoptik AG	27,659	1,484,362
Jumia Technologies AG ADR (a)	62,386	439,821
Kloeckner & Co. SE	63,376	898,477
LuxExperience BV ADR (a) (b)	28,637	212,773
Medios AG (a)	7,655	105,724
Mutares SE & Co. KGaA	4,419	137,421
Nagarro SE	6,455	551,286
Norma Group SE (a)	15,791	316,665
Patrizia SE	29,830	262,947
Pfeiffer Vacuum Technology AG	74	14,586
PVA TePla AG (a)	9,510	490,797
SAF-Holland SE	38,084	881,714
Salzgitter AG	13,826	715,437
Secunet Security Networks AG	727	140,303
SFC Energy AG Class BR (a)	7,621	179,925
SGL Carbon SE (a)	17,897	90,952
Sirius Real Estate Ltd. REIT	837,356	1,074,705
SMA Solar Technology AG (a)	10,082	725,609
Softwareone Holding AG	63,745	615,193
Stabilus SE	14,172	245,311
STRATEC SE	2,274	43,678
SUSS MicroTec SE	12,415	1,320,758
Takkt AG (a)	19,337	50,738
TeamViewer SE (a) (d)	49,992	280,521
Verbio SE (a)	8,034	273,721
		25,637,905
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	1,168,241	179,553
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
HONG KONG — 0.9%
Art Group Holdings Ltd. (a) (b)	1,315,000	476,227
Cafe de Coral Holdings Ltd. (b)	177,191	116,364
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Chow Sang Sang Holdings International Ltd.	68,000	$84,284
C-Mer Medical Holdings Ltd.	390,000	46,748
Dah Sing Financial Holdings Ltd.	37,600	180,855
Diginex Ltd. (a)	4,421	6,543
DL Holdings Group Ltd. (a) (b)	656,000	92,017
Dream International Ltd.	145,000	118,706
Envision Greenwise Holdings Ltd. (a) (b)	885,000	685,019
Fortune Real Estate Investment Trust	83,000	46,569
Gold Financial Holdings Ltd. (a) (c)	1,158,000	—
Hao Tian International Construction Investment Group Ltd. (a) (b)	904,000	1,844
HKBN Ltd. (b)	281,500	210,352
Hong Kong Technology Venture Co. Ltd. (a)	158,052	21,767
Hong Kong Zcloud Technology Construction Ltd. (a) (b)	520,000	394,540
Hutchison Port Holdings Trust Stapled Security	2,479,100	423,926
Hutchison Telecommunications Hong Kong Holdings Ltd.	786,000	110,252
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd.	199,000	561,825
Melco International Development Ltd. (a) (b)	870,000	347,243
Modern Dental Group Ltd.	208,000	158,081
Pacific Basin Shipping Ltd.	3,316,000	1,141,691
Pacific Textiles Holdings Ltd.	637,000	69,857
PAX Global Technology Ltd.	465,000	199,234
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Sa Sa International Holdings Ltd. (b)	641,248	75,229
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Stella International Holdings Ltd. (b)	227,000	358,358
Sunlight Real Estate Investment Trust	604,000	166,365
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
SuperX AI Technology Ltd. (a) (b)	17,215	137,720
Synagistics Ltd. (a)	96,000	16,771
Tongguan Gold Group Ltd.	1,386,000	323,433
Truly International Holdings Ltd.	346,000	40,150
Value Partners Group Ltd.	466,000	121,818
Vitasoy International Holdings Ltd. (b)	606,000	500,747
VTech Holdings Ltd. (b)	25,300	165,988
Yuexiu Real Estate Investment Trust	1,686,000	139,747
Yunfeng Financial Group Ltd. (a)	1,030,000	211,462
		7,751,732
Security Description	Shares	Value
IRAQ — 0.0% *
Gulf Keystone Petroleum Ltd.	188,741	$439,889
IRELAND — 0.6%
Amarin Corp. PLC ADR (a) (b)	7,907	126,038
C&C Group PLC	199,544	248,954
Cairn Homes PLC	267,732	756,062
Cosmo NV	5,452	449,461
GH Research PLC (a) (b)	11,163	300,062
Glenveagh Properties PLC (a) (d)	267,932	767,348
Greencore Group PLC	428,387	1,130,898
Irish Residential Properties REIT PLC	481,797	642,278
Origin Enterprises PLC (b)	69,908	332,491
Uniphar PLC	113,525	577,580
		5,331,172
ISRAEL — 3.6%
Allot Ltd. (a) (b)	27,117	239,985
Aryt Industries Ltd.	28,359	261,750
Ashdod Refinery Ltd. (a)	6,561	222,411
AudioCodes Ltd.	18,224	176,408
Aura Investments Ltd.	76,547	472,983
Azorim-Investment Development & Construction Co. Ltd.	62,991	351,800
Bet Shemesh Engines Holdings 1997 Ltd. (a)	3,561	1,013,041
Blue Square Real Estate Ltd.	2,600	283,609
Cellcom Israel Ltd.	41,087	424,322
Ceragon Networks Ltd. (a)	54,889	142,163
Cognyte Software Ltd. (a)	48,187	423,082
Compugen Ltd. (a) (b)	63,080	134,991
Danel Adir Yeoshua Ltd.	2,406	367,478
Delek Automotive Systems Ltd. (a)	15,693	84,854
Delta Galil Ltd.	6,562	359,435
Doral Group Renewable Energy Resources Ltd. (a)	66,031	1,706,928
Elco Ltd.	8,166	402,346
Electra Consumer Products 1970 Ltd.	11,620	294,922
Electreon Wireless Ltd. (a)	2,131	31,899
Formula Systems 1985 Ltd.	6,698	696,676
Fox Wizel Ltd.	5,522	523,204
G City Ltd.	112,925	422,220
Gilat Satellite Networks Ltd. (a) (b)	23,812	316,938
Hilan Ltd.	11,114	715,829
IDI Insurance Co. Ltd.	8,091	625,403
Innoviz Technologies Ltd. (a) (b)	72,811	55,424
Inrom Construction Industries Ltd.	86,515	697,184
Isracard Ltd.	102,187	385,844
Israel Canada TR Ltd.	110,272	651,021
Israel Discount Bank Ltd. Class A	1	10
Isras Investment Co. Ltd.	1,442	406,545
Isrotel Ltd. (a)	7,047	325,215
Ituran Location & Control Ltd.	16,100	982,261
Kornit Digital Ltd. (a)	21,294	346,028
Matrix IT Ltd. (a) (b)	8,237	208,949
Mega Or Holdings Ltd. REIT	14,052	2,829,784
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Meshek Energy Renewable Energies Ltd. (a)	169,272	$701,643
Nano Dimension Ltd. ADR (a) (b)	132,691	192,402
Nano-X Imaging Ltd. (a)	50,668	58,775
Nayax Ltd. (a)	8,173	531,069
Nexxen International Ltd. (a)	17,664	159,506
Oil Refineries Ltd.	2,375,498	1,255,738
One Software Technologies Ltd.	25,750	490,982
OY Nofar Energy Ltd. (a)	10,774	751,065
Partner Communications Co. Ltd.	91,051	1,111,150
Perion Network Ltd. (a) (b)	27,806	269,996
Priortech Ltd. (a)	4,463	465,256
Qualitau Ltd.	2,182	342,154
Radware Ltd. (a)	29,812	919,998
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,577	1,295,744
Reit 1 Ltd.	195,507	1,417,359
Sella Capital Real Estate Ltd. REIT	199,289	609,281
SimilarWeb Ltd. (a)	77,054	472,341
Summit Real Estate Holdings Ltd. REIT	13,959	222,542
Taboola.com Ltd. (a)	77,015	385,075
YD More Investments Ltd.	25,977	383,624
ZIM Integrated Shipping Services Ltd.	72,999	1,897,974
		31,516,616
ITALY — 1.1%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	162	—
Ariston Holding NV	39,250	161,100
Arnoldo Mondadori Editore SpA (b)	172,682	397,816
Ascopiave SpA (b)	44,806	150,606
Avio SpA (b)	19,981	718,453
Banca IFIS SpA (b)	16,510	239,912
Biesse SpA (a) (b)	13,843	86,889
d'Amico International Shipping SA	25,448	191,734
Datalogic SpA	6,542	43,531
doValue SpA (b) (d)	50,463	124,043
El.En. SpA (b)	45,389	885,818
Esprinet SpA	31,751	243,761
Ferretti SpA (b)	81,094	276,105
Fila SpA (b)	12,700	133,583
GVS SpA (a) (b) (d)	29,671	144,172
Immobiliare Grande Distribuzione SIIQ SpA REIT	45,746	220,450
Italmobiliare SpA (b)	2,643	84,458
Juventus Football Club SpA (a) (b)	123,130	287,743
MARR SpA (b)	36,164	271,232
Moltiply Group SpA (b)	3,578	138,880
OVS SpA (d)	157,315	1,087,243
Piaggio & C SpA (b)	160,069	293,909
RAI Way SpA (d)	89,728	519,085
Safilo Group SpA (a)	74,565	146,034
Salvatore Ferragamo SpA (a) (b)	29,388	365,896
Security Description	Shares	Value
Sanlorenzo SpA (b)	4,643	$190,039
Sesa SpA	1,722	176,696
Tamburi Investment Partners SpA	76,914	769,438
Tinexta SpA (a)	10,336	179,621
Wizz Air Holdings PLC (a) (b) (d)	38,382	606,215
Zignago Vetro SpA (b)	21,871	179,537
		9,313,999
JAPAN — 36.8%
& ST HD Co. Ltd.	9,400	200,406
Access Co. Ltd. (a)	14,600	30,992
Advanced Media, Inc. (b)	18,600	117,763
Aeon Fantasy Co. Ltd. (b)	7,900	125,943
AEON REIT Investment Corp.	280	211,906
Ai Holdings Corp. (b)	24,600	405,648
Aica Kogyo Co. Ltd.	26,200	595,495
Aichi Financial Group, Inc. (b)	95,740	815,874
Aichi Steel Corp.	17,200	317,490
Aida Engineering Ltd.	37,200	263,450
Ain Holdings, Inc.	12,000	408,454
Airtrip Corp.	13,900	65,085
Aisan Industry Co. Ltd.	37,200	434,200
Akatsuki, Inc.	2,300	40,828
Akebono Brake Industry Co. Ltd. (a)	85,400	55,699
Akita Bank Ltd.	1,800	75,755
Alconix Corp. (b)	17,900	274,131
Altech Corp.	56,640	265,209
Amiyaki Tei Co. Ltd.	5,100	42,551
Amuse, Inc. (b)	9,300	103,228
Amvis Holdings, Inc. (b)	39,300	80,522
Anest Iwata Corp.	28,000	290,983
AnGes, Inc. (a)	85,600	24,754
Anicom Holdings, Inc.	55,100	414,627
Anritsu Corp.	26,300	711,366
Appier Group, Inc.	32,300	160,382
Arata Corp.	15,500	238,234
ARCHION Corp. (a) (b)	117,900	209,648
ARCLANDS Corp.	31,048	367,170
Arcs Co. Ltd.	29,500	616,228
ARE Holdings, Inc.	54,257	977,143
Arealink Co. Ltd.	16,700	84,361
Argo Graphics, Inc.	71,600	533,063
Ariake Japan Co. Ltd.	4,200	129,728
Arisawa Manufacturing Co. Ltd.	17,900	287,898
Artience Co. Ltd. (b)	24,800	658,434
As One Corp.	24,800	345,621
Asahi Yukizai Corp. (b)	14,000	618,489
Asanuma Corp.	79,500	410,891
ASKA Pharmaceutical Holdings Co. Ltd.	14,000	198,296
ASKUL Corp.	28,800	211,049
Astroscale Holdings, Inc. (a) (b)	65,400	473,222
Atom Corp. (a) (b)	18,400	42,229
Autobacs Seven Co. Ltd.	28,700	257,466
Avex, Inc.	22,400	165,390
Awa Bank Ltd.	39,265	1,749,138
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Axial Retailing, Inc.	46,600	$319,699
AZ-COM MARUWA Holdings, Inc.	21,900	107,799
Bando Chemical Industries Ltd.	32,700	443,243
Bank of Iwate Ltd.	32,400	408,676
Bank of Nagoya Ltd.	9,480	347,060
Bank of Saga Ltd.	14,000	453,961
Bank of the Ryukyus Ltd.	56,120	900,199
BASE, Inc. (b)	37,700	61,703
Belc Co. Ltd.	6,300	251,961
Bell System24 Holdings, Inc. (b)	19,400	161,503
Belluna Co. Ltd. (b)	29,900	174,221
BML, Inc.	18,700	414,213
Broadleaf Co. Ltd.	132,200	318,858
BRONCO BILLY Co. Ltd. (b)	16,400	221,997
Buffalo, Inc.	8,000	120,695
Bunka Shutter Co. Ltd.	49,000	578,262
Bushiroad, Inc. (b)	59,300	101,068
C Uyemura & Co. Ltd.	2,000	337,671
Can Do Co. Ltd. (b)	27,000	576,465
Casio Computer Co. Ltd.	86,000	1,015,173
Cawachi Ltd.	4,600	98,637
CCI Group, Inc.	183,700	1,152,893
Central Glass Co. Ltd.	21,469	583,867
Central Security Patrols Co. Ltd.	6,500	102,824
Change Holdings, Inc. (b)	22,800	126,678
Chiba Kogyo Bank Ltd. (b)	61,500	901,735
Chiyoda Co. Ltd. (b)	23,300	140,065
Chiyoda Corp. (a) (b)	121,500	500,877
Chiyoda Integre Co. Ltd.	5,600	109,915
Chofu Seisakusho Co. Ltd.	17,900	218,842
Chubu Shiryo Co. Ltd. (b)	14,000	158,757
Chudenko Corp.	9,400	312,900
Chugoku Marine Paints Ltd.	40,500	824,827
Citizen Watch Co. Ltd.	162,500	2,419,628
CKD Corp.	49,159	2,259,454
CMK Corp.	46,200	185,624
COLOPL, Inc.	40,900	92,357
Colowide Co. Ltd. (b)	91,400	1,036,176
Comforia Residential REIT, Inc.	435	276,484
Computer Engineering & Consulting Ltd.	13,900	179,860
Comture Corp.	17,900	141,416
Cosel Co. Ltd.	26,000	240,443
Cover Corp. (a) (b)	20,500	172,930
CRE Logistics REIT, Inc. (b)	457	394,787
CTS Co. Ltd. (b)	40,900	209,627
Cuorips, Inc. (a)	2,400	63,867
Curves Holdings Co. Ltd.	27,100	153,071
Cyber Security Cloud, Inc. (b)	2,500	27,073
CYBERDYNE, Inc. (a)	79,400	114,807
Cybozu, Inc. (b)	32,200	447,561
Dai Nippon Toryo Co. Ltd. (b)	14,000	114,998
Dai-Dan Co. Ltd.	43,500	768,694
Daido Metal Co. Ltd.	31,600	325,867
Daido Steel Co. Ltd.	30,400	515,785
Daiei Kankyo Co. Ltd.	8,800	204,941
Security Description	Shares	Value
Daihen Corp.	9,300	$1,032,856
Daiho Corp. (b)	93,200	432,955
Daiichikosho Co. Ltd.	23,400	246,490
Daiki Aluminium Industry Co. Ltd.	40,900	373,202
Daikokutenbussan Co. Ltd. (b)	3,700	96,868
Daikyonishikawa Corp.	22,600	139,195
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,200	227,195
Daio Paper Corp.	28,100	158,892
Daiseki Co. Ltd.	30,939	748,133
Daito Pharmaceutical Co. Ltd.	23,020	174,500
Daiwa Securities Living Investments Corp. REIT	264	161,624
Daiwabo Holdings Co. Ltd.	50,074	1,062,638
Datasection, Inc. (a) (b)	11,400	243,046
DCM Holdings Co. Ltd.	84,764	795,355
DeNA Co. Ltd.	64,100	966,479
Denka Co. Ltd. (b)	27,100	723,000
Denyo Co. Ltd.	9,400	208,792
Digital Arts, Inc.	8,100	184,652
Digital Garage, Inc.	20,584	240,384
Dip Corp. (b)	19,600	224,792
DKS Co. Ltd.	8,400	634,684
Doshisha Co. Ltd.	17,900	312,789
Doutor Nichires Holdings Co. Ltd.	50,152	837,178
DTS Corp.	188,948	1,162,578
Duskin Co. Ltd.	23,100	619,553
DyDo Group Holdings, Inc. (b)	8,200	134,560
Earth Corp.	9,400	271,257
EDION Corp.	73,705	1,022,188
eGuarantee, Inc.	28,100	297,728
Ehime Bank Ltd.	24,240	318,726
Eiken Chemical Co. Ltd. (b)	22,600	354,035
Eizo Corp.	24,700	378,118
en, Inc.	21,100	147,483
Enplas Corp.	4,200	327,679
eRex Co. Ltd. (b)	30,200	138,434
ES-Con Japan Ltd. (b)	40,900	271,283
Eslead Corp.	17,100	512,921
ESPEC Corp.	19,700	512,727
Eternal Hospitality Group Co. Ltd. (b)	17,900	301,004
euglena Co. Ltd. (b)	49,600	101,321
Exedy Corp.	20,900	745,854
FCC Co. Ltd.	39,728	828,660
Feed One Co. Ltd.	9,160	69,154
Ferrotec Corp.	40,578	2,379,378
FIDEA Holdings Co. Ltd.	15,410	184,892
Financial Partners Group Co. Ltd. (b)	31,700	301,347
Fixstars Corp. (b)	21,300	306,411
FP Corp.	9,000	143,701
Freee KK (a) (b)	38,400	471,598
Fronteo, Inc. (a)	22,100	82,539
Frontier Real Estate Investment Corp. REIT (b)	1,057	522,891
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Fudo Tetra Corp.	9,040	$151,404
Fuji Co. Ltd. (b)	22,600	276,442
Fuji Corp.	21,800	1,126,451
Fuji Kyuko Co. Ltd.	11,000	172,657
Fuji Pharma Co. Ltd.	7,000	85,839
Fuji Seal International, Inc.	14,500	252,573
Fujibo Holdings, Inc. (b)	21,800	570,066
Fujimi, Inc.	30,883	869,341
Fujita Kanko, Inc. (b)	22,595	264,286
Fujiya Co. Ltd.	200	2,893
Fukuda Corp.	8,000	181,634
Fukui Bank Ltd.	12,900	437,342
Fukuoka REIT Corp.	880	933,469
Fukuyama Transporting Co. Ltd.	5,600	190,543
FULLCAST Holdings Co. Ltd.	13,900	129,058
Funai Soken Holdings, Inc. (b)	50,200	329,261
Furukawa Co. Ltd.	17,838	388,534
Furuno Electric Co. Ltd. (b)	20,700	724,707
Fuso Chemical Co. Ltd.	53,700	1,486,848
Futaba Corp.	14,000	47,463
GA Technologies Co. Ltd.	14,900	123,032
Gakken Holdings Co. Ltd.	24,500	150,294
Galilei Co. Ltd.	20,300	411,558
GENDA, Inc. (a) (b)	37,800	139,780
Genki Global Dining Concepts Corp.	3,200	62,415
Genky DrugStores Co. Ltd. (b)	13,900	288,648
Geo Holdings Corp.	23,700	294,126
giftee, Inc. (a) (b)	9,300	56,936
Giken Ltd.	8,900	95,996
Global One Real Estate Investment Corp. REIT	517	347,371
GLOBERIDE, Inc.	15,700	225,369
Glory Ltd.	38,100	916,369
GNI Group Ltd. (a) (b)	19,300	338,203
Goldcrest Co. Ltd.	18,600	372,515
GREE Holdings, Inc.	54,500	126,085
G-Tekt Corp.	18,900	240,255
GungHo Online Entertainment, Inc.	19,300	260,065
Gunze Ltd.	18,400	437,570
H.U. Group Holdings, Inc.	32,197	652,756
H2O Retailing Corp.	74,300	1,304,964
Hamakyorex Co. Ltd.	32,400	362,027
Hankyu Hanshin REIT, Inc.	638	544,866
Hanwa Co. Ltd.	123,220	1,284,324
Happinet Corp. (b)	7,400	137,050
Harmonic Drive Systems, Inc.	21,600	1,035,311
Heiwa Real Estate Co. Ltd.	48,400	717,103
Heiwa Real Estate REIT, Inc.	673	556,123
Heiwado Co. Ltd.	20,800	323,534
Hennge KK (b)	8,800	61,672
Hibiya Engineering Ltd.	15,200	288,054
Hiday Hidaka Corp.	14,304	224,340
Hioki EE Corp. (b)	8,200	614,527
Hirano Tecseed Co. Ltd. (b)	13,900	157,196
Security Description	Shares	Value
Hirata Corp.	24,500	$451,786
HIS Co. Ltd.	21,500	129,245
Hochiki Corp. (b)	61,800	736,923
Hokkaido Electric Power Co., Inc. (b)	115,600	659,494
Hokuetsu Corp.	60,600	327,003
Hokuriku Electric Power Co. (b)	117,800	629,934
H-One Co. Ltd.	24,500	229,888
Hoosiers Holdings Co. Ltd. (b)	2,000	14,669
Hoshino Resorts REIT, Inc.	378	557,726
Hosiden Corp.	27,500	456,345
Hosokawa Micron Corp.	9,600	289,728
House Foods Group, Inc.	30,800	710,091
Hulic Reit, Inc.	267	255,131
Hyakugo Bank Ltd.	133,700	1,628,010
Hyakujushi Bank Ltd.	79,200	1,245,076
Ichibanya Co. Ltd. (b)	32,000	172,478
Ichigo Hotel REIT Investment Corp. (b)	270	191,878
Ichigo Office REIT Investment Corp.	1,026	587,729
Ichigo, Inc.	181,200	490,558
Ichikoh Industries Ltd.	37,400	115,289
Idec Corp.	18,000	361,052
Iino Kaiun Kaisha Ltd. (b)	79,480	681,711
Inaba Denki Sangyo Co. Ltd.	43,000	720,172
Inabata & Co. Ltd.	23,400	558,634
Infomart Corp. (b)	95,600	225,875
Insource Co. Ltd.	41,800	157,658
Intage Holdings, Inc. (b)	20,800	220,766
Iriso Electronics Co. Ltd.	9,400	168,538
Ishihara Sangyo Kaisha Ltd.	20,500	358,852
Ispace, Inc. (a)	47,900	132,331
Istyle, Inc. (b)	40,900	94,370
Itfor, Inc.	46,400	457,362
Itochu Enex Co. Ltd.	22,800	279,871
Itoki Corp.	32,900	535,024
Izumi Co. Ltd.	65,700	388,480
J Trust Co. Ltd.	65,500	328,860
Jaccs Co. Ltd.	15,000	325,335
Jade Group, Inc. (b)	4,100	38,723
JAFCO Group Co. Ltd. (b)	56,280	821,042
Japan Aviation Electronics Industry Ltd.	45,490	646,838
Japan Communications, Inc. (a) (b)	154,700	102,800
Japan Display, Inc. (a) (b)	512,110	176,454
Japan Excellent, Inc. REIT (b)	1,163	980,348
Japan Lifeline Co. Ltd.	33,000	262,944
Japan Logistics Fund, Inc. REIT	466	272,102
Japan Material Co. Ltd.	50,374	796,562
Japan Pulp & Paper Co. Ltd.	79,000	519,132
Japan Securities Finance Co. Ltd.	30,100	432,818
Japan Wool Textile Co. Ltd. (b)	25,900	271,709
JCR Pharmaceuticals Co. Ltd.	39,000	111,103
JCU Corp.	17,247	811,811
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
JINS Holdings, Inc.	6,600	$326,904
JMDC, Inc. (b)	25,000	442,547
Joshin Corp.	13,500	326,442
Joyful Honda Co. Ltd. (b)	53,100	739,365
JSP Corp.	8,100	124,148
Juki Corp.	39,000	124,061
Juroku Financial Group, Inc.	107,800	1,546,775
Justsystems Corp.	6,600	148,629
JVCKenwood Corp.	92,100	636,951
JX Advanced Metals Corp.	12,431	336,388
Kaga Electronics Co. Ltd.	43,600	1,128,060
Kameda Seika Co. Ltd. (b)	11,900	89,547
Kamei Corp.	22,800	477,674
Kanadevia Corp.	49,100	383,374
Kanamoto Co. Ltd.	21,600	705,713
Kaneka Corp.	26,900	942,928
Kanematsu Corp.	171,470	2,174,960
Kanto Denka Kogyo Co. Ltd.	24,000	524,965
Kasumigaseki Capital Co. Ltd. (b)	4,800	199,059
Katakura Industries Co. Ltd.	38,948	579,936
Katitas Co. Ltd.	15,900	323,332
Kato Sangyo Co. Ltd.	13,900	509,731
Kawada Technologies, Inc.	11,900	95,185
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	122,646
KeePer Technical Laboratory Co. Ltd. (b)	15,100	252,340
Keiyo Bank Ltd.	89,900	1,370,142
Kenko Mayonnaise Co. Ltd.	17,900	219,393
KH Neochem Co. Ltd. (b)	20,700	377,765
Kisoji Co. Ltd.	9,400	134,529
Kissei Pharmaceutical Co. Ltd.	26,500	666,882
Kitz Corp.	131,255	2,039,187
Kiyo Bank Ltd.	65,865	1,797,331
Koa Corp.	22,200	395,850
Kohnan Shoji Co. Ltd. (b)	14,000	362,221
KOMEDA Holdings Co. Ltd.	25,300	432,291
Komeri Co. Ltd.	9,400	205,611
Komori Corp.	55,736	513,378
Konica Minolta, Inc.	302,700	1,023,062
Konishi Co. Ltd.	33,000	300,102
Konoike Transport Co. Ltd.	17,900	298,141
Kosaido Holdings Co. Ltd. (b)	48,400	167,662
Koshidaka Holdings Co. Ltd. (b)	27,100	160,074
Kotobuki Spirits Co. Ltd.	37,500	574,296
Kourakuen Corp. (b)	8,000	53,260
K's Holdings Corp.	48,100	563,941
Kumagai Gumi Co. Ltd.	72,800	640,094
Kumiai Chemical Industry Co. Ltd.	56,200	247,934
Kura Sushi, Inc. (b)	35,800	353,980
Kurabo Industries Ltd. (b)	17,770	1,091,184
Kureha Corp. (b)	25,500	604,845
KYB Corp.	27,366	649,948
Kyoei Steel Ltd.	20,700	221,615
Kyokuto Kaihatsu Kogyo Co. Ltd.	20,500	267,153
Kyorin Pharmaceutical Co. Ltd.	37,200	264,594
Security Description	Shares	Value
Kyoritsu Maintenance Co. Ltd.	32,400	$605,637
Kyosan Electric Manufacturing Co. Ltd.	17,900	102,978
Lacto Japan Co. Ltd. (b)	7,400	149,343
LaSalle Logiport REIT	279	250,632
LEC, Inc.	19,400	110,414
Life Corp.	15,300	248,245
Lifedrink Co., Inc.	28,900	292,868
Lifenet Insurance Co. (a) (b)	68,700	656,882
Lintec Corp.	19,500	850,669
M&A Capital Partners Co. Ltd.	8,400	176,502
Maeda Kosen Co. Ltd. (b)	18,700	202,504
Makino Milling Machine Co. Ltd.	9,248	864,911
Mani, Inc.	15,600	165,479
Mars Group Holdings Corp.	17,900	324,353
Marudai Food Co. Ltd.	41,931	576,108
Marusan Securities Co. Ltd.	74,838	494,546
Matsuya Co. Ltd. (b)	32,900	352,836
Max Co. Ltd.	95,800	1,002,061
Maxell Ltd.	30,200	395,791
MEC Co. Ltd. (b)	19,100	1,276,271
Media Do Co. Ltd.	4,300	34,606
Medley, Inc. (a) (b)	9,300	115,703
Megachips Corp. (b)	17,219	1,114,560
Megmilk Snow Brand Co. Ltd.	22,900	512,177
Meidensha Corp.	30,649	1,842,429
Meiko Electronics Co. Ltd.	9,367	1,786,661
Meiko Network Japan Co. Ltd. (b)	31,400	133,502
Meisei Industrial Co. Ltd.	37,500	425,012
MEITEC Group Holdings, Inc.	32,700	625,128
Menicon Co. Ltd. (b)	60,600	618,584
Micronics Japan Co. Ltd.	7,600	778,120
Mie Kotsu Group Holdings, Inc.	60,600	196,127
Milbon Co. Ltd.	15,700	257,151
Mirai Corp. REIT	1,433	368,114
Mirait One Corp.	48,401	1,147,746
Miroku Jyoho Service Co. Ltd.	14,000	149,368
Mitsubishi Estate Logistics REIT Investment Corp.	1,081	794,828
Mitsubishi Kakoki Kaisha Ltd. (b)	10,000	224,581
Mitsubishi Pencil Co. Ltd. (b)	31,200	518,128
Mitsubishi Research Institute, Inc.	6,900	188,500
Mitsuboshi Belting Ltd.	18,000	437,471
Mitsui DM Sugar Co. Ltd.	28,300	559,818
Mitsui High-Tec, Inc.	55,700	326,609
Mitsui Matsushima Holdings Co. Ltd. Class C (b)	42,600	391,860
MIXI, Inc.	27,400	456,372
Miyaji Engineering Group, Inc. (b)	10,400	98,033
Miyazaki Bank Ltd.	20,900	273,137
Mizuno Corp.	23,400	482,326
Mochida Pharmaceutical Co. Ltd.	19,700	386,667
Monex Group, Inc.	108,407	416,219
Monogatari Corp. (b)	17,500	511,998
Mori Hills REIT Investment Corp. Class C,	669	529,355
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mori Trust Reit, Inc.	1,591	$727,342
Morinaga & Co. Ltd.	19,700	315,030
Morinaga Milk Industry Co. Ltd.	154,400	1,204,135
Morita Holdings Corp.	25,500	380,166
MOS Food Services, Inc. (b)	17,900	401,449
Muninova Holdings, Inc.	142,676	384,508
m-up Holdings, Inc.	38,800	170,932
Musashi Seimitsu Industry Co. Ltd.	31,300	752,047
Musashino Bank Ltd.	41,740	645,394
Nachi-Fujikoshi Corp.	17,900	653,112
Nagaileben Co. Ltd.	17,900	192,629
Nagano Keiki Co. Ltd.	28,400	789,835
Nakanishi, Inc.	30,800	566,633
Namura Shipbuilding Co. Ltd.	25,600	558,388
NANKAI Co. Ltd.	45,800	801,306
Nanto Bank Ltd.	47,400	514,174
Neturen Co. Ltd.	67,083	529,565
Nextage Co. Ltd.	38,340	961,301
NexTone, Inc.	4,200	34,138
Nichicon Corp.	47,300	1,207,783
Nichiha Corp.	20,600	385,953
Nichireki Group Co. Ltd.	14,000	180,292
Nihon M&A Center Holdings, Inc. (b)	216,400	847,758
Nihon Nohyaku Co. Ltd. (b)	40,900	251,905
Nihon Parkerizing Co. Ltd.	66,100	689,368
Nihon Tokushu Toryo Co. Ltd.	14,000	202,258
Nihon Trim Co. Ltd.	1,500	41,301
Nikkiso Co. Ltd.	76,640	1,909,811
Nippn Corp.	30,500	526,584
Nippon Carbide Industries Co., Inc.	19,800	437,360
Nippon Carbon Co. Ltd. (b)	17,971	511,956
Nippon Ceramic Co. Ltd.	13,900	320,720
Nippon Chemical Industrial Co. Ltd. (b)	8,100	232,247
Nippon Coke & Engineering Co. Ltd. (a) (b)	438,672	256,415
Nippon Densetsu Kogyo Co. Ltd.	27,900	751,038
Nippon Kayaku Co. Ltd.	53,600	657,282
Nippon Light Metal Holdings Co. Ltd.	40,790	682,908
Nippon Paper Industries Co. Ltd.	50,600	397,266
Nippon Parking Development Co. Ltd. Class C	288,291	445,230
NIPPON REIT Investment Corp. (b)	1,549	797,731
Nippon Sheet Glass Co. Ltd. (a)	51,100	150,918
Nippon Shinyaku Co. Ltd.	19,100	471,962
Nippon Shokubai Co. Ltd.	31,000	397,407
Nippon Signal Co. Ltd.	38,400	370,001
Nippon Soda Co. Ltd.	32,800	713,416
Nippon Thompson Co. Ltd.	64,300	856,542
Nippon Yakin Kogyo Co. Ltd. (b)	8,600	247,113
Nipro Corp.	53,300	517,012
Nishimatsu Construction Co. Ltd.	27,583	900,849
Nishimatsuya Chain Co. Ltd. (b)	27,953	335,212
Security Description	Shares	Value
Nishio Holdings Co. Ltd.	18,100	$436,561
Nissan Shatai Co. Ltd.	25,900	150,914
Nissei ASB Machine Co. Ltd.	4,700	262,003
Nissha Co. Ltd.	28,100	235,831
Nisshin Oillio Group Ltd.	35,700	404,391
Nisshinbo Holdings, Inc.	86,700	1,320,305
Nitta Corp. (b)	13,900	504,599
Nittetsu Mining Co. Ltd. (b)	32,600	461,545
Nitto Boseki Co. Ltd. (b)	87,150	2,313,812
Nitto Kogyo Corp.	26,000	762,283
Nittoku Co. Ltd. (b)	9,400	168,075
Noevir Holdings Co. Ltd.	4,000	108,045
Nohmi Bosai Ltd.	21,100	530,989
Nomura Co. Ltd.	50,900	339,177
Nomura Micro Science Co. Ltd.	9,100	275,478
Noritake Co. Ltd.	35,000	878,634
Noritsu Koki Co. Ltd. (b)	32,900	408,100
Noritz Corp. (b)	18,600	261,390
North Pacific Bank Ltd.	178,900	1,226,240
NPR-RIKEN Corp.	14,900	354,795
NS United Kaiun Kaisha Ltd. (b)	10,000	395,631
NSD Co. Ltd.	46,006	697,768
NTN Corp.	240,500	588,357
NTT UD REIT Investment Corp.	992	831,321
Nxera Pharma Co. Ltd. (a) (b)	40,900	249,137
Obara Group, Inc. (b)	8,900	332,946
Ogaki Kyoritsu Bank Ltd.	10,000	446,701
Ohsho Food Service Corp. (b)	23,700	415,598
Oiles Corp.	17,900	304,418
Oisix ra daichi, Inc. (b)	15,300	141,680
Oita Bank Ltd.	76,900	1,140,311
Okabe Co. Ltd.	22,100	121,157
Okamoto Industries, Inc.	6,360	205,837
Okamura Corp.	65,668	923,655
Okasan Securities Group, Inc.	102,682	605,889
Oki Electric Industry Co. Ltd.	56,200	1,208,546
Okinawa Electric Power Co., Inc.	45,777	254,622
Okinawa Financial Group, Inc.	27,000	1,054,915
OKUMA Corp.	26,400	751,269
Okumura Corp.	16,800	580,932
One REIT, Inc.	549	253,008
Open Up Group, Inc. (b)	47,777	563,535
Optex Group Co. Ltd.	21,200	544,593
Optorun Co. Ltd.	17,900	411,912
Oriental Shiraishi Corp.	113,000	234,309
Osaka Organic Chemical Industry Ltd.	24,700	905,781
Osaka Soda Co. Ltd.	62,900	729,141
Osaka Steel Co. Ltd. (a)	6,400	89,704
OSAKA Titanium Technologies Co. Ltd. (b)	22,300	373,210
Osaki Electric Co. Ltd. (b)	16,000	146,291
OSG Corp. (b)	31,300	699,471
Oyo Corp. (b)	22,700	387,447
Pacific Metals Co. Ltd.	7,399	98,517
Pack Corp. (b)	32,900	273,281
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PALTAC Corp.	4,900	$200,191
Pasona Group, Inc. (b)	14,000	129,039
Pharma Foods International Co. Ltd. (b)	13,900	47,467
Pigeon Corp. (b)	64,600	822,977
PILLAR Corp. (b)	18,500	1,225,934
Pilot Corp. (b)	49,800	517,687
Piolax, Inc.	15,900	153,008
PKSHA Technology, Inc. (a) (b)	13,900	227,925
Plus Alpha Consulting Co. Ltd.	23,600	388,142
Press Kogyo Co. Ltd.	186,710	896,070
Prestige International, Inc.	65,300	259,151
Prima Meat Packers Ltd.	18,200	264,279
Procrea Holdings, Inc.	5,930	135,731
Qol Holdings Co. Ltd. (b)	14,000	160,394
QPS Holdings, Inc. (a)	7,400	88,695
Quants Research Institute Holdings, Inc. (b)	15,800	84,967
Raito Kogyo Co. Ltd.	44,614	1,117,237
Raiznext Corp.	37,500	519,382
Relo Group, Inc.	32,900	404,051
Rengo Co. Ltd.	43,900	382,884
RENOVA, Inc. (a)	55,900	338,788
ReproCELL, Inc. (a) (b)	49,900	38,072
Restar Corp.	14,000	360,929
Retail Partners Co. Ltd.	14,000	115,859
Rheon Automatic Machinery Co. Ltd.	14,000	126,282
Ricoh Leasing Co. Ltd. (b)	7,700	289,949
Rigaku Holdings Corp.	46,900	721,427
Riken Keiki Co. Ltd.	31,136	707,876
Riken Technos Corp. (b)	56,000	580,588
Riken Vitamin Co. Ltd.	14,000	263,590
Ringer Hut Co. Ltd. (b)	17,900	239,878
Riso Kagaku Corp.	21,900	131,245
Rock Field Co. Ltd. (b)	11,600	93,785
Royal Holdings Co. Ltd. (b)	35,800	268,954
RS Technologies Co. Ltd.	9,400	421,055
Ryobi Ltd.	16,400	261,855
Ryoyo Ryosan Holdings, Inc. (b)	16,873	278,647
S Foods, Inc.	17,900	290,982
Sagami Holdings Corp.	25,900	261,191
Saizeriya Co. Ltd. (b)	18,100	603,612
Sakai Chemical Industry Co. Ltd. (b)	26,953	769,493
Sakai Moving Service Co. Ltd.	8,400	150,350
Sakata INX Corp. (b)	26,700	389,349
Sakata Seed Corp.	19,500	501,523
Sakura Internet, Inc. (b)	8,700	158,235
Sala Corp.	45,900	303,035
San-A Co. Ltd.	24,400	482,670
San-Ai Obbli Co. Ltd.	36,800	473,232
SanBio Co. Ltd. (a) (b)	24,100	147,988
Sangetsu Corp.	29,600	540,367
San-In Godo Bank Ltd.	92,800	1,301,284
Sanken Electric Co. Ltd. (a)	15,318	1,072,095
Security Description	Shares	Value
Sanki Engineering Co. Ltd. (b)	85,700	$1,561,873
Sankyo Tateyama, Inc.	31,800	122,485
Sanoh Industrial Co. Ltd.	46,800	271,830
Sansan, Inc.	74,000	707,104
Santec Holdings Corp.	500	81,803
Sanyo Chemical Industries Ltd. (b)	5,400	162,141
Sanyo Denki Co. Ltd.	15,300	613,789
Sanyo Trading Co. Ltd.	63,000	302,353
Sato Corp.	30,840	450,859
Sawai Group Holdings Co. Ltd.	46,800	485,205
SBI ARUHI Corp.	17,900	86,237
Seikagaku Corp.	25,300	111,614
Seiko Group Corp.	23,600	1,170,380
Seikoh Giken Co. Ltd.	900	170,558
Seiren Co. Ltd.	46,812	944,737
Sekisui Jushi Corp.	18,000	285,187
Sekisui Kasei Co. Ltd.	25,900	84,142
Senshu Ikeda Holdings, Inc.	162,060	975,202
Septeni Holdings Co. Ltd. (b)	19,200	52,570
Seria Co. Ltd.	21,500	480,864
Shibaura Machine Co. Ltd. (b)	9,300	257,499
Shibaura Mechatronics Corp.	17,200	488,934
Shibuya Corp.	17,900	487,906
Shikoku Bank Ltd.	24,000	443,747
Shikoku Electric Power Co., Inc.	111,500	1,008,491
Shikoku Kasei Holdings Corp. (b)	53,800	1,166,867
Shima Seiki Manufacturing Ltd. (b)	24,145	127,615
Shimadaya Corp.	4,000	40,240
Shinagawa Refra Co. Ltd. (b)	32,900	389,679
Shin-Etsu Polymer Co. Ltd.	25,500	376,714
Shinmaywa Industries Ltd.	26,000	320,751
Ship Healthcare Holdings, Inc.	34,700	462,453
Shizuoka Gas Co. Ltd.	31,400	241,888
Shochiku Co. Ltd. (b)	16,993	1,099,931
Shoei Co. Ltd.	21,300	232,364
Shoei Foods Corp.	7,200	182,741
Siix Corp.	24,400	195,770
Simplex Holdings, Inc.	55,000	317,090
Sinfonia Technology Co. Ltd.	20,180	1,977,957
Sinko Industries Ltd.	50,500	389,334
Sintokogio Ltd.	39,800	293,128
SMS Co. Ltd.	26,800	368,381
Sodick Co. Ltd. (b)	28,800	341,471
Sotetsu Holdings, Inc.	44,600	681,932
Sourcenext Corp. (a) (b)	25,500	16,161
S-Pool, Inc.	30,400	48,071
St. Marc Holdings Co. Ltd.	9,400	145,229
Star Asia Investment Corp. REIT	2,655	898,477
Starts Corp., Inc.	28,100	784,086
Starts Proceed Investment Corp. REIT	251	291,424
Starzen Co. Ltd.	32,900	242,916
Stella Chemifa Corp. (b)	7,200	291,500
Sumida Corp.	22,000	185,313
Sumiseki Holdings, Inc.	16,500	53,401
Sumitomo Osaka Cement Co. Ltd.	22,679	847,157
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sumitomo Seika Chemicals Co. Ltd. (b)	12,200	$95,483
Sumitomo Warehouse Co. Ltd. (b)	46,726	1,073,814
Sun Corp. (b)	5,300	279,797
Sun Frontier Fudousan Co. Ltd.	24,000	358,689
Sun-Wa Technos Corp. (b)	23,700	531,527
SWCC Corp.	16,700	1,384,089
Synspective, Inc. (a)	42,700	323,682
Syuppin Co. Ltd. (b)	23,700	157,927
T Hasegawa Co. Ltd.	15,900	312,081
Tachi-S Co. Ltd.	23,200	303,052
Tadano Ltd.	75,200	585,776
Taihei Dengyo Kaisha Ltd.	37,500	588,602
Taikisha Ltd.	23,900	730,125
Takamatsu Construction Group Co. Ltd.	7,900	174,502
Takaoka Toko Co. Ltd.	1,900	87,679
Takara Holdings, Inc. (b)	79,500	1,095,953
Takara Standard Co. Ltd.	32,600	621,812
Takasago International Corp. (b)	110,100	758,049
Takeuchi Manufacturing Co. Ltd.	24,800	1,078,825
Takuma Co. Ltd.	40,900	910,986
Tamron Co. Ltd.	93,500	664,467
Tamura Corp. (b)	55,100	317,666
Tanseisha Co. Ltd.	26,300	220,562
Tayca Corp.	14,000	203,292
TechMatrix Corp.	28,900	304,248
Teijin Ltd.	49,200	492,227
Teikoku Corp.	3,600	69,109
Teikoku Sen-I Co. Ltd. (b)	17,900	375,016
Terra Drone Corp. (a)	1,300	61,591
TerraSky Co. Ltd. (b)	3,000	41,624
Timee, Inc. (a) (b)	30,700	287,497
TKC Corp.	21,900	460,166
TKP Corp. (a)	21,700	229,384
Toa Corp.	39,400	502,061
TOA ROAD Corp.	74,400	707,263
Toagosei Co. Ltd. (b)	145,188	1,554,836
TOBISHIMA HOLDINGS, Inc.	13,910	169,034
TOC Co. Ltd. (b)	84,560	498,437
Tocalo Co. Ltd.	37,500	748,731
Toho Bank Ltd.	90,000	429,718
Tokai Carbon Co. Ltd. (b)	144,200	1,521,187
TOKAI Holdings Corp.	50,500	357,019
Tokai Rika Co. Ltd.	22,200	404,046
Tokai Tokyo Financial Holdings, Inc.	135,800	630,015
Tokushu Tokai Paper Co. Ltd. (b)	15,600	179,300
Tokuyama Corp.	29,100	875,372
Tokyo Kiraboshi Financial Group, Inc.	75,200	832,856
Tokyo Steel Manufacturing Co. Ltd.	56,275	583,439
Tokyotokeiba Co. Ltd.	8,900	263,947
Tokyu Construction Co. Ltd.	40,900	294,938
Tokyu REIT, Inc.	748	850,978
Security Description	Shares	Value
Tomoe Engineering Co. Ltd.	8,400	$92,567
TOMONY Holdings, Inc.	107,580	581,174
Topre Corp.	27,700	450,461
Topy Industries Ltd. (b)	25,198	420,160
Torex Semiconductor Ltd.	22,000	349,103
Tosei REIT Investment Corp. (b)	237	195,841
Totetsu Kogyo Co. Ltd.	14,000	363,083
Towa Bank Ltd. (b)	31,400	281,301
Towa Corp. (b)	15,600	320,591
Towa Pharmaceutical Co. Ltd.	9,400	220,649
Toyo Corp.	5,668	67,831
Toyo Engineering Corp.	8,400	104,247
Toyo Gosei Co. Ltd.	2,000	203,784
Toyo Kanetsu KK	15,000	224,919
Toyo Tanso Co. Ltd. (b)	8,300	375,868
Toyobo Co. Ltd.	42,778	420,344
TPR Co. Ltd. (b)	39,600	339,655
Transcosmos, Inc.	14,000	309,675
TRE Holdings Corp. (b)	47,339	608,176
Tri Chemical Laboratories, Inc. (b)	28,995	621,736
Trusco Nakayama Corp.	25,200	352,591
TS Tech Co. Ltd.	26,500	283,221
TSI Holdings Co. Ltd. (b)	79,500	564,975
Tsubaki Nakashima Co. Ltd. (a)	30,400	73,136
Tsubakimoto Chain Co.	63,600	999,443
Tsuburaya Fields Holdings, Inc.	16,200	138,352
Tsugami Corp.	40,900	2,020,778
Tsukishima Holdings Co. Ltd. (b)	30,700	492,636
Tsukuba Bank Ltd. (b)	121,300	455,271
Tsurumi Manufacturing Co. Ltd.	35,800	509,934
UACJ Corp.	86,800	1,362,417
UBE Corp. (b)	39,000	763,083
Uchida Yoko Co. Ltd.	35,200	430,349
Umios Corp.	91,506	736,440
Union Tool Co. (b)	7,200	997,656
Unipres Corp.	20,900	155,343
United Arrows Ltd.	13,900	203,721
United Super Markets Holdings, Inc.	38,700	190,494
Universal Entertainment Corp. (a) (b)	17,900	69,386
Ushio, Inc.	17,300	477,726
UT Group Co. Ltd.	566,600	603,118
V Technology Co. Ltd. (b)	3,872	216,799
Valor Holdings Co. Ltd.	37,400	896,311
Valqua Ltd. (b)	10,476	462,807
ValueCommerce Co. Ltd.	17,900	50,112
Vector, Inc.	20,900	224,914
Vision, Inc. (b)	18,600	110,896
Vital KSK Holdings, Inc.	31,500	293,438
VT Holdings Co. Ltd.	92,800	256,374
Wacom Co. Ltd.	85,200	404,179
Wakachiku Construction Co. Ltd.	3,800	76,456
Wakita & Co. Ltd.	17,900	190,427
Warabeya Nichiyo Holdings Co. Ltd.	17,900	290,101
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
WATAMI Co. Ltd.	19,300	$111,032
WDB Holdings Co. Ltd.	7,500	80,249
West Holdings Corp. (b)	18,400	269,787
World Co. Ltd.	19,000	186,697
World Holdings Co. Ltd.	9,000	135,893
W-Scope Corp. (a)	23,200	25,124
YAKUODO Holdings Co. Ltd.	7,700	78,978
YAMABIKO Corp. (b)	25,500	592,293
Yamae Group Holdings Co. Ltd.	9,400	164,836
Yamagata Bank Ltd. (b)	15,600	338,348
Yamaichi Electronics Co. Ltd.	19,300	1,130,509
YA-MAN Ltd. (b)	13,900	64,401
Yamanashi Chuo Bank Ltd.	25,400	965,833
Yamashin-Filter Corp.	33,000	101,320
Yamazen Corp.	55,800	577,141
Yellow Hat Ltd.	44,200	478,646
Yodoko Ltd. (b)	108,000	854,564
Yokogawa Bridge Holdings Corp.	21,400	373,949
Yokowo Co. Ltd.	23,500	883,464
Yorozu Corp. (b)	10,000	51,131
Yoshinoya Holdings Co. Ltd. (b)	32,900	634,012
Yuasa Co. Ltd.	9,400	305,959
Yurtec Corp.	37,200	552,306
Zacros Corp.	30,600	259,260
Zenrin Co. Ltd.	51,265	273,161
ZERIA Pharmaceutical Co. Ltd.	25,400	318,975
ZIGExN Co. Ltd. (b)	40,900	95,880
Zojirushi Corp. (b)	26,800	219,974
		319,857,333
MALAYSIA — 0.1%
Frencken Group Ltd.	242,100	561,522
MALTA — 0.0% *
Kambi Group PLC (a) (b)	13,861	228,006
MEXICO — 0.1%
Borr Drilling Ltd. (a) (b)	174,223	719,541
MOROCCO — 0.2%
Aya Gold & Silver, Inc. (a)	69,926	1,323,850
NETHERLANDS — 1.1%
Alfen NV (a) (b) (d)	34,021	611,449
AMG Critical Materials NV	25,734	963,266
Argo Properties NV (a)	2,331	104,445
Basic-Fit NV (a) (d)	24,112	898,692
Brunel International NV (b)	20,765	156,451
Corbion NV	32,047	737,916
Eurocommercial Properties NV REIT	1,595	49,783
Flow Traders Ltd. (a)	21,550	636,156
ForFarmers NV	11,748	83,544
Fugro NV (b)	41,335	446,591
Havas NV	28,070	547,176
Koninklijke Heijmans NV Dutch Certificate	14,632	1,907,079
NSI NV REIT (b)	19,162	378,569
Pharming Group NV (a) (b)	456,356	627,146
Security Description	Shares	Value
Pharvaris NV (a)	23,720	$820,238
PostNL NV (b)	265,078	278,667
Sligro Food Group NV	8,154	105,344
TKH Group NV Dutch Certificate	7,155	357,152
TomTom NV (a)	52,853	280,501
		9,990,165
NEW ZEALAND — 0.3%
Air New Zealand Ltd.	319,129	79,876
Channel Infrastructure NZ Ltd.	202,029	367,757
Fletcher Building Ltd. (a) (b)	454,408	876,281
Gentrack Group Ltd. (a)	41,017	89,797
Ryman Healthcare Ltd. (a)	227,309	292,229
Summerset Group Holdings Ltd. (b)	104,059	514,987
		2,220,927
NORWAY — 1.6%
Aker Solutions ASA	102,200	459,593
Bluenord ASA	5,072	255,509
BW Offshore Ltd.	128,758	569,916
DNO ASA	412,648	681,387
Elkem ASA (a) (d)	118,441	382,774
Elmera Group ASA (d)	72,427	340,342
Europris ASA (d)	101,603	906,629
FLEX LNG Ltd. (a) (b)	33,377	936,559
Grieg Seafood ASA	33,637	92,935
Hexagon Composites ASA (a)	71,900	62,087
Kid ASA (d)	16,405	197,944
Kitron ASA	207,810	2,240,748
LINK Mobility Group Holding ASA (a)	140,682	359,400
MPC Container Ships ASA	251,207	643,535
NEL ASA (a)	789,842	188,770
Norbit ASA	25,309	432,751
Norconsult Norge AS	59,671	217,084
Norwegian Air Shuttle ASA	293,638	437,393
Odfjell Drilling Ltd.	35,733	302,605
Opera Ltd. ADR (b)	19,419	385,079
Pexip Holding ASA	42,790	339,881
PhotoCure ASA (a)	17,673	105,908
SATS ASA	71,492	303,437
SFL Corp. Ltd.	73,768	752,434
SpareBank 1 Nord Norge	46,485	718,731
Stolt-Nielsen Ltd.	7,035	207,236
TGS ASA	65,894	858,343
Zaptec ASA	82,976	402,910
		13,781,920
PORTUGAL — 0.1%
Altri SGPS SA (b)	144,626	785,417
Mota-Engil SGPS SA (b)	46,939	250,295
		1,035,712
SINGAPORE — 1.3%
AEM Holdings Ltd.	198,624	1,632,358
AIMS APAC REIT	478,356	591,727
CapitaLand China Trust REIT (b)	1,116,034	560,843
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Capitaland India Trust	638,500	$503,514
CDL Hospitality Trusts REIT (b)	831,880	498,440
Digital Core REIT Management Pte. Ltd.	300,600	151,803
ESR-REIT	307,441	556,196
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,331,411	—
Far East Hospitality Trust REIT	520,400	229,331
Guan Chao Holdings Ltd. (a)	520,000	347,460
Hyflux Ltd. (a) (b) (c)	33,300	—
IGG, Inc.	506,000	209,703
Jinhai Medical Technology Ltd. (a)	1,785,000	853,571
Lendlease Global Commercial REIT	2,266,744	998,913
Manulife U.S. Real Estate Investment Trust (a)	3,490,955	181,530
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd. (b)	277,100	259,222
Parkway Life Real Estate Investment Trust	157,500	493,158
Prestige Biopharm Ltd. (a)	13,713	57,178
Prime U.S. REIT	552,770	88,996
Propnex Ltd. (b)	177,600	255,391
Raffles Medical Group Ltd.	603,574	426,974
Singapore Post Ltd. (b)	1,180,900	310,415
Starhill Global REIT	1,263,007	532,173
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	766,014	1,569,397
Yangzijiang Maritime Development Ltd. (b)	344,500	157,142
		11,465,435
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Karooooo Ltd.	6,093	300,750
Scatec ASA (a) (d)	67,213	660,210
		960,960
SOUTH KOREA — 11.0%
Advanced Nano Products Co. Ltd.	4,379	144,714
Advanced Process Systems Corp.	9,463	134,374
Ahnlab, Inc.	3,447	116,806
Air Busan Co. Ltd. (a)	27,379	27,250
Amorepacific Holdings Corp.	9,896	139,245
Ananti, Inc. (a)	25,303	66,307
APAM Corp. (a) (c)	6,724	—
APRILBIO Co. Ltd. (a)	6,821	178,527
Aprogen, Inc. (a)	5,578	9,001
AptaBio Therapeutics, Inc. (a)	13,338	39,688
Asiana Airlines, Inc. (a)	18,551	88,007
BGF Co. Ltd.	33,821	84,700
BGF retail Co. Ltd.	4,050	302,711
BH Co. Ltd.	19,557	268,241
BHI Co. Ltd. (a)	11,179	393,967
Binex Co. Ltd. (a)	19,044	89,977
Security Description	Shares	Value
Binggrae Co. Ltd.	4,859	$201,034
Bioneer Corp. (a)	11,500	50,771
BNC Korea, Inc.	21,211	37,033
Boditech Med, Inc.	12,292	81,323
Boryung	32,153	174,535
BSJ Holdings, Inc. (a)	33,459	2,160
Bukwang Pharmaceutical Co. Ltd.	26,827	74,111
Cafe24 Corp. (a)	15,641	179,498
Caregen Co. Ltd.	8,402	373,651
Chabiotech Co. Ltd. (a)	43,433	304,449
Cheryong Electric Co. Ltd.	3,500	115,665
Chong Kun Dang Pharmaceutical Corp.	6,194	264,663
CJ CGV Co. Ltd. (a)	60,073	168,862
CJ ENM Co. Ltd. (a)	3,281	67,344
CJ Logistics Corp.	5,357	256,215
Clobot Co. Ltd. (a)	13,249	268,093
CMG Pharmaceutical Co. Ltd. (a)	55,990	35,633
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uSCorp	8,015	134,765
Cosmax, Inc.	6,667	666,571
Cosmecca Korea Co. Ltd.	3,453	153,784
CosmoAM&T Co. Ltd. (a)	14,868	376,666
Cosmochemical Co. Ltd. (a)	17,791	126,431
CS Wind Corp.	13,375	367,331
Cuckoo Homesys Co. Ltd.	7,911	107,740
Curiox Biosystems Co. Ltd. (a)	7,329	228,721
D&D PharmaTech, Inc. (a)	17,410	983,267
Daea TI Co. Ltd. (a)	40,015	71,414
Daeduck Electronics Co. Ltd.	16,018	1,588,049
Daejoo Electronic Materials Co. Ltd.	6,277	394,212
Daesang Corp.	20,154	219,192
Daewon Cable Co. Ltd. (a)	16,974	112,956
Daewon Pharmaceutical Co. Ltd.	14,642	74,188
Daewoo Engineering & Construction Co. Ltd. (a)	69,649	846,955
Daewoong Co. Ltd.	25,164	274,493
Daewoong Pharmaceutical Co. Ltd.	4,746	345,236
Daishin Securities Co. Ltd. Preference Shares	64,863	822,667
D'Alba Global Co. Ltd.	5,131	766,686
Danal Co. Ltd. (a)	28,729	79,829
Daou Technology, Inc.	22,551	518,180
Dawonsys Co. Ltd. (a)	27,584	45,045
DB HiTek Co. Ltd.	12,193	1,134,855
Dentium Co. Ltd.	6,344	162,562
Devsisters Co. Ltd. (a)	5,453	57,546
DI Dong Il Corp.	8,929	128,809
DIO Corp. (a)	5,702	45,747
DL E&C Co. Ltd.	8,405	347,744
DL Holdings Co. Ltd. (a)	9,896	276,255
DN Automotive Corp.	3,315	81,736
Dong-A Socio Holdings Co. Ltd.	5,420	283,717
Dong-A ST Co. Ltd.	6,088	133,407
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dongjin Semichem Co. Ltd.	25,798	$970,776
DongKook Pharmaceutical Co. Ltd.	19,413	240,203
Dongkuk CM Co. Ltd.	9,535	29,449
Dongkuk Steel Mill Co. Ltd.	18,878	107,349
Dongsuh Cos., Inc.	30,974	471,817
Dongsung Finetec Co. Ltd.	11,598	129,956
Dongwha Enterprise Co. Ltd. (a)	6,986	29,941
Dongwha Pharm Co. Ltd.	36,800	119,001
Dongwon Industries Co. Ltd.	2,032	42,167
Doosan Fuel Cell Co. Ltd. (a)	15,395	556,458
Doosan Tesna, Inc.	7,252	544,380
DoubleUGames Co. Ltd.	9,369	385,210
Dreamtech Co. Ltd.	41,841	135,302
Duk San Neolux Co. Ltd. (a)	6,063	128,359
E Investment&Development Co. Ltd. (a)	546	12
Eco&Dream Co. Ltd. (a)	9,825	54,981
Ecopro HN Co. Ltd.	5,316	108,941
E-MART, Inc.	11,097	590,197
EM-Tech Co. Ltd. (a)	17,610	45,750
Enchem Co. Ltd. (a)	9,557	169,328
ENF Technology Co. Ltd.	25,672	760,566
Enplus Co. Ltd. (a)	3,648	1,203
Eoflow Co. Ltd. (a)	15,898	15,290
Eone Diagnomics Genome Center Co. Ltd. (a)	31,927	8,552
E-TRON Co. Ltd. (a)	2,003	6
Eubiologics Co. Ltd. (a)	16,883	94,261
Eugene Corp.	57,624	129,248
Eugene Investment & Securities Co. Ltd.	134,218	373,381
Eugene Technology Co. Ltd.	5,086	609,611
F&F Co. Ltd.	4,467	222,586
Fadu, Inc. (a)	13,892	784,580
Fine M-Tec Co. Ltd. (a)	14,082	57,171
Foosung Co. Ltd. (a)	50,631	655,232
FutureChem Co. Ltd. (a)	10,940	68,847
G2GBIO, Inc. (a)	7,117	190,408
Gaon Cable Co. Ltd.	1,139	171,662
GC Cell Corp. (a)	6,348	61,378
GC Corp.	17,555	116,142
GemVax & Kael Co. Ltd. (a)	12,982	103,484
GeneOne Life Science, Inc. (a)	53,903	18,579
Genexine, Inc. (a)	21,130	34,437
Genomictree, Inc. (a)	11,334	81,056
GI Innovation, Inc. (a)	34,778	231,883
GOLFZON Co. Ltd.	2,133	55,001
Gradiant Corp.	6,654	37,881
Grand Korea Leisure Co. Ltd.	18,349	122,224
Gravity Co. Ltd. ADR	1,564	105,023
GS Engineering & Construction Corp.	47,100	763,061
GS P&L Co. Ltd.	1,719	40,609
GS Retail Co. Ltd.	7,133	108,194
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
Security Description	Shares	Value
HAESUNG DS Co. Ltd.	19,068	$867,678
Han Kuk Carbon Co. Ltd.	18,907	325,835
Hana Micron, Inc.	7,955	255,959
Hana Tour Service, Inc.	6,620	134,169
Hanall Biopharma Co. Ltd. (a)	18,856	759,449
Hancom, Inc.	13,333	159,208
Handsome Co. Ltd.	13,860	187,418
Hanil Cement Co. Ltd.	13,469	118,320
Hanjin Logistics Corp.	5,323	53,632
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hankook & Co. Co. Ltd.	17,514	267,916
Hanon Systems (a)	100,166	247,942
Hansae Co. Ltd.	11,741	61,384
Hansol Chemical Co. Ltd.	4,611	866,069
Hansol Paper Co. Ltd.	30,490	123,983
Hanwha General Insurance Co. Ltd. (a)	54,987	209,400
Hanwha Investment & Securities Co. Ltd. (a)	105,578	332,210
Hanwha Life Insurance Co. Ltd. (a)	38,747	113,543
Harim Holdings Co. Ltd.	77,695	487,443
HD Construction Equipment Co. Ltd.	12,886	1,038,000
HD Hyundai Energy Solutions Co. Ltd. (a)	1,398	125,335
HDC Holdings Co. Ltd.	18,717	251,284
HFR, Inc. (a)	4,546	57,716
HJ Shipbuilding & Construction Co. Ltd. (a)	11,696	152,117
HK inno N Corp.	15,025	392,766
HL Holdings Corp.	3,061	76,066
HL Mando Co. Ltd.	10,525	332,876
HLB Global Co. Ltd. (a)	30,876	32,783
Hlb Pharma Ceutical Co. Ltd. (a)	14,974	122,746
HLB Therapeutics Co. Ltd. (a)	32,301	48,161
Homecast Co. Ltd. (a)	22,120	22,944
Hotel Shilla Co. Ltd. (a)	7,120	216,684
HPSP Co. Ltd.	18,588	647,875
HS Hyosung Advanced Materials Corp.	3,618	373,873
HS Industries Co. Ltd.	43,115	69,572
Humasis Co. Ltd. (a)	11,373	16,920
Humedix Co. Ltd.	1,373	23,617
Huons Co. Ltd.	5,605	95,509
Huons Global Co. Ltd.	2,893	44,068
HVM Co. Ltd. (a)	3,151	117,758
Hyosung Chemical Corp. (a)	1,903	55,703
Hyosung TNC Corp.	3,337	585,854
HYULIM A-TECH Co. Ltd. (a)	1,338	1,926
Hyulim ROBOT Co. Ltd. (a)	56,133	298,545
Hyundai Bioland Co. Ltd.	27,903	61,955
Hyundai Bioscience Co. Ltd. (a)	56,268	298,537
HYUNDAI Corp.	2,842	41,640
Hyundai Department Store Co. Ltd.	5,096	637,123
Hyundai GF Holdings	28,794	294,017
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hyundai Green Food	14,771	$157,883
Hyundai Home Shopping Network Corp.	1,981	111,625
Hyundai Marine & Fire Insurance Co. Ltd. (a)	7,137	160,540
Hyundai Movex Co. Ltd.	4,751	81,263
Il Dong Pharmaceutical Co. Ltd.	11,316	123,437
Iljin Electric Co. Ltd.	11,794	580,831
Ilyang Pharmaceutical Co. Ltd.	8,635	43,863
iM Financial Group Co. Ltd.	116,899	1,268,361
InBody Co. Ltd.	10,494	391,501
Innocean Worldwide, Inc.	14,041	163,130
Innox Advanced Materials Co. Ltd.	7,448	119,703
Insun ENT Co. Ltd. (a)	47,159	95,426
Intellian Technologies, Inc.	4,298	215,552
Interojo Co. Ltd.	5,208	53,146
iNtRON Biotechnology, Inc. (a)	16,249	26,744
Inventage Lab, Inc. (a)	7,052	179,793
IPARK Hyundai Development Co.	17,675	204,894
IS Dongseo Co. Ltd.	6,371	90,057
ISC Co. Ltd.	2,506	293,577
ISU Specialty Chemical (a)	10,592	488,819
Jahwa Electronics Co. Ltd. (a)	28,799	528,840
Jeju Air Co. Ltd. (a)	25,446	75,551
Jeju Semiconductor Corp. (a)	23,287	1,561,685
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	15,167	48,605
Jin Air Co. Ltd. (a)	27,158	99,391
Joongang Advanced Materials Co. Ltd. (a)	27,802	17,855
Jusung Engineering Co. Ltd.	18,286	2,372,353
JW Pharmaceutical Corp.	8,434	139,904
KC Co. Ltd.	7,724	177,982
KEPCO Plant Service & Engineering Co. Ltd.	18,343	524,492
KG Dongbusteel	22,946	77,755
KG Eco Solution Co. Ltd.	13,458	45,083
Kginicis Co. Ltd.	19,760	120,399
KH FEELUX Co. Ltd. (a)	3,435	701
KH Vatec Co. Ltd.	8,544	59,284
KINX, Inc.	5,854	401,653
KMW Co. Ltd. (a)	18,369	225,152
Koh Young Technology, Inc.	28,498	587,692
Kolmar BNH Co. Ltd.	34,939	181,539
Kolmar Korea Co. Ltd.	11,079	711,522
Kolon Industries, Inc.	11,317	439,736
KoMiCo Ltd.	6,044	366,705
Komipharm International Co. Ltd. (a)	19,013	95,353
KONA I Co. Ltd.	7,936	233,834
Korea Circuit Co. Ltd.	1,841	113,481
Korea Electric Terminal Co. Ltd.	7,281	326,618
Korea Electronic Power Industrial Development Co. Ltd.	28,453	213,402
Korea Line Corp. (a)	112,316	134,333
Korea Petrochemical Ind Co. Ltd.	3,201	234,708
Korea United Pharm, Inc.	9,081	102,281
Security Description	Shares	Value
Korean Reinsurance Co.	108,461	$929,686
Kukdo Chemical Co. Ltd.	2,799	63,232
Kumho Tire Co., Inc. (a)	64,502	203,169
L&C Bio Co. Ltd.	7,881	459,848
LabGenomics Co. Ltd. (a)	23,433	10,557
Lake Materials Co. Ltd.	19,306	180,935
LB Semicon, Inc. (a)	12,446	36,391
LEMON Co. Ltd. (a)	1,684	2,478
LF Corp.	2,844	40,752
LIG Accuver Co. Ltd.	5,733	99,540
Lotte Chemical Corp.	3,697	152,719
Lotte Chilsung Beverage Co. Ltd.	3,383	215,518
Lotte Energy Materials Corp. (a)	10,867	311,778
LOTTE Fine Chemical Co. Ltd.	17,202	489,091
Lotte Shopping Co. Ltd.	1,841	201,651
Lotte Tour Development Co. Ltd. (a)	26,108	240,471
Lotte Wellfood Co. Ltd.	2,353	144,737
LS Materials Ltd.	21,546	205,683
Lunit, Inc. (a)	47,228	348,731
LX International Corp.	28,794	683,934
LX Semicon Co. Ltd.	6,128	162,367
Magnachip Semiconductor Corp. (a)	28,692	135,713
Mcnex Co. Ltd.	5,927	72,610
Medipost Co. Ltd. (a)	16,716	96,457
MedPacto, Inc. (a)	20,736	42,093
Medytox, Inc.	3,489	180,384
MegaStudyEdu Co. Ltd.	5,856	147,033
Mirae Asset Life Insurance Co. Ltd. (a)	41,665	564,749
Misto Holdings Corp.	32,108	859,018
Miwon Commercial Co. Ltd.	1,166	87,903
Modetour Network, Inc. (a)	8,489	46,080
Myoung Shin Industrial Co. Ltd.	12,892	61,660
Namhae Chemical Corp.	25,095	92,812
Namsun Aluminum Co. Ltd. (a)	39,575	26,540
Naturecell Co. Ltd. (a)	35,129	527,173
Neowiz	11,468	129,240
NEPES Corp. (a)	12,446	206,456
NEXTIN, Inc.	4,286	136,522
NHN Corp.	19,919	452,558
NHN KCP Corp.	17,183	142,295
NICE Holdings Co. Ltd.	5,942	42,878
NICE Information Service Co. Ltd.	33,404	296,244
NKGen Biotech Korea Co. Ltd. (a) (c)	39,090	12,742
NongShim Co. Ltd.	1,226	265,490
OCI Holdings Co. Ltd.	9,737	1,348,084
OliX Pharmaceuticals, Inc. (a)	10,547	1,059,261
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	15,488	240,422
Orum Therapeutics, Inc. (a)	12,405	474,005
Oscotec, Inc. (a)	15,313	358,288
Otoki Corp.	1,554	303,919
Pan Ocean Co. Ltd.	90,112	275,402
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Paradise Co. Ltd.	30,919	$275,403
Park Systems Corp.	2,370	380,136
Partron Co. Ltd.	8,016	29,905
Pearl Abyss Corp. (a)	20,466	478,196
People & Technology, Inc.	10,518	250,170
Pharmicell Co. Ltd.	46,886	392,205
PI Advanced Materials Co. Ltd.	10,946	141,656
POLUS BioPharm, Inc. (a) (c)	21,662	—
Posco M-Tech Co. Ltd.	26,805	219,900
Power Logics Co. Ltd. (a)	16,859	35,474
Prestige Biologics Co. Ltd. (a)	13,667	19,584
Proteina Co. Ltd. (a)	3,475	63,363
PSK, Inc.	11,038	1,397,116
Qurient Co. Ltd. (a)	5,625	78,423
RFHIC Corp.	6,019	245,531
Robotis Co. Ltd. (a)	5,632	945,149
S&S Tech Corp.	5,451	195,621
Sam-A Aluminum Co. Ltd.	4,381	118,058
Sambu Engineering & Construction Co. Ltd. (a)	76,746	17,189
Samjin Pharmaceutical Co. Ltd.	12,480	151,680
Samsung Pharmaceutical Co. Ltd. (a)	48,086	41,373
Samwha Capacitor Co. Ltd.	3,860	376,209
Samyang Biopharmaceuticals Corp. (a)	4,710	149,724
Samyang Holdings Corp.	4,502	157,496
Sang-A Frontec Co. Ltd.	4,090	42,265
Satrec Initiative Co. Ltd.	4,976	289,702
SD Biosensor, Inc.	49,720	204,746
SeAH Besteel Holdings Corp.	8,703	195,485
Sebang Global Battery Co. Ltd.	2,844	94,720
Seegene, Inc.	18,848	361,315
Seers Co. Ltd. (a)	7,140	180,885
Seobu T&D	20,695	128,901
Seojin System Co. Ltd. (a)	19,830	671,965
Seoul Semiconductor Co. Ltd. (a)	29,154	209,063
SFA Engineering Corp.	24,014	360,373
SFA Nexel Co. Ltd. (a)	32,242	185,007
SFA Semicon Co. Ltd. (a)	32,855	125,330
SGC Energy Co. Ltd.	4,926	127,180
Shin Poong Pharmaceutical Co. Ltd. (a)	17,415	94,646
Shinsegae International, Inc.	6,792	55,588
Shinsegae, Inc.	3,851	1,876,657
Shinsung Delta Tech Co. Ltd.	7,896	163,598
SIMMTECH Co. Ltd.	9,720	932,914
SK Chemicals Co. Ltd.	4,745	120,822
SK Discovery Co. Ltd.	4,843	159,110
SK Eternix Co. Ltd. (a)	15,780	526,577
SK IE Technology Co. Ltd. (a) (d)	22,114	231,374
SK Networks Co. Ltd.	92,680	601,197
SK oceanplant Co. Ltd. (a)	11,908	116,290
SK Securities Co. Ltd. (a)	188,392	304,603
SL Corp.	8,076	295,559
Solid, Inc.	17,886	125,836
Security Description	Shares	Value
SOLUM Co. Ltd.	18,052	$187,593
Solus Advanced Materials Co. Ltd.	21,560	123,295
Songwon Industrial Co. Ltd.	18,707	121,469
Soop Co. Ltd.	6,145	195,142
Soulbrain Co. Ltd.	1,112	262,335
Soulbrain Holdings Co. Ltd.	5,209	129,107
SPG Co. Ltd.	3,315	171,816
ST Pharm Co. Ltd.	9,694	827,178
STIC Investments, Inc. (a)	17,855	79,058
Sung Kwang Bend Co. Ltd.	6,284	113,163
Sungshin Cement Co. Ltd.	18,598	96,993
Synopex, Inc. (a)	45,760	178,102
Taekwang Industrial Co. Ltd.	471	247,463
Taesung Co. Ltd. (a)	10,698	294,155
TCC Steel	12,302	82,977
TechWing, Inc.	19,708	681,823
TES Co. Ltd.	2,567	344,630
TKG Huchems Co. Ltd.	25,633	251,482
Tokai Carbon Korea Co. Ltd.	2,022	355,641
TomoCube, Inc. (a)	7,087	166,505
ToolGen, Inc. (a)	1,555	37,387
Tovis Co. Ltd.	9,873	102,534
TSE Co. Ltd.	2,914	459,868
TY Holdings Co. Ltd. (a)	25,219	28,160
Unid Co. Ltd.	4,087	165,664
Union Semiconductor Equipment & Materials Co. Ltd.	62,003	430,215
Unison Co. Ltd. (a)	210,548	154,517
UTI, Inc. (a)	4,877	12,875
Value Added Technology Co. Ltd.	4,114	49,125
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,893	32,630
VM, Inc. (a)	1,161	81,906
Voronoi, Inc. (a)	5,313	640,249
VT Co. Ltd. (a)	12,039	89,595
Vuno, Inc. (a)	7,579	37,521
Webzen, Inc.	13,919	103,856
Wellbiotec Co. Ltd. (a)	54,639	388
Wemade Co. Ltd.	11,229	140,100
WiSoL Co. Ltd.	6,658	27,675
Won Tech Co. Ltd.	48,462	186,741
WONIK IPS Co. Ltd.	19,372	2,101,874
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	87,631	268,102
Woori Technology, Inc. (a)	106,039	835,007
YG Entertainment, Inc.	7,028	188,935
Young Poong Corp.	7,410	188,921
Youngone Corp.	6,045	283,268
Yuanta Securities Korea Co. Ltd.	91,872	264,770
Yungjin Pharmaceutical Co. Ltd. (a)	55,983	42,964
Zinus, Inc.	5,019	29,383
		95,452,731
SPAIN — 0.8%
Abengoa SA Class B (a) (c)	12,105,124	—
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Amper SA (a) (b)	1,256,994	$298,203
Atalaya Mining Copper SA	43,547	471,918
Atresmedia Corp. de Medios de Comunicacion SA (b)	61,934	337,760
Audax Renovables SA (a) (b)	96,312	138,963
Befesa SA (d)	19,783	675,144
eDreams ODIGEO SA (a) (b)	34,033	182,877
Ence Energia y Celulosa SA (a) (b)	65,599	171,898
Faes Farma SA (b)	242,500	1,272,579
Global Dominion Access SA (b) (d)	51,325	174,866
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	143,556	197,281
Neinor Homes SA (b) (d)	29,158	548,383
Obrascon Huarte Lain SA (a)	211,362	110,337
Pharma Mar SA (a) (b)	7,503	647,224
Prosegur Cash SA (b) (d)	250,320	181,159
Solaria Energia y Medio Ambiente SA (a)	54,203	1,233,519
Talgo SA (a) (b) (d)	47,339	143,154
Tubacex SA (b)	98,411	376,920
		7,162,185
SWEDEN — 4.6%
AcadeMedia AB (d)	61,983	645,566
Addnode Group AB	60,695	257,125
AFRY AB	50,212	541,646
Alimak Group AB (d)	48,352	593,524
Alleima AB (b)	113,722	1,042,259
Altra Fastigheter AB	41,679	297,579
Ambea AB (d)	31,816	491,467
Apotea AB (b)	39,800	305,137
AQ Group AB	13,754	312,366
Arjo AB Class B (b)	138,243	351,101
Atea ASA	17,251	301,245
Attendo AB (d)	58,491	741,551
BHG Group AB (a) (b)	52,334	117,774
BICO Group AB (a)	45,489	75,955
BioGaia AB Class B	64,058	773,741
Bonava AB Class B (a) (b)	216,695	205,765
BoneSupport Holding AB (a) (d)	30,472	665,600
Boozt AB (a) (b) (d)	24,002	367,043
Bravida Holding AB (d)	116,572	1,488,745
Bufab AB	134,758	1,765,556
Byggmax Group AB	37,655	182,086
Cellavision AB (b)	20,251	284,991
Cibus Real Estate AB publ (b)	52,610	802,347
Cint Group AB (a) (b)	133,398	81,460
Cloetta AB Class B	131,851	670,007
Coor Service Management Holding AB (d)	52,341	273,383
Creades AB Class A (b)	23,790	196,280
Dios Fastigheter AB	83,321	552,279
Dometic Group AB (a) (d)	112,196	288,659
Duni AB (b)	20,189	165,006
Dustin Group AB (a) (d)	206,447	34,770
Security Description	Shares	Value
Dynavox Group AB (b)	47,404	$286,291
Electrolux AB Class B (a) (b)	226,569	717,996
Electrolux Professional AB Class B	98,395	430,560
Elekta AB Class B (b)	92,002	469,794
Embracer Group AB (a) (b)	66,973	436,792
Eolus AB Class B	13,064	58,516
Fagerhult Group AB	42,999	76,418
Granges AB	60,980	1,081,216
Hansa Biopharma AB (a)	36,645	134,037
Haypp Group AB (a)	13,793	196,673
Hexatronic Group AB (a) (b)	86,958	353,739
Hoist Finance AB (d)	87,937	1,623,693
Humana AB	15,703	104,653
Instalco AB (b)	162,163	640,733
Intellego Technologies AB (a) (b)	16,564	79,670
Intrum AB (a) (b) (e)	50,798	17,541
Intrum AB (a) (b) (e)	914,364	290,801
INVISIO AB (b)	20,805	440,686
Inwido AB (b)	37,093	551,519
JM AB (b)	26,682	364,466
KNOW IT AB (b)	27,179	221,293
Lindab International AB (b)	41,538	559,239
Medcap AB (a)	4,890	265,010
MEKO AB (b)	17,686	140,163
Mildef Group AB (b)	24,449	466,464
MIPS AB (b)	12,673	338,099
Modern Times Group MTG AB Class B (a)	59,635	754,207
NCAB Group AB	142,768	1,239,133
NCC AB Class B (b)	47,991	945,623
New Wave Group AB Class B (b)	105,419	992,849
Nobia AB (a)	25,304	35,166
Nolato AB Class B	101,953	512,496
Note AB (a)	20,612	335,648
NP3 Fastigheter AB (b)	21,891	602,796
Ovzon AB (a)	34,800	158,140
OW Bunker AS (a) (c)	983	—
Paradox Interactive AB (b)	18,323	250,096
Platzer Fastigheter Holding AB Class B	49,988	353,805
PowerCell Sweden AB (a) (b)	41,352	98,443
Ratos AB Class B	114,574	393,509
RaySearch Laboratories AB (b)	25,001	568,313
Re:NewCell AB (a) (b) (c)	21,307	—
Rvrc Holding AB	20,814	121,295
Samhallsbyggnadsbolaget i Norden AB (a) (b)	1,173,038	427,732
Scandi Standard AB	34,746	522,008
Scandic Hotels Group AB (d)	31,761	296,175
Sdiptech AB Class B (a)	16,153	405,905
Sedana Medical AB (a)	57,059	48,816
Sivers Semiconductors AB (a)	127,533	832,154
SkiStar AB	25,866	425,214
Smart Eye AB (a)	12,903	125,188
Stillfront Group AB (a) (b)	264,552	116,502
Storskogen Group AB Class B	724,154	638,545
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Storytel AB	29,913	$284,197
Surgical Science Sweden AB (a) (b)	35,234	115,552
Svolder AB Class B (b)	65,376	355,989
SwedenCare AB (b)	50,009	129,697
Synsam AB	45,147	251,901
Troax Group AB	17,717	188,188
Truecaller AB Class B	126,070	183,540
Verve Group Media SE (a) (b)	25,964	42,387
Vestum AB (a)	100,043	166,426
Viaplay Group AB (a) (b)	1,191,578	150,453
Vimian Group AB (a) (b)	77,886	234,990
Vitec Software Group AB Class B (b)	19,556	461,109
Vitrolife AB (b)	23,128	209,697
VNV Global AB (a) (b)	75,952	129,488
Xvivo Perfusion AB (a) (b)	13,991	375,285
Zinzino AB Class B (b)	15,685	216,682
		39,913,414
SWITZERLAND — 1.2%
ADC Therapeutics SA (a)	78,102	83,569
Arbonia AG (a) (b)	24,245	107,001
Ascom Holding AG	47,431	342,804
Autoneum Holding AG	2,108	282,234
Basilea Pharmaceutica Ag Allschwil (a)	4,229	279,959
Bystronic AG (b)	317	55,961
Cicor Technologies Ltd. (a) (b)	1,471	222,843
Coltene Holding AG (b)	2,725	172,962
Comet Holding AG	3,381	1,714,286
DocMorris AG (a) (b)	48,220	523,656
Forbo Holding AG (b)	289	266,554
Idorsia Ltd. (a) (b)	79,279	674,705
Implenia AG	9,799	866,136
Intershop Holding AG	2,191	468,811
Komax Holding AG (a) (b)	3,887	206,481
Kongsberg Automotive ASA (a)	1,161,907	234,131
Kuros Biosciences AG (a) (b)	14,556	348,269
Leonteq AG (a) (b)	4,351	90,186
Medmix AG (b) (d)	16,209	158,744
Meyer Burger Technology AG (a)	165	7
Mobilezone Holding AG	25,983	437,425
Oculis Holding AG (a) (b)	23,577	327,013
Orior AG (a) (b)	7,782	141,815
Rieter Holding AG (a) (b)	44,915	165,372
Schweiter Technologies AG (b)	411	150,307
SEALSQ Corp. (a) (b)	101,100	318,465
Sensirion Holding AG (a) (d)	4,813	481,509
TORM PLC Class A	21,233	547,550
Vetropack Holding AG (b)	7,147	159,659
Zehnder Group AG	3,416	264,252
		10,092,666
THAILAND — 0.0% *
Valeura Energy, Inc. (a)	48,183	353,201
Security Description	Shares	Value
TURKEY — 0.1%
Eldorado Gold Corp. (b)	17,233	$536,151
UNITED KINGDOM — 6.5%
4imprint Group PLC	16,781	819,631
AG Barr PLC	71,809	603,302
Alfa Financial Software Holdings PLC (d)	80,553	165,289
AO World PLC (a)	190,256	231,053
Arqit Quantum, Inc. (a) (b)	4,228	125,656
Ashmore Group PLC (b)	68,887	183,958
ASOS PLC (a) (b)	31,220	119,338
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	194,087	97,270
Auction Technology Group PLC (a) (b)	62,292	339,306
Autolus Therapeutics PLC ADR (a) (b)	84,409	135,054
Avon Technologies PLC	19,631	447,108
Bicycle Therapeutics PLC ADR (a)	30,829	130,715
Bodycote PLC	99,865	880,104
Breedon Group PLC	38,153	149,688
Bytes Technology Group PLC (b)	125,249	628,375
Capita PLC (a) (b)	60,697	221,137
Card Factory PLC	237,176	211,225
Ceres Power Holdings PLC (a)	76,395	516,609
Chemring Group PLC	119,851	814,449
Clarkson PLC	17,961	993,121
Close Brothers Group PLC (a)	59,181	318,276
CLS Holdings PLC REIT (b)	186,928	115,491
CMC Markets PLC (d)	126,337	767,978
Coats Group PLC	673,399	696,692
Compass Pathways PLC ADR (a) (b)	81,279	1,150,098
Costain Group PLC	375,709	1,034,718
Crest Nicholson Holdings PLC (b)	146,029	140,130
Currys PLC	569,261	1,205,860
Custodian Property Income REIT PLC	144,884	168,452
DiscoverIE Group PLC	69,842	626,639
Domino's Pizza Group PLC (b)	125,781	302,333
Dr. Martens PLC	198,361	181,923
Ecora Royalties PLC	207,260	377,418
Elementis PLC	311,251	635,360
Endava PLC ADR (a) (b)	22,429	63,474
EnQuest PLC	841,334	245,665
Essentra PLC	174,007	184,530
Evoke PLC (a) (b)	154,474	95,849
FDM Group Holdings PLC	70,872	97,451
Firstgroup PLC	315,680	786,856
Forterra PLC (d)	231,554	415,510
Funding Circle Holdings PLC (a) (d)	103,739	204,053
Future PLC	51,239	205,517
Galliford Try Holdings PLC	39,550	276,112
Genuit Group PLC	127,822	469,935
Global Ship Lease, Inc. Class A	8,736	328,474
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Goodwin PLC (b)	1,746	$379,123
Great Portland Estates PLC REIT	211,476	931,862
Gym Group PLC (a) (d)	188,468	527,804
Halfords Group PLC	101,647	310,970
Hays PLC	1,141,818	472,526
Helical PLC REIT	85,071	216,562
Hilton Food Group PLC	62,643	428,186
Hollywood Bowl Group PLC	88,351	321,889
Hunting PLC	81,220	477,550
Ibstock PLC (b) (d)	244,783	298,410
Immunocore Holdings PLC ADR (a) (b)	34,287	1,088,612
IntegraFin Holdings PLC	188,754	888,106
IP Group PLC (a)	556,423	483,725
J D Wetherspoon PLC (b)	91,445	828,352
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	306,571	665,682
Kainos Group PLC	42,461	432,253
Keller Group PLC	63,350	2,231,516
Kier Group PLC	212,815	616,325
Lancashire Holdings Ltd.	151,031	1,293,942
Lb-shell PLC (a) (c)	571	—
Living REIT PLC (d)	276,221	279,360
Luceco PLC (d)	112,551	406,322
Marshalls PLC	118,597	236,112
Marston's PLC (a)	641,127	433,126
Mears Group PLC	33,702	182,502
Mereo Biopharma Group PLC ADR (a)	134,772	42,817
Metro Bank Holdings PLC (a)	161,226	350,511
Mobico Group PLC (a)	634,846	211,492
Molten Ventures PLC (a)	70,476	542,995
MONY Group PLC	319,420	785,155
Moonpig Group PLC	151,936	482,767
Morgan Advanced Materials PLC	202,822	573,386
NCC Group PLC	228,343	365,500
Ninety One PLC	113,488	318,124
On the Beach Group PLC (b) (d)	88,331	204,931
OXB (a) (b)	39,676	328,598
Oxford Instruments PLC	24,766	1,001,898
Pagegroup PLC	196,449	277,163
Paratus Energy Services Ltd.	59,049	275,687
PayPoint PLC	35,195	267,896
Pensana PLC (a) (b)	143,449	175,352
Petrofac Ltd. (a) (b) (c)	216,401	—
Pets at Home Group PLC	164,307	386,867
Picton Property Income Ltd. REIT	457,455	431,689
Pinewood Technologies Group PLC (a) (b)	48,439	171,013
Playtech PLC (a) (b)	111,809	472,797
PZ Cussons PLC	228,234	315,646
Raspberry PI Holdings PLC (a)	68,408	747,238
Reach PLC	154,413	107,186
Regional REIT Ltd. (d)	83,858	103,176
S4 Capital PLC (b)	197,363	82,514
Sabre Insurance Group PLC (d)	137,226	316,912
Security Description	Shares	Value
Safestore Holdings PLC REIT	23,051	$187,544
Savills PLC	61,231	694,036
Schroder Real Estate Investment Trust Ltd.	661,626	404,385
Senior PLC	475,521	1,817,668
Silence Therapeutics PLC ADR (a) (b)	9,532	104,661
Spire Healthcare Group PLC (d)	156,485	446,543
SSP Group PLC	332,151	827,470
SThree PLC	51,677	108,644
Supermarket Income REIT PLC (b)	1,005,445	1,173,005
Synthomer PLC (a) (b)	109,504	115,981
Telecom Plus PLC	21,611	213,116
THG PLC (a) (b)	385,587	153,940
Trainline PLC (a) (d)	228,747	619,353
Travis Perkins PLC (b)	75,890	556,505
Treatt PLC	23,419	94,647
Trustpilot Group PLC (a) (d)	220,682	760,368
TT Electronics PLC (a)	59,958	91,994
Vanquis Banking Group PLC (a)	203,276	314,584
Vertical Aerospace Ltd. (a) (b)	53,418	92,947
Vesuvius PLC	112,623	669,665
Victrex PLC (b)	51,210	390,818
Volution Group PLC	107,385	870,838
Watches of Switzerland Group PLC (a) (d)	122,214	1,150,058
WH Smith PLC	54,150	282,451
Workspace Group PLC REIT (b)	81,296	373,766
XPS Pensions Group PLC	113,086	461,537
Zigup PLC	125,789	757,968
		56,411,801
UNITED STATES — 1.7%
Access Bio, Inc. KDR (a)	19,766	29,216
Cenntro, Inc. (a) (b)	2	7
Civeo Corp. (a) (b)	9,496	332,360
Curaleaf Holdings, Inc. (a) (b)	109,142	1,177,772
DHT Holdings, Inc.	72,016	1,190,424
Dole PLC	33,100	454,132
Encore Energy Corp. (a) (b)	126,920	166,265
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (e)	93,213	296,417
Fiverr International Ltd. (a) (b)	28,898	298,227
Hecla Mining Co.	7,688	118,626
IMAX Corp. (a) (b)	40,139	1,599,941
Impro Precision Industries Ltd. (d)	75,000	76,798
Inmode Ltd. (a)	55,881	816,980
Keel Infrastructure Corp. (a)	42,087	240,879
MeiraGTx Holdings PLC (a) (b)	21,301	287,777
Navigator Holdings Ltd.	10,927	203,570
NioCorp Developments Ltd. (a) (b)	67,732	326,468
Nordic American Tankers Ltd.	112,861	625,250
Oatly Group AB ADR (a) (b)	10,118	94,603
Paysafe Ltd. (a) (b)	13,836	103,355
Perpetua Resources Corp. (a)	37,379	775,639
PolyPeptide Group AG (a) (d)	6,950	405,377
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PureTech Health PLC (a)	95,343	$173,871
Riskified Ltd. Class A (a)	112,672	567,867
Sims Ltd.	66,049	1,261,111
Stratasys Ltd. (a)	35,912	307,407
TAT Technologies Ltd. (a)	6,577	315,666
UroGen Pharma Ltd. (a)	25,821	950,213
Vobile Group Ltd. (a) (b)	866,000	253,990
Zymeworks, Inc. (a)	42,050	1,099,187
		14,549,395
VIETNAM — 0.0% *
XP Power Ltd. (a)	13,071	336,907
TOTAL COMMON STOCKS (Cost $854,712,306)		861,038,178
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.0% *
GUERNSEY — 0.0% *
Cordiant Digital Infrastructure Ltd. (d) (Cost $191,121)	162,207	270,188
RIGHTS — 0.0% *
SOUTH KOREA — 0.0% *
LB Semicon, Inc. (expiring 07/30/2026) (a)	2,571	672
SPAIN — 0.0% *
Tubacex SA (expiring 07/01/26) (a) (b)	96,896	5,891
TOTAL RIGHTS (Cost $5,536)		6,563
WARRANTS — 0.0%
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c) (Cost $0)	19,800	—
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	1,583,520	1,583,520
State Street Navigator Securities Lending Portfolio II (h) (i)	67,622,211	67,622,211
TOTAL SHORT-TERM INVESTMENTS (Cost $69,205,731)		69,205,731
TOTAL INVESTMENTS — 107.1% (Cost $924,114,694)		930,520,660
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(61,837,286)
NET ASSETS — 100.0%		$868,683,374

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $341,705,
representing less than 0.05% of the Fund's net assets.

(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
KDR	Korean Depositary Receipts
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$859,990,808	$705,665	$341,705	$861,038,178
Mutual Funds and Exchange Traded Products	270,188	—	—	270,188
Rights	—	6,563	—	6,563
Warrants	—	—	0 (a)	0
Short-Term Investments	69,205,731	—	—	69,205,731
TOTAL INVESTMENTS	$929,466,727	$712,228	$341,705	$930,520,660

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	895,796	$895,796	$46,791,058	$46,103,334	$—	$—	1,583,520	$1,583,520	$46,959
State Street Navigator Securities Lending Portfolio II	75,098,760	75,098,760	137,685,544	145,162,093	—	—	67,622,211	67,622,211	1,104,452
Total		$75,994,556	$184,476,602	$191,265,427	$—	$—		$69,205,731	$1,151,411
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 8.5%
Centuria Industrial REIT (a)	313,291	$659,826
Charter Hall Long Wale REIT	395,230	999,426
Dexus REIT	640,689	2,396,894
GPT Group REIT	1,144,229	3,868,483
Lendlease Corp. Ltd. Stapled Security	392,054	877,316
Region Group REIT	686,176	1,107,642
Scentre Group REIT	3,119,834	8,343,085
Vicinity Ltd. REIT	2,356,035	4,211,234
Waypoint REIT Ltd. (a)	390,100	656,735
		23,120,641
BELGIUM — 2.7%
Aedifica SA REIT	49,860	4,024,585
Cofinimmo SA REIT	4,524	428,524
Warehouses De Pauw CVA REIT	113,770	2,869,416
		7,322,525
BRAZIL — 0.9%
Allos SA	211,845	1,148,460
Iguatemi SA	73,747	358,622
Multiplan Empreendimentos Imobiliarios SA	169,400	957,957
		2,465,039
CANADA — 2.8%
Boardwalk Real Estate Investment Trust	14,008	639,308
Canadian Apartment Properties REIT	44,856	1,102,786
Dream Industrial Real Estate Investment Trust	82,348	812,017
First Capital Real Estate Investment Trust	62,168	1,013,968
Granite Real Estate Investment Trust	17,750	1,198,555
H&R Real Estate Investment Trust	77,477	599,611
RioCan Real Estate Investment Trust	85,051	1,360,216
SmartCentres Real Estate Investment Trust	42,372	905,230
		7,631,691
CHILE — 1.4%
Parque Arauco SA	430,145	1,802,924
Plaza SA	460,132	1,896,227
		3,699,151
CHINA — 0.5%
Wharf Holdings Ltd.	566,000	1,306,368
FINLAND — 0.4%
Lumo Kodit OYJ	117,052	992,986
FRANCE — 6.8%
Covivio SA REIT	32,671	2,002,108
Gecina SA REIT	31,192	2,622,926
Klepierre SA REIT	131,940	5,517,984
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	72,787	$8,525,621
		18,668,639
GERMANY — 1.5%
Aroundtown SA (b)	504,960	1,340,539
LEG Immobilien SE	45,140	2,851,373
		4,191,912
HONG KONG — 4.8%
Hang Lung Properties Ltd.	1,057,548	929,158
Hysan Development Co. Ltd.	356,000	749,947
Link REIT	1,552,452	7,225,725
Swire Properties Ltd.	584,600	1,531,192
Wharf Real Estate Investment Co. Ltd.	961,000	2,620,001
		13,056,023
ISRAEL — 3.2%
Amot Investments Ltd.	144,533	898,890
Azrieli Group Ltd.	22,273	3,022,361
Mega Or Holdings Ltd. REIT	14,126	2,844,686
Melisron Ltd.	14,246	1,997,199
		8,763,136
JAPAN — 25.6%
Activia Properties, Inc. REIT	1,263	1,065,419
Advance Residence Investment Corp. REIT	1,704	1,576,875
AEON REIT Investment Corp.	1,030	779,511
Comforia Residential REIT, Inc.	1,268	805,934
Daiwa House REIT Investment Corp.	2,712	2,010,743
Daiwa Office Investment Corp. REIT	408	820,895
Daiwa Securities Living Investments Corp. REIT	1,425	872,404
Frontier Real Estate Investment Corp. REIT (a)	1,535	759,354
Global One Real Estate Investment Corp. REIT	654	439,420
GLP J-Reit	2,866	2,422,940
Hoshino Resorts REIT, Inc.	350	516,413
Hulic Co. Ltd. (a)	403,690	4,215,117
Hulic Reit, Inc.	731	698,504
Industrial & Infrastructure Fund Investment Corp. REIT	1,510	1,318,376
Invincible Investment Corp. REIT (a)	4,567	1,680,398
Japan Excellent, Inc. REIT (a)	694	585,005
Japan Hotel REIT Investment Corp.	3,526	1,720,423
Japan Logistics Fund, Inc. REIT	1,640	957,613
Japan Metropolitan Fund Invest REIT	4,297	2,963,813
Japan Prime Realty Investment Corp. REIT (a)	2,418	1,388,090
Japan Real Estate Investment Corp. REIT	4,355	3,102,963
KDX Realty Investment Corp. REIT	2,413	2,299,792
LaSalle Logiport REIT	1,038	932,460
Leopalace21 Corp.	131,800	528,741
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp.	887	$652,186
Mitsui Fudosan Accommodations Fund, Inc. REIT	1,504	1,128,058
Mitsui Fudosan Co. Ltd.	1,646,200	15,183,226
Mitsui Fudosan Logistics Park, Inc. REIT	1,923	1,275,492
Mori Hills REIT Investment Corp. Class C,	923	730,336
Mori Trust Reit, Inc. (a)	1,509	689,855
Nippon Building Fund, Inc. REIT (a)	5,266	4,079,307
Nippon Prologis REIT, Inc.	4,260	2,275,145
NIPPON REIT Investment Corp. (a)	1,092	562,378
Nomura Real Estate Master Fund, Inc. REIT	2,581	2,410,680
NTT UD REIT Investment Corp.	824	690,533
Orix JREIT, Inc.	3,298	1,978,496
Sekisui House Reit, Inc.	2,571	1,211,743
Tokyu REIT, Inc.	516	587,038
United Urban Investment Corp. REIT	1,911	1,906,003
		69,821,679
MEXICO — 2.8%
Corp. Inmobiliaria Vesta SAB de CV (a)	570,175	1,958,801
Fibra Uno Administracion SA de CV REIT	1,638,906	2,810,960
Prologis Property Mexico SA de CV REIT	647,681	2,809,969
		7,579,730
ROMANIA — 1.2%
NEPI Rockcastle NV	374,450	3,346,290
SAUDI ARABIA — 0.2%
Arabian Centres Co. (c)	142,330	647,402
SINGAPORE — 9.5%
CapitaLand Ascendas REIT	2,504,449	4,821,275
CapitaLand Ascott Trust REIT	1,633,398	1,117,598
CapitaLand Integrated Commercial Trust REIT	3,609,731	6,614,142
Frasers Centrepoint Trust REIT	839,852	1,467,444
Frasers Logistics & Commercial Trust REIT	1,771,100	1,321,359
Keppel DC REIT	1,198,158	2,074,973
Keppel REIT	1,928,657	1,282,342
Lendlease Global Commercial REIT	1,504,200	662,874
Mapletree Industrial Trust REIT (a)	1,278,987	1,898,531
Mapletree Logistics Trust REIT	2,045,417	1,929,266
Mapletree Pan Asia Commercial Trust REIT	1,357,271	1,353,651
Suntec Real Estate Investment Trust	1,325,476	1,485,902
		26,029,357
SOUTH AFRICA — 1.4%
Growthpoint Properties Ltd. REIT	2,051,773	2,159,432
Security Description	Shares	Value
Redefine Properties Ltd. REIT	4,302,320	$1,679,978
		3,839,410
SPAIN — 2.1%
Colonial SFL Socimi SA REIT (a) (b)	202,355	1,311,769
Merlin Properties Socimi SA REIT	259,241	4,546,626
		5,858,395
SWEDEN — 3.5%
Castellum AB (a)	213,930	2,813,894
Fabege AB (a)	116,576	894,964
Fastighets AB Balder Class B (b)	415,756	2,221,799
Sagax AB Class B (a)	131,421	2,093,904
Samhallsbyggnadsbolaget i Norden AB (a) (b)	792,700	289,047
Wihlborgs Fastigheter AB	161,599	1,255,637
		9,569,245
SWITZERLAND — 5.0%
International Workplace Group PLC	432,176	1,061,170
PSP Swiss Property AG	27,399	4,894,559
Swiss Prime Site AG	47,926	7,836,657
		13,792,386
THAILAND — 0.6%
Central Pattana PCL NVDR	804,259	1,622,051
UNITED KINGDOM — 13.6%
Big Yellow Group PLC REIT	117,596	1,408,615
British Land Co. PLC REIT	611,906	3,359,060
Derwent London PLC REIT	67,078	1,728,057
Grainger PLC REIT	442,984	997,751
Hammerson PLC REIT	317,806	1,559,845
Land Securities Group PLC REIT	445,035	3,845,277
LondonMetric Property PLC REIT	1,400,605	3,500,406
Primary Health Properties PLC REIT	1,550,157	1,968,975
Safestore Holdings PLC REIT	130,511	1,061,842
Segro PLC REIT	808,641	9,393,243
Shaftesbury Capital PLC REIT	1,170,732	2,145,871
Supermarket Income REIT PLC	744,414	868,472
Tritax Big Box REIT PLC	1,491,732	3,195,559
UNITE Group PLC REIT	295,134	1,991,878
		37,024,851
TOTAL COMMON STOCKS (Cost $349,052,074)		270,348,907
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	168,636	168,636
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	9,768,195	$9,768,195
TOTAL SHORT-TERM INVESTMENTS (Cost $9,936,831)		9,936,831
TOTAL INVESTMENTS — 102.6% (Cost $358,988,905)		280,285,738
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(7,231,828)
NET ASSETS — 100.0%		$273,053,910

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.2% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$270,348,907	$—	$—	$270,348,907
Short-Term Investments	9,936,831	—	—	9,936,831
TOTAL INVESTMENTS	$280,285,738	$—	$—	$280,285,738
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	224,008	$224,008	$15,807,994	$15,863,366	$—	$—	168,636	$168,636	$11,028
State Street Navigator Securities Lending Portfolio II	9,480,516	9,480,516	80,034,383	79,746,704	—	—	9,768,195	9,768,195	25,661
Total		$9,704,524	$95,842,377	$95,610,070	$—	$—		$9,936,831	$36,689
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.3%
Corp. America Airports SA (a)	112,704	$2,837,887
AUSTRALIA — 9.4%
Atlas Arteria Ltd. Stapled Security	3,530,733	12,475,068
Dalrymple Bay Infrastructure Ltd.	1,800,957	7,174,292
Qube Holdings Ltd.	6,390,775	22,580,398
Transurban Group Stapled Security	4,854,138	48,359,176
		90,588,934
BRAZIL — 0.9%
Axia Energia SA ADR	235,750	2,489,520
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	611,231	3,532,915
Cia Energetica de Minas Gerais ADR	492,611	1,034,483
Cia Paranaense de Energia - Copel ADR	118,538	1,380,968
		8,437,886
CANADA — 8.1%
Enbridge, Inc.	703,710	38,147,902
Keyera Corp.	74,259	2,981,875
Pembina Pipeline Corp.	188,120	8,700,923
South Bow Corp.	67,528	2,377,938
TC Energy Corp.	334,688	22,156,051
Westshore Terminals Investment Corp.	116,646	3,079,865
		77,444,554
CHINA — 3.7%
Anhui Expressway Co. Ltd. Class H	1,442,000	2,690,172
Beijing Capital International Airport Co. Ltd. Class H (a)	7,062,000	1,305,768
CGN Power Co. Ltd. Class H (c)	2,864,000	978,764
China Gas Holdings Ltd. (b)	728,397	481,137
China Longyuan Power Group Corp. Ltd. Class H (b)	832,000	530,474
China Merchants Port Holdings Co. Ltd.	4,237,354	6,667,765
China Resources Power Holdings Co. Ltd.	584,000	1,260,038
COSCO Shipping Energy Transportation Co. Ltd. Class H (b)	420,000	740,699
COSCO Shipping Ports Ltd.	4,978,158	2,843,918
Huaneng Power International, Inc. Class H	1,032,000	721,158
Jiangsu Expressway Co. Ltd. Class H	4,400,000	5,145,083
Kunlun Energy Co. Ltd.	968,000	793,701
Shenzhen Expressway Corp. Ltd. Class H	2,258,000	1,839,904
Shenzhen International Holdings Ltd. (b)	5,007,069	3,396,766
Security Description	Shares	Value
Sichuan Expressway Co. Ltd. Class H (b)	2,316,000	$1,269,923
Zhejiang Expressway Co. Ltd. Class H	5,971,840	4,515,785
		35,181,055
FRANCE — 6.2%
Aeroports de Paris SA (b)	139,302	18,156,095
Engie SA	476,578	15,033,009
Gaztransport Et Technigaz SA	12,038	2,558,550
Getlink SE	1,131,844	24,069,095
		59,816,749
GERMANY — 3.4%
E.ON SE	569,552	11,737,319
Fraport AG Frankfurt Airport Services Worldwide	114,157	9,508,069
RWE AG	171,831	11,123,248
		32,368,636
HONG KONG — 0.3%
Hutchison Port Holdings Trust Stapled Security	18,361,400	3,139,799
ITALY — 2.9%
Enav SpA (c)	924,556	5,491,349
Enel SpA	1,984,889	22,815,781
		28,307,130
JAPAN — 1.1%
Japan Airport Terminal Co. Ltd.	337,600	10,483,724
MEXICO — 7.3%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	121,258	13,713,067
Grupo Aeroportuario del Pacifico SAB de CV ADR (b)	147,764	37,407,935
Grupo Aeroportuario del Sureste SAB de CV ADR	62,003	19,016,320
		70,137,322
NEW ZEALAND — 3.0%
Auckland International Airport Ltd.	6,120,867	29,073,485
NORWAY — 0.2%
Frontline PLC	45,726	1,586,813
SINGAPORE — 1.4%
SATS Ltd.	3,259,021	11,413,943
SIA Engineering Co. Ltd.	896,600	2,398,420
		13,812,363
SPAIN — 9.3%
Aena SME SA (c)	1,608,478	49,027,021
Iberdrola SA	1,601,707	39,994,102
		89,021,123
SWITZERLAND — 2.2%
Flughafen Zurich AG	68,711	21,295,171
UNITED KINGDOM — 3.2%
National Grid PLC	1,277,042	21,153,013
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SSE PLC	311,068	$10,057,386
		31,210,399
UNITED STATES — 36.5%
American Electric Power Co., Inc.	140,056	19,161,061
Antero Midstream Corp.	108,220	2,462,005
Cheniere Energy, Inc.	69,812	16,685,766
Constellation Energy Corp.	80,676	20,037,498
Dominion Energy, Inc.	221,249	15,109,094
DT Midstream, Inc.	33,062	4,851,518
Duke Energy Corp.	201,219	25,470,301
Entergy Corp.	117,228	13,464,808
Exelon Corp.	265,237	12,365,349
Kinder Morgan, Inc.	634,592	20,287,906
NextEra Energy, Inc.	526,413	46,203,269
ONEOK, Inc.	204,091	17,743,671
PG&E Corp.	570,556	9,596,752
Public Service Enterprise Group, Inc.	129,531	10,512,736
Sempra	169,086	15,675,963
Sky Harbour Group Corp. (a) (b)	92,765	912,808
Southern Co.	284,918	27,269,502
Targa Resources Corp.	69,589	18,659,594
Vistra Corp.	82,600	13,102,838
Williams Cos., Inc.	395,540	29,404,444
Xcel Energy, Inc.	153,432	12,320,590
		351,297,473
TOTAL COMMON STOCKS (Cost $803,506,923)		956,040,503
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	744,839	744,839
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	11,443,842	$11,443,842
TOTAL SHORT-TERM INVESTMENTS (Cost $12,188,681)		12,188,681
TOTAL INVESTMENTS — 100.6% (Cost $815,695,604)		968,229,184
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(6,208,953)
NET ASSETS — 100.0%		$962,020,231

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 5.8% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$956,040,503	$—	$—	$956,040,503
Short-Term Investments	12,188,681	—	—	12,188,681
TOTAL INVESTMENTS	$968,229,184	$—	$—	$968,229,184
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,732,859	$1,732,859	$52,537,659	$53,525,679	$—	$—	744,839	$744,839	$25,187
State Street Navigator Securities Lending Portfolio II	31,829,465	31,829,465	181,970,900	202,356,523	—	—	11,443,842	11,443,842	36,022
Total		$33,562,324	$234,508,559	$255,882,202	$—	$—		$12,188,681	$61,209
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 10.9%
Anglogold Ashanti PLC	497,094	$40,209,934
BHP Group Ltd.	5,867,970	241,480,581
Fortescue Ltd. (a)	1,949,195	25,860,204
Glencore PLC (b)	11,173,051	76,193,577
Northern Star Resources Ltd.	1,677,332	22,020,954
Rio Tinto Ltd. (a)	437,302	52,264,117
Woodside Energy Group Ltd. (a)	1,596,412	31,200,098
		489,229,465
AUSTRIA — 0.8%
Mondi PLC (a)	4,138,753	37,584,178
BRAZIL — 5.9%
Petroleo Brasileiro SA - Petrobras ADR	1,562,364	25,247,802
Suzano SA ADR (a)	6,281,846	48,747,125
Vale SA ADR	4,216,655	63,418,491
Wheaton Precious Metals Corp.	534,784	60,137,050
Yara International ASA	1,532,824	67,443,946
		264,994,414
CANADA — 16.3%
Agnico Eagle Mines Ltd.	589,772	91,603,283
Barrick Mining Corp.	1,969,574	72,397,029
Cameco Corp.	365,748	37,266,982
Canadian Natural Resources Ltd.	1,750,845	69,256,332
Cenovus Energy, Inc. (a)	1,136,713	28,194,488
Franco-Nevada Corp.	226,086	47,158,153
Imperial Oil Ltd. (a)	125,851	14,127,246
Kinross Gold Corp.	1,406,624	33,292,993
Nutrien Ltd. (a) (c)	3,033,141	191,021,074
Nutrien Ltd. (a) (c)	398,689	25,097,473
Suncor Energy, Inc.	1,002,260	53,901,278
Teck Resources Ltd. Class B	524,892	31,251,191
West Fraser Timber Co. Ltd. (a)	527,483	35,695,960
		730,263,482
CHILE — 0.4%
Antofagasta PLC	404,520	20,509,536
CHINA — 2.3%
China Hongqiao Group Ltd.	3,856,500	9,864,945
Wilmar International Ltd. (a)	24,690,219	68,910,040
Zijin Mining Group Co. Ltd. Class H	7,004,000	24,471,866
		103,246,851
COLOMBIA — 0.1%
Ecopetrol SA ADR	207,114	2,949,303
CONGO — 0.1%
Ivanhoe Mines Ltd. Class A (a) (b)	886,000	6,938,122
FINLAND — 4.3%
Stora Enso OYJ Class R (a)	5,765,259	61,471,593
Security Description	Shares	Value
UPM-Kymmene OYJ	4,958,997	$131,535,224
		193,006,817
FRANCE — 3.0%
TotalEnergies SE	1,708,389	132,876,284
INDIA — 1.8%
Reliance Industries Ltd. GDR (d)	1,424,423	78,913,034
ISRAEL — 0.8%
ICL Group Ltd.	6,776,856	33,981,516
ITALY — 0.9%
Eni SpA (a)	1,744,010	41,114,770
JAPAN — 1.4%
Nippon Steel Corp. (a)	6,300,100	20,781,317
Oji Holdings Corp.	8,370,300	40,964,385
		61,745,702
LUXEMBOURG — 0.7%
ArcelorMittal SA	499,715	30,108,786
MEXICO — 0.4%
Southern Copper Corp.	97,825	17,046,985
NORWAY — 0.8%
Equinor ASA	708,518	22,446,607
Norsk Hydro ASA	1,530,860	13,892,297
		36,338,904
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (e)	17,193	—
Polyus PJSC GDR (b) (e)	77,132	—
Severstal PAO GDR (b) (e)	225,918	—
		—
SOUTH AFRICA — 2.3%
Anglo American PLC	1,385,048	67,962,095
Gold Fields Ltd. ADR	1,049,312	35,246,390
		103,208,485
SOUTH KOREA — 0.4%
POSCO Holdings, Inc. ADR (a)	352,969	18,135,547
SPAIN — 0.5%
Repsol SA (a)	928,213	23,357,584
SWEDEN — 1.3%
Svenska Cellulosa AB SCA Class B (a)	5,542,015	56,747,797
SWITZERLAND — 1.2%
SIG Group AG (b)	3,225,794	54,106,481
UNITED STATES — 42.0%
Amcor PLC	1,187,121	51,461,695
Archer-Daniels-Midland Co.	1,236,385	94,459,814
Avery Dennison Corp.	198,569	32,237,677
Baker Hughes Co.	346,790	19,246,845
BP PLC	13,221,731	81,969,194
Bunge Global SA	347,734	37,113,650
CF Industries Holdings, Inc.	400,759	43,386,169
Chevron Corp.	658,647	109,177,327
ConocoPhillips	431,431	44,851,567
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Corteva, Inc.	1,729,830	$146,499,303
Darling Ingredients, Inc. (b)	406,453	22,200,463
Devon Energy Corp.	404,083	16,696,710
Diamondback Energy, Inc.	68,147	11,978,880
EOG Resources, Inc.	190,385	24,698,646
EQT Corp.	219,013	11,644,921
Exxon Mobil Corp.	1,469,475	200,906,622
FMC Corp. (a)	320,922	3,690,603
Freeport-McMoRan, Inc.	1,686,954	106,092,537
Graphic Packaging Holding Co.	758,311	8,015,347
Halliburton Co.	293,947	9,979,501
Ingredion, Inc.	161,892	15,332,791
International Paper Co.	1,356,690	51,689,889
Louisiana-Pacific Corp.	162,860	12,810,568
Marathon Petroleum Corp.	103,549	26,474,373
Mosaic Co.	815,470	17,279,809
Newmont Corp.	1,280,787	119,625,506
Nucor Corp.	268,770	59,868,518
Occidental Petroleum Corp.	252,351	12,256,688
Packaging Corp. of America	229,617	54,713,139
Phillips 66 Co.	141,369	23,898,429
Reliance, Inc.	61,315	22,907,284
Scotts Miracle-Gro Co.	114,807	7,819,505
Shell PLC	4,777,043	185,961,779
SLB Ltd.	524,776	24,396,836
Smurfit Westrock PLC	1,346,582	62,292,883
Steel Dynamics, Inc.	160,914	36,923,326
Valero Energy Corp.	107,090	27,890,520
Weyerhaeuser Co. REIT	1,851,198	44,317,680
		1,882,766,994
ZAMBIA — 0.5%
First Quantum Minerals Ltd. (b)	792,133	21,629,767
TOTAL COMMON STOCKS (Cost $4,063,393,524)		4,440,800,804
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	17,654,154	17,654,154
State Street Navigator Securities Lending Portfolio II (h) (i)	160,471,400	160,471,400
TOTAL SHORT-TERM INVESTMENTS (Cost $178,125,554)		178,125,554
TOTAL INVESTMENTS — 103.1% (Cost $4,241,519,078)		4,618,926,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(138,880,109)
NET ASSETS — 100.0%		$4,480,046,249

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.8% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	68	09/18/2026	$8,223,920	$7,635,040	$(588,880)
E-mini S&P 500 Material Select Sector Index (long)	41	09/18/2026	4,612,500	4,457,110	(155,390)
FTSE 100 Index (long)	38	09/18/2026	5,281,855	5,316,655	34,800
S&P/TSX 60 Index (long)	21	09/17/2026	6,081,578	6,085,597	4,019
SFE S&P ASX Share Price Index 200 (long)	44	09/17/2026	6,720,021	6,688,014	(32,007)
					$(737,458)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,440,800,804	$—	$0 (a)	$4,440,800,804
Short-Term Investments	178,125,554	—	—	178,125,554
TOTAL INVESTMENTS	$4,618,926,358	$—	$0	$4,618,926,358
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$38,819	$—	$—	$38,819
Futures Contracts - Unrealized Depreciation	(776,277)	—	—	(776,277)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(737,458)	$—	$—	$(737,458)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,124,885	$10,124,885	$342,388,528	$334,859,259	$—	$—	17,654,154	$17,654,154	$444,656
State Street Navigator Securities Lending Portfolio II	187,739,141	187,739,141	1,163,549,933	1,190,817,674	—	—	160,471,400	160,471,400	496,744
Total		$197,864,026	$1,505,938,461	$1,525,676,933	$—	$—		$178,125,554	$941,400
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUSTRALIA — 1.4%
Anglogold Ashanti PLC	104,965	$8,490,619
OceanaGold Corp.	55,370	1,387,421
		9,878,040
BRAZIL — 1.9%
ERO Copper Corp. (a) (b)	25,726	686,692
Sigma Lithium Corp. (a)	14,900	188,485
Wheaton Precious Metals Corp.	112,204	12,617,463
		13,492,640
BURKINA FASO — 0.3%
IAMGOLD Corp. (a)	141,415	2,243,702
CANADA — 23.2%
AbraSilver Resource Corp. (a)	39,788	401,315
Advantage Energy Ltd. (a)	24,800	180,221
Agnico Eagle Mines Ltd.	125,673	19,519,508
Alamos Gold, Inc. Class A	103,844	3,147,342
Allied Gold Corp. (a)	23,633	561,362
Almonty Industries, Inc. (a) (b)	48,381	800,013
Altius Minerals Corp.	11,200	501,444
Americas Gold & Silver Corp. (a)	51,493	243,537
ARC Resources Ltd.	83,633	1,756,661
Athabasca Oil Corp. (a) (b)	71,470	514,836
Avino Silver & Gold Mines Ltd. (a)	39,617	251,036
B2Gold Corp. (b)	329,678	1,236,220
Barrick Mining Corp.	414,172	15,224,014
Baytex Energy Corp.	93,011	373,027
Birchcliff Energy Ltd.	40,659	177,395
Cameco Corp.	64,289	6,550,568
Canadian Natural Resources Ltd.	308,073	12,186,119
Capstone Copper Corp. (a)	154,834	1,422,017
Cardinal Energy Ltd.	19,600	150,445
Cenovus Energy, Inc. (b)	199,359	4,944,806
Centerra Gold, Inc.	49,393	782,977
CES Energy Solutions Corp. (b)	31,212	364,534
Denison Mines Corp. (a)	124,116	380,550
Discovery Silver Corp. (a) (b)	156,316	934,315
DPM Metals, Inc.	54,775	1,778,281
Endeavour Silver Corp. (a)	73,173	607,046
Enerflex Ltd.	17,993	441,724
Equinox Gold Corp. (b)	195,011	1,899,596
First Majestic Silver Corp.	114,573	1,944,612
Fortuna Mining Corp. (a)	75,320	636,537
Franco-Nevada Corp.	47,684	9,946,168
Freehold Royalties Ltd. (b)	20,149	229,077
G Mining Ventures Corp. (a)	41,668	1,219,716
Headwater Exploration, Inc.	32,628	272,063
Hudbay Minerals, Inc. (b)	98,146	2,316,764
Imperial Oil Ltd. (b)	22,125	2,483,614
K92 Mining, Inc. (a) (b)	60,616	951,057
Kinross Gold Corp.	294,783	6,977,137
Lithium Americas Corp. (a) (b)	74,658	287,318
Lundin Gold, Inc. (b)	24,456	1,318,857
LunR Royalties Corp. (a)	—	5
Security Description	Shares	Value
McEwen, Inc. (a)	12,415	$225,084
Montage Gold Corp. (a)	77,626	882,543
NexGen Energy Ltd. (a) (b)	97,633	916,632
NGEx Minerals Ltd. (a)	33,273	595,220
Northern Dynasty Minerals Ltd. (a)	138,400	265,728
Novagold Resources, Inc. (a)	71,552	427,165
Nutrien Ltd. (b)	223,305	14,063,296
OR Royalties, Inc.	46,334	1,466,685
Orla Mining Ltd.	66,717	652,240
Pan American Silver Corp.	104,152	4,667,478
Paramount Resources Ltd. Class A	11,400	218,077
Peyto Exploration & Development Corp. (b)	30,303	505,353
PrairieSky Royalty Ltd. (b)	34,354	768,561
Precision Drilling Corp. (a)	1,945	149,321
Seabridge Gold, Inc. (a)	21,768	561,557
Secure Waste Infrastructure Corp. (b)	26,452	413,164
Skeena Resources Ltd. (a) (b)	30,127	802,679
Spartan Delta Corp. (a)	26,600	214,675
SSR Mining, Inc. (a)	53,471	1,511,321
Stella-Jones, Inc.	25,347	1,400,316
Strathcona Resources Ltd.	6,300	167,275
Suncor Energy, Inc.	174,426	9,380,584
Tamarack Valley Energy Ltd. (b)	71,257	621,286
Teck Resources Ltd. Class B	110,753	6,594,048
TerraVest Industries, Inc. (b)	2,272	185,908
TMC the metals Co., Inc. (a) (b)	67,449	298,799
Topaz Energy Corp.	16,962	356,038
Torex Gold Resources, Inc.	22,663	901,728
Tourmaline Oil Corp. (b)	54,437	2,275,323
Trekor Metals Ltd. (a) (b)	106,154	731,761
Triple Flag Precious Metals Corp.	17,386	520,692
Vermilion Energy, Inc.	22,557	210,983
Vizsla Silver Corp. (a) (b)	86,349	283,620
Wesdome Gold Mines Ltd. (a)	36,657	629,144
West Fraser Timber Co. Ltd. (b)	26,100	1,766,246
Whitecap Resources, Inc. (b)	179,304	1,861,602
		163,405,966
CHILE — 0.6%
Lundin Mining Corp.	167,114	4,070,809
CHINA — 0.1%
Silvercorp Metals, Inc. (b)	54,646	553,104
COLOMBIA — 0.1%
Aris Mining Corp. (a)	50,981	759,999
Parex Resources, Inc.	14,186	213,877
		973,876
CONGO — 0.2%
Ivanhoe Mines Ltd. Class A (a)	186,882	1,463,442
GHANA — 0.0% *
Kosmos Energy Ltd. (a)	87,665	184,973
MOROCCO — 0.1%
Aya Gold & Silver, Inc. (a)	32,616	617,491
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
NORWAY — 0.0% *
Seadrill Ltd. (a)	9,204	$348,095
TURKEY — 0.3%
Eldorado Gold Corp.	58,739	1,827,482
UNITED KINGDOM — 0.6%
TechnipFMC PLC	58,922	3,906,529
UNITED STATES — 70.5%
Alcoa Corp.	65,264	3,402,865
Alpha Metallurgical Resources, Inc. (a)	2,608	430,164
Amcor PLC	214,747	9,309,282
Antero Resources Corp. (a)	43,458	1,527,114
APA Corp.	52,171	1,699,209
Archer-Daniels-Midland Co.	223,830	17,100,612
Archrock, Inc.	25,920	1,055,203
Atlas Energy Solutions, Inc.	11,400	189,354
Aura Minerals, Inc.	8,506	535,453
Avery Dennison Corp.	35,491	5,761,964
Baker Hughes Co.	146,539	8,132,914
Bristow Group, Inc.	3,781	156,231
Bunge Global SA	63,119	6,736,691
Cactus, Inc. Class A	10,217	523,417
California Resources Corp.	11,497	607,846
Calumet, Inc. (a)	9,521	342,946
Centrus Energy Corp. Class A (a)	2,755	462,482
Century Aluminum Co. (a)	13,939	641,333
CF Industries Holdings, Inc.	71,324	7,721,536
Chevron Corp.	276,486	45,830,319
Chord Energy Corp.	8,309	949,719
Cleveland-Cliffs, Inc. (a)	140,960	1,323,614
CNX Resources Corp. (a)	20,933	710,257
Coeur Mining, Inc.	255,694	4,172,926
Commercial Metals Co.	27,444	1,722,111
Compass Minerals International, Inc. (a)	8,600	267,718
Comstock Resources, Inc. (a) (b)	11,729	174,997
ConocoPhillips	179,916	18,704,067
Core Natural Resources, Inc.	7,432	594,709
Corteva, Inc.	310,666	26,310,304
Crescent Energy Co. Class A	36,052	354,031
CVR Energy, Inc.	4,500	123,930
Darling Ingredients, Inc. (a)	73,807	4,031,338
Del Monte Corp.	15,290	426,744
Delek U.S. Holdings, Inc.	9,074	461,050
Devon Energy Corp.	170,278	7,035,887
Diamondback Energy, Inc.	28,678	5,041,019
Energy Fuels, Inc. (a) (b)	36,920	536,072
EOG Resources, Inc.	78,673	10,206,248
EQT Corp.	92,417	4,913,812
Expand Energy Corp.	35,345	3,223,111
Expro Group Holdings NV (a)	14,954	220,871
Exxon Mobil Corp.	524,377	71,692,823
FMC Corp. (b)	58,095	668,092
Freeport-McMoRan, Inc.	355,362	22,348,716
Graphic Packaging Holding Co.	137,457	1,452,920
Security Description	Shares	Value
Green Plains, Inc. (a)	10,300	$158,414
Gulfport Energy Corp. (a)	2,110	358,067
Halliburton Co.	123,375	4,188,581
Hecla Mining Co.	165,756	2,557,615
Helix Energy Solutions Group, Inc. (a)	20,250	176,985
Helmerich & Payne, Inc.	14,805	484,716
HF Sinclair Corp.	22,632	1,576,319
Ingredion, Inc.	29,327	2,777,560
Innovex International, Inc. (a)	5,726	142,005
International Paper Co.	245,922	9,369,628
Ivanhoe Electric, Inc. (a)	28,972	278,421
Kaiser Aluminum Corp.	3,955	773,717
Kodiak Gas Services, Inc.	14,480	1,087,882
Liberty Energy, Inc.	24,140	632,227
Magnolia Oil & Gas Corp. Class A	27,325	698,973
Marathon Petroleum Corp.	43,148	11,031,649
Matador Resources Co.	17,292	860,796
Materion Corp.	5,144	1,529,774
Mosaic Co.	147,605	3,127,750
MP Materials Corp. (a) (b)	33,417	1,871,686
Murphy Oil Corp.	19,915	648,432
Nabors Industries Ltd. (a)	2,145	180,201
National Energy Services Reunited Corp. (a)	8,798	263,324
Newmont Corp.	263,865	24,644,991
Noble Corp. PLC	18,632	694,974
Northern Oil & Gas, Inc.	15,409	279,673
NOV, Inc.	52,967	982,538
Nucor Corp.	56,277	12,535,702
Occidental Petroleum Corp.	107,257	5,209,472
Oceaneering International, Inc. (a)	14,694	595,401
Ovintiv, Inc.	40,632	2,139,275
Packaging Corp. of America	41,090	9,790,925
Par Pacific Holdings, Inc. (a)	7,408	415,441
Patterson-UTI Energy, Inc.	51,014	468,309
PBF Energy, Inc. Class A	12,437	566,132
Peabody Energy Corp.	17,967	415,397
Permian Resources Corp. Class A	116,292	2,140,936
Perpetua Resources Corp. (a)	19,459	403,787
Phillips 66 Co.	59,181	10,004,548
ProPetro Holding Corp. (a)	14,514	208,131
Range Resources Corp.	34,830	1,295,328
Rayonier, Inc. REIT	128,492	2,734,310
Reliance, Inc.	12,613	4,712,217
REX American Resources Corp. (a)	4,190	189,178
Royal Gold, Inc.	20,141	4,020,345
Ryerson Holding Corp.	10,995	270,587
Sable Offshore Corp. (a) (b)	19,405	59,767
Scotts Miracle-Gro Co.	20,854	1,420,366
Select Water Solutions, Inc.	17,469	349,031
SLB Ltd.	220,877	10,268,572
SM Energy Co.	33,622	877,534
Smurfit Westrock PLC	243,618	11,269,769
Solaris Energy Infrastructure, Inc.	8,120	653,335
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sonoco Products Co.	45,965	$2,590,128
Steel Dynamics, Inc.	33,458	7,677,273
Sylvamo Corp.	15,521	586,694
Talos Energy, Inc. (a)	18,246	235,556
TETRA Technologies, Inc. (a)	19,996	226,555
Texas Pacific Land Corp.	8,557	3,744,885
Tidewater, Inc. (a)	6,861	457,148
Transocean Ltd. (a)	148,379	725,573
U.S. Antimony Corp. (a) (b)	31,102	225,801
Uranium Energy Corp. (a) (b)	72,426	772,061
USA Rare Earth, Inc. (a) (b)	43,529	939,356
Valaris Ltd. (a)	9,471	687,595
Valero Energy Corp.	43,895	11,432,014
Venture Global, Inc. Class A	76,138	847,416
Viper Energy, Inc. Class A	28,693	1,216,583
Warrior Met Coal, Inc.	13,066	1,060,437
Weatherford International PLC	10,596	863,574
Weyerhaeuser Co. REIT	334,940	8,018,464
World Kinect Corp.	7,630	251,332
Worthington Steel, Inc.	7,997	268,539
		497,051,698
ZAMBIA — 0.6%
First Quantum Minerals Ltd. (a)	166,994	4,559,892
TOTAL COMMON STOCKS (Cost $592,361,261)		704,577,739
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.8%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $26,917,781)	26,917,781	$26,917,781
TOTAL INVESTMENTS — 103.7% (Cost $619,279,042)		731,495,520
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(26,150,312)
NET ASSETS — 100.0%		$705,345,208

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$704,577,739	$—	$—	$704,577,739
Short-Term Investment	26,917,781	—	—	26,917,781
TOTAL INVESTMENTS	$731,495,520	$—	$—	$731,495,520
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,889,486	$2,889,486	$25,232,332	$28,121,818	$—	$—	—	$—	$17,125
State Street Navigator Securities Lending Portfolio II	36,476,294	36,476,294	299,139,346	308,697,859	—	—	26,917,781	26,917,781	75,637
Total		$39,365,780	$324,371,678	$336,819,677	$—	$—		$26,917,781	$92,762
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 4.4%
Anglogold Ashanti PLC	38,535	$3,121,899
ANZ Group Holdings Ltd.	255,873	6,266,453
Aristocrat Leisure Ltd.	27,238	1,156,195
BHP Group Ltd. (a)	386,033	15,886,154
Brambles Ltd.	197,009	2,658,783
Cochlear Ltd. (a)	3,004	253,382
Coles Group Ltd.	102,224	1,725,902
Commonwealth Bank of Australia (a)	137,451	15,676,113
CSL Ltd.	35,403	2,814,251
Evolution Mining Ltd.	73,405	597,546
Fortescue Ltd. (a)	139,140	1,845,987
Glencore PLC (b)	808,979	5,516,757
Goodman Group REIT (a)	116,638	2,515,516
Insurance Australia Group Ltd.	299,790	1,680,249
Macquarie Group Ltd.	35,661	6,183,650
Medibank Pvt Ltd.	234,045	805,867
National Australia Bank Ltd.	233,723	6,130,416
Northern Star Resources Ltd.	77,090	1,012,081
Origin Energy Ltd.	237,779	1,808,771
Pro Medicus Ltd. (a)	3,976	560,363
QBE Insurance Group Ltd.	95,788	1,671,657
Rio Tinto Ltd. (a)	31,196	3,728,388
Rio Tinto PLC	85,420	8,074,470
Santos Ltd.	196,938	983,723
Scentre Group REIT	229,658	614,153
Sigma Healthcare Ltd. (a)	111,775	212,954
Sonic Healthcare Ltd. (a)	71,609	1,032,399
South32 Ltd.	490,579	1,325,505
Suncorp Group Ltd.	168,448	2,251,158
Telstra Group Ltd.	347,250	1,222,120
Transurban Group Stapled Security	228,033	2,271,770
Vicinity Ltd. REIT	527,836	943,467
Wesfarmers Ltd.	102,224	6,402,199
Westpac Banking Corp.	292,766	7,141,584
WiseTech Global Ltd. (a)	9,989	228,372
Woodside Energy Group Ltd. (a)	159,409	3,115,472
Woolworths Group Ltd.	128,629	3,567,240
		123,002,966
AUSTRIA — 0.2%
Erste Group Bank AG	38,021	5,090,269
OMV AG	18,947	1,194,665
Verbund AG	795	50,536
		6,335,470
BELGIUM — 0.5%
Ageas SA	24,856	1,989,251
Anheuser-Busch InBev SA	57,875	4,807,803
KBC Group NV	25,007	3,410,847
Syensqo SA (a)	11,911	879,713
UCB SA	12,653	3,790,138
		14,877,752
Security Description	Shares	Value
BRAZIL — 1.4%
Ambev SA ADR (a)	508,178	$1,595,679
Axia Energia SA	107,317	1,127,503
B3 SA - Brasil Bolsa Balcao	523,704	1,470,149
Banco Bradesco SA ADR	595,559	2,066,590
Banco do Brasil SA	144,718	556,677
BB Seguridade Participacoes SA	111,562	844,267
Cia Energetica de Minas Gerais ADR	401,859	843,904
Embraer SA	34,959	552,825
Equatorial SA	124,181	934,245
Gerdau SA ADR	148,012	597,968
Itau Unibanco Holding SA ADR	548,413	4,480,534
Localiza Rent a Car SA	64,653	518,878
Motiva Infraestrutura de Mobilidade SA	206,105	582,165
NU Holdings Ltd. Class A (b)	238,813	3,190,542
Petroleo Brasileiro SA - Petrobras ADR	304,859	4,463,136
PRIO SA (b)	83,093	837,199
Raia Drogasil SA	185,197	601,467
Rumo SA	161,920	420,133
Suzano SA	59,567	457,460
TOTVS SA	92,480	512,790
Vale SA	11,021	165,828
Vale SA ADR	256,906	3,863,866
Vibra Energia SA	128,033	739,363
WEG SA	137,017	1,241,795
Wheaton Precious Metals Corp.	36,259	4,077,364
Yara International ASA	22,115	973,055
		37,715,382
CANADA — 8.3%
Agnico Eagle Mines Ltd.	34,474	5,354,496
Alamos Gold, Inc. Class A	16,836	510,272
Alimentation Couche-Tard, Inc.	51,388	3,274,344
AtkinsRealis Group, Inc.	2,012	124,911
Bank of Montreal	69,375	12,257,432
Bank of Nova Scotia (a)	104,178	9,051,646
Barrick Mining Corp.	144,016	5,293,698
Bombardier, Inc. Class B (b)	3,520	810,164
Brookfield Asset Management Ltd. Class A (a)	27,936	1,252,714
Brookfield Corp.	167,613	7,148,731
Brookfield Renewable Corp.	11,146	414,179
CAE, Inc. (b)	42,747	1,069,918
Cameco Corp.	40,771	4,154,260
Canadian Imperial Bank of Commerce (a)	80,735	9,293,843
Canadian National Railway Co.	56,198	6,704,149
Canadian Natural Resources Ltd.	191,522	7,575,834
Canadian Pacific Kansas City Ltd.	67,616	5,860,133
Canadian Tire Corp. Ltd. Class A (a)	11,697	1,610,579
CCL Industries, Inc. Class B	13,040	849,909
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Celestica, Inc. (b)	7,775	$2,834,566
Cenovus Energy, Inc.	96,338	2,389,522
CGI, Inc. (a)	13,304	859,614
Constellation Software, Inc.	1,496	2,815,380
Dollarama, Inc. (a)	20,799	2,750,526
Enbridge, Inc.	132,963	7,207,883
Fairfax Financial Holdings Ltd.	1,387	2,280,536
FirstService Corp. (a)	2,120	301,350
Fortis, Inc.	39,492	2,261,656
Franco-Nevada Corp.	15,091	3,147,757
George Weston Ltd.	17,334	1,243,772
Gildan Activewear, Inc. (a)	28,691	1,478,686
IGM Financial, Inc. (a)	21,922	1,223,460
Imperial Oil Ltd. (a)	35,510	3,986,130
Intact Financial Corp.	10,121	2,088,118
Kinross Gold Corp.	130,315	3,084,390
Loblaw Cos. Ltd.	78,385	3,554,742
Lundin Gold, Inc. (a)	4,024	217,005
LunR Royalties Corp. (b)	7	92
Magna International, Inc.	18,712	1,230,013
Manulife Financial Corp.	151,441	6,139,832
National Bank of Canada	46,312	7,309,054
Nutrien Ltd.	43,911	2,765,426
Open Text Corp.	21,922	485,027
Pan American Silver Corp.	23,478	1,052,145
Pembina Pipeline Corp.	42,539	1,967,513
Power Corp. of Canada (a)	42,625	2,656,495
RB Global, Inc. (a)	10,960	1,275,493
Restaurant Brands International, Inc.	18,707	1,356,398
Rogers Communications, Inc. Class B	54,657	1,777,532
Royal Bank of Canada	121,025	25,052,068
Shopify, Inc. Class A (b)	89,556	10,242,366
Sun Life Financial, Inc.	61,107	4,795,957
Suncor Energy, Inc.	128,971	6,936,026
TC Energy Corp. (a)	69,707	4,614,542
Teck Resources Ltd. Class B	42,219	2,513,649
TELUS Corp.	107,483	1,136,384
TFI International, Inc. (a)	3,462	498,162
Thomson Reuters Corp. (a)	19,356	1,580,405
Toronto-Dominion Bank	151,447	18,407,415
Tourmaline Oil Corp.	10,270	429,259
WSP Global, Inc.	10,110	1,253,106
		231,810,664
CHILE — 0.1%
Antofagasta PLC	11,547	585,443
Latam Airlines Group SA	18,651,874	542,305
Lundin Mining Corp.	33,140	807,273
Sociedad Quimica y Minera de Chile SA ADR	14,921	1,104,751
		3,039,772
CHINA — 5.8%
3SBio, Inc. (c)	112,000	241,223
AAC Technologies Holdings, Inc.	68,000	370,260
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	2,147,000	$1,461,988
Airtac International Group	17,789	745,478
Akeso, Inc. (a) (b) (c)	52,000	583,852
Alibaba Group Holding Ltd.	1,220,900	14,455,476
Alibaba Health Information Technology Ltd. (a) (b)	444,000	174,383
Aluminum Corp. of China Ltd. Class A	299,069	362,161
Anhui Conch Cement Co. Ltd. Class H (a)	124,500	266,240
ANTA Sports Products Ltd.	69,800	632,397
AviChina Industry & Technology Co. Ltd. Class H (a)	586,000	215,956
Baidu, Inc. Class A (b)	161,114	2,251,719
Bank of China Ltd. Class H	5,652,436	3,596,720
Bank of Communications Co. Ltd. Class H	1,167,710	1,003,611
Bank of Ningbo Co. Ltd. Class A	14,800	64,734
Beijing Compass Technology Development Co. Ltd. Class A	3,100	41,865
Beijing Enlight Media Co. Ltd. Class A	13,900	22,709
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	13,000	51,651
Bilibili, Inc. Class Z (b)	18,082	303,671
Biwin Storage Technology Co. Ltd. Class A	6,450	470,096
BOC Hong Kong Holdings Ltd.	175,000	945,735
BYD Co. Ltd. Class A	39,849	467,879
BYD Co. Ltd. Class H	235,500	2,175,703
BYD Electronic International Co. Ltd. (a)	43,500	116,044
Cambricon Technologies Corp. Ltd. Class A	2,029	476,926
CGN Power Co. Ltd. Class H (c)	694,400	237,309
China CITIC Bank Corp. Ltd. Class H	569,000	482,508
China CITIC Financial Asset Management Co. Ltd. Class H (b) (c)	999,000	70,065
China Construction Bank Corp. Class H	6,124,720	6,302,751
China Eastern Airlines Corp. Ltd. Class A (b)	375,300	210,650
China Feihe Ltd. (a) (c)	562,000	200,662
China Galaxy Securities Co. Ltd. Class H	317,000	297,514
China Gas Holdings Ltd.	129,066	85,253
China Hongqiao Group Ltd.	166,500	425,908
China International Capital Corp. Ltd. Class H (c)	104,800	280,641
China Life Insurance Co. Ltd. Class H	597,000	2,029,574
China Literature Ltd. (b) (c)	47,000	113,394
China Longyuan Power Group Corp. Ltd. Class H	270,000	172,149
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Mengniu Dairy Co. Ltd.	365,000	$748,892
China Merchants Bank Co. Ltd. Class H	381,514	2,185,348
China Merchants Port Holdings Co. Ltd.	466,108	733,453
China Minsheng Banking Corp. Ltd. Class H	355,200	142,224
China Oilfield Services Ltd. Class H	388,000	309,230
China Overseas Land & Investment Ltd.	333,000	512,108
China Pacific Insurance Group Co. Ltd. Class H	204,800	701,988
China Petroleum & Chemical Corp. Class H	2,303,800	1,175,101
China Power International Development Ltd. (a)	457,000	159,675
China Railway Group Ltd. Class H	223,000	94,125
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	35,300	288,568
China Resources Beer Holdings Co. Ltd.	194,670	528,252
China Resources Gas Group Ltd.	67,000	125,250
China Resources Land Ltd.	219,500	839,704
China Resources Mixc Lifestyle Services Ltd. (c)	78,600	367,640
China Resources Power Holdings Co. Ltd. (a)	140,000	302,064
China Ruyi Holdings Ltd. (a) (b)	860,000	163,401
China Shenhua Energy Co. Ltd. Class H (a)	270,500	1,383,880
China Southern Airlines Co. Ltd. Class A (b)	255,800	195,204
China Taiping Insurance Holdings Co. Ltd.	152,200	349,736
China Tourism Group Duty Free Corp. Ltd. Class A	11,800	93,367
China Yangtze Power Co. Ltd. Class A	145,600	567,771
CITIC Ltd.	405,000	547,950
CITIC Securities Co. Ltd. Class H	117,725	409,228
CMOC Group Ltd. Class H	132,000	255,515
Contemporary Amperex Technology Co. Ltd. Class A	20,220	1,170,693
COSCO Shipping Holdings Co. Ltd. Class H (a)	118,649	196,839
CSPC Pharmaceutical Group Ltd.	680,800	605,094
Dosilicon Co. Ltd. Class A (b)	9,400	282,083
Eastroc Beverage Group Co. Ltd. Class A	6,747	122,684
Ecovacs Robotics Co. Ltd. Class A (b)	23,300	174,201
ENN Energy Holdings Ltd.	52,100	268,803
Security Description	Shares	Value
Eoptolink Technology, Inc. Ltd. Class A	4,760	$425,651
GCL Technology Holdings Ltd. (b)	1,527,000	134,356
GDS Holdings Ltd. Class A (a) (b)	70,500	253,877
Geely Automobile Holdings Ltd.	526,000	1,130,873
Genscript Biotech Corp. (b)	152,000	237,050
Giant Biogene Holding Co. Ltd. (c)	27,600	93,266
GigaDevice Semiconductor, Inc. Class A	7,700	924,499
GoerTek, Inc. Class A	103,094	342,179
Great Wall Motor Co. Ltd. Class H	261,500	293,777
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,800	11,219
Guotai Haitong Securities Co. Ltd. Class H (c)	100,256	189,849
H World Group Ltd. ADR	14,222	593,342
Haidilao International Holding Ltd. (a) (c)	197,000	266,785
Haier Smart Home Co. Ltd. Class H	184,600	470,324
Hainan Airport Infrastructure Co. Ltd. Class A	555,400	224,189
Hangzhou Chang Chuan Technology Co. Ltd. Class A	7,300	367,172
Hansoh Pharmaceutical Group Co. Ltd. (c)	100,000	377,707
Hengan International Group Co. Ltd.	93,000	257,818
Hithink RoyalFlush Information Network Co. Ltd. Class A	3,360	119,293
Horizon Robotics (a) (b)	313,200	162,949
Hoshine Silicon Industry Co. Ltd. Class A	6,600	46,923
Hua Hong Grace Semiconductor Ltd. Class H (b) (c)	41,000	1,125,114
Huaneng Power International, Inc. Class H (a)	680,000	475,182
Huatai Securities Co. Ltd. Class H (c)	152,000	323,691
Imeik Technology Development Co. Ltd. Class A	1,700	21,839
Industrial & Commercial Bank of China Ltd. Class H	4,734,045	3,881,627
Ingenic Semiconductor Co. Ltd. Class A	27,300	1,001,027
Inner Mongolia Yitai Coal Co. Ltd. Class B	127,300	335,945
Innovent Biologics, Inc. (b) (c)	108,500	1,101,319
J&T Global Express Ltd. (a) (b)	76,400	81,446
JD Health International, Inc. (b) (c)	69,150	289,578
JD.com, Inc. Class A	166,652	2,109,169
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	38,000	$44,435
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	85,566
Jiangsu Hoperun Software Co. Ltd. Class A	4,900	27,799
Kanzhun Ltd. ADR	25,146	323,629
KE Holdings, Inc. Class A	158,200	757,709
Kingdee International Software Group Co. Ltd. (b)	235,000	177,403
Kingsoft Corp. Ltd.	128,600	363,725
Kuaishou Technology (c)	184,700	979,785
Kuang-Chi Technologies Co. Ltd. Class A	155,600	695,019
Kweichow Moutai Co. Ltd. Class A	5,245	916,013
Laopu Gold Co. Ltd. Class H (a)	1,200	53,007
Lenovo Group Ltd.	486,000	1,426,632
Li Auto, Inc. Class A (b)	83,620	491,352
Li Ning Co. Ltd.	186,000	349,133
Longfor Group Holdings Ltd. (a) (c)	243,224	185,472
Luxshare Precision Industry Co. Ltd. Class A	62,766	650,961
Maxscend Microelectronics Co. Ltd. Class A (b)	5,440	87,819
Meitu, Inc. (c)	243,000	116,200
Meituan Class B (b) (c)	354,000	3,092,176
MINISO Group Holding Ltd.	36,400	109,450
NAURA Technology Group Co. Ltd. Class A	14,636	1,907,251
NetEase Cloud Music, Inc. (b) (c)	4,700	61,671
NetEase, Inc.	130,775	3,375,248
New China Life Insurance Co. Ltd. Class H	78,600	461,253
New Oriental Education & Technology Group, Inc.	123,390	564,550
NIO, Inc. Class A (b)	130,128	642,837
Nongfu Spring Co. Ltd. Class H (c)	129,000	651,740
OmniVision Integrated Circuits Group, Inc.	8,100	113,183
PDD Holdings, Inc. ADR (b)	51,167	3,903,019
People's Insurance Co. Group of China Ltd. Class H	252,000	150,711
PetroChina Co. Ltd. Class H	1,428,000	1,544,168
PICC Property & Casualty Co. Ltd. Class H	655,415	1,196,823
Ping An Insurance Group Co. of China Ltd. Class A	49,168	345,798
Ping An Insurance Group Co. of China Ltd. Class H	393,500	2,561,597
Pony AI, Inc. Class A (b)	17,700	123,236
Pop Mart International Group Ltd. (a) (c)	45,600	899,550
Prosus NV	115,840	5,031,391
Security Description	Shares	Value
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,900	$23,252
Rockchip Electronics Co. Ltd. Class A	9,400	260,840
Seres Group Co. Ltd. Class A	28,400	256,261
SF Holding Co. Ltd. Class A	6,800	31,315
SG Micro Corp. Class A	4,706	99,472
Shandong Gold Mining Co. Ltd. Class A	84,497	287,424
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	263,200	106,394
Shanghai Baosight Software Co. Ltd. Class A	91,714	224,691
Shannon Semiconductor Technology Co. Ltd. Class A	4,400	194,461
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	18,600	299,688
Shengyi Technology Co. Ltd. Class A	53,600	1,369,216
Shennan Circuits Co. Ltd. Class A	11,284	761,188
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	98,051
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	54,023	253,800
Shenzhen Techwinsemi Technology Co. Ltd. Class A	3,100	430,611
Shenzhou International Group Holdings Ltd.	46,500	233,388
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (b)	1,600	88,997
Sino Biopharmaceutical Ltd.	1,361,500	765,644
Sinopharm Group Co. Ltd. Class H	54,400	110,367
SITC International Holdings Co. Ltd.	79,000	316,119
Smoore International Holdings Ltd. (a) (c)	135,000	120,848
Sungrow Power Supply Co. Ltd. Class A	11,900	278,777
Sunny Optical Technology Group Co. Ltd.	55,600	432,489
Suzhou Maxwell Technologies Co. Ltd. Class A	7,300	303,765
TAL Education Group ADR (b)	41,962	401,576
Tencent Holdings Ltd.	449,600	24,641,271
Tencent Music Entertainment Group ADR	60,628	506,244
Tianqi Lithium Corp. Class A (b)	4,200	37,941
Tingyi Cayman Islands Holding Corp. (a)	280,000	349,194
Tongcheng Travel Holdings Ltd.	129,200	197,539
Trip.com Group Ltd. (b)	43,475	1,727,458
Tsingtao Brewery Co. Ltd. Class H	60,000	329,302
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (b)	5,950	$325,322
Victory Giant Technology Huizhou Co. Ltd. Class A	1,900	96,968
Vipshop Holdings Ltd. ADR	42,008	557,026
Want Want China Holdings Ltd.	474,000	204,903
Wharf Holdings Ltd.	83,000	191,570
WuXi AppTec Co. Ltd. Class H (c)	8,600	168,555
Wuxi Biologics Cayman, Inc. (b) (c)	274,500	1,211,125
WuXi XDC Cayman, Inc. (a) (b)	10,500	76,386
Xiaomi Corp. Class B (b) (c)	1,173,600	3,238,529
Xinyi Solar Holdings Ltd. (a)	284,730	74,795
XPeng, Inc. Class A (b)	86,612	559,407
Yadea Group Holdings Ltd. (c)	121,463	138,004
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (a) (c)	24,000	781,632
Yankuang Energy Group Co. Ltd. Class H	274,800	387,213
Yuanjie Semiconductor Technology Co. Ltd. Class A	2,199	610,977
Yum China Holdings, Inc.	28,126	1,146,265
Zhaojin Mining Industry Co. Ltd. Class H	99,000	206,911
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	44,364
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	72,074
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b) (c)	36,500	160,484
Zhongji Innolight Co. Ltd. Class A	2,900	542,575
Zhuzhou CRRC Times Electric Co. Ltd. Class H	76,300	389,768
Zijin Mining Group Co. Ltd. Class H	634,000	2,215,186
ZTE Corp. Class H (a)	68,000	198,050
ZTO Express Cayman, Inc.	23,184	507,313
		160,186,257
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	43,979	344,392
DENMARK — 0.9%
Coloplast AS Class B	5,501	313,249
Danske Bank AS	38,091	2,040,298
DSV AS	17,528	4,152,779
Genmab AS (b)	5,905	1,621,211
Novo Nordisk AS Class B	239,810	11,539,343
Novonesis Novozymes B Class B	21,486	1,356,924
Orsted AS (b) (c)	39,967	897,393
Pandora AS	9,741	1,118,323
Vestas Wind Systems AS	91,526	2,584,231
		25,623,751
Security Description	Shares	Value
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	322,917	$836,998
FINLAND — 0.6%
Elisa OYJ	11,681	490,659
Fortum OYJ	14,968	347,221
Kone OYJ Class B	34,654	1,971,487
Neste OYJ	31,351	1,026,561
Nokia OYJ	400,912	5,296,381
Nordea Bank Abp	144,219	2,737,101
Sampo OYJ Class A	183,081	1,924,456
Stora Enso OYJ Class R (a)	77,212	823,267
UPM-Kymmene OYJ	66,912	1,774,811
Wartsila OYJ Abp	36,424	1,390,062
		17,782,006
FRANCE — 4.8%
Accor SA	27,587	1,603,505
Air Liquide SA	56,167	11,127,303
Airbus SE	44,424	9,880,679
Alstom SA (a) (b)	37,628	654,551
AXA SA	130,869	6,560,948
BioMerieux	746	58,594
BNP Paribas SA	78,556	9,173,508
Bouygues SA	24,629	1,374,408
Capgemini SE	16,611	1,670,480
Carrefour SA	19,639	364,866
Cie de Saint-Gobain SA	39,713	3,594,171
Cie Generale des Etablissements Michelin SCA	53,659	2,070,506
Credit Agricole SA	4	80
Danone SA	55,022	4,512,924
Dassault Systemes SE	50,378	1,026,094
Engie SA	103,122	3,252,844
EssilorLuxottica SA	25,034	4,695,337
Hermes International SCA	1,850	3,379,938
Kering SA	6,542	1,849,673
Klepierre SA REIT	11,633	486,514
Legrand SA	22,099	3,731,757
L'Oreal SA	19,078	8,368,127
LVMH Moet Hennessy Louis Vuitton SE	17,751	9,824,674
Orange SA	168,052	3,171,170
Pernod Ricard SA	20,382	1,488,113
Publicis Groupe SA	25,004	2,471,639
Renault SA	7,578	217,291
Safran SA	24,939	9,836,903
Sartorius Stedim Biotech	1,468	304,791
Societe Generale SA	43,687	3,864,427
Sodexo SA (a)	13,931	806,718
Thales SA	4,685	1,204,110
TotalEnergies SE	152,095	11,829,752
Unibail-Rodamco-Westfield REIT (b)	8,693	1,018,221
Veolia Environnement SA	56,141	2,338,938
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Vinci SA	44,784	$6,543,558
		134,357,112
GERMANY — 5.1%
adidas AG	14,183	2,909,047
Allianz SE	32,397	15,338,054
BASF SE	74,355	3,976,771
Bayer AG	77,797	4,305,843
Bayerische Motoren Werke AG	28,387	1,858,365
Commerzbank AG	59,232	2,521,214
Continental AG	7,722	637,069
CTS Eventim AG & Co. KGaA	332	19,377
Daimler Truck Holding AG	33,687	1,625,306
Deutsche Bank AG	145,649	4,933,170
Deutsche Boerse AG	17,349	4,736,625
Deutsche Lufthansa AG	60,229	689,287
Deutsche Post AG	90,730	5,508,149
Deutsche Telekom AG	275,725	7,518,389
Dr. Ing hc F Porsche AG Preference Shares	3,336	165,949
E.ON SE	189,944	3,914,363
Fresenius Medical Care AG	22,266	1,008,086
Fresenius SE & Co. KGaA	34,017	1,554,499
Heidelberg Materials AG	7,363	1,404,984
Henkel AG & Co. KGaA Preference Shares	8,431	708,864
Hensoldt AG	2,697	208,937
Infineon Technologies AG	81,113	7,573,790
LEG Immobilien SE	3,440	217,296
Mercedes-Benz Group AG	55,209	2,772,250
Merck KGaA	10,825	1,817,448
MTU Aero Engines AG	2,429	1,010,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,734	6,553,464
Porsche Automobil Holding SE Preference Shares	12,188	375,675
Rheinmetall AG	3,173	3,593,228
RWE AG	49,005	3,172,273
SAP SE	82,112	12,579,740
Sartorius AG Preference Shares	2,044	536,554
Scout24 SE (c)	1,805	149,306
Siemens AG	59,861	19,241,649
Siemens Energy AG	57,916	10,978,508
Siemens Healthineers AG (c)	21,537	842,115
Symrise AG	10,244	1,028,545
Volkswagen AG Preference Shares	10,934	876,309
Vonovia SE	48,906	1,207,188
Zalando SE (b) (c)	15,989	463,769
		140,532,033
GREECE — 0.1%
Allwyn AG	60,110	956,635
Jumbo SA	32,786	841,146
National Bank of Greece SA	30,132	519,677
		2,317,458
Security Description	Shares	Value
HONG KONG — 0.9%
AIA Group Ltd.	819,600	$7,467,489
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (d)	1,418,000	—
CK Asset Holdings Ltd.	115,332	649,749
CLP Holdings Ltd.	103,500	966,099
Futu Holdings Ltd. ADR	4,554	426,892
Henderson Land Development Co. Ltd. (a)	242,317	766,313
Hong Kong & China Gas Co. Ltd.	763,057	632,471
Hong Kong Exchanges & Clearing Ltd.	92,040	4,260,432
Hongkong Land Holdings Ltd.	46,900	333,928
Link REIT	319,982	1,489,323
Prudential PLC	157,433	2,095,797
Sun Hung Kai Properties Ltd.	120,185	1,721,077
Swire Pacific Ltd. Class A	68,006	708,500
Techtronic Industries Co. Ltd.	123,000	2,031,165
WH Group Ltd. (c)	467,705	494,421
Wharf Real Estate Investment Co. Ltd.	101,000	275,359
		24,319,015
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC (b)	92,923	1,104,401
OTP Bank Nyrt	27,294	4,028,602
		5,133,003
INDIA — 3.4%
Adani Enterprises Ltd.	22,286	714,781
Adani Ports & Special Economic Zone Ltd.	59,262	1,133,293
Adani Power Ltd. (b)	384,212	908,264
Ambuja Cements Ltd.	152,799	680,954
Apollo Hospitals Enterprise Ltd.	9,733	892,700
Asian Paints Ltd.	26,917	749,483
Aurobindo Pharma Ltd.	34,308	572,182
Avenue Supermarts Ltd. (b) (c)	11,035	510,687
Axis Bank Ltd.	168,237	2,391,713
Bajaj Auto Ltd.	6,728	690,578
Bajaj Finance Ltd.	174,516	1,852,390
Bajaj Finserv Ltd.	34,781	654,109
Bharat Electronics Ltd.	527,393	2,294,351
Bharat Forge Ltd.	29,629	671,122
Bharat Petroleum Corp. Ltd.	155,240	497,821
Bharti Airtel Ltd.	166,747	3,262,408
Britannia Industries Ltd.	5,786	314,579
BSE Ltd. (b)	13,283	542,441
Cholamandalam Investment & Finance Co. Ltd.	57,532	1,087,810
Cipla Ltd.	44,907	695,200
Dabur India Ltd.	84,953	378,910
Divi's Laboratories Ltd.	11,006	764,942
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dixon Technologies India Ltd.	2,964	$373,245
DLF Ltd.	90,731	594,322
Dr. Reddy's Laboratories Ltd. ADR (a)	109,543	1,587,278
Eicher Motors Ltd.	14,832	1,108,341
Eternal Ltd. (b)	508,829	1,422,332
Godrej Consumer Products Ltd.	46,712	498,413
HCL Technologies Ltd.	95,672	1,083,273
HDFC Bank Ltd.	746,285	6,290,999
HDFC Life Insurance Co. Ltd. (c)	81,938	498,464
Hero MotoCorp Ltd.	13,546	686,081
Hindalco Industries Ltd.	131,528	1,329,192
Hindustan Aeronautics Ltd.	15,132	700,372
Hindustan Petroleum Corp. Ltd.	99,198	413,365
Hindustan Unilever Ltd.	67,293	1,505,831
ICICI Bank Ltd. ADR	182,847	5,308,048
ICICI Lombard General Insurance Co. Ltd. (c)	25,515	469,470
Indian Oil Corp. Ltd.	260,326	383,316
Info Edge India Ltd.	49,756	514,072
Infosys Ltd. ADR (a)	287,267	3,013,431
InterGlobe Aviation Ltd. (c)	17,252	978,416
ITC Ltd.	223,577	677,755
Jio Financial Services Ltd.	174,462	435,774
JSW Steel Ltd.	64,467	835,235
Jubilant Foodworks Ltd.	64,974	286,642
Kotak Mahindra Bank Ltd.	366,906	1,520,397
Larsen & Toubro Ltd.	43,592	1,908,108
LTM Ltd. (c)	11,122	415,700
Lupin Ltd.	32,742	836,720
Mahindra & Mahindra Ltd. GDR	67,371	2,155,872
Marico Ltd.	113,677	1,004,264
Maruti Suzuki India Ltd.	8,936	1,332,488
Max Healthcare Institute Ltd.	57,333	683,965
Muthoot Finance Ltd.	18,330	580,406
Nestle India Ltd.	97,902	1,453,346
NTPC Ltd.	211,560	797,104
PB Fintech Ltd. (b)	29,754	511,916
Persistent Systems Ltd.	5,626	257,144
Petronet LNG Ltd.	176,298	522,978
PI Industries Ltd.	11,953	322,644
Power Grid Corp. of India Ltd.	329,886	997,756
REC Ltd.	98,196	377,395
Reliance Industries Ltd. GDR (c)	123,873	6,862,564
Samvardhana Motherson International Ltd.	367,867	575,592
SBI Life Insurance Co. Ltd. (c)	40,840	761,802
Shree Cement Ltd.	2,393	638,327
Shriram Finance Ltd.	181,638	1,999,752
State Bank of India	131,683	1,428,555
Sun Pharmaceutical Industries Ltd.	66,809	1,314,530
Suzlon Energy Ltd. (b)	657,100	408,871
Tata Consultancy Services Ltd.	60,254	1,293,129
Tata Consumer Products Ltd.	68,967	783,667
Security Description	Shares	Value
Tata Motors Ltd./new	135,026	$603,317
Tata Motors Passenger Vehicles Ltd.	135,026	502,396
Tata Power Co. Ltd.	137,539	560,131
Tata Steel Ltd.	602,137	1,196,275
Tech Mahindra Ltd.	49,062	728,062
Titan Co. Ltd.	22,016	1,024,295
Torrent Pharmaceuticals Ltd.	11,820	576,910
Trent Ltd.	26,040	903,022
UltraTech Cement Ltd.	9,093	1,080,973
United Spirits Ltd.	61,606	878,870
UPL Ltd.	85,082	513,411
Varun Beverages Ltd.	90,310	484,232
Vedanta Aluminium Metal Ltd. (b)	83,608	396,105
Vedanta Ltd.	83,608	247,974
Wipro Ltd.	194,322	349,788
Yes Bank Ltd. (b)	1,511,346	386,064
		95,431,202
INDONESIA — 0.2%
Amman Mineral Internasional PT (b)	509,900	88,405
Astra International Tbk. PT	2,243,700	567,199
Bank Central Asia Tbk. PT	3,840,700	1,192,164
Bank Mandiri Persero Tbk. PT	3,142,100	676,571
Bank Rakyat Indonesia Persero Tbk. PT	6,290,276	960,428
Barito Pacific Tbk. PT (b)	1,902,156	136,704
Chandra Asri Pacific Tbk. PT	469,100	43,421
Charoen Pokphand Indonesia Tbk. PT	1,375,700	261,598
Dian Swastatika Sentosa Tbk. PT (b)	2,729,000	121,340
GoTo Gojek Tokopedia Tbk. PT (b)	70,747,900	197,841
Jardine Matheson Holdings Ltd.	6,400	393,600
Petrindo Jaya Kreasi Tbk. PT (b)	559,500	16,585
Telkom Indonesia Persero Tbk. PT	4,858,700	638,587
United Tractors Tbk. PT	245,200	315,414
		5,609,857
IRELAND — 0.2%
AerCap Holdings NV	6,421	936,054
AIB Group PLC	62,048	728,903
Bank of Ireland Group PLC	46,150	919,401
Kerry Group PLC Class A	19,293	1,772,335
Kingspan Group PLC	7,608	695,423
		5,052,116
ISRAEL — 0.6%
Bank Hapoalim BM	204,053	4,697,510
Bank Leumi Le-Israel BM	223,000	4,979,506
Check Point Software Technologies Ltd. (b)	7,057	927,501
CyberArk Software Ltd. (b)	3,704	166,680
Elbit Systems Ltd.	959	727,430
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nice Ltd. (b)	7,112	$638,766
Nova Ltd. (b)	1,156	611,086
Phoenix Financial Ltd.	2,762	152,587
Teva Pharmaceutical Industries Ltd. ADR (b)	83,612	2,832,774
Tower Semiconductor Ltd. (b)	6,937	1,779,739
		17,513,579
ITALY — 1.9%
Banca Monte dei Paschi di Siena SpA	179,511	2,229,672
Banco BPM SpA	11,368	196,385
Coca-Cola HBC AG Class DI	14,427	942,093
Enel SpA	592,299	6,808,322
Eni SpA	179,625	4,234,632
Ferrari NV	11,637	4,315,342
FinecoBank Banca Fineco SpA	9,124	228,971
Generali (a)	103,746	5,054,092
Intesa Sanpaolo SpA	1,068,546	7,317,796
Leonardo SpA	25,258	1,355,075
Moncler SpA	5,769	334,930
Poste Italiane SpA	33,824	1,106,763
Prysmian SpA	20,798	3,472,829
Ryanair Holdings PLC	36,603	1,144,549
Snam SpA	201,187	1,452,788
Telecom Italia SpA (b)	71,400	649,624
Terna - Rete Elettrica Nazionale (a)	104,124	1,219,021
UniCredit SpA	128,953	11,538,026
		53,600,910
JAPAN — 13.8%
Advantest Corp.	54,400	10,824,772
Aeon Co. Ltd.	199,200	1,643,607
AGC, Inc. (a)	27,400	1,174,226
Aisin Corp.	47,300	636,342
Ajinomoto Co., Inc.	47,700	1,723,686
Asahi Group Holdings Ltd.	79,100	753,403
Asahi Kasei Corp.	157,300	1,733,421
Asics Corp.	39,900	1,074,066
Astellas Pharma, Inc.	170,100	2,276,373
Bandai Namco Holdings, Inc.	31,200	726,416
Bridgestone Corp. (a)	110,100	2,310,051
Canon, Inc. (a)	82,200	2,097,421
Capcom Co. Ltd.	20,500	379,917
Central Japan Railway Co.	18,000	384,199
Chiba Bank Ltd.	137,300	2,084,105
Chubu Electric Power Co., Inc.	82,100	1,545,768
Chugai Pharmaceutical Co. Ltd.	44,100	2,044,297
Daiichi Life Group, Inc.	250,500	2,741,204
Daiichi Sankyo Co. Ltd.	139,000	2,230,928
Daikin Industries Ltd.	20,800	3,159,194
Daiwa Securities Group, Inc.	213,500	2,095,919
Denso Corp.	168,100	1,940,351
Disco Corp.	4,700	2,349,928
East Japan Railway Co. (a)	43,300	907,961
Eisai Co. Ltd.	21,800	552,495
Security Description	Shares	Value
ENEOS Holdings, Inc.	328,008	$2,415,786
FANUC Corp.	82,000	3,710,875
Fast Retailing Co. Ltd.	12,300	6,267,116
FUJIFILM Holdings Corp.	122,800	2,631,671
Fujikura Ltd.	80,600	3,093,572
Fujitsu Ltd.	169,500	3,386,350
Furukawa Electric Co. Ltd.	16,000	465,651
Hitachi Ltd.	372,400	10,244,580
Honda Motor Co. Ltd.	261,600	2,382,206
Hoya Corp.	31,100	4,965,667
Idemitsu Kosan Co. Ltd.	73,300	540,307
IHI Corp.	43,500	725,736
Inpex Corp.	82,100	1,649,325
ITOCHU Corp.	519,500	5,926,184
Japan Exchange Group, Inc.	75,000	943,701
Japan Post Bank Co. Ltd.	131,300	2,474,523
Japan Tobacco, Inc. (a)	52,100	1,927,243
JFE Holdings, Inc. (a)	37,000	355,145
Kajima Corp.	76,300	2,756,706
Kansai Electric Power Co., Inc.	77,400	1,088,434
Kao Corp. (a)	86,000	1,705,448
Kawasaki Heavy Industries Ltd.	16,000	287,710
KDDI Corp.	191,800	3,239,446
Keyence Corp.	14,500	7,231,934
Kioxia Holdings Corp. (b)	21,900	12,084,246
Kirin Holdings Co. Ltd. (a)	12,700	219,618
Komatsu Ltd.	89,400	3,455,535
Konami Group Corp.	2,000	217,382
Kubota Corp. (a)	115,700	1,911,782
Kyocera Corp.	181,800	3,983,324
Lasertec Corp. (a)	4,100	1,253,776
LY Corp.	286,600	764,972
M3, Inc.	31,700	354,010
Makita Corp.	34,200	1,218,595
Marubeni Corp.	162,300	4,683,507
Mitsubishi Chemical Group Corp.	174,400	1,210,955
Mitsubishi Corp.	270,200	7,226,946
Mitsubishi Electric Corp.	182,500	6,598,185
Mitsubishi Estate Co. Ltd.	136,918	3,491,925
Mitsubishi Heavy Industries Ltd.	271,800	6,130,865
Mitsubishi UFJ Financial Group, Inc.	857,900	16,928,382
Mitsui & Co. Ltd.	228,100	6,311,433
Mitsui Fudosan Co. Ltd.	138,100	1,273,723
Mizuho Financial Group, Inc.	186,780	8,898,554
MonotaRO Co. Ltd. (a)	12,300	140,426
MS&AD Insurance Group Holdings, Inc.	129,900	3,388,869
Murata Manufacturing Co. Ltd.	173,800	12,185,516
NEC Corp.	108,400	2,617,874
Nexon Co. Ltd. (a)	28,100	370,949
NIDEC Corp.	77,400	1,259,640
Nintendo Co. Ltd.	81,500	3,417,459
Nippon Building Fund, Inc. REIT (a)	255	197,536
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nippon Paint Holdings Co. Ltd. (a)	38,200	$247,498
Nippon Steel Corp.	311,300	1,026,845
Nippon Yusen KK (a)	23,500	754,198
Nissan Motor Co. Ltd. (b)	210,600	388,740
Nitori Holdings Co. Ltd.	24,200	359,519
Nitto Denko Corp.	95,500	1,862,698
Nomura Holdings, Inc.	245,700	2,136,883
Nomura Research Institute Ltd.	11,400	322,097
NTT, Inc.	708,000	631,657
Obayashi Corp.	144,600	2,897,783
Obic Co. Ltd.	11,000	258,748
Olympus Corp.	62,300	651,270
Oriental Land Co. Ltd. (a)	56,200	861,024
ORIX Corp.	135,400	5,122,748
Osaka Gas Co. Ltd.	64,500	2,165,279
Otsuka Holdings Co. Ltd.	23,500	1,562,329
Panasonic Holdings Corp.	208,100	5,764,444
Rakuten Group, Inc. (b)	70,500	326,809
Recruit Holdings Co. Ltd.	98,100	6,838,782
Renesas Electronics Corp.	96,600	2,857,137
Resona Holdings, Inc.	107,700	1,395,577
Ryohin Keikaku Co. Ltd.	800	17,420
Sanrio Co. Ltd. (a)	19,600	132,657
SBI Holdings, Inc.	41,100	667,361
Secom Co. Ltd.	37,100	1,473,728
Seven & i Holdings Co. Ltd.	112,300	1,352,230
Shimano, Inc.	2,900	309,494
Shin-Etsu Chemical Co. Ltd.	146,200	6,304,074
Shionogi & Co. Ltd.	55,900	959,268
Shiseido Co. Ltd. (a)	24,900	401,096
SMC Corp.	4,200	1,842,031
SoftBank Corp.	263,300	337,134
SoftBank Group Corp.	289,100	10,607,004
Sompo Holdings, Inc.	79,400	3,047,514
Sony Financial Group, Inc.	486,500	427,755
Sony Group Corp.	442,600	8,932,337
Subaru Corp.	25,500	374,988
Sumitomo Corp.	304,800	2,905,001
Sumitomo Electric Industries Ltd.	288,800	5,201,154
Sumitomo Mitsui Financial Group, Inc.	233,800	9,129,025
Sumitomo Mitsui Trust Group, Inc.	38,000	1,416,188
Suzuki Motor Corp.	71,800	863,897
Sysmex Corp.	40,700	368,247
T&D Holdings, Inc.	44,800	1,325,049
Takeda Pharmaceutical Co. Ltd.	75,299	2,388,349
TDK Corp.	227,500	4,997,231
Terumo Corp.	91,100	1,252,222
Tokio Marine Holdings, Inc.	150,400	6,664,703
Tokyo Electron Ltd.	35,800	16,994,124
Tokyo Gas Co. Ltd.	43,800	1,649,591
TOPPAN Holdings, Inc.	38,800	1,218,729
Toray Industries, Inc.	217,500	1,508,883
Toyota Motor Corp.	739,100	12,392,232
Security Description	Shares	Value
Toyota Tsusho Corp.	97,200	$3,575,214
Unicharm Corp. (a)	56,400	327,451
Yamaha Motor Co. Ltd. (a)	131,400	992,827
Yokohama Financial Group, Inc.	202,100	2,154,366
ZOZO, Inc.	37,900	267,941
		384,811,930
KUWAIT — 0.1%
Boubyan Bank KSCP	603,000	1,234,029
Kuwait Finance House KSCP	233,475	578,035
Mabanee Co. KPSC	264,918	789,281
		2,601,345
LUXEMBOURG — 0.1%
ArcelorMittal SA	35,763	2,154,789
Eurofins Scientific SE (a)	4,410	345,677
		2,500,466
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	140,000	525,220
Sands China Ltd.	226,000	376,088
		901,308
MALAYSIA — 0.2%
AMMB Holdings Bhd.	405,400	633,329
CIMB Group Holdings Bhd.	599,499	1,089,463
Nestle Malaysia Bhd.	12,300	281,927
Petronas Dagangan Bhd.	79,900	370,352
Press Metal Aluminium Holdings Bhd.	279,300	526,063
Public Bank Bhd.	1,057,600	1,244,998
QL Resources Bhd.	735,350	676,288
Tenaga Nasional Bhd.	342,900	1,200,886
		6,023,306
MEXICO — 0.6%
America Movil SAB de CV (a)	2,474,235	3,207,178
Cemex SAB de CV (a)	1,867,026	2,243,797
Fomento Economico Mexicano SAB de CV (a)	208,544	2,660,842
Fresnillo PLC	3,183	115,797
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	15,126	382,838
Grupo Bimbo SAB de CV (a)	36,510	119,410
Grupo Carso SAB de CV (a)	20,730	155,044
Grupo Financiero Banorte SAB de CV Class O	272,809	2,881,600
Grupo Mexico SAB de CV	261,000	2,961,050
Industrias Penoles SAB de CV	20,715	906,048
Kimberly-Clark de Mexico SAB de CV Class A (a)	366,354	812,012
Southern Copper Corp.	374	65,173
Wal-Mart de Mexico SAB de CV (a)	347,465	1,021,491
		17,532,280
NETHERLANDS — 3.5%
Adyen NV (b) (c)	1,696	1,590,786
Akzo Nobel NV (a)	22,459	1,523,696
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Argenx SE (b)	4,116	$3,818,305
ASM International NV	2,720	3,111,331
ASML Holding NV	29,968	58,979,325
BE Semiconductor Industries NV	3,659	1,201,035
Heineken NV	28,302	2,381,525
ING Groep NV	274,004	8,668,148
Koninklijke Ahold Delhaize NV	96,231	3,874,936
Koninklijke KPN NV	505,240	2,493,098
Koninklijke Philips NV	82,327	2,236,397
Magnum Ice Cream Co. NV (a) (b)	37,042	644,785
Nebius Group NV (a) (b)	12,005	3,315,421
Universal Music Group NV	85,559	1,793,034
Wolters Kluwer NV	24,978	1,611,777
		97,243,599
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd. Class C	34,795	772,130
Meridian Energy Ltd.	284,893	943,197
Xero Ltd. (b)	8,450	422,788
		2,138,115
NORWAY — 0.3%
DNB Bank ASA	61,089	1,819,305
Equinor ASA	89,564	2,837,483
Kongsberg Gruppen ASA	3,111	93,781
Norsk Hydro ASA	169,371	1,537,014
Telenor ASA	86,501	1,239,537
		7,527,120
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	22,408	656,330
Credicorp Ltd.	8,408	3,275,589
		3,931,919
PHILIPPINES — 0.1%
Ayala Corp.	13,420	91,405
Ayala Land, Inc.	531,700	128,225
BDO Unibank, Inc.	105,420	203,557
International Container Terminal Services, Inc.	55,400	803,422
Jollibee Foods Corp.	83,720	183,483
PLDT, Inc. ADR (a)	18,362	321,702
SM Investments Corp.	2,780	26,726
SM Prime Holdings, Inc.	747,500	220,462
		1,978,982
POLAND — 0.2%
Allegro.eu SA (b) (c)	49,921	502,218
Bank Polska Kasa Opieki SA	4,707	286,514
CD Projekt SA (b)	7,739	462,011
Dino Polska SA (b) (c)	14,314	108,150
Erste Bank Polska SA	4,194	719,223
InPost SA (b)	2,108	37,139
KGHM Polska Miedz SA	4,818	424,588
LPP SA	71	345,287
Security Description	Shares	Value
mBank SA (b)	1,977	$717,408
ORLEN SA	31,534	1,062,081
PGE Polska Grupa Energetyczna SA (b)	49,216	123,601
Powszechna Kasa Oszczednosci Bank Polski SA	56,982	1,563,543
Powszechny Zaklad Ubezpieczen SA	11,195	195,436
		6,547,199
PORTUGAL — 0.1%
EDP SA	204,482	1,070,966
Galp Energia SGPS SA	9,490	202,297
Jeronimo Martins SGPS SA	23,901	457,984
		1,731,247
QATAR — 0.1%
Nebras Energy	212,747	836,147
Qatar Islamic Bank QPSC	134,267	805,749
Qatar National Bank QPSC	306,444	1,451,843
		3,093,739
ROMANIA — 0.0% *
NEPI Rockcastle NV	35,622	318,338
RUSSIA — 0.0%
Surgutneftegas PJSC ADR (b) (d)	139,649	—
SAUDI ARABIA — 0.7%
ACWA Power Co. (b)	11,340	585,532
Al Rajhi Bank	185,524	3,254,027
Alinma Bank	110,209	716,892
Almarai Co. JSC	33,985	411,380
Bank AlBilad	146,834	953,178
Bank Al-Jazira	139,658	431,553
Banque Saudi Fransi	97,114	501,440
Bupa Arabia for Cooperative Insurance Co.	15,912	740,713
Dar Al Arkan Real Estate Development Co. (b)	90,089	431,838
Dr. Sulaiman Al Habib Medical Services Group Co.	9,599	541,624
Etihad Etisalat Co.	63,884	1,027,837
Jarir Marketing Co.	280,489	1,251,197
Riyad Bank	128,098	678,812
SABIC Agri-Nutrients Co.	16,424	541,172
Saudi Arabian Mining Co. (b)	94,336	1,491,419
Saudi Arabian Oil Co. (c)	184,971	1,285,916
Saudi Awwal Bank	74,528	641,894
Saudi Basic Industries Corp.	34,330	471,019
Saudi National Bank	181,628	1,868,875
Saudi Telecom Co.	101,864	1,172,309
		18,998,627
SINGAPORE — 1.4%
CapitaLand Ascendas REIT	98,039	188,733
CapitaLand Integrated Commercial Trust REIT	183,160	335,606
CapitaLand Investment Ltd.	467,456	899,892
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
DBS Group Holdings Ltd.	228,884	$11,572,936
Grab Holdings Ltd. Class A (b)	139,856	527,257
Oversea-Chinese Banking Corp. Ltd.	247,400	4,741,618
Sea Ltd. ADR (b)	26,769	2,565,273
Singapore Exchange Ltd.	249,500	4,644,911
Singapore Telecommunications Ltd.	949,100	3,235,943
STMicroelectronics NV	48,340	3,564,177
United Overseas Bank Ltd.	211,129	6,489,999
		38,766,345
SOUTH AFRICA — 1.0%
Absa Group Ltd.	33,418	464,712
Anglo American PLC	89,910	4,411,740
Bid Corp. Ltd.	25,906	705,895
Bidvest Group Ltd.	31,523	460,574
Capitec Bank Holdings Ltd.	8,279	2,399,410
Discovery Ltd.	89,357	1,440,561
FirstRand Ltd.	399,968	2,373,453
Gold Fields Ltd.	75,782	2,547,413
Harmony Gold Mining Co. Ltd.	34,949	533,084
Impala Platinum Holdings Ltd.	66,784	700,845
MTN Group Ltd.	140,163	1,948,599
Naspers Ltd. Class N	69,719	3,490,714
Nedbank Group Ltd.	20,807	342,700
Remgro Ltd.	43,197	519,207
Sanlam Ltd.	253,608	1,365,212
Sasol Ltd. (b)	38,161	376,395
Sibanye Stillwater Ltd.	152,319	323,597
Standard Bank Group Ltd.	124,255	2,449,241
Valterra Platinum Ltd.	16,554	1,117,471
		27,970,823
SOUTH KOREA — 7.7%
Alteogen, Inc.	3,057	712,307
Celltrion, Inc.	13,568	1,517,675
Delivery Hero SE (b) (c)	14,277	587,624
Doosan Enerbility Co. Ltd. (b)	28,888	1,618,459
Ecopro BM Co. Ltd.	728	66,959
Ecopro Co. Ltd.	6,981	480,330
Hana Financial Group, Inc.	27,137	2,007,294
Hanmi Semiconductor Co. Ltd.	5,319	880,606
Hanwha Aerospace Co. Ltd.	2,543	1,633,180
Hanwha Ocean Co. Ltd. (b)	6,922	448,123
Hanwha Systems Co. Ltd.	1,121	52,819
HD Hyundai Co. Ltd.	11,179	1,439,496
HD Hyundai Electric Co. Ltd.	1,479	927,895
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,684	1,284,064
Hyosung Heavy Industries Corp.	277	614,681
Hyundai Mobis Co. Ltd.	4,702	1,517,460
Hyundai Motor Co.	12,950	4,137,514
Hyundai Rotem Co. Ltd.	4,043	451,455
Kakao Corp.	21,589	481,443
KB Financial Group, Inc.	31,884	3,272,159
Kia Corp.	21,965	1,956,477
Security Description	Shares	Value
Korea Aerospace Industries Ltd.	9,414	$889,569
Korea Electric Power Corp. ADR (a)	51,214	619,689
Krafton, Inc.	2,217	337,709
KT&G Corp.	14,036	1,537,410
LG Chem Ltd.	3,072	555,193
LG Electronics, Inc.	12,695	1,663,387
LG Energy Solution Ltd. (b)	2,669	623,622
LS Electric Co. Ltd.	2,197	337,498
Meritz Financial Group, Inc. (b)	7,440	507,109
Mirae Asset Securities Co. Ltd.	2,115	58,359
NAVER Corp.	12,743	1,636,776
POSCO Holdings, Inc. ADR (a)	24,041	1,235,227
Samsung Biologics Co. Ltd. (b) (c)	726	651,821
Samsung C&T Corp.	5,447	1,647,144
Samsung Electro-Mechanics Co. Ltd.	3,377	4,760,452
Samsung Electronics Co. Ltd. GDR	14,995	80,823,050
Samsung Electronics Co. Ltd. Preference Shares	32,834	4,492,873
Samsung Fire & Marine Insurance Co. Ltd.	3,174	1,266,076
Samsung Heavy Industries Co. Ltd. (b)	52,393	787,941
Samsung SDI Co. Ltd. (b)	3,837	1,206,105
Shinhan Financial Group Co. Ltd.	41,275	2,552,214
SK Hynix, Inc.	41,621	71,190,634
SK Innovation Co. Ltd. (b)	5,363	328,502
SK Square Co. Ltd.	6,602	7,231,391
SK, Inc.	3,827	2,060,103
		215,087,874
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	33,025	4,859,388
Aena SME SA (c)	11,372	346,623
Amadeus IT Group SA (a)	27,281	1,593,204
Banco Bilbao Vizcaya Argentaria SA	472,681	11,818,903
Banco de Sabadell SA	218,082	772,684
Banco Santander SA	1,202,670	16,615,654
CaixaBank SA	293,738	4,159,263
Cellnex Telecom SA (b) (c)	28,008	837,364
Grifols SA (a)	14,926	152,901
Iberdrola SA	595,448	14,868,142
Industria de Diseno Textil SA	99,904	6,295,820
Repsol SA (a)	125,309	3,153,280
Telefonica SA (a)	329,376	1,324,040
		66,797,266
SWEDEN — 1.9%
Assa Abloy AB Class B	116,529	4,122,640
Atlas Copco AB Class A	201,549	4,084,855
Atlas Copco AB Class B	386,384	6,854,836
Beijer Ref AB Class B (a)	20,909	306,781
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Boliden AB	9,012	$509,163
Epiroc AB Class B	96,595	2,243,668
EQT AB (a)	18,339	519,199
Essity AB Class B	29,446	834,564
Evolution AB (a) (b) (c)	12,608	866,575
Fastighets AB Balder Class B (a) (b)	32,796	175,262
H & M Hennes & Mauritz AB Class B (a)	67,742	1,166,813
Hexagon AB Class B	80,100	663,103
Industrivarden AB Class A	2,445	137,305
Investor AB Class B	105,578	4,391,379
Lifco AB Class B	11,188	366,916
Nibe Industrier AB Class B (a)	107,034	398,358
Saab AB Class B	20,184	1,048,601
Sagax AB Class B (a)	5,475	87,232
Sandvik AB	109,131	4,509,280
Securitas AB Class B	114,800	1,888,394
Skandinaviska Enskilda Banken AB Class A	100,099	1,995,123
Skanska AB Class B	72,320	1,936,873
SKF AB Class B	47,555	1,222,515
Svenska Cellulosa AB SCA Class B	2,967	30,381
Svenska Handelsbanken AB Class A	24,962	367,796
Swedbank AB Class A	79,043	2,956,512
Swedish Orphan Biovitrum AB (b)	7,124	340,074
Tele2 AB Class B	79,932	1,392,883
Telefonaktiebolaget LM Ericsson Class B	280,820	3,138,067
Telia Co. AB	175,422	855,708
Volvo AB Class B	124,774	4,248,026
		53,658,882
SWITZERLAND — 3.8%
ABB Ltd.	155,605	16,894,422
Chocoladefabriken Lindt & Spruengli AG	58	675,882
Cie Financiere Richemont SA Class A	43,178	9,985,565
DSM-Firmenich AG (a)	18,702	1,774,706
Galderma Group AG	14,292	3,258,289
Geberit AG	4,872	3,260,281
Givaudan SA	899	3,811,541
Julius Baer Group Ltd.	16,110	1,394,010
Kuehne & Nagel International AG (a)	6,567	1,595,244
Logitech International SA	7,416	696,322
Lonza Group AG	5,778	3,909,542
Nestle SA	194,412	20,023,243
Partners Group Holding AG	639	524,572
Sandoz Group AG	31,842	2,886,366
SGS SA	19,109	2,220,164
Sika AG	10,348	2,139,130
Sonova Holding AG	2,661	633,705
Security Description	Shares	Value
Straumann Holding AG	3,541	$467,070
Swatch Group AG Class BR, Bearer Shares (a)	5,106	1,250,785
Swiss Life Holding AG	2,114	2,331,388
UBS Group AG	258,737	12,849,444
VAT Group AG (c)	1,434	1,255,428
Zurich Insurance Group AG	14,068	10,439,602
		104,276,701
TAIWAN — 9.1%
Accton Technology Corp.	53,000	4,150,958
Advantech Co. Ltd.	40,644	627,716
Alchip Technologies Ltd.	4,000	524,854
ASE Technology Holding Co. Ltd.	242,000	5,165,665
Asia Vital Components Co. Ltd.	17,000	1,347,449
ASPEED Technology, Inc.	1,000	517,791
Asustek Computer, Inc. (b)	42,000	922,889
Caliway Biopharmaceuticals Co. Ltd. Class C (b)	53,000	166,038
Catcher Technology Co. Ltd.	43,000	282,109
Cathay Financial Holding Co. Ltd.	471,109	1,453,707
Chailease Holding Co. Ltd.	110,055	405,928
China Airlines Ltd.	681,000	506,638
China Steel Corp.	749,000	442,020
Chroma ATE, Inc.	11,000	745,845
Chunghwa Telecom Co. Ltd. ADR (a)	56,069	2,481,614
CTBC Financial Holding Co. Ltd.	896,558	1,998,199
Delta Electronics, Inc.	202,785	12,412,875
E Ink Holdings, Inc.	56,000	377,066
E.Sun Financial Holding Co. Ltd.	1,557,880	1,684,710
Elite Material Co. Ltd.	13,000	2,199,551
eMemory Technology, Inc.	7,000	642,726
Evergreen Marine Corp. Taiwan Ltd.	68,400	396,145
Far EasTone Telecommunications Co. Ltd.	110,000	362,563
First Financial Holding Co. Ltd.	522,722	537,383
Formosa Plastics Corp.	424,000	725,378
Fortune Electric Co. Ltd.	10,230	249,195
Fubon Financial Holding Co. Ltd.	628,623	2,555,418
Global Unichip Corp.	7,000	1,064,618
Globalwafers Co. Ltd.	28,000	883,336
Hon Hai Precision Industry Co. Ltd. GDR (a)	510,279	8,215,492
Hon Precision, Inc.	4,000	812,393
Hotai Motor Co. Ltd.	14,280	208,665
Jentech Precision Industrial Co. Ltd.	4,000	430,681
KGI Financial Holding Co. Ltd.	937,989	845,048
King Slide Works Co. Ltd.	2,000	462,072
Largan Precision Co. Ltd.	7,000	942,665
Lite-On Technology Corp.	130,000	905,938
MediaTek, Inc.	102,000	13,591,889
Mega Financial Holding Co. Ltd.	663,445	960,081
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MPI Corp.	4,000	$764,679
Novatek Microelectronics Corp.	45,000	755,733
Pegatron Corp.	48,000	126,266
PharmaEssentia Corp.	25,523	1,073,590
President Chain Store Corp.	35,000	245,005
Quanta Computer, Inc.	212,000	2,448,982
Realtek Semiconductor Corp.	42,000	1,062,640
Taiwan Cooperative Financial Holding Co. Ltd.	580,771	453,037
Taiwan Mobile Co. Ltd.	110,000	402,273
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	313,227	149,587,818
TS Financial Holding Co. Ltd.	1,338,283	1,396,823
Unimicron Technology Corp.	87,939	2,953,706
Uni-President Enterprises Corp.	453,000	1,059,391
United Microelectronics Corp. ADR (b)	245,331	6,675,456
Vanguard International Semiconductor Corp.	105,877	717,889
Wan Hai Lines Ltd. (b)	51,635	128,372
Wistron Corp. (b)	128,000	636,856
Wiwynn Corp.	8,000	1,163,970
Yageo Corp.	141,384	5,059,494
Yang Ming Marine Transport Corp.	125,000	204,040
Zhen Ding Technology Holding Ltd.	127,000	2,511,575
		252,632,903
THAILAND — 0.3%
Advanced Info Service PCL	65,300	721,395
Airports of Thailand PCL	157,200	304,032
Bangkok Dusit Medical Services PCL Class F	523,600	304,194
Bumrungrad Hospital PCL	10,900	61,685
Central Pattana PCL	91,000	183,531
Charoen Pokphand Foods PCL	78,900	46,551
CP ALL PCL	261,700	368,281
Delta Electronics Thailand PCL	321,000	3,140,380
Gulf Development PCL	235,600	436,158
Krung Thai Bank PCL	99,100	113,358
Minor International PCL	192,800	143,350
PTT PCL	1,272,420	1,359,730
SCB X PCL	32,000	142,563
Siam Cement PCL	37,800	277,636
TMBThanachart Bank PCL	1,792,100	132,706
True Corp. PCL	457,100	177,498
		7,913,048
TURKEY — 0.2%
Akbank TAS	405,554	669,324
Aselsan Elektronik Sanayi Ve Ticaret AS	411,849	3,045,469
BIM Birlesik Magazalar AS	65,911	515,995
Ford Otomotiv Sanayi AS	42,799	77,561
KOC Holding AS	34,778	144,239
Turk Hava Yollari AO	33,088	231,199
Security Description	Shares	Value
Turkiye Is Bankasi AS Class C	1,427,589	$453,164
Yapi ve Kredi Bankasi AS (b)	165,286	142,204
		5,279,155
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	286,637	1,128,520
Abu Dhabi Islamic Bank PJSC	269,626	1,518,172
Aldar Properties PJSC	542,713	1,223,515
Dubai Islamic Bank PJSC	308,295	625,362
Emaar Properties PJSC	522,350	1,695,300
Emirates NBD Bank PJSC	115,760	931,690
Emirates Telecommunications Group Co. PJSC	237,079	1,239,375
First Abu Dhabi Bank PJSC	308,528	1,428,079
		9,790,013
UNITED KINGDOM — 6.8%
3i Group PLC	98,294	3,243,251
Admiral Group PLC	2,272	107,352
Associated British Foods PLC	13,375	352,554
AstraZeneca PLC	113,447	21,230,714
Autotrader Group PLC (c)	72,603	480,944
Aviva PLC	223,528	1,928,996
BAE Systems PLC	277,436	6,790,101
Barclays PLC	1,276,680	8,584,198
Barratt Redrow PLC	49,927	186,273
British American Tobacco PLC	160,454	9,960,254
BT Group PLC	611,642	1,543,234
Centrica PLC	105,854	240,035
CK Hutchison Holdings Ltd.	140,532	1,187,221
Compass Group PLC	164,469	5,312,349
Diageo PLC	179,153	3,620,211
Entain PLC	34,771	257,977
GSK PLC	304,827	8,014,757
HSBC Holdings PLC	1,388,585	26,369,621
Imperial Brands PLC	56,950	2,108,117
J Sainsbury PLC	223,289	947,760
JD Sports Fashion PLC	79,644	89,555
Kingfisher PLC	69,368	260,738
Land Securities Group PLC REIT	112,510	972,131
Legal & General Group PLC	101,276	384,437
Lloyds Banking Group PLC	4,520,430	6,665,708
London Stock Exchange Group PLC	28,866	3,127,056
M&G PLC	153,376	684,396
Melrose Industries PLC	43,410	273,618
National Grid PLC	433,392	7,178,736
NatWest Group PLC	446,381	3,951,700
Next PLC	16,706	3,225,067
Pearson PLC	92,275	1,464,764
Reckitt Benckiser Group PLC	50,144	3,268,447
RELX PLC	146,552	4,602,131
Rentokil Initial PLC	110,381	624,982
Rolls-Royce Holdings PLC	700,082	13,422,982
Sage Group PLC	168,247	1,822,175
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Segro PLC REIT	112,296	$1,304,440
Severn Trent PLC	41,757	1,638,273
Smith & Nephew PLC	111,742	1,617,315
Smiths Group PLC	33,431	1,135,904
SSE PLC	125,137	4,045,903
Standard Chartered PLC	205,601	5,569,558
Tesco PLC	471,263	2,869,093
Unilever PLC	164,634	9,893,056
United Utilities Group PLC	98,071	1,703,855
Vodafone Group PLC	1,862,514	2,462,132
Whitbread PLC	21,560	684,196
Wise Group PLC Class A (b)	40,575	486,940
		187,895,207
UNITED STATES — 4.5%
Alcon AG	38,701	2,619,568
AP Moller - Maersk AS Class B	731	1,737,495
BeOne Medicines Ltd. Class H (b)	60,671	1,318,321
BP PLC	1,309,552	8,118,674
Experian PLC	84,924	2,866,350
Ferrovial NV	57,020	3,910,154
GFL Environmental, Inc. (a)	13,704	503,728
Haleon PLC	381,063	1,758,547
Holcim AG	30,905	2,792,235
InterContinental Hotels Group PLC	14,293	2,461,969
JBS NV Class A	42,106	498,956
Legend Biotech Corp. ADR (b)	7,824	225,957
Monday.com Ltd. (b)	2,797	202,475
Novartis AG	139,297	21,858,569
Octave Intelligence PLC SDR (a) (b)	8,008	129,410
Qiagen NV	256	9,922
Roche Holding AG	55,255	22,796,583
Sanofi SA	80,650	6,922,913
Schneider Electric SE	44,761	14,605,418
Shell PLC	429,736	16,728,857
Spotify Technology SA (b)	11,586	5,319,480
Stellantis NV (a) (b)	140,943	801,753
Sunbelt Rentals Holdings, Inc.	25,427	1,854,788
Swiss Re AG	29,585	4,712,915
		124,755,037
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	58,868	1,607,434
TOTAL COMMON STOCKS (Cost $1,814,169,767)		2,759,731,903
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Axia Energia SA, (b)	27	267
Security Description	Shares	Value
Axia Energia SA Class C, Preference Shares (b)	27,932	$286,073
		286,340
TOTAL PREFERRED STOCKS (Cost $172,882)		286,340
RIGHTS — 0.0% *
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (b) (Cost $70,372)	33,025	69,360
WARRANTS — 0.0% *
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (d)	1,374	—
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (b)	46,640	6,177
YTL Power International Bhd. (expiring 06/02/28) (b)	30,900	13,110
		19,287
TOTAL WARRANTS (Cost $0)		19,287
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	11,126,424	11,126,424
State Street Navigator Securities Lending Portfolio II (g) (h)	47,865,891	47,865,891
TOTAL SHORT-TERM INVESTMENTS (Cost $58,992,315)		58,992,315
TOTAL INVESTMENTS — 101.3% (Cost $1,873,405,336)		2,819,099,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(36,183,285)
NET ASSETS — 100.0%		$2,782,915,920

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.4% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	76	09/18/2026	$6,698,134	$6,677,740	$(20,394)
MSCI EAFE Index (long)	50	09/18/2026	7,843,225	7,863,250	20,025
S&P/TSX 60 Index (long)	2	09/17/2026	579,198	579,581	383
					$14
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,751,652,175	$8,079,728	$0 (a)	$2,759,731,903
Preferred Stocks	286,073	267	—	286,340
Rights	69,360	—	—	69,360
Warrants	—	19,287	—	19,287
Short-Term Investments	58,992,315	—	0 (a)	58,992,315
TOTAL INVESTMENTS	$2,810,999,923	$8,099,282	$0	$2,819,099,205
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$20,408	$—	$—	$20,408
Futures Contracts - Unrealized Depreciation	(20,394)	—	—	(20,394)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$14	$—	$—	$14

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,534,679	$4,534,679	$134,395,463	$127,803,718	$—	$—	11,126,424	$11,126,424	$175,892
State Street Navigator Securities Lending Portfolio II	67,869,177	67,869,177	304,462,941	324,466,227	—	—	47,865,891	47,865,891	288,254
Total		$72,403,856	$438,858,404	$452,269,945	$—	$—		$58,992,315	$464,146
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.8%
4DMedical Ltd. (a) (b)	14,578	$45,751
Alpha HPA Ltd. (a) (b)	112,994	50,883
AMP Ltd.	105,948	117,808
Anglogold Ashanti PLC	8,883	719,653
ANZ Group Holdings Ltd.	28,538	698,909
Arafura Rare Earths Ltd. (a) (b)	179,393	30,449
Aristocrat Leisure Ltd.	9,096	386,106
AUB Group Ltd.	1,845	36,608
Aussie Broadband Ltd. (b)	14,936	51,014
Bellevue Gold Ltd. (a)	101,224	85,205
BHP Group Ltd. (b)	48,078	1,978,521
Brambles Ltd.	79,017	1,066,393
Capricorn Metals Ltd.	4,447	38,942
Catalyst Metals Ltd. (a)	9,820	34,221
Catapult Sports Ltd. (a) (b)	28,637	60,908
Centuria Capital Group REIT (b)	49,251	65,854
Clarity Pharmaceuticals Ltd. (a)	3,552	5,266
Codan Ltd.	1,773	54,219
Coles Group Ltd.	36,101	609,513
Commonwealth Bank of Australia (b)	14,493	1,652,908
Computershare Ltd.	8,504	225,529
CSL Ltd.	12,289	976,876
Deep Yellow Ltd. (a) (b)	53,035	51,256
Deterra Royalties Ltd.	13,203	42,991
Develop Global Ltd. (a) (b)	8,392	37,151
DroneShield Ltd. (a) (b)	27,705	46,450
Electro Optic Systems Holdings Ltd. (a) (b)	4,497	32,090
Elevra Lithium Ltd. (a)	5,427	36,094
Emerald Resources NL (a)	14,681	55,839
Endeavour Group Ltd. (b)	13,644	30,721
Evolution Mining Ltd.	33,295	271,035
Firefinch Ltd. (a) (b) (c)	22,838	316
Fortescue Ltd. (b)	56,700	752,246
Genesis Minerals Ltd. (a) (b)	56,135	202,619
Glencore PLC (a)	62,139	423,751
Harvey Norman Holdings Ltd. (b)	9,154	30,568
Helia Group Ltd.	13,717	52,647
HMC Capital Ltd. REIT (b)	24,636	50,691
Iluka Resources Ltd. (b)	13,203	64,670
Ingenia Communities Group REIT	22,590	69,175
Insurance Australia Group Ltd.	176,284	988,028
IperionX Ltd. (a) (b)	7,847	22,181
IREN Ltd. (a)	4,881	223,208
Lendlease Corp. Ltd. Stapled Security (b)	93,205	208,569
Liontown Ltd. (a) (b)	24,011	28,030
Lynas Rare Earths Ltd. (a) (b)	8,285	103,662
Macquarie Group Ltd.	16,273	2,821,753
Mader Group Ltd. (b)	7,896	43,325
Megaport Ltd. (a) (b)	15,245	227,922
Mesoblast Ltd. (a) (b)	30,869	41,810
Security Description	Shares	Value
Metcash Ltd. (b)	17,928	$36,641
Mineral Resources Ltd. (a)	1,200	51,603
Nanosonics Ltd. (a) (b)	24,200	55,830
National Australia Bank Ltd.	35,186	922,908
Netwealth Group Ltd.	2,041	29,072
Neuren Pharmaceuticals Ltd. (a) (b)	5,662	69,627
nib holdings Ltd. (b)	7,941	38,841
Northern Star Resources Ltd.	22,302	292,793
Nufarm Ltd. (a) (b)	2,672	5,017
Objective Corp. Ltd. (b)	7,566	53,990
Ora Banda Mining Ltd. (a)	62,816	45,912
Origin Energy Ltd.	58,741	446,839
Orora Ltd. (b)	6,557	6,292
Paladin Energy Ltd. (a) (b) (d)	4,357	28,072
Paladin Energy Ltd. (a) (b) (d)	7,200	47,856
Pantoro Gold Ltd. (a) (b)	6,604	10,569
Perseus Mining Ltd.	22,000	73,160
PLS Group Ltd. (a) (b)	28,579	99,394
Pro Medicus Ltd. (b)	4,877	687,346
QBE Insurance Group Ltd.	27,721	483,777
Ramelius Resources Ltd.	47,874	96,848
Region Group REIT	1,177,248	1,900,342
Regis Resources Ltd.	7,580	31,666
Resolute Mining Ltd. (a)	15,567	10,192
Rio Tinto Ltd. (b)	1,862	222,537
Rio Tinto PLC	25,078	2,370,540
Santos Ltd.	49,444	246,977
Scentre Group REIT	82,517	220,668
Sigma Healthcare Ltd. (b)	85,145	162,218
Silex Systems Ltd. (a)	13,981	51,336
SiteMinder Ltd. (a) (b)	23,997	67,830
Sonic Healthcare Ltd. (b)	43,720	630,319
South32 Ltd. (b)	24,210	65,486
Suncorp Group Ltd.	49,265	658,383
Superloop Ltd. (a)	23,468	53,653
Telix Pharmaceuticals Ltd. (a) (b)	15,039	172,747
Telstra Group Ltd.	64,573	227,260
Temple & Webster Group Ltd. (a) (b)	13,575	58,309
Transurban Group Stapled Security (b)	81,460	811,542
Treasury Wine Estates Ltd. (b)	13,160	43,398
Tuas Ltd. (a)	6,464	10,166
Vault Minerals Ltd.	38,678	111,740
Vicinity Ltd. REIT	321,457	574,580
Vulcan Energy Resources Ltd. (a) (b)	15,829	33,447
WA1 Resources Ltd. (a)	3,849	30,399
Wesfarmers Ltd.	36,101	2,260,974
Westgold Resources Ltd.	29,493	96,034
Westpac Banking Corp. (b)	56,027	1,366,694
Woodside Energy Group Ltd. (b)	30,926	604,414
Woolworths Group Ltd. (b)	13,644	378,386
Zip Co. Ltd. (a) (b)	95,761	214,952
		33,219,910
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
AUSTRIA — 0.1%
DO & Co. AG	3,463	$859,157
Kontron AG (a)	2,202	58,457
OMV AG	7,450	469,745
		1,387,359
BAHAMAS — 0.0% *
OneSpaWorld Holdings Ltd.	6,547	184,887
BELGIUM — 0.2%
Anheuser-Busch InBev SA	14,054	1,167,497
Cenergy Holdings SA	34	894
KBC Group NV	4,002	545,856
Liberty Global Ltd. Class C (a)	18,876	207,636
Solvay SA	5,315	159,694
Syensqo SA (b)	5,315	392,551
UCB SA	6,060	1,815,240
Viohalco SA	796	17,473
		4,306,841
BRAZIL — 0.6%
Afya Ltd. Class A (b)	1,207	17,912
Ambev SA ADR (b)	120,161	377,306
Banco Bradesco SA ADR	170,436	591,413
Banco BTG Pactual SA	1,591	16,626
Braskem SA Class A, Preference Shares (a)	17,122	21,039
Brava Energia	12,436	46,371
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,804	7,769
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	36,498	209,006
Cia de Saneamento de Minas Gerais Copasa MG	7,835	90,718
Cia De Saneamento do Parana Sanepar	11,434	81,868
Cia Energetica de Minas Gerais ADR	26,569	55,795
Cia Siderurgica Nacional SA ADR (a) (b)	59,055	54,035
Cosan SA (a)	14,647	10,470
Cury Construtora e Incorporadora SA	8,200	55,544
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,016	35,651
Direcional Engenharia SA	14,794	39,786
Embraer SA	16,686	263,864
ERO Copper Corp. (a) (b)	920	24,557
Gerdau SA ADR	67,154	271,302
Iguatemi SA	28,541	138,791
Inter & Co., Inc. Class A	1,207	6,554
Itau Unibanco Holding SA ADR	130,226	1,063,946
Karoon Energy Ltd.	14,643	14,760
MBRF Global Foods Co. SA	4,135	14,404
MercadoLibre, Inc. (a)	794	1,347,728
Minerva SA	27,051	19,390
Security Description	Shares	Value
NU Holdings Ltd. Class A (a)	44,830	$598,929
Orizon Valorizacao de Residuos SA (a)	17,067	260,855
Pagseguro Digital Ltd. Class A	1,784	16,145
Petroleo Brasileiro SA - Petrobras ADR (d)	74,539	1,091,251
Petroleo Brasileiro SA - Petrobras ADR (d)	30,408	491,393
Petroreconcavo SA	10,165	19,600
Pluxee NV	10,639	139,516
PRIO SA (a)	89,141	898,135
Sigma Lithium Corp. (a)	9,241	116,899
StoneCo Ltd. Class A	5,352	58,016
TOTVS SA	2,265	12,559
Tres Tentos Agroindustrial SA	7,768	22,662
Vale SA ADR	92,205	1,386,763
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,200	2,823
Wheaton Precious Metals Corp.	11,017	1,238,874
Yara International ASA	6,673	293,611
		11,524,636
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a)	7,572	120,138
CANADA — 2.9%
Advantage Energy Ltd. (a)	2,738	19,897
Agnico Eagle Mines Ltd.	5,391	837,329
Alamos Gold, Inc. Class A	1,724	52,252
Algonquin Power & Utilities Corp. (b)	19,424	114,182
Allied Gold Corp. (a)	465	11,045
Allied Properties Real Estate Investment Trust	1,844	12,802
Almonty Industries, Inc. (a) (b)	1,744	28,838
Altius Minerals Corp.	573	25,654
Americas Gold & Silver Corp. (a)	4,149	19,623
AtkinsRealis Group, Inc.	9,758	605,804
Aurinia Pharmaceuticals, Inc. (a)	10,982	186,365
Avino Silver & Gold Mines Ltd. (a)	10,664	67,573
B2Gold Corp. (b)	16,620	62,321
Bank of Montreal (b)	9,755	1,723,549
Bank of Nova Scotia	11,912	1,034,990
Barrick Mining Corp.	15,778	579,963
Bausch Health Cos., Inc. (a)	1,022	5,035
Birchcliff Energy Ltd. (b)	6,089	26,566
BlackBerry Ltd. (a) (b)	8,475	106,987
Bombardier, Inc. Class B (a)	2,295	528,218
Brookfield Asset Management Ltd. Class A (b)	9,602	430,576
Brookfield Corp.	56,462	2,408,117
Brookfield Wealth Solutions Ltd. (b)	482	20,534
BTQ Technologies Corp. (a) (b)	18,977	102,192
Cameco Corp.	14,986	1,526,961
Canada Goose Holdings, Inc. (a) (b)	2,612	24,725
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (b)	8,437	$971,229
Canadian National Railway Co.	17,112	2,041,379
Canadian Natural Resources Ltd.	34,124	1,349,807
Canadian Pacific Kansas City Ltd.	17,998	1,559,848
Canadian Tire Corp. Ltd. Class A (b)	4,315	594,139
Celestica, Inc. (a)	1,323	482,332
Cenovus Energy, Inc. (b)	27,248	675,846
CES Energy Solutions Corp.	2,345	27,388
Champion Iron Ltd. (b)	9,225	25,053
Collective Mining Ltd. (a)	5,751	70,735
Constellation Software, Inc.	100	188,194
Cronos Group, Inc. (a) (b)	3,446	9,521
Defi Technologies, Inc. (a) (b)	35,474	19,253
Denison Mines Corp. (a) (b)	36,443	111,737
Discovery Silver Corp. (a) (b)	24,712	147,706
DPM Metals, Inc. (b)	3,652	118,563
D-Wave Quantum, Inc. (a) (b)	6,138	147,251
Enbridge, Inc.	23,396	1,268,290
Endeavour Silver Corp. (a)	10,027	83,184
Enerflex Ltd.	2,145	52,659
EQB, Inc. (b)	480	44,997
Equinox Gold Corp. (b)	22,833	222,416
First Majestic Silver Corp. (d)	22,520	382,225
First Majestic Silver Corp. (d)	12,773	216,630
Fortuna Mining Corp. (a)	7,968	67,338
G Mining Ventures Corp. (a) (b)	2,150	62,935
George Weston Ltd.	3,545	254,365
GoGold Resources, Inc. (a)	25,438	57,017
Headwater Exploration, Inc.	1,421	11,849
IGM Financial, Inc. (b)	6,632	370,130
Imperial Oil Ltd. (b)	12,331	1,384,201
Jamieson Wellness, Inc. (e)	3,434	100,884
Just Energy Group, Inc. (a) (b) (c)	352	—
K92 Mining, Inc. (a)	5,280	82,843
Kinaxis, Inc. (a)	448	48,082
Kinross Gold Corp.	36,603	866,346
Lightspeed Commerce, Inc. (a)	8,820	92,319
Lithium Americas Corp. (a) (b)	17,575	67,637
Loblaw Cos. Ltd.	55,130	2,500,133
Manulife Financial Corp.	31,303	1,269,109
MDA Space Ltd. (a) (b)	3,929	162,283
Meren Energy, Inc.	34,473	46,895
MTY Food Group, Inc. (b)	6,969	184,645
National Bank of Canada (b)	23,398	3,692,720
NexGen Energy Ltd. (a) (b)	61,303	575,546
Northern Dynasty Minerals Ltd. (a)	19,745	37,716
Novagold Resources, Inc. (a)	3,883	23,209
Nutrien Ltd. (b)	9,250	582,546
Onex Corp. (b)	14,632	1,093,829
Orla Mining Ltd. (b)	7,809	76,342
Pan American Silver Corp.	7,766	348,026
Security Description	Shares	Value
Rogers Communications, Inc. Class B	24,989	$812,682
Royal Bank of Canada	21,524	4,455,449
Shopify, Inc. Class A (a) (b)	18,940	2,166,135
Skeena Resources Ltd. (a) (b)	9,105	242,586
Slate Grocery REIT Class U,	24,312	297,485
Solaris Resources, Inc. (a)	2,947	24,781
South Bow Corp. (b)	3,184	112,122
Southern Cross Gold Consolidated Ltd. (a)	1,844	11,412
SSR Mining, Inc. (a)	3,372	95,307
Sun Life Financial, Inc.	24,197	1,899,091
Suncor Energy, Inc.	34,405	1,850,292
TC Energy Corp. (b)	16,250	1,075,736
Teck Resources Ltd. Class B	7,423	441,953
TELUS Corp.	97,363	1,029,389
TerraVest Industries, Inc. (b)	529	43,286
Tilray Brands, Inc. (a) (b) (d)	2,997	13,457
Tilray Brands, Inc. (a) (b) (d)	3,015	13,558
TMC the metals Co., Inc. (a) (b)	7,034	31,161
Torex Gold Resources, Inc.	1,352	53,794
Toronto-Dominion Bank	28,692	3,487,329
TransAlta Corp.	38,385	530,829
Trekor Metals Ltd. (a) (b)	21,074	145,271
Trilogy Metals, Inc. (a) (b)	12,711	44,616
Triple Flag Precious Metals Corp. (b)	831	24,888
Vizsla Silver Corp. (a) (b)	23,433	76,968
Voyager Digital Ltd. (a)	6,606	—
Well Health Technologies Corp. (a) (b)	3,181	9,282
Wesdome Gold Mines Ltd. (a) (b)	15,952	273,784
Whitecap Resources, Inc. (b)	11,608	120,519
		54,814,587
CHILE — 0.0% *
Aguas Andinas SA Class A	29,518	10,568
Cia Cervecerias Unidas SA	903	4,994
Embotelladora Andina SA Class B, Preference Shares	39,875	198,490
Enel Chile SA ADR	7,457	33,557
Inversiones Aguas Metropolitanas SA	12,992	13,034
Lundin Mining Corp.	501	12,204
Parque Arauco SA	14,356	60,172
Sociedad Quimica y Minera de Chile SA ADR	1,783	132,013
Vina Concha y Toro SA	5,749	5,362
		470,394
CHINA — 2.2%
360 Security Technology, Inc. Class A	17,400	22,276
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,400	31,691
3SBio, Inc. (e)	8,500	18,307
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
AAC Technologies Holdings, Inc.	2,500	$13,613
Abbisko Cayman Ltd. (a)	8,000	10,967
Accelink Technologies Co. Ltd. Class A (a)	3,100	117,341
AECC Aviation Power Co. Ltd. Class A	7,000	39,537
Agricultural Bank of China Ltd. Class H	486,000	330,939
AK Medical Holdings Ltd. (e)	28,000	18,317
Akeso, Inc. (a) (b) (e)	14,000	157,191
Alibaba Group Holding Ltd.	251,400	2,976,580
Alibaba Group Holding Ltd. ADR	3,504	336,314
Alibaba Health Information Technology Ltd. (a) (b)	86,000	33,777
Alphamab Oncology (a) (e)	7,000	6,204
Aluminum Corp. of China Ltd. Class A	9,900	11,989
Amlogic Shanghai Co. Ltd. Class A	2,429	36,821
Angel Yeast Co. Ltd. Class A	2,500	13,332
Anhui Conch Cement Co. Ltd. Class H (b)	6,000	12,831
Anhui Gujing Distillery Co. Ltd. Class A	900	10,580
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	6,500	24,734
ANTA Sports Products Ltd.	11,400	103,286
Ascentage Pharma Group International (a) (e)	35,000	148,176
Ascletis Pharma, Inc. (a) (e)	2,000	2,693
AsiaInfo Technologies Ltd. (b) (e)	70,000	39,722
Autohome, Inc. ADR (b)	972	18,497
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	121,100	86,882
Baidu, Inc. Class A (a)	40,010	559,177
Bank of China Ltd. Class H	1,390,000	884,475
Bank of Communications Co. Ltd. Class H	420,000	360,977
Beijing Compass Technology Development Co. Ltd. Class A	1,000	13,505
Beijing Enlight Media Co. Ltd. Class A	15,400	25,160
Bilibili, Inc. Class Z (a) (b)	1,995	33,504
Black Sesame International Holding Ltd. (a) (b)	27,700	37,866
Bloks Group Ltd. (a) (b)	13,200	69,955
BYD Co. Ltd. Class A	9,500	111,542
BYD Co. Ltd. Class H	45,400	419,435
Cambricon Technologies Corp. Ltd. Class A	379	89,086
CARsgen Therapeutics Holdings Ltd. (a) (b) (e)	11,000	20,002
CCOOP Group Co. Ltd. Class A (a)	20,400	3,997
CGN Mining Co. Ltd.	40,000	12,446
CGN New Energy Holdings Co. Ltd.	14,000	3,838
Security Description	Shares	Value
Chifeng Jilong Gold Mining Group Ltd. Class A	29,300	$113,609
China CITIC Bank Corp. Ltd. Class H	62,000	52,576
China Conch Venture Holdings Ltd.	5,000	6,937
China Construction Bank Corp. Class H	1,640,000	1,687,671
China East Education Holdings Ltd. (e)	26,500	12,368
China Foods Ltd.	60,000	23,642
China Gas Holdings Ltd. (b)	22,110	14,605
China Jushi Co. Ltd. Class A	10,500	112,734
China Life Insurance Co. Ltd. Class H	96,000	326,364
China Mengniu Dairy Co. Ltd.	58,000	119,002
China Merchants Bank Co. Ltd. Class H	173,174	991,957
China Merchants Energy Shipping Co. Ltd. Class A	7,700	19,931
China Minsheng Banking Corp. Ltd. Class H	43,500	17,418
China National Software & Service Co. Ltd. Class A (a)	16,900	70,010
China Overseas Land & Investment Ltd.	48,000	73,817
China Overseas Property Holdings Ltd.	5,000	2,059
China Pacific Insurance Group Co. Ltd. Class H	18,400	63,069
China Petroleum & Chemical Corp. Class H	817,200	416,830
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	13,800	112,811
China Resources Beer Holdings Co. Ltd.	8,000	21,709
China Resources Gas Group Ltd. (b)	2,000	3,739
China Resources Land Ltd.	31,000	118,591
China Ruyi Holdings Ltd. (a) (b)	164,000	31,160
China Shenhua Energy Co. Ltd. Class H (b)	44,500	227,662
China Tower Corp. Ltd. Class H (e)	42,000	47,184
CITIC Ltd.	89,000	120,414
CMOC Group Ltd. Class A	9,100	23,528
COFCO Joycome Foods Ltd. (a) (b)	64,000	7,916
Contemporary Amperex Technology Co. Ltd. Class A	720	41,686
Contemporary Amperex Technology Co. Ltd. Class H	2,800	250,649
COSCO Shipping Energy Transportation Co. Ltd. Class A	5,700	15,065
COSCO Shipping Ports Ltd.	44,881	25,640
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Country Garden Holdings Co. Ltd. (a)	1,621,000	$34,520
Country Garden Services Holdings Co. Ltd.	10,000	6,197
CSG Holding Co. Ltd. Class B	263,300	57,078
CSPC Pharmaceutical Group Ltd.	26,880	23,891
Dalipal Holdings Ltd. (a) (b)	10,000	4,017
Daqo New Energy Corp. ADR (a) (b)	5,354	71,690
Dmall, Inc. (a)	82,600	64,146
Dongyue Group Ltd.	23,000	55,960
DPC Dash Ltd. (a) (b)	12,200	45,831
East Buy Holding Ltd. (a) (b) (e)	17,500	50,389
Eastroc Beverage Group Co. Ltd. Class A	1,170	21,275
Ecovacs Robotics Co. Ltd. Class A (a)	3,100	23,177
Empyrean Technology Co. Ltd. Class A	9,900	174,169
ENN Energy Holdings Ltd.	38,100	196,572
Eoptolink Technology, Inc. Ltd. Class A	5,488	490,751
Everest Medicines Ltd. (a) (b) (e)	18,000	56,235
Evergrande Property Services Group Ltd. (a) (e)	138,500	13,599
Fortior Technology Shenzhen Co. Ltd. Class H	2,000	35,858
Ganfeng Lithium Group Co. Ltd. Class A	980	9,442
GCL Technology Holdings Ltd. (a) (b)	84,000	7,391
GDS Holdings Ltd. Class A (a) (b)	11,561	41,632
Geely Automobile Holdings Ltd.	56,000	120,397
GEM Co. Ltd. Class A	3,900	3,798
GenFleet Therapeutics Shanghai, Inc. Class H (a) (b)	6,600	24,777
Genscript Biotech Corp. (a)	28,000	43,667
Giant Biogene Holding Co. Ltd. (b) (e)	24,600	83,129
Giant Network Group Co. Ltd. Class A	10,700	43,443
Global New Material International Holdings Ltd. (a)	33,000	28,489
Great Wall Motor Co. Ltd. Class H	6,500	7,302
Guangdong Investment Ltd.	4,000	3,958
Guangzhou Automobile Group Co. Ltd. Class A (a)	95,356	71,362
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	18,032
Guoquan Food Shanghai Co. Ltd. Class H (b)	33,200	7,959
H World Group Ltd. ADR	880	36,714
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	1,030,000	43,343
Security Description	Shares	Value
Haidilao International Holding Ltd. (b) (e)	2,000	$2,708
Haier Smart Home Co. Ltd. Class H	100,600	256,309
Hainan Airport Infrastructure Co. Ltd. Class A	162,300	65,513
Hainan Drinda New Energy Technology Co. Ltd. Class H (a)	8,000	21,851
Hangzhou First Applied Material Co. Ltd. Class A	548	1,355
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	300	2,121
Hanking Gold International Ltd. (a) (b)	46,000	13,139
HBM Holdings Ltd. (a) (e)	8,000	10,650
Health & Happiness H&H International Holdings Ltd.	47,500	61,661
Hello Group, Inc. ADR	5,725	33,205
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	11,556
Hengan International Group Co. Ltd.	8,500	23,564
Hesai Group (a)	300	4,958
Hgtech Co. Ltd. Class A	4,100	111,506
Hithink RoyalFlush Information Network Co. Ltd. Class A	560	19,882
Horizon Robotics (a) (b)	57,000	29,656
Hua Hong Grace Semiconductor Ltd. Class A (a)	1,115	55,241
Hua Hong Grace Semiconductor Ltd. Class H (a) (e)	4,000	109,767
Huafon Chemical Co. Ltd. Class A	9,400	13,142
Huaneng Power International, Inc. Class H (b)	170,000	118,795
Hundsun Technologies, Inc. Class A	14,700	45,889
Hwatsing Technology Co. Ltd. Class A	827	39,252
Hygeia Healthcare Holdings Co. Ltd. Class C (a) (b) (e)	1,200	1,403
Iflytek Co. Ltd. Class A	2,900	17,448
indie Semiconductor, Inc. Class A (a) (b)	6,615	29,701
Industrial & Commercial Bank of China Ltd. Class H	945,000	774,842
INESA Intelligent Tech, Inc. Class B	383,500	262,314
Ingenic Semiconductor Co. Ltd. Class A	2,700	99,003
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	6,700	22,820
Innovent Biologics, Inc. (a) (e)	8,500	86,278
iQIYI, Inc. ADR (a) (b)	19,843	20,637
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	34,395
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
JA Solar Technology Co. Ltd. Class A (a)	3,528	$4,210
Jacobio Pharmaceuticals Group Co. Ltd. (a) (e)	13,500	8,229
JD Health International, Inc. (a) (e)	4,250	17,798
JD.com, Inc. Class A	38,823	491,349
JF SmartInvest Holdings Ltd. (b)	500	1,951
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	3,372
Jinan Acetate Chemical Co. Ltd.	13,700	20,385
Jinchuan Group International Resources Co. Ltd. (a) (b) (c)	28,000	1,143
JinkoSolar Holding Co. Ltd. ADR (b)	3,988	66,998
Jinxin Fertility Group Ltd. (b) (e)	465,000	116,813
Joinn Laboratories China Co. Ltd. Class H (b) (e)	3,600	8,534
JOYY, Inc. ADR	869	57,345
Kanzhun Ltd. ADR	4,453	57,310
KE Holdings, Inc. ADR (b)	8,770	127,428
Keymed Biosciences, Inc. (a) (e)	3,000	27,066
Kingdee International Software Group Co. Ltd. (a)	105,000	79,265
Kingnet Network Co. Ltd. Class A	38,700	92,645
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	16,839	152,393
Kingsoft Corp. Ltd.	26,000	73,537
Kuaishou Technology (e)	35,400	187,788
Kuang-Chi Technologies Co. Ltd. Class A	53,500	238,969
Kunlun Tech Co. Ltd. Class A (a)	3,100	18,432
Kweichow Moutai Co. Ltd. Class A	700	122,251
Laekna, Inc. (a)	17,500	14,996
Laopu Gold Co. Ltd. Class H (b)	100	4,417
Lenovo Group Ltd.	78,000	228,966
Lepu Biopharma Co. Ltd. Class H (a) (e)	46,000	22,818
Li Auto, Inc. ADR (a)	30	352
Li Auto, Inc. Class A (a) (b)	33,304	195,695
Li Ning Co. Ltd.	42,500	79,775
Lianlian DigiTech Co. Ltd. Class H (a) (b)	146,000	75,774
Lifetech Scientific Corp. (a) (b)	12,000	2,112
Lingbao Gold Group Co. Ltd. Class H (b)	15,000	23,508
Lingyi iTech Guangdong Co. Class A	11,700	29,888
Linklogis, Inc. Class B (e)	221,000	52,136
Longfor Group Holdings Ltd. (b) (e)	9,024	6,881
Luzhou Laojiao Co. Ltd. Class A	600	6,852
Mango Excellent Media Co. Ltd. Class A	2,700	5,819
Marketingforce Management Ltd. (a) (b)	9,400	36,583
Security Description	Shares	Value
Maxscend Microelectronics Co. Ltd. Class A (a)	960	$15,497
Medlive Technology Co. Ltd. (b) (e)	177,500	154,140
Meitu, Inc. (e)	157,500	75,315
Meituan Class B (a) (e)	83,190	726,661
Microport Scientific Corp. (a) (b)	3,008	2,367
Ming Yuan Cloud Group Holdings Ltd. (b)	148,000	22,836
MINISO Group Holding Ltd. ADR (b)	499	6,018
MMG Ltd. (a) (b)	50,400	44,603
Mobvista, Inc. (a) (e)	8,000	10,334
Nanjing Leads Biolabs Co. Ltd. Class H (a) (b)	1,700	10,692
NetDragon Websoft Holdings Ltd. (b)	8,500	7,728
NetEase, Inc.	39,780	1,026,705
New Oriental Education & Technology Group, Inc.	34,510	157,895
Newborn Town, Inc. (a) (b)	8,000	7,702
Ningbo Deye Technology Corp. Class A	1,176	18,395
Ningbo Orient Wires & Cables Co. Ltd. Class A	840	5,137
NIO, Inc. Class A (a)	33,704	166,499
Nongfu Spring Co. Ltd. Class H (e)	18,000	90,941
Ocumension Therapeutics (a) (e)	55,500	32,060
OmniVision Integrated Circuits Group, Inc.	810	11,318
OSL Group Ltd. (a) (b)	6,500	9,557
PDD Holdings, Inc. ADR (a)	9,733	742,433
PetroChina Co. Ltd. Class H	164,000	177,341
Phancy Group Co. Ltd. Class H (a) (b)	14,100	42,936
Pharmaron Beijing Co. Ltd. Class A	2,925	12,466
PICC Property & Casualty Co. Ltd. Class H	169,788	310,042
Ping An Healthcare & Technology Co. Ltd. (a) (e)	9,500	8,456
Ping An Insurance Group Co. of China Ltd. Class H	103,500	673,762
Piotech, Inc. Class A	288	35,300
Pony AI, Inc. Class A (a)	4,500	31,331
Pop Mart International Group Ltd. (b) (e)	4,200	82,853
Postal Savings Bank of China Co. Ltd. Class H (e)	68,000	39,627
Prosus NV	31,327	1,360,656
Q Technology Group Co. Ltd.	18,000	15,746
Qfin Holdings, Inc. ADR	499	7,889
Qunabox Group Ltd. (a)	17,700	18,801
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,100	25,699
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Remegen Co. Ltd. Class H (a) (e)	500	$4,737
RLX Technology, Inc. ADR	52,575	99,893
RoboSense Technology Co. Ltd. (a) (b)	2,900	8,217
Rockchip Electronics Co. Ltd. Class A	1,400	38,849
SenseTime Group, Inc. Class B (a) (b) (e)	286,000	48,870
Seres Group Co. Ltd. Class A	3,400	30,679
SG Micro Corp. Class A	5,053	106,807
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	118,800	70,898
Shandong Gold Mining Co. Ltd. Class H (e)	9,500	20,231
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	3,915	26,877
Shanghai Bao Pharmaceuticals Co. Ltd. Class H (a)	3,300	7,575
Shanghai Baosight Software Co. Ltd. Class A	11,589	28,392
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	1,293	20,325
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	186,800	125,343
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	11,700	64,205
Shanjin International Gold Co. Ltd. Class A	7,700	19,284
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	20,301
Shengyi Technology Co. Ltd. Class A	8,800	224,797
Shenzhen Dobot Corp. Ltd. Class H (a)	2,800	9,333
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	17,943
Shenzhou International Group Holdings Ltd.	7,700	38,647
Shoucheng Holdings Ltd. (b)	18,000	3,512
Sichuan Changhong Electric Co. Ltd. Class A	46,600	47,918
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,428
Silergy Corp.	5,000	93,858
Silvercorp Metals, Inc. (b)	15,839	160,316
Sino Biopharmaceutical Ltd.	83,500	46,956
Smoore International Holdings Ltd. (b) (e)	25,000	22,379
Spring Airlines Co. Ltd. Class A	1,800	12,087
Star Plus Legend Holdings Ltd. Class H (a) (b)	70,000	37,312
Sunac China Holdings Ltd. (a) (b)	95,000	7,511
Security Description	Shares	Value
Sunny Optical Technology Group Co. Ltd.	8,000	$62,229
SUPCON Technology Co. Ltd. Class A	969	16,773
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	4,500	173,921
Suzhou TFC Optical Communication Co. Ltd. Class A	5,488	244,712
SY Holdings Group Ltd. (b)	5,000	4,858
TAL Education Group ADR (a)	19,705	188,577
Tanwan, Inc. (a)	13,600	17,325
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	11,000	19,478
Tencent Holdings Ltd.	128,100	7,020,789
Tencent Music Entertainment Group ADR	12,261	102,379
Tiangong International Co. Ltd.	36,000	16,297
Tianli International Holdings Ltd. (b)	94,000	13,305
Tianshan Aluminum Group Co. Ltd. Class A	3,500	5,533
Trip.com Group Ltd. (a)	18,696	742,876
Tsingtao Brewery Co. Ltd. Class A (a)	6,400	49,245
Tuya, Inc. ADR (b)	27,084	47,668
UBTech Robotics Corp. Ltd. Class H (a) (b)	400	5,244
Up Fintech Holding Ltd. ADR (a) (b)	11,931	52,496
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	2,485	135,870
Victory Giant Technology Huizhou Co. Ltd. Class A	5,000	255,178
Vipshop Holdings Ltd. ADR	12,858	170,497
Vnet Group, Inc. ADR (a) (b)	6,707	53,924
Weimob, Inc. (a) (b) (e)	345,000	49,713
WellCell Holdings Co. Ltd. (a) (b)	70,400	3,501
Western Superconducting Technologies Co. Ltd. Class A	11,133	103,015
Wintime Energy Group Co. Ltd. Class A (a)	406,724	96,468
Wuhan Guide Infrared Co. Ltd. Class A (a)	42,270	82,572
Wuliangye Yibin Co. Ltd. Class A	1,200	13,082
WUS Printed Circuit Kunshan Co. Ltd. Class A	11,740	264,271
WuXi AppTec Co. Ltd. Class A	1,100	20,177
Wuxi Biologics Cayman, Inc. (a) (e)	34,500	152,218
XD, Inc. (a) (b)	10,000	56,745
Xiamen Tungsten Co. Ltd. Class A	9,700	121,750
Xiaomi Corp. Class B (a) (b) (e)	252,400	696,493
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	112,000	19,852
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Xinyi Solar Holdings Ltd. (b)	2,026	$532
XPeng, Inc. ADR (a) (b)	60	794
XPeng, Inc. Class A (a)	33,244	214,715
XtalPi Holdings Ltd. (a) (b)	39,000	38,045
Yadea Group Holdings Ltd. (e)	10,470	11,896
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (e)	3,500	113,988
Yankuang Energy Group Co. Ltd. Class H	66,300	93,421
Yantai Changyu Pioneer Wine Co. Ltd. Class B	136,403	145,238
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	16,100	361,704
Yidu Tech, Inc. (a) (b) (e)	310,500	183,717
Yihai International Holding Ltd.	4,000	6,493
Yonghui Superstores Co. Ltd. Class A (a)	108,700	45,479
Yonyou Network Technology Co. Ltd. Class A (a)	27,500	37,191
Youzan Technology Ltd. (a)	5,444,000	49,983
Yum China Holdings, Inc.	14,450	588,905
Yutong Bus Co. Ltd. Class A	12,600	49,765
Zai Lab Ltd. ADR (a) (b)	4,373	83,087
Zhaojin Mining Industry Co. Ltd. Class H	15,000	31,350
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	700	6,229
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b) (e)	13,800	60,676
Zhongji Innolight Co. Ltd. Class A	2,660	497,672
Zhongyu Energy Holdings Ltd. (a) (b)	94,000	30,806
Zijin Mining Group Co. Ltd. Class A	11,000	40,740
Zijin Mining Group Co. Ltd. Class H	124,000	433,254
ZTO Express Cayman, Inc.	2,764	60,482
		41,544,860
COSTA RICA — 0.0% *
Establishment Labs Holdings, Inc. (a)	448	38,443
CZECH REPUBLIC — 0.0% *
CSG NV (a) (b)	3,224	47,085
DENMARK — 0.3%
Alm Brand AS	11,842	29,342
Ambu AS Class B	3,065	28,597
Chemometec AS	1,250	69,249
Coloplast AS Class B	2,110	120,152
D/S Norden AS	981	41,233
Danske Bank AS	19,310	1,034,317
Dfds AS (a)	448	7,668
DSV AS	3,432	813,118
Genmab AS (a)	991	272,078
GN Store Nord AS (a)	2,209	29,483
Security Description	Shares	Value
H Lundbeck AS	4,510	$29,303
Netcompany Group AS (a) (e)	611	27,849
Novo Nordisk AS Class B	53,235	2,561,598
Novonesis Novozymes B Class B	6,095	384,923
Per Aarsleff Holding AS	316	35,621
Scandinavian Tobacco Group AS Class A (e)	803	8,168
Schouw & Co. AS	160	14,243
Vestas Wind Systems AS	16,334	461,189
Zealand Pharma AS (a)	4,097	181,476
		6,149,607
FINLAND — 0.3%
Fortum OYJ	14,971	347,291
Mandatum OYJ (b)	10,542	66,169
Metso OYJ	38,350	666,453
Nokia OYJ	92,725	1,224,975
Nordea Bank Abp (b) (d)	62,181	1,179,930
Nordea Bank Abp (d)	977	18,542
QT Group OYJ (a) (b)	2,824	74,776
Sampo OYJ Class A	52,682	553,767
UPM-Kymmene OYJ	34,033	902,710
Valmet OYJ (b)	4,767	115,106
Wartsila OYJ Abp	30,407	1,160,433
		6,310,152
FRANCE — 1.6%
Accor SA	18,602	1,081,248
Air Liquide SA	3,270	647,823
Airbus SE	7,561	1,681,700
Alstom SA (a) (b)	22,075	384,002
AXA SA	36,098	1,809,727
BNP Paribas SA	19,041	2,223,545
Bouygues SA	10,980	612,733
Canal & SA	39,184	127,105
Capgemini SE	9,264	931,631
Carrefour SA	24,698	458,855
Credit Agricole SA	41,721	839,275
Danone SA	10,515	862,444
Engie SA	18,448	581,917
EssilorLuxottica SA	7,640	1,432,946
Exail Technologies SA (a) (b)	20	2,746
Exosens SAS	336	21,935
Fnac Darty SA (b)	9,639	380,199
Forvia SE (a)	382	3,832
Hermes International SCA	18	32,886
Kering SA	2,168	612,976
L'Oreal SA	4,331	1,899,694
Louis Hachette Group	39,627	79,149
LVMH Moet Hennessy Louis Vuitton SE	3,537	1,957,629
Orange SA	52,500	990,684
Pernod Ricard SA	5,204	379,950
Publicis Groupe SA	10,630	1,050,773
Renault SA	12,750	365,593
Safran SA	831	327,778
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Societe Generale SA	11,813	$1,044,944
Sodexo SA (b)	10,639	616,085
SOITEC (a)	26	3,487
Technip Energies NV	2,267	85,842
TotalEnergies SE	31,803	2,473,596
Unibail-Rodamco-Westfield REIT (a)	2,687	314,731
Veolia Environnement SA	38,342	1,597,399
Vinci SA	15,574	2,275,576
Vivendi SE	39,627	97,860
Voltalia SA (a) (b)	2,658	22,305
Worldline SA (a) (b) (e)	1,011	11,882
		30,324,482
GEORGIA — 0.0% *
TBC Bank Group PLC	826	48,588
GERMANY — 1.9%
adidas AG	5,792	1,187,986
AIXTRON SE	5,644	339,546
Allianz SE	7,588	3,592,467
Atoss Software SE	1,240	94,844
BASF SE	13,761	735,987
Bayer AG	17,986	995,474
Bayerische Motoren Werke AG	3,432	224,677
Commerzbank AG	12,438	529,424
Daimler Truck Holding AG	9,657	465,924
Deutsche Bank AG	25,532	864,776
Deutsche Boerse AG	6,632	1,810,669
Deutsche Lufthansa AG	72,220	826,517
Deutsche Post AG	33,068	2,007,533
Deutsche Telekom AG	54,630	1,489,635
Dr. Ing hc F Porsche AG Preference Shares	1,802	89,640
E.ON SE	34,304	706,936
Eckert & Ziegler SE	1,452	25,349
Elmos Semiconductor SE	3,087	636,698
Evotec SE (a)	11,356	64,891
flatexDEGIRO SE	6,520	279,537
Fresenius Medical Care AG	3,448	156,107
Heidelberg Materials AG	2,163	412,737
HelloFresh SE (a)	4,755	21,457
Infineon Technologies AG	21,150	1,974,846
Mercedes-Benz Group AG	18,979	953,006
Merck KGaA	5,243	880,266
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,999	2,233,450
Puma SE (a)	1,774	53,910
Rheinmetall AG	764	865,183
RWE AG	11,443	740,747
Salzgitter AG	10,057	520,407
SAP SE	16,775	2,569,967
Siemens AG	13,641	4,384,747
Siemens Energy AG	8,230	1,560,072
Softwareone Holding AG	26,342	254,223
TeamViewer SE (a) (e)	27,732	155,613
Security Description	Shares	Value
thyssenkrupp AG	21,515	$255,943
Tkms AG& Co. KGaA (a)	1,026	87,508
Verbio SE (a)	4,806	163,742
Volkswagen AG Preference Shares	2,711	217,274
		35,429,715
GHANA — 0.0% *
Kosmos Energy Ltd. (a)	43,171	91,091
GREECE — 0.0% *
Aegean Airlines SA	520	7,550
Aktor SA Holding Co. Technical & Energy Projects (a)	856	13,486
Athens International Airport SA	890	11,010
Athens Water Supply & Sewage Co. SA	8,293	101,830
Ballys Intralot SA (a)	9,565	12,959
GEK Terna SA	963	48,444
HELLENiQ ENERGY Holdings SA	1,333	16,840
Motor Oil Hellas Corinth Refineries SA	1,019	44,714
Optima bank SA	2,997	34,265
Piraeus Bank SA (a)	4,807	49,946
		341,044
HONG KONG — 0.4%
AIA Group Ltd.	172,600	1,572,582
Bank of East Asia Ltd.	91,117	145,586
CK Asset Holdings Ltd.	27,270	153,632
Cowell e Holdings, Inc.	1,000	2,991
Damai Entertainment Holdings Ltd. (a) (b)	40,000	2,321
Futu Holdings Ltd. ADR	1,254	117,550
Gushengtang Holdings Ltd. (b)	12,500	41,093
Hang Lung Properties Ltd.	100,131	87,975
Henderson Land Development Co. Ltd. (b)	18,910	59,802
Hong Kong Exchanges & Clearing Ltd.	17,400	805,427
Link REIT	115,750	538,746
Melco International Development Ltd. (a) (b)	4,000	1,596
Melco Resorts & Entertainment Ltd. ADR (a)	880	4,638
New World Development Co. Ltd. (a)	32,383	26,139
NH Health (a) (b) (c)	11,376	—
Prudential PLC	43,922	584,703
Stella International Holdings Ltd. (b)	8,500	13,419
Sun Hung Kai Properties Ltd.	161,253	2,309,181
Swire Pacific Ltd. Class A	8,500	88,555
Techtronic Industries Co. Ltd.	500	8,257
Tongguan Gold Group Ltd.	154,000	35,937
Vitasoy International Holdings Ltd. (b)	8,000	6,610
Viva Goods Co. Ltd.	56,000	2,714
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yue Yuen Industrial Holdings Ltd. (b)	3,000	$4,686
		6,614,140
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	18,845	223,975
Richter Gedeon Nyrt	20,818	805,801
		1,029,776
INDIA — 1.6%
Aarti Pharmalabs Ltd.	3,483	25,023
Acme Solar Holdings Ltd.	9,549	38,389
Action Construction Equipment Ltd.	1,696	18,347
Acutaas Chemicals Ltd.	441	16,428
Adani Power Ltd. (a)	31,630	74,772
Aegis Logistics Ltd.	3,460	42,911
Affle 3i Ltd. (a)	691	10,362
Ahluwalia Contracts India Ltd.	1,681	15,198
Alkyl Amines Chemicals	14,008	253,556
Allied Blenders & Distillers Ltd.	16,961	119,675
Amber Enterprises India Ltd. (a)	6,215	494,396
Anant Raj Ltd.	14,661	80,733
APL Apollo Tubes Ltd.	6,105	115,362
Aptus Value Housing Finance India Ltd.	7,115	20,960
Arvind Fashions Ltd.	342	1,702
Arvind Ltd.	8,405	52,130
Ashapura Minechem Ltd.	12,701	88,704
Astra Microwave Products Ltd.	7,132	132,727
AstraZeneca Pharma India Ltd.	458	39,803
AurionPro Solutions Ltd.	18,921	171,343
Avalon Technologies Ltd. (a) (e)	2,766	52,653
Avanti Feeds Ltd.	353	3,477
AvenuesAI Ltd. (a)	934,114	162,727
Axis Bank Ltd.	36,010	511,930
Azad Engineering Ltd. (a)	1,335	28,986
Banco Products India Ltd.	4,054	28,709
Bayer CropScience Ltd.	94	4,118
BEML Ltd.	58	1,079
Bharat Heavy Electricals Ltd.	8,426	36,861
Bharti Airtel Ltd.	36,103	706,356
Birlasoft Ltd.	22,244	67,278
BlackBuck Ltd. (a)	10,619	59,546
BLS International Services Ltd.	42,323	112,046
Blue Star Ltd.	1,153	19,834
Borosil Renewables Ltd. (a)	16,800	106,887
Brigade Enterprises Ltd.	1,788	9,457
BSE Ltd. (a)	1,164	47,535
Can Fin Homes Ltd.	13,579	124,509
Cartrade Tech Ltd. (a)	3,062	87,113
Cemindia Projects Ltd.	4,826	66,212
Central Depository Services India Ltd.	23,019	317,470
Cera Sanitaryware Ltd.	89	6,066
Chennai Petroleum Corp. Ltd.	266	3,249
Security Description	Shares	Value
City Union Bank Ltd.	26,480	$58,354
Clean Science & Technology Ltd.	11,985	96,289
CMS Info Systems Ltd.	1,135	3,365
Cohance Lifesciences Ltd. (a)	10,389	50,063
Computer Age Management Services Ltd.	7,827	65,889
Data Patterns India Ltd.	3,567	169,640
Dixon Technologies India Ltd.	5,711	719,163
Dodla Dairy Ltd.	2,281	27,054
Doms Industries Ltd.	909	22,179
Dr. Reddy's Laboratories Ltd. ADR (b)	117,303	1,699,720
Elecon Engineering Co. Ltd.	6,105	34,427
Entero Healthcare Solutions Ltd. (a)	7,261	91,281
EPL Ltd.	41,997	99,736
Equitas Small Finance Bank Ltd. (a) (e)	84,283	67,144
Eternal Ltd. (a)	40,236	112,472
Ethos Ltd. (a)	3,028	78,334
Eureka Forbes Ltd. (a)	6,473	31,353
Gabriel India Ltd.	2,451	32,089
Galaxy Surfactants Ltd.	148	3,068
Garden Reach Shipbuilders & Engineers Ltd.	4,085	117,649
Garware Hi-Tech Films Ltd.	789	55,658
Garware Technical Fibres Ltd.	9,864	79,785
GE Vernova T&D India Ltd.	806	42,097
Genus Power Infrastructures Ltd.	7,641	24,168
GMR Power & Urban Infra Ltd. (a)	18,524	19,387
Godawari Power & Ispat Ltd.	15,018	40,560
Godfrey Phillips India Ltd.	14,974	343,761
Granules India Ltd.	22,097	189,844
Graphite India Ltd.	944	6,117
Gravita India Ltd. (a)	1,750	30,138
Gujarat Mineral Development Corp. Ltd.	11,865	73,195
Gujarat Pipavav Port Ltd.	5,328	8,505
Gulshan Chemfill Ltd. (a)	1,082	358
Happiest Minds Technologies Ltd.	8,278	29,825
HBL Engineering Ltd.	5,658	48,550
HDFC Bank Ltd.	89,800	756,992
HEG Ltd.	6,613	36,097
HFCL Ltd.	269,592	606,205
Himadri Speciality Chemical Ltd.	10,023	71,917
Hindustan Construction Co. Ltd. (a)	72,211	19,567
Hindustan Copper Ltd.	13,768	72,884
Hindustan Foods Ltd. (a)	12,616	74,103
Home First Finance Co. India Ltd. (e)	6,866	82,645
Honasa Consumer Ltd. (a)	34,643	167,581
ICICI Bank Ltd. ADR	82,494	2,394,801
IFCI Ltd. (a)	103,763	82,082
IIFL Finance Ltd.	1,210	6,491
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
India Cements Ltd. (a)	1,722	$6,859
IndiaMart InterMesh Ltd. (e)	2,623	52,826
Indo Count Industries Ltd.	7,836	36,279
Infosys Ltd. ADR (b)	105,695	1,108,741
Inox Green Energy Services Ltd. (a)	21,983	46,122
Inox Wind Ltd. (a)	7,128	6,786
Intellect Design Arena Ltd.	8,535	64,672
International Gemological Institute Ltd.	6,874	25,791
Inventurus Knowledge Solutions Ltd. (a)	8,485	150,538
ION Exchange India Ltd.	18,062	77,889
Jaiprakash Power Ventures Ltd. (a)	467,555	87,279
Jammu & Kashmir Bank Ltd.	89,142	145,722
JB Chemicals & Pharmaceuticals Ltd.	13,720	332,772
Jindal Saw Ltd.	24,185	66,810
Jio Financial Services Ltd.	13,776	34,410
JSW Dulux Ltd.	2,532	86,348
JSW Holdings Ltd. (a)	80	10,202
Jubilant Ingrevia Ltd.	1,770	11,373
Jupiter Life Line Hospitals Ltd.	171	2,567
Jupiter Wagons Ltd. (a)	2,890	8,176
Jyothy Labs Ltd.	27,090	54,853
Jyoti CNC Automation Ltd. (a)	483	3,955
Karnataka Bank Ltd.	38,531	111,288
Karur Vysya Bank Ltd.	163,954	512,861
Kaynes Technology India Ltd. (a)	558	18,403
Kirloskar Brothers Ltd.	526	11,410
Kirloskar Ferrous Industries Ltd.	2,077	10,143
Kirloskar Pneumatic Co. Ltd.	2,075	42,811
Kovai Medical Center & Hospital Ltd.	71	4,499
KPI Green Energy Ltd. (e)	31,043	130,539
KPIT Technologies Ltd.	4,384	31,102
Larsen & Toubro Ltd. GDR	35,215	1,531,852
Latent View Analytics Ltd. (a)	30,116	86,156
Laurus Labs Ltd. (e)	31,485	504,711
Le Travenues Technology Ltd. (a)	5,104	10,603
LIC Housing Finance Ltd.	10,207	60,816
Lloyds Engineering Works Ltd.	118,772	108,573
Lodha Developers Ltd. (e)	357	3,603
LT Foods Ltd.	4,524	17,540
Mahanagar Gas Ltd.	1,697	21,049
Mahindra & Mahindra Ltd. GDR	27,296	873,472
Mahindra Lifespace Developers Ltd.	61,012	236,194
Manorama Industries Ltd.	4,927	86,159
Mastek Ltd.	326	5,497
Max Estates Ltd. (a)	14,446	65,394
Mishra Dhatu Nigam Ltd. (e)	14,535	64,254
MOIL Ltd.	26,720	78,501
Mrs Bectors Food Specialities Ltd.	55,431	105,037
Security Description	Shares	Value
MTAR Technologies Ltd. (a)	945	$76,077
Nava Ltd.	5,338	34,199
Navin Fluorine International Ltd.	446	36,219
Nazara Technologies Ltd. (a)	59,238	189,682
NESCO Ltd.	1,631	18,581
Netweb Technologies India Ltd.	1,003	48,087
Network18 Media & Investments Ltd. (a)	181,051	60,421
Neuland Laboratories Ltd.	36	7,066
Newgen Software Technologies Ltd.	25,049	124,784
NMDC Steel Ltd. (a)	156,674	70,923
Ola Electric Mobility Ltd. (a)	253,883	117,368
Olectra Greentech Ltd.	484	7,668
One 97 Communications Ltd. (a)	5,154	62,153
Onesource Specialty Pharma Ltd. (a)	3,934	68,482
Paras Defence & Space Technologies Ltd.	27,963	380,796
PB Fintech Ltd. (a)	278	4,783
PC Jeweller Ltd. (a)	58,339	5,399
PG Electroplast Ltd.	7,891	44,466
Phoenix Mills Ltd.	925	19,042
PNB Housing Finance Ltd. (e)	12,483	136,938
PNC Infratech Ltd.	1,640	3,955
Poly Medicure Ltd.	1,221	21,766
Power Mech Projects Ltd.	685	19,994
Praj Industries Ltd.	1,537	5,698
Pricol Ltd.	8,820	56,120
Procter & Gamble Health Ltd.	67	4,478
PTC India Ltd.	3,285	6,281
PTC Industries Ltd. (a)	114	20,653
PVR Inox Ltd. (a)	533	5,415
Radico Khaitan Ltd.	1,355	56,478
Railtel Corp. of India Ltd.	35,623	115,891
Rallis India Ltd.	25,667	60,340
Ramco Cements Ltd.	537	5,276
Ramkrishna Forgings Ltd.	14,236	84,957
Rategain Travel Technologies Ltd. (a)	26,088	247,806
Ratnamani Metals & Tubes Ltd.	2,480	65,760
RattanIndia Power Ltd. (a)	1,389,398	132,689
RBL Bank Ltd. (e)	10,681	41,642
Reliance Industries Ltd.	38,324	523,855
Reliance Industries Ltd. GDR (e)	27,867	1,543,832
Reliance Power Ltd. (a)	171,487	45,001
Rhi Magnesita India Ltd.	4,700	18,260
Safari Industries India Ltd.	2,126	35,801
Sagility Ltd.	114,856	47,807
Sammaan Capital Ltd. (a)	34,262	62,842
Sandur Manganese & Iron Ores Ltd.	28,392	60,843
Sapphire Foods India Ltd. (a)	2,250	4,296
Sarda Energy & Minerals Ltd.	6,439	33,760
Saregama India Ltd.	8,793	45,777
Shaily Engineering Plastics Ltd.	3,402	104,063
Shakti Pumps India Ltd.	2,559	15,776
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SignatureGlobal India Ltd. (a)	2,546	$19,879
Sobha Ltd.	2,567	37,383
Sonata Software Ltd.	4,779	13,513
South Indian Bank Ltd.	15,106	7,282
Star Cement Ltd.	26,316	57,748
State Bank of India GDR	15,525	1,682,910
Sudarshan Chemical Industries Ltd.	1,263	11,768
Sumitomo Chemical India Ltd.	1,002	4,455
Supreme Industries Ltd.	441	14,712
Suzlon Energy Ltd. (a)	54,421	33,863
Syrma SGS Technology Ltd.	3,586	52,897
Tanla Platforms Ltd.	25,024	140,137
Tata Consultancy Services Ltd.	14,432	309,729
Tata Motors Ltd./new	12,832	57,335
Tata Motors Passenger Vehicles Ltd.	12,716	47,313
Tata Teleservices Maharashtra Ltd. (a)	408,439	184,719
TD Power Systems Ltd.	17,485	228,734
Techno Electric & Engineering Co. Ltd.	1,084	12,070
Tejas Networks Ltd. (a) (e)	3,979	25,747
Tilaknagar Industries Ltd.	6,010	28,898
Time Technoplast Ltd.	41,456	78,814
Tips Music Ltd.	10,445	69,163
Titagarh Rail System Ltd.	328	3,052
Transformers & Rectifiers India Ltd. (a)	2,175	8,073
Transrail Lighting Ltd.	1,947	10,531
Ujjivan Small Finance Bank Ltd. (a) (e)	9,618	6,000
Usha Martin Ltd.	13,190	69,239
V2 Retail Ltd. (a)	11,127	26,659
VA Tech Wabag Ltd.	11,242	238,608
Valor Estate Ltd. (a)	58,062	68,024
V-Guard Industries Ltd.	16,997	53,868
V-Mart Retail Ltd. (a)	13,822	113,756
Vodafone Idea Ltd. (a)	369,447	56,436
Voltamp Transformers Ltd.	459	50,330
Waaree Renewable Technologies Ltd. (a)	2,073	22,299
Welspun Enterprises Ltd.	1,168	7,421
Whirlpool of India Ltd.	258	2,215
Wipro Ltd. ADR (b)	266,145	598,826
Yatharth Hospital & Trauma Care Services Ltd. Class C (a)	10,386	94,206
Yes Bank Ltd. (a)	27,213	6,951
Zen Technologies Ltd.	15,462	289,675
		30,328,122
INDONESIA — 0.1%
Astra International Tbk. PT	572,500	144,726
Bank Central Asia Tbk. PT	2,463,200	764,584
Bank Mandiri Persero Tbk. PT	1,500,600	323,116
Bank Rakyat Indonesia Persero Tbk. PT	1,936,699	295,704
Security Description	Shares	Value
Bumi Resources Minerals Tbk. PT (a)	1,124,600	$29,813
ESSA Industries Indonesia Tbk. PT	1,669,200	48,078
GoTo Gojek Tokopedia Tbk. PT (a)	1,713,400	4,792
Merdeka Copper Gold Tbk. PT (a)	56,300	7,620
Nickel Industries Ltd. (a)	11,437	7,528
Petrosea Tbk. PT (a)	37,800	7,843
Solusi Sinergi Digital Tbk. PT (a)	249,900	22,432
Telkom Indonesia Persero Tbk. PT	2,240,800	294,512
		1,950,748
IRELAND — 0.1%
Cairn Homes PLC	267,530	755,492
Cimpress PLC (a)	904	91,937
Glenveagh Properties PLC (a) (e)	37,436	107,215
Kerry Group PLC Class A	1,716	157,639
Kingspan Group PLC	1,716	156,854
		1,269,137
ISRAEL — 0.3%
Aryt Industries Ltd.	4,254	39,264
Bank Hapoalim BM	77,406	1,781,966
Bank Leumi Le-Israel BM	138,656	3,096,137
Bet Shemesh Engines Holdings 1997 Ltd. (a)	507	144,232
Cellebrite DI Ltd. (a)	7,920	115,632
Elbit Systems Ltd.	57	43,236
Global-e Online Ltd. (a)	798	27,715
Isracard Ltd.	4,335	16,366
Kornit Digital Ltd. (a)	369	5,996
Nice Ltd. (a)	265	23,801
Nova Ltd. (a)	58	30,660
Oddity Tech Ltd. Class A (a) (b)	4,431	67,041
Qualitau Ltd.	66	10,349
Taboola.com Ltd. (a)	11,099	55,495
Teva Pharmaceutical Industries Ltd. ADR (a)	11,873	402,257
Tower Semiconductor Ltd. (a)	1,360	348,918
Wix.com Ltd. (a)	402	18,239
		6,227,304
ITALY — 0.7%
Enel SpA	142,890	1,642,483
Eni SpA (b)	44,306	1,044,507
Ferrari NV	2,644	980,473
FinecoBank Banca Fineco SpA	25,972	651,779
Generali (b)	17,186	837,234
Intesa Sanpaolo SpA	257,831	1,765,721
Italgas SpA	16,674	193,207
Iveco Group NV (b)	3,133	49,843
MFE-MediaForEurope NV Class A (a) (b)	25,417	81,831
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MFE-MediaForEurope NV Class B (a) (b)	25,417	$98,743
Moncler SpA	6,644	385,729
Prysmian SpA	9,708	1,621,032
Saipem SpA (b)	343	1,729
Snam SpA (b)	58,199	420,260
Telecom Italia SpA (a)	60,986	554,874
Terna - Rete Elettrica Nazionale (b)	50,392	589,959
UniCredit SpA	32,605	2,917,322
		13,836,726
JAPAN — 5.5%
Advantest Corp.	9,100	1,810,761
Aeon Co. Ltd.	1,200	9,901
Aisin Corp.	5,100	68,612
Anycolor, Inc.	800	11,026
Appier Group, Inc.	38,800	192,657
ARCLANDS Corp.	2,431	28,749
Asahi Group Holdings Ltd.	5,100	48,576
Asahi Kasei Corp.	122,500	1,349,931
Asahi Yukizai Corp. (b)	900	39,760
Asics Corp.	2,000	53,838
Astellas Pharma, Inc.	44,300	592,847
Astroscale Holdings, Inc. (a) (b)	3,100	22,431
BayCurrent, Inc.	3,000	111,417
Bridgestone Corp. (b)	3,400	71,337
C Uyemura & Co. Ltd.	200	33,767
Canon, Inc. (b)	1,700	43,377
Chiyoda Corp. (a) (b)	13,900	57,302
Chugai Pharmaceutical Co. Ltd.	700	32,449
Cover Corp. (a) (b)	9,500	80,138
CRE Logistics REIT, Inc.	30	25,916
Credit Saison Co. Ltd.	45,100	1,222,091
Cybozu, Inc. (b)	9,900	137,604
Daiichi Life Group, Inc.	56,000	612,804
Daiichi Sankyo Co. Ltd.	44,900	720,638
Daikin Industries Ltd.	1,700	258,203
Daiwa House Industry Co. Ltd.	8,900	241,878
Daiwa Securities Group, Inc.	85,300	837,386
DeNA Co. Ltd.	400	6,031
Denso Corp.	80,200	925,736
Dip Corp. (b)	600	6,881
Disco Corp.	900	449,986
Eisai Co. Ltd. (b)	1,700	43,084
ENEOS Holdings, Inc.	43,700	321,851
FANUC Corp.	14,800	669,768
Fast Retailing Co. Ltd.	1,600	815,235
Financial Partners Group Co. Ltd. (b)	1,700	16,161
Freee KK (a) (b)	9,500	116,671
FUJIFILM Holdings Corp.	75,400	1,615,863
Fujikura Ltd.	15,900	610,270
Fujitsu Ltd.	35,200	703,242
Furukawa Electric Co. Ltd.	6,000	174,619
GENDA, Inc. (a) (b)	2,600	9,615
GNI Group Ltd. (a) (b)	2,700	47,313
Security Description	Shares	Value
Hitachi Ltd.	86,500	$2,379,582
Hokuhoku Financial Group, Inc.	10,000	410,768
Honda Motor Co. Ltd.	42,400	386,107
Hoya Corp.	6,200	989,940
Ibiden Co. Ltd.	1,900	278,409
IHI Corp.	4,200	70,071
Infomart Corp. (b)	56,100	132,548
Internet Initiative Japan, Inc.	400	7,868
Ise Chemicals Corp. (b)	1,000	27,411
Ito En Ltd.	100	1,810
ITOCHU Corp.	55,400	631,974
Japan Elevator Service Holdings Co. Ltd.	800	8,560
Japan Tobacco, Inc. (b)	9,100	336,620
JCU Corp.	3,200	150,623
JFE Holdings, Inc. (b)	34,100	327,310
JMDC, Inc. (b)	4,500	79,658
JX Advanced Metals Corp.	2,300	62,239
K&O Energy Group, Inc. (b)	1,200	14,036
Kajima Corp.	44,200	1,596,938
Kamigumi Co. Ltd.	40,400	1,265,009
Kansai Electric Power Co., Inc.	10,000	140,625
Kao Corp. (b)	3,400	67,425
Kasumigaseki Capital Co. Ltd. (b)	1,000	41,471
Kawasaki Heavy Industries Ltd.	500	8,991
KDDI Corp.	179,200	3,026,636
Keyence Corp.	1,200	598,505
Kioxia Holdings Corp. (a)	4,300	2,372,706
Kobe Steel Ltd.	9,700	111,757
Kokusai Electric Corp.	1,300	86,827
Komatsu Ltd.	10,000	386,525
Konami Group Corp.	200	21,738
Konica Minolta, Inc.	43,900	148,373
Koshidaka Holdings Co. Ltd. (b)	1,500	8,860
Kotobuki Spirits Co. Ltd.	1,500	22,972
Kyocera Corp.	174,800	3,829,951
Lasertec Corp. (b)	700	214,059
Leopalace21 Corp.	9,300	37,309
M&A Capital Partners Co. Ltd.	400	8,405
M3, Inc.	1,000	11,167
Maeda Kosen Co. Ltd. (b)	3,300	35,736
Makita Corp.	10,100	359,878
Marubeni Corp.	80,300	2,317,225
Marui Group Co. Ltd.	44,200	779,024
Mebuki Financial Group, Inc.	97,900	850,545
Menicon Co. Ltd.	2,200	22,457
Metaplanet, Inc. (a) (b)	10,700	13,167
Micronics Japan Co. Ltd.	1,100	112,623
Mirai Corp. REIT	783	201,140
MIRARTH Real Estate Investment Corp. REIT	57	29,004
Mitani Sekisan Co. Ltd.	5,200	48,952
Mitsubishi Chemical Group Corp.	44,000	305,516
Mitsubishi Corp.	49,700	1,329,309
Mitsubishi Electric Corp.	77,200	2,791,123
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mitsubishi Heavy Industries Ltd.	41,300	$931,585
Mitsubishi UFJ Financial Group, Inc.	210,200	4,147,740
Mitsui & Co. Ltd.	38,000	1,051,444
Mitsui E&S Co. Ltd.	100	2,522
Mitsui Fudosan Logistics Park, Inc. REIT	7	4,643
Mitsui Kinzoku Co. Ltd.	300	78,542
Mitsuuroko Group Holdings Co. Ltd.	1,500	18,071
Mizuho Financial Group, Inc.	41,200	1,962,846
Modec, Inc.	1,700	97,120
Money Forward, Inc. (a) (b)	4,900	131,782
Monogatari Corp.	1,800	52,663
MonotaRO Co. Ltd.	300	3,425
MS&AD Insurance Group Holdings, Inc.	48,200	1,257,456
Murata Manufacturing Co. Ltd.	50,800	3,561,704
Nagawa Co. Ltd. (b)	1,000	30,672
Namura Shipbuilding Co. Ltd.	1,300	28,356
NEC Corp.	1,000	24,150
Nexon Co. Ltd. (b)	300	3,960
NIDEC Corp.	200	3,255
Nihon M&A Center Holdings, Inc. (b)	2,500	9,794
Nintendo Co. Ltd.	12,700	532,537
Nippon Paint Holdings Co. Ltd. (b)	1,800	11,662
Nippon Steel Corp. (b)	207,000	682,804
Nissan Motor Co. Ltd. (a) (b)	43,900	81,034
Nissan Shatai Co. Ltd.	10,800	62,929
Nitto Boseki Co. Ltd. (b)	2,000	53,100
Nitto Denko Corp.	8,500	165,790
Nomura Holdings, Inc.	122,800	1,068,007
Nomura Micro Science Co. Ltd.	1,600	48,436
Nxera Pharma Co. Ltd. (a) (b)	400	2,437
Obayashi Corp.	85,700	1,717,427
Olympus Corp.	2,100	21,953
Oriental Land Co. Ltd.	17,200	263,516
ORIX Corp.	44,000	1,664,704
Osaka Gas Co. Ltd.	34,100	1,144,744
Osaka Soda Co. Ltd.	500	5,796
Panasonic Holdings Corp.	42,300	1,171,725
PeptiDream, Inc. (a)	300	1,965
PILLAR Corp. (b)	200	13,253
PKSHA Technology, Inc. (a) (b)	7,700	126,261
Plus Alpha Consulting Co. Ltd. (b)	6,900	113,482
QPS Holdings, Inc. (a)	2,500	29,965
Rakus Co. Ltd.	16,000	93,052
Recruit Holdings Co. Ltd.	13,500	941,117
Relo Group, Inc.	2,500	30,703
Renesas Electronics Corp.	16,300	482,105
Resona Holdings, Inc.	78,500	1,017,203
Rohm Co. Ltd. (b)	6,800	225,265
Rorze Corp.	5,000	148,900
Round One Corp.	1,500	10,724
Security Description	Shares	Value
RS Technologies Co. Ltd.	1,400	$62,710
Sakura Internet, Inc. (b)	1,700	30,920
Samty Residential Investment Corp. REIT	439	260,118
SanBio Co. Ltd. (a) (b)	1,100	6,755
Sanrio Co. Ltd. (b)	6,500	43,993
Sansan, Inc.	26,800	256,086
Sanyo Denki Co. Ltd.	900	36,105
SCREEN Holdings Co. Ltd.	2,400	262,926
Secom Co. Ltd.	3,400	135,059
Senshu Electric Co. Ltd.	2,400	103,812
Septeni Holdings Co. Ltd. (b)	1,100	3,012
Seven & i Holdings Co. Ltd.	5,100	61,410
SHIFT, Inc. (a) (b)	7,500	31,103
Shin Nippon Air Technologies Co. Ltd.	3,200	73,835
Shinagawa Refra Co. Ltd. (b)	1,300	15,398
Shin-Etsu Chemical Co. Ltd.	8,500	366,516
Sinko Industries Ltd.	5,100	39,319
SMS Co. Ltd.	900	12,371
Socionext, Inc.	1,900	29,828
SoftBank Corp.	453,700	580,926
SoftBank Group Corp.	69,700	2,557,275
Sompo Holdings, Inc.	48,500	1,861,517
Sony Financial Group, Inc.	140,500	123,535
Sony Group Corp.	140,500	2,835,502
SOSiLA Logistics REIT, Inc.	69	48,144
Sumitomo Chemical Co. Ltd.	97,500	308,053
Sumitomo Corp.	132,500	1,262,836
Sumitomo Electric Industries Ltd.	44,300	797,822
Sumitomo Mitsui Financial Group, Inc.	46,800	1,827,367
Sumitomo Mitsui Trust Group, Inc.	3,400	126,712
Suruga Bank Ltd.	1,700	25,439
Synspective, Inc. (a)	7,500	56,853
Systena Corp.	4,800	11,695
T&D Holdings, Inc.	43,800	1,295,472
Takara Holdings, Inc. (b)	1,300	17,921
Takeda Pharmaceutical Co. Ltd.	30,900	980,092
Tama Home Co. Ltd. (b)	3,300	61,523
Tamron Co. Ltd.	1,200	8,528
TDK Corp.	37,000	812,736
Teijin Ltd.	34,100	341,157
Terumo Corp.	88,400	1,215,109
Timee, Inc. (a) (b)	12,700	118,932
Toho Bank Ltd.	10,800	51,566
Tokio Marine Holdings, Inc.	53,300	2,361,893
Tokyo Electric Power Co. Holdings, Inc. (a) (b)	3,200	9,083
Tokyo Electron Ltd.	5,100	2,420,951
Tokyu Corp.	42,600	439,040
TOPPAN Holdings, Inc.	43,600	1,369,500
Toridoll Holdings Corp. (b)	700	16,561
Totech Corp.	6,700	170,669
Towa Corp. (b)	2,100	43,156
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Toyo Tanso Co. Ltd. (b)	400	$18,114
Toyota Motor Corp.	217,400	3,645,070
Toyota Tsusho Corp.	57,300	2,107,610
Trend Micro, Inc.	100	3,681
Tri Chemical Laboratories, Inc. (b)	1,400	30,020
Trial Holdings, Inc. (b)	1,400	25,773
Tsuburaya Fields Holdings, Inc.	900	7,686
UT Group Co. Ltd. (b)	28,900	30,763
Visional, Inc. (a) (b)	1,600	76,709
Wakita & Co. Ltd.	7,000	74,469
West Holdings Corp. (b)	2,210	32,404
West Japan Railway Co.	3,400	57,007
WingArc1st, Inc.	1,500	21,634
Yamada Holdings Co. Ltd.	43,800	177,248
Yamaha Corp. (b)	127,800	898,394
Yuasa Co. Ltd.	600	19,529
Zuken, Inc.	400	11,309
		103,305,791
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	68,547	57,528
Gulf Cables & Electrical Industries Group Co. KSCP	1,343	7,916
Jazeera Airways Co. KSCP	340	1,931
Kuwait Finance House KSCP	173,657	429,938
National Bank of Kuwait SAKP	127,656	332,120
National Investments Co. KSCP	21,727	18,445
Warba Bank KSCP	175,503	158,055
		1,005,933
LUXEMBOURG — 0.0% *
ArcelorMittal SA	13,146	792,072
MACAU — 0.0% *
Sands China Ltd.	38,800	64,567
MALAYSIA — 0.1%
Axis Real Estate Investment Trust	270,700	135,433
Carlsberg Brewery Malaysia Bhd. Class B	37,000	149,180
CIMB Group Holdings Bhd.	85,244	154,913
Dialog Group Bhd.	31,600	14,415
Eco World Development Group Bhd.	76,500	41,275
Farm Fresh Bhd.	105,100	59,026
Fraser & Neave Holdings Bhd.	10,100	69,158
Frontken Corp. Bhd.	93,000	113,128
Greatech Technology Bhd. (a)	14,200	9,090
Hartalega Holdings Bhd.	2,800	680
Heineken Malaysia Bhd.	9,100	43,341
IGB Real Estate Investment Trust	30,200	20,442
ITMAX SYSTEM Bhd.	73,700	88,205
Kossan Rubber Industries Bhd.	12,400	3,132
Mah Sing Group Bhd.	172,100	41,152
Malakoff Corp. Bhd.	340,300	69,688
Malayan Banking Bhd.	42,804	113,164
Security Description	Shares	Value
Matrix Concepts Holdings Bhd.	366,800	$106,149
Mega First Corp. Bhd.	145,200	102,557
Pavilion Real Estate Investment Trust	44,300	18,578
Public Bank Bhd.	211,200	248,623
Sam Engineering & Equipment M Bhd.	7,900	9,881
Sime Darby Property Bhd.	96,600	34,115
SP Setia Bhd. Group	16,100	3,830
Sunway Construction Group Bhd.	5,000	9,111
Tanco Holdings Bhd. (a)	809,960	34,762
Tenaga Nasional Bhd.	36,200	126,778
Top Glove Corp. Bhd.	37,300	6,266
YTL Power International Bhd.	57,000	58,433
		1,884,505
MEXICO — 0.3%
America Movil SAB de CV	874,809	1,133,954
Cemex SAB de CV	404,769	486,452
Fomento Economico Mexicano SAB de CV	89,973	1,147,978
Grupo Financiero Banorte SAB de CV Class O	86,502	913,695
Grupo Mexico SAB de CV	137,476	1,559,668
Grupo Televisa SAB (a)	76,418	41,852
Industrias Penoles SAB de CV	4,000	174,955
Prologis Property Mexico SA de CV REIT	12,913	56,023
Southern Copper Corp.	1,397	243,441
		5,758,018
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (a)	11,912	225,520
NETHERLANDS — 1.2%
Adyen NV (a) (e)	96	90,044
Akzo Nobel NV (b)	7,440	504,755
Argenx SE (a)	890	825,630
ASM International NV (b)	102	116,675
ASML Holding NV	6,699	13,184,146
Havas NV (b)	3,938	76,764
Heineken NV	6,117	514,727
ING Groep NV	62,137	1,965,711
Koninklijke Ahold Delhaize NV	33,560	1,351,362
Koninklijke KPN NV	5,314	26,222
Koninklijke Philips NV (b)	29,843	810,679
Magnum Ice Cream Co. NV (a)	8,207	142,858
Nebius Group NV (a) (b)	3,055	843,699
NXP Semiconductors NV	2,284	641,873
Pharming Group NV (a) (b)	47,996	65,958
Redcare Pharmacy NV (a) (e)	1,630	122,903
TomTom NV (a)	5,619	29,821
uniQure NV (a)	561	25,840
Universal Music Group NV	21,274	445,833
Wolters Kluwer NV	4,816	310,766
		22,096,266
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.0% *
Auckland International Airport Ltd. (b)	21,228	$100,831
Fisher & Paykel Healthcare Corp. Ltd. Class C	9,589	212,788
Spark New Zealand Ltd. (b)	34,121	36,393
		350,012
NORWAY — 0.2%
DNB Bank ASA	42,308	1,259,983
Frontline PLC	3,899	135,306
Norsk Hydro ASA	117,155	1,063,162
T1 Energy, Inc. (a)	2,618	24,819
Telenor ASA	34,749	497,944
		2,981,214
PERU — 0.0% *
Cia de Minas Buenaventura SAA ADR	892	26,127
PHILIPPINES — 0.0% *
Apex Mining Co., Inc.	278,800	54,970
Converge Information & Communications Technology Solutions, Inc.	186,300	30,721
DigiPlus Interactive Corp.	147,300	28,082
Manila Water Co., Inc.	84,700	48,305
PLDT, Inc. ADR (b)	3,924	68,749
		230,827
POLAND — 0.1%
Bank Handlowy w Warszawie SA	512	16,618
Bank Polska Kasa Opieki SA	3,021	183,887
Budimex SA	163	31,968
Cyfrowy Polsat SA (a)	4,122	16,586
Diagnostyka SA	310	14,326
Enea SA	4,332	22,335
Grupa Kety SA	126	40,426
Jastrzebska Spolka Weglowa SA (a)	938	6,224
KRUK SA	318	35,718
Modivo SA (a)	817	19,592
Orange Polska SA	10,659	40,607
ORLEN SA	4,026	135,598
Pepco Group NV	2,782	26,889
PGE Polska Grupa Energetyczna SA (a)	14,595	36,654
Powszechna Kasa Oszczednosci Bank Polski SA	14,083	386,427
Powszechny Zaklad Ubezpieczen SA	9,754	170,280
Tauron Polska Energia SA	17,132	41,521
XTB SA (e)	1,261	35,883
		1,261,539
PORTUGAL — 0.0% *
EDP SA	50,854	266,346
Galp Energia SGPS SA	7,515	160,196
		426,542
Security Description	Shares	Value
PUERTO RICO — 0.0% *
Liberty Latin America Ltd. Class C (a)	4,957	$38,615
RUSSIA — 0.0%
Surgutneftegas PJSC ADR (a) (c)	492	—
Tatneft PJSC ADR (a) (c)	46	—
		—
SAUDI ARABIA — 0.3%
ACWA Power Co. (a)	918	47,400
Advanced Building Industries Co. (a)	16,282	147,254
Al Babtain Power & Telecommunication Co.	2,613	44,997
Al Masane Al Kobra Mining Co.	268	5,079
Al Rajhi Bank	4,986	87,453
Al Rajhi Co. for Co-operative Insurance (a)	11,506	158,938
Aldrees Petroleum & Transport Services Co.	25,549	775,201
AlKhorayef Water & Power Technologies Co.	7,135	210,032
Arriyadh Development Co.	4,767	22,698
Astra Industrial Group Co.	564	19,755
Ataa Educational Co.	4,068	56,193
Bank AlBilad	2,212	14,359
Bawan Co. (a)	4,509	48,364
Catrion Catering Holding Co.	281	5,598
East Pipes Integrated Co. for Industry	583	34,137
Electrical Industries Co.	278,767	1,070,640
Emaar Economic City (a)	2,567	6,819
Etihad Etisalat Co.	3,428	55,153
Etihad GO Telecom Co.	6,121	145,401
Jadwa REIT Saudi Fund	74,927	217,370
Leejam Sports Co. JSC	7,503	156,362
Maharah Human Resources Co.	84,463	113,526
Miahona	67,604	271,697
Middle East Healthcare Co.	601	5,096
Mobile Telecommunications Co. Saudi Arabia (a)	67,552	190,042
National Agriculture Development Co. (a)	13,088	55,108
National Co. for Learning & Education	825	28,435
National Gas & Industrialization Co.	944	17,625
National Medical Care Co.	863	23,796
Power & Water Utility Co. for Jubail & Yanbu	25,153	254,128
Qassim Cement Co.	393	4,697
Retal Urban Development Co.	25,574	81,816
Saudi Arabian Mining Co. (a)	10,690	169,005
Saudi Ceramic Co.	13,948	99,119
Saudi Ground Services Co.	644	5,320
Saudi Paper Manufacturing Co.	2,940	44,055
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,510	$18,879
Saudi Real Estate Co. (a)	6,823	28,366
Saudi Reinsurance Co. (a)	1,563	10,733
Saudi Research & Media Group (a)	1,352	25,549
Saudi Steel Pipe Co.	22,328	299,810
Saudia Dairy & Foodstuff Co.	729	42,608
Sustained Infrastructure Holding Co.	2,087	18,741
Yamama Cement Co.	16,751	112,619
		5,249,973
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	7,208
CapitaLand Integrated Commercial Trust REIT	48,661	89,162
CapitaLand Investment Ltd.	350,384	674,519
DBS Group Holdings Ltd.	35,706	1,805,383
Grab Holdings Ltd. Class A (a)	8,901	33,557
Oversea-Chinese Banking Corp. Ltd.	50,300	964,039
Sea Ltd. ADR (a)	5,798	555,622
Singapore Exchange Ltd.	166,200	3,094,125
Singapore Telecommunications Ltd.	97,800	333,448
STMicroelectronics NV	1,613	118,929
United Overseas Bank Ltd.	11,900	365,800
		8,041,792
SOUTH AFRICA — 0.4%
Anglo American PLC	18,169	891,524
Discovery Ltd.	125,925	2,030,089
FirstRand Ltd.	124,772	740,410
Gold Fields Ltd.	21,173	711,731
Harmony Gold Mining Co. Ltd.	17,195	262,279
Impala Platinum Holdings Ltd.	13,742	144,211
MTN Group Ltd.	45,999	639,496
Naspers Ltd. Class N	13,230	662,404
Nedbank Group Ltd.	4,831	79,569
Old Mutual Ltd.	28,259	23,254
Sanlam Ltd.	115,456	621,518
Sasol Ltd. (a)	8,874	87,527
Standard Bank Group Ltd.	29,728	585,981
Valterra Platinum Ltd.	2,141	144,071
		7,624,064
SOUTH KOREA — 2.8%
APR Corp.	109	27,122
APRILBIO Co. Ltd. (a)	488	12,772
Asiana Airlines, Inc. (a)	830	3,938
BHI Co. Ltd. (a)	770	27,136
Celltrion Pharm, Inc.	116	3,062
Celltrion, Inc.	1,483	165,884
Chabiotech Co. Ltd. (a)	4,471	31,340
CJ CGV Co. Ltd. (a)	13,207	37,124
CJ ENM Co. Ltd. (a)	54	1,108
Clobot Co. Ltd. (a)	783	15,844
Security Description	Shares	Value
Cosmax, Inc.	354	$35,393
CosmoAM&T Co. Ltd. (a)	303	7,676
CS Wind Corp.	111	3,049
D&D PharmaTech, Inc. (a)	992	56,025
Daejoo Electronic Materials Co. Ltd.	348	21,855
Daesang Corp.	8,732	94,968
D'Alba Global Co. Ltd.	280	41,838
DB HiTek Co. Ltd.	54	5,026
Dear U Co. Ltd.	3,149	42,988
Delivery Hero SE (a) (e)	43	1,770
Dongsuh Cos., Inc.	3,626	55,234
Doosan Fuel Cell Co. Ltd. (a)	568	20,531
Doosan Robotics, Inc. (a)	851	49,600
Duk San Neolux Co. Ltd. (a)	3,883	82,206
Ecopro BM Co. Ltd.	467	42,953
Ecopro Co. Ltd.	1,422	97,841
Ecopro Materials Co. Ltd. (a)	849	24,550
E-MART, Inc.	113	6,010
Enchem Co. Ltd. (a)	2,515	44,560
Eo Technics Co. Ltd.	127	39,019
ESR Kendall Square REIT Co. Ltd.	30,896	66,207
Eugene Technology Co. Ltd.	776	93,012
GemVax & Kael Co. Ltd. (a)	5,335	42,527
GI Innovation, Inc. (a)	7,757	51,720
Han Kuk Carbon Co. Ltd.	5,201	89,632
Hana Financial Group, Inc.	2,065	152,746
Hana Micron, Inc.	498	16,024
Hanall Biopharma Co. Ltd. (a)	939	37,819
Hanmi Science Co. Ltd.	807	15,705
Hanmi Semiconductor Co. Ltd.	440	72,846
Hansol Chemical Co. Ltd.	153	28,737
Hanwha Aerospace Co. Ltd.	542	348,086
Hanwha Engine (a)	1,751	57,640
Hanwha Solutions Corp. (a)	979	21,453
Hanwha Systems Co. Ltd.	3,590	169,154
Hanwha Vision Co. Ltd. (a)	1,009	35,298
HD Hyundai Electric Co. Ltd.	494	309,926
HD Hyundai Energy Solutions Co. Ltd. (a)	173	15,510
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	418	94,430
HD-Hyundai Marine Engine (a)	1,648	62,333
Hite Jinro Co. Ltd.	12,430	115,210
HLB, Inc. (a)	894	30,006
HPSP Co. Ltd.	2,471	86,125
Hugel, Inc. (a)	257	43,793
HYBE Co. Ltd.	385	47,737
Hyundai Feed, Inc. (a) (c)	970	467
Hyundai Mobis Co. Ltd.	1,463	472,149
Hyundai Motor Co.	3,398	1,085,658
Hyundai Steel Co.	684	12,406
Hyundai Wia Corp.	137	5,650
Il Dong Pharmaceutical Co. Ltd.	821	8,956
Iljin Electric Co. Ltd.	1,694	83,426
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
ISC Co. Ltd.	344	$40,299
ISU Specialty Chemical (a)	1,195	55,149
IsuPetasys Co. Ltd.	1,673	124,614
JNTC Co. Ltd. (a)	2,108	25,158
Jusung Engineering Co. Ltd.	1,369	177,609
JYP Entertainment Corp.	868	28,797
Kakao Corp.	2,698	60,166
Kakao Games Corp. (a)	6,603	33,073
KB Financial Group, Inc.	8,254	847,083
KEPCO Engineering & Construction Co., Inc.	508	35,379
Kia Corp.	1,641	146,168
Kolmar Korea Co. Ltd.	2,681	172,181
KoMiCo Ltd.	449	27,242
Korea Aerospace Industries Ltd.	1,706	161,207
Korea Electric Power Corp. ADR	7,021	84,954
Krafton, Inc.	320	48,745
KT&G Corp.	2,270	248,641
Kum Yang Co. Ltd. (a) (c)	697	2,227
Kyung Dong Navien Co. Ltd.	816	32,707
L&C Bio Co. Ltd.	271	15,813
L&F Co. Ltd. (a)	838	60,309
Lake Materials Co. Ltd.	6,518	61,087
LEENO Industrial, Inc.	289	15,669
LG Chem Ltd.	790	142,774
LG Electronics, Inc.	527	69,051
LG H&H Co. Ltd.	398	58,956
LG Innotek Co. Ltd.	10	6,332
LIG Defense&Aerospace Co. Ltd.	421	195,378
LigaChem Biosciences, Inc. (a)	980	94,818
Lotte Chemical Corp.	24	991
Lotte Chilsung Beverage Co. Ltd.	355	22,616
LOTTE REIT Co. Ltd.	62,365	138,875
LS Eco Energy Ltd.	487	16,503
LS Electric Co. Ltd.	549	84,336
LS Marine Solution Co. Ltd.	3,473	60,861
Lunit, Inc. (a)	16,584	122,456
Medytox, Inc.	841	43,480
Mezzion Pharma Co. Ltd. (a)	108	4,231
NAVER Corp.	4,470	574,150
NC Corp.	86	14,294
Nexon Games Co. Ltd. (a)	20,763	115,789
NHN Corp.	3,045	69,182
NICE Information Service Co. Ltd.	12,367	109,677
NKGen Biotech Korea Co. Ltd. (a) (c)	6,826	2,225
OCI Holdings Co. Ltd.	39	5,400
OliX Pharmaceuticals, Inc. (a)	827	83,058
Oscotec, Inc. (a)	1,351	31,610
Park Systems Corp.	333	53,412
Pearl Abyss Corp. (a)	2,047	47,829
People & Technology, Inc.	719	17,101
Peptron, Inc. (a)	440	52,341
Security Description	Shares	Value
PharmaResearch Co. Ltd.	355	$83,176
Poongsan Corp.	571	23,735
Posco DX Co. Ltd.	2,615	36,542
POSCO Future M Co. Ltd.	337	38,196
POSCO Holdings, Inc. ADR (b)	12,759	655,557
Posco International Corp.	79	2,506
PSK Holdings, Inc.	381	39,347
Rainbow Robotics (a)	332	111,217
RFHIC Corp.	407	16,603
Robotis Co. Ltd. (a)	879	147,512
Rznomics, Inc. (a)	371	9,818
S&S Tech Corp.	829	29,750
Sam Chun Dang Pharm Co. Ltd.	1,255	183,070
Samsung C&T Corp.	748	226,191
Samsung E&A Co. Ltd.	1,289	39,603
Samsung Electro-Mechanics Co. Ltd.	742	1,045,974
Samsung Electronics Co. Ltd. GDR	3,200	17,248,000
Samsung Electronics Co. Ltd. Preference Shares	12,450	1,703,608
Samsung Fire & Marine Insurance Co. Ltd.	394	157,163
Samsung Heavy Industries Co. Ltd. (a)	4,292	64,548
Samsung Life Insurance Co. Ltd.	1,272	329,227
Samsung SDI Co. Ltd. (a)	362	113,789
Samsung Securities Co. Ltd.	984	68,911
Samyang Foods Co. Ltd.	125	90,283
Seegene, Inc.	396	7,591
Seojin System Co. Ltd. (a)	958	32,463
SFA Semicon Co. Ltd. (a)	6,116	23,330
SHIFT UP Corp. (a)	2,708	57,505
Shinhan Financial Group Co. Ltd.	8,019	495,850
Shinsung Delta Tech Co. Ltd.	706	14,628
Silicon2 Co. Ltd.	2,349	47,987
SK Chemicals Co. Ltd.	115	2,928
SK Eternix Co. Ltd. (a)	1,827	60,967
SK Hynix, Inc.	9,748	16,673,465
SK Innovation Co. Ltd. (a)	396	24,256
SK oceanplant Co. Ltd. (a)	2,550	24,903
SK REITs Co. Ltd.	17,317	60,469
SK Square Co. Ltd.	1,508	1,651,763
SK, Inc.	392	211,017
SKC Co. Ltd. (a)	380	26,146
SM Entertainment Co. Ltd.	388	17,731
SNT Dynamics Co. Ltd.	2,461	55,676
Soulbrain Co. Ltd.	26	6,134
ST Pharm Co. Ltd.	114	9,727
Studio Dragon Corp. (a)	773	10,627
Taesung Co. Ltd. (a)	3,682	101,241
Taihan Cable & Solution Co. Ltd. (a)	700	15,317
TechWing, Inc.	1,594	55,146
Tokai Carbon Korea Co. Ltd.	87	15,302
Voronoi, Inc. (a)	838	100,984
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Wemade Co. Ltd.	7,837	$97,779
YC Corp. (a)	4,886	41,471
YG Entertainment, Inc.	1,654	44,465
Yuhan Corp.	65	2,945
		52,066,952
SPAIN — 0.8%
Acciona SA (b)	8,077	2,559,785
ACS Actividades de Construccion y Servicios SA	17,715	2,606,633
Amadeus IT Group SA (b)	7,380	430,990
Banco Bilbao Vizcaya Argentaria SA	93,285	2,332,496
Banco Santander SA	240,020	3,316,030
Distribuidora Internacional de Alimentacion SA (a)	270	12,749
Grenergy Renovables SA (a)	267	35,044
Iberdrola SA	105,129	2,625,037
Industria de Diseno Textil SA	17,696	1,115,179
Repsol SA (b)	18,445	464,151
Telefonica SA (b)	60,233	242,127
		15,740,221
SWEDEN — 0.8%
Alleima AB (b)	6,634	60,800
Assa Abloy AB Class B	38,430	1,359,602
Atlas Copco AB Class B	124,391	2,206,820
Boozt AB (a) (b) (e)	10,971	167,770
Camurus AB (a) (b)	4,436	259,198
Epiroc AB Class B	164	3,809
Evolution AB (a) (b) (e)	6,178	424,627
Hemnet Group AB (b)	11,092	84,352
Industrivarden AB Class A	464	26,057
Mildef Group AB (b)	3,461	66,033
MIPS AB (b)	3,977	106,101
RaySearch Laboratories AB	8,628	196,128
Sandvik AB	33,161	1,370,209
Sectra AB Class B	1,335	37,906
Securitas AB Class B	80,772	1,328,653
Sivers Semiconductors AB (a)	2,951	19,255
Skandinaviska Enskilda Banken AB Class A (b)	78,528	1,565,180
Skanska AB Class B	33,957	909,436
SKF AB Class B	24,197	622,042
Svenska Handelsbanken AB Class A	31,746	467,753
Tele2 AB Class B	23,769	414,195
Telefonaktiebolaget LM Ericsson Class B	63,479	709,356
Telia Co. AB	54,630	266,485
Volvo AB Class A	42,023	1,433,745
Xvivo Perfusion AB (a) (b)	944	25,321
		14,130,833
SWITZERLAND — 1.5%
ABB Ltd.	47,208	5,125,490
Accelleron Industries AG	2,276	234,188
Adecco Group AG (b)	9,741	179,931
Security Description	Shares	Value
Basilea Pharmaceutica Ag Allschwil (a)	120	$7,944
Cie Financiere Richemont SA Class A	12,715	2,940,536
DSM-Firmenich AG	9,791	929,106
Geberit AG	3,405	2,278,583
Givaudan SA	388	1,645,026
Kuehne & Nagel International AG (b)	3,422	831,266
Nestle SA	43,493	4,479,512
Sandoz Group AG	6,124	555,119
Sensirion Holding AG (a) (e)	527	52,723
SGS SA	12,420	1,443,008
Swatch Group AG Class BR, Bearer Shares (b)	458	112,194
TE Connectivity PLC	15,366	3,097,939
TORM PLC Class A	941	24,266
UBS Group AG	65,339	3,244,877
Vetropack Holding AG (b)	87	1,944
Zurich Insurance Group AG	2,200	1,632,579
		28,816,231
TAIWAN — 3.3%
Ability Enterprise Co. Ltd.	50,358	118,558
Ability Opto-Electronics Technology Co. Ltd.	13,365	79,293
AblePrint Technology Co. Ltd.	1,000	95,271
Accton Technology Corp.	3,000	234,960
Acter Group Corp. Ltd.	4,000	161,976
ADATA Technology Co. Ltd.	1,000	12,839
Advanced Echem Materials Co. Ltd.	2,000	54,934
Advanced Energy Solution Holding Co. Ltd.	1,000	37,041
Advanced Wireless Semiconductor Co.	24,000	112,630
Alchip Technologies Ltd.	3,000	393,640
All Ring Tech Co. Ltd.	4,000	125,312
Allied Supreme Corp.	8,000	53,867
Allis Electric Co. Ltd.	4,079	15,749
Alpha Networks, Inc.	16,000	17,102
AP Memory Technology Corp.	6,000	187,968
Apex Dynamics, Inc.	1,000	18,646
Ardentec Corp.	3,000	20,906
ASE Technology Holding Co. Ltd.	53,000	1,131,323
Asia Optical Co., Inc.	12,000	53,678
Asia Vital Components Co. Ltd.	2,000	158,523
ASMedia Technology, Inc.	1,000	46,144
AUO Corp. ADR (a)	76,253	782,356
AURAS Technology Co. Ltd.	2,000	63,409
Bank of Kaohsiung Co. Ltd.	981,081	377,262
Bizlink Holding, Inc.	3,063	184,127
C Sun Manufacturing Ltd.	7,000	136,236
Caliway Biopharmaceuticals Co. Ltd. Class C (a)	10,000	31,328
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Century Iron & Steel Industrial Co. Ltd.	36,000	$132,783
Chailease Holding Co. Ltd.	4,298	15,853
Chang Wah Technology Co. Ltd.	6,000	15,802
Charoen Pokphand Enterprise	5,500	19,596
Chenming Electronic Technology Corp.	12,000	40,682
Chief Telecom, Inc.	8,300	86,500
China Motor Corp.	11,000	19,130
Chroma ATE, Inc.	2,000	135,608
Chung Hung Steel Corp. (a)	70,000	37,904
Chunghwa Precision Test Tech Co. Ltd.	3,000	285,813
Chunghwa Telecom Co. Ltd. ADR (b)	30,779	1,362,279
Cleanaway Co. Ltd.	18,000	15,764
Compeq Manufacturing Co. Ltd.	4,000	29,193
Coretronic Corp.	14,000	38,190
CSBC Corp. Taiwan (a)	14,000	8,482
CTBC Financial Holding Co. Ltd.	345,000	768,917
CyberPower Systems, Inc.	2,000	13,372
Da-Li Development Co. Ltd.	18,900	26,757
Daxin Materials Corp.	5,000	61,290
Delpha Construction Co. Ltd.	33,000	19,993
Delta Electronics, Inc.	23,000	1,407,876
Dong Fang Offshore Co. Ltd.	3,000	11,583
Dynamic Holding Co. Ltd. (a)	20,203	111,617
Dynapack International Technology Corp. (a)	6,000	77,786
E Ink Holdings, Inc.	4,000	26,933
Elite Advanced Laser Corp.	18,000	300,598
Elite Material Co. Ltd.	2,000	338,393
Elite Semiconductor Microelectronics Technology, Inc.	12,000	85,132
eMemory Technology, Inc.	1,000	91,818
Ennostar, Inc.	6,000	12,205
Evergreen Aviation Technologies Corp.	20,000	116,460
Evergreen Marine Corp. Taiwan Ltd.	1,600	9,267
EVERGREEN Steel Corp.	18,000	53,057
Faraday Technology Corp.	20,463	135,536
First Hi-Tec Enterprise Co. Ltd.	6,000	58,481
Fitipower Integrated Technology, Inc.	10,629	55,053
Formosa Advanced Technologies Co. Ltd.	15,000	33,902
Formosa Chemicals & Fibre Corp.	11,000	18,853
Formosa Plastics Corp.	14,000	23,951
Formosa Sumco Technology Corp.	2,000	22,852
Fortune Electric Co. Ltd.	1,210	29,475
Fositek Corp.	2,000	105,473
Foxsemicon Integrated Technology, Inc.	3,000	31,124
Security Description	Shares	Value
Fulltech Fiber Glass Corp. (a)	8,000	$27,875
G Shank Enterprise Co. Ltd.	6,000	24,485
Genius Electronic Optical Co. Ltd.	1,079	22,321
Giant Manufacturing Co. Ltd.	28,000	69,173
Global Brands Manufacture Ltd.	4,000	13,372
Global Unichip Corp.	1,000	152,088
Globalwafers Co. Ltd.	1,000	31,548
Gloria Material Technology Corp.	152,000	150,776
Gold Circuit Electronics Ltd.	17,800	670,507
Goldsun Building Materials Co. Ltd. Class C	4,000	4,175
Grand Process Technology Corp.	2,000	227,897
Gudeng Precision Industrial Co. Ltd.	7,049	112,407
Hon Hai Precision Industry Co. Ltd. GDR (b)	179,025	2,882,303
HTC Corp.	6,000	8,541
Hwang Chang General Contractor Co. Ltd.	25,964	31,419
I-Chiun Precision Industry Co. Ltd.	13,000	97,327
Innolux Corp.	50,000	107,827
Intelligo Technology, Inc. (a)	13,000	172,618
International Games System Co. Ltd. Class C	16,000	396,277
ITE Technology, Inc.	1,000	4,991
ITEQ Corp.	3,000	34,891
Jentech Precision Industrial Co. Ltd.	3,299	355,204
Johnson Health Tech Co. Ltd.	9,000	35,456
JSL Construction & Development Co. Ltd.	7,000	11,888
Kaori Heat Treatment Co. Ltd.	4,000	194,623
KGI Financial Holding Co. Ltd.	243,000	218,922
Kindom Development Co. Ltd.	14,300	15,240
Kinik Co.	2,000	47,840
Kinsus Interconnect Technology Corp.	8,919	249,457
L&K Engineering Co. Ltd.	4,099	118,763
LandMark Optoelectronics Corp.	4,000	253,637
Largan Precision Co. Ltd.	1,000	134,666
Lian HWA Food Corp.	17,600	48,121
Lotus Pharmaceutical Co. Ltd.	3,000	18,034
Lumosa Therapeutics Co. Ltd. (a)	4,000	12,619
LuxNet Corp.	19,000	282,705
M31 Technology Corp.	8,000	119,536
Machvision, Inc.	4,000	88,899
Macronix International Co. Ltd. (a)	22,000	107,388
MediaTek, Inc.	19,000	2,531,822
Merida Industry Co. Ltd.	62,000	152,390
Merry Electronics Co. Ltd.	22,000	62,292
MPI Corp.	1,000	191,170
Myson Century, Inc.	36,000	75,489
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nan Pao Resins Chemical Co. Ltd.	2,000	$21,565
Nan Ya Plastics Corp.	16,000	83,625
Nanya Technology Corp. (a)	11,000	156,248
Nuvoton Technology Corp.	69,000	375,795
O-Bank Co. Ltd.	19,000	6,233
Oneness Biotech Co. Ltd. (a)	12,193	19,979
Orient Semiconductor Electronics Ltd.	65,000	109,570
Pan Jit International, Inc.	26,500	151,814
Pan-International Industrial Corp.	34,000	52,777
Parade Technologies Ltd.	1,000	19,745
Pegavision Corp. (a)	1,085	11,750
Pharmally International Holding Co. Ltd. (a) (c)	1,282	—
Phison Electronics Corp.	2,000	149,734
Phoenix Silicon International Corp.	17,000	169,165
Powerchip Semiconductor Manufacturing Corp. (a)	16,000	40,030
Powertech Technology, Inc.	3,000	31,783
Quanta Computer, Inc.	8,000	92,414
Raydium Semiconductor Corp.	1,000	8,742
Sakura Development Co. Ltd.	38,400	46,890
Sanyang Motor Co. Ltd.	40,000	76,719
Scientech Corp.	5,000	141,886
Shin Zu Shing Co. Ltd.	3,000	18,740
Shiny Chemical Industrial Co. Ltd.	1,200	6,404
ShunSin Technology Holding Ltd.	13,000	231,789
Silicon Integrated Systems Corp.	112,000	242,588
SinoPac Financial Holdings Co. Ltd.	9,900	12,400
Solar Applied Materials Technology Corp.	5,000	22,680
Solomon Technology Corp.	12,000	49,158
Sporton International, Inc.	23,760	142,456
Sunonwealth Electric Machine Industry Co. Ltd.	2,074	9,245
TA Chen Stainless Pipe	27,000	34,199
Ta Ya Electric Wire & Cable	4,263	5,085
Taiwan Cogeneration Corp.	30,019	71,899
Taiwan Hon Chuan Enterprise Co. Ltd.	35,000	141,180
Taiwan Sakura Corp.	7,000	18,194
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	756,518
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,269	32,125,656
Taiwan Speciality Chemicals Corp.	8,000	68,181
Taiwan Surface Mounting Technology Corp.	3,000	20,059
Taiwan Union Technology Corp.	6,000	316,419
Test Research, Inc.	5,000	51,402
Thinking Electronic Industrial Co. Ltd.	1,000	9,888
Security Description	Shares	Value
Tigerair Taiwan Co. Ltd.	19,000	$37,157
Ttet Union Corp.	4,000	17,767
Unimicron Technology Corp.	14,045	471,745
Union Bank of Taiwan	48,085	34,188
Unitech Printed Circuit Board Corp.	16,239	28,852
United Integrated Services Co. Ltd.	7,000	290,051
United Microelectronics Corp. ADR (a)	85,676	2,331,244
Universal Cement Corp.	33,000	27,762
Universal Microwave Technology, Inc.	5,000	209,533
UPI Semiconductor Corp.	5,000	42,378
Vanguard International Semiconductor Corp.	4,000	27,122
Via Technologies, Inc.	23,000	52,922
Visual Photonics Epitaxy Co. Ltd.	18,000	196,067
Voltronic Power Technology Corp.	1,000	34,059
Win Semiconductors Corp.	3,000	40,117
Winbond Electronics Corp.	28,000	182,380
Wistron Corp. (a)	4,000	19,902
XinTec, Inc.	15,000	134,902
Yageo Corp.	24,516	877,317
Yankey Engineering Co. Ltd.	3,450	82,415
Yieh Phui Enterprise Co. Ltd. (a)	70,000	29,664
Yulon Motor Co. Ltd.	16,896	14,426
Zhen Ding Technology Holding Ltd.	1,000	19,776
		62,887,740
THAILAND — 0.1%
Amata Corp. PCL	140,000	112,732
B Grimm Power PCL (b)	162,800	83,310
Bangkok Airways PCL	138,700	77,240
Bangkok Chain Hospital PCL	360,200	107,343
BCPG PCL	298,800	63,411
Bumrungrad Hospital PCL	14,100	79,794
Carabao Group PCL	56,600	80,503
Chularat Hospital PCL (b) (d)	1,074,000	50,434
CP ALL PCL NVDR	87,200	122,713
Delta Electronics Thailand PCL	53,300	521,440
Energy Absolute PCL (a)	871,010	76,035
Fabrinet (a)	321	180,428
Hana Microelectronics PCL	75,600	88,752
I-TAIL Corp. PCL	29,300	14,200
Jasmine Technology Solution PCL (a)	27,800	26,779
JMT Network Services PCL	123,000	42,949
KCE Electronics PCL	10,200	12,819
Krungthai Card PCL	6,400	6,406
Mega Lifesciences PCL	9,400	10,399
MK Restaurants Group PCL	12,200	7,969
Muangthai Capital PCL	8,800	8,344
Osotspa PCL	168,400	88,203
Plan B Media PCL	1,145,600	160,009
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PTT PCL	222,000	$237,233
Regional Container Lines PCL	50,600	48,360
SCB X PCL NVDR	9,400	41,878
Srisawad Corp. PCL	7,500	5,215
Star Petroleum Refining PCL	52,600	12,033
TOA Paint Thailand PCL	50,000	22,125
VGI PCL (b) (d)	2,167,606	60,682
WHA Corp. PCL	41,000	6,356
		2,456,094
TURKEY — 0.1%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	65,005	55,732
Akbank TAS	105,102	173,460
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi (a)	931,330	119,971
Baticim Cimento Sanayi Anonim Sirketi (a)	11,671	9,426
Cimsa Cimento Sanayi VE Ticaret AS	12,334	12,451
Eldorado Gold Corp. (b)	3,414	106,216
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	35,199	15,602
Enerya Enerji AS	134,257	30,934
Hektas Ticaret TAS (a)	1,347,956	95,343
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	202,072	172,380
Katilimevim Tasarruf Finansman AS	18,806	70,338
LDR Turizm AS	7,900	14,901
Lydia Holding AS (a)	17,209	67,131
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	44,788	30,105
Migros Ticaret AS	16,765	240,575
Nuh Cimento Sanayi AS	16,792	79,433
Oyak Cimento Fabrikalari AS	29,722	13,060
Pasifik Eurasia Lojistik Dis Ticaret AS (a)	12,676	28,093
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	176,430	52,828
Petkim Petrokimya Holding AS (a)	82,282	33,703
Ral Yatirim Holding AS (a)	3,927	16,127
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	2,116	995
Sasa Polyester Sanayi AS (a)	1,136,461	59,678
Sok Marketler Ticaret AS (a)	37,014	36,732
Tera Yatirim Teknoloji Holding AS REIT (a)	219,068	176,079
Trust Anadolu Metal Madencilik Isletmeleri AS (a)	28,301	67,332
Turk Altin Isletmeleri AS (a)	47,046	47,010
Turkiye Is Bankasi AS Class C	431,024	136,821
		1,962,456
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	29,505	$116,164
Abu Dhabi Islamic Bank PJSC	12,810	72,129
Agthia Group PJSC	35,962	34,466
Ajman Bank PJSC	706,869	269,448
Al Waha Capital PJSC	55,554	28,437
Alef Education Holding PLC	550,196	148,307
Amanat Holdings PJSC	903,260	339,391
Apex Investment Co. PSC (a)	132,553	120,183
Dana Gas PJSC	311,498	79,046
Deyaar Development PJSC	798,974	175,121
Dubai Taxi Co. PJSC	23,912	15,235
Emaar Properties PJSC	39,408	127,900
Emirates Central Cooling Systems Corp.	132,694	58,891
Emirates Telecommunications Group Co. PJSC	2,990	15,631
Etihad Energy Holding PJSC (a)	58,011	46,121
First Abu Dhabi Bank PJSC	13,211	61,150
Parkin Co. PJSC	56,721	90,500
RAK Properties PJSC (a)	716,487	210,688
Space42 PLC (a)	562,801	266,632
Spinneys 1961 Holding PLC	82,849	29,325
Taaleem Holdings PJSC	335,695	297,055
Union Properties PJSC	251,846	48,000
		2,649,820
UNITED KINGDOM — 2.5%
3i Group PLC	36,102	1,191,200
Aberdeen Group PLC	171,827	543,232
Alfa Financial Software Holdings PLC (e)	22,996	47,186
AO World PLC (a)	36,208	43,972
AstraZeneca PLC (d)	18,183	3,402,806
AstraZeneca PLC (d)	8,674	1,644,764
Avon Technologies PLC (b)	10,085	229,692
BAE Systems PLC	104,135	2,548,649
Barclays PLC	236,563	1,590,613
British American Tobacco PLC	19,335	1,200,229
British Land Co. PLC REIT	13,768	75,579
BT Group PLC	142,994	360,788
Burberry Group PLC (a)	5,779	81,457
Cerillion PLC (b)	1,389	20,095
CK Hutchison Holdings Ltd.	168,920	1,427,044
Cohort PLC (b)	8,110	132,397
Compass Group PLC	50,704	1,637,739
Craneware PLC	10,365	185,443
Diageo PLC	31,746	641,503
Eurasia Mining PLC (a)	1,122	39
GSK PLC	58,459	1,537,051
Hammerson PLC REIT	5,649	27,726
HSBC Holdings PLC	296,295	5,626,726
Imperial Brands PLC	10,991	406,854
J Sainsbury PLC	28,715	121,882
Land Securities Group PLC REIT	11,160	96,427
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Lloyds Banking Group PLC	1,012,054	$1,492,348
M&G PLC	51,232	228,608
Marks & Spencer Group PLC	31,397	155,018
National Grid PLC	32,686	541,413
Next PLC	8,433	1,627,977
Ocado Group PLC (a) (b)	5,733	13,636
Pearson PLC	11,875	188,503
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	1,150	21,597
Quilter PLC (e)	43,184	110,219
Reckitt Benckiser Group PLC	8,935	582,394
RELX PLC (d)	20,640	648,152
RELX PLC (d)	60,831	1,918,136
Rolls-Royce Holdings PLC	138,427	2,654,122
Sage Group PLC	16,645	180,271
Serica Energy PLC	3,535	10,181
Severn Trent PLC	29,106	1,141,930
Smith & Nephew PLC	52,943	766,279
Smiths Group PLC	40,636	1,380,713
SSE PLC	18,633	602,438
Standard Chartered PLC	56,976	1,543,432
TechnipFMC PLC	13,306	882,188
Telecom Plus PLC	6,999	69,020
Tesco PLC	108,975	663,450
THG PLC (a) (b)	33,337	13,309
Trustpilot Group PLC (a) (e)	11,292	38,907
Unilever PLC	36,417	2,188,342
United Utilities Group PLC	51,964	902,807
Vodafone Group PLC	386,488	510,914
Whitbread PLC	36,676	1,163,896
WPP PLC	40,196	125,800
		47,187,093
UNITED STATES — 63.7%
10X Genomics, Inc. Class A (a) (b)	2,260	86,648
3M Co.	11,417	1,848,526
A10 Networks, Inc.	1,344	50,212
AAON, Inc.	1,206	152,993
Abbott Laboratories	36,903	3,348,578
AbbVie, Inc.	30,470	7,667,471
Abercrombie & Fitch Co. Class A (a)	399	35,914
Accel Entertainment, Inc. (a)	19,415	244,823
Accenture PLC Class A	11,346	1,411,896
Acerinox SA	3,060	53,632
ACM Research, Inc. Class A (a)	3,990	506,291
ACV Auctions, Inc. Class A (a)	2,632	18,924
AdaptHealth Corp. (a)	569	5,929
Adaptive Biotechnologies Corp. (a)	4,079	87,495
Addus HomeCare Corp. (a)	100	10,047
Adient PLC (a)	1,681	30,897
ADMA Biologics, Inc. (a)	3,837	32,116
Adobe, Inc. (a)	9,197	1,885,569
Advanced Micro Devices, Inc. (a)	26,125	15,176,274
Aehr Test Systems (a)	1,397	134,196
Security Description	Shares	Value
AeroVironment, Inc. (a)	421	$69,494
AES Corp.	6,708	98,339
Aeva Technologies, Inc. (a) (b)	3,003	86,246
Affiliated Managers Group, Inc.	382	129,269
Affirm Holdings, Inc. (a)	4,504	367,301
Aflac, Inc.	33,169	3,889,065
Agilent Technologies, Inc.	18,533	2,461,738
Agilysys, Inc. (a) (b)	1,861	194,474
AGNC Investment Corp. REIT (b)	10,631	115,878
AGNT, Inc. (b)	6,057	32,768
Air Products & Chemicals, Inc.	3,592	1,053,103
Airbnb, Inc. Class A (a)	4,751	679,868
Akamai Technologies, Inc. (a)	361	42,674
Akero Therapeutics, Inc. (a)	4,096	2,663
Albemarle Corp.	1,335	180,265
Alcoa Corp.	11,980	624,637
Alcon AG	6,195	419,323
Align Technology, Inc. (a)	440	74,210
Alignment Healthcare, Inc. (a)	2,245	53,453
Alkami Technology, Inc. (a) (b)	2,200	39,864
Allegiant Travel Co. (a)	942	110,779
Allegion PLC	3,891	546,647
Allstate Corp.	11,788	2,804,837
Ally Financial, Inc.	5,821	267,475
Alnylam Pharmaceuticals, Inc. (a)	1,282	385,920
Alpha & Omega Semiconductor Ltd. (a)	541	25,606
Alpha Metallurgical Resources, Inc. (a)	347	57,234
Alphabet, Inc. Class A	96,589	34,518,011
Alphabet, Inc. Class C	81,236	28,703,116
Alphatec Holdings, Inc. (a)	2,302	19,912
Altria Group, Inc.	23,315	1,677,514
Amazon.com, Inc. (a)	152,266	36,291,078
AMC Entertainment Holdings, Inc. Class A (a)	92,763	176,250
Amcor PLC CDI	6,698	290,302
Ameresco, Inc. Class A (a) (b)	751	20,728
American Airlines Group, Inc. (a)	2,726	49,259
American Electric Power Co., Inc.	23,315	3,189,725
American Express Co.	18,032	6,099,324
American Healthcare REIT, Inc. (b)	1,720	89,698
American Superconductor Corp. (a)	3,921	162,761
American Tower Corp. REIT	11,546	1,888,579
Amgen, Inc.	10,492	3,799,363
AMN Healthcare Services, Inc. (a)	2,270	73,480
Amphenol Corp. Class A	13,881	2,447,498
Amplitude, Inc. Class A (a)	5,636	43,115
Amprius Technologies, Inc. (a)	3,468	48,066
Amrize Ltd. (a)	8,435	447,761
Analog Devices, Inc.	11,100	4,408,587
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
AnaptysBio, Inc. (a)	369	$24,907
Annaly Capital Management, Inc. REIT	5,354	119,715
Antero Resources Corp. (a)	981	34,472
Aon PLC Class A	2,993	992,748
AP Moller - Maersk AS Class B	118	280,471
APA Corp.	6,068	197,635
Apartment Investment & Management Co. Class A, REIT	26,982	80,137
Apellis Pharmaceuticals, Inc. (a)	446	13
Apogee Therapeutics, Inc. (a)	100	13,273
Apollo Global Management, Inc.	1,660	196,395
Appfolio, Inc. Class A (a) (b)	101	16,195
Appian Corp. Class A (a)	438	10,030
Apple, Inc.	241,839	69,978,533
Applied Digital Corp. (a)	8,419	314,029
Applied Materials, Inc.	16,735	12,099,405
Applied Optoelectronics, Inc. (a)	1,917	284,023
AppLovin Corp. Class A (a)	3,628	1,869,254
Aptiv PLC (a)	100	6,138
Arbor Realty Trust, Inc. REIT (b)	11,433	61,967
Arbutus Biopharma Corp. (a)	21,581	103,589
Archer Aviation, Inc. Class A (a)	13,603	64,342
Archer-Daniels-Midland Co.	21,547	1,646,191
Arcus Biosciences, Inc. (a)	6,629	204,372
Arcutis Biotherapeutics, Inc. (a)	3,652	95,755
Ardelyx, Inc. (a)	5,184	26,438
Argan, Inc.	365	291,471
Arista Networks, Inc. (a)	13,694	2,326,337
Arlo Technologies, Inc. (a)	2,195	29,589
ARMOUR Residential REIT, Inc. (b)	1,821	31,776
Array Technologies, Inc. (a) (b)	4,906	36,353
Arrowhead Pharmaceuticals, Inc. (a)	6,999	570,488
ARS Pharmaceuticals, Inc. (a) (b)	2,967	23,766
Arthur J Gallagher & Co.	2,052	471,078
Arvinas, Inc. (a)	4,002	33,257
Asana, Inc. Class A (a) (b)	11,851	82,957
ASP Isotopes, Inc. (a) (b)	5,302	32,978
AST SpaceMobile, Inc. (a) (b)	4,001	355,529
Astera Labs, Inc. (a)	2,063	996,470
Astrana Health, Inc. (a)	356	16,522
Astronics Corp. (a)	5,605	455,462
Astronics Corp. Class B (a)	1,136	86,336
AT&T, Inc.	134,564	2,785,475
ATI, Inc. (a)	842	165,958
Atkore, Inc.	482	36,651
Atlassian Corp. Class A (a)	1,712	133,176
Atmus Filtration Technologies, Inc.	3,959	201,869
Aurora Innovation, Inc. (a) (b)	21,601	147,319
Autodesk, Inc. (a)	440	85,545
Automatic Data Processing, Inc.	11,049	2,474,424
Avanos Medical, Inc. (a)	1,417	35,255
Security Description	Shares	Value
Aveanna Healthcare Holdings, Inc. (a)	4,859	$41,642
AvePoint, Inc. (a)	11,880	133,175
Avis Budget Group, Inc. (a) (b)	100	14,783
Axcelis Technologies, Inc. (a)	507	96,051
Axon Enterprise, Inc. (a)	1,371	768,596
Axos Financial, Inc. (a)	499	48,598
Axsome Therapeutics, Inc. (a)	456	111,615
AXT, Inc. (a)	922	66,458
Baker Hughes Co.	9,321	517,315
Bancorp, Inc. (a)	7,978	499,742
Bank of America Corp.	157,939	8,999,364
Bank of New York Mellon Corp.	35,288	5,102,998
Barrett Business Services, Inc.	369	13,107
Bath & Body Works, Inc.	3,451	79,822
Baxter International, Inc.	22,524	480,212
Beam Therapeutics, Inc. (a)	1,394	47,842
Beazer Homes USA, Inc. (a)	3,616	101,429
Becton Dickinson & Co.	10,221	1,546,744
BellRing Brands, Inc. (a)	1,584	20,497
BeOne Medicines Ltd. Class H (a)	4,131	89,763
Berkshire Hathaway, Inc. Class B (a)	22,038	11,027,595
Beta Technologies, Inc. Class A (a)	1,644	27,537
Better Home & Finance Holding Co. (a) (b)	760	20,900
BigBear.ai Holdings, Inc. (a) (b)	11,956	43,879
Bill Holdings, Inc. (a)	1,299	46,972
BioCryst Pharmaceuticals, Inc. (a)	11,460	114,600
Biogen, Inc. (a)	6,138	1,326,176
Biohaven Ltd. (a)	1,469	21,859
BioLife Solutions, Inc. (a)	3,490	98,558
Bit Digital, Inc. (a) (b)	50,589	91,060
Bitdeer Technologies Group Class A (a)	4,039	64,099
BJ's Restaurants, Inc. (a)	1,821	110,598
Blackrock, Inc.	1,282	1,232,720
BlackSky Technology, Inc. (a) (b)	2,582	72,089
Blackstone, Inc.	4,883	574,583
Block, Inc. (a)	5,369	408,044
Block, Inc. CDI (a)	1,840	146,826
Bloom Energy Corp. Class A (a)	5,007	1,515,619
Blue Bird Corp. (a)	2,104	166,132
Boeing Co. (a)	11,025	2,386,582
Booking Holdings, Inc.	19,241	3,429,516
Boot Barn Holdings, Inc. (a)	502	82,464
Boston Beer Co., Inc. Class A (a) (b)	101	17,880
Boston Scientific Corp. (a)	23,347	996,450
BP PLC	254,501	1,577,800
Braze, Inc. Class A (a)	1,259	27,308
Bridgebio Pharma, Inc. (a)	6,952	517,785
Brighthouse Financial, Inc. (a)	3,007	190,343
BrightSpire Capital, Inc. REIT (b)	74,048	403,562
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bristol-Myers Squibb Co.	35,302	$2,034,101
Broadcom, Inc.	73,667	27,827,709
Builders FirstSource, Inc. (a)	1,206	107,913
Burlington Stores, Inc. (a)	100	31,680
Business First Bancshares, Inc.	369	11,339
C3.ai, Inc. Class A (a) (b)	12,233	111,198
Cadence Design Systems, Inc. (a)	3,422	1,284,345
Cadre Holdings, Inc.	509	14,512
Caesars Entertainment, Inc. (a)	2,743	82,784
Calix, Inc. (a)	482	17,988
Calumet, Inc. (a)	3,163	113,931
Capital City Bank Group, Inc.	1,790	88,462
Capital One Financial Corp.	20,248	4,062,154
CareDx, Inc. (a)	1,407	40,099
Carnival Corp. Ltd. (d)	14,252	407,180
Carnival Corp. Ltd. (d)	18	512
Carpenter Technology Corp.	100	61,684
Carrier Global Corp.	11,546	846,899
Cars.com, Inc. (a) (b)	3,587	39,242
Carvana Co. (a)	9,326	613,837
Castle Biosciences, Inc. (a)	1,687	40,235
Catalyst Pharmaceuticals, Inc. (a)	6,533	205,332
Caterpillar, Inc.	9,828	10,465,837
Cava Group, Inc. (a)	469	36,807
Cboe Global Markets, Inc.	1,684	408,656
CECO Environmental Corp. (a)	3,558	322,853
Celldex Therapeutics, Inc. (a)	3,508	130,533
Celsius Holdings, Inc. (a) (b)	3,140	91,939
Centene Corp. (a)	2,553	163,877
Central Pacific Financial Corp.	469	17,916
Centrus Energy Corp. Class A (a)	912	153,097
Century Aluminum Co. (a)	6,499	299,019
Century Communities, Inc.	1,404	100,611
Certara, Inc. (a)	9,757	63,908
CEVA, Inc. (a)	420	19,807
CF Industries Holdings, Inc.	3,520	381,075
CH Robinson Worldwide, Inc.	10,586	1,993,767
Champion Homes, Inc. (a)	2,703	238,188
Charles Schwab Corp.	31,689	2,923,944
Charter Communications, Inc. Class A (a)	3,102	441,135
Chefs' Warehouse, Inc. (a) (b)	535	51,413
Chemours Co.	3,001	61,581
Chevron Corp.	42,648	7,069,332
Chipotle Mexican Grill, Inc. (a)	25,540	868,360
Chord Energy Corp.	2,234	255,346
Chubb Ltd.	12,908	4,398,272
Church & Dwight Co., Inc.	9,675	937,314
Ciena Corp. (a)	1,423	698,067
Cigna Group	3,460	953,853
Cintas Corp.	2,774	471,802
Cipher Digital, Inc. (a)	14,503	355,323
Circle Internet Group, Inc. (a)	2,305	144,362
Security Description	Shares	Value
Cirrus Aircraft Ltd.	4,600	$19,768
Cisco Systems, Inc.	79,446	9,331,727
Citigroup, Inc.	49,676	6,952,653
Citizens Financial Group, Inc.	6,701	469,539
Cleanspark, Inc. (a) (b)	10,118	147,217
Clear Channel Outdoor Holdings, Inc. (a)	76,175	184,343
Clear Secure, Inc. Class A	880	49,042
Cleveland-Cliffs, Inc. (a)	5,168	48,528
Clorox Co.	10,562	1,008,037
Cloudflare, Inc. Class A (a)	4,819	1,182,004
Clover Health Investments Corp. (a) (b)	18,398	96,406
CME Group, Inc.	5,787	1,277,943
CNH Industrial NV (b)	15,740	178,876
Coastal Financial Corp. (a)	1,814	140,603
Coca-Cola Co.	66,910	5,437,776
Coeur Mining, Inc. (d)	39,841	650,205
Coeur Mining, Inc. (d)	5,239	85,596
Cogent Biosciences, Inc. (a)	838	32,431
Cogent Communications Holdings, Inc.	3,073	42,653
Cognizant Technology Solutions Corp. Class A	23,398	906,205
Coherent Corp. (a)	2,261	891,897
Coinbase Global, Inc. Class A (a)	2,988	436,816
Colgate-Palmolive Co.	19,449	1,783,084
Collegium Pharmaceutical, Inc. (a) (b)	3,088	111,786
Comcast Corp. Class A	59,627	1,463,843
Comfort Systems USA, Inc.	100	198,195
Compass Therapeutics, Inc. (a) (b)	11,386	24,935
Compass, Inc. Class A (a) (b)	29,157	359,506
Conagra Brands, Inc.	23,315	313,820
ConocoPhillips	32,188	3,346,264
Constellation Energy Corp.	6,774	1,682,458
Corcept Therapeutics, Inc. (a)	100	8,695
Core Natural Resources, Inc.	101	8,082
Core Scientific, Inc. (a) (b)	6,633	169,738
CoreWeave, Inc. Class A (a)	4,154	413,489
CorMedix, Inc. (a) (b)	1,716	13,471
Corning, Inc.	16,556	4,228,899
Corsair Gaming, Inc. (a)	1,728	16,710
Corteva, Inc.	18,534	1,569,644
CoStar Group, Inc. (a)	6,901	195,436
Costco Wholesale Corp.	8,847	8,276,103
Coty, Inc. Class A (a) (b)	1,787	3,860
Coursera, Inc. (a)	13,491	76,089
Covenant Logistics Group, Inc.	764	33,754
Cracker Barrel Old Country Store, Inc. (b)	594	31,660
Credo Technology Group Holding Ltd. (a)	2,347	638,267
Crescent Energy Co. Class A	1,617	15,879
CRH PLC	18,876	2,019,732
Cricut, Inc. Class A (b)	1,842	8,086
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Crocs, Inc. (a)	914	$110,265
Crowdstrike Holdings, Inc. Class A (a)	3,606	2,751,883
CSX Corp.	77,226	3,670,552
Cullinan Therapeutics, Inc. (a)	379	6,902
Cummins, Inc.	5,882	4,195,101
Customers Bancorp, Inc. (a)	399	31,561
CVS Health Corp.	30,770	3,183,156
Cytokinetics, Inc. (a)	528	44,980
Daily Journal Corp. (a) (b)	100	60,119
Dana, Inc.	502	13,659
Danaher Corp.	17,586	3,349,781
Datadog, Inc. Class A (a)	3,861	1,005,250
Dave, Inc. (a)	100	37,259
Deckers Outdoor Corp. (a)	100	9,929
Deere & Co.	6,487	4,114,899
Definium Therapeutics, Inc. (a)	8,880	417,715
Delek U.S. Holdings, Inc.	521	26,472
Dell Technologies, Inc. Class C	3,369	1,453,589
Devon Energy Corp.	5,209	215,236
Dexcom, Inc. (a)	3,138	211,344
DiamondRock Hospitality Co. REIT	7,112	86,624
Digi International, Inc. (a)	781	58,536
Digital Realty Trust, Inc. REIT	502	90,149
DigitalOcean Holdings, Inc. (a)	1,354	212,619
Diversified Healthcare Trust REIT	11,105	103,276
DNOW, Inc. (a)	11,009	142,787
Docusign, Inc. (a)	1,841	81,777
Dollar General Corp.	421	48,461
Dollar Tree, Inc. (a)	8,721	1,054,805
DoorDash, Inc. Class A (a)	3,537	652,683
Dow, Inc.	18,882	516,612
Doximity, Inc. Class A (a)	2,186	45,338
Dr. Horton, Inc.	100	16,288
DraftKings, Inc. Class A (a)	7,412	187,227
Dream Finders Homes, Inc. Class A (a) (b)	1,306	22,542
Ducommun, Inc. (a)	804	148,909
Duke Energy Corp.	12,746	1,613,389
Duolingo, Inc. (a)	469	53,944
DuPont de Nemours, Inc.	4,525	613,771
Dutch Bros, Inc. Class A (a)	435	31,237
DXC Technology Co. (a) (b)	3,890	34,426
DXP Enterprises, Inc. (a)	469	79,139
Dynatrace, Inc. (a)	1,352	59,366
Dyne Therapeutics, Inc. (a)	7,149	158,779
Dynex Capital, Inc. REIT	37,905	496,935
Eagle Bancorp, Inc.	1,307	37,106
Easterly Government Properties, Inc. REIT	26,354	657,005
Eaton Corp. PLC	9,304	3,964,620
eBay, Inc.	19,426	2,170,855
EchoStar Corp. Class A (a)	1,636	166,054
Ecolab, Inc.	7,966	2,219,407
Security Description	Shares	Value
Edison International	20,209	$1,504,560
Eightco Holdings, Inc. (a) (b)	16,560	11,517
Elanco Animal Health, Inc. (a)	4,873	119,925
Elastic NV (a)	500	28,510
Electronic Arts, Inc.	440	90,218
Elevance Health, Inc.	6,085	2,353,252
elf Beauty, Inc. (a)	728	53,872
Eli Lilly & Co.	13,076	15,683,747
Ellington Financial, Inc. REIT (b)	8,444	114,923
Embecta Corp. (b)	2,135	6,960
Emerson Electric Co.	23,315	3,337,542
Energy Fuels, Inc. (a) (b)	11,875	172,423
EnerSys	1,346	314,722
Enliven Therapeutics, Inc. (a)	524	26,593
Enova International, Inc. (a)	382	91,959
Enovix Corp. (a) (b)	8,276	50,235
Enphase Energy, Inc. (a)	1,950	96,018
Enviri Corp. (a)	984	21,599
EOG Resources, Inc.	16,840	2,184,653
Eos Energy Enterprises, Inc. (a) (b)	10,925	64,239
EPAM Systems, Inc. (a) (b)	795	63,083
EQT Corp.	1,421	75,555
Equinix, Inc. REIT	781	814,107
Equity Bancshares, Inc. Class A	3,083	151,036
Equity Residential REIT	11,546	784,320
Essential Properties Realty Trust, Inc. REIT	5,778	172,473
Estee Lauder Cos., Inc. Class A	9,786	772,605
Etsy, Inc. (a)	886	66,742
Eve Holding, Inc. (a)	7,473	18,757
EverQuote, Inc. Class A (a)	938	22,315
Evolv Technologies Holdings, Inc. (a)	18,166	105,363
Exelon Corp.	16,185	754,545
Expedia Group, Inc.	870	222,616
Experian PLC	34,818	1,175,175
Expro Group Holdings NV (a) (b)	1,356	20,028
Extreme Networks, Inc. (a)	4,038	130,710
Exxon Mobil Corp.	81,310	11,116,703
Fair Isaac Corp. (a)	130	155,321
Farmers National Banc Corp.	1,407	20,542
Fastenal Co.	46,896	2,252,415
Fastly, Inc. Class A (a)	4,482	82,290
FB Financial Corp.	1,850	102,397
FedEx Corp.	8,800	2,755,544
Fedex Freight Holding Co., Inc. (a)	4,400	664,400
Ferguson Enterprises, Inc.	9,317	2,211,204
Fidelity National Information Services, Inc.	1,760	68,429
Figma, Inc. Class A (a) (b)	1,844	33,358
Figs, Inc. Class A (a)	1,667	17,053
Firefly Aerospace, Inc. (a)	1,293	38,014
First Busey Corp.	1,455	42,922
First Community Bankshares, Inc.	469	20,833
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
First Financial Corp.	100	$7,744
First Solar, Inc. (a)	1,221	288,107
First Tracks Biotherapeutics, Inc. (a)	369	7,424
FirstEnergy Corp.	23,315	1,108,395
Fiserv, Inc. (a)	3,163	155,145
Five Star Bancorp	1,889	91,975
Five9, Inc. (a)	901	19,209
Flagstar Bank NA	2,983	44,566
Flex Ltd. (a)	1,022	165,636
Fluence Energy, Inc. (a) (b)	3,454	68,666
Flutter Entertainment PLC Class DI (a) (b)	99	9,965
Flywire Corp. (a) (b)	3,533	62,075
FMC Corp. (b)	1,744	20,056
Ford Motor Co.	91,307	1,269,167
Fortinet, Inc. (a)	5,159	792,526
Fortive Corp.	11,429	698,198
Fox Corp. Class A	16,631	867,473
Franklin BSP Realty Trust, Inc. REIT (b)	1,404	11,429
Franklin Resources, Inc.	33,122	1,101,969
Freeport-McMoRan, Inc.	13,604	855,556
Freshpet, Inc. (a)	742	43,867
Freshworks, Inc. Class A (a)	2,636	26,676
Frontier Group Holdings, Inc. (a) (b)	3,938	31,150
FTAI Aviation Ltd.	1,421	384,423
FTAI Infrastructure, Inc. (b)	4,871	22,601
Galaxy Digital, Inc. Class A (a)	2,205	60,285
GameStop Corp. Class A (a)	5,841	128,969
GE HealthCare Technologies, Inc.	3,903	249,831
GE Vernova, Inc.	3,846	4,518,512
Genco Shipping & Trading Ltd.	1,828	45,298
GeneDx Holdings Corp. (a)	1,207	82,861
Generac Holdings, Inc. (a)	503	147,283
General Dynamics Corp.	11,049	3,913,998
General Electric Co.	12,749	4,764,684
General Mills, Inc.	11,546	401,801
General Motors Co.	18,082	1,393,761
Gentherm, Inc. (a)	402	13,712
GEO Group, Inc. (a)	1,195	35,312
Geron Corp. (a)	35,685	45,677
Gibraltar Industries, Inc. (a)	904	40,770
GigaCloud Technology, Inc. Class A (a)	100	3,160
Gilead Sciences, Inc.	26,243	3,315,541
Ginkgo Bioworks Holdings, Inc. (a) (b)	10,893	107,950
Gitlab, Inc. Class A (a)	1,688	51,535
Gladstone Commercial Corp. REIT (b)	42,297	520,253
Glaukos Corp. (a)	101	14,116
Global Payments, Inc.	541	39,255
Globalstar, Inc. (a)	6,147	499,690
Gogo, Inc. (a)	1,728	5,357
Security Description	Shares	Value
Gold.com, Inc.	781	$32,497
Goldman Sachs Group, Inc.	7,549	7,634,832
GoodRx Holdings, Inc. Class A (a) (b)	24,144	69,535
GRAIL, Inc. (a)	496	33,862
Green Brick Partners, Inc. (a)	2,734	218,829
Grid Dynamics Holdings, Inc. (a) (b)	4,867	27,645
Groupon, Inc. (a) (b)	100	2,406
Guardant Health, Inc. (a)	918	137,728
GXO Logistics, Inc. (a)	781	39,597
HA Sustainable Infrastructure Capital, Inc. (b)	3,474	135,660
Haemonetics Corp. (a)	101	7,575
Haleon PLC	138,763	640,370
Hallador Energy Co. (a) (b)	399	6,939
Halliburton Co.	14,167	480,970
Happen, Inc. (a)	5,228	108,429
Harley-Davidson, Inc.	382	9,344
Hawaiian Electric Industries, Inc. (a) (b)	4,290	58,044
Hayward Holdings, Inc. (a)	1,708	29,565
HCA Healthcare, Inc.	964	375,854
Healthpeak Properties, Inc. REIT	31,727	678,958
HealthStream, Inc.	9,661	263,262
HeartFlow, Inc. (a) (b)	1,382	40,548
Hecla Mining Co.	5,394	83,229
Herc Holdings, Inc.	337	48,306
Hershey Co.	9,618	1,687,478
Hertz Global Holdings, Inc. (a) (b)	4,849	10,983
Hewlett Packard Enterprise Co.	46,754	2,109,073
Hims & Hers Health, Inc. (a)	6,302	218,490
Holcim AG	8,435	762,094
Home Depot, Inc.	19,870	7,007,752
Honeywell Aerospace, Inc. (a)	6,768	1,496,269
Honeywell International, Inc.	6,768	1,515,355
Host Hotels & Resorts, Inc. REIT	2,592	61,456
Hovnanian Enterprises, Inc. Class A (a)	1,808	257,477
Howmet Aerospace, Inc.	2,181	586,384
HP, Inc.	43,192	947,632
HubSpot, Inc. (a)	480	87,605
Humana, Inc.	730	289,971
Huron Consulting Group, Inc. (a)	101	9,106
Hut 8 Corp. (a)	2,630	303,620
Hycroft Mining Holding Corp. Class A (a)	261	6,107
I3 Verticals, Inc. Class A (a) (b)	1,421	30,353
Ibotta, Inc. Class A (a) (b)	521	17,797
Ichor Holdings Ltd. (a)	436	48,954
Ideaya Biosciences, Inc. (a)	3,092	115,239
IDEXX Laboratories, Inc. (a)	100	52,644
IDT Corp. Class B	482	28,033
Illinois Tool Works, Inc.	7,153	1,934,672
Illumina, Inc. (a)	1,304	229,282
ImmunityBio, Inc. (a) (b)	11,052	96,760
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Immunome, Inc. (a)	2,794	$59,205
Immunovant, Inc. (a)	3,092	119,135
Impinj, Inc. (a)	261	37,383
Independent Bank Corp.	938	33,834
Indivior Pharmaceuticals, Inc. (a)	2,107	86,450
Ingersoll Rand, Inc.	17,951	1,471,802
Ingevity Corp. (a)	100	7,467
Inmode Ltd. (a)	6,663	97,413
Innodata, Inc. (a) (b)	1,915	144,736
Innovative Industrial Properties, Inc. REIT (b)	2,548	157,925
Innovex International, Inc. (a)	2,714	67,307
Insmed, Inc. (a)	830	88,495
Inspire Medical Systems, Inc. (a)	972	43,361
Installed Building Products, Inc.	43	9,883
Insulet Corp. (a)	101	15,377
Intapp, Inc. (a)	2,640	66,554
Intel Corp. (a)	75,180	10,497,383
Intellia Therapeutics, Inc. (a)	3,580	60,574
Intercontinental Exchange, Inc.	9,307	1,145,785
InterContinental Hotels Group PLC	9,135	1,573,504
International Business Machines Corp.	18,902	5,315,431
International Flavors & Fragrances, Inc.	3,487	276,240
International Seaways, Inc.	920	70,463
Intuit, Inc.	6,684	1,744,524
Intuitive Machines, Inc. (a) (b)	5,756	123,121
Intuitive Surgical, Inc. (a)	4,835	1,922,783
IonQ, Inc. (a) (b)	4,926	262,359
Iovance Biotherapeutics, Inc. (a)	13,960	58,074
IRhythm Holdings, Inc. (a)	101	12,014
Iridium Communications, Inc.	2,070	113,539
Itron, Inc. (a) (b)	804	69,570
Ivanhoe Electric, Inc. (a)	3,071	29,512
J.M. Smucker Co.	9,186	1,033,425
Janus International Group, Inc. (a)	7,434	41,259
Janux Therapeutics, Inc. (a)	838	12,872
JetBlue Airways Corp. (a) (b)	8,038	46,058
JFrog Ltd. (a)	1,300	118,144
Joby Aviation, Inc. (a) (b)	4,769	42,539
Johnson & Johnson	36,164	9,184,571
Johnson Controls International PLC	26,722	3,904,351
JPMorgan Chase & Co.	51,444	16,839,164
Karman Holdings, Inc. (a)	521	26,008
Keel Infrastructure Corp. (a) (b)	39,554	226,381
Kenvue, Inc.	21,544	411,706
Keysight Technologies, Inc. (a)	9,540	3,339,668
Kforce, Inc.	3,258	152,865
Kimberly-Clark Corp.	11,546	1,267,404
Kimco Realty Corp. REIT	1,813	45,960
Kinder Morgan, Inc.	17,205	550,044
Kiniksa Pharmaceuticals International PLC (a)	981	62,735
Security Description	Shares	Value
Kirby Corp. (a)	1,346	$183,016
KKR & Co., Inc.	10,095	926,519
KLA Corp.	16,652	5,024,075
Kohl's Corp.	9,300	164,796
Koppers Holdings, Inc.	2,190	98,331
Kraft Heinz Co.	1,334	31,509
Kratos Defense & Security Solutions, Inc. (a)	2,233	111,337
Krispy Kreme, Inc. (a)	3,941	13,912
Krystal Biotech, Inc. (a)	2	743
Kura Oncology, Inc. (a)	4,053	44,461
Kura Sushi USA, Inc. Class A (a) (b)	100	5,756
Kymera Therapeutics, Inc. (a)	1,744	199,984
Kyndryl Holdings, Inc. (a)	3,873	43,804
Lam Research Corp.	17,602	7,627,475
Lamb Weston Holdings, Inc.	7,880	340,258
Landbridge Co. LLC Class A (b)	960	76,070
Lantheus Holdings, Inc. (a)	4,778	530,071
Las Vegas Sands Corp.	11,546	533,310
Lattice Semiconductor Corp. (a)	101	15,449
Legacy Housing Corp. (a) (b)	3,081	80,938
Legalzoom.com, Inc. (a)	5,212	31,950
Leidos Holdings, Inc.	3,006	309,528
Lemonade, Inc. (a)	971	63,164
LendingTree, Inc. (a) (b)	2,983	132,117
LGI Homes, Inc. (a)	43	2,738
Liberty Broadband Corp. Class C (a)	1,730	57,540
Liberty Capital Corp. Class C (a)	476	10,263
Life360, Inc. (a) (b)	1,872	103,634
Lightwave Logic, Inc. (a) (b)	461	4,361
Limbach Holdings, Inc. (a) (b)	469	36,113
Lindblad Expeditions Holdings, Inc. (a)	8,868	250,432
Linde PLC (d)	8,288	4,300,975
Linde PLC (d)	962	499,994
Liquidity Services, Inc. (a)	369	14,435
Live Oak Bancshares, Inc.	2,579	105,326
LiveRamp Holdings, Inc. (a)	2,210	83,184
Loar Holdings, Inc. (a) (b)	421	33,937
Lockheed Martin Corp.	6,633	3,379,248
Lowe's Cos., Inc.	16,337	3,602,145
Lucid Group, Inc. (a) (b)	11,085	74,159
Lululemon Athletica, Inc. (a)	892	101,849
Lumen Technologies, Inc. (a)	16,317	125,315
Lumentum Holdings, Inc. (a)	952	816,873
Lyft, Inc. Class A (a)	6,043	88,288
LyondellBasell Industries NV Class A	11,445	602,579
M&T Bank Corp.	8,898	2,117,813
M/I Homes, Inc. (a)	983	158,057
MACOM Technology Solutions Holdings, Inc. (a)	261	99,277
Macy's, Inc.	4,877	114,853
Madrigal Pharmaceuticals, Inc. (a)	456	244,849
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Magnite, Inc. (a) (b)	7,559	$143,470
Maplebear, Inc. (a)	321	15,199
MARA Holdings, Inc. (a) (b)	10,893	151,304
Marathon Petroleum Corp.	10,691	2,733,368
Marqeta, Inc. Class A (a)	4,816	19,553
Marsh & McLennan Cos., Inc.	11,076	1,846,037
Marvell Technology, Inc.	12,297	3,663,153
Mastercard, Inc. Class A	11,874	6,098,486
Matador Resources Co.	3,588	178,611
Match Group, Inc.	1,320	50,226
Matson, Inc.	1,246	239,519
Mattel, Inc. (a)	803	11,146
MaxLinear, Inc. (a)	541	69,264
McCormick & Co., Inc.	20,257	1,021,358
McDonald's Corp.	11,049	2,986,655
McKesson Corp.	3,695	2,791,942
MediaAlpha, Inc. Class A (a)	829	10,421
Medtronic PLC	35,658	2,789,525
Merchants Bancorp (b)	3,048	152,400
Merck & Co., Inc.	46,567	5,983,859
Meta Platforms, Inc. Class A	36,252	20,420,389
MetLife, Inc.	34,569	2,924,883
Metrocity Bankshares, Inc.	100	3,589
Metropolitan Bank Holding Corp.	1,776	175,398
Microchip Technology, Inc.	3,849	351,029
Micron Technology, Inc.	18,316	21,141,976
Microsoft Corp.	117,291	43,751,889
Microvast Holdings, Inc. (a) (b)	10,262	12,007
Middlesex Water Co.	2,211	124,170
Moderna, Inc. (a)	5,249	367,587
Modine Manufacturing Co. (a)	2,554	681,969
Molina Healthcare, Inc. (a)	100	22,870
Monarch Casino & Resort, Inc.	1,381	181,753
Monday.com Ltd. (a)	1,847	133,704
Mondelez International, Inc. Class A	11,546	667,821
MongoDB, Inc. (a)	987	331,533
Monolithic Power Systems, Inc.	484	669,062
Moody's Corp.	479	216,949
Morgan Stanley	32,260	6,743,630
Mosaic Co.	10,631	225,271
MP Materials Corp. (a) (b)	1,464	81,999
N-able, Inc. (a)	981	3,600
Nabors Industries Ltd. (a)	1,876	157,603
NANO Nuclear Energy, Inc. (a)	856	18,096
Napco Security Technologies, Inc.	1,321	50,172
Natera, Inc. (a)	547	148,483
National Beverage Corp. (a)	541	16,879
National Presto Industries, Inc.	369	46,121
National Vision Holdings, Inc. (a)	864	16,425
Natural Grocers by Vitamin Cottage, Inc. Class C (b)	1,290	40,016
Navitas Semiconductor Corp. (a)	3,368	60,355
NB Bancorp, Inc.	4,859	102,671
nCino, Inc. (a) (b)	456	7,456
Security Description	Shares	Value
Neogen Corp. (a) (b)	1,827	$16,425
NeoGenomics, Inc. (a) (b)	4,378	63,875
NetApp, Inc.	11,546	1,786,859
Netflix, Inc. (a)	64,912	4,634,717
Netskope, Inc. Class A (a) (b)	4,771	52,195
Newmont Corp.	11,546	1,078,396
Newmont Corp. CDI	7,452	694,493
News Corp. Class A	6,118	151,910
NexPoint Residential Trust, Inc. REIT	21,633	603,993
NextDecade Corp. (a) (b)	3,895	29,368
Nextdoor Holdings, Inc. (a)	19,345	43,913
NextEra Energy, Inc.	46,692	4,098,157
NextNav, Inc. (a) (b)	4,093	72,978
Nextpower, Inc. Class A (a)	1,736	206,827
NIKE, Inc. Class B	29,876	1,226,410
NioCorp Developments Ltd. (a) (b)	4,015	19,352
NMI Holdings, Inc. (a)	448	18,408
Noble Corp. PLC	92	3,432
Norfolk Southern Corp.	9,172	2,885,419
Northeast Bank	569	75,410
Northrop Grumman Corp.	4,777	2,432,974
Norwegian Cruise Line Holdings Ltd. (a)	2,275	48,025
NOV, Inc.	5,209	96,627
Novartis AG	30,425	4,774,309
Novavax, Inc. (a)	4,788	45,103
Novocure Ltd. (a)	1,845	27,952
NPK International, Inc. (a)	18,426	293,158
NRG Energy, Inc.	1,810	264,369
Nucor Corp.	1,421	316,528
Nurix Therapeutics, Inc. (a)	3,801	92,212
NuScale Power Corp. (a) (b)	4,105	41,173
Nutanix, Inc. Class A (a)	465	23,696
Nutex Health, Inc. (a) (b)	100	17,089
Nuvalent, Inc. Class A (a)	507	62,614
Nuvation Bio, Inc. (a) (b)	18,867	107,165
nVent Electric PLC	873	148,070
NVIDIA Corp.	387,035	77,441,833
Occidental Petroleum Corp.	13,761	668,372
Oceaneering International, Inc. (a)	8,721	353,375
Oklo, Inc. (a) (b)	2,383	124,702
Okta, Inc. (a)	1,746	238,242
Olaplex Holdings, Inc. (a)	4,759	9,756
Old Dominion Freight Line, Inc.	3,108	673,193
ON Semiconductor Corp. (a)	3,202	302,717
Ondas, Inc. (a) (b)	4,390	36,174
Onterris, Inc. (a)	1,424	28,779
Opendoor Technologies, Inc. (a) (b)	30,891	142,716
OPKO Health, Inc. (a) (b)	10,656	15,984
Optimum Communications, Inc. Class A (a)	37,178	53,908
Oracle Corp.	30,502	4,470,068
O'Reilly Automotive, Inc. (a)	34,546	3,181,341
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Organon & Co.	4,059	$54,959
ORIC Pharmaceuticals, Inc. (a)	321	3,476
Ormat Technologies, Inc. (b)	2,210	240,669
Orrstown Financial Services, Inc.	2,614	106,730
Oscar Health, Inc. Class A (a)	2,957	84,334
Otis Worldwide Corp.	5,778	413,705
Ouster, Inc. (a) (b)	1,163	72,711
Ovintiv, Inc.	101	5,318
Pagaya Technologies Ltd. Class A (a) (b)	4,390	80,117
PagerDuty, Inc. (a)	1,853	17,881
Palantir Technologies, Inc. Class A (a)	35,667	4,161,269
Palo Alto Networks, Inc. (a)	10,706	3,650,960
Palomar Holdings, Inc. (a)	2,114	267,188
Par Pacific Holdings, Inc. (a)	539	30,227
PAR Technology Corp. (a) (b)	3,668	63,897
Paragon 28, Inc. (a)	646	58
Paramount Skydance Corp. Class B	8,820	86,965
Parker-Hannifin Corp.	3,509	3,432,223
Pathward Financial, Inc.	1,663	144,781
Patterson-UTI Energy, Inc.	10,565	96,987
Paymentus Holdings, Inc. Class A (a)	4,792	115,775
Payoneer Global, Inc. (a)	6,196	44,116
PayPal Holdings, Inc.	24,724	1,067,582
PBF Energy, Inc. Class A	4,455	202,792
PDF Solutions, Inc. (a)	507	35,891
Peabody Energy Corp.	3,171	73,314
Peapack-Gladstone Financial Corp.	2,110	99,866
Pediatrix Medical Group, Inc. (a)	838	21,227
Peloton Interactive, Inc. Class A (a) (b)	23,213	137,189
Penn Entertainment, Inc. (a)	1,395	29,797
Pennant Group, Inc. (a)	3,181	117,538
PennyMac Financial Services, Inc.	448	39,021
Pentair PLC	873	66,924
Penumbra, Inc. (a)	482	152,191
PepsiCo, Inc.	23,265	3,150,081
Perpetua Resources Corp. (a)	4,490	93,212
Personalis, Inc. (a)	4,671	62,591
Petco Health & Wellness Co., Inc. (a) (b)	9,249	25,157
Pfizer, Inc.	100,176	2,412,238
PG&E Corp.	2,301	38,703
Philip Morris International, Inc.	23,315	4,217,917
Phillips 66 Co.	5,751	972,207
Photronics, Inc. (a)	2,604	84,708
Phreesia, Inc. (a)	14,643	150,676
Pinterest, Inc. Class A (a)	7,023	147,694
Planet Labs PBC (a) (b)	10,516	348,395
Plug Power, Inc. (a) (b)	29,891	81,005
PNC Financial Services Group, Inc.	11,546	2,842,856
Security Description	Shares	Value
Porch Group, Inc. (a)	2,105	$31,659
Powell Industries, Inc. (b)	2,348	672,373
Power Solutions International, Inc. (a) (b)	100	3,889
PPG Industries, Inc.	3,668	444,892
PPL Corp.	34,909	1,268,942
Praxis Precision Medicines, Inc. (a)	569	190,495
Preformed Line Products Co.	402	165,045
Prime Medicine, Inc. (a) (b)	3,093	11,413
Privia Health Group, Inc. (a)	440	11,321
Procept Biorobotics Corp. (a) (b)	803	18,132
Procter & Gamble Co.	40,897	5,997,136
PROG Holdings, Inc.	1,206	56,212
Progressive Corp.	9,588	2,094,499
Prologis, Inc. REIT	28,265	3,829,060
ProPetro Holding Corp. (a)	4,390	62,953
Protagonist Therapeutics, Inc. (a)	1,321	161,928
Prudential Financial, Inc.	17,546	1,893,740
PTC Therapeutics, Inc. (a)	2,984	243,405
Public Service Enterprise Group, Inc.	23,315	1,892,245
Public Storage REIT	9,361	2,979,700
Pulse Biosciences, Inc. (a) (b)	569	15,778
PulteGroup, Inc.	3,368	462,123
PureCycle Technologies, Inc. (a) (b)	7,088	57,484
Pursuit Attractions & Hospitality, Inc. (a)	1,308	73,209
Q2 Holdings, Inc. (a)	3,934	189,225
Qnity Electronics, Inc.	6,753	1,102,832
QUALCOMM, Inc.	21,721	4,013,824
Quanex Building Products Corp. (b)	1,306	24,318
Quanta Services, Inc.	461	331,938
Quantum Computing, Inc. (a) (b)	4,322	41,923
QuantumScape Corp. (a) (b)	13,255	100,208
QuidelOrtho Corp. (a) (b)	101	1,769
QuinStreet, Inc. (a)	2,117	31,014
QXO, Inc. (a) (b)	6,964	120,338
RadNet, Inc. (a)	1,828	112,733
Ralliant Corp.	3,852	283,623
Ramaco Resources, Inc. Class A (a) (b)	2,636	34,874
Rambus, Inc. (a)	922	122,386
Range Resources Corp.	880	32,727
Rayonier, Inc. REIT	3,874	82,439
RealReal, Inc. (a)	4,697	55,378
Recursion Pharmaceuticals, Inc. Class A (a) (b)	15,403	56,529
Red Cat Holdings, Inc. (a) (b)	5,685	60,545
Reddit, Inc. Class A (a)	1,411	244,921
Redwire Corp. (a)	9,974	121,982
Regency Centers Corp. REIT	928	73,999
Regeneron Pharmaceuticals, Inc.	1,737	1,083,089
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Relay Therapeutics, Inc. (a)	9,818	$183,695
Remitly Global, Inc. (a)	5,617	125,877
Repligen Corp. (a)	424	57,851
Resideo Technologies, Inc. (a)	2,234	69,477
Revolution Medicines, Inc. (a)	850	159,188
Revolve Group, Inc. (a)	4,813	110,170
RH (a)	100	16,473
Rhythm Pharmaceuticals, Inc. (a)	3,572	396,599
Richtech Robotics, Inc. Class B (a) (b)	6,134	12,943
Rigetti Computing, Inc. (a) (b)	5,701	110,143
Riley Exploration Permian, Inc.	1,876	61,833
RingCentral, Inc. Class A	1,421	55,391
Riot Platforms, Inc. (a)	8,849	242,286
Riskified Ltd. Class A (a)	6,595	33,239
Rivian Automotive, Inc. Class A (a)	13,744	238,458
RLJ Lodging Trust REIT	5,666	67,142
Robinhood Markets, Inc. Class A (a)	10,604	1,063,369
ROBLOX Corp. Class A (a)	6,973	379,192
Roche Holding AG	11,430	4,715,681
Rocket Cos., Inc. Class A (a)	7,498	118,093
Rocket Lab Corp. (a)	8,035	816,758
Roivant Sciences Ltd. (a)	5,728	202,714
Roku, Inc. (a)	1,765	243,817
Root, Inc. Class A (a) (b)	469	26,226
Ross Stores, Inc.	17,666	3,760,208
Royal Caribbean Cruises Ltd.	2,175	690,628
Royal Gold, Inc.	84	16,767
RTX Corp.	37,466	7,108,424
Rubrik, Inc. Class A (a)	1,357	108,940
RUM Group, Inc. (a) (b)	1,776	11,260
S&P Global, Inc.	6,641	2,704,614
Sable Offshore Corp. (a) (b)	4,969	15,305
Safehold, Inc. REIT (b)	2,554	40,098
Saia, Inc. (a)	100	42,116
Salesforce, Inc.	19,445	3,046,254
Samsara, Inc. Class A (a)	1,908	61,876
Sana Biotechnology, Inc. (a) (b)	7,497	26,165
Sandisk Corp. (a)	2,505	5,695,694
Sanofi SA	16,758	1,438,489
Sarepta Therapeutics, Inc. (a)	884	15,885
Satellogic, Inc. Class A (a)	2,927	16,742
Schneider Electric SE	11,909	3,885,881
Scholar Rock Holding Corp. (a)	4,934	271,370
Schrodinger, Inc. (a) (b)	9,533	154,911
Seagate Technology Holdings PLC	4,143	3,997,995
Select Water Solutions, Inc.	28,651	572,447
SELLAS Life Sciences Group, Inc. (a) (b)	822	12,133
Semtech Corp. (a)	361	58,428
SentinelOne, Inc. Class A (a)	2,287	38,810
Serve Robotics, Inc. (a) (b)	3,981	26,195
Service Properties Trust REIT	5,793	9,790
Security Description	Shares	Value
ServiceNow, Inc. (a)	12,722	$1,263,040
Sezzle, Inc. (a) (b)	872	149,661
Sharplink, Inc. (a) (b)	1,744	8,371
Shell PLC	119,027	4,633,509
Shenandoah Telecommunications Co.	482	7,269
Sherwin-Williams Co.	1,274	438,664
Shift4 Payments, Inc. Class A (a) (b)	1,371	66,685
Shoals Technologies Group, Inc. Class A (a) (b)	3,432	33,977
SI-BONE, Inc. (a)	1,778	29,017
Simon Property Group, Inc. REIT	11,546	2,582,263
Sinch AB (a) (b) (e)	6,234	24,438
SiteOne Landscape Supply, Inc. (a)	402	45,993
SiTime Corp. (a)	141	105,124
Six Flags Entertainment Corp. (a) (b)	2,664	56,743
SLB Ltd.	23,856	1,109,065
SM Energy Co.	440	11,484
Snap, Inc. Class A (a)	15,050	66,822
Snowflake, Inc. (a)	3,890	990,005
SoFi Technologies, Inc. (a) (b)	15,404	276,194
SolarEdge Technologies, Inc. (a) (b)	1,225	71,589
Solaris Energy Infrastructure, Inc.	1,387	111,598
Solid Power, Inc. (a) (b)	4,490	11,629
Solstice Advanced Materials, Inc.	3,421	303,101
Solventum Corp. (a)	2,763	213,165
Sonos, Inc. (a)	5,258	71,141
Sotera Health Co. (a)	1,246	22,116
SoundHound AI, Inc. Class A (a) (b)	9,295	60,139
South Plains Financial, Inc.	1,676	72,210
Southern Co.	11,546	1,105,068
Southern Missouri Bancorp, Inc.	1,307	99,606
Space Exploration Technologies Corp. Class A (a)	8,680	1,483,065
Spotify Technology SA (a)	1,876	861,328
Sprinklr, Inc. Class A (a)	2,119	10,934
Sprouts Farmers Market, Inc. (a)	330	27,911
Spyre Therapeutics, Inc. (a)	369	32,760
STAAR Surgical Co. (a) (b)	830	23,813
Starbucks Corp.	28,647	2,927,437
State Street Corp. (f)	11,546	1,958,202
Stellantis NV (a) (b)	33,454	190,303
Sterling Infrastructure, Inc. (a)	100	83,936
Stoke Therapeutics, Inc. (a)	3,452	112,949
Strategy, Inc. (a) (b)	4,035	350,763
Stride, Inc. (a) (b)	888	76,581
Stryker Corp.	7,472	2,352,484
Sunrun, Inc. (a) (b)	5,416	72,466
Super Micro Computer, Inc. (a)	7,814	229,185
Surgery Partners, Inc. (a) (b)	482	8,098
Sweetgreen, Inc. Class A (a) (b)	6,204	54,657
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	11,000	$1,752,309
Synchrony Financial	12,879	979,448
Syndax Pharmaceuticals, Inc. (a)	2,180	47,655
Synopsys, Inc. (a)	1,853	826,568
Sysco Corp.	23,315	1,948,668
Take-Two Interactive Software, Inc. (a)	347	86,743
Talen Energy Corp. (a)	365	140,255
Tandem Diabetes Care, Inc. (a) (b)	972	14,667
Tapestry, Inc.	11,082	1,622,183
Target Corp.	11,546	1,508,023
Target Hospitality Corp. (a)	440	8,958
Teladoc Health, Inc. (a) (b)	17,097	144,983
Teledyne Technologies, Inc. (a)	842	561,530
Tempus AI, Inc. Class A (a) (b)	954	55,265
Teradyne, Inc.	1,293	625,605
Terawulf, Inc. (a)	10,957	270,638
Tesla, Inc. (a)	46,341	19,491,025
Texas Instruments, Inc.	20,305	6,052,311
Texas Pacific Land Corp.	394	172,430
TG Therapeutics, Inc. (a)	7,403	406,721
Thermo Fisher Scientific, Inc.	9,384	4,704,762
Thor Industries, Inc.	100	7,516
ThredUp, Inc. Class A (a)	1,884	12,905
Titan SA	578	34,330
TJX Cos., Inc.	41,078	6,223,317
T-Mobile U.S., Inc.	4,012	672,933
Toast, Inc. Class A (a)	5,692	158,351
Trade Desk, Inc. Class A (a)	6,269	113,344
Trane Technologies PLC	6,673	3,277,511
Transcat, Inc. (a) (b)	402	37,294
TransDigm Group, Inc.	100	133,204
TransMedics Group, Inc. (a) (b)	2,994	198,861
Transocean Ltd. (a) (b)	2,119	10,362
Travelers Cos., Inc.	11,546	3,811,566
Travere Therapeutics, Inc. (a)	838	47,607
Trex Co., Inc. (a)	1,805	90,322
Triumph Financial, Inc. (a)	1,348	102,866
Trump Media & Technology Group Corp. (a) (b)	1,459	11,293
Trupanion, Inc. (a)	893	22,120
TTM Technologies, Inc. (a)	361	67,514
Turning Point Brands, Inc.	1,208	102,450
Twilio, Inc. Class A (a)	1,817	374,902
Twist Bioscience Corp. (a)	3,093	318,208
Tyson Foods, Inc. Class A	17,992	1,030,042
U.S. Antimony Corp. (a) (b)	3,654	26,528
U.S. Bancorp	35,302	2,132,241
U.S. Lime & Minerals, Inc.	838	87,713
Uber Technologies, Inc. (a)	26,185	1,889,510
UiPath, Inc. Class A (a) (b)	5,300	57,611
Ultra Clean Holdings, Inc. (a)	541	77,141
UMH Properties, Inc. REIT	66,833	1,011,852
Union Pacific Corp.	15,456	4,204,032
Security Description	Shares	Value
United Parcel Service, Inc. Class B	11,546	$1,241,195
United Rentals, Inc.	384	435,030
UnitedHealth Group, Inc.	16,315	6,781,003
Uniti Group, Inc. (b)	14,635	167,863
Unitil Corp.	8,933	470,680
Unity Software, Inc. (a)	4,942	141,242
Universal Corp. (b)	426	22,224
Universal Technical Institute, Inc. (a)	1,776	75,960
Upstart Holdings, Inc. (a) (b)	2,299	81,454
Upstream Bio, Inc. (a)	2,305	15,951
Upwork, Inc. (a) (b)	4,367	36,508
Uranium Energy Corp. (a) (b)	6,263	66,764
USA Rare Earth, Inc. (a) (b)	2,951	63,683
USA TODAY Co., Inc. (a)	7,882	67,391
UWM Holdings Corp. (b)	5,384	12,329
Valero Energy Corp.	9,541	2,484,858
Varonis Systems, Inc. (a)	898	37,680
Vaxcyte, Inc. (a)	382	22,206
Veeva Systems, Inc. Class A (a)	983	174,453
Vera Therapeutics, Inc. (a)	569	24,416
Veracyte, Inc. (a)	860	50,508
Veralto Corp.	6,094	540,416
Verizon Communications, Inc.	46,950	1,987,863
Versant Media Group, Inc.	2,345	84,443
Versigent PLC (a)	33	1,386
Vertex Pharmaceuticals, Inc. (a)	2,207	1,096,283
Vertex, Inc. Class A (a)	4,388	50,374
Vertiv Holdings Co. Class A	5,734	1,919,858
Via Transportation, Inc. Class A (a) (b)	1,944	35,264
Viasat, Inc. (a)	100	8,981
Viatris, Inc.	14,620	232,166
Vicor Corp. (a)	1,424	540,807
Victoria's Secret & Co. (a)	1,229	102,597
Viking Therapeutics, Inc. (a) (b)	1,321	51,532
Vir Biotechnology, Inc. (a)	1,316	13,410
Viridian Therapeutics, Inc. (a)	2,636	48,423
Visa, Inc. Class A	32,055	10,997,750
Vistance Networks, Inc. (a)	9,249	118,202
Vistra Corp.	4,851	769,514
Vita Coco Co., Inc. (a)	1,728	114,290
Vital Farms, Inc. (a) (b)	3,624	42,147
Vobile Group Ltd. (a)	86,000	25,223
Vontier Corp.	4,472	129,688
Voyager Technologies, Inc. Class A (a) (b)	3,392	109,392
VSE Corp.	471	107,623
Walgreens Boots Alliance, Inc. (a)	636	337
Walmart, Inc.	69,623	7,885,501
Walt Disney Co.	37,000	3,561,250
Warby Parker, Inc. Class A (a) (b)	2,583	78,368
Warner Bros Discovery, Inc. (a)	33,467	892,230
Waste Management, Inc.	14,555	3,244,018
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Waters Corp. (a)	1,375	$515,680
WaVe Life Sciences Ltd. (a)	1,207	7,013
Wayfair, Inc. Class A (a)	1,782	164,692
Wells Fargo & Co.	72,835	6,019,084
Welltower, Inc. REIT	5,677	1,288,509
WesBanco, Inc.	384	14,988
Western Digital Corp.	6,772	4,325,412
Whitestone REIT	5,626	106,669
Williams Cos., Inc.	21,173	1,574,001
Willis Lease Finance Corp. (b)	369	84,427
Winnebago Industries, Inc.	502	15,682
Wolfspeed, Inc. (a) (b)	100	4,825
Workday, Inc. Class A (a)	1,332	163,063
World Acceptance Corp. (a) (b)	502	112,363
Xenia Hotels & Resorts, Inc. REIT	1,246	25,369
Xometry, Inc. Class A (a)	2,514	242,651
XPO, Inc. (a)	864	177,371
YETI Holdings, Inc. (a)	2,592	128,460
Yum! Brands, Inc.	11,546	1,845,744
Zeta Global Holdings Corp. Class A (a) (b)	5,729	112,747
Zillow Group, Inc. Class C (a)	1,846	58,186
Zoetis, Inc.	7,517	540,172
Zoom Communications, Inc. (a)	3,495	301,653
ZoomInfo Technologies, Inc. (a)	3,080	9,024
Zscaler, Inc. (a)	1,414	199,586
		1,202,907,784
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a)	9,611	262,436
TOTAL COMMON STOCKS (Cost $1,406,447,590)		1,880,040,809
RIGHTS — 0.0% *
AUSTRALIA — 0.0%
Centuria Capital Group (expiring 07/07/26) (a) (c)	2,500	—
SOUTH KOREA — 0.0% *
Hanwha Solutions Corp. (expiring 07/23/26) (a)	222	867
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (a)	16,129	33,875
UNITED STATES — 0.0% *
Gen Digital, Inc. (expiring 04/17/27) (a)	2	2
Inhibrx, Inc. (expiring 12/31/49) CVR (a)	2,929	1,904
		1,906
TOTAL RIGHTS (Cost $36,281)		36,648
Security Description	Shares	Value
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 09/01/27) (a)	1,673	$11,313
MALAYSIA — 0.0% *
Supermax Corp. Bhd. (expiring 03/01/30) (a)	2,653	49
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	1,865	66
YTL Corp. Bhd. (expiring 06/02/28) (a)	11,740	1,555
YTL Power International Bhd. (expiring 06/02/28) (a)	7,120	3,021
		4,691
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	8,625	317
UNITED STATES — 0.0% *
GameStop Corp. (expiring 10/30/26) (a)	442	1,233
Opendoor Technologies, Inc. (expiring 11/20/26) (a) (b)	2,931	995
		2,228
TOTAL WARRANTS (Cost $0)		18,549
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (g) (h)	12,927,099	12,927,099
State Street Navigator Securities Lending Portfolio II (f) (i)	26,960,905	26,960,905
TOTAL SHORT-TERM INVESTMENTS (Cost $39,888,004)		39,888,004
TOTAL INVESTMENTS — 101.6% (Cost $1,446,371,875)		1,919,984,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(29,898,965)
NET ASSETS — 100.0%		$1,890,085,045

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $6,378,
representing less than 0.05% of the Fund's net assets.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(e)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.4% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at June 30, 2026.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	53	09/18/2026	$4,672,119	$4,656,845	$(15,274)
E-mini S&P 500 Index (long)	9	09/18/2026	3,398,044	3,396,712	(1,332)
MSCI EAFE Index (long)	9	09/18/2026	1,408,755	1,415,385	6,630
					$(9,976)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,877,884,627	$2,149,804	$6,378	$1,880,040,809
Rights	33,877	2,771	0 (a)	36,648
Warrants	13,973	4,576	—	18,549
Short-Term Investments	39,888,004	—	—	39,888,004
TOTAL INVESTMENTS	$1,917,820,481	$2,157,151	$6,378	$1,919,984,010
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$6,630	$—	$—	$6,630
Futures Contracts - Unrealized Depreciation	(16,606)	—	—	(16,606)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(9,976)	$—	$—	$(9,976)

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	8,712	$1,010,679	$460,414	$37,627	$15,621	$509,115	11,546	$1,958,202	$23,265
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,946,657	2,946,657	68,830,066	58,849,624	—	—	12,927,099	12,927,099	111,789
State Street Navigator Securities Lending Portfolio II	22,191,899	22,191,899	124,897,391	120,128,385	—	—	26,960,905	26,960,905	184,759
Total		$26,149,235	$194,187,871	$179,015,636	$15,621	$509,115		$41,846,206	$319,813
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.6%
ANZ Group Holdings Ltd.	9,975	$244,292
ASX Ltd. (a)	464	17,140
Cochlear Ltd. (a)	275	23,196
Commonwealth Bank of Australia (a)	2,887	329,259
CSL Ltd.	875	69,555
Goodman Group REIT (a)	12,985	280,046
Macquarie Group Ltd.	374	64,852
Medibank Pvt Ltd.	8,699	29,953
National Australia Bank Ltd.	3,294	86,400
QBE Insurance Group Ltd.	2,016	35,182
REA Group Ltd. (a)	191	18,418
Scentre Group REIT	196,853	526,426
Sigma Healthcare Ltd. (a)	39,984	76,177
Stockland REIT (a)	33,905	95,837
Suncorp Group Ltd.	7,735	103,371
Transurban Group Stapled Security (a)	80,786	804,828
Vicinity Ltd. REIT (a)	148,659	265,717
		3,070,649
AUSTRIA — 0.1%
Verbund AG	2,624	166,801
BELGIUM — 0.4%
Elia Group SA	1,644	262,766
Financiere de Tubize SA	755	199,397
KBC Group NV	699	95,341
Sofina SA (a)	184	46,828
UCB SA	733	219,566
		823,898
BRAZIL — 1.0%
B3 SA - Brasil Bolsa Balcao	19,341	54,294
Banco BTG Pactual SA	5,737	59,953
BB Seguridade Participacoes SA	14,676	111,064
Caixa Seguridade Participacoes SA	22,602	86,068
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,500	191,837
Engie Brasil Energia SA	9,253	62,265
MercadoLibre, Inc. (b)	119	201,990
Motiva Infraestrutura de Mobilidade SA	38,929	109,959
NU Holdings Ltd. Class A (b)	6,289	84,021
Suzano SA	22,638	173,854
TIM SA	8,902	37,614
Wheaton Precious Metals Corp.	6,741	758,033
		1,930,952
CANADA — 3.6%
Agnico Eagle Mines Ltd.	2,434	378,048
Alamos Gold, Inc. Class A	6,402	194,034
BCE, Inc. (a)	2,294	49,397
Brookfield Asset Management Ltd. Class A (a)	1,500	67,263
Canadian Imperial Bank of Commerce	3,450	397,148
Security Description	Shares	Value
CGI, Inc.	1,788	$115,528
Dollarama, Inc. (a)	3,320	439,047
Element Fleet Management Corp. (a)	10,854	223,927
Great-West Lifeco, Inc. (a)	6,830	435,050
Hydro One Ltd. (c)	12,439	512,903
iA Financial Corp., Inc.	1,034	142,723
IGM Financial, Inc. (a)	1,744	97,332
Intact Financial Corp.	868	179,082
Lundin Gold, Inc. (a)	1,900	102,463
LunR Royalties Corp. (b)	1	11
Manulife Financial Corp.	3,891	157,752
National Bank of Canada (a)	121	19,096
Power Corp. of Canada (a)	6,979	434,949
Restaurant Brands International, Inc.	830	60,181
Rogers Communications, Inc. Class B	1,972	64,133
Royal Bank of Canada	6,270	1,297,885
Shopify, Inc. Class A (a) (b)	1,716	196,256
Stantec, Inc.	2,153	148,445
Sun Life Financial, Inc. (a)	3,735	293,140
Thomson Reuters Corp. (a)	1,184	96,673
TMX Group Ltd.	2,429	79,491
Toronto-Dominion Bank	5,207	632,878
WSP Global, Inc.	1,350	167,329
		6,982,164
CHILE — 0.2%
Banco de Chile	289,205	56,612
Falabella SA	19,066	119,016
Plaza SA	27,547	113,522
		289,150
CHINA — 2.3%
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,531	105,668
Alibaba Group Holding Ltd.	21,924	259,581
Baidu, Inc. Class A (b)	4,972	69,488
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	113,100	75,478
BOC Aviation Ltd. (c)	2,800	29,010
Cambricon Technologies Corp. Ltd. Class A	207	48,656
China International Capital Corp. Ltd. Class H (c)	10,800	28,921
China Life Insurance Co. Ltd. Class H	31,000	105,388
China Ruyi Holdings Ltd. (a) (b)	96,000	18,240
China Three Gorges Renewables Group Co. Ltd. Class A	67,700	37,002
China Yangtze Power Co. Ltd. Class A	16,696	65,107
Contemporary Amperex Technology Co. Ltd. Class A	5,160	298,752
Contemporary Amperex Technology Co. Ltd. Class H	600	53,710
GDS Holdings Ltd. Class A (a) (b)	40,900	147,285
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Giant Biogene Holding Co. Ltd. (a) (c)	5,200	$17,572
Goldwind Science & Technology Co. Ltd. Class A	7,800	27,463
Hansoh Pharmaceutical Group Co. Ltd. (c)	8,000	30,217
Hygon Information Technology Co. Ltd. Class A	693	37,805
Jiangsu Hengli Hydraulic Co. Ltd. Class A	3,000	47,537
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	14,400	110,397
Jiangsu Yanghe Distillery Co. Ltd. Class A	2,800	15,737
Kingdee International Software Group Co. Ltd. (b)	107,000	80,775
Kuang-Chi Technologies Co. Ltd. Class A	5,000	22,334
Kweichow Moutai Co. Ltd. Class A	1,402	244,852
LONGi Green Energy Technology Co. Ltd. Class A (b)	17,774	34,354
Loongson Technology Corp. Ltd. Class A (b)	907	20,667
Luzhou Laojiao Co. Ltd. Class A	1,442	16,468
Montage Technology Co. Ltd. Class A	1,943	88,706
NARI Technology Co. Ltd. Class A	18,436	62,060
National Silicon Industry Group Co. Ltd. Class A (b)	7,474	43,921
NetEase, Inc.	3,500	90,334
New China Life Insurance Co. Ltd. Class H	21,200	124,409
Ningbo Deye Technology Corp. Class A	2,860	44,737
Nongfu Spring Co. Ltd. Class H (c)	5,800	29,303
Prosus NV	6,337	275,241
Sanan Optoelectronics Co. Ltd. Class A	11,728	36,663
Shanjin International Gold Co. Ltd. Class A	5,720	14,325
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,100	17,723
Shenzhen Inovance Technology Co. Ltd. Class A	3,100	30,292
Sichuan Chuantou Energy Co. Ltd. Class A	11,538	24,086
Sungrow Power Supply Co. Ltd. Class A	4,780	111,979
Suzhou TFC Optical Communication Co. Ltd. Class A	1,120	49,941
Tencent Holdings Ltd.	13,884	760,942
Trip.com Group Ltd. (b)	908	36,079
UBTech Robotics Corp. Ltd. Class H (b)	2,550	33,427
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (b)	615	33,626
Wuhan Guide Infrared Co. Ltd. Class A (b)	9,700	18,948
Security Description	Shares	Value
Wuliangye Yibin Co. Ltd. Class A	1,400	$15,262
WuXi AppTec Co. Ltd. Class H (a) (c)	2,100	41,159
Wuxi Biologics Cayman, Inc. (b) (c)	9,000	39,709
XPeng, Inc. Class A (b)	33,310	215,142
XtalPi Holdings Ltd. (a) (b)	34,000	33,167
Yunnan Baiyao Group Co. Ltd. Class A	2,680	18,702
Zangge Mining Co. Ltd. Class A	3,600	36,764
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,400	22,539
Zhongji Innolight Co. Ltd. Class A	400	74,838
		4,472,488
CONGO — 0.1%
Ivanhoe Mines Ltd. Class A (a) (b)	16,788	131,464
DENMARK — 0.8%
Coloplast AS Class B	296	16,855
Genmab AS (b)	78	21,415
Novo Nordisk AS Class B	7,930	381,581
Orsted AS (b) (c)	17,429	391,340
Tryg AS	917	20,884
Vestas Wind Systems AS	23,577	665,695
		1,497,770
FINLAND — 0.5%
Nordea Bank Abp	30,379	576,556
Orion OYJ Class B	948	77,983
Sampo OYJ Class A	21,092	221,709
		876,248
FRANCE — 1.4%
Covivio SA REIT	1,998	122,439
Dassault Systemes SE	15,397	313,604
EssilorLuxottica SA	610	114,411
Gecina SA REIT	1,664	139,925
Getlink SE	9,328	198,364
Hermes International SCA	40	73,080
Ipsen SA	139	26,825
Klepierre SA REIT	8,109	339,134
Legrand SA	1,376	232,359
L'Oreal SA	596	261,422
LVMH Moet Hennessy Louis Vuitton SE	520	287,805
Sartorius Stedim Biotech	99	20,555
Unibail-Rodamco-Westfield REIT (b)	4,074	477,192
		2,607,115
GERMANY — 0.9%
Allianz SE	810	383,487
Deutsche Boerse AG	248	67,709
Hannover Rueck SE	302	83,695
Infineon Technologies AG	1,008	94,120
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	213	118,961
SAP SE	5,496	841,999
Sartorius AG Preference Shares	82	21,525
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Vonovia SE	4,163	$102,759
		1,714,255
HONG KONG — 0.4%
AIA Group Ltd.	24,800	225,956
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	24,000	—
Henderson Land Development Co. Ltd. (a)	50,000	158,122
Hong Kong Exchanges & Clearing Ltd.	2,833	131,137
MTR Corp. Ltd. (a)	58,500	227,523
		742,738
INDIA — 1.1%
ABB India Ltd.	1,134	84,231
Asian Paints Ltd.	588	16,372
Bajaj Finance Ltd.	4,868	51,671
Bajaj Finserv Ltd.	1,920	36,108
Bajaj Holdings & Investment Ltd.	568	63,623
Bharat Electronics Ltd.	59,034	256,819
Bharti Airtel Ltd.	2,534	49,578
Cholamandalam Investment & Finance Co. Ltd.	1,297	24,524
Colgate-Palmolive India Ltd.	2,460	51,922
Dabur India Ltd.	5,020	22,390
Divi's Laboratories Ltd.	324	22,519
DLF Ltd.	9,175	60,100
Eternal Ltd. (b)	15,802	44,171
FSN E-Commerce Ventures Ltd. (b)	16,077	52,795
GMR Airports Ltd. (b)	101,734	120,468
HCL Technologies Ltd.	2,140	24,231
HDFC Asset Management Co. Ltd. (c)	4,518	126,635
Hindustan Unilever Ltd.	2,642	59,121
Infosys Ltd.	81	856
Infosys Ltd. ADR (a)	8,088	84,843
Kotak Mahindra Bank Ltd.	4,855	20,118
Oberoi Realty Ltd.	1,267	23,681
Sun Pharmaceutical Industries Ltd.	3,962	77,956
Suzlon Energy Ltd. (b)	396,234	246,551
Tata Consultancy Services Ltd.	3,304	70,908
Tech Mahindra Ltd.	3,000	44,519
Torrent Pharmaceuticals Ltd.	1,735	84,682
Trent Ltd.	1,248	43,278
WAAREE Energies Ltd.	3,325	103,517
Wipro Ltd.	849	1,528
Wipro Ltd. ADR (a)	33,910	76,298
		2,046,013
INDONESIA — 0.0% *
Bank Central Asia Tbk. PT	47,400	14,713
Bumi Resources Minerals Tbk. PT (b)	1,812,500	48,050
		62,763
Security Description	Shares	Value
ISRAEL — 0.4%
Azrieli Group Ltd.	857	$116,292
Enlight Renewable Energy Ltd. (b)	5,246	463,071
Nova Ltd. (b)	66	34,889
Teva Pharmaceutical Industries Ltd. ADR (b)	1,507	51,057
		665,309
ITALY — 0.6%
Davide Campari-Milano NV (a)	2,535	15,790
Ferrari NV	703	260,693
FinecoBank Banca Fineco SpA	2,465	61,860
Moncler SpA	320	18,578
Recordati Industria Chimica e Farmaceutica SpA	727	42,640
Terna - Rete Elettrica Nazionale (a)	53,029	620,831
UniCredit SpA	1,260	112,738
		1,133,130
JAPAN — 3.2%
Advantest Corp.	1,900	378,071
Astellas Pharma, Inc.	11,400	152,561
Central Japan Railway Co.	28,300	604,047
Chugai Pharmaceutical Co. Ltd.	5,400	250,322
Daiichi Sankyo Co. Ltd.	5,000	80,249
Disco Corp.	300	149,995
East Japan Railway Co. (a)	36,300	761,178
Eisai Co. Ltd. (a)	600	15,206
FANUC Corp.	6,200	280,578
Fast Retailing Co. Ltd.	600	305,713
Hoya Corp.	700	111,768
Japan Exchange Group, Inc.	8,300	104,436
Japan Post Bank Co. Ltd.	11,900	224,271
Keyence Corp.	900	448,879
Kyowa Kirin Co. Ltd. (a)	1,100	17,509
Lasertec Corp. (a)	200	61,160
Mitsubishi Estate Co. Ltd.	2,700	68,860
Mitsubishi UFJ Financial Group, Inc.	15,600	307,825
Mitsui Fudosan Co. Ltd.	5,800	53,495
NEC Corp.	1,500	36,225
Nexon Co. Ltd. (a)	1,100	14,521
Nintendo Co. Ltd.	700	29,353
Nippon Building Fund, Inc. REIT (a)	282	218,451
Obic Co. Ltd.	600	14,114
Oriental Land Co. Ltd.	1,200	18,385
ORIX Corp.	3,600	136,203
Recruit Holdings Co. Ltd.	2,200	153,367
Sanrio Co. Ltd. (a)	7,200	48,731
SBI Holdings, Inc.	7,200	116,910
Shionogi & Co. Ltd.	6,400	109,827
SMC Corp.	300	131,574
SoftBank Group Corp.	6,600	242,152
Sompo Holdings, Inc.	5,000	191,909
Sony Group Corp.	5,900	119,071
Sumitomo Realty & Development Co. Ltd.	2,800	64,450
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tokio Marine Holdings, Inc.	4,400	$194,978
		6,216,344
KUWAIT — 0.1%
Boubyan Bank KSCP	19,856	40,635
National Bank of Kuwait SAKP	70,137	182,474
		223,109
LUXEMBOURG — 0.0% *
Eurofins Scientific SE	328	25,710
Reinet Investments SCA	1,518	41,995
		67,705
MALAYSIA — 0.0% *
Gamuda Bhd.	60,321	64,648
MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	104,082	178,516
Grupo Aeroportuario del Centro Norte SAB de CV (a)	5,400	76,523
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	4,171	105,568
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,788	54,673
Grupo Financiero Banorte SAB de CV Class O	2,272	23,998
Prologis Property Mexico SA de CV REIT	40,888	177,393
Promotora y Operadora de Infraestructura SAB de CV	6,449	102,516
Southern Copper Corp.	1,310	228,281
		947,468
NETHERLANDS — 0.9%
Adyen NV (b) (c)	31	29,077
ASML Holding NV (a)	722	1,420,951
Nebius Group NV (a) (b)	300	82,851
NN Group NV	2,299	201,497
NXP Semiconductors NV	96	26,979
		1,761,355
NEW ZEALAND — 0.1%
Meridian Energy Ltd.	36,243	119,990
Xero Ltd. (b)	395	19,763
		139,753
NORWAY — 0.3%
Gjensidige Forsikring ASA	7,538	204,000
Mowi ASA	16,396	302,884
Salmar ASA	2,609	122,125
		629,009
PHILIPPINES — 0.0% *
International Container Terminal Services, Inc.	4,390	63,665
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,800	109,565
Erste Bank Polska SA	993	170,288
Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	6,988	$191,746
Powszechny Zaklad Ubezpieczen SA	9,030	157,641
		629,240
QATAR — 0.1%
Qatar International Islamic Bank QSC	12,152	37,080
Qatar Islamic Bank QPSC	9,441	56,656
		93,736
ROMANIA — 0.1%
NEPI Rockcastle NV	22,821	203,941
RUSSIA — 0.0%
Polyus PJSC GDR (b) (d)	234	—
VK IPJSC GDR (b) (d)	1,325	—
		—
SAUDI ARABIA — 0.4%
Al Rajhi Bank	15,853	278,056
Alinma Bank	15,572	101,293
Bank AlBilad	13,904	90,258
Dr. Sulaiman Al Habib Medical Services Group Co.	286	16,137
Elm Co.	81	14,811
Etihad Etisalat Co.	3,857	62,056
SAL Saudi Logistics Services	646	30,966
Saudi National Bank	10,477	107,804
Saudi Tadawul Group Holding Co.	1,139	40,107
Saudi Telecom Co.	1,449	16,676
		758,164
SINGAPORE — 0.4%
CapitaLand Ascendas REIT	155,024	298,434
CapitaLand Integrated Commercial Trust REIT	229,930	421,303
Sea Ltd. ADR (b)	244	23,383
Singapore Exchange Ltd.	3,400	63,297
		806,417
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	319	92,452
Discovery Ltd.	4,849	78,173
Naspers Ltd. Class N	3,048	152,608
		323,233
SOUTH KOREA — 2.0%
Alteogen, Inc.	86	20,039
APR Corp.	113	28,117
HLB, Inc. (b)	4,516	151,573
Kakao Corp.	657	14,651
KakaoBank Corp.	1,573	21,220
Korea Investment Holdings Co. Ltd.	307	43,792
LG Energy Solution Ltd. (b)	442	103,275
NAVER Corp.	233	29,928
NH Investment & Securities Co. Ltd. Class C	5,161	97,937
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Samsung Biologics Co. Ltd. (b) (c)	288	$258,573
Samsung Electronics Co. Ltd.	3,334	718,748
Samsung Life Insurance Co. Ltd.	244	63,153
SK Hynix, Inc.	820	1,402,569
SK Square Co. Ltd.	803	879,553
Yuhan Corp.	369	16,720
		3,849,848
SPAIN — 0.5%
Aena SME SA (c)	16,834	513,107
Amadeus IT Group SA (a)	1,052	61,437
EDP Renewables SA (a)	11,989	194,228
Redeia Corp. SA (a)	15,295	260,378
		1,029,150
SWEDEN — 0.5%
Atlas Copco AB Class A	4,101	83,116
Hexagon AB Class B	3,291	27,244
Industrivarden AB Class C (a)	708	38,918
L E Lundbergforetagen AB Class B	2,721	157,022
Sagax AB Class B (a)	4,034	64,273
Skandinaviska Enskilda Banken AB Class A (a)	6,056	120,705
Svenska Cellulosa AB SCA Class B	22,364	228,998
Svenska Handelsbanken AB Class A	14,466	213,145
Tele2 AB Class B	5,236	91,242
		1,024,663
SWITZERLAND — 1.9%
ABB Ltd.	8,440	916,352
Banque Cantonale Vaudoise (a)	162	23,778
BKW AG	746	126,052
Chocoladefabriken Lindt & Spruengli AG	1	119,011
Galderma Group AG	573	130,632
Geberit AG	297	198,749
Givaudan SA	29	122,953
Julius Baer Group Ltd.	1,126	97,434
Partners Group Holding AG	201	165,006
Sandoz Group AG	1,229	111,405
Sonova Holding AG	139	33,102
Straumann Holding AG	348	45,902
Swiss Life Holding AG	64	70,581
Swiss Prime Site AG	3,024	494,472
Swisscom AG (a)	509	393,431
TE Connectivity PLC	1,137	229,231
UBS Group AG	1,279	63,518
Zurich Insurance Group AG	348	258,244
		3,599,853
TAIWAN — 3.3%
Accton Technology Corp.	5,000	391,600
Advantech Co. Ltd.	3,499	54,039
Caliway Biopharmaceuticals Co. Ltd. Class C (b)	7,000	21,930
Cathay Financial Holding Co. Ltd.	47,712	147,226
Chroma ATE, Inc.	2,000	135,608
Security Description	Shares	Value
Delta Electronics, Inc.	13,000	$795,756
E Ink Holdings, Inc.	4,000	26,933
eMemory Technology, Inc.	1,000	91,818
Fortune Electric Co. Ltd.	1,210	29,475
Hon Precision, Inc.	1,000	203,098
Jentech Precision Industrial Co. Ltd.	1,000	107,670
King Slide Works Co. Ltd.	1,000	231,036
MediaTek, Inc.	2,000	266,508
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	3,631,284
Wiwynn Corp.	1,000	145,496
		6,279,477
THAILAND — 0.2%
Delta Electronics Thailand PCL	10,500	102,723
Delta Electronics Thailand PCL NVDR	31,400	307,190
		409,913
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	30,536	225,802
UNITED ARAB EMIRATES — 0.1%
Salik Co. PJSC	66,590	106,609
UNITED KINGDOM — 2.3%
3i Group PLC	13,211	435,902
Admiral Group PLC	489	23,105
AstraZeneca PLC (e)	3,501	655,184
AstraZeneca PLC (e)	213	40,389
Aviva PLC	17,867	154,188
Barclays PLC	19,112	128,506
Diageo PLC	5,551	112,171
GSK PLC	9,341	245,601
Halma PLC	3,659	191,051
HSBC Holdings PLC	12,372	234,948
Informa PLC	9,756	117,082
Land Securities Group PLC REIT	28,081	242,631
Legal & General Group PLC	29,045	110,253
Lloyds Banking Group PLC	32,068	47,287
London Stock Exchange Group PLC	545	59,040
Next PLC	556	107,335
Pearson PLC	1,737	27,573
RELX PLC (e)	1,912	60,042
RELX PLC (e)	625	19,708
Schroders PLC	4,092	31,908
Segro PLC REIT	45,921	533,422
Severn Trent PLC	10,213	400,691
United Utilities Group PLC	28,073	487,732
		4,465,749
UNITED STATES — 66.3%
AbbVie, Inc.	3,197	804,493
Accenture PLC Class A	1,695	210,926
Adobe, Inc. (b)	1,095	224,497
Advanced Micro Devices, Inc. (b)	4,754	2,761,646
Aflac, Inc.	3,959	464,193
Agilent Technologies, Inc.	706	93,778
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Airbnb, Inc. Class A (b)	541	$77,417
Alcon AG	1,069	72,358
Allegion PLC	714	100,310
Allstate Corp.	1,125	267,682
Alnylam Pharmaceuticals, Inc. (b)	228	68,635
Alphabet, Inc. Class A	8,545	3,053,727
Alphabet, Inc. Class C	13,026	4,602,477
Amazon.com, Inc. (b)	19,001	4,528,698
American Express Co.	1,972	667,029
American International Group, Inc.	2,964	220,907
American Tower Corp. REIT	858	140,343
American Water Works Co., Inc.	4,371	575,136
Ameriprise Financial, Inc.	444	203,689
AMETEK, Inc.	1,327	321,054
Amgen, Inc.	1,149	416,076
Amphenol Corp. Class A	2,503	441,329
Analog Devices, Inc.	3,513	1,395,258
Annaly Capital Management, Inc. REIT	4,291	95,947
Aon PLC Class A	441	146,275
Apollo Global Management, Inc.	1,683	199,116
Apple, Inc.	30,969	8,961,190
Applied Materials, Inc.	447	323,181
AppLovin Corp. Class A (b)	355	182,907
Arch Capital Group Ltd. (b)	1,903	184,705
Arista Networks, Inc. (b)	2,258	383,589
Arthur J Gallagher & Co.	432	99,174
AST SpaceMobile, Inc. (a) (b)	200	17,772
Astera Labs, Inc. (b)	234	113,027
AT&T, Inc.	12,613	261,089
Autodesk, Inc. (b)	1,357	263,828
Automatic Data Processing, Inc.	1,063	238,059
AvalonBay Communities, Inc. REIT	2,348	443,044
Axon Enterprise, Inc. (b)	306	171,547
Bank of America Corp.	14,584	830,996
Bank of New York Mellon Corp.	2,567	371,214
Biogen, Inc. (b)	327	70,652
Blackrock, Inc.	411	395,201
Blackstone, Inc.	1,692	199,098
Block, Inc. (b)	224	17,024
Block, Inc. CDI (b)	465	37,105
Bloom Energy Corp. Class A (b)	300	90,810
Booking Holdings, Inc.	1,841	328,140
Boston Scientific Corp. (b)	1,157	49,381
Bristol-Myers Squibb Co.	6,746	388,705
Broadcom, Inc.	9,435	3,564,071
Broadridge Financial Solutions, Inc.	576	78,883
Brown & Brown, Inc.	788	50,550
Cadence Design Systems, Inc. (b)	200	75,064
Capital One Financial Corp.	2,004	402,042
Carlyle Group, Inc.	539	22,697
Carvana Co. (b)	610	40,150
Cboe Global Markets, Inc.	260	63,094
Charles Schwab Corp.	3,630	334,940
Charter Communications, Inc. Class A (b)	304	43,232
Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (b)	1,914	$65,076
Chubb Ltd.	1,288	438,873
Church & Dwight Co., Inc.	1,422	137,763
Ciena Corp. (b)	160	78,490
Cincinnati Financial Corp.	704	130,339
Cintas Corp.	283	48,133
Cisco Systems, Inc.	10,969	1,288,419
Citigroup, Inc.	254	35,550
CME Group, Inc.	875	193,226
Cognizant Technology Solutions Corp. Class A	586	22,696
Coinbase Global, Inc. Class A (b)	279	40,787
Constellation Brands, Inc. Class A	245	34,077
Cooper Cos., Inc. (b)	369	26,461
Copart, Inc. (b)	1,117	31,488
Corpay, Inc. (b)	196	65,321
CoStar Group, Inc. (b)	640	18,125
Crowdstrike Holdings, Inc. Class A (b)	253	193,074
Crown Castle, Inc. REIT	527	39,910
Danaher Corp.	1,300	247,624
Digital Realty Trust, Inc. REIT	12,874	2,311,913
DoorDash, Inc. Class A (b)	212	39,120
eBay, Inc.	3,497	390,790
Ecolab, Inc.	367	102,250
Edison International	14,476	1,077,738
Edwards Lifesciences Corp. (b)	1,425	128,906
Electronic Arts, Inc.	121	24,810
Eli Lilly & Co.	1,925	2,308,903
Equifax, Inc.	161	25,554
Equinix, Inc. REIT	1,829	1,906,531
Equity Residential REIT	1,583	107,533
Erie Indemnity Co. Class A	118	28,291
Essex Property Trust, Inc. REIT	512	149,294
Everest Group Ltd.	123	43,939
Exelon Corp.	11,710	545,920
Experian PLC	1,947	65,715
Extra Space Storage, Inc. REIT	317	46,060
F5, Inc. (b)	1,410	586,504
Fair Isaac Corp. (b)	12	14,337
Fastenal Co.	6,548	314,500
Ferrovial NV	17,873	1,225,643
Fidelity National Information Services, Inc.	1,175	45,684
First Solar, Inc. (b)	3,498	825,388
Fiserv, Inc. (b)	1,323	64,893
Fortinet, Inc. (b)	1,411	216,758
Fortive Corp.	1,967	120,164
Fox Corp. Class A	1,334	69,581
Fox Corp. Class B	1,168	54,709
Garmin Ltd.	599	142,286
Gilead Sciences, Inc.	1,115	140,869
Global Payments, Inc.	626	45,423
Goldman Sachs Group, Inc.	344	347,911
Graco, Inc.	1,031	77,954
Haleon PLC	17,726	81,803
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hartford Insurance Group, Inc.	1,636	$216,803
Hilton Worldwide Holdings, Inc.	161	53,204
Hologic, Inc. (b)	891	9
Home Depot, Inc.	1,913	674,677
Huntington Bancshares, Inc.	1,672	29,645
IDEX Corp.	440	99,858
IDEXX Laboratories, Inc. (b)	357	187,939
Illumina, Inc. (b)	414	72,794
Incyte Corp. (b)	282	31,968
Insulet Corp. (b)	125	19,031
Intel Corp. (b)	11,185	1,561,762
Intercontinental Exchange, Inc.	1,268	156,103
International Business Machines Corp.	4,533	1,274,725
Intuit, Inc.	708	184,788
Intuitive Surgical, Inc. (b)	906	360,298
IonQ, Inc. (a) (b)	800	42,608
IQVIA Holdings, Inc. (b)	849	164,044
Iron Mountain, Inc. REIT	779	98,395
Jacobs Solutions, Inc.	1,019	128,394
Johnson & Johnson	6,244	1,585,789
JPMorgan Chase & Co.	6,882	2,252,685
Keysight Technologies, Inc. (b)	698	244,349
KKR & Co., Inc.	1,335	122,526
KLA Corp.	3,740	1,128,395
Labcorp Holdings, Inc.	162	45,360
Lam Research Corp.	2,254	976,726
Liberty Media Corp.-Liberty Formula One Class C (b)	754	71,736
M&T Bank Corp.	696	165,655
Markel Group, Inc. (b)	65	126,946
Marriott International, Inc. Class A	135	50,030
Marsh & McLennan Cos., Inc.	1,387	231,171
Marvell Technology, Inc.	8,813	2,625,305
Mastercard, Inc. Class A	1,941	996,898
McDonald's Corp.	1,914	517,373
Merck & Co., Inc.	7,597	976,214
Meta Platforms, Inc. Class A	4,561	2,569,166
MetLife, Inc.	4,025	340,555
Mettler-Toledo International, Inc. (b)	77	98,368
Micron Technology, Inc.	1,502	1,733,744
Microsoft Corp.	15,155	5,653,118
Monolithic Power Systems, Inc.	103	142,383
Monster Beverage Corp. (b)	824	79,203
Moody's Corp.	736	333,349
Morgan Stanley	3,092	646,352
Motorola Solutions, Inc.	860	357,149
Nasdaq, Inc.	821	64,711
NetApp, Inc.	746	115,451
Netflix, Inc. (b)	9,282	662,735
Neurocrine Biosciences, Inc. (b)	168	28,314
Northern Trust Corp.	686	119,254
Novartis AG	6,189	971,182
NVIDIA Corp.	55,053	11,015,555
Old Dominion Freight Line, Inc.	182	39,421
Omnicom Group, Inc.	510	37,143
Security Description	Shares	Value
Oracle Corp.	5,051	$740,224
Palantir Technologies, Inc. Class A (b)	3,963	462,363
Palo Alto Networks, Inc. (b)	1,136	387,399
Paychex, Inc.	874	85,940
PayPal Holdings, Inc.	2,348	101,387
Pentair PLC	3,389	259,801
Pfizer, Inc.	11,902	286,600
PNC Financial Services Group, Inc.	1,417	348,894
Progressive Corp.	1,337	292,068
Prologis, Inc. REIT	3,026	409,932
Prudential Financial, Inc.	1,798	194,058
Public Storage REIT	502	159,792
Qiagen NV	539	20,890
QUALCOMM, Inc.	2,560	473,062
Quanta Services, Inc.	984	708,519
Quest Diagnostics, Inc.	196	41,542
Raymond James Financial, Inc.	374	56,859
Realty Income Corp. REIT	1,858	115,122
Regency Centers Corp. REIT	315	25,118
Regeneron Pharmaceuticals, Inc.	206	128,449
Rivian Automotive, Inc. Class A (b)	29,964	519,875
Robinhood Markets, Inc. Class A (b)	873	87,544
ROBLOX Corp. Class A (b)	400	21,752
Roche Holding AG	1,595	658,050
Rocket Lab Corp. (b)	1,100	111,815
Rockwell Automation, Inc.	465	230,212
Rollins, Inc.	697	29,093
Roper Technologies, Inc.	70	23,687
Ross Stores, Inc.	541	115,152
Royalty Pharma PLC Class A	10,600	594,342
S&P Global, Inc.	1,184	482,196
Salesforce, Inc.	3,241	507,735
Sanofi SA	2,561	219,834
Schneider Electric SE	4,359	1,422,332
ServiceNow, Inc. (b)	6,142	609,778
Sherwin-Williams Co.	3,457	1,190,314
Simon Property Group, Inc. REIT	1,319	294,994
Snap-on, Inc.	79	31,790
Snowflake, Inc. (b)	970	246,865
Spotify Technology SA (b)	221	101,468
Starbucks Corp.	2,100	214,599
State Street Corp. (f)	309	52,406
STERIS PLC	201	42,325
Strategy, Inc. (a) (b)	398	34,598
Stryker Corp.	754	237,389
Sunbelt Rentals Holdings, Inc.	2,104	153,478
Swiss Re AG	1,014	161,531
Synchrony Financial	2,100	159,705
T. Rowe Price Group, Inc.	655	74,467
Teradyne, Inc.	522	252,564
Tesla, Inc. (b)	8,161	3,432,517
Texas Instruments, Inc.	2,131	635,187
Thermo Fisher Scientific, Inc.	965	483,812
TJX Cos., Inc.	4,721	715,231
T-Mobile U.S., Inc.	862	144,583
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	198	$19,733
TransUnion	243	17,530
Travelers Cos., Inc.	938	309,653
Trimble, Inc. (b)	1,541	78,868
U.S. Bancorp	3,889	234,896
Uber Technologies, Inc. (b)	3,570	257,611
Ulta Beauty, Inc. (b)	221	99,667
United Rentals, Inc.	98	111,023
UnitedHealth Group, Inc.	1,231	511,641
Veeva Systems, Inc. Class A (b)	235	41,705
Veralto Corp.	2,720	241,210
VeriSign, Inc.	121	30,439
Verisk Analytics, Inc.	252	45,242
Verizon Communications, Inc.	7,844	332,115
Vertex Pharmaceuticals, Inc. (b)	472	234,457
Vertiv Holdings Co. Class A	793	265,512
Visa, Inc. Class A	3,770	1,293,449
Vulcan Materials Co.	87	25,666
W.R. Berkley Corp.	1,904	134,289
Walmart, Inc.	878	99,442
Walt Disney Co.	3,333	320,801
Waste Management, Inc.	313	69,761
Waters Corp. (b)	188	70,508
Wells Fargo & Co.	5,344	441,628
Welltower, Inc. REIT	1,741	395,155
West Pharmaceutical Services, Inc.	90	32,310
Westinghouse Air Brake Technologies Corp.	678	182,789
Willis Towers Watson PLC	375	98,014
Workday, Inc. Class A (b)	155	18,975
WP Carey, Inc. REIT	378	27,027
Xylem, Inc.	9,139	1,080,321
Yum! Brands, Inc.	904	144,513
Zoetis, Inc.	1,487	106,856
Zoom Communications, Inc. (b)	423	36,510
		127,544,174
TOTAL COMMON STOCKS (Cost $132,978,229)		190,675,932
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (g) (h)	1,020,906	1,020,906
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (i)	3,783,977	$3,783,977
TOTAL SHORT-TERM INVESTMENTS (Cost $4,804,883)		4,804,883
TOTAL INVESTMENTS — 101.7% (Cost $137,783,112)		195,480,815
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(3,182,753)
NET ASSETS — 100.0%		$192,298,062

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.1% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at June 30, 2026.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	17	09/18/2026	$1,609,746	$1,592,220	$(17,526)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$190,573,200	$102,732	$0 (a)	$190,675,932
Short-Term Investments	4,804,883	—	—	4,804,883
TOTAL INVESTMENTS	$195,378,083	$102,732	$0	$195,480,815
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(17,526)	$—	$—	$(17,526)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(17,526)	$—	$—	$(17,526)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	286	$33,179	$5,167	$1,842	$745	$15,157	309	$52,406	$715
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,202,613	1,202,613	8,112,033	8,293,740	—	—	1,020,906	1,020,906	41,702
State Street Navigator Securities Lending Portfolio II	4,090,279	4,090,279	30,627,936	30,934,238	—	—	3,783,977	3,783,977	28,088
Total		$5,326,071	$38,745,136	$39,229,820	$745	$15,157		$4,857,289	$70,505
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.9%
ANZ Group Holdings Ltd.	75,287	$1,843,815
APA Group Stapled Security	33,662	236,475
Aristocrat Leisure Ltd.	13,352	566,764
ASX Ltd. (a)	4,780	176,574
Brambles Ltd.	33,082	446,466
CAR Group Ltd. (a)	9,145	163,207
Cochlear Ltd. (a)	1,642	138,500
Coles Group Ltd.	33,126	559,284
Commonwealth Bank of Australia (a)	41,799	4,767,123
Computershare Ltd.	12,828	340,204
CSL Ltd.	11,827	940,150
Evolution Mining Ltd.	50,066	407,557
Fortescue Ltd. (a)	41,455	549,988
Goodman Group REIT	50,061	1,079,659
Insurance Australia Group Ltd.	58,939	330,339
Lottery Corp. Ltd. (a)	55,169	220,153
Lynas Rare Earths Ltd. (a) (b)	22,614	282,946
Macquarie Group Ltd.	8,930	1,548,470
Medibank Pvt Ltd.	69,048	237,747
National Australia Bank Ltd.	76,621	2,009,724
Northern Star Resources Ltd.	33,730	442,826
PLS Group Ltd. (b)	78,465	272,890
Pro Medicus Ltd. (a)	1,388	195,620
Qantas Airways Ltd.	18,561	136,563
QBE Insurance Group Ltd.	37,317	651,243
REA Group Ltd. (a)	1,267	122,178
Rio Tinto Ltd. (a)	9,110	1,088,781
Rio Tinto PLC	26,644	2,518,569
Scentre Group REIT	127,425	340,761
Sigma Healthcare Ltd. (a)	128,506	244,830
Sonic Healthcare Ltd. (a)	11,059	159,439
South32 Ltd.	109,292	295,298
Stockland REIT	59,009	166,796
Suncorp Group Ltd.	27,029	361,219
Telstra Group Ltd.	95,002	334,352
Transurban Group Stapled Security (a)	76,672	763,842
Vicinity Ltd. REIT	102,667	183,509
Wesfarmers Ltd.	28,006	1,753,991
Westpac Banking Corp. (a)	85,430	2,083,936
WiseTech Global Ltd. (a)	5,024	114,861
Woolworths Group Ltd. (a)	30,057	833,564
		29,910,213
AUSTRIA — 0.3%
BAWAG Group AG (c)	1,876	375,989
Erste Group Bank AG	7,537	1,009,057
Raiffeisen Bank International AG	3,323	212,185
Verbund AG	1,629	103,551
		1,700,782
BELGIUM — 1.0%
Ageas SA	3,607	288,672
Anheuser-Busch InBev SA	22,445	1,864,555
Security Description	Shares	Value
D'ieteren Group	495	$96,435
Elia Group SA	1,078	172,300
Financiere de Tubize SA	501	132,315
Groupe Bruxelles Lambert NV	1,947	177,413
KBC Group NV	5,650	770,636
Lotus Bakeries NV	10	132,851
Sofina SA (a)	400	101,799
Syensqo SA	1,730	127,773
UCB SA	3,104	929,787
		4,794,536
BRAZIL — 0.0% *
Yara International ASA	4,033	177,451
CHILE — 0.1%
Antofagasta PLC	8,619	436,991
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	91,000	491,782
Prosus NV	32,681	1,419,466
SITC International Holdings Co. Ltd.	33,000	132,050
Wilmar International Ltd.	40,000	111,639
Yangzijiang Shipbuilding Holdings Ltd.	62,800	166,049
		2,320,986
CZECH REPUBLIC — 0.0% *
CSG NV (a) (b)	3,746	54,709
DENMARK — 1.7%
Carlsberg AS Class B	2,314	303,248
Coloplast AS Class B	3,093	176,128
Danske Bank AS	15,642	837,845
Demant AS (b)	2,339	95,950
DSV AS	4,805	1,138,413
Genmab AS (b)	1,498	411,274
Novo Nordisk AS Class B	80,442	3,870,764
Novonesis Novozymes B Class B	8,630	545,018
Orsted AS (b) (c)	11,550	259,336
Pandora AS	1,944	223,182
Rockwool AS Class B	2,280	72,954
Tryg AS	8,268	188,300
Vestas Wind Systems AS	23,963	676,594
		8,799,006
FINLAND — 1.3%
Elisa OYJ	3,469	145,715
Fortum OYJ	10,892	252,668
Kesko OYJ Class B	6,809	152,269
Kone OYJ Class B	8,327	473,728
Metso OYJ	16,357	284,255
Neste OYJ	10,306	337,461
Nokia OYJ	125,498	1,657,933
Nordea Bank Abp (d)	72,162	1,369,327
Nordea Bank Abp (d)	4,087	77,566
Orion OYJ Class B	2,654	218,319
Sampo OYJ Class A	58,359	613,441
Stora Enso OYJ Class R (a)	14,267	152,121
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
UPM-Kymmene OYJ	13,076	$346,835
Wartsila OYJ Abp	12,227	466,623
		6,548,261
FRANCE — 7.8%
Accor SA	4,574	265,866
Aeroports de Paris SA	819	106,745
Air Liquide SA	15,915	3,152,937
Airbus SE	14,842	3,301,122
Alstom SA (b)	8,609	149,756
Amundi SA (c)	1,445	138,691
AXA SA	39,164	1,963,437
Ayvens SA (c)	8,593	113,177
BioMerieux	1,044	82,001
BNP Paribas SA	24,633	2,876,560
Bollore SE	17,446	80,901
Bouygues SA	5,534	308,822
Bureau Veritas SA	8,396	257,065
Capgemini SE	3,714	373,497
Carrefour SA	14,349	266,585
Cie de Saint-Gobain SA	11,004	995,902
Cie Generale des Etablissements Michelin SCA	15,912	613,986
Covivio SA REIT	1,368	83,832
Credit Agricole SA	22,674	456,118
Danone SA	15,981	1,310,767
Dassault Aviation SA	427	140,208
Dassault Systemes SE	16,111	328,147
Eiffage SA	1,659	244,868
EssilorLuxottica SA	7,522	1,410,814
Gecina SA REIT	1,095	92,078
Getlink SE	6,182	131,463
Hermes International SCA	646	1,180,238
Ipsen SA	914	176,392
Kering SA	1,847	522,217
Klepierre SA REIT	5,384	225,169
Legrand SA	6,475	1,093,404
L'Oreal SA	6,000	2,631,763
LVMH Moet Hennessy Louis Vuitton SE	6,216	3,440,379
Orange SA	45,768	863,650
Pernod Ricard SA	4,954	361,697
Publicis Groupe SA	5,681	561,565
Renault SA	4,658	133,563
Rexel SA	5,556	242,717
Safran SA	8,621	3,400,455
Sartorius Stedim Biotech	740	153,641
Societe Generale SA	15,959	1,411,687
Sodexo SA	2,192	126,935
Thales SA	2,284	587,020
Unibail-Rodamco-Westfield REIT (b)	2,729	319,651
Veolia Environnement SA	14,821	617,470
Vinci SA	11,635	1,700,034
		38,994,992
Security Description	Shares	Value
GERMANY — 9.1%
adidas AG	4,046	$829,867
Allianz SE	9,502	4,498,632
BASF SE	21,884	1,170,435
Bayer AG	24,261	1,342,777
Bayerische Motoren Werke AG	6,913	452,562
Bayerische Motoren Werke AG Preference Shares	1,356	89,066
Beiersdorf AG	2,419	208,364
Brenntag SE	2,959	179,909
Commerzbank AG	16,193	689,256
Continental AG	2,662	219,616
CTS Eventim AG & Co. KGaA	1,532	89,416
Daimler Truck Holding AG	11,190	539,887
Deutsche Bank AG	44,779	1,516,677
Deutsche Boerse AG	4,537	1,238,692
Deutsche Lufthansa AG	14,577	166,826
Deutsche Post AG	22,706	1,378,464
Deutsche Telekom AG	85,763	2,338,560
Dr. Ing hc F Porsche AG Preference Shares	2,752	136,898
E.ON SE	55,427	1,142,239
Evonik Industries AG	6,139	111,457
Fresenius Medical Care AG	4,763	215,643
Fresenius SE & Co. KGaA	10,417	476,033
GEA Group AG	3,605	247,502
Hannover Rueck SE	1,492	413,487
Heidelberg Materials AG	3,296	628,932
Henkel AG & Co. KGaA	2,485	196,604
Henkel AG & Co. KGaA Preference Shares	3,950	332,109
Hensoldt AG	1,565	121,241
HOCHTIEF AG	391	226,644
Infineon Technologies AG	32,619	3,045,744
Knorr-Bremse AG	1,777	206,415
Mercedes-Benz Group AG	17,714	889,486
Merck KGaA	3,183	534,405
MTU Aero Engines AG	1,338	556,671
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,263	1,822,392
Nemetschek SE	1,431	86,875
Porsche Automobil Holding SE Preference Shares	3,752	115,649
Rational AG	119	87,142
Rheinmetall AG	1,162	1,315,894
SAP SE	26,082	3,995,820
Sartorius AG Preference Shares	642	168,526
Scout24 SE (c)	1,890	156,337
Siemens AG	18,556	5,964,619
Siemens Energy AG	19,358	3,669,486
Siemens Healthineers AG (c)	8,341	326,140
Symrise AG	3,256	326,918
Talanx AG	1,618	204,595
Volkswagen AG Preference Shares	5,050	404,734
Vonovia SE	18,535	457,515
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Zalando SE (b) (c)	5,427	$157,413
		45,690,571
GUATEMALA — 0.0% *
Millicom International Cellular SA	2,275	206,479
HONG KONG — 1.6%
AIA Group Ltd.	262,600	2,392,585
CK Asset Holdings Ltd.	47,015	264,870
CK Infrastructure Holdings Ltd.	15,500	117,998
Futu Holdings Ltd. ADR	1,336	125,237
Henderson Land Development Co. Ltd. (a)	36,000	113,848
HKT Trust & HKT Ltd. Stapled Security	96,000	142,738
Hong Kong Exchanges & Clearing Ltd.	30,075	1,392,139
Hongkong Land Holdings Ltd.	26,400	187,968
Link REIT	64,930	302,210
MTR Corp. Ltd. (a)	38,131	148,302
Power Assets Holdings Ltd.	33,500	243,922
Prudential PLC	62,913	837,517
Sino Land Co. Ltd.	91,908	120,480
Sun Hung Kai Properties Ltd.	32,500	465,408
Swire Pacific Ltd. Class A	8,000	83,346
Techtronic Industries Co. Ltd.	35,500	586,231
WH Group Ltd. (c)	207,310	219,152
Wharf Real Estate Investment Co. Ltd.	40,000	109,053
		7,853,004
IRELAND — 0.5%
AerCap Holdings NV	4,062	592,158
AIB Group PLC	52,702	619,112
Bank of Ireland Group PLC	23,207	462,330
Kerry Group PLC Class A	3,920	360,108
Kingspan Group PLC	3,806	347,894
		2,381,602
ISRAEL — 1.2%
Azrieli Group Ltd.	1,041	141,260
Bank Hapoalim BM	32,722	753,294
Bank Leumi Le-Israel BM	36,628	817,889
Check Point Software Technologies Ltd. (b)	1,953	256,683
CyberArk Software Ltd. (b)	1,266	56,970
Elbit Systems Ltd.	680	515,800
Enlight Renewable Energy Ltd. (b)	3,476	306,831
Harel Insurance Investments & Financial Services Ltd.	2,955	155,315
ICL Group Ltd.	19,701	98,788
Israel Discount Bank Ltd. Class A	29,800	295,055
Mizrahi Tefahot Bank Ltd.	3,799	251,188
Nova Ltd. (b)	723	382,193
OPC Energy Ltd. (b)	4,258	132,194
Phoenix Financial Ltd.	5,572	307,826
Teva Pharmaceutical Industries Ltd. (b)	18,039	595,578
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. ADR (b)	11,045	$374,204
Tower Semiconductor Ltd. (b)	2,741	703,224
		6,144,292
ITALY — 3.3%
Banca Mediolanum SpA	5,510	137,205
Banca Monte dei Paschi di Siena SpA	48,993	608,533
Banco BPM SpA	28,017	484,001
BPER Banca SpA	38,268	600,800
Coca-Cola HBC AG Class DI	5,007	326,960
Davide Campari-Milano NV (a)	14,542	90,578
Enel SpA	190,453	2,189,208
Ferrari NV	3,027	1,122,501
FinecoBank Banca Fineco SpA	14,846	372,567
Generali (a)	20,322	990,007
Intesa Sanpaolo SpA	347,953	2,382,910
Italgas SpA	14,845	172,014
Leonardo SpA	9,969	534,830
Moncler SpA	5,599	325,060
Poste Italiane SpA	11,420	373,677
Prysmian SpA	6,926	1,156,496
Recordati Industria Chimica e Farmaceutica SpA	2,820	165,397
Ryanair Holdings PLC	10,430	326,138
Snam SpA	48,847	352,728
Telecom Italia SpA (b)	42,116	383,188
Terna - Rete Elettrica Nazionale (a)	34,275	401,271
UniCredit SpA	33,898	3,033,012
Unipol Assicurazioni SpA	8,622	240,622
		16,769,703
IVORY COAST — 0.1%
Endeavour Mining PLC	5,328	261,931
JAPAN — 23.4%
Advantest Corp.	18,300	3,641,421
Aeon Co. Ltd.	55,300	456,282
AGC, Inc. (a)	4,800	205,704
Aisin Corp.	12,200	164,130
Ajinomoto Co., Inc.	21,400	773,310
ANA Holdings, Inc.	3,900	71,221
Asahi Group Holdings Ltd.	37,300	355,271
Asahi Kasei Corp.	31,800	350,431
Asics Corp.	17,000	457,622
Astellas Pharma, Inc.	44,000	588,832
Bandai Namco Holdings, Inc.	12,600	293,360
Bridgestone Corp. (a)	26,600	558,105
Canon, Inc. (a)	20,000	510,321
Capcom Co. Ltd.	6,600	122,315
Central Japan Railway Co.	18,900	403,409
Chiba Bank Ltd.	13,700	207,955
Chugai Pharmaceutical Co. Ltd.	16,600	769,509
Dai Nippon Printing Co. Ltd.	9,800	178,302
Daifuku Co. Ltd.	7,800	341,947
Daiichi Life Group, Inc.	86,100	942,186
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Daiichi Sankyo Co. Ltd.	42,500	$682,118
Daikin Industries Ltd.	6,400	972,060
Daito Trust Construction Co. Ltd.	7,200	137,510
Daiwa House Industry Co. Ltd.	13,700	372,330
Daiwa Securities Group, Inc.	32,400	318,069
Denso Corp.	42,200	487,108
Disco Corp.	2,200	1,099,966
East Japan Railway Co. (a)	23,400	490,676
Ebara Corp.	11,300	434,966
Eisai Co. Ltd. (a)	6,400	162,200
FANUC Corp.	23,100	1,045,381
Fast Retailing Co. Ltd.	4,700	2,394,752
Fuji Electric Co. Ltd.	3,500	291,048
FUJIFILM Holdings Corp.	27,500	589,340
Fujikura Ltd.	37,000	1,420,126
Fujitsu Ltd.	42,300	845,089
Furukawa Electric Co. Ltd.	17,000	494,755
Hankyu Hanshin Holdings, Inc. (a)	5,700	149,826
Hikari Tsushin, Inc.	500	109,214
Hitachi Ltd.	110,400	3,037,061
Honda Motor Co. Ltd.	91,500	833,226
Hoya Corp.	8,300	1,325,242
Hulic Co. Ltd. (a)	10,900	113,812
Ibiden Co. Ltd.	5,800	849,882
IHI Corp.	25,300	422,095
Isuzu Motors Ltd.	13,000	172,014
Japan Exchange Group, Inc.	23,800	299,468
Japan Post Bank Co. Ltd.	44,000	829,239
Japan Post Holdings Co. Ltd.	43,400	579,201
Japan Post Insurance Co. Ltd.	13,600	127,737
Japan Tobacco, Inc.	27,500	1,017,259
JFE Holdings, Inc. (a)	13,900	133,419
JX Advanced Metals Corp.	13,700	370,728
Kajima Corp.	9,900	357,685
Kansai Electric Power Co., Inc.	23,100	324,843
Kao Corp. (a)	22,200	440,244
Kawasaki Heavy Industries Ltd.	18,500	332,664
Kawasaki Kisen Kaisha Ltd. (a)	8,700	133,023
KDDI Corp.	71,900	1,214,370
Keyence Corp.	4,700	2,344,144
Kikkoman Corp.	16,700	171,393
Kioxia Holdings Corp. (b)	7,800	4,303,978
Kirin Holdings Co. Ltd.	18,700	323,374
Komatsu Ltd.	21,500	831,029
Konami Group Corp.	2,500	271,727
Kubota Corp.	23,600	389,957
Kyocera Corp.	29,300	641,977
Kyowa Kirin Co. Ltd.	6,000	95,505
Lasertec Corp. (a)	2,000	611,598
LY Corp.	69,900	186,572
Makita Corp.	5,400	192,410
Minebea Mitsumi, Inc.	8,800	257,516
Mitsubishi Chemical Group Corp.	30,100	209,001
Mitsubishi Electric Corp.	47,500	1,717,336
Mitsubishi Estate Co. Ltd.	26,300	670,749
Mitsubishi HC Capital, Inc.	20,800	168,166
Security Description	Shares	Value
Mitsubishi Heavy Industries Ltd.	80,000	$1,804,522
Mitsubishi UFJ Financial Group, Inc. (a)	266,800	5,264,591
Mitsui Fudosan Co. Ltd.	61,900	570,916
Mitsui Kinzoku Co. Ltd.	1,400	366,528
Mitsui OSK Lines Ltd. (a)	8,500	272,638
Mizuho Financial Group, Inc.	59,070	2,814,207
MS&AD Insurance Group Holdings, Inc.	29,800	777,431
Murata Manufacturing Co. Ltd.	40,500	2,839,548
NEC Corp.	30,700	741,409
Nexon Co. Ltd. (a)	7,400	97,688
NIDEC Corp.	20,500	333,626
Nintendo Co. Ltd.	27,100	1,136,357
Nippon Building Fund, Inc. REIT (a)	191	147,958
Nippon Paint Holdings Co. Ltd. (a)	23,700	153,552
Nippon Sanso Holdings Corp.	4,300	158,639
Nippon Steel Corp. (a)	120,300	396,818
Nippon Yusen KK (a)	10,200	327,354
Nissan Motor Co. Ltd. (a) (b)	54,900	101,338
Nitori Holdings Co. Ltd.	10,100	150,047
Nitto Denko Corp.	16,400	319,877
Nomura Holdings, Inc.	73,500	639,239
Nomura Research Institute Ltd.	9,200	259,938
NTT, Inc.	735,600	656,281
Obayashi Corp.	15,300	306,612
Obic Co. Ltd.	7,800	183,476
Olympus Corp.	27,300	285,388
Oriental Land Co. Ltd. (a)	26,000	398,339
ORIX Corp.	27,400	1,036,656
Otsuka Corp. (a)	5,500	93,858
Otsuka Holdings Co. Ltd.	10,700	711,358
Pan Pacific International Holdings Corp.	47,500	240,532
Panasonic Holdings Corp.	57,600	1,595,540
Rakuten Group, Inc. (b)	37,100	171,981
Recruit Holdings Co. Ltd.	33,100	2,307,479
Renesas Electronics Corp.	43,600	1,289,557
Resona Holdings, Inc.	50,600	655,675
Resonac Holdings Corp.	4,400	479,188
Ryohin Keikaku Co. Ltd.	12,100	263,479
Sanrio Co. Ltd. (a)	21,600	146,193
SBI Holdings, Inc.	13,700	222,454
SCREEN Holdings Co. Ltd.	4,000	438,210
Secom Co. Ltd.	9,900	393,259
Seibu Holdings, Inc.	5,100	99,568
Sekisui House Ltd.	14,400	299,651
Seven & i Holdings Co. Ltd.	47,200	568,346
Shimano, Inc.	1,800	192,100
Shimizu Corp.	12,300	192,948
Shin-Etsu Chemical Co. Ltd.	41,400	1,785,148
Shionogi & Co. Ltd.	18,700	320,900
Shiseido Co. Ltd. (a)	9,500	153,029
SMC Corp.	1,400	614,010
SoftBank Corp.	706,800	905,000
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SoftBank Group Corp.	92,700	$3,401,139
Sompo Holdings, Inc.	20,400	782,988
Sony Group Corp.	145,900	2,944,482
Subaru Corp.	14,200	208,817
Sumitomo Electric Industries Ltd.	71,200	1,282,279
Sumitomo Metal Mining Co. Ltd.	6,000	275,736
Sumitomo Mitsui Financial Group, Inc.	90,200	3,521,976
Sumitomo Mitsui Trust Group, Inc.	15,400	573,929
Sumitomo Realty & Development Co. Ltd.	14,800	340,666
Suntory Beverage & Food Ltd. (a)	3,400	94,077
Suzuki Motor Corp.	38,200	459,622
T&D Holdings, Inc.	11,300	334,220
Taisei Corp.	3,600	315,644
Takeda Pharmaceutical Co. Ltd.	39,108	1,240,435
TDK Corp.	47,900	1,052,164
Terumo Corp.	32,300	443,982
Toho Co. Ltd.	12,800	102,424
Tokio Marine Holdings, Inc.	45,000	1,994,093
Tokyo Electron Ltd.	11,200	5,316,597
TOPPAN Holdings, Inc.	5,700	179,040
Toray Industries, Inc.	33,700	233,790
Toyota Motor Corp.	236,700	3,968,666
Toyota Tsusho Corp.	15,900	584,834
Unicharm Corp. (a)	27,200	157,920
West Japan Railway Co.	10,300	172,697
Yamaha Motor Co. Ltd. (a)	21,700	163,960
Yokogawa Electric Corp.	5,600	194,161
Yokohama Financial Group, Inc.	25,000	266,497
Zensho Holdings Co. Ltd. (a)	2,400	119,096
		117,594,178
LUXEMBOURG — 0.2%
ArcelorMittal SA	10,384	625,656
CVC Capital Partners PLC (a) (c)	5,210	75,708
Eurofins Scientific SE	2,921	228,962
		930,326
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	47,000	176,324
Sands China Ltd.	60,800	101,177
		277,501
MEXICO — 0.0% *
Fresnillo PLC	4,601	167,384
NETHERLANDS — 6.5%
ABN AMRO Bank NV Dutch Certificate	15,421	655,514
Adyen NV (b) (c)	670	628,435
Akzo Nobel NV	3,845	260,858
Argenx SE (b)	1,527	1,416,558
ASM International NV	1,157	1,323,460
ASML Holding NV	9,695	19,080,504
ASR Nederland NV	3,864	291,746
BE Semiconductor Industries NV (a)	1,804	592,148
Security Description	Shares	Value
Euronext NV (c)	1,894	$303,157
EXOR NV	2,360	180,779
Heineken Holding NV	3,179	242,606
Heineken NV	7,145	601,230
ING Groep NV	72,943	2,307,560
Koninklijke Ahold Delhaize NV	22,024	886,841
Koninklijke KPN NV	93,239	460,086
Koninklijke Philips NV	18,983	515,670
Magnum Ice Cream Co. NV (a) (b)	11,932	207,847
Nebius Group NV (a) (b)	5,045	1,393,278
NN Group NV	6,407	561,544
Universal Music Group NV	25,257	529,303
Wolters Kluwer NV	5,599	361,291
		32,800,415
NEW ZEALAND — 0.2%
Auckland International Airport Ltd. (a)	42,083	199,890
Contact Energy Ltd.	21,692	115,004
Fisher & Paykel Healthcare Corp. Ltd. Class C	14,350	318,439
Infratil Ltd. (a)	22,892	200,931
Meridian Energy Ltd.	33,348	110,405
Xero Ltd. (b)	4,039	202,087
		1,146,756
NIGERIA — 0.0% *
Airtel Africa PLC (c)	22,217	96,601
NORWAY — 0.4%
DNB Bank ASA	20,298	604,499
Gjensidige Forsikring ASA	4,919	133,122
Kongsberg Gruppen ASA	10,713	322,943
Mowi ASA	11,707	216,264
Norsk Hydro ASA	32,121	291,493
Orkla ASA	17,414	183,370
Salmar ASA	1,684	78,827
Telenor ASA	15,423	221,008
		2,051,526
POLAND — 0.0% *
InPost SA (b)	6,551	115,417
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	203,380	240,663
EDP SA	76,251	399,361
Jeronimo Martins SGPS SA	7,172	137,428
		777,452
SINGAPORE — 2.0%
CapitaLand Ascendas REIT	105,654	203,393
CapitaLand Integrated Commercial Trust REIT	146,013	267,541
CapitaLand Investment Ltd.	57,105	109,932
DBS Group Holdings Ltd.	51,450	2,601,438
Grab Holdings Ltd. Class A (b)	56,748	213,940
Keppel Ltd.	35,500	300,259
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	81,789	$1,567,551
Sea Ltd. ADR (b)	9,390	899,844
Sembcorp Industries Ltd. (a)	22,300	109,478
Singapore Airlines Ltd.	37,400	222,067
Singapore Exchange Ltd.	21,200	394,678
Singapore Technologies Engineering Ltd.	38,900	312,475
Singapore Telecommunications Ltd.	183,000	623,936
STMicroelectronics NV	15,784	1,163,777
United Overseas Bank Ltd.	30,171	927,441
		9,917,750
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	4,582	188,590
SPAIN — 3.9%
Abertis Infraestructuras SA (b) (e)	132	—
Acciona SA (a)	601	190,471
ACS Actividades de Construccion y Servicios SA	4,376	643,897
Aena SME SA (c)	18,485	563,430
Amadeus IT Group SA (a)	11,154	651,391
Banco Bilbao Vizcaya Argentaria SA	140,585	3,515,184
Banco de Sabadell SA	122,108	432,639
Banco Santander SA	357,729	4,942,254
Bankinter SA	16,624	278,251
CaixaBank SA	87,728	1,242,208
Cellnex Telecom SA (b) (c)	11,636	347,885
EDP Renewables SA (a)	7,687	124,534
Endesa SA (a)	7,932	361,658
Iberdrola SA	151,914	3,793,243
Indra Sistemas SA	1,937	106,122
Industria de Diseno Textil SA	27,246	1,717,008
Mapfre SA	21,467	106,272
Redeia Corp. SA (a)	10,162	172,995
Telefonica SA (a)	90,871	365,287
		19,554,729
SWEDEN — 3.3%
AddTech AB Class B	6,522	230,066
Alfa Laval AB	7,049	420,253
Assa Abloy AB Class B	24,599	870,280
Atlas Copco AB Class A	62,897	1,274,753
Atlas Copco AB Class B	37,037	657,073
Beijer Ref AB Class B (a)	9,940	145,842
Boliden AB	6,924	391,195
Epiroc AB Class A	16,054	441,072
Epiroc AB Class B	9,824	228,188
EQT AB (a)	10,797	305,676
Essity AB Class B	14,945	423,574
Evolution AB (a) (b) (c)	3,160	217,194
Fastighets AB Balder Class B (a) (b)	17,587	93,985
H & M Hennes & Mauritz AB Class B (a)	11,734	202,111
Security Description	Shares	Value
Hexagon AB Class B	51,523	$426,530
Industrivarden AB Class A	2,638	148,143
Industrivarden AB Class C (a)	3,761	206,739
Indutrade AB (a)	6,529	135,192
Investment AB Latour Class B	3,632	72,241
Investor AB Class B	43,232	1,798,178
L E Lundbergforetagen AB Class B	1,867	107,740
Lifco AB Class B	5,731	187,951
Nibe Industrier AB Class B (a)	36,326	135,198
Saab AB Class B	7,803	405,382
Sagax AB Class B (a)	5,335	85,001
Sandvik AB	26,161	1,080,969
Securitas AB Class B	11,955	196,653
Skandinaviska Enskilda Banken AB Class A	37,281	743,066
Skanska AB Class B	8,290	222,023
SKF AB Class B	8,310	213,628
Svenska Cellulosa AB SCA Class B (a)	14,631	149,815
Svenska Handelsbanken AB Class A	34,003	501,008
Swedbank AB Class A	20,905	781,927
Swedish Orphan Biovitrum AB (b)	4,745	226,509
Tele2 AB Class B (a)	13,211	230,213
Telefonaktiebolaget LM Ericsson Class B	66,020	737,751
Telia Co. AB	58,579	285,748
Trelleborg AB Class B	5,004	208,678
Volvo AB Class A	5,017	171,170
Volvo AB Class B	34,196	1,164,229
		16,522,944
SWITZERLAND — 6.8%
ABB Ltd.	39,147	4,250,287
Avolta AG	2,300	153,970
Banque Cantonale Vaudoise (a)	702	103,040
Barry Callebaut AG	84	116,735
Belimo Holding AG	246	277,518
BKW AG	540	91,244
Chocoladefabriken Lindt & Spruengli AG (d)	23	268,022
Chocoladefabriken Lindt & Spruengli AG (d)	3	357,032
Cie Financiere Richemont SA Class A	13,428	3,105,428
DSM-Firmenich AG	4,134	392,292
EMS-Chemie Holding AG	171	146,908
Galderma Group AG	4,556	1,038,677
Geberit AG	832	556,764
Givaudan SA	229	970,904
Helvetia Baloise Holding AG	1,936	500,650
Julius Baer Group Ltd.	5,122	443,210
Kuehne & Nagel International AG	1,188	288,587
Logitech International SA	3,803	357,081
Lonza Group AG	1,725	1,167,179
Nestle SA	64,355	6,628,170
Partners Group Holding AG	533	437,554
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sandoz Group AG	10,243	$928,492
Schindler Holding AG (d)	991	329,248
Schindler Holding AG (d)	565	180,010
SGS SA	4,247	493,434
Sika AG	3,758	776,851
Sonova Holding AG	1,229	292,681
Straumann Holding AG	2,735	360,756
Swatch Group AG	1,184	57,611
Swatch Group AG Class BR, Bearer Shares (a)	463	113,418
Swiss Life Holding AG	706	778,600
Swiss Prime Site AG	1,955	319,673
Swisscom AG (a)	635	490,823
UBS Group AG	79,291	3,937,764
VAT Group AG (c)	658	576,061
Zurich Insurance Group AG	3,737	2,773,158
		34,059,832
UNITED KINGDOM — 11.6%
3i Group PLC	24,431	806,111
Admiral Group PLC	6,383	301,597
Associated British Foods PLC (a)	7,058	186,043
AstraZeneca PLC	37,771	7,068,546
Aviva PLC	75,383	650,538
BAE Systems PLC	73,554	1,800,196
Barclays PLC	341,171	2,293,981
British American Tobacco PLC	50,157	3,113,518
BT Group PLC	147,294	371,638
Bunzl PLC	8,149	284,454
Coca-Cola Europacific Partners PLC (d)	354	35,425
Coca-Cola Europacific Partners PLC (d)	4,681	469,887
Compass Group PLC	41,959	1,355,276
Diageo PLC	54,585	1,103,019
GSK PLC	100,389	2,639,509
Halma PLC	9,413	491,490
HSBC Holdings PLC	429,200	8,150,629
Imperial Brands PLC	18,464	683,481
Informa PLC	31,034	372,439
International Consolidated Airlines Group SA Class DI (a)	28,789	182,412
Intertek Group PLC	3,750	288,925
J Sainsbury PLC	41,873	177,732
Kingfisher PLC	41,725	156,835
Land Securities Group PLC REIT	17,676	152,728
Legal & General Group PLC	130,823	496,595
Lloyds Banking Group PLC	1,451,581	2,140,463
London Stock Exchange Group PLC	11,134	1,206,147
M&G PLC	55,753	248,782
Marks & Spencer Group PLC	49,682	245,298
Melrose Industries PLC	30,616	192,976
National Grid PLC	124,224	2,057,655
NatWest Group PLC	197,266	1,746,347
Next PLC	2,889	557,717
Pearson PLC	11,800	187,312
Security Description	Shares	Value
Reckitt Benckiser Group PLC	15,800	$1,029,863
RELX PLC (d)	25,987	816,062
RELX PLC (d)	18,928	596,842
Rentokil Initial PLC	61,347	347,349
Rolls-Royce Holdings PLC	209,783	4,022,262
Sage Group PLC	23,858	258,391
Schroders PLC	17,864	139,296
Segro PLC REIT	31,129	361,597
Severn Trent PLC	6,570	257,764
Smith & Nephew PLC	19,289	279,182
Smiths Group PLC	7,781	264,379
Spirax Group PLC	1,796	162,929
SSE PLC	29,822	964,199
Standard Chartered PLC	44,459	1,204,357
Standard Life PLC	17,052	188,527
Tesco PLC	157,804	960,725
Unilever PLC	54,574	3,279,418
United Utilities Group PLC	18,170	315,680
Verisure PLC (a) (b)	5,811	64,843
Vodafone Group PLC	460,991	609,402
Wise Group PLC Class A (b)	16,929	203,165
		58,541,933
UNITED STATES — 6.3%
Aegon Ltd.	30,657	260,703
Alcon AG	12,285	831,539
AP Moller - Maersk AS Class A	61	140,884
AP Moller - Maersk AS Class B	83	197,281
Buzzi SpA	1,799	92,124
Experian PLC	22,579	762,085
Ferrovial NV	11,845	812,273
Haleon PLC	218,465	1,008,182
Holcim AG	12,594	1,137,855
InterContinental Hotels Group PLC	3,574	615,621
Novartis AG	45,742	7,177,862
Qiagen NV	4,962	192,317
Roche Holding AG	17,548	7,239,787
Roche Holding AG Class BR, Bearer Shares	733	308,230
Sanofi SA	27,249	2,339,026
Schneider Electric SE	13,694	4,468,323
Spotify Technology SA (b)	3,662	1,681,334
Stellantis NV (a) (b)	49,663	282,507
Sunbelt Rentals Holdings, Inc.	10,156	740,836
Swiss Re AG	7,377	1,175,162
Tenaris SA	8,033	222,348
		31,686,279
TOTAL COMMON STOCKS (Cost $363,102,311)		499,475,122
RIGHTS — 0.0% *
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (b) (Cost $9,325)	4,376	9,191
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	246,155	$246,155
State Street Navigator Securities Lending Portfolio II (h) (i)	10,178,893	10,178,893
TOTAL SHORT-TERM INVESTMENTS (Cost $10,425,048)		10,425,048
TOTAL INVESTMENTS — 101.4% (Cost $373,536,684)		509,909,361
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(7,199,932)
NET ASSETS — 100.0%		$502,709,429

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.9% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$499,418,152	$56,970	$0 (a)	$499,475,122
Rights	9,191	—	—	9,191
Short-Term Investments	10,425,048	—	—	10,425,048
TOTAL INVESTMENTS	$509,852,391	$56,970	$0	$509,909,361

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	456,696	$456,696	$18,302,586	$18,513,127	$—	$—	246,155	$246,155	$13,179
State Street Navigator Securities Lending Portfolio II	11,344,922	11,344,922	89,160,651	90,326,680	—	—	10,178,893	10,178,893	49,312
Total		$11,801,618	$107,463,237	$108,839,807	$—	$—		$10,425,048	$62,491
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 0.3%
Anglogold Ashanti PLC	7,730	$626,243
BRAZIL — 3.3%
Ambev SA	66,326	208,744
Axia Energia SA	19,649	206,438
B3 SA - Brasil Bolsa Balcao	78,961	221,660
Banco Bradesco SA	24,928	75,950
Banco Bradesco SA Preference Shares	80,943	283,053
Banco BTG Pactual SA	18,422	192,515
Banco do Brasil SA	26,909	103,509
BB Seguridade Participacoes SA	10,936	82,760
Caixa Seguridade Participacoes SA	9,342	35,574
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	38,710	221,672
Cia Energetica de Minas Gerais Preference Shares	28,328	59,492
Cia Paranaense de Energia - Copel	29,126	84,520
CPFL Energia SA	3,541	30,635
Embraer SA	11,042	174,613
Energisa SA	4,211	39,051
Engie Brasil Energia SA	4,559	30,678
Equatorial SA	18,515	139,293
Gerdau SA Preference Shares	20,972	84,197
Itau Unibanco Holding SA	7,700	65,858
Itau Unibanco Holding SA Preference Shares	82,773	674,536
Itausa SA Preference Shares	92,153	238,219
Klabin SA	13,086	42,323
Localiza Rent a Car SA	14,397	115,544
MBRF Global Foods Co. SA	7,933	27,634
Motiva Infraestrutura de Mobilidade SA	15,724	44,414
NU Holdings Ltd. Class A (a)	55,768	745,061
Porto Seguro SA	2,948	30,141
Raia Drogasil SA	20,511	66,614
Rede D'Or Sao Luiz SA (b)	12,465	83,590
Rumo SA	20,296	52,662
StoneCo Ltd. Class A	2,917	31,620
Suzano SA	10,596	81,375
Telefonica Brasil SA	12,691	83,243
TIM SA	13,305	56,218
Ultrapar Participacoes SA	11,334	57,065
Vale SA	54,310	817,176
Vibra Energia SA	16,835	97,219
WEG SA	22,513	204,037
XP, Inc. Class A	6,762	109,950
		5,998,853
CHILE — 0.5%
Banco de Chile	710,612	139,102
Banco de Credito e Inversiones SA	1,365	89,662
Security Description	Shares	Value
Banco Santander Chile	1,031,056	$84,422
Cencosud SA	19,961	46,109
Empresas Copec SA	6,098	38,032
Enel Chile SA	432,492	37,992
Falabella SA	9,708	60,600
Latam Airlines Group SA	5,273,398	153,325
Plaza SA	11,511	47,437
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,182	161,977
		858,658
CHINA — 18.7%
360 Security Technology, Inc. Class A	6,700	8,577
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,700	4,726
3SBio, Inc. (b)	30,000	64,613
AAC Technologies Holdings, Inc.	14,500	78,953
Accelink Technologies Co. Ltd. Class A (a)	1,000	37,852
ACM Research Shanghai, Inc. Class A	287	18,265
Advanced Micro-Fabrication Equipment, Inc. China Class A	984	67,915
AECC Aviation Power Co. Ltd. Class A	2,152	12,155
Agricultural Bank of China Ltd. Class A	77,300	69,124
Agricultural Bank of China Ltd. Class H	419,000	285,316
Aier Eye Hospital Group Co. Ltd. Class A	6,980	8,494
Air China Ltd. Class A (a)	10,700	9,537
Airtac International Group	2,092	87,669
Akeso, Inc. (a) (b) (c)	10,000	112,279
Alibaba Group Holding Ltd.	239,000	2,829,764
Alibaba Group Holding Ltd. ADR	2,158	207,125
Alibaba Health Information Technology Ltd. (a) (c)	82,000	32,206
Anhui Conch Cement Co. Ltd. Class A	3,600	8,989
Anhui Conch Cement Co. Ltd. Class H (c)	18,500	39,562
Anhui Gujing Distillery Co. Ltd. Class A	274	3,221
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	2,400	9,133
Anker Innovations Technology Co. Ltd. Class A	400	6,158
ANTA Sports Products Ltd.	19,695	178,439
Avary Holding Shenzhen Co. Ltd. Class A	2,500	38,811
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	4,200	3,013
Baidu, Inc. Class A (a)	31,962	446,699
Bank of Beijing Co. Ltd. Class A	20,000	14,437
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bank of Changsha Co. Ltd. Class A	7,700	$9,880
Bank of Chengdu Co. Ltd. Class A	3,500	9,126
Bank of China Ltd. Class A	32,662	27,523
Bank of China Ltd. Class H	1,023,509	651,272
Bank of Communications Co. Ltd. Class A	50,400	47,742
Bank of Communications Co. Ltd. Class H	137,000	117,747
Bank of Hangzhou Co. Ltd. Class A	5,178	11,023
Bank of Jiangsu Co. Ltd. Class A	17,200	27,315
Bank of Nanjing Co. Ltd. Class A	10,000	14,570
Bank of Ningbo Co. Ltd. Class A	6,400	27,993
Bank of Shanghai Co. Ltd. Class A	13,400	17,135
Beijing Compass Technology Development Co. Ltd. Class A	1,200	16,206
Beijing Enlight Media Co. Ltd. Class A	3,000	4,901
Beijing Kingsoft Office Software, Inc. Class A	267	8,380
Beijing New Building Materials PLC Class A	1,304	3,475
Beijing Tong Ren Tang Co. Ltd. Class A	1,022	3,479
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	700	2,781
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	45,200	30,164
Bilibili, Inc. Class Z (a) (c)	3,555	59,703
Biwin Storage Technology Co. Ltd. Class A	432	31,485
Bluefocus Intelligent Communications Group Co. Ltd. Class A	7,500	15,203
BOC Aviation Ltd. (b)	3,300	34,191
BOE Technology Group Co. Ltd. Class A	34,500	44,116
Bosideng International Holdings Ltd.	70,000	38,204
BYD Co. Ltd. Class A	5,000	58,707
BYD Co. Ltd. Class H	56,006	517,420
BYD Electronic International Co. Ltd. (c)	13,500	36,014
C&D International Investment Group Ltd. (c)	13,733	23,641
Caitong Securities Co. Ltd. Class A	3,910	4,983
Cambricon Technologies Corp. Ltd. Class A	577	135,626
Canmax Technologies Co. Ltd. Class A (a)	800	11,021
CGN Power Co. Ltd. Class H (b)	167,000	57,072
Changchun High-Tech Industry Group Co. Ltd. Class A	274	2,688
Changjiang Securities Co. Ltd. Class A	4,896	7,032
Security Description	Shares	Value
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	500	$6,675
Chaozhou Three-Circle Group Co. Ltd. Class A	1,800	44,257
Chifeng Jilong Gold Mining Group Ltd. Class A	3,200	12,408
China CITIC Bank Corp. Ltd. Class A	18,300	18,683
China CITIC Bank Corp. Ltd. Class H	130,000	110,239
China Construction Bank Corp. Class A	19,244	27,301
China Construction Bank Corp. Class H	1,288,340	1,325,789
China CSSC Holdings Ltd. Class A (a)	9,200	45,797
China Eastern Airlines Corp. Ltd. Class A (a)	16,300	9,149
China Energy Engineering Corp. Ltd. Class A	30,500	11,997
China Everbright Bank Co. Ltd. Class A	43,000	18,307
China Feihe Ltd. (b) (c)	60,000	21,423
China Galaxy Securities Co. Ltd. Class A	6,800	12,592
China Galaxy Securities Co. Ltd. Class H	54,000	50,681
China Gold International Resources Corp. Ltd.	3,300	51,549
China Greatwall Technology Group Co. Ltd. Class A (a)	2,500	7,016
China Hongqiao Group Ltd.	49,500	126,621
China International Capital Corp. Ltd. Class A	2,900	15,444
China International Capital Corp. Ltd. Class H (b)	25,600	68,553
China Jushi Co. Ltd. Class A	3,800	40,799
China Life Insurance Co. Ltd. Class A	2,152	11,207
China Life Insurance Co. Ltd. Class H	113,000	384,157
China Longyuan Power Group Corp. Ltd. Class H	37,000	23,591
China Mengniu Dairy Co. Ltd.	44,000	90,277
China Merchants Bank Co. Ltd. Class A	19,700	103,027
China Merchants Bank Co. Ltd. Class H	60,500	346,550
China Merchants Energy Shipping Co. Ltd. Class A	7,400	19,154
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,800	7,827
China Merchants Port Holdings Co. Ltd.	21,989	34,601
China Merchants Securities Co. Ltd. Class A	6,892	21,423
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,196	$7,764
China Minsheng Banking Corp. Ltd. Class A	33,500	15,891
China Minsheng Banking Corp. Ltd. Class H	103,300	41,362
China National Building Material Co. Ltd. Class H	56,554	38,510
China National Chemical Engineering Co. Ltd. Class A	6,000	6,497
China National Nuclear Power Co. Ltd. Class A	17,600	23,413
China National Software & Service Co. Ltd. Class A (a)	600	2,486
China Nonferrous Mining Corp. Ltd.	25,000	35,864
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,400	24,067
China Oilfield Services Ltd. Class H	20,000	15,940
China Overseas Land & Investment Ltd.	56,000	86,120
China Pacific Insurance Group Co. Ltd. Class A	6,500	27,310
China Pacific Insurance Group Co. Ltd. Class H	40,400	138,478
China Railway Group Ltd. Class A	18,870	11,592
China Railway Group Ltd. Class H (c)	66,000	27,857
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	2,000	16,349
China Resources Beer Holdings Co. Ltd.	25,000	67,839
China Resources Gas Group Ltd.	14,200	26,546
China Resources Land Ltd.	43,500	166,411
China Resources Microelectronics Ltd. Class A	1,048	15,061
China Resources Mixc Lifestyle Services Ltd. (b)	12,400	57,999
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,368	4,532
China Ruyi Holdings Ltd. (a) (c)	228,000	43,320
China Southern Airlines Co. Ltd. Class A (a)	10,400	7,936
China State Construction Engineering Corp. Ltd. Class A	38,400	24,552
China Taiping Insurance Holdings Co. Ltd.	21,830	50,162
China Three Gorges Renewables Group Co. Ltd. Class A	27,000	14,757
China Tourism Group Duty Free Corp. Ltd. Class A	1,000	7,912
China Tower Corp. Ltd. Class H (b)	67,600	75,944
China Tungsten & Hightech Materials Co. Ltd. Class A (a)	2,100	29,613
China United Network Communications Ltd. Class A	29,446	17,352
Security Description	Shares	Value
China Vanke Co. Ltd. Class A (a)	8,400	$3,663
China XD Electric Co. Ltd. Class A	3,600	7,913
China Yangtze Power Co. Ltd. Class A	23,200	90,469
China Zheshang Bank Co. Ltd. Class A	20,300	7,865
Chongqing Changan Automobile Co. Ltd. Class A	7,640	8,070
Chongqing Rural Commercial Bank Co. Ltd. Class A	9,200	8,281
Chongqing Rural Commercial Bank Co. Ltd. Class H	35,000	25,797
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	2,500	4,305
Chow Tai Fook Jewellery Group Ltd. (c)	33,200	46,146
Citic Pacific Special Steel Group Co. Ltd. Class A	6,700	12,456
CITIC Securities Co. Ltd. Class A	11,200	47,404
CITIC Securities Co. Ltd. Class H	26,750	92,987
CMOC Group Ltd. Class A	16,128	41,698
CMOC Group Ltd. Class H	57,000	110,336
CNPC Capital Co. Ltd. Class A	7,600	7,378
Contemporary Amperex Technology Co. Ltd. Class A	4,080	236,223
Contemporary Amperex Technology Co. Ltd. Class H (c)	2,700	241,697
COSCO Shipping Energy Transportation Co. Ltd. Class A	3,300	8,722
COSCO Shipping Energy Transportation Co. Ltd. Class H (c)	18,000	31,744
COSCO Shipping Holdings Co. Ltd. Class A	11,200	21,879
COSCO Shipping Holdings Co. Ltd. Class H (c)	37,850	62,793
CRRC Corp. Ltd. Class A	22,300	17,083
CRRC Corp. Ltd. Class H	68,000	38,934
CSC Financial Co. Ltd. Class A	3,900	16,702
CSPC Innovation Pharmaceutical Co. Ltd. Class A (a)	2,600	10,430
CSPC Pharmaceutical Group Ltd.	130,640	116,113
Daqin Railway Co. Ltd. Class A	17,100	11,613
Dongfang Electric Corp. Ltd. Class A	2,000	8,477
Dosilicon Co. Ltd. Class A (a)	406	12,184
East Money Information Co. Ltd. Class A	14,416	43,282
Eastroc Beverage Group Co. Ltd. Class A	390	7,092
Empyrean Technology Co. Ltd. Class A	300	5,278
ENN Energy Holdings Ltd.	12,600	65,008
ENN Natural Gas Co. Ltd. Class A	2,700	6,285
Eoptolink Technology, Inc. Ltd. Class A	1,400	125,191
Eve Energy Co. Ltd. Class A	1,900	18,202
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Everbright Securities Co. Ltd. Class A	3,600	$7,653
Far East Horizon Ltd.	31,000	21,149
Fiberhome Telecommunication Technologies Co. Ltd. Class A (a)	1,200	13,011
Focus Media Information Technology Co. Ltd. Class A	13,600	9,697
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,888	18,993
Founder Securities Co. Ltd. Class A	7,700	8,167
Foxconn Industrial Internet Co. Ltd. Class A	9,700	103,102
Fuyao Glass Industry Group Co. Ltd. Class A	1,596	11,859
Fuyao Glass Industry Group Co. Ltd. Class H (b)	11,200	73,124
Ganfeng Lithium Group Co. Ltd. Class A	1,232	11,870
Ganfeng Lithium Group Co. Ltd. Class H (b)	7,800	50,030
GCL Technology Holdings Ltd. (a) (c)	337,000	29,652
GDS Holdings Ltd. Class A (a) (c)	16,500	59,418
Geely Automobile Holdings Ltd.	100,000	214,995
Genscript Biotech Corp. (a)	22,000	34,310
GF Securities Co. Ltd. Class A	5,178	17,850
GF Securities Co. Ltd. Class H	19,400	42,031
Giant Biogene Holding Co. Ltd. (b) (c)	6,800	22,979
Giant Network Group Co. Ltd. Class A	2,500	10,150
GigaDevice Semiconductor, Inc. Class A	600	72,039
GoerTek, Inc. Class A	2,808	9,320
Goldwind Science & Technology Co. Ltd. Class A	2,739	9,644
Gotion High-tech Co. Ltd. Class A	1,596	6,468
Great Wall Motor Co. Ltd. Class H	35,713	40,121
Gree Electric Appliances, Inc. of Zhuhai Class A	2,900	16,021
Guangdong Haid Group Co. Ltd. Class A	1,304	8,570
Guangdong Investment Ltd.	52,801	52,249
Guangzhou Automobile Group Co. Ltd. Class A (a)	4,322	3,234
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,000	7,577
Guosen Securities Co. Ltd. Class A	5,552	8,171
Guotai Haitong Securities Co. Ltd.	12,324	33,043
Guotai Haitong Securities Co. Ltd. Class H (b)	34,800	65,899
H World Group Ltd. ADR	3,124	130,333
Haidilao International Holding Ltd. (b) (c)	28,000	37,919
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class A	5,400	$16,237
Haier Smart Home Co. Ltd. Class H	38,800	98,855
Hainan Airlines Holding Co. Ltd. Class A (a)	40,400	8,035
Hainan Airport Infrastructure Co. Ltd. Class A	10,300	4,158
Haitian International Holdings Ltd.	7,000	16,737
Hangzhou Chang Chuan Technology Co. Ltd. Class A	1,000	50,298
Hangzhou First Applied Material Co. Ltd. Class A	2,696	6,669
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,304	10,500
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	200	1,414
Hansoh Pharmaceutical Group Co. Ltd. (b)	22,000	83,096
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,800	9,240
Hengan International Group Co. Ltd.	12,000	33,267
Hengli Petrochemical Co. Ltd. Class A	7,266	18,957
Hengtong Optic-electric Co. Ltd. Class A	1,870	30,122
Hesai Group (a)	1,800	29,747
Hgtech Co. Ltd. Class A	900	24,477
Hithink RoyalFlush Information Network Co. Ltd. Class A	720	25,563
Horizon Robotics (a) (c)	76,800	39,957
Hoshine Silicon Industry Co. Ltd. Class A	500	3,555
Hua Hong Grace Semiconductor Ltd. Class A (a)	374	18,529
Hua Hong Grace Semiconductor Ltd. Class H (a) (b)	11,000	301,860
Huadong Medicine Co. Ltd. Class A	1,596	6,612
Huaneng Power International, Inc. Class A	8,196	9,164
Huaneng Power International, Inc. Class H (c)	66,000	46,121
Huaqin Co. Ltd. Class A	700	7,659
Huatai Securities Co. Ltd. Class A	6,300	19,138
Huatai Securities Co. Ltd. Class H (b) (c)	20,200	43,017
Huaxia Bank Co. Ltd. Class A	12,800	12,049
Huayu Automotive Systems Co. Ltd. Class A	2,500	5,716
Hubei Feilihua Quartz Glass Co. Ltd. Class A (a)	500	9,850
Huizhou Desay Sv Automotive Co. Ltd. Class A	400	4,803
Hunan Valin Steel Co. Ltd. Class A	14,440	7,382
Hundsun Technologies, Inc. Class A	1,596	4,982
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hwatsing Technology Co. Ltd. Class A	602	$28,573
Hygon Information Technology Co. Ltd. Class A	2,336	127,434
IEIT Systems Co. Ltd. Class A	1,300	13,406
Iflytek Co. Ltd. Class A	1,778	10,697
Imeik Technology Development Co. Ltd. Class A	200	2,569
Industrial & Commercial Bank of China Ltd. Class A	57,100	59,472
Industrial & Commercial Bank of China Ltd. Class H	996,857	817,362
Industrial Bank Co. Ltd. Class A	18,000	43,913
Industrial Securities Co. Ltd. Class A	7,500	6,674
Ingenic Semiconductor Co. Ltd. Class A	400	14,667
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	42,198	13,863
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (a)	7,530	4,948
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	2,400	11,654
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,200	21,884
Innovent Biologics, Inc. (a) (b)	22,500	228,384
Isoftstone Information Technology Group Co. Ltd. Class A	600	3,752
J&T Global Express Ltd. (a)	36,000	38,378
JA Solar Technology Co. Ltd. Class A (a)	2,676	3,193
JCET Group Co. Ltd. Class A	1,596	24,347
JD Health International, Inc. (a) (b)	17,300	72,447
JD Logistics, Inc. (a) (b)	31,100	46,598
JD.com, Inc. Class A	35,434	448,457
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	6,400	10,796
Jiangsu Hengli Hydraulic Co. Ltd. Class A	900	14,261
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,192	47,471
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,000	5,620
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,800	25,030
Jiangxi Copper Co. Ltd. Class A	1,600	10,206
Jiangxi Copper Co. Ltd. Class H	19,000	74,914
Jinduicheng Molybdenum Co. Ltd. Class A	2,700	11,181
Jinko Solar Co. Ltd. Class A (a)	9,388	6,569
Kanzhun Ltd. ADR	5,209	67,040
KE Holdings, Inc. Class A	31,445	150,608
Kingdee International Software Group Co. Ltd. (a)	42,000	31,706
Kingsoft Corp. Ltd.	14,400	40,728
Kuaishou Technology (b)	39,200	207,946
Security Description	Shares	Value
Kuang-Chi Technologies Co. Ltd. Class A	2,400	$10,720
Kunlun Tech Co. Ltd. Class A (a)	800	4,757
Kweichow Moutai Co. Ltd. Class A	1,200	209,574
LB Group Co. Ltd. Class A	1,870	4,540
Lenovo Group Ltd.	113,880	334,290
Lens Technology Co. Ltd. Class A	4,300	33,992
Li Auto, Inc. Class A (a)	19,604	115,193
Li Ning Co. Ltd.	35,000	65,697
Lingyi iTech Guangdong Co. Class A	6,600	16,860
Longfor Group Holdings Ltd. (b) (c)	33,378	25,453
LONGi Green Energy Technology Co. Ltd. Class A (a)	6,964	13,460
Loongson Technology Corp. Ltd. Class A (a)	385	8,773
Luxshare Precision Industry Co. Ltd. Class A	6,827	70,804
Luzhou Laojiao Co. Ltd. Class A	1,200	13,704
Mango Excellent Media Co. Ltd. Class A	1,000	2,155
Maxscend Microelectronics Co. Ltd. Class A (a)	288	4,649
Meituan Class B (a) (b)	77,059	673,107
Metallurgical Corp. of China Ltd. Class A	16,800	6,039
Midea Group Co. Ltd. Class A	2,808	31,245
Midea Group Co. Ltd. Class H (c)	6,400	67,411
MINISO Group Holding Ltd.	8,200	24,656
MMG Ltd. (a) (c)	76,000	67,258
Montage Technology Co. Ltd. Class A	903	41,226
Muyuan Foods Group Co. Ltd. Class A	4,784	24,660
NARI Technology Co. Ltd. Class A	7,390	24,876
National Silicon Industry Group Co. Ltd. Class A (a)	2,167	12,734
NAURA Technology Group Co. Ltd. Class A	769	100,210
NetEase, Inc.	26,830	692,471
New China Life Insurance Co. Ltd. Class A	1,600	14,062
New China Life Insurance Co. Ltd. Class H	14,300	83,918
New Hope Liuhe Co. Ltd. Class A	4,048	3,739
New Oriental Education & Technology Group, Inc.	20,100	91,964
Nexchip Semiconductor Corp. Class A (a)	2,824	24,558
Ningbo Deye Technology Corp. Class A	784	12,264
Ningbo Orient Wires & Cables Co. Ltd. Class A	360	2,201
Ningbo Sanxing Medical Electric Co. Ltd. Class A	900	1,981
Ningbo Tuopu Group Co. Ltd. Class A	2,400	19,948
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ningxia Baofeng Energy Group Co. Ltd. Class A	6,900	$20,665
NIO, Inc. Class A (a)	26,542	131,118
Nongfu Spring Co. Ltd. Class H (b)	27,000	136,411
OmniVision Integrated Circuits Group, Inc.	720	10,061
Orient Securities Co. Ltd. Class A	6,892	9,585
PDD Holdings, Inc. ADR (a)	8,726	665,619
People's Insurance Co. Group of China Ltd. Class A	9,300	9,262
People's Insurance Co. Group of China Ltd. Class H	133,000	79,542
Pharmaron Beijing Co. Ltd. Class A	750	3,196
PICC Property & Casualty Co. Ltd. Class H	106,000	193,562
Ping An Bank Co. Ltd. Class A	17,092	25,306
Ping An Insurance Group Co. of China Ltd. Class A	9,610	67,587
Ping An Insurance Group Co. of China Ltd. Class H	100,500	654,233
Piotech, Inc. Class A	336	41,183
Poly Developments & Holdings Group Co. Ltd. Class A	11,040	7,530
Pony AI, Inc. Class A (a)	3,000	20,887
Pop Mart International Group Ltd. (b) (c)	8,200	161,761
Postal Savings Bank of China Co. Ltd. Class A	27,300	19,827
Postal Savings Bank of China Co. Ltd. Class H (b)	138,000	80,420
Power Construction Corp. of China Ltd. Class A	15,754	10,908
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	4,700	20,903
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,200	26,923
Raytron Technology Co. Ltd. Class A	426	9,708
Remegen Co. Ltd. Class H (a) (b)	3,500	33,161
Rockchip Electronics Co. Ltd. Class A	200	5,550
Rongsheng Petrochemical Co. Ltd. Class A	9,000	14,253
SAIC Motor Corp. Ltd. Class A	7,200	10,352
Sailun Group Co. Ltd. Class A	3,100	5,266
Sanan Optoelectronics Co. Ltd. Class A	3,322	10,385
Sany Heavy Industry Co. Ltd. Class A	7,730	19,678
Satellite Chemical Co. Ltd. Class A	3,200	11,074
SDIC Capital Co. Ltd. Class A	5,544	5,350
SDIC Power Holdings Co. Ltd. Class A	6,900	13,530
SenseTime Group, Inc. Class B (a) (b) (c)	429,000	73,305
Seres Group Co. Ltd. Class A	2,400	21,656
Security Description	Shares	Value
SF Holding Co. Ltd. Class A	4,200	$19,342
SG Micro Corp. Class A	390	8,244
Shandong Gold Mining Co. Ltd. Class A	3,400	11,565
Shandong Gold Mining Co. Ltd. Class H (b)	16,500	35,137
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	725	4,977
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	2,800	6,093
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,688	5,948
Shandong Nanshan Aluminum Co. Ltd. Class A	10,700	6,289
Shandong Sun Paper Industry JSC Ltd. Class A	5,270	9,697
Shanghai Baosight Software Co. Ltd. Class A	2,411	5,907
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	497	7,812
Shanghai Electric Group Co. Ltd. Class A (a)	8,800	9,075
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,600	5,296
Shanghai International Airport Co. Ltd. Class A	800	2,722
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,152	4,882
Shanghai Pudong Development Bank Co. Ltd. Class A	27,400	34,755
Shanghai Putailai New Energy Technology Group Co. Ltd.	2,000	8,524
Shanghai RAAS Blood Products Co. Ltd. Class A	5,736	3,667
Shanghai Rural Commercial Bank Co. Ltd. Class A	9,400	10,372
Shanghai United Imaging Healthcare Co. Ltd. Class A	477	7,114
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,300	7,134
Shanjin International Gold Co. Ltd. Class A	2,100	5,259
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	13,534
Sharetronic Data Technology Co. Ltd. Class A	700	35,052
Shengyi Electronics Co. Ltd. Class A	637	12,425
Shengyi Technology Co. Ltd. Class A	2,600	66,417
Shennan Circuits Co. Ltd. Class A	590	39,800
Shenwan Hongyuan Group Co. Ltd. Class A	21,000	13,612
Shenzhen Envicool Technology Co. Ltd. Class A	1,690	19,808
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shenzhen Inovance Technology Co. Ltd. Class A	900	$8,794
Shenzhen Kedali Industry Co. Ltd. Class A	600	16,732
Shenzhen Kinwong Electronic Co. Ltd. Class A	900	9,601
Shenzhen Longsys Electronics Co. Ltd. Class A	500	51,841
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	16,008
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	500	3,094
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,700	7,987
Shenzhen Sunway Communication Co. Ltd. Class A	1,300	22,838
Shenzhen Techwinsemi Technology Co. Ltd. Class A	200	27,781
Shenzhen Transsion Holdings Co. Ltd. Class A	895	7,773
Shenzhou International Group Holdings Ltd.	13,143	65,966
Sichuan Biokin Pharmaceutical Co. Ltd. Class A (a)	505	21,875
Sichuan Changhong Electric Co. Ltd. Class A	4,096	4,212
Sichuan Chuantou Energy Co. Ltd. Class A	4,330	9,039
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,304	7,400
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a)	900	50,061
Sichuan Road & Bridge Group Co. Ltd. Class A	5,800	6,682
Sino Biopharmaceutical Ltd.	164,250	92,366
Sinoma Science & Technology Co. Ltd. Class A	2,200	29,169
Sinopharm Group Co. Ltd. Class H	17,600	35,707
Sinotruk Hong Kong Ltd.	12,500	61,432
Smoore International Holdings Ltd. (b) (c)	30,000	26,855
SooChow Securities Co. Ltd. Class A	3,012	3,514
Spring Airlines Co. Ltd. Class A	748	5,023
Sungrow Power Supply Co. Ltd. Class A	2,140	50,133
Sunny Optical Technology Group Co. Ltd.	10,900	84,786
Sunwoda Electronic Co. Ltd. Class A	1,000	2,798
SUPCON Technology Co. Ltd. Class A	1,372	23,749
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	1,704	65,858
Security Description	Shares	Value
Suzhou Maxwell Technologies Co. Ltd. Class A	300	$12,483
Suzhou TFC Optical Communication Co. Ltd. Class A	1,148	51,190
TAL Education Group ADR (a)	6,391	61,162
TCL Technology Group Corp. Class A	17,466	14,975
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	3,600	6,375
Tencent Holdings Ltd.	94,295	5,168,035
Tencent Music Entertainment Group ADR	8,819	73,639
Tianfeng Securities Co. Ltd. Class A (a)	7,300	3,624
Tianqi Lithium Corp. Class A (a)	1,000	9,034
Tianshan Aluminum Group Co. Ltd. Class A	3,900	6,165
Tianshui Huatian Technology Co. Ltd. Class A	6,200	20,377
Tingyi Cayman Islands Holding Corp. (c)	34,000	42,402
Tongcheng Travel Holdings Ltd.	17,600	26,909
TongFu Microelectronics Co. Ltd. Class A	1,000	11,177
Tongling Nonferrous Metals Group Co. Ltd. Class A	11,596	10,865
Tongwei Co. Ltd. Class A (a)	2,800	4,995
Trina Solar Co. Ltd. Class A (a)	1,392	2,896
Trip.com Group Ltd. (a)	8,990	357,213
Tsingtao Brewery Co. Ltd. Class A (a)	500	3,847
Tsingtao Brewery Co. Ltd. Class H	10,000	54,884
UBTech Robotics Corp. Ltd. Class H (a) (c)	2,900	38,016
Unigroup Guoxin Microelectronics Co. Ltd. Class A	548	7,165
Unisplendour Corp. Ltd. Class A	2,344	9,966
United Nova Technology Co. Ltd. Class A (a)	7,698	12,032
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,800	8,592
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	477	26,080
Victory Giant Technology Huizhou Co. Ltd. Class A	900	45,932
Vipshop Holdings Ltd. ADR	4,234	56,143
Wanhua Chemical Group Co. Ltd. Class A	2,400	24,187
Want Want China Holdings Ltd.	72,000	31,124
Weichai Power Co. Ltd. Class A	5,900	23,685
Weichai Power Co. Ltd. Class H	31,000	134,799
Wens Foodstuff Group Co. Ltd. Class A	6,400	11,616
Western Mining Co. Ltd. Class A	4,614	18,448
Wolong Electric Group Co. Ltd. Class A	1,400	6,827
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Wuhan Guide Infrared Co. Ltd. Class A (a)	8,600	$16,800
Wuliangye Yibin Co. Ltd. Class A	3,542	38,613
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,200	49,523
WuXi AppTec Co. Ltd. Class A	2,672	49,012
WuXi AppTec Co. Ltd. Class H (b)	6,280	123,085
Wuxi Biologics Cayman, Inc. (a) (b)	53,000	233,842
WuXi XDC Cayman, Inc. (a) (c)	5,500	40,012
XCMG Construction Machinery Co. Ltd. Class A	10,848	12,929
Xiamen Tungsten Co. Ltd. Class A	2,600	32,634
Xiaomi Corp. Class B (a) (b)	262,400	724,088
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	1,413	3,628
Xinyi Solar Holdings Ltd. (c)	77,968	20,481
XPeng, Inc. Class A (a)	19,690	127,173
XtalPi Holdings Ltd. (a) (c)	26,000	25,363
Yadea Group Holdings Ltd. (b)	13,130	14,918
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	300	24,126
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	6,500	211,692
Yealink Network Technology Corp. Ltd. Class A	800	3,986
Yonghui Superstores Co. Ltd. Class A (a)	14,600	6,108
Yonyou Network Technology Co. Ltd. Class A (a)	2,800	3,787
YTO Express Group Co. Ltd. Class A	3,300	7,657
Yum China Holdings, Inc.	5,287	215,470
Yunnan Aluminium Co. Ltd. Class A	2,808	9,159
Yunnan Baiyao Group Co. Ltd. Class A	1,000	6,978
Yunnan Energy New Material Group Co. Ltd. Class A (a)	1,300	12,814
Yunnan Tin Co. Ltd. Class A	1,500	9,434
Yutong Bus Co. Ltd. Class A	1,700	6,714
Zangge Mining Co. Ltd. Class A	1,000	10,212
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	6,440
Zhaojin Mining Industry Co. Ltd. Class H	28,000	58,520
Zhejiang Century Huatong Group Co. Ltd. Class A	6,800	14,125
Zhejiang China Commodities City Group Co. Ltd. Class A	4,996	7,478
Zhejiang Chint Electrics Co. Ltd. Class A	1,688	6,234
Zhejiang Dahua Technology Co. Ltd. Class A	2,618	6,360
Zhejiang Huayou Cobalt Co. Ltd. Class A	2,450	17,419
Security Description	Shares	Value
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	900	$8,008
Zhejiang Juhua Co. Ltd. Class A	2,800	21,866
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b) (c)	7,500	32,976
Zhejiang NHU Co. Ltd. Class A	3,056	12,795
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,596	10,305
Zheshang Securities Co. Ltd. Class A	3,500	4,898
Zhongji Innolight Co. Ltd. Class A	1,020	190,837
Zhongjin Gold Corp. Ltd. Class A	4,330	11,514
Zhongtai Securities Co. Ltd. Class A (a)	6,400	5,016
Zhuzhou CRRC Times Electric Co. Ltd. Class A	503	5,088
Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,600	38,824
Zijin Mining Group Co. Ltd. Class A	18,870	69,887
Zijin Mining Group Co. Ltd. Class H	92,000	321,447
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,200	6,366
ZTE Corp. Class A (a)	3,800	20,260
ZTE Corp. Class H (c)	12,800	37,280
ZTO Express Cayman, Inc.	5,836	127,704
		33,925,425
COLOMBIA — 0.1%
Grupo Cibest SA	3,984	90,125
Interconexion Electrica SA ESP	6,922	59,222
		149,347
CZECH REPUBLIC — 0.1%
Komercni Banka AS	1,189	54,476
Moneta Money Bank AS (b)	3,994	35,037
		89,513
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	39,240	101,710
Eastern Co. SAE	21,107	16,091
Talaat Moustafa Group	12,905	24,789
		142,590
GREECE — 0.5%
Allwyn AG	2,892	46,025
Alpha Bank SA	24,806	112,053
Eurobank SA	39,097	186,174
GEK Terna SA	910	45,778
Hellenic Telecommunications Organization SA	2,582	57,357
Jumbo SA	1,806	46,334
National Bank of Greece SA	12,601	217,326
Piraeus Bank SA (a)	16,616	172,645
		883,692
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
HONG KONG — 0.2%
Kingboard Laminates Holdings Ltd.	15,500	$195,973
Orient Overseas International Ltd. (c)	2,000	31,114
Zijin Gold International Co. Ltd.	5,300	59,812
		286,899
HUNGARY — 0.3%
OTP Bank Nyrt	3,276	483,539
Richter Gedeon Nyrt	2,183	84,497
		568,036
INDIA — 10.3%
ABB India Ltd.	825	61,279
Adani Ports & Special Economic Zone Ltd.	8,444	161,478
Alkem Laboratories Ltd.	645	37,954
Ambuja Cements Ltd.	9,629	42,912
APL Apollo Tubes Ltd.	2,821	53,306
Apollo Hospitals Enterprise Ltd.	1,571	144,090
Ashok Leyland Ltd.	45,905	76,477
Asian Paints Ltd.	5,873	163,529
Astral Ltd.	2,102	29,658
AU Small Finance Bank Ltd. (b)	8,475	92,849
Aurobindo Pharma Ltd.	4,086	68,146
Avenue Supermarts Ltd. (a) (b)	2,545	117,780
Axis Bank Ltd.	35,206	500,500
Bajaj Auto Ltd.	1,050	107,775
Bajaj Finance Ltd.	38,097	404,378
Bajaj Finserv Ltd.	5,991	112,670
Bajaj Holdings & Investment Ltd.	415	46,485
Balkrishna Industries Ltd.	1,202	27,687
Bank of Baroda	16,170	46,533
Bharat Electronics Ltd.	55,915	243,251
Bharat Forge Ltd.	3,997	90,535
Bharat Heavy Electricals Ltd.	18,654	81,605
Bharti Airtel Ltd.	41,968	821,105
Bosch Ltd.	111	46,788
Britannia Industries Ltd.	1,696	92,210
BSE Ltd. (a)	3,111	127,045
Canara Bank	28,362	37,609
CG Power & Industrial Solutions Ltd.	9,561	96,172
Cholamandalam Investment & Finance Co. Ltd.	6,572	124,263
Cipla Ltd.	7,906	122,392
Colgate-Palmolive India Ltd.	2,121	44,767
Coromandel International Ltd.	1,819	38,529
Cummins India Ltd.	2,170	129,741
Dabur India Ltd.	8,312	37,073
Divi's Laboratories Ltd.	1,868	129,830
Dixon Technologies India Ltd.	513	64,600
DLF Ltd.	11,611	76,056
Dr. Reddy's Laboratories Ltd.	7,625	109,318
Eicher Motors Ltd.	2,142	160,064
Eternal Ltd. (a)	37,398	104,539
Security Description	Shares	Value
Federal Bank Ltd.	27,913	$97,325
Fortis Healthcare Ltd.	7,511	75,932
FSN E-Commerce Ventures Ltd. (a)	17,737	58,247
GE Vernova T&D India Ltd.	1,960	102,370
GMR Airports Ltd. (a)	41,268	48,867
Godrej Consumer Products Ltd.	6,398	68,266
Godrej Properties Ltd. (a)	2,352	46,380
Grasim Industries Ltd.	4,118	134,861
Havells India Ltd.	3,404	41,689
HCL Technologies Ltd.	14,564	164,905
HDFC Asset Management Co. Ltd. (b)	3,004	84,199
HDFC Bank Ltd.	174,353	1,469,753
HDFC Life Insurance Co. Ltd. (b)	15,143	92,121
Hero MotoCorp Ltd.	1,874	94,915
Hindalco Industries Ltd.	21,004	212,262
Hindustan Aeronautics Ltd.	2,559	118,441
Hindustan Petroleum Corp. Ltd.	14,656	61,073
Hindustan Unilever Ltd.	10,789	241,428
Hitachi Energy India Ltd.	171	63,083
ICICI Bank Ltd.	81,108	1,178,335
ICICI Lombard General Insurance Co. Ltd. (b)	3,789	69,717
ICICI Prudential Life Insurance Co. Ltd. (b)	5,646	29,104
IDFC First Bank Ltd.	56,047	47,066
Indian Hotels Co. Ltd.	13,422	101,234
Indus Towers Ltd. (a)	18,560	76,802
IndusInd Bank Ltd.	8,888	86,778
Info Edge India Ltd.	5,574	57,590
Infosys Ltd.	46,557	492,037
InterGlobe Aviation Ltd. (b)	2,959	167,814
ITC Ltd.	45,969	139,351
Jindal Stainless Ltd.	5,149	37,677
Jindal Steel Ltd.	5,539	62,032
Jio Financial Services Ltd.	44,463	111,060
Kotak Mahindra Bank Ltd.	83,733	346,976
L&T Finance Ltd.	13,153	43,179
Larsen & Toubro Ltd.	10,317	451,595
Lodha Developers Ltd. (b)	4,667	47,097
LTM Ltd. (b)	1,157	43,244
Lupin Ltd.	3,567	91,155
Mahindra & Mahindra Ltd.	13,787	446,969
Mankind Pharma Ltd.	1,565	42,087
Marico Ltd.	8,099	71,550
Maruti Suzuki India Ltd.	1,802	268,704
Max Healthcare Institute Ltd.	12,158	145,041
Mphasis Ltd.	1,629	37,199
MRF Ltd.	36	48,612
Multi Commodity Exchange of India Ltd.	1,912	57,308
Muthoot Finance Ltd.	1,880	59,529
National Aluminium Co. Ltd.	12,650	45,383
Nestle India Ltd.	8,854	131,437
NHPC Ltd.	47,104	40,471
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
NMDC Ltd.	48,097	$43,271
Oberoi Realty Ltd.	1,984	37,082
One 97 Communications Ltd. (a)	5,253	63,346
Oracle Financial Services Software Ltd.	339	38,590
Page Industries Ltd.	98	42,830
PB Fintech Ltd. (a)	4,993	85,904
Persistent Systems Ltd.	1,704	77,884
Petronet LNG Ltd.	11,246	33,361
Phoenix Mills Ltd.	3,072	63,239
PI Industries Ltd.	1,187	32,040
Pidilite Industries Ltd.	4,772	80,292
Polycab India Ltd.	821	86,394
Power Finance Corp. Ltd.	22,649	101,522
Power Grid Corp. of India Ltd.	64,060	193,753
Prestige Estates Projects Ltd.	2,693	44,512
Punjab National Bank	35,930	40,497
REC Ltd.	16,009	61,527
Samvardhana Motherson International Ltd.	64,617	101,104
SBI Cards & Payment Services Ltd.	4,461	27,956
SBI Life Insurance Co. Ltd. (b)	7,050	131,506
Shriram Finance Ltd.	22,036	242,606
Siemens Energy India Ltd.	1,281	49,845
Siemens Ltd. (a)	1,393	52,976
Solar Industries India Ltd.	418	82,559
SRF Ltd.	2,083	60,273
State Bank of India	28,257	306,544
Sun Pharmaceutical Industries Ltd.	13,771	270,957
Sundaram Finance Ltd.	1,030	49,038
Supreme Industries Ltd.	991	33,060
Suzlon Energy Ltd. (a)	149,315	92,909
Swiggy Ltd. (a)	21,125	53,416
Tata Communications Ltd.	1,779	37,035
Tata Consultancy Services Ltd.	12,460	267,408
Tata Consumer Products Ltd.	9,274	105,380
Tata Motors Ltd./new	30,412	135,886
Tata Motors Passenger Vehicles Ltd.	31,491	117,170
Tata Steel Ltd.	114,564	227,606
Tech Mahindra Ltd.	8,413	124,846
Titan Co. Ltd.	5,437	252,957
Torrent Pharmaceuticals Ltd.	1,591	77,653
Torrent Power Ltd.	2,628	39,282
Trent Ltd.	4,155	144,088
Tube Investments of India Ltd.	1,626	52,036
TVS Motor Co. Ltd.	3,713	135,742
UltraTech Cement Ltd.	1,579	187,711
Union Bank of India Ltd.	23,869	43,480
United Spirits Ltd.	4,542	64,796
UPL Ltd.	7,040	42,482
Varun Beverages Ltd.	20,970	112,439
Vishal Mega Mart Ltd. (a)	35,693	44,475
Vodafone Idea Ltd. (a)	381,347	58,254
Security Description	Shares	Value
Voltas Ltd.	3,363	$45,390
WAAREE Energies Ltd.	1,093	34,028
Wipro Ltd.	38,804	69,849
Yes Bank Ltd. (a)	220,434	56,309
Zydus Lifesciences Ltd.	2,347	27,586
		18,607,909
INDONESIA — 0.4%
Bank Central Asia Tbk. PT	754,700	234,261
Bank Mandiri Persero Tbk. PT	571,400	123,036
Bank Negara Indonesia Persero Tbk. PT	232,818	41,147
Bank Rakyat Indonesia Persero Tbk. PT	927,867	141,671
Bumi Resources Minerals Tbk. PT (a)	725,800	19,241
Charoen Pokphand Indonesia Tbk. PT	115,400	21,944
GoTo Gojek Tokopedia Tbk. PT (a)	14,085,800	39,390
Telkom Indonesia Persero Tbk. PT	681,400	89,558
		710,248
KUWAIT — 0.5%
Boubyan Bank KSCP	23,979	49,073
Gulf Bank KSCP	31,796	36,230
Kuwait Finance House KSCP	174,563	432,181
Mabanee Co. KPSC	12,405	36,959
Mobile Telecommunications Co. KSCP	30,441	59,939
National Bank of Kuwait SAKP	133,477	347,264
Warba Bank KSCP	36,609	32,969
		994,615
LUXEMBOURG — 0.0% *
Reinet Investments SCA	2,144	59,313
MALAYSIA — 0.9%
AMMB Holdings Bhd.	38,400	59,990
CelcomDigi Bhd.	54,800	35,884
CIMB Group Holdings Bhd.	119,849	217,800
Gamuda Bhd.	77,472	83,030
Hong Leong Bank Bhd.	10,200	53,533
IHH Healthcare Bhd.	26,400	54,386
IOI Corp. Bhd.	38,400	39,742
Kuala Lumpur Kepong Bhd.	7,612	39,502
Malayan Banking Bhd.	84,928	224,531
Maxis Bhd.	36,900	30,588
MISC Bhd.	20,800	39,789
Petronas Chemicals Group Bhd.	37,300	37,048
Petronas Gas Bhd.	12,700	54,444
Press Metal Aluminium Holdings Bhd.	57,900	109,055
Public Bank Bhd.	222,300	261,690
RHB Bank Bhd.	28,400	57,671
SD Guthrie Bhd.	33,055	48,478
Sunway Bhd.	36,600	46,137
Telekom Malaysia Bhd.	17,700	32,296
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tenaga Nasional Bhd.	40,600	$142,187
		1,667,781
MEXICO — 1.8%
America Movil SAB de CV	230,305	298,528
Arca Continental SAB de CV (c)	8,010	96,072
Cemex SAB de CV (c)	231,977	278,791
Coca-Cola Femsa SAB de CV (c)	8,252	87,314
Fibra Uno Administracion SA de CV REIT	44,758	76,766
Fomento Economico Mexicano SAB de CV (c)	25,901	330,474
Gruma SAB de CV Class B (c)	2,840	45,661
Grupo Aeroportuario del Centro Norte SAB de CV (c)	4,532	64,223
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	6,036	152,771
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	2,806	85,801
Grupo Bimbo SAB de CV (c)	20,337	66,515
Grupo Financiero Banorte SAB de CV Class O	37,159	392,499
Grupo Financiero Inbursa SAB de CV Class O (c)	19,729	46,924
Grupo Mexico SAB de CV (c)	44,684	506,941
Industrias Penoles SAB de CV	3,121	136,509
Kimberly-Clark de Mexico SAB de CV Class A (c)	23,780	52,708
Prologis Property Mexico SA de CV REIT	16,566	71,872
Promotora y Operadora de Infraestructura SAB de CV	2,974	47,276
Southern Copper Corp.	1,406	245,009
Wal-Mart de Mexico SAB de CV (c)	80,203	235,784
		3,318,438
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	2,597	76,066
Credicorp Ltd.	1,052	409,838
		485,904
PHILIPPINES — 0.3%
Ayala Corp.	3,950	26,904
Ayala Land, Inc.	90,780	21,893
Bank of the Philippine Islands	31,990	50,041
BDO Unibank, Inc.	33,368	64,431
International Container Terminal Services, Inc.	15,320	222,174
Manila Electric Co.	2,760	25,635
Metropolitan Bank & Trust Co.	28,850	30,556
PLDT, Inc.	1,235	22,740
SM Investments Corp.	3,530	33,937
SM Prime Holdings, Inc.	140,800	41,526
		539,837
POLAND — 0.9%
Allegro.eu SA (a) (b)	15,452	155,451
Security Description	Shares	Value
Asseco Poland SA	812	$36,108
Bank Millennium SA (a)	9,391	48,856
Bank Polska Kasa Opieki SA	2,872	174,818
Budimex SA	200	39,225
CD Projekt SA (a)	965	57,610
Dino Polska SA (a) (b)	7,659	57,868
Erste Bank Polska SA	641	109,924
KGHM Polska Miedz SA	2,115	186,385
LPP SA	17	82,674
mBank SA (a)	234	84,913
Powszechna Kasa Oszczednosci Bank Polski SA	13,385	367,274
Powszechny Zaklad Ubezpieczen SA	9,444	164,868
Zabka Group SA (a)	6,141	44,438
		1,610,412
QATAR — 0.5%
Al Rayan Bank	94,501	53,311
Commercial Bank PSQC	50,611	56,282
Dukhan Bank	28,638	26,263
Industries Qatar QSC	23,641	71,423
Mesaieed Petrochemical Holding Co.	88,375	28,156
Nebras Energy	6,880	27,040
Ooredoo QPSC	12,522	45,569
Qatar Fuel QSC	9,328	36,123
Qatar Gas Transport Co. Ltd.	43,308	51,087
Qatar International Islamic Bank QSC	15,383	46,939
Qatar Islamic Bank QPSC	27,066	162,426
Qatar National Bank QPSC	67,690	320,695
		925,314
ROMANIA — 0.0% *
NEPI Rockcastle NV	9,467	84,602
RUSSIA — 0.0%
Polyus PJSC GDR (a) (d)	1,137	—
VK IPJSC GDR (a) (d)	1,648	—
		—
SAUDI ARABIA — 2.2%
ACWA Power Co. (a)	3,520	181,752
Ades Holding Co.	5,289	26,211
Al Rajhi Bank	45,000	789,285
Alinma Bank	22,975	149,449
Almarai Co. JSC	7,595	91,936
Arab National Bank	14,067	77,651
Arabian Internet & Communications Services Co.	375	20,391
Bank AlBilad	11,484	74,549
Bank Al-Jazira	9,813	30,323
Banque Saudi Fransi	19,143	98,843
Bupa Arabia for Cooperative Insurance Co.	1,251	58,235
Co. for Cooperative Insurance	1,151	45,063
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (a)	8,275	$39,666
Dr. Sulaiman Al Habib Medical Services Group Co.	1,330	75,045
Elm Co.	375	68,568
Etihad Etisalat Co.	5,898	94,894
Jabal Omar Development Co. (a)	8,962	36,066
Jarir Marketing Co.	9,193	41,008
Makkah Construction & Development Co.	1,524	33,646
Mouwasat Medical Services Co.	1,462	24,806
Riyad Bank	29,738	157,586
SABIC Agri-Nutrients Co.	3,645	120,103
SAL Saudi Logistics Services	741	35,520
Saudi Arabian Mining Co. (a)	17,857	282,313
Saudi Awwal Bank	15,356	132,258
Saudi Basic Industries Corp.	13,784	189,121
Saudi Energy Co.	13,031	61,735
Saudi Investment Bank	9,131	32,614
Saudi National Bank	45,000	463,031
Saudi Tadawul Group Holding Co.	750	26,409
Saudi Telecom Co.	30,656	352,807
Yanbu National Petrochemical Co.	4,303	33,694
		3,944,578
SOUTH AFRICA — 2.6%
Absa Group Ltd.	13,283	184,714
Bid Corp. Ltd.	5,268	143,544
Bidvest Group Ltd.	5,319	77,715
Capitec Bank Holdings Ltd.	1,331	385,749
Clicks Group Ltd. (c)	3,721	51,642
Discovery Ltd.	8,455	136,307
FirstRand Ltd.	77,408	459,347
Gold Fields Ltd.	13,699	460,492
Harmony Gold Mining Co. Ltd.	8,586	130,964
Impala Platinum Holdings Ltd.	14,137	148,357
MTN Group Ltd.	26,507	368,510
Naspers Ltd. Class N	11,619	581,744
Nedbank Group Ltd.	7,251	119,427
Northam Platinum Holdings Ltd.	5,512	79,337
OUTsurance Group Ltd.	13,249	63,577
Pepkor Holdings Ltd. (b)	54,424	73,384
Remgro Ltd.	7,863	94,509
Sanlam Ltd.	28,131	151,434
Shoprite Holdings Ltd.	7,241	130,329
Sibanye Stillwater Ltd.	43,873	93,207
Standard Bank Group Ltd.	20,161	397,402
Valterra Platinum Ltd.	4,061	274,136
Vodacom Group Ltd. (c)	9,745	90,238
		4,696,065
SOUTH KOREA — 24.1%
Alteogen, Inc.	620	144,465
Amorepacific Corp.	453	30,906
APR Corp.	372	92,562
Celltrion, Inc.	2,295	256,712
DB Insurance Co. Ltd.	718	62,054
Security Description	Shares	Value
Doosan Co. Ltd.	110	$105,577
Doosan Enerbility Co. Ltd. (a)	6,863	384,502
Ecopro BM Co. Ltd.	824	75,789
Ecopro Co. Ltd.	1,594	109,676
Hana Financial Group, Inc.	4,272	315,995
Hankook Tire & Technology Co. Ltd.	1,160	46,346
Hanmi Semiconductor Co. Ltd.	682	112,911
Hanwha Aerospace Co. Ltd.	511	328,177
Hanwha Ocean Co. Ltd. (a)	1,902	123,133
Hanwha Systems Co. Ltd.	1,165	54,893
HD Hyundai Co. Ltd.	679	87,433
HD Hyundai Electric Co. Ltd.	369	231,503
HD Hyundai Heavy Industries Co. Ltd.	482	184,176
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	656	148,196
HLB, Inc. (a)	1,865	62,596
HMM Co. Ltd.	3,947	47,411
HYBE Co. Ltd.	350	43,397
Hyosung Heavy Industries Corp.	78	173,087
Hyundai Engineering & Construction Co. Ltd.	1,166	85,947
Hyundai Glovis Co. Ltd.	584	69,019
Hyundai Mobis Co. Ltd.	903	291,422
Hyundai Motor Co.	2,037	650,820
Hyundai Motor Co. Preference Shares (e)	555	77,198
Hyundai Motor Co. Preference Shares (e)	350	49,022
Hyundai Rotem Co. Ltd.	1,193	133,214
Industrial Bank of Korea	4,362	56,028
Kakao Corp.	4,848	108,112
KakaoBank Corp.	2,611	35,222
KB Financial Group, Inc.	5,422	556,444
Kia Corp.	3,585	319,325
Korea Aerospace Industries Ltd.	1,135	107,251
Korea Investment Holdings Co. Ltd.	651	92,862
Korean Air Lines Co. Ltd.	2,873	51,088
Krafton, Inc.	447	68,090
KT&G Corp.	1,508	165,176
LG Chem Ltd.	702	126,870
LG Corp.	1,335	83,841
LG Display Co. Ltd. (a)	4,692	34,918
LG Electronics, Inc.	1,664	218,029
LG Energy Solution Ltd. (a)	715	167,063
LG Uplus Corp.	1,645	14,865
LIG Defense&Aerospace Co. Ltd.	204	94,672
LS Electric Co. Ltd.	1,190	182,805
Meritz Financial Group, Inc. (a)	1,035	70,545
Mirae Asset Securities Co. Ltd.	2,997	82,697
NAVER Corp.	2,161	277,570
NH Investment & Securities Co. Ltd. Class C	2,046	38,826
POSCO Future M Co. Ltd.	542	61,431
Samsung Biologics Co. Ltd. (a) (b)	176	158,017
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Samsung C&T Corp.	1,258	$380,412
Samsung Electro-Mechanics Co. Ltd.	857	1,208,086
Samsung Electronics Co. Ltd.	71,130	15,334,293
Samsung Electronics Co. Ltd. Preference Shares	12,281	1,680,483
Samsung Episholdings Co. Ltd. (a)	95	26,367
Samsung Fire & Marine Insurance Co. Ltd.	444	177,107
Samsung Heavy Industries Co. Ltd. (a)	10,319	155,188
Samsung Life Insurance Co. Ltd.	1,253	324,310
Samsung SDI Co. Ltd. (a)	925	290,760
Samsung SDS Co. Ltd.	657	80,911
Samyang Foods Co. Ltd.	65	46,947
Shinhan Financial Group Co. Ltd.	6,357	393,081
SK Hynix, Inc.	8,147	13,935,035
SK Square Co. Ltd.	1,414	1,548,801
SK Telecom Co. Ltd.	1,611	91,921
S-Oil Corp.	707	48,554
Woori Financial Group, Inc.	9,869	184,729
Yuhan Corp.	882	39,964
		43,696,835
TAIWAN — 28.1%
Accton Technology Corp.	8,000	626,560
Advantech Co. Ltd.	7,000	108,110
Alchip Technologies Ltd.	1,000	131,213
ASE Technology Holding Co. Ltd.	51,656	1,102,635
Asia Vital Components Co. Ltd.	5,000	396,308
Asustek Computer, Inc. (a)	10,000	219,735
Bizlink Holding, Inc.	3,000	180,340
Caliway Biopharmaceuticals Co. Ltd. Class C (a)	13,000	40,726
Cathay Financial Holding Co. Ltd.	146,403	451,758
Chailease Holding Co. Ltd.	26,792	98,820
Chang Hwa Commercial Bank Ltd.	100,905	76,020
China Steel Corp.	180,000	106,226
Chroma ATE, Inc.	6,000	406,824
Chunghwa Telecom Co. Ltd.	61,000	270,949
CTBC Financial Holding Co. Ltd.	256,000	570,559
Delta Electronics, Inc.	30,000	1,836,360
E Ink Holdings, Inc.	12,000	80,800
E.Sun Financial Holding Co. Ltd.	230,082	248,813
Elite Material Co. Ltd.	4,000	676,785
eMemory Technology, Inc.	1,000	91,818
Eva Airways Corp.	39,000	54,968
Evergreen Marine Corp. Taiwan Ltd.	16,600	96,141
Far EasTone Telecommunications Co. Ltd.	29,000	95,585
First Financial Holding Co. Ltd.	176,795	181,754
Formosa Chemicals & Fibre Corp.	51,397	88,091
Formosa Plastics Corp.	62,000	106,069
Fortune Electric Co. Ltd.	2,200	53,590
Fubon Financial Holding Co. Ltd.	130,961	532,370
Gigabyte Technology Co. Ltd.	8,000	86,387
Security Description	Shares	Value
Global Unichip Corp.	1,000	$152,088
Globalwafers Co. Ltd.	3,000	94,643
Gold Circuit Electronics Ltd.	5,000	188,345
Hon Hai Precision Industry Co. Ltd.	186,980	1,473,231
Hon Precision, Inc.	1,000	203,098
Hotai Motor Co. Ltd.	4,100	59,911
Hua Nan Financial Holdings Co. Ltd. Class C	139,222	166,071
Innolux Corp.	111,974	241,477
International Games System Co. Ltd. Class C	4,000	99,069
Inventec Corp.	38,000	79,444
Jentech Precision Industrial Co. Ltd.	1,000	107,670
KGI Financial Holding Co. Ltd.	247,809	223,255
King Slide Works Co. Ltd.	1,000	231,036
King Yuan Electronics Co. Ltd.	17,000	180,105
Largan Precision Co. Ltd.	1,000	134,666
Lite-On Technology Corp.	30,000	209,063
Lotes Co. Ltd.	1,000	66,235
MediaTek, Inc.	22,000	2,931,584
Mega Financial Holding Co. Ltd.	171,495	248,173
MPI Corp.	1,000	191,170
Nan Ya Plastics Corp.	75,000	391,992
Novatek Microelectronics Corp.	9,000	151,147
Pegatron Corp.	32,000	84,177
PharmaEssentia Corp.	4,329	182,093
President Chain Store Corp.	8,394	58,759
Quanta Computer, Inc.	41,000	473,624
Realtek Semiconductor Corp.	8,000	202,408
Shanghai Commercial & Savings Bank Ltd.	64,000	85,785
SinoPac Financial Holdings Co. Ltd.	183,017	229,227
Taiwan Business Bank	110,380	61,502
Taiwan Cooperative Financial Holding Co. Ltd.	170,616	133,091
Taiwan Mobile Co. Ltd.	30,000	109,711
Taiwan Semiconductor Manufacturing Co. Ltd.	370,734	28,046,676
TCC Group Holdings Co. Ltd.	104,743	79,076
TS Financial Holding Co. Ltd.	332,327	346,864
Unimicron Technology Corp.	21,270	714,419
Uni-President Enterprises Corp.	73,000	170,719
United Microelectronics Corp. (a)	175,602	906,770
Vanguard International Semiconductor Corp.	19,000	128,828
Wan Hai Lines Ltd. (a)	10,500	26,105
Wistron Corp. (a)	46,000	228,870
Wiwynn Corp.	2,000	290,992
Yageo Corp.	24,116	863,003
Yang Ming Marine Transport Corp.	29,000	47,337
Yuanta Financial Holding Co. Ltd.	167,216	344,862
Zhen Ding Technology Holding Ltd.	12,000	237,314
		50,891,999
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.9%
Advanced Info Service PCL NVDR	14,815	$163,667
Airports of Thailand PCL NVDR	69,040	133,527
Bangkok Dusit Medical Services PCL NVDR	173,800	100,972
Bumrungrad Hospital PCL NVDR	9,600	54,328
Central Pattana PCL NVDR	31,300	63,127
Charoen Pokphand Foods PCL NVDR	58,800	34,692
CP ALL PCL NVDR	84,100	118,351
Delta Electronics Thailand PCL	47,700	466,655
Gulf Development PCL NVDR	57,214	105,918
Kasikornbank PCL NVDR	9,500	62,341
Krung Thai Bank PCL NVDR	54,600	62,455
Minor International PCL NVDR	53,552	39,817
SCB X PCL NVDR	13,316	59,324
Siam Cement PCL	11,129	81,741
TMBThanachart Bank PCL NVDR	380,700	28,191
True Corp. PCL NVDR	162,300	63,023
		1,638,129
TURKEY — 0.4%
Akbank TAS	48,775	80,498
Aselsan Elektronik Sanayi Ve Ticaret AS	17,449	129,029
BIM Birlesik Magazalar AS	14,240	111,480
Eregli Demir ve Celik Fabrikalari TAS	61,811	53,629
Haci Omer Sabanci Holding AS	16,419	34,312
Turk Hava Yollari AO	8,625	60,266
Turkcell Iletisim Hizmetleri AS	18,912	43,535
Turkiye Is Bankasi AS Class C	136,791	43,422
Turkiye Petrol Rafinerileri AS	15,060	73,435
Yapi ve Kredi Bankasi AS (a)	52,821	45,445
		675,051
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	49,476	194,792
Abu Dhabi Islamic Bank PJSC	22,713	127,889
Abu Dhabi National Oil Co. for Distribution PJSC	48,855	52,144
ADNOC Drilling Co. PJSC	50,025	78,046
Adnoc Gas PLC	105,729	99,029
ADNOC Logistics & Services	27,781	45,536
Air Arabia PJSC	34,348	50,969
Aldar Properties PJSC	60,231	135,787
Dubai Electricity & Water Authority PJSC	93,009	70,401
Dubai Islamic Bank PJSC	45,280	91,848
Emaar Development PJSC	15,400	57,948
Emaar Properties PJSC	94,701	307,354
Emirates NBD Bank PJSC	29,625	238,436
Emirates Telecommunications Group Co. PJSC	53,255	278,401
First Abu Dhabi Bank PJSC	67,658	313,168
Security Description	Shares	Value
Salik Co. PJSC	29,070	$46,540
		2,188,288
UNITED STATES — 0.2%
Aura Minerals, Inc.	500	31,475
BeOne Medicines Ltd. Class H (a)	12,203	265,159
JBS NV Class A	6,057	71,775
Legend Biotech Corp. ADR (a)	1,096	31,653
		400,062
TOTAL COMMON STOCKS (Cost $122,568,193)		180,664,636
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia SA, (a)	5	53
Axia Energia SA Class C, Preference Shares (a)	5,504	56,367
		56,420
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 3.34%	7,061	138,434
TOTAL PREFERRED STOCKS (Cost $139,398)		194,854
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	77,191	77,191
State Street Navigator Securities Lending Portfolio II (h) (i)	1,403,420	1,403,420
TOTAL SHORT-TERM INVESTMENTS (Cost $1,480,611)		1,480,611
TOTAL INVESTMENTS — 100.6% (Cost $124,188,202)		182,340,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,127,791)
NET ASSETS — 100.0%		$181,212,310

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.2% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at June 30, 2026.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$180,075,057	$589,579	$0 (a)	$180,664,636
Preferred Stocks	194,801	53	—	194,854
Short-Term Investments	1,480,611	—	—	1,480,611
TOTAL INVESTMENTS	$181,750,469	$589,632	$0	$182,340,101

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	82,656	$82,656	$38,871,043	$38,876,508	$—	$—	77,191	$77,191	$13,889
State Street Navigator Securities Lending Portfolio II	1,254,015	1,254,015	11,827,819	11,678,414	—	—	1,403,420	1,403,420	5,577
Total		$1,336,671	$50,698,862	$50,554,922	$—	$—		$1,480,611	$19,466
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 6.4%
ANZ Group Holdings Ltd.	84,006	$2,057,347
Aristocrat Leisure Ltd.	27,430	1,164,345
ASX Ltd. (a)	10,492	387,576
BHP Group Ltd.	262,079	10,785,159
Brambles Ltd.	159,830	2,157,025
Cochlear Ltd. (a)	4,106	346,335
Coles Group Ltd.	133,517	2,254,239
Commonwealth Bank of Australia (a)	31,561	3,599,492
Computershare Ltd.	31,589	837,752
CSL Ltd.	30,518	2,425,933
Evolution Mining Ltd.	80,862	658,249
Fortescue Ltd. (a)	100,516	1,333,558
Glencore PLC (b)	272,272	1,856,734
Goodman Group REIT (a)	9,479	204,432
Insurance Australia Group Ltd.	186,646	1,046,105
Lottery Corp. Ltd. (a)	182,143	726,847
Macquarie Group Ltd.	4,428	767,819
Medibank Pvt Ltd.	788,524	2,715,059
National Australia Bank Ltd.	61,702	1,618,407
Northern Star Resources Ltd.	16,214	212,867
Origin Energy Ltd.	72,168	548,978
PLS Group Ltd. (b)	21,174	73,640
Pro Medicus Ltd. (a)	3,447	485,807
Qantas Airways Ltd.	15,802	116,264
QBE Insurance Group Ltd.	118,488	2,067,809
REA Group Ltd. (a)	3,220	310,507
Rio Tinto Ltd. (a)	19,555	2,337,114
Rio Tinto PLC	57,945	5,477,349
Santos Ltd.	78,735	393,288
Scentre Group REIT	115,988	310,176
Sigma Healthcare Ltd. (a)	309,987	590,587
Sonic Healthcare Ltd. (a)	8,732	125,891
South32 Ltd.	76,047	205,473
Stockland REIT	35,626	100,701
Suncorp Group Ltd.	15,856	211,901
Telstra Group Ltd.	439,157	1,545,580
Transurban Group Stapled Security	284,465	2,833,972
Vicinity Ltd. REIT	67,090	119,918
Washington H Soul Pattinson & Co. Ltd.	29,328	937,696
Wesfarmers Ltd.	92,206	5,774,781
Westpac Banking Corp. (a)	79,660	1,943,185
WiseTech Global Ltd. (a)	7,077	161,797
Woodside Energy Group Ltd. (a)	62,678	1,224,972
Woolworths Group Ltd.	38,814	1,076,420
		66,129,086
AUSTRIA — 0.5%
BAWAG Group AG (c)	1,396	279,787
Erste Group Bank AG	7,113	952,292
OMV AG	30,079	1,896,571
Raiffeisen Bank International AG	8,521	544,094
Security Description	Shares	Value
Verbund AG	15,294	$972,201
		4,644,945
BELGIUM — 0.9%
Ageas SA	8,329	666,578
Anheuser-Busch InBev SA	37,282	3,097,097
D'ieteren Group	516	100,526
Groupe Bruxelles Lambert NV	26,308	2,397,212
KBC Group NV	6,383	870,614
Lotus Bakeries NV	22	292,273
Sofina SA (a)	271	68,969
Syensqo SA (a)	2,375	175,411
UCB SA	4,026	1,205,967
		8,874,647
BRAZIL — 0.0% *
Yara International ASA	11,071	487,122
CHILE — 0.0% *
Antofagasta PLC	2,152	109,108
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	807,036	4,361,383
Prosus NV	4,778	207,528
SITC International Holdings Co. Ltd.	88,000	352,132
Wilmar International Ltd.	93,600	261,236
Yangzijiang Shipbuilding Holdings Ltd.	158,800	419,882
		5,602,161
CZECH REPUBLIC — 0.0% *
CSG NV (a) (b)	6,197	90,504
DENMARK — 1.9%
Carlsberg AS Class B	6,381	836,225
Coloplast AS Class B	14,021	798,412
Danske Bank AS	22,728	1,217,398
Demant AS (b)	3,126	128,234
DSV AS	4,276	1,013,081
Genmab AS (b)	3,850	1,057,013
Novo Nordisk AS Class B	215,249	10,357,500
Novonesis Novozymes B Class B	13,514	853,462
Orsted AS (b) (c)	6,245	140,221
Pandora AS	5,137	589,757
Rockwool AS Class B	2,380	76,154
Tryg AS	96,738	2,203,164
Vestas Wind Systems AS	5,847	165,090
		19,435,711
FINLAND — 1.7%
Elisa OYJ	45,722	1,920,546
Fortum OYJ	8,576	198,942
Kesko OYJ Class B (a)	7,253	162,198
Kone OYJ Class B	49,887	2,838,102
Metso OYJ	34,614	601,528
Neste OYJ	12,898	422,334
Nokia OYJ	109,038	1,440,483
Nordea Bank Abp (a) (d)	73,501	1,394,735
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nordea Bank Abp (d)	89,510	$1,698,791
Orion OYJ Class B	10,077	828,938
Sampo OYJ Class A	472,071	4,962,175
Stora Enso OYJ Class R (a)	22,863	243,775
UPM-Kymmene OYJ	11,824	313,626
Wartsila OYJ Abp	23,921	912,906
		17,939,079
FRANCE — 7.5%
Accor SA	1,784	103,696
Air Liquide SA	40,771	8,077,185
Airbus SE	28,120	6,254,383
Alstom SA (a) (b)	8,764	152,452
Amundi SA (c)	1,285	123,334
AXA SA	40,866	2,048,764
Ayvens SA (c)	21,980	289,495
BioMerieux	5,517	433,331
BNP Paribas SA	37,281	4,353,551
Bollore SE	138,496	642,237
Bouygues SA	9,760	544,652
Bureau Veritas SA	18,914	579,101
Capgemini SE	9,016	906,691
Carrefour SA	56,129	1,042,800
Cie de Saint-Gobain SA	10,929	989,114
Cie Generale des Etablissements Michelin SCA	22,526	869,197
Covivio SA REIT	1,408	86,283
Credit Agricole SA	28,523	573,779
Danone SA	44,423	3,643,590
Dassault Aviation SA	737	241,998
Dassault Systemes SE	27,684	563,865
Eiffage SA	2,248	331,805
Engie SA	49,468	1,560,401
EssilorLuxottica SA	5,225	979,993
Gecina SA REIT	743	62,479
Getlink SE	45,905	976,187
Hermes International SCA	1,339	2,446,344
Ipsen SA	1,934	373,241
Kering SA	1,313	371,235
Klepierre SA REIT	6,714	280,792
Legrand SA	10,717	1,809,731
L'Oreal SA	14,224	6,239,032
LVMH Moet Hennessy Louis Vuitton SE	11,814	6,538,713
Orange SA	242,354	4,573,261
Pernod Ricard SA	4,358	318,183
Publicis Groupe SA	12,893	1,274,469
Renault SA	16,683	478,368
Rexel SA	8,327	363,769
Safran SA	2,107	831,082
Societe Generale SA	22,849	2,021,157
Sodexo SA (a)	4,382	253,753
Thales SA	6,675	1,715,568
TotalEnergies SE	105,985	8,243,376
Unibail-Rodamco-Westfield REIT (b)	2,051	240,236
Veolia Environnement SA	16,350	681,171
Security Description	Shares	Value
Vinci SA	10,207	$1,491,383
		76,975,227
GERMANY — 7.0%
adidas AG	1,813	371,861
Allianz SE	22,840	10,813,383
BASF SE	23,481	1,255,848
Bayer AG	35,334	1,955,636
Bayerische Motoren Werke AG	18,900	1,237,295
Bayerische Motoren Werke AG Preference Shares	4,500	295,572
Beiersdorf AG	15,123	1,302,638
Brenntag SE	3,913	237,913
Commerzbank AG	16,766	713,646
Continental AG	7,354	606,709
CTS Eventim AG & Co. KGaA	3,313	193,365
Daimler Truck Holding AG	14,782	713,191
Deutsche Bank AG	59,090	2,001,394
Deutsche Boerse AG	14,556	3,974,080
Deutsche Lufthansa AG	36,047	412,537
Deutsche Post AG	25,516	1,549,057
Deutsche Telekom AG	138,610	3,779,577
Dr. Ing hc F Porsche AG Preference Shares	3,984	198,184
E.ON SE	133,854	2,758,461
Evonik Industries AG	8,620	156,501
Fresenius Medical Care AG	5,937	268,796
Fresenius SE & Co. KGaA	21,208	969,157
GEA Group AG	8,031	551,370
Hannover Rueck SE	3,986	1,104,664
Heidelberg Materials AG	2,752	525,128
Henkel AG & Co. KGaA	6,712	531,029
Henkel AG & Co. KGaA Preference Shares	8,844	743,588
Infineon Technologies AG	9,813	916,272
Knorr-Bremse AG	2,816	327,105
Mercedes-Benz Group AG	62,925	3,159,700
Merck KGaA	9,487	1,592,807
MTU Aero Engines AG	2,818	1,172,420
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,073	5,625,792
Nemetschek SE	3,347	203,194
Porsche Automobil Holding SE Preference Shares	3,612	111,334
Rational AG	360	263,622
Rheinmetall AG	2,203	2,494,762
RWE AG	17,749	1,148,958
SAP SE	57,436	8,799,322
Scout24 SE (c)	3,396	280,909
Siemens AG	8,187	2,631,620
Siemens Energy AG	1,986	376,464
Siemens Healthineers AG (c)	3,521	137,674
Symrise AG	4,244	426,117
Talanx AG	1,953	246,955
Volkswagen AG Preference Shares	29,201	2,340,324
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Vonovia SE	18,027	$444,976
Zalando SE (b) (c)	4,425	128,349
		72,049,256
HONG KONG — 2.3%
AIA Group Ltd.	100,823	918,612
CK Asset Holdings Ltd.	57,854	325,934
CK Infrastructure Holdings Ltd.	201,000	1,530,174
CLP Holdings Ltd.	383,000	3,575,035
Futu Holdings Ltd. ADR	2,848	266,972
Henderson Land Development Co. Ltd. (a)	38,000	120,173
HKT Trust & HKT Ltd. Stapled Security	1,134,540	1,686,898
Hong Kong & China Gas Co. Ltd.	1,671,652	1,385,574
Hong Kong Exchanges & Clearing Ltd.	64,472	2,984,339
Hongkong Land Holdings Ltd.	25,000	178,000
Link REIT	45,309	210,886
MTR Corp. Ltd. (a)	361,896	1,407,518
Power Assets Holdings Ltd.	416,000	3,029,004
Prudential PLC	132,552	1,764,573
Sino Land Co. Ltd.	451,173	591,434
Sun Hung Kai Properties Ltd.	52,000	744,652
Swire Pacific Ltd. Class A	128,000	1,333,529
Techtronic Industries Co. Ltd.	65,500	1,081,637
WH Group Ltd. (c)	509,290	538,381
Wharf Real Estate Investment Co. Ltd.	50,000	136,316
		23,809,641
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	12,700	781,050
IRELAND — 0.5%
AerCap Holdings NV	4,176	608,777
AIB Group PLC	100,359	1,178,958
Bank of Ireland Group PLC	27,270	543,273
Kerry Group PLC Class A	19,013	1,746,614
Kingspan Group PLC	7,118	650,634
		4,728,256
ISRAEL — 1.8%
Azrieli Group Ltd.	4,819	653,920
Bank Hapoalim BM	168,195	3,872,022
Bank Leumi Le-Israel BM	133,541	2,981,920
Check Point Software Technologies Ltd. (b)	11,197	1,471,622
CyberArk Software Ltd. (b)	285	12,825
Elbit Systems Ltd.	3,013	2,285,449
ICL Group Ltd.	23,149	116,077
Israel Discount Bank Ltd. Class A	127,197	1,259,397
Mizrahi Tefahot Bank Ltd.	24,896	1,646,113
Nova Ltd. (b)	1,293	683,507
OPC Energy Ltd. (b)	8,725	270,876
Phoenix Financial Ltd.	21,165	1,169,262
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. (b)	1,100	$36,318
Teva Pharmaceutical Industries Ltd. ADR (b)	63,793	2,161,307
Tower Semiconductor Ltd. (b)	952	244,243
		18,864,858
ITALY — 3.4%
Banca Mediolanum SpA	10,568	263,155
Banca Monte dei Paschi di Siena SpA	57,945	719,724
Banco BPM SpA	30,111	520,175
BPER Banca SpA	34,138	535,960
Coca-Cola HBC AG Class DI	11,695	763,691
Enel SpA	240,027	2,759,048
Eni SpA (a)	230,394	5,431,503
Ferrari NV	9,375	3,476,525
FinecoBank Banca Fineco SpA	33,687	845,390
Generali (a)	41,575	2,025,368
Intesa Sanpaolo SpA	298,724	2,045,772
Italgas SpA	19,693	228,190
Leonardo SpA	9,528	511,171
Moncler SpA	12,347	716,827
Poste Italiane SpA	106,968	3,500,127
Prysmian SpA	11,197	1,869,664
Recordati Industria Chimica e Farmaceutica SpA	8,898	521,879
Ryanair Holdings PLC	32,304	1,010,122
Snam SpA	277,375	2,002,948
Telecom Italia SpA (b)	26,040	236,922
Terna - Rete Elettrica Nazionale (a)	97,858	1,145,662
UniCredit SpA	38,185	3,416,590
Unipol Assicurazioni SpA	22,758	635,129
		35,181,542
IVORY COAST — 0.0% *
Endeavour Mining PLC	8,036	395,060
JAPAN — 21.8%
Advantest Corp.	39,800	7,919,594
Aeon Co. Ltd.	114,700	946,394
AGC, Inc.	6,200	265,701
Aisin Corp.	17,800	239,469
Ajinomoto Co., Inc.	4,600	166,226
ANA Holdings, Inc. (a)	60,000	1,095,708
Asahi Group Holdings Ltd.	58,200	554,337
Asahi Kasei Corp.	30,100	331,697
Asics Corp.	38,200	1,028,303
Astellas Pharma, Inc.	244,600	3,273,373
Bandai Namco Holdings, Inc.	31,900	742,714
Bridgestone Corp. (a)	137,000	2,874,450
Canon, Inc. (a)	83,000	2,117,834
Capcom Co. Ltd.	16,300	302,080
Central Japan Railway Co.	127,800	2,727,815
Chiba Bank Ltd.	12,700	192,776
Chubu Electric Power Co., Inc.	52,700	992,229
Chugai Pharmaceutical Co. Ltd.	48,300	2,238,992
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dai Nippon Printing Co. Ltd.	31,800	$578,573
Daifuku Co. Ltd. (a)	13,300	583,064
Daiichi Life Group, Inc.	75,500	826,191
Daiichi Sankyo Co. Ltd.	84,718	1,359,710
Daikin Industries Ltd.	5,400	820,175
Daito Trust Construction Co. Ltd.	110,700	2,114,215
Daiwa House Industry Co. Ltd.	59,800	1,625,206
Daiwa Securities Group, Inc.	27,700	271,930
Denso Corp.	54,400	627,930
Disco Corp.	4,000	1,999,939
East Japan Railway Co. (a)	161,700	3,390,701
Ebara Corp.	19,500	750,605
Eisai Co. Ltd.	4,100	103,910
ENEOS Holdings, Inc.	114,682	844,635
FANUC Corp.	5,900	267,002
Fast Retailing Co. Ltd.	12,800	6,521,877
Fuji Electric Co. Ltd.	6,400	532,201
FUJIFILM Holdings Corp.	36,000	771,500
Fujikura Ltd.	65,300	2,506,331
Fujitsu Ltd.	131,200	2,621,175
Furukawa Electric Co. Ltd.	3,000	87,310
Hankyu Hanshin Holdings, Inc. (a)	28,000	735,985
Hikari Tsushin, Inc.	400	87,371
Hitachi Ltd.	40,400	1,111,388
Honda Motor Co. Ltd.	281,900	2,567,064
Hoya Corp.	23,700	3,784,126
Hulic Co. Ltd. (a)	8,000	83,532
Ibiden Co. Ltd.	800	117,225
Idemitsu Kosan Co. Ltd.	106,500	785,030
IHI Corp.	6,300	105,107
Inpex Corp.	65,200	1,309,817
Isuzu Motors Ltd.	21,200	280,514
ITOCHU Corp.	220,070	2,510,443
Japan Exchange Group, Inc.	52,012	654,450
Japan Post Bank Co. Ltd.	119,200	2,246,483
Japan Post Holdings Co. Ltd.	103,000	1,374,601
Japan Post Insurance Co. Ltd.	20,200	189,727
Japan Tobacco, Inc.	95,600	3,536,362
JFE Holdings, Inc. (a)	39,200	376,262
JX Advanced Metals Corp.	1,400	37,885
Kajima Corp.	6,500	234,844
Kansai Electric Power Co., Inc.	38,100	535,779
Kao Corp. (a)	123,600	2,451,086
Kawasaki Heavy Industries Ltd.	12,000	215,782
Kawasaki Kisen Kaisha Ltd. (a)	26,900	411,300
KDDI Corp.	257,636	4,351,397
Keyence Corp.	9,100	4,538,662
Kikkoman Corp.	45,400	465,942
Kioxia Holdings Corp. (b)	800	441,434
Kirin Holdings Co. Ltd.	80,200	1,386,877
Komatsu Ltd.	16,400	633,901
Konami Group Corp.	3,900	423,895
Kubota Corp.	26,800	442,833
Kyocera Corp.	89,900	1,969,752
Kyowa Kirin Co. Ltd.	72,300	1,150,839
Security Description	Shares	Value
Lasertec Corp. (a)	4,700	$1,437,256
LY Corp.	52,300	139,595
Makita Corp.	2,900	103,331
Marubeni Corp.	26,400	761,827
Minebea Mitsumi, Inc.	7,000	204,842
Mitsubishi Chemical Group Corp.	62,300	432,583
Mitsubishi Corp.	104,500	2,795,025
Mitsubishi Electric Corp.	17,000	614,625
Mitsubishi Estate Co. Ltd.	12,100	308,596
Mitsubishi HC Capital, Inc.	105,400	852,150
Mitsubishi Heavy Industries Ltd.	17,600	396,995
Mitsubishi UFJ Financial Group, Inc. (a)	203,700	4,019,479
Mitsui & Co. Ltd.	71,500	1,978,376
Mitsui Fudosan Co. Ltd.	44,400	409,510
Mitsui Kinzoku Co. Ltd.	2,000	523,612
Mitsui OSK Lines Ltd. (a)	32,800	1,052,062
Mizuho Financial Group, Inc.	44,240	2,107,678
MS&AD Insurance Group Holdings, Inc.	72,500	1,891,401
Murata Manufacturing Co. Ltd.	12,300	862,381
NEC Corp.	40,100	968,420
Nexon Co. Ltd. (a)	7,300	96,368
NIDEC Corp.	15,900	258,763
Nintendo Co. Ltd.	51,600	2,163,692
Nippon Building Fund, Inc. REIT (a)	2,543	1,969,935
Nippon Paint Holdings Co. Ltd. (a)	10,100	65,438
Nippon Sanso Holdings Corp.	3,000	110,678
Nippon Steel Corp. (a)	270,500	892,263
Nippon Yusen KK (a)	38,100	1,222,763
Nissan Motor Co. Ltd. (b)	310,516	573,172
Nitori Holdings Co. Ltd.	66,400	986,450
Nitto Denko Corp.	32,000	624,150
Nomura Holdings, Inc.	76,200	662,721
Nomura Research Institute Ltd.	63,600	1,796,962
NTT, Inc.	3,744,800	3,341,000
Obayashi Corp.	37,900	759,516
Obic Co. Ltd.	120,200	2,827,409
Olympus Corp.	51,100	534,188
Oriental Land Co. Ltd. (a)	90,000	1,378,865
ORIX Corp.	19,200	726,416
Osaka Gas Co. Ltd.	44,900	1,507,303
Otsuka Corp. (a)	92,000	1,569,986
Otsuka Holdings Co. Ltd.	54,400	3,616,625
Pan Pacific International Holdings Corp.	318,500	1,612,832
Panasonic Holdings Corp.	51,200	1,418,258
Rakuten Group, Inc. (b)	14,900	69,070
Recruit Holdings Co. Ltd.	74,005	5,159,063
Renesas Electronics Corp.	18,000	532,386
Resona Holdings, Inc.	35,000	453,530
Resonac Holdings Corp.	1,100	119,797
Ryohin Keikaku Co. Ltd.	53,500	1,164,969
Sanrio Co. Ltd. (a)	40,400	273,435
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc.	10,400	$168,870
SCREEN Holdings Co. Ltd.	7,300	799,732
Secom Co. Ltd.	143,400	5,696,295
Seibu Holdings, Inc.	9,200	179,613
Sekisui House Ltd.	16,900	351,674
Seven & i Holdings Co. Ltd.	96,700	1,164,386
Shimano, Inc.	1,100	117,394
Shimizu Corp.	4,800	75,297
Shin-Etsu Chemical Co. Ltd.	70,800	3,052,862
Shionogi & Co. Ltd.	187,800	3,222,730
Shiseido Co. Ltd. (a)	6,100	98,261
SMC Corp.	600	263,147
SoftBank Corp.	3,034,600	3,885,558
SoftBank Group Corp.	21,800	799,836
Sompo Holdings, Inc.	17,400	667,843
Sony Group Corp.	274,700	5,543,861
Subaru Corp.	29,900	439,692
Sumitomo Corp.	76,800	731,969
Sumitomo Electric Industries Ltd.	31,600	569,101
Sumitomo Metal Mining Co. Ltd.	3,700	170,037
Sumitomo Mitsui Financial Group, Inc.	72,900	2,846,475
Sumitomo Mitsui Trust Group, Inc.	18,300	682,006
Sumitomo Realty & Development Co. Ltd.	8,800	202,558
Suntory Beverage & Food Ltd. (a)	31,887	882,300
Suzuki Motor Corp.	97,900	1,177,932
T&D Holdings, Inc.	7,700	227,743
Taisei Corp.	2,300	201,661
Takeda Pharmaceutical Co. Ltd.	176,351	5,593,536
TDK Corp.	18,100	397,582
Terumo Corp.	49,800	684,530
Tokio Marine Holdings, Inc.	95,300	4,223,046
Tokyo Electron Ltd.	22,100	10,490,786
Tokyo Gas Co. Ltd.	26,108	983,277
TOPPAN Holdings, Inc.	6,900	216,733
Toray Industries, Inc.	43,300	300,389
Toyota Motor Corp.	302,000	5,063,529
Toyota Tsusho Corp.	11,500	422,993
Unicharm Corp. (a)	159,718	927,303
West Japan Railway Co.	74,100	1,242,409
Yamaha Motor Co. Ltd. (a)	38,900	293,919
Yokogawa Electric Corp.	9,600	332,847
Yokohama Financial Group, Inc.	22,500	239,848
Zensho Holdings Co. Ltd. (a)	4,700	233,229
		224,974,103
LUXEMBOURG — 0.1%
ArcelorMittal SA	13,595	819,125
CVC Capital Partners PLC (a) (c)	9,812	142,581
Eurofins Scientific SE (a)	2,675	209,679
		1,171,385
Security Description	Shares	Value
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	22,000	$82,535
MEXICO — 0.0% *
Fresnillo PLC	7,916	287,983
NETHERLANDS — 4.8%
ABN AMRO Bank NV Dutch Certificate	18,310	778,320
Adyen NV (b) (c)	1,192	1,118,052
Akzo Nobel NV (a)	3,325	225,579
Argenx SE (b)	2,346	2,176,323
ASM International NV (a)	1,923	2,199,665
ASML Holding NV	13,231	26,039,624
ASR Nederland NV	4,027	304,053
BE Semiconductor Industries NV (a)	3,134	1,028,709
Euronext NV (c)	1,790	286,511
EXOR NV	5,772	442,142
Heineken Holding NV	4,803	366,542
Heineken NV	15,002	1,262,372
ING Groep NV	80,406	2,543,653
Koninklijke Ahold Delhaize NV	122,611	4,937,181
Koninklijke KPN NV	610,945	3,014,698
Koninklijke Philips NV	11,026	299,519
Magnum Ice Cream Co. NV (a) (b)	11,019	191,806
Nebius Group NV (a) (b)	196	54,129
NN Group NV	7,300	639,811
Universal Music Group NV	61,258	1,283,765
Wolters Kluwer NV	3,893	251,207
		49,443,661
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	165,310	785,205
Fisher & Paykel Healthcare Corp. Ltd. Class C	55,821	1,238,715
Infratil Ltd. (a)	43,482	381,657
Meridian Energy Ltd.	66,333	219,609
		2,625,186
NORWAY — 0.8%
Aker BP ASA	9,780	299,661
DNB Bank ASA	22,810	679,310
Equinor ASA	147,319	4,667,223
Gjensidige Forsikring ASA	21,350	577,791
Kongsberg Gruppen ASA	36,121	1,088,868
Mowi ASA	16,098	297,379
Norsk Hydro ASA	28,105	255,048
Orkla ASA	42,882	451,549
Telenor ASA	26,725	382,962
		8,699,791
POLAND — 0.0% *
InPost SA (b)	5,796	102,115
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 0.3%
Banco Comercial Portugues SA Class R	380,511	$450,265
EDP SA	63,934	334,852
Galp Energia SGPS SA	73,334	1,563,248
Jeronimo Martins SGPS SA	42,248	809,544
		3,157,909
SINGAPORE — 2.4%
CapitaLand Ascendas REIT	67,172	129,312
CapitaLand Integrated Commercial Trust REIT	98,790	181,014
DBS Group Holdings Ltd.	123,895	6,264,435
Keppel Ltd.	22,811	192,935
Oversea-Chinese Banking Corp. Ltd.	274,945	5,269,540
Sea Ltd. ADR (b)	2,430	232,867
Sembcorp Industries Ltd. (a)	19,500	95,732
Singapore Airlines Ltd.	199,149	1,182,469
Singapore Exchange Ltd.	200,400	3,730,822
Singapore Technologies Engineering Ltd.	300,800	2,416,260
Singapore Telecommunications Ltd.	416,200	1,419,028
STMicroelectronics NV	8,606	634,533
United Overseas Bank Ltd.	109,875	3,377,502
		25,126,449
SOUTH AFRICA — 0.1%
Anglo American PLC	10,846	532,196
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	2,301	94,706
SPAIN — 3.5%
Acciona SA (a)	281	89,055
ACS Actividades de Construccion y Servicios SA	2,301	338,575
Aena SME SA (c)	73,747	2,247,837
Amadeus IT Group SA (a)	4,476	261,397
Banco Bilbao Vizcaya Argentaria SA	131,331	3,283,797
Banco de Sabadell SA	156,234	553,551
Banco Santander SA	404,415	5,587,251
Bankinter SA	12,482	208,923
CaixaBank SA	188,059	2,662,872
Cellnex Telecom SA (b) (c)	5,403	161,535
Endesa SA (a)	43,380	1,977,903
Iberdrola SA	300,235	7,496,770
Indra Sistemas SA	3,297	180,633
Industria de Diseno Textil SA	100,510	6,334,010
Naturgy Energy Group SA	11,338	355,957
Redeia Corp. SA (a)	76,770	1,306,912
Repsol SA (a)	91,470	2,301,754
Telefonica SA (a)	123,348	495,840
		35,844,572
SWEDEN — 2.5%
AddTech AB Class B	13,706	483,484
Security Description	Shares	Value
Alfa Laval AB	13,885	$827,808
Assa Abloy AB Class B	46,174	1,633,574
Atlas Copco AB Class A	122,744	2,487,690
Atlas Copco AB Class B	90,385	1,603,520
Boliden AB	14,954	844,877
Epiroc AB Class A	28,793	791,066
Epiroc AB Class B	19,476	452,380
Essity AB Class B	31,758	900,091
Evolution AB (a) (b) (c)	9,011	619,345
H & M Hennes & Mauritz AB Class B (a)	18,077	311,365
Hexagon AB Class B	96,522	799,052
Industrivarden AB Class C (a)	4,717	259,290
Indutrade AB (a)	12,086	250,258
Investment AB Latour Class B	8,114	161,389
Investor AB Class B	38,893	1,617,704
L E Lundbergforetagen AB Class B	2,501	144,326
Lifco AB Class B	10,792	353,929
Nibe Industrier AB Class B (a)	21,769	81,020
Saab AB Class B	11,931	619,840
Sandvik AB	47,709	1,971,330
Securitas AB Class B	27,618	454,300
Skandinaviska Enskilda Banken AB Class A	34,995	697,503
Skanska AB Class B	6,961	186,429
SKF AB Class B	18,536	476,512
Svenska Cellulosa AB SCA Class B	8,516	87,200
Svenska Handelsbanken AB Class A	41,977	618,498
Swedbank AB Class A	19,656	735,210
Swedish Orphan Biovitrum AB (b)	7,961	380,029
Tele2 AB Class B	17,107	298,104
Telefonaktiebolaget LM Ericsson Class B	138,945	1,552,663
Telia Co. AB	45,231	220,637
Volvo AB Class B	80,738	2,748,787
		25,669,210
SWITZERLAND — 7.9%
ABB Ltd.	83,812	9,099,678
Avolta AG	1,992	133,352
Banque Cantonale Vaudoise (a)	9,831	1,442,993
Barry Callebaut AG	75	104,227
Belimo Holding AG	482	543,755
BKW AG	4,994	843,838
Chocoladefabriken Lindt & Spruengli AG (d)	68	792,413
Chocoladefabriken Lindt & Spruengli AG (d)	16	1,904,172
Cie Financiere Richemont SA Class A	23,296	5,387,552
DSM-Firmenich AG (a)	2,088	198,138
EMS-Chemie Holding AG	319	274,056
Galderma Group AG	628	143,171
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Geberit AG	2,693	$1,802,122
Givaudan SA	727	3,082,303
Helvetia Baloise Holding AG	10,269	2,655,567
Julius Baer Group Ltd.	3,741	323,711
Kuehne & Nagel International AG	5,498	1,335,564
Logitech International SA	8,959	841,201
Lonza Group AG	569	385,000
Nestle SA	170,786	17,589,910
Partners Group Holding AG	1,312	1,077,055
Sandoz Group AG	4,321	391,684
Schindler Holding AG (d)	2,898	962,826
Schindler Holding AG (d)	7,503	2,390,468
SGS SA	8,189	951,433
Sika AG	7,440	1,537,990
Sonova Holding AG	2,614	622,512
Straumann Holding AG	5,953	785,222
Swatch Group AG Class BR, Bearer Shares (a)	580	142,079
Swiss Life Holding AG	319	351,804
Swiss Prime Site AG	22,008	3,598,655
Swisscom AG	6,060	4,684,076
UBS Group AG	66,046	3,279,989
VAT Group AG (c)	1,258	1,101,345
Zurich Insurance Group AG	14,594	10,829,937
		81,589,798
UNITED KINGDOM — 11.9%
3i Group PLC	73,212	2,415,660
Admiral Group PLC	28,084	1,326,971
Associated British Foods PLC (a)	6,762	178,241
AstraZeneca PLC	102,693	19,218,188
Aviva PLC	42,896	370,183
BAE Systems PLC	235,358	5,760,264
Barclays PLC	443,739	2,983,632
British American Tobacco PLC	135,798	8,429,721
BT Group PLC	188,450	475,478
Bunzl PLC	23,374	815,908
Centrica PLC	214,345	486,050
CK Hutchison Holdings Ltd.	135,500	1,144,710
Coca-Cola Europacific Partners PLC	15,189	1,519,963
Compass Group PLC	151,261	4,885,730
Diageo PLC	117,297	2,370,264
GSK PLC	348,851	9,172,272
Halma PLC	16,689	871,399
HSBC Holdings PLC	412,286	7,829,427
Imperial Brands PLC	60,720	2,247,671
Informa PLC	14,517	174,218
International Consolidated Airlines Group SA Class DI (a)	42,900	271,822
Intertek Group PLC	9,359	721,081
J Sainsbury PLC	83,022	352,391
Kingfisher PLC	67,939	255,367
Land Securities Group PLC REIT	19,141	165,386
Legal & General Group PLC	101,049	383,575
Security Description	Shares	Value
Lloyds Banking Group PLC	1,587,432	$2,340,786
London Stock Exchange Group PLC	13,312	1,442,090
M&G PLC	22,442	100,141
Marks & Spencer Group PLC	43,012	212,366
Melrose Industries PLC	10,854	68,414
National Grid PLC	176,800	2,928,528
NatWest Group PLC	225,044	1,992,259
Next PLC	9,999	1,930,291
Pearson PLC	97,526	1,548,118
Reckitt Benckiser Group PLC	42,316	2,758,208
RELX PLC	116,372	3,654,397
Rentokil Initial PLC	32,345	183,139
Rolls-Royce Holdings PLC	357,537	6,855,215
Sage Group PLC	138,117	1,495,856
Schroders PLC	44,131	344,115
Segro PLC REIT	16,543	192,165
Severn Trent PLC	2,315	90,826
Smith & Nephew PLC	39,328	569,220
Smiths Group PLC	18,080	614,315
Spirax Group PLC	3,568	323,680
SSE PLC	18,466	597,039
Standard Chartered PLC	44,837	1,214,597
Standard Life PLC	8,221	90,891
Tesco PLC	434,219	2,643,565
Unilever PLC	196,823	11,827,332
United Utilities Group PLC	6,683	116,108
Vodafone Group PLC	961,798	1,271,440
Wise Group PLC Class A (b)	39,942	479,343
		122,710,016
UNITED STATES — 8.4%
Aegon Ltd.	27,866	236,969
Alcon AG	8,071	546,305
AP Moller - Maersk AS Class A	399	921,520
AP Moller - Maersk AS Class B	278	660,771
BP PLC	810,745	5,026,279
Buzzi SpA	3,976	203,605
Experian PLC	48,615	1,640,851
Ferrovial NV	1,843	126,384
Haleon PLC	619,574	2,859,238
Holcim AG	11,781	1,064,401
InterContinental Hotels Group PLC	364	62,699
Novartis AG	139,566	21,900,780
Octave Intelligence PLC SDR (a) (b)	4,078	65,901
Qiagen NV	37,112	1,438,382
Roche Holding AG	46,223	19,070,247
Roche Holding AG Class BR, Bearer Shares	4,808	2,021,786
Sanofi SA	49,780	4,273,064
Schneider Electric SE	23,630	7,710,418
Shell PLC	287,504	11,192,019
Spotify Technology SA (b)	534	245,176
Stellantis NV (a) (b)	323,556	1,840,545
Sunbelt Rentals Holdings, Inc.	19,653	1,433,600
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	10,346	$1,648,126
Tenaris SA	5,995	165,937
		86,355,003
TOTAL COMMON STOCKS (Cost $835,151,683)		1,024,563,871
RIGHTS — 0.0% *
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (b) (Cost $4,903)	2,301	4,833
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	87,949	87,949
State Street Navigator Securities Lending Portfolio II (g) (h)	25,720,269	25,720,269
TOTAL SHORT-TERM INVESTMENTS (Cost $25,808,218)		25,808,218
TOTAL INVESTMENTS — 101.8% (Cost $860,964,804)		1,050,376,922
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(18,363,515)
NET ASSETS — 100.0%		$1,032,013,407

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.7% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,024,551,046	$12,825	$—	$1,024,563,871
Rights	4,833	—	—	4,833
Short-Term Investments	25,808,218	—	—	25,808,218
TOTAL INVESTMENTS	$1,050,364,097	$12,825	$—	$1,050,376,922
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,629	$2,629	$36,561,782	$36,476,462	$—	$—	87,949	$87,949	$19,087
State Street Navigator Securities Lending Portfolio II	30,223,860	30,223,860	197,040,921	201,544,512	—	—	25,720,269	25,720,269	87,122
Total		$30,226,489	$233,602,703	$238,020,974	$—	$—		$25,808,218	$106,209
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 1.0%
Anglogold Ashanti PLC	6,619	$536,236
BRAZIL — 3.4%
Ambev SA	8,489	26,717
Ambev SA ADR (a)	3,828	12,020
Axia Energia SA	4,607	48,402
Axia Energia SA ADR	829	8,754
Axia Energia SA Class C, ADR (b)	196	2,068
B3 SA - Brasil Bolsa Balcao	8,704	24,434
Banco Bradesco SA	6,295	19,180
Banco Bradesco SA Preference Shares	18,654	65,232
Banco BTG Pactual SA	1,446	15,111
Banco do Brasil SA	10,683	41,094
BB Seguridade Participacoes SA	10,046	76,025
Caixa Seguridade Participacoes SA	8,143	31,009
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	16,608	95,105
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	3,549	20,513
Cia Energetica de Minas Gerais ADR	2,870	6,027
Cia Energetica de Minas Gerais Preference Shares	7,866	16,519
Cia Paranaense de Energia - Copel	11,624	33,732
CPFL Energia SA	3,068	26,543
Embraer SA	1,078	17,047
Energisa SA	1,558	14,448
Eneva SA (b)	4,037	20,840
Engie Brasil Energia SA	1,778	11,965
Equatorial SA	5,367	40,377
Gerdau SA Preference Shares	6,310	25,333
Itau Unibanco Holding SA ADR	10,012	81,798
Itau Unibanco Holding SA Preference Shares	3,918	31,929
Itausa SA Preference Shares	55,409	143,234
Klabin SA	447	1,446
Localiza Rent a Car SA	11,625	93,297
MBRF Global Foods Co. SA	4,149	14,453
NU Holdings Ltd. Class A (b)	4,368	58,357
Petroleo Brasileiro SA - Petrobras	3,106	25,071
Petroleo Brasileiro SA - Petrobras ADR (c)	7,330	107,311
Petroleo Brasileiro SA - Petrobras ADR (c)	4,959	80,137
Petroleo Brasileiro SA - Petrobras Preference Shares	2,637	19,258
PRIO SA (b)	2,180	21,964
Raia Drogasil SA	9,159	29,746
Rede D'Or Sao Luiz SA (d)	1,907	12,788
Rumo SA	1,668	4,328
Suzano SA	1,986	15,252
Suzano SA ADR	1,184	9,188
Telefonica Brasil SA	9,379	61,519
Security Description	Shares	Value
Telefonica Brasil SA ADR (a)	673	$8,857
TIM SA	31	131
TIM SA ADR (a)	450	9,639
Ultrapar Participacoes SA	40	201
Ultrapar Participacoes SA ADR	2,789	14,001
Vale SA	200	3,009
Vale SA ADR	9,524	143,241
Vibra Energia SA	5,694	32,882
WEG SA	16,030	145,281
XP, Inc. Class A	784	12,748
		1,879,561
CHILE — 0.6%
Banco de Chile	53,238	10,421
Banco de Credito e Inversiones SA	534	35,076
Banco Santander Chile ADR	21	692
Cencosud SA	2,150	4,966
Empresas Copec SA	3,300	20,582
Enel Chile SA	6,638	583
Enel Chile SA ADR	273	1,229
Falabella SA	14,551	90,832
Latam Airlines Group SA	1,466,589	42,641
Plaza SA	19,930	82,133
Sociedad Quimica y Minera de Chile SA ADR	108	7,996
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	161	11,952
		309,103
CHINA — 21.2%
360 Security Technology, Inc. Class A	14,400	18,435
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,900	5,282
3SBio, Inc. (d)	19,000	40,922
AAC Technologies Holdings, Inc.	1,500	8,168
ACM Research Shanghai, Inc. Class A	218	13,874
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,282	88,482
Agricultural Bank of China Ltd. Class A	27,500	24,591
Agricultural Bank of China Ltd. Class H	378,000	257,397
Alibaba Group Holding Ltd.	24,249	287,109
Alibaba Group Holding Ltd. ADR	177	16,703
Aluminum Corp. of China Ltd. Class H	8,000	7,610
Anhui Conch Cement Co. Ltd. Class A	2,400	5,993
Anhui Conch Cement Co. Ltd. Class H (a)	5,500	11,762
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	390	19,503
Anker Innovations Technology Co. Ltd. Class A	160	2,463
ANTA Sports Products Ltd.	12,000	108,722
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Baidu, Inc. Class A (b)	4,964	$69,377
Bank of Beijing Co. Ltd. Class A	24,900	17,974
Bank of China Ltd. Class A	15,700	13,230
Bank of China Ltd. Class H	810,071	515,459
Bank of Communications Co. Ltd. Class A	14,300	13,546
Bank of Communications Co. Ltd. Class H	132,000	113,450
Bank of Hangzhou Co. Ltd. Class A	1,800	3,832
Bank of Jiangsu Co. Ltd. Class A	11,760	18,676
Bank of Nanjing Co. Ltd. Class A	3,700	5,391
Bank of Ningbo Co. Ltd. Class A	3,500	15,309
Bank of Shanghai Co. Ltd. Class A	27,170	34,743
Baoshan Iron & Steel Co. Ltd. Class A	7,100	5,680
Beijing Enterprises Holdings Ltd.	2,000	6,855
Beijing Kingsoft Office Software, Inc. Class A	204	6,403
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	324	1,287
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	99,900	66,669
Biwin Storage Technology Co. Ltd. Class A	334	24,343
BOC Aviation Ltd. (d)	900	9,325
BOE Technology Group Co. Ltd. Class A	83,400	106,646
Bosideng International Holdings Ltd.	58,000	31,655
BYD Co. Ltd. Class A	900	10,567
BYD Co. Ltd. Class H	6,700	61,899
BYD Electronic International Co. Ltd. (a)	3,000	8,003
C&D International Investment Group Ltd. (a)	7,000	12,050
Cambricon Technologies Corp. Ltd. Class A	200	47,011
CGN Power Co. Ltd. Class H (d)	254,100	86,838
Chaozhou Three-Circle Group Co. Ltd. Class A	3,000	73,763
China CITIC Bank Corp. Ltd. Class H	204,000	172,991
China Coal Energy Co. Ltd. Class H	20,000	25,121
China Construction Bank Corp. Class A	11,800	16,740
China Construction Bank Corp. Class H	687,394	707,375
China Eastern Airlines Corp. Ltd. Class A (b)	32,900	18,466
China Everbright Bank Co. Ltd. Class A	66,600	28,355
China Feihe Ltd. (d)	6,000	2,142
China Galaxy Securities Co. Ltd. Class H	7,834	7,352
China Gas Holdings Ltd. (a)	14,354	9,481
China Gold International Resources Corp. Ltd.	600	9,373
China Hongqiao Group Ltd.	8,500	21,743
Security Description	Shares	Value
China International Capital Corp. Ltd. Class H (d)	3,600	$9,640
China Life Insurance Co. Ltd. Class H	23,000	78,191
China Longyuan Power Group Corp. Ltd. Class H	12,000	7,651
China Mengniu Dairy Co. Ltd.	11,000	22,569
China Merchants Bank Co. Ltd. Class A	4,691	24,533
China Merchants Bank Co. Ltd. Class H	17,500	100,242
China Merchants Port Holdings Co. Ltd.	4,000	6,294
China Minsheng Banking Corp. Ltd. Class A	7,500	3,558
China Minsheng Banking Corp. Ltd. Class H	106,460	42,627
China National Building Material Co. Ltd. Class H	34,924	23,781
China National Nuclear Power Co. Ltd. Class A	8,500	11,307
China National Software & Service Co. Ltd. Class A (b)	2,700	11,185
China Oilfield Services Ltd. Class H	8,000	6,376
China Overseas Land & Investment Ltd.	19,500	29,988
China Pacific Insurance Group Co. Ltd. Class A	2,200	9,243
China Pacific Insurance Group Co. Ltd. Class H	7,800	26,736
China Petroleum & Chemical Corp. Class A	11,600	7,622
China Petroleum & Chemical Corp. Class H	294,395	150,162
China Power International Development Ltd. (a)	16,000	5,590
China Railway Group Ltd. Class A	14,500	8,908
China Railway Group Ltd. Class H (a)	67,000	28,280
China Resources Beer Holdings Co. Ltd.	4,092	11,104
China Resources Gas Group Ltd.	2,700	5,047
China Resources Land Ltd.	12,444	47,605
China Resources Microelectronics Ltd. Class A	2,082	29,920
China Resources Mixc Lifestyle Services Ltd. (d)	5,200	24,322
China Resources Power Holdings Co. Ltd. (a)	10,267	22,152
China Shenhua Energy Co. Ltd. Class A	1,600	9,202
China Shenhua Energy Co. Ltd. Class H (a)	28,000	143,248
China State Construction Engineering Corp. Ltd. Class A	58,800	37,595
China Taiping Insurance Holdings Co. Ltd.	4,810	11,053
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Three Gorges Renewables Group Co. Ltd. Class A	27,300	$14,921
China Tower Corp. Ltd. Class H (d)	22,100	24,828
China United Network Communications Ltd. Class A	24,400	14,378
China Vanke Co. Ltd. Class A (b)	1,600	698
China Yangtze Power Co. Ltd. Class A	35,200	137,263
Chongqing Rural Commercial Bank Co. Ltd. Class A	10,900	9,811
Chongqing Zhifei Biological Products Co. Ltd. Class A (b)	500	861
Chow Tai Fook Jewellery Group Ltd. (a)	14,400	20,015
CICT Mobile Communication Technology Co. Ltd. Class A (b)	7,786	22,757
CITIC Ltd.	23,000	31,118
CITIC Securities Co. Ltd. Class H	2,300	7,995
CMOC Group Ltd. Class A	7,400	19,132
CMOC Group Ltd. Class H	33,000	63,879
Contemporary Amperex Technology Co. Ltd. Class A	300	17,369
COSCO Shipping Holdings Co. Ltd. Class A	4,000	7,814
COSCO Shipping Holdings Co. Ltd. Class H (a)	14,750	24,470
CRRC Corp. Ltd. Class H	19,000	10,879
CSPC Pharmaceutical Group Ltd.	15,840	14,079
Daqin Railway Co. Ltd. Class A	800	543
Eastroc Beverage Group Co. Ltd. Class A	1,027	18,675
Empyrean Technology Co. Ltd. Class A	900	15,834
ENN Energy Holdings Ltd.	2,100	10,835
Eoptolink Technology, Inc. Ltd. Class A	1,400	125,192
Far East Horizon Ltd.	12,000	8,187
Focus Media Information Technology Co. Ltd. Class A	12,300	8,770
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,439	16,800
Full Truck Alliance Co. Ltd. ADR	1,832	14,876
Fuyao Glass Industry Group Co. Ltd. Class A	2,400	17,834
Fuyao Glass Industry Group Co. Ltd. Class H (d)	6,400	41,785
Ganfeng Lithium Group Co. Ltd. Class A	100	964
GCL Technology Holdings Ltd. (a) (b)	122,000	10,734
Geely Automobile Holdings Ltd.	11,000	23,649
Giant Biogene Holding Co. Ltd. (a) (d)	3,800	12,841
GigaDevice Semiconductor, Inc. Class A	300	36,019
Great Wall Motor Co. Ltd. Class H	8,500	9,549
Gree Electric Appliances, Inc. of Zhuhai Class A	1,100	6,077
Security Description	Shares	Value
Guangdong Haid Group Co. Ltd. Class A	2,000	$13,144
Guangdong Investment Ltd.	10,000	9,895
Guobo Electronics Co. Ltd. Class A	871	13,383
Guotai Haitong Securities Co. Ltd.	16,000	42,899
Guotai Haitong Securities Co. Ltd. Class H (d)	5,808	10,998
Haidilao International Holding Ltd. (a) (d)	18,000	24,376
Haier Smart Home Co. Ltd. Class H	6,600	16,816
Hainan Airlines Holding Co. Ltd. Class A (b)	3,600	716
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,600	28,989
Hansoh Pharmaceutical Group Co. Ltd. (d)	14,000	52,879
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,800	9,240
Hengan International Group Co. Ltd.	1,374	3,809
Hengtong Optic-electric Co. Ltd. Class A	4,000	64,431
Hithink RoyalFlush Information Network Co. Ltd. Class A	560	19,882
Hua Hong Grace Semiconductor Ltd. Class A (b)	785	38,892
Huadong Medicine Co. Ltd. Class A	960	3,977
Huaneng Power International, Inc. Class A	1,500	1,677
Huaneng Power International, Inc. Class H (a)	102,000	71,277
Huatai Securities Co. Ltd. Class H (a) (d)	3,243	6,906
Huaxia Bank Co. Ltd. Class A	13,000	12,238
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,286
Hundsun Technologies, Inc. Class A	4,140	12,924
Hwatsing Technology Co. Ltd. Class A	723	34,316
Hygon Information Technology Co. Ltd. Class A	1,691	92,248
Iflytek Co. Ltd. Class A	3,400	20,456
Imeik Technology Development Co. Ltd. Class A	140	1,799
Industrial & Commercial Bank of China Ltd. Class A	11,300	11,769
Industrial & Commercial Bank of China Ltd. Class H	682,448	559,566
Industrial Bank Co. Ltd. Class A	8,300	20,249
Ingenic Semiconductor Co. Ltd. Class A	500	18,334
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,000	7,060
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,800	15,306
JA Solar Technology Co. Ltd. Class A (b)	2,700	3,222
JD Logistics, Inc. (b) (d)	9,300	13,935
JD.com, Inc. Class A	11,262	142,533
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co. Ltd. Class A	500	$7,923
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	942	7,222
Jiangxi Copper Co. Ltd. Class A	300	1,914
Jiangxi Copper Co. Ltd. Class H	6,000	23,657
KE Holdings, Inc. ADR (a)	419	6,088
Kuaishou Technology (d)	26,600	141,106
Kunlun Energy Co. Ltd.	32,000	26,238
Kweichow Moutai Co. Ltd. Class A	1,100	192,110
Laopu Gold Co. Ltd. Class H (a)	400	17,669
Lenovo Group Ltd.	86,915	255,135
Li Auto, Inc. Class A (b)	3,200	18,803
Li Ning Co. Ltd.	2,000	3,754
Longfor Group Holdings Ltd. (a) (d)	10,951	8,351
LONGi Green Energy Technology Co. Ltd. Class A (b)	17,260	33,361
Loongson Technology Corp. Ltd. Class A (b)	748	17,044
Luzhou Laojiao Co. Ltd. Class A	1,400	15,988
Meituan Class B (b) (d)	6,247	54,567
Metallurgical Corp. of China Ltd. Class A	12,900	4,637
Midea Group Co. Ltd. Class A	2,100	23,367
Midea Group Co. Ltd. Class H (a)	3,700	38,972
MINISO Group Holding Ltd.	5,000	15,034
Muyuan Foods Group Co. Ltd. Class A	6,300	32,475
NARI Technology Co. Ltd. Class A	5,200	17,504
National Silicon Industry Group Co. Ltd. Class A (b)	5,474	32,168
NAURA Technology Group Co. Ltd. Class A	1,250	162,890
NetEase, Inc.	17,035	439,666
New China Life Insurance Co. Ltd. Class H	4,000	23,473
New Hope Liuhe Co. Ltd. Class A	12,700	11,731
New Oriental Education & Technology Group, Inc.	730	3,340
Ningbo Deye Technology Corp. Class A	900	14,078
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,600	7,787
NIO, Inc. Class A (b)	112	553
Nongfu Spring Co. Ltd. Class H (d)	33,000	166,724
OmniVision Integrated Circuits Group, Inc.	700	9,781
PDD Holdings, Inc. ADR (b)	5,580	425,642
People's Insurance Co. Group of China Ltd. Class H	90,000	53,825
PetroChina Co. Ltd. Class H	152,000	164,365
PICC Property & Casualty Co. Ltd. Class H	42,270	77,187
Ping An Bank Co. Ltd. Class A	9,700	14,361
Ping An Insurance Group Co. of China Ltd. Class A	2,100	14,769
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	21,500	$139,960
Piotech, Inc. Class A	442	54,176
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	682
Pop Mart International Group Ltd. (a) (d)	5,800	114,417
Postal Savings Bank of China Co. Ltd. Class A	19,900	14,453
Postal Savings Bank of China Co. Ltd. Class H (d)	159,000	92,658
Power Construction Corp. of China Ltd. Class A	4,000	2,770
QuantumCTek Co. Ltd. Class A	137	10,172
SAIC Motor Corp. Ltd. Class A	4,000	5,751
Sanan Optoelectronics Co. Ltd. Class A	5,800	18,131
SF Holding Co. Ltd. Class A	2,500	11,513
SG Micro Corp. Class A	700	14,796
Shaanxi Coal Industry Co. Ltd. Class A	7,100	21,285
Shandong Gold Mining Co. Ltd. Class H (d)	14,750	31,411
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,524
Shandong Sun Paper Industry JSC Ltd. Class A	3,300	6,072
Shanghai Baosight Software Co. Ltd. Class A	1,898	4,650
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	877	13,786
Shanghai International Airport Co. Ltd. Class A	1,700	5,785
Shanghai Pudong Development Bank Co. Ltd. Class A	9,524	12,080
Shanghai RAAS Blood Products Co. Ltd. Class A	13,600	8,695
Shanghai Stonehill Technology Co. Ltd. Class A	11,600	11,176
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,560	25,135
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	700	14,007
Shenzhou International Group Holdings Ltd.	1,700	8,533
Sichuan Chuantou Energy Co. Ltd. Class A	3,899	8,139
Sino Biopharmaceutical Ltd.	8,000	4,499
Sinopharm Group Co. Ltd. Class H	13,200	26,780
Skyverse Technology Co. Ltd. Class A (b)	604	38,262
Sungrow Power Supply Co. Ltd. Class A	1,080	25,301
Sunny Optical Technology Group Co. Ltd.	1,693	13,169
SUPCON Technology Co. Ltd. Class A	1,273	22,036
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Suzhou TFC Optical Communication Co. Ltd. Class A	812	$36,208
TCL Technology Group Corp. Class A	31,520	27,025
Tencent Holdings Ltd.	7,578	415,328
Tencent Music Entertainment Group ADR	776	6,480
Tianshui Huatian Technology Co. Ltd. Class A	5,600	18,405
Tingyi Cayman Islands Holding Corp. (a)	50,000	62,356
Tongwei Co. Ltd. Class A (b)	6,800	12,131
Trip.com Group Ltd. (b)	934	37,112
Tsingtao Brewery Co. Ltd. Class H	6,000	32,930
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	12,800
Victory Giant Technology Huizhou Co. Ltd. Class A	400	20,414
Vipshop Holdings Ltd. ADR	3,429	45,469
Wanhua Chemical Group Co. Ltd. Class A	1,000	10,078
Want Want China Holdings Ltd.	53,000	22,911
Weichai Power Co. Ltd. Class H	5,000	21,742
Wens Foodstuff Group Co. Ltd. Class A	11,700	21,235
Wintime Energy Group Co. Ltd. Class A (b)	3,500	830
Wuhan Guide Infrared Co. Ltd. Class A (b)	9,900	19,339
Wuliangye Yibin Co. Ltd. Class A	2,300	25,074
WUS Printed Circuit Kunshan Co. Ltd. Class A	700	15,757
WuXi AppTec Co. Ltd. Class A	2,000	36,685
WuXi AppTec Co. Ltd. Class H (a) (d)	3,320	65,070
Wuxi Biologics Cayman, Inc. (b) (d)	2,000	8,824
Xiaomi Corp. Class B (b) (d)	31,600	87,200
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	5,068	13,013
XPeng, Inc. Class A (b)	2,000	12,918
Yadea Group Holdings Ltd. (d)	13,130	14,918
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (a) (d)	500	16,284
Yankuang Energy Group Co. Ltd. Class H (a)	13,000	18,318
Yealink Network Technology Corp. Ltd. Class A	3,070	15,296
Yum China Holdings, Inc.	865	35,253
Yunnan Aluminium Co. Ltd. Class A	3,400	11,090
Yunnan Baiyao Group Co. Ltd. Class A	1,040	7,258
Zangge Mining Co. Ltd. Class A	2,800	28,594
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	9,659
Zhaojin Mining Industry Co. Ltd. Class H	8,000	16,720
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,887
Security Description	Shares	Value
Zhongji Innolight Co. Ltd. Class A	1,160	$217,030
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,100	5,619
Zijin Mining Group Co. Ltd. Class A	11,500	42,591
Zijin Mining Group Co. Ltd. Class H	56,000	195,663
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,447	1,486
ZTE Corp. Class A (b)	7,300	38,920
ZTE Corp. Class H (a)	2,280	6,641
ZTO Express Cayman, Inc.	1,015	22,210
		11,659,559
COLOMBIA — 0.0% *
Grupo Cibest SA	572	12,940
Interconexion Electrica SA ESP	1,086	9,291
		22,231
CZECH REPUBLIC — 0.2%
CEZ AS	1,271	74,371
Moneta Money Bank AS (d)	2,089	18,325
		92,696
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	24,021	62,262
Commercial International Bank - Egypt (CIB) GDR	19,155	48,845
Eastern Co. SAE	19,843	15,128
Talaat Moustafa Group	6,958	13,366
		139,601
GREECE — 0.7%
Allwyn AG	4,392	69,898
Alpha Bank SA	5,684	25,676
Eurobank SA	9,175	43,690
FF Group (b) (e)	491	—
Hellenic Telecommunications Organization SA	5,324	118,269
Jumbo SA	1,277	32,762
National Bank of Greece SA	2,630	45,359
Piraeus Bank SA (b)	3,457	35,919
		371,573
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (b) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,072,393	—
Orient Overseas International Ltd. (a)	500	7,778
Zijin Gold International Co. Ltd.	2,800	31,599
		39,377
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC (b)	3,776	44,878
OTP Bank Nyrt	1,017	150,109
Richter Gedeon Nyrt	1,332	51,558
		246,545
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
INDIA — 13.4%
ABB India Ltd.	387	$28,745
Adani Ports & Special Economic Zone Ltd.	687	13,138
Adani Power Ltd. (b)	357	844
Ambuja Cements Ltd.	701	3,124
APL Apollo Tubes Ltd.	1,220	23,053
Apollo Hospitals Enterprise Ltd.	836	76,677
Asian Paints Ltd.	5,382	149,858
Astral Ltd.	332	4,684
Avenue Supermarts Ltd. (b) (d)	720	33,321
Axis Bank Ltd.	5,095	72,432
Bajaj Auto Ltd.	822	84,372
Bajaj Finance Ltd.	1,525	16,187
Bajaj Finserv Ltd.	439	8,256
Bank of Baroda	4,787	13,776
Bharat Electronics Ltd.	34,133	148,491
Bharat Petroleum Corp. Ltd.	11,079	35,528
Bharti Airtel Ltd.	11,289	220,869
Bosch Ltd.	128	53,954
Britannia Industries Ltd.	2,303	125,212
BSE Ltd. (b)	2,038	83,226
Canara Bank	9,954	13,199
CG Power & Industrial Solutions Ltd.	1,574	15,832
Cipla Ltd.	9,981	154,515
Coal India Ltd.	19,407	90,014
Colgate-Palmolive India Ltd.	1,521	32,103
Cummins India Ltd.	1,357	81,133
Dabur India Ltd.	5,140	22,926
Divi's Laboratories Ltd.	718	49,903
Dixon Technologies India Ltd.	362	45,585
Dr. Reddy's Laboratories Ltd.	4,959	71,096
Dr. Reddy's Laboratories Ltd. ADR (a)	5,133	74,377
Eicher Motors Ltd.	1,981	148,033
Eternal Ltd. (b)	11,194	31,291
FSN E-Commerce Ventures Ltd. (b)	9,462	31,072
GAIL India Ltd. GDR	966	11,302
Godrej Consumer Products Ltd.	669	7,138
Grasim Industries Ltd.	645	21,123
Havells India Ltd.	2,379	29,136
HCL Technologies Ltd.	19,177	217,137
HDFC Asset Management Co. Ltd. (d)	2,012	56,395
HDFC Bank Ltd.	29,429	248,079
HDFC Life Insurance Co. Ltd. (d)	1,583	9,630
Hero MotoCorp Ltd.	1,102	55,814
Hindalco Industries Ltd.	3,144	31,773
Hindustan Aeronautics Ltd.	1,667	77,156
Hindustan Petroleum Corp. Ltd.	3,431	14,297
Hindustan Unilever Ltd.	10,219	228,673
ICICI Bank Ltd.	7,839	113,885
ICICI Bank Ltd. ADR	2,096	60,847
ICICI Lombard General Insurance Co. Ltd. (d)	2,872	52,844
Security Description	Shares	Value
Indian Hotels Co. Ltd.	4,967	$37,463
Indian Oil Corp. Ltd.	14,594	21,489
Indus Towers Ltd. (b)	11,232	46,478
IndusInd Bank Ltd.	2,424	23,667
Infosys Ltd.	23,006	243,139
Infosys Ltd. ADR (a)	21,460	225,115
InterGlobe Aviation Ltd. (d)	670	37,998
ITC Ltd.	47,340	143,507
Jio Financial Services Ltd.	6,112	15,267
JSW Steel Ltd.	1,656	21,455
Kotak Mahindra Bank Ltd.	27,339	113,288
Larsen & Toubro Ltd.	23	1,007
Larsen & Toubro Ltd. GDR	641	27,883
LTM Ltd. (d)	2,662	99,496
Lupin Ltd.	2,204	56,323
Mahindra & Mahindra Ltd.	63	2,042
Mahindra & Mahindra Ltd. GDR	865	27,680
Mankind Pharma Ltd.	122	3,281
Marico Ltd.	12,446	109,953
Maruti Suzuki India Ltd.	711	106,020
Max Healthcare Institute Ltd.	1,588	18,944
Mphasis Ltd.	1,357	30,988
MRF Ltd.	29	39,159
National Aluminium Co. Ltd.	7,711	27,664
Nestle India Ltd.	12,865	190,980
NMDC Ltd.	31,801	28,610
NTPC Ltd.	7,919	29,837
Oil & Natural Gas Corp. Ltd.	11,662	28,940
Oracle Financial Services Software Ltd.	177	20,149
Page Industries Ltd.	57	24,911
Persistent Systems Ltd.	2,046	93,515
Petronet LNG Ltd.	11,581	34,354
PI Industries Ltd.	324	8,746
Pidilite Industries Ltd.	7,655	128,801
Polycab India Ltd.	483	50,826
Power Finance Corp. Ltd.	3,624	16,244
Power Grid Corp. of India Ltd.	9,636	29,145
Punjab National Bank	16,466	18,559
REC Ltd.	2,184	8,394
Reliance Industries Ltd.	7,639	104,418
Reliance Industries Ltd. GDR (d)	1,485	82,269
SBI Life Insurance Co. Ltd. (d)	322	6,006
Shree Cement Ltd.	12	3,201
Shriram Finance Ltd.	1,111	12,232
Siemens Energy India Ltd.	794	30,896
Siemens Ltd. (b)	135	5,134
Solar Industries India Ltd.	233	46,020
State Bank of India	1,330	14,428
State Bank of India GDR	340	36,856
Sun Pharmaceutical Industries Ltd.	6,668	131,199
Supreme Industries Ltd.	758	25,287
Tata Consultancy Services Ltd.	18,706	401,455
Tata Consumer Products Ltd.	1,324	15,045
Tata Motors Ltd./new	19,775	88,358
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tata Motors Passenger Vehicles Ltd.	7,093	$26,391
Tata Power Co. Ltd.	1,760	7,168
Tata Steel Ltd.	3,133	6,224
Tata Steel Ltd. GDR	776	15,908
Tech Mahindra Ltd.	7,726	114,651
Titan Co. Ltd.	1,950	90,724
Torrent Pharmaceuticals Ltd.	3,549	173,219
Trent Ltd.	2,536	87,944
TVS Motor Co. Ltd.	573	20,948
UltraTech Cement Ltd.	100	11,888
Union Bank of India Ltd.	7,896	14,383
United Spirits Ltd.	3,101	44,239
UPL Ltd.	1,245	7,513
Vedanta Aluminium Metal Ltd. (b)	12,588	59,638
Vedanta Ltd.	14,116	41,867
WAAREE Energies Ltd.	2,351	73,193
Wipro Ltd.	31,112	56,003
Yes Bank Ltd. (b)	31,328	8,003
Zydus Lifesciences Ltd.	1,282	15,068
		7,361,148
INDONESIA — 0.5%
Astra International Tbk. PT	61,100	15,446
Bank Central Asia Tbk. PT	596,925	185,287
Bank Mandiri Persero Tbk. PT	148,800	32,040
Bank Negara Indonesia Persero Tbk. PT	24,400	4,312
Bank Rakyat Indonesia Persero Tbk. PT	177,249	27,063
GoTo Gojek Tokopedia Tbk. PT (b)	1,179,600	3,299
Telkom Indonesia Persero Tbk. PT	130,275	17,122
United Tractors Tbk. PT	8,900	11,449
		296,018
KUWAIT — 0.7%
Kuwait Finance House KSCP	71,932	178,088
Mobile Telecommunications Co. KSCP	2,934	5,777
National Bank of Kuwait SAKP	79,015	205,572
		389,437
LUXEMBOURG — 0.0% *
Reinet Investments SCA	619	17,124
MALAYSIA — 1.4%
AMMB Holdings Bhd.	12,000	18,747
CelcomDigi Bhd.	16,300	10,673
CIMB Group Holdings Bhd.	21,832	39,675
Gamuda Bhd.	15,033	16,111
Hong Leong Bank Bhd.	15,720	82,503
IHH Healthcare Bhd.	54,500	112,275
IOI Corp. Bhd.	9,000	9,315
Kuala Lumpur Kepong Bhd.	1,231	6,388
Malayan Banking Bhd.	75,840	200,504
Maxis Bhd.	11,700	9,699
MISC Bhd.	1,000	1,913
Petronas Chemicals Group Bhd.	8,700	8,641
Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd.	27,600	$51,985
Public Bank Bhd.	45,255	53,274
SD Guthrie Bhd.	4,467	6,551
Telekom Malaysia Bhd.	35,559	64,883
Tenaga Nasional Bhd.	17,700	61,988
		755,125
MEXICO — 2.1%
America Movil SAB de CV (a)	102,261	132,554
Arca Continental SAB de CV (a)	320	3,838
Cemex SAB de CV (a)	33,083	39,759
Coca-Cola Femsa SAB de CV (a)	586	6,200
Fibra Uno Administracion SA de CV REIT	10,778	18,486
Fomento Economico Mexicano SAB de CV (a)	2,424	30,928
Gruma SAB de CV Class B (a)	1,570	25,242
Grupo Aeroportuario del Centro Norte SAB de CV (a)	3,098	43,902
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	75	1,898
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	2,036	62,257
Grupo Bimbo SAB de CV (a)	2,320	7,588
Grupo Carso SAB de CV (a)	703	5,258
Grupo Financiero Banorte SAB de CV Class O	6,915	73,041
Grupo Financiero Inbursa SAB de CV Class O (a)	3,270	7,777
Grupo Mexico SAB de CV (a)	25,626	290,727
Industrias Penoles SAB de CV (a)	444	19,420
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,540	3,413
Promotora y Operadora de Infraestructura SAB de CV	2,312	36,753
Sigma Foods SAB de CV (a)	21,053	19,350
Southern Copper Corp.	952	165,896
Wal-Mart de Mexico SAB de CV (a)	53,011	155,844
		1,150,131
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	2,281	66,810
Credicorp Ltd.	555	216,217
		283,027
PHILIPPINES — 0.5%
Ayala Corp.	490	3,337
Ayala Land, Inc.	5,400	1,302
Bank of the Philippine Islands	20,587	32,204
BDO Unibank, Inc.	21,899	42,285
International Container Terminal Services, Inc.	6,970	101,080
Manila Electric Co.	5,240	48,669
Metropolitan Bank & Trust Co.	3,596	3,809
PLDT, Inc.	401	7,384
SM Investments Corp.	735	7,066
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SM Prime Holdings, Inc.	10,700	$3,156
		250,292
POLAND — 0.7%
Asseco Poland SA	460	20,455
Bank Polska Kasa Opieki SA	521	31,713
Budimex SA	151	29,615
Dino Polska SA (b) (d)	5,326	40,241
Erste Bank Polska SA	95	16,291
KGHM Polska Miedz SA	403	35,515
LPP SA	2	9,726
mBank SA (b)	128	46,448
ORLEN SA	2,080	70,055
PGE Polska Grupa Energetyczna SA (b)	6,272	15,752
Powszechna Kasa Oszczednosci Bank Polski SA	1,645	45,138
Powszechny Zaklad Ubezpieczen SA	1,314	22,939
		383,888
QATAR — 0.7%
Al Rayan Bank	31,142	17,568
Commercial Bank PSQC	9,939	11,053
Dukhan Bank	19,786	18,145
Industries Qatar QSC	5,492	16,592
Nebras Energy	5,902	23,196
Ooredoo QPSC	22,893	83,310
Qatar Fuel QSC	8,438	32,677
Qatar Gas Transport Co. Ltd.	11,394	13,441
Qatar Islamic Bank QPSC	7,355	44,138
Qatar National Bank QPSC	32,402	153,511
		413,631
ROMANIA — 0.0% *
NEPI Rockcastle NV	738	6,595
RUSSIA — 0.0%
PhosAgro PJSC (b) (e)	3	—
PhosAgro PJSC GDR (b) (e)	401	—
Polyus PJSC GDR (b) (e)	1,392	—
Severstal PAO GDR (b) (e)	5,724	—
Surgutneftegas PJSC ADR (b) (e)	34,802	—
		—
SAUDI ARABIA — 4.2%
Al Rajhi Bank	10,156	178,133
Alinma Bank	6,030	39,224
Almarai Co. JSC	3,674	44,473
Arab National Bank	2,645	14,601
Arabian Internet & Communications Services Co.	974	52,962
Bank AlBilad	1,708	11,088
Bank Al-Jazira	2,496	7,713
Banque Saudi Fransi	3,783	19,533
Bupa Arabia for Cooperative Insurance Co.	798	37,147
Co. for Cooperative Insurance	1,171	45,846
Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (b)	5,835	$27,970
Dr. Sulaiman Al Habib Medical Services Group Co.	2,184	123,232
Elm Co.	979	179,009
Etihad Etisalat Co.	6,543	105,271
Jarir Marketing Co.	28,434	126,838
Makkah Construction & Development Co.	747	16,492
Mouwasat Medical Services Co.	1,218	20,666
Riyad Bank	4,383	23,226
SABIC Agri-Nutrients Co.	4,044	133,250
SAL Saudi Logistics Services	301	14,428
Saudi Arabian Mining Co. (b)	933	14,750
Saudi Arabian Oil Co. (d)	84,086	584,565
Saudi Awwal Bank	2,137	18,406
Saudi Basic Industries Corp.	5,188	71,181
Saudi Energy Co.	11,760	55,714
Saudi National Bank	10,302	106,003
Saudi Tadawul Group Holding Co.	40	1,409
Saudi Telecom Co.	22,438	258,229
		2,331,359
SOUTH AFRICA — 2.3%
Absa Group Ltd.	3,757	52,245
Bid Corp. Ltd.	587	15,995
Bidvest Group Ltd.	958	13,997
Capitec Bank Holdings Ltd.	874	253,302
Clicks Group Ltd. (a)	2,760	38,305
Discovery Ltd.	735	11,849
FirstRand Ltd.	9,821	58,279
Gold Fields Ltd.	10,634	357,462
Harmony Gold Mining Co. Ltd.	6,269	95,622
Impala Platinum Holdings Ltd.	969	10,169
MTN Group Ltd.	3,398	47,240
Naspers Ltd. Class N	1,022	51,170
Nedbank Group Ltd.	1,433	23,602
OUTsurance Group Ltd.	6,118	29,358
Remgro Ltd.	1,375	16,527
Sanlam Ltd.	8,833	47,549
Sasol Ltd. (b)	2,917	28,771
Shoprite Holdings Ltd.	1,117	20,105
Sibanye Stillwater Ltd.	3,730	7,924
Standard Bank Group Ltd.	3,546	69,897
Valterra Platinum Ltd.	279	18,834
Vodacom Group Ltd. (a)	1,173	10,862
		1,279,064
SOUTH KOREA — 11.9%
Amorepacific Corp.	45	3,070
APR Corp.	509	126,650
Celltrion, Inc.	495	55,369
DB Insurance Co. Ltd.	196	16,940
Doosan Enerbility Co. Ltd. (b)	102	5,715
Hana Financial Group, Inc.	1,368	101,189
Hankook Tire & Technology Co. Ltd.	327	13,065
Hanmi Semiconductor Co. Ltd.	765	126,652
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hanwha Aerospace Co. Ltd.	75	$48,167
HD Hyundai Co. Ltd.	186	23,951
HD Hyundai Electric Co. Ltd.	198	124,221
HD Hyundai Heavy Industries Co. Ltd.	89	34,008
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	48	10,844
HMM Co. Ltd.	3,912	46,990
HYBE Co. Ltd.	82	10,167
Hyosung Heavy Industries Corp.	24	53,258
Hyundai Engineering & Construction Co. Ltd.	193	14,226
Hyundai Glovis Co. Ltd.	141	16,664
Hyundai Mobis Co. Ltd.	272	87,782
Hyundai Motor Co.	366	116,937
Hyundai Motor Co. Preference Shares (c)	259	36,026
Hyundai Motor Co. Preference Shares (c)	367	51,403
Hyundai Rotem Co. Ltd.	1,029	114,902
Industrial Bank of Korea	2,132	27,384
Kakao Corp.	280	6,244
KB Financial Group, Inc.	135	13,855
KB Financial Group, Inc. ADR (a)	1,138	119,444
Kia Corp.	1,281	114,102
Korea Aerospace Industries Ltd.	468	44,223
Korea Electric Power Corp.	3,090	73,795
Korea Electric Power Corp. ADR	3,346	40,487
Korea Investment Holdings Co. Ltd.	118	16,832
Korean Air Lines Co. Ltd.	441	7,842
Krafton, Inc.	100	15,233
KT&G Corp.	967	105,919
LG Chem Ltd.	148	26,748
LG Corp.	378	23,739
LG Display Co. Ltd. (b)	9,968	74,183
LG Display Co. Ltd. ADR (a) (b)	1,734	6,745
LG Electronics, Inc.	530	69,444
LG Uplus Corp.	4,469	40,383
LIG Defense&Aerospace Co. Ltd.	110	51,049
Meritz Financial Group, Inc. (b)	224	15,268
Mirae Asset Securities Co. Ltd.	119	3,284
NAVER Corp.	328	42,130
POSCO Holdings, Inc.	141	28,850
POSCO Holdings, Inc. ADR (a)	718	36,891
Posco International Corp.	64	2,030
Samsung Biologics Co. Ltd. (b) (d)	203	182,258
Samsung C&T Corp.	423	127,913
Samsung Electro-Mechanics Co. Ltd.	428	603,338
Samsung Electronics Co. Ltd.	4,681	1,009,136
Samsung Electronics Co. Ltd. Preference Shares	3,068	419,813
Samsung Fire & Marine Insurance Co. Ltd.	79	31,512
Samsung Heavy Industries Co. Ltd. (b)	112	1,684
Samsung Life Insurance Co. Ltd.	136	35,200
Security Description	Shares	Value
Samsung SDI Co. Ltd. (b)	745	$234,180
Samsung SDS Co. Ltd.	1,236	152,216
Samyang Foods Co. Ltd.	50	36,113
Shinhan Financial Group Co. Ltd.	296	18,303
Shinhan Financial Group Co. Ltd. ADR	1,525	96,456
SK Hynix, Inc.	442	756,019
SK Innovation Co. Ltd. (b)	254	15,558
SK Square Co. Ltd.	193	211,399
SK Telecom Co. Ltd.	2,134	121,762
SK, Inc.	220	118,428
S-Oil Corp.	908	62,358
Woori Financial Group, Inc.	3,483	65,195
Yuhan Corp.	59	2,673
		6,545,814
TAIWAN — 27.2%
Accton Technology Corp.	8,000	626,560
Advantech Co. Ltd.	11,220	173,285
ASE Technology Holding Co. Ltd.	8,124	173,413
Asia Vital Components Co. Ltd.	4,000	317,047
Asustek Computer, Inc. (b)	1,000	21,974
Cathay Financial Holding Co. Ltd.	20,179	62,267
Chailease Holding Co. Ltd.	1,935	7,137
Chang Hwa Commercial Bank Ltd.	38,876	29,288
China Steel Corp.	19,440	11,472
Chroma ATE, Inc.	6,000	406,824
Chunghwa Telecom Co. Ltd.	55,540	246,697
CTBC Financial Holding Co. Ltd.	37,900	84,469
Delta Electronics, Inc.	21,623	1,323,587
E Ink Holdings, Inc.	1,000	6,733
E.Sun Financial Holding Co. Ltd.	100,720	108,920
Elite Material Co. Ltd.	3,000	507,589
eMemory Technology, Inc.	1,000	91,818
Eva Airways Corp.	12,000	16,913
Evergreen Marine Corp. Taiwan Ltd.	4,626	26,792
Far EasTone Telecommunications Co. Ltd.	48,449	159,689
First Financial Holding Co. Ltd.	169,031	173,772
Formosa Chemicals & Fibre Corp.	10,000	17,139
Formosa Plastics Corp.	11,000	18,819
Fortune Electric Co. Ltd.	1,320	32,154
Fubon Financial Holding Co. Ltd.	18,055	73,396
Gigabyte Technology Co. Ltd.	1,000	10,798
Global Unichip Corp.	1,000	152,088
Gold Circuit Electronics Ltd.	3,000	113,007
Hon Hai Precision Industry Co. Ltd.	31,730	250,003
Hon Precision, Inc.	1,000	203,098
Hua Nan Financial Holdings Co. Ltd. Class C	91,241	108,837
Innolux Corp.	32,857	70,858
International Games System Co. Ltd. Class C	2,000	49,535
Inventec Corp.	6,000	12,544
Jentech Precision Industrial Co. Ltd.	1,000	107,670
KGI Financial Holding Co. Ltd.	22,493	20,264
King Slide Works Co. Ltd.	2,000	462,072
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
King Yuan Electronics Co. Ltd.	3,000	$31,783
Lite-On Technology Corp.	1,952	13,603
Lotes Co. Ltd.	1,000	66,235
MediaTek, Inc.	13,877	1,849,163
Mega Financial Holding Co. Ltd.	88,385	127,903
MPI Corp.	1,000	191,170
Nan Ya Plastics Corp.	6,000	31,359
Novatek Microelectronics Corp.	8,000	134,353
Pegatron Corp.	6,000	15,783
President Chain Store Corp.	19,000	133,003
Quanta Computer, Inc.	28,000	323,451
Realtek Semiconductor Corp.	6,000	151,806
Shanghai Commercial & Savings Bank Ltd.	16,295	21,842
SinoPac Financial Holdings Co. Ltd.	22,327	27,964
Taiwan Business Bank	105,560	58,817
Taiwan Cooperative Financial Holding Co. Ltd.	222,146	173,287
Taiwan Mobile Co. Ltd.	53,542	195,804
Taiwan Semiconductor Manufacturing Co. Ltd.	52,495	3,971,339
TCC Group Holdings Co. Ltd.	25,019	18,888
TS Financial Holding Co. Ltd.	45,397	47,383
Unimicron Technology Corp.	67	2,250
Uni-President Enterprises Corp.	35,164	82,235
United Microelectronics Corp. (b)	83,000	428,594
Vanguard International Semiconductor Corp.	3,274	22,199
Wan Hai Lines Ltd. (b)	1,100	2,735
Wistron Corp. (b)	10,000	49,754
Wiwynn Corp.	2,000	290,992
Yageo Corp.	4,552	162,896
Yang Ming Marine Transport Corp.	8,000	13,059
Yuanta Financial Holding Co. Ltd.	20,480	42,237
Zhen Ding Technology Holding Ltd.	1,000	19,776
		14,980,191
THAILAND — 1.8%
Advanced Info Service PCL	28,122	310,674
Airports of Thailand PCL NVDR	3,570	6,904
Bangkok Dusit Medical Services PCL Class F	83,292	48,390
Bumrungrad Hospital PCL	5,864	33,185
Charoen Pokphand Foods PCL	14,886	8,783
CP ALL PCL	13,961	19,647
Delta Electronics Thailand PCL	36,000	352,192
Gulf Development PCL	3,700	6,850
Kasikornbank PCL	3,700	24,280
Krung Thai Bank PCL	23,168	26,501
Minor International PCL	885	658
Minor International PCL NVDR	2,361	1,755
PTT Exploration & Production PCL	6,228	25,122
PTT PCL	49,160	52,533
SCB X PCL	2,775	12,363
Siam Cement PCL	3,424	25,149
Siam Cement PCL NVDR	1,200	8,814
Security Description	Shares	Value
True Corp. PCL	15,765	$6,122
		969,922
TURKEY — 0.6%
Akbank TAS	9,534	15,735
Aselsan Elektronik Sanayi Ve Ticaret AS	22,371	165,425
BIM Birlesik Magazalar AS	2,483	19,439
Eregli Demir ve Celik Fabrikalari TAS	7,428	6,445
Haci Omer Sabanci Holding AS	6,328	13,224
KOC Holding AS	3,583	14,860
Turk Hava Yollari AO	5,664	39,577
Turkcell Iletisim Hizmetleri AS	1,782	4,102
Turkiye Is Bankasi AS Class C	29,623	9,403
Turkiye Petrol Rafinerileri AS	3,330	16,238
Yapi ve Kredi Bankasi AS (b)	17,812	15,324
		319,772
UNITED ARAB EMIRATES — 2.2%
Abu Dhabi Commercial Bank PJSC	11,145	43,879
Abu Dhabi Islamic Bank PJSC	17,739	99,882
Abu Dhabi National Oil Co. for Distribution PJSC	107,264	114,485
ADNOC Drilling Co. PJSC	42,284	65,969
Adnoc Gas PLC	65,402	61,257
Aldar Properties PJSC	12,962	29,222
Dubai Electricity & Water Authority PJSC	66,610	50,419
Dubai Islamic Bank PJSC	76,817	155,820
Emaar Development PJSC	12,388	46,614
Emaar Properties PJSC	19,379	62,895
Emirates NBD Bank PJSC	20,667	166,338
Emirates Telecommunications Group Co. PJSC	30,811	161,070
First Abu Dhabi Bank PJSC	22,200	102,757
Salik Co. PJSC	22,247	35,617
		1,196,224
UNITED STATES — 0.1%
JBS NV Class A	4,145	49,118
Legend Biotech Corp. ADR (b)	150	4,332
		53,450
TOTAL COMMON STOCKS (Cost $37,742,160)		54,278,694
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Axia Energia SA Class C, Preference Shares (b)	818	8,380
COLOMBIA — 0.0% *
Grupo Cibest SA Preference Shares 3.34%	1,217	23,860
TOTAL PREFERRED STOCKS (Cost $16,066)		32,240
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	210,197	$210,197
State Street Navigator Securities Lending Portfolio II (h) (i)	987,610	987,610
TOTAL SHORT-TERM INVESTMENTS (Cost $1,197,807)		1,197,807
TOTAL INVESTMENTS — 100.8% (Cost $38,956,033)		55,508,741
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(445,860)
NET ASSETS — 100.0%		$55,062,881

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,272,069	$1,006,625	$0 (a)	$54,278,694
Preferred Stocks	32,240	—	—	32,240
Short-Term Investments	1,197,807	—	—	1,197,807
TOTAL INVESTMENTS	$54,502,116	$1,006,625	$0	$55,508,741

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	174,489	$174,489	$6,809,561	$6,773,853	$—	$—	210,197	$210,197	$5,045
State Street Navigator Securities Lending Portfolio II	980,338	980,338	6,809,929	6,802,657	—	—	987,610	987,610	23,184
Total		$1,154,827	$13,619,490	$13,576,510	$—	$—		$1,197,807	$28,229
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
ARGENTINA — 0.1%
Vista Energy SAB de CV ADR (a)	151	$9,634
BRAZIL — 5.7%
Allos SA	500	2,711
Ambev SA	4,500	14,163
Auren Energia SA (a)	800	1,793
Axia Energia SA	1,200	12,608
Azzas 2154 SA	100	345
B3 SA - Brasil Bolsa Balcao	6,300	17,686
Banco Bradesco SA	800	2,437
Banco Bradesco SA Preference Shares	6,000	20,982
Banco BTG Pactual SA	1,529	15,978
Banco do Brasil SA	2,600	10,001
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	800	2,145
Banco Santander Brasil SA	500	2,589
Bradespar SA Preference Shares	500	2,133
Braskem SA Class A, Preference Shares (a)	500	614
Brava Energia	500	1,864
Caixa Seguridade Participacoes SA	600	2,285
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,055	17,494
Cia de Saneamento de Minas Gerais Copasa MG	500	5,789
Cia De Saneamento do Parana Sanepar	300	2,148
Cia Energetica de Minas Gerais	600	1,808
Cia Energetica de Minas Gerais Preference Shares	2,000	4,200
Cia Paranaense de Energia - Copel	2,300	6,674
Cia Siderurgica Nacional SA (a)	800	714
Cosan SA (a)	754	539
Cury Construtora e Incorporadora SA	311	2,107
Cyrela Brazil Realty SA Empreendimentos e Participacoes	500	2,224
Dexco SA (a)	1,184	1,137
Direcional Engenharia SA	900	2,420
Embraer SA	800	12,651
Energisa SA	530	4,915
Eneva SA (a)	1,744	9,003
Engie Brasil Energia SA	240	1,615
Equatorial SA	1,102	8,291
Fleury SA	600	1,785
Gerdau SA Preference Shares	1,500	6,022
GPS Participacoes e Empreendimentos SA (b)	642	1,438
Grupo Mateus SA	1,100	780
Hypera SA	503	2,022
Iguatemi SA	500	2,431
Inter & Co., Inc. BDR	223	1,200
Itau Unibanco Holding SA Preference Shares	5,852	47,689
Itausa SA Preference Shares	6,434	16,632
Security Description	Shares	Value
Klabin SA	7	$23
Localiza Rent a Car SA	1,100	8,828
Lojas Renner SA	1,280	3,650
M Dias Branco SA	300	1,016
Magazine Luiza SA	620	561
Marcopolo SA Preference Shares	1,280	1,481
MBRF Global Foods Co. SA	600	2,090
Metalurgica Gerdau SA Preference Shares	1,199	2,134
Motiva Infraestrutura de Mobilidade SA	1,100	3,107
Multiplan Empreendimentos Imobiliarios SA	300	1,697
Natura Cosmeticos SA (a)	1,100	1,855
NU Holdings Ltd. Class A (a)	2,868	38,317
Pagseguro Digital Ltd. Class A	302	2,733
Petroleo Brasileiro SA - Petrobras	4,200	33,902
Petroleo Brasileiro SA - Petrobras Preference Shares	4,100	29,942
Petroreconcavo SA	500	964
Porto Seguro SA	300	3,067
PRIO SA (a)	900	9,068
Raia Drogasil SA	1,216	3,949
Rede D'Or Sao Luiz SA (b)	1,200	8,047
Rumo SA	1,500	3,892
Sao Martinho SA	300	910
Sendas Distribuidora SA	1,700	2,871
SLC Agricola SA	537	1,338
Smartfit Escola de Ginastica e Danca SA	514	1,955
StoneCo Ltd. Class A	302	3,274
Suzano SA	800	6,144
Telefonica Brasil SA	860	5,641
TIM SA	900	3,803
TOTVS SA	600	3,327
Ultrapar Participacoes SA	900	4,531
Unipar Carbocloro SA Class B, Preference Shares	200	2,300
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares (a)	1,400	2,286
Vale SA	3,800	57,177
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,100	597
Vibra Energia SA	1,463	8,449
Vivara Participacoes SA	300	1,326
VTEX Class A (a)	302	1,208
WEG SA	1,700	15,407
XP, Inc. BDR	414	6,711
		563,640
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A	151	1,658
CHILE — 0.8%
Aguas Andinas SA Class A	4,870	1,743
Banco de Chile	46,647	9,131
Banco de Credito e Inversiones SA	94	6,175
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Banco Itau Chile SA	134	$2,732
Banco Santander Chile	68,123	5,578
Cencosud SA	1,392	3,215
Cencosud Shopping SA	873	2,236
Cia Cervecerias Unidas SA	260	1,438
Cia Sud Americana de Vapores SA	21,565	1,024
Colbun SA	11,611	1,675
Embotelladora Andina SA Class B, Preference Shares	469	2,335
Empresas CMPC SA	1,300	1,447
Empresas Copec SA	411	2,563
Enel Americas SA	12,504	1,120
Enel Chile SA	30,249	2,657
Falabella SA	903	5,637
Latam Airlines Group SA	209,752	6,099
Parque Arauco SA	969	4,062
Quinenco SA	432	1,839
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	165	12,248
Vina Concha y Toro SA	590	550
		75,504
COLOMBIA — 0.1%
Cementos Argos SA	461	1,476
Ecopetrol SA	5,564	3,929
Grupo Argos SA	7	36
Grupo Cibest SA	206	4,660
Interconexion Electrica SA ESP	357	3,055
		13,156
CZECH REPUBLIC — 0.2%
CEZ AS	195	11,410
Komercni Banka AS	92	4,215
Moneta Money Bank AS (b)	613	5,378
		21,003
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	3,224	8,357
Eastern Co. SAE	3,212	2,449
EFG Holding SAE	3,081	1,672
Talaat Moustafa Group	1,280	2,459
U Consumer Finance (a)	613	153
		15,090
GREECE — 1.0%
Aegean Airlines SA	124	1,800
Allwyn AG	202	3,215
Alpha Bank SA	2,519	11,379
Eurobank SA	2,921	13,909
GEK Terna SA	77	3,874
Hellenic Telecommunications Organization SA	213	4,732
Jumbo SA	133	3,412
LAMDA Development SA (a)	193	1,471
Metlen Energy & Metals PLC	119	5,551
Motor Oil Hellas Corinth Refineries SA	88	3,861
Security Description	Shares	Value
National Bank of Greece SA	652	$11,245
Optima bank SA	326	3,727
Piraeus Bank SA (a)	1,208	12,551
Public Power Corp. SA	276	7,258
Star Bulk Carriers Corp.	151	3,770
Tsakos Energy Navigation Ltd.	151	5,341
		97,096
HUNGARY — 0.5%
Magyar Telekom Telecommunications PLC	519	4,418
MOL Hungarian Oil & Gas PLC (a)	483	5,741
OTP Bank Nyrt	254	37,490
Richter Gedeon Nyrt	146	5,651
		53,300
INDIA — 21.3%
360 ONE WAM Ltd.	343	3,894
Aarti Industries Ltd.	551	2,668
ABB India Ltd.	74	5,497
ACC Ltd.	139	1,949
Adani Energy Solutions Ltd. (a)	402	6,334
Adani Enterprises Ltd.	350	11,226
Adani Green Energy Ltd. (a)	423	6,668
Adani Ports & Special Economic Zone Ltd.	789	15,088
Adani Power Ltd. (a)	5,306	12,543
Adani Total Gas Ltd.	411	3,176
Aditya Birla Fashion & Retail Ltd. (a)	608	373
Aditya Birla Lifestyle Brands Ltd. (a)	918	933
Aditya Birla Real Estate Ltd.	64	895
Affle 3i Ltd. (a)	231	3,464
AIA Engineering Ltd.	74	3,972
Ajanta Pharma Ltd.	100	3,616
Alkem Laboratories Ltd.	54	3,178
Amara Raja Energy & Mobility Ltd.	248	2,206
Amber Enterprises India Ltd. (a)	66	5,250
Ambuja Cements Ltd.	1,007	4,488
Anant Raj Ltd.	445	2,450
Angel One Ltd.	1,238	4,324
Apar Industries Ltd.	33	5,472
APL Apollo Tubes Ltd.	251	4,743
Apollo Hospitals Enterprise Ltd.	110	10,089
Apollo Tyres Ltd.	587	2,668
Ashok Leyland Ltd.	4,933	8,218
Asian Paints Ltd.	466	12,975
Astral Ltd.	217	3,062
Atul Ltd.	41	2,800
AU Small Finance Bank Ltd. (b)	510	5,587
Aurobindo Pharma Ltd.	319	5,320
Avenue Supermarts Ltd. (a) (b)	163	7,543
Axis Bank Ltd.	2,541	36,124
AXISCADES Technologies Ltd. (a)	208	3,743
Bajaj Auto Ltd.	80	8,211
Bajaj Finance Ltd.	2,959	31,408
Bajaj Finserv Ltd.	377	7,090
Bajaj Holdings & Investment Ltd.	39	4,369
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Balkrishna Industries Ltd.	112	$2,580
Bandhan Bank Ltd. (b)	1,654	3,568
Bank of Baroda	1,487	4,279
BASF India Ltd.	14	533
Bata India Ltd.	226	1,633
Berger Paints India Ltd.	521	2,808
Bharat Electronics Ltd.	4,584	19,942
Bharat Forge Ltd.	368	8,336
Bharat Heavy Electricals Ltd.	2,000	8,749
Bharat Petroleum Corp. Ltd.	1,525	4,890
Bharti Airtel Ltd.	2,962	57,952
Biocon Ltd.	987	4,362
Birlasoft Ltd.	543	1,642
Blue Star Ltd.	226	3,888
Bosch Ltd.	12	5,058
Brigade Enterprises Ltd.	344	1,819
Britannia Industries Ltd.	109	5,926
Canara Bank	3,178	4,214
Carborundum Universal Ltd.	234	2,913
Cartrade Tech Ltd. (a)	192	5,462
Castrol India Ltd.	1,321	2,574
Cello World Ltd.	194	759
CESC Ltd.	1,606	2,864
CG Power & Industrial Solutions Ltd.	898	9,033
Chambal Fertilisers & Chemicals Ltd.	590	2,917
Cholamandalam Financial Holdings Ltd.	154	2,696
Cholamandalam Investment & Finance Co. Ltd.	510	9,643
Cipla Ltd.	593	9,180
CMS Info Systems Ltd.	485	1,438
Coal India Ltd.	2,450	11,364
Cochin Shipyard Ltd. (b)	189	3,011
Coforge Ltd.	491	7,603
Cohance Lifesciences Ltd. (a)	91	439
Colgate-Palmolive India Ltd.	148	3,124
Computer Age Management Services Ltd.	438	3,687
Concord Biotech Ltd.	163	2,204
Container Corp. of India Ltd.	439	2,204
Coromandel International Ltd.	193	4,088
Crompton Greaves Consumer Electricals Ltd.	1,152	3,344
Cummins India Ltd.	199	11,898
Cyient Ltd.	169	1,557
Dabur India Ltd.	657	2,930
Dalmia Bharat Ltd.	165	2,964
Deepak Nitrite Ltd.	137	2,238
Delhivery Ltd. (a)	771	3,845
Divi's Laboratories Ltd.	137	9,522
Dixon Technologies India Ltd.	53	6,674
DLF Ltd.	836	5,476
Dr. Lal PathLabs Ltd. (b)	190	3,304
Dr. Reddy's Laboratories Ltd.	626	8,975
Eicher Motors Ltd.	166	12,405
EID Parry India Ltd. (a)	371	2,798
Security Description	Shares	Value
Elgi Equipments Ltd.	477	$3,014
Emami Ltd.	432	1,845
Embassy Office Parks REIT	829	3,836
Escorts Kubota Ltd.	77	2,388
Eternal Ltd. (a)	7,810	21,831
Exide Industries Ltd.	771	3,157
Federal Bank Ltd.	2,459	8,574
Finolex Cables Ltd.	228	2,817
Firstsource Solutions Ltd.	1,034	2,495
Five-Star Business Finance Ltd.	391	2,086
Force Motors Ltd.	20	3,926
Fortis Healthcare Ltd.	812	8,209
FSN E-Commerce Ventures Ltd. (a)	1,984	6,515
GAIL India Ltd.	3,161	5,792
GE Vernova T&D India Ltd.	192	10,028
GlaxoSmithKline Pharmaceuticals Ltd.	118	3,055
Glenmark Pharmaceuticals Ltd.	211	4,914
GMR Airports Ltd. (a)	4,689	5,552
Godfrey Phillips India Ltd.	92	2,112
Godrej Consumer Products Ltd.	451	4,812
Godrej Properties Ltd. (a)	166	3,273
Grasim Industries Ltd.	367	12,019
Great Eastern Shipping Co. Ltd.	269	4,215
Grindwell Norton Ltd.	134	3,066
Gujarat Fluorochemicals Ltd.	75	3,141
Happiest Minds Technologies Ltd.	135	486
Havells India Ltd.	335	4,103
HCL Technologies Ltd.	1,165	13,191
HDFC Asset Management Co. Ltd. (b)	269	7,540
HDFC Bank Ltd.	12,351	104,116
HDFC Life Insurance Co. Ltd. (b)	1,131	6,880
Hero MotoCorp Ltd.	162	8,205
HFCL Ltd.	2,178	4,897
Himadri Speciality Chemical Ltd.	485	3,480
Hindalco Industries Ltd.	1,638	16,553
Hindustan Aeronautics Ltd.	245	11,340
Hindustan Copper Ltd.	927	4,907
Hindustan Petroleum Corp. Ltd.	780	3,250
Hindustan Unilever Ltd.	945	21,147
Hitachi Energy India Ltd.	23	8,485
Honeywell Automation India Ltd. (a)	8	3,358
ICICI Bank Ltd.	5,696	82,751
ICICI Lombard General Insurance Co. Ltd. (b)	297	5,465
ICICI Prudential Life Insurance Co. Ltd. (b)	515	2,655
IDFC First Bank Ltd.	10,303	8,652
Indian Bank	614	5,297
Indian Energy Exchange Ltd. (b)	1,549	2,048
Indian Hotels Co. Ltd.	1,159	8,742
Indian Oil Corp. Ltd.	4,292	6,320
Indian Railway Catering & Tourism Corp. Ltd.	462	2,455
Indian Railway Finance Corp. Ltd. (b)	2,353	2,250
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Indian Renewable Energy Development Agency Ltd.	1,402	$1,906
Indraprastha Gas Ltd.	1,156	2,012
Indus Towers Ltd. (a)	1,677	6,939
IndusInd Bank Ltd.	643	6,278
Info Edge India Ltd.	521	5,383
Infosys Ltd.	3,905	41,270
Inox Wind Ltd. (a)	542	516
InterGlobe Aviation Ltd. (b)	201	11,399
Ipca Laboratories Ltd.	217	3,899
ITC Hotels Ltd.	202	384
ITC Ltd.	2,338	7,087
JB Chemicals & Pharmaceuticals Ltd.	177	4,293
Jindal Stainless Ltd.	447	3,271
Jindal Steel Ltd.	462	5,174
Jio Financial Services Ltd.	3,913	9,774
JK Cement Ltd.	80	4,601
JSW Energy Ltd.	687	4,232
JSW Steel Ltd.	1,007	13,047
Jubilant Foodworks Ltd.	503	2,219
Kajaria Ceramics Ltd.	219	2,800
Kalpataru Projects International Ltd.	240	3,474
Kalyan Jewellers India Ltd.	491	2,006
Kaynes Technology India Ltd. (a)	59	1,946
KEC International Ltd.	308	1,697
KEI Industries Ltd.	98	5,619
Kotak Mahindra Bank Ltd.	5,985	24,801
KPIT Technologies Ltd.	282	2,001
Krishna Institute of Medical Sciences Ltd. (a) (b)	581	5,000
Kwality Wall's India Ltd. (a)	626	232
L&T Technology Services Ltd. (b)	60	1,990
Larsen & Toubro Ltd.	729	31,910
Laurus Labs Ltd. (b)	690	11,061
LIC Housing Finance Ltd.	506	3,015
Life Insurance Corp. of India	308	1,405
Linde India Ltd.	38	2,935
Lloyds Metals & Energy Ltd.	329	6,292
Lodha Developers Ltd. (b)	376	3,794
LTM Ltd. (b)	116	4,336
Lupin Ltd.	308	7,871
Mahindra & Mahindra Financial Services Ltd.	1,097	3,660
Mahindra & Mahindra Ltd.	1,031	33,425
MakeMyTrip Ltd. (a)	151	8,047
Mankind Pharma Ltd.	130	3,496
Marico Ltd.	557	4,921
Maruti Suzuki India Ltd.	145	21,622
Max Financial Services Ltd. (a)	383	6,409
Max Healthcare Institute Ltd.	907	10,820
Mazagon Dock Shipbuilders Ltd.	154	4,062
Motherson Sumi Wiring India Ltd.	6,884	2,918
Mphasis Ltd.	186	4,247
MRF Ltd.	3	4,051
Multi Commodity Exchange of India Ltd.	279	8,362
Security Description	Shares	Value
Muthoot Finance Ltd.	165	$5,225
Natco Pharma Ltd.	231	2,273
National Aluminium Co. Ltd.	1,516	5,439
Navin Fluorine International Ltd.	89	7,227
NBCC India Ltd.	2,690	2,982
NCC Ltd.	1,063	1,664
Nestle India Ltd.	631	9,367
NHPC Ltd.	4,201	3,609
Nippon Life India Asset Management Ltd. (b)	472	5,794
NMDC Ltd.	4,900	4,408
NTPC Ltd.	5,309	20,003
Oberoi Realty Ltd.	199	3,719
Oil & Natural Gas Corp. Ltd.	2,981	7,397
Oil India Ltd.	765	3,370
One 97 Communications Ltd. (a)	465	5,608
Oracle Financial Services Software Ltd.	39	4,440
Page Industries Ltd.	11	4,807
Patanjali Foods Ltd.	571	2,480
PB Fintech Ltd. (a)	436	7,501
Persistent Systems Ltd.	157	7,176
Petronet LNG Ltd.	983	2,916
Phoenix Mills Ltd.	273	5,620
PI Industries Ltd.	101	2,726
Pidilite Industries Ltd.	344	5,788
Piramal Pharma Ltd.	1,411	2,506
Polycab India Ltd.	69	7,261
Poonawalla Fincorp Ltd. (a)	806	3,755
Power Finance Corp. Ltd.	1,765	7,911
Power Grid Corp. of India Ltd.	4,501	13,614
Prestige Estates Projects Ltd.	255	4,215
Procter & Gamble Hygiene & Health Care Ltd.	2	192
Punjab National Bank	3,446	3,884
PVR Inox Ltd. (a)	196	1,991
Radico Khaitan Ltd.	155	6,461
Rail Vikas Nigam Ltd.	758	1,888
REC Ltd.	1,534	5,896
Redington Ltd.	1,736	5,065
Reliance Industries Ltd.	7,469	102,095
Reliance Power Ltd. (a)	6,319	1,658
Safari Industries India Ltd.	133	2,240
Samvardhana Motherson International Ltd.	5,575	8,723
SBI Cards & Payment Services Ltd.	420	2,632
SBI Life Insurance Co. Ltd. (b)	522	9,737
Schaeffler India Ltd.	82	3,629
Shree Cement Ltd.	12	3,201
Shriram Finance Ltd.	1,676	18,452
Siemens Ltd. (a)	110	4,183
SKF India Industrial Ltd. (a)	59	1,802
SKF India Ltd.	59	1,042
Solar Industries India Ltd.	36	7,110
Sona Blw Precision Forgings Ltd. (b)	661	4,329
Sonata Software Ltd.	172	486
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SRF Ltd.	198	$5,729
Star Health & Allied Insurance Co. Ltd. (a)	534	3,322
State Bank of India	1,932	20,959
Steel Authority of India Ltd.	2,295	4,206
Sun Pharmaceutical Industries Ltd.	1,091	21,466
Sundaram Finance Ltd.	92	4,380
Sundram Fasteners Ltd.	231	2,280
Supreme Industries Ltd.	89	2,969
Suzlon Energy Ltd. (a)	13,245	8,242
Swiggy Ltd. (a)	626	1,583
Syngene International Ltd. (b)	355	1,648
Tata Chemicals Ltd.	285	2,156
Tata Communications Ltd.	149	3,102
Tata Consultancy Services Ltd.	1,099	23,586
Tata Consumer Products Ltd.	660	7,500
Tata Elxsi Ltd.	56	2,266
Tata Motors Ltd./new	2,113	9,441
Tata Motors Passenger Vehicles Ltd.	2,113	7,862
Tata Power Co. Ltd.	1,946	7,925
Tata Steel Ltd.	7,487	14,875
Tata Technologies Ltd.	296	2,139
Tech Mahindra Ltd.	767	11,382
Tejas Networks Ltd. (a) (b)	273	1,766
Thermax Ltd.	65	3,543
Timken India Ltd.	85	3,130
Titan Co. Ltd.	491	22,844
Torrent Pharmaceuticals Ltd.	97	4,734
Torrent Power Ltd.	226	3,378
Trent Ltd.	328	11,374
Tube Investments of India Ltd.	137	4,384
TVS Motor Co. Ltd.	300	10,968
UltraTech Cement Ltd.	130	15,454
Union Bank of India Ltd.	2,658	4,842
United Breweries Ltd.	11	155
United Spirits Ltd.	332	4,736
UNO Minda Ltd.	322	3,700
UPL Ltd.	791	4,773
Varun Beverages Ltd.	1,389	7,448
Vedant Fashions Ltd.	81	349
Vedanta Aluminium Metal Ltd. (a)	1,887	8,940
Vedanta Iron & Steel Ltd. (a)	1,887	703
Vedanta Ltd.	1,887	5,597
Vedanta Oil & Gas Ltd. (a)	1,887	643
Vedanta Power Ltd. (a)	1,887	803
Vodafone Idea Ltd. (a)	32,126	4,908
Voltas Ltd.	317	4,279
Whirlpool of India Ltd.	48	412
Wipro Ltd.	3,366	6,059
Yes Bank Ltd. (a)	25,608	6,541
Zydus Lifesciences Ltd.	370	4,349
		2,113,407
INDONESIA — 1.1%
AKR Corporindo Tbk. PT	15,100	1,022
Alamtri Resources Indonesia Tbk. PT	15,800	1,997
Amman Mineral Internasional PT (a)	2,500	433
Security Description	Shares	Value
Aneka Tambang Persero Tbk. PT	16,800	$2,434
Astra International Tbk. PT	21,400	5,410
Bank Central Asia Tbk. PT	59,600	18,500
Bank Jago Tbk. PT (a)	2,800	151
Bank Mandiri Persero Tbk. PT	50,300	10,831
Bank Negara Indonesia Persero Tbk. PT	16,800	2,969
Bank Rakyat Indonesia Persero Tbk. PT	79,700	12,169
Bank Syariah Indonesia Persero Tbk. PT	8,500	810
Bank Tabungan Negara Persero Tbk. PT (a)	16,800	1,034
Barito Pacific Tbk. PT (a)	31,400	2,257
Barito Renewables Energy Tbk. PT (a)	6,200	1,071
Bukit Asam Persero Tbk. PT	1,200	154
Bumi Resources Minerals Tbk. PT (a)	150,900	4,000
Bumi Resources Tbk. PT (a)	254,200	1,877
Bumi Serpong Damai Tbk. PT (a)	18,900	576
Bumitama Agri Ltd.	2,700	3,423
Charoen Pokphand Indonesia Tbk. PT	8,000	1,521
Ciputra Development Tbk. PT (a)	6,400	199
Dayamitra Telekomunikasi PT (a)	37,700	1,139
Elang Mahkota Teknologi Tbk. PT	51,600	1,403
GoTo Gojek Tokopedia Tbk. PT (a)	1,156,400	3,234
Gudang Garam Tbk. PT	1,500	1,363
Indah Kiat Pulp & Paper Tbk. PT (a)	3,000	1,187
Indocement Tunggal Prakarsa Tbk. PT	3,300	768
Indofood CBP Sukses Makmur Tbk. PT	2,400	913
Indofood Sukses Makmur Tbk. PT	300	112
Indosat Tbk. PT	10,300	997
Japfa Comfeed Indonesia Tbk. PT	13,700	1,490
Jasa Marga Persero Tbk. PT	4,400	667
Kalbe Farma Tbk. PT	7,400	317
Mayora Indah Tbk. PT	8,900	913
Medikaloka Hermina Tbk. PT	18,900	861
Merdeka Copper Gold Tbk. PT (a)	12,700	1,719
Mitra Adiperkasa Tbk. PT	15,100	1,288
Mitra Keluarga Karyasehat Tbk. PT	8,000	756
Pabrik Kertas Tjiwi Kimia Tbk. PT (a)	3,200	966
Pacific Strategic Financial Tbk. PT (a)	14,300	488
Pakuwon Jati Tbk. PT	50,400	676
Pantai Indah Kapuk Dua Tbk. PT	3,564	1,151
Perusahaan Gas Negara Persero Tbk. PT	15,100	1,153
Petrindo Jaya Kreasi Tbk. PT (a)	28,700	851
Sarana Menara Nusantara Tbk. PT	10,200	208
Semen Indonesia Persero Tbk. PT	2,000	158
Sumber Alfaria Trijaya Tbk. PT	19,800	1,517
Telkom Indonesia Persero Tbk. PT	52,400	6,887
Unilever Indonesia Tbk. PT	3,500	353
United Tractors Tbk. PT	1,700	2,187
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
XLSMART Telecom Sejahtera Tbk. PT	10,900	$1,445
		110,005
KUWAIT — 1.1%
A'ayan Leasing & Investment Co. KSCP	3,428	3,087
Agility Global PLC	11,195	5,365
Agility Public Warehousing Co. KSCC	423	197
Al Mazaya Holding Co. KSCP (a)	7,530	1,923
Alimtiaz Group holding Co. K.S.C.P (a)	9,290	2,264
Arabi Group Holding KSC (a) (c)	998	930
Arzan Financial Group for Financing & Investment KPSC	3,101	3,463
Combined Group Contracting Co. SAK	796	2,551
Commercial Real Estate Co. KSC	4,949	3,099
Gulf Bank KSCP	3,014	3,434
Gulf Cables & Electrical Industries Group Co. KSCP	397	2,340
Integrated Holding Co. KCSC	1,051	1,459
Kuwait Finance House KSCP	12,894	31,923
Kuwait International Bank KSCP	3,919	3,276
Kuwait Real Estate Co. KSC (a)	2,915	3,293
Mezzan Holding Co. KSCC	623	2,140
National Bank of Kuwait SAKP	10,455	27,201
National Investments Co. KSCP	2,399	2,037
National Real Estate Co. KPSC (a)	7,425	2,900
Salhia Real Estate Co. KSCP	1,244	1,590
Warba Bank KSCP	8,326	7,498
		111,970
MALAYSIA — 2.3%
Alliance Bank Malaysia Bhd.	2,041	2,378
AMMB Holdings Bhd.	2,700	4,218
Axiata Group Bhd.	3,900	2,018
Axis Real Estate Investment Trust	3,600	1,801
Bank Islam Malaysia Bhd.	2,600	1,345
Bursa Malaysia Bhd.	900	1,876
Carlsberg Brewery Malaysia Bhd. Class B	300	1,210
CelcomDigi Bhd.	4,100	2,685
Chin Hin Group Bhd. (a)	2,100	1,076
CIMB Group Holdings Bhd.	8,300	15,084
CTOS Digital Bhd.	5,100	832
Dialog Group Bhd.	4,800	2,190
Fraser & Neave Holdings Bhd.	300	2,054
Frontken Corp. Bhd.	1,800	2,190
Gamuda Bhd.	6,757	7,242
Genting Bhd.	2,400	1,271
Genting Plantations Bhd.	1,200	1,545
Greatech Technology Bhd. (a)	3,000	1,920
HAP Seng Consolidated Bhd.	1,700	1,117
Hartalega Holdings Bhd.	1,700	413
Heineken Malaysia Bhd.	300	1,429
Hong Leong Bank Bhd.	800	4,199
Security Description	Shares	Value
Hong Leong Financial Group Bhd.	500	$2,256
IGB Real Estate Investment Trust	3,300	2,234
IHH Healthcare Bhd.	2,700	5,562
IJM Corp. Bhd.	3,000	1,663
Inari Amertron Bhd.	3,800	2,106
IOI Corp. Bhd.	3,500	3,622
IOI Properties Group Bhd.	3,300	3,189
Kossan Rubber Industries Bhd.	3,500	884
KPJ Healthcare Bhd.	3,500	2,790
Kuala Lumpur Kepong Bhd.	810	4,203
Mah Sing Group Bhd.	3,800	909
Malayan Banking Bhd.	7,800	20,621
Malaysian Pacific Industries Bhd.	200	2,436
Maxis Bhd.	2,900	2,404
MBSB Bhd.	8,000	1,256
Mega First Corp. Bhd.	1,500	1,059
MISC Bhd.	1,500	2,869
Mr. DIY Group M Bhd. (b)	4,700	1,890
Nestle Malaysia Bhd.	200	4,584
Pentamaster Corp. Bhd. (a)	1,700	1,993
Petronas Chemicals Group Bhd.	3,300	3,278
Petronas Dagangan Bhd.	500	2,318
Petronas Gas Bhd.	1,100	4,716
PPB Group Bhd.	900	2,051
Press Metal Aluminium Holdings Bhd.	4,500	8,476
Public Bank Bhd.	16,900	19,895
QL Resources Bhd.	2,050	1,885
RHB Bank Bhd.	2,000	4,061
Scientex Bhd.	1,500	1,372
SD Guthrie Bhd.	4,400	6,453
Sime Darby Bhd.	3,600	1,889
Sime Darby Property Bhd.	4,700	1,660
SP Setia Bhd. Group	5,300	1,261
Sunway Bhd.	2,600	3,278
Sunway Healthcare Holdings Bhd. Class B (a)	260	115
Sunway Real Estate Investment Trust	3,900	2,114
Syarikat Takaful Malaysia Keluarga Bhd.	1,800	1,430
Telekom Malaysia Bhd.	2,400	4,379
Tenaga Nasional Bhd.	3,000	10,506
TIME dotCom Bhd.	1,700	2,572
Top Glove Corp. Bhd.	6,900	1,159
United Plantations Bhd.	500	4,056
ViTrox Corp. Bhd.	1,800	3,426
Westports Holdings Bhd.	1,507	2,240
Yinson Holdings Bhd.	2,900	1,351
YTL Corp. Bhd.	5,900	2,952
YTL Power International Bhd.	3,000	3,075
Zetrix Ai Bhd.	7,444	1,388
		231,979
MEXICO — 3.1%
Alsea SAB de CV (d)	604	1,583
America Movil SAB de CV	22,341	28,959
Arca Continental SAB de CV (d)	453	5,433
Banco del Bajio SA (b)	1,057	3,419
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Becle SAB de CV (d)	906	$750
Betterware de Mexico SAPI de CV	151	2,717
Bolsa Mexicana de Valores SAB de CV	1,057	2,108
Cemex SAB de CV (d)	17,057	20,499
Coca-Cola Femsa SAB de CV (d)	504	5,333
Corp. Inmobiliaria Vesta SAB de CV (d)	906	3,113
El Puerto de Liverpool SAB de CV Class C1 (d)	302	1,773
Fibra Uno Administracion SA de CV REIT	3,019	5,178
Fomento Economico Mexicano SAB de CV	1,711	21,831
Genomma Lab Internacional SAB de CV Class B (d)	1,660	1,428
Gentera SAB de CV	1,359	2,948
Gruma SAB de CV Class B (d)	136	2,187
Grupo Aeroportuario del Centro Norte SAB de CV	302	4,280
Grupo Aeroportuario del Pacifico SAB de CV Class B	430	10,883
Grupo Aeroportuario del Sureste SAB de CV Class B	204	6,238
Grupo Bimbo SAB de CV (d)	1,660	5,429
Grupo Carso SAB de CV (d)	604	4,517
Grupo Comercial Chedraui SA de CV (d)	302	1,547
Grupo Financiero Banorte SAB de CV Class O	2,868	30,294
Grupo Financiero Inbursa SAB de CV Class O (d)	2,113	5,026
Grupo Mexico SAB de CV	3,472	39,390
Grupo Televisa SAB (a) (d)	3,774	2,067
Industrias Penoles SAB de CV	302	13,209
Kimberly-Clark de Mexico SAB de CV Class A (d)	755	1,673
La Comer SAB de CV	923	1,872
Megacable Holdings SAB de CV	755	2,710
Operadora De Sites Mexicanos SAB de CV Class A-1 (d)	1,811	1,788
Orbia Advance Corp. SAB de CV (a) (d)	1,359	1,755
Prologis Property Mexico SA de CV REIT	1,097	4,759
Promotora y Operadora de Infraestructura SAB de CV	219	3,481
Qualitas Controladora SAB de CV (d)	302	3,029
Regional SAB de CV	302	2,317
Sigma Foods SAB de CV (d)	4,352	4,000
Southern Copper Corp.	154	26,836
Ternium SA ADR	51	2,178
Wal-Mart de Mexico SAB de CV	5,132	15,087
		303,624
PERU — 0.7%
Cia de Minas Buenaventura SAA ADR	302	8,846
Security Description	Shares	Value
Credicorp Ltd.	151	$58,826
		67,672
PHILIPPINES — 0.4%
Aboitiz Equity Ventures, Inc.	2,600	1,394
Aboitiz Power Corp.	2,400	1,601
ACEN Corp.	15,000	738
Alliance Global Group, Inc.	9,500	1,238
AREIT, Inc.	2,300	1,400
Ayala Corp.	240	1,635
Ayala Land, Inc.	2,100	506
Bank of the Philippine Islands	2,310	3,613
BDO Unibank, Inc.	2,390	4,615
Bloomberry Resorts Corp. (a)	3,200	92
Century Pacific Food, Inc.	2,400	1,212
Converge Information & Communications Technology Solutions, Inc.	5,600	923
DMCI Holdings, Inc.	7,500	917
JG Summit Holdings, Inc.	3,600	1,555
Jollibee Foods Corp.	480	1,052
Manila Electric Co.	290	2,694
Metropolitan Bank & Trust Co.	2,040	2,161
Monde Nissin Corp. (b)	8,900	1,046
PLDT, Inc.	90	1,657
Puregold Price Club, Inc.	3,200	2,117
Semirara Mining & Power Corp.	2,600	974
SM Investments Corp.	510	4,903
SM Prime Holdings, Inc.	12,100	3,569
Universal Robina Corp.	980	990
		42,602
POLAND — 1.6%
Alior Bank SA	112	3,874
Allegro.eu SA (a) (b)	486	4,889
Bank Handlowy w Warszawie SA	62	2,012
Bank Millennium SA (a)	802	4,172
Bank Polska Kasa Opieki SA	198	12,052
Benefit Systems SA (a)	3	3,889
Budimex SA	15	2,942
CD Projekt SA (a)	82	4,895
Cyfrowy Polsat SA (a)	395	1,590
Dino Polska SA (a) (b)	543	4,103
Enea SA	551	2,841
Erste Bank Polska SA	36	6,174
Grupa Kety SA	12	3,850
InPost SA (a)	234	4,123
KGHM Polska Miedz SA	158	13,924
KRUK SA	23	2,583
LPP SA	2	9,726
mBank SA (a)	17	6,169
Modivo SA (a)	56	1,343
Orange Polska SA	750	2,857
ORLEN SA	503	16,941
PGE Polska Grupa Energetyczna SA (a)	1,076	2,702
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	968	$26,561
Powszechny Zaklad Ubezpieczen SA	412	7,193
Tauron Polska Energia SA	1,573	3,812
XTB SA (b)	86	2,447
		157,664
QATAR — 0.8%
Al Rayan Bank	7,699	4,343
Barwa Real Estate Co.	2,014	1,305
Commercial Bank PSQC	3,701	4,116
Doha Bank QPSC	3,431	2,920
Dukhan Bank	2,177	1,997
Gulf International Services QSC	1,677	982
Industries Qatar QSC	1,899	5,737
Mesaieed Petrochemical Holding Co.	5,081	1,619
Nebras Energy	719	2,826
Ooredoo QPSC	844	3,071
Qatar Aluminum Manufacturing Co.	4,717	2,135
Qatar Fuel QSC	799	3,094
Qatar Gas Transport Co. Ltd.	3,224	3,803
Qatar International Islamic Bank QSC	1,449	4,422
Qatar Islamic Bank QPSC	1,857	11,144
Qatar National Bank QPSC	4,868	23,063
Qatar Navigation QSC	1,220	3,411
United Development Co. QSC	4,870	1,158
Vodafone Qatar PQSC	3,650	2,657
		83,803
ROMANIA — 0.1%
NEPI Rockcastle NV	571	5,103
SAUDI ARABIA — 3.7%
Abdullah Al Othaim Markets Co.	506	789
ACWA Power Co. (a)	183	9,449
Ades Holding Co.	417	2,067
Advanced Petrochemical Co. (a)	159	1,005
Al Hammadi Holding	124	892
Al Masane Al Kobra Mining Co.	88	1,668
Al Moammar Information Systems Co.	33	2,045
Al Rajhi Bank	3,294	57,776
Al Rajhi Co. for Co-operative Insurance (a)	84	1,160
Al Rajhi REIT	684	1,491
Al-Dawaa Medical Services Co.	60	695
Aldrees Petroleum & Transport Services Co.	62	1,881
Alinma Bank	1,666	10,837
Almarai Co. JSC	438	5,302
Almunajem Foods Co.	36	592
Arab National Bank	285	1,573
Arabian Cement Co.	214	1,316
Arabian Centres Co. (b)	255	1,160
Arabian Contracting Services Co. (a)	29	696
Arabian Internet & Communications Services Co.	30	1,631
Arriyadh Development Co.	222	1,057
Astra Industrial Group Co.	44	1,541
Security Description	Shares	Value
Bank AlBilad	854	$5,544
Bank Al-Jazira	824	2,546
Banque Saudi Fransi	1,402	7,239
Bupa Arabia for Cooperative Insurance Co.	33	1,536
Catrion Catering Holding Co.	51	1,016
Co. for Cooperative Insurance	88	3,445
Dallah Healthcare Co.	38	1,110
Dar Al Arkan Real Estate Development Co. (a)	608	2,914
Dr. Sulaiman Al Habib Medical Services Group Co.	92	5,191
Eastern Province Cement Co.	175	1,263
Electrical Industries Co.	910	3,495
Elm Co.	30	5,485
Emaar Economic City (a)	202	537
Etihad Etisalat Co.	438	7,047
Jahez International Co. (a)	146	530
Jamjoom Pharmaceuticals Factory Co.	32	1,320
Jarir Marketing Co.	598	2,668
Leejam Sports Co. JSC	21	438
Middle East Healthcare Co.	49	416
Middle East Paper Co. (a)	89	424
Middle East Specialized Cables Co.	178	1,444
Mobile Telecommunications Co. Saudi Arabia (a)	565	1,589
Mouwasat Medical Services Co.	109	1,849
Nahdi Medical Co.	42	1,040
National Agriculture Development Co. (a)	196	825
National Co. for Learning & Education	29	1,000
National Gas & Industrialization Co.	50	934
National Industrialization Co. Class C (a)	491	1,181
National Medical Care Co.	29	800
Power & Water Utility Co. for Jubail & Yanbu	97	980
Qassim Cement Co.	110	1,315
Retal Urban Development Co.	435	1,392
Riyad Bank	2,094	11,096
Riyadh Cables Group Co.	51	1,626
SABIC Agri-Nutrients Co.	261	8,600
Sahara International Petrochemical Co.	414	1,577
SAL Saudi Logistics Services	27	1,294
Saudi Arabian Amiantit Co. (a)	252	956
Saudi Arabian Mining Co. (a)	1,381	21,833
Saudi Arabian Oil Co. (b)	6,314	43,895
Saudi Aramco Base Oil Co.	59	1,952
Saudi Automotive Services Co. (a)	75	881
Saudi Awwal Bank	427	3,678
Saudi Basic Industries Corp.	992	13,611
Saudi Cement Co.	137	1,106
Saudi Chemical Co. Holding	521	1,134
Saudi Energy Co.	827	3,918
Saudi Ground Services Co.	115	950
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Saudi Industrial Investment Group	377	$1,338
Saudi Investment Bank	786	2,807
Saudi Kayan Petrochemical Co. (a)	934	1,293
Saudi National Bank	3,313	34,089
Saudi Public Transport Co. (a)	192	574
Saudi Real Estate Co. (a)	252	1,048
Saudi Research & Media Group (a)	16	302
Saudi Tadawul Group Holding Co.	57	2,007
Saudi Telecom Co.	1,981	22,798
Saudia Dairy & Foodstuff Co.	20	1,169
Savola Group	58	441
Seera Group Holding (a)	242	1,356
Southern Province Cement Co.	159	815
Theeb Rent A Car Co.	118	732
United Electronics Co.	63	1,212
United International Transportation Co.	82	659
Yamama Cement Co.	177	1,190
Yanbu Cement Co.	228	952
Yanbu National Petrochemical Co.	319	2,498
		370,523
SOUTH AFRICA — 4.3%
Absa Group Ltd.	931	12,947
Advtech Ltd.	823	2,387
AECI Ltd.	248	1,900
African Rainbow Minerals Ltd.	142	1,546
Aspen Pharmacare Holdings Ltd.	403	3,857
Bid Corp. Ltd.	260	7,085
Bidvest Group Ltd.	368	5,377
Capitec Bank Holdings Ltd.	101	29,272
Clicks Group Ltd. (d)	243	3,373
Coronation Fund Managers Ltd.	663	1,638
Dis-Chem Pharmacies Ltd. (b) (d)	737	1,480
Discovery Ltd.	578	9,318
Equites Property Fund Ltd. REIT	1,935	2,080
Exxaro Resources Ltd.	276	3,418
FirstRand Ltd.	5,899	35,005
Fortress Real Estate Investments Ltd. Class B	1,481	2,200
Foschini Group Ltd. (d)	370	1,384
Gold Fields Ltd.	1,013	34,052
Growthpoint Properties Ltd. REIT	3,357	3,533
Harmony Gold Mining Co. Ltd.	636	9,701
Hyprop Investments Ltd. REIT	705	2,587
Impala Platinum Holdings Ltd.	1,013	10,631
Investec Ltd.	245	1,927
JSE Ltd.	225	2,157
Kumba Iron Ore Ltd.	74	1,314
Life Healthcare Group Holdings Ltd.	1,911	1,216
Momentum Group Ltd.	1,516	3,758
Motus Holdings Ltd.	228	1,544
Mr. Price Group Ltd. (d)	278	3,049
MTN Group Ltd.	1,899	26,401
Naspers Ltd. Class N	988	49,468
Nedbank Group Ltd.	543	8,943
Netcare Ltd.	1,119	1,232
Security Description	Shares	Value
Northam Platinum Holdings Ltd.	424	$6,103
Old Mutual Ltd.	4,802	3,932
Omnia Holdings Ltd.	423	2,888
OUTsurance Group Ltd.	779	3,738
Pan African Resources PLC	3,774	4,868
Pepkor Holdings Ltd. (b)	1,233	1,663
Pick n Pay Stores Ltd. (a) (d)	1,119	1,422
PSG Financial Services Ltd.	1,573	3,088
Redefine Properties Ltd. REIT	7,892	3,082
Remgro Ltd.	620	7,452
Resilient REIT Ltd.	463	2,353
Reunert Ltd.	349	1,286
Sanlam Ltd.	1,913	10,298
Sappi Ltd. (a) (d)	237	135
Sasol Ltd. (a)	658	6,490
Shoprite Holdings Ltd.	497	8,945
Sibanye Stillwater Ltd.	3,330	7,074
SPAR Group Ltd. (a) (d)	217	589
Standard Bank Group Ltd.	1,485	29,271
Super Group Ltd. (a)	999	1,192
Thungela Resources Ltd. (d)	226	1,269
Tiger Brands Ltd. (d)	181	3,270
Truworths International Ltd. (d)	411	1,419
Valterra Platinum Ltd.	169	11,408
Vodacom Group Ltd.	762	7,056
Vukile Property Fund Ltd. REIT	1,531	2,326
We Buy Cars Holdings Ltd.	872	1,817
Wilson Bayly Holmes-Ovcon Ltd. (d)	134	1,428
Woolworths Holdings Ltd.	1,039	3,192
		424,834
TAIWAN — 44.4%
Ability Enterprise Co. Ltd.	2,150	5,062
AcBel Polytech, Inc.	2,000	3,654
Accton Technology Corp.	1,000	78,320
Acer, Inc.	3,000	3,117
Advanced Echem Materials Co. Ltd.	54	1,483
Advancetek Enterprise Co. Ltd.	2,000	1,689
Advantech Co. Ltd.	1,000	15,444
Allis Electric Co. Ltd.	2,019	7,795
Ardentec Corp.	2,000	13,937
ASE Technology Holding Co. Ltd.	5,000	106,729
Asia Cement Corp.	3,000	3,296
Asustek Computer, Inc. (a)	1,000	21,974
AUO Corp.	9,000	9,238
Aurotek Corp.	2,000	6,498
Avermedia Technologies	2,000	2,765
BES Engineering Corp. (a)	3,100	1,270
Brighton-Best International Taiwan, Inc. (a)	1,000	1,092
Caliway Biopharmaceuticals Co. Ltd. Class C (a)	740	2,318
Capital Securities Corp. (a)	3,000	3,602
Career Technology MFG. Co. Ltd. (a)	3,113	2,096
Catcher Technology Co. Ltd.	1,000	6,561
Cathay Financial Holding Co. Ltd.	11,000	33,943
Center Laboratories, Inc.	2,050	2,455
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Chailease Holding Co. Ltd.	2,032	$7,495
Chang Hwa Commercial Bank Ltd.	8,250	6,215
Chang Wah Electromaterials, Inc.	2,000	3,365
Channel Well Technology Co. Ltd.	2,000	3,327
Cheng Fwa Industrial Co. Ltd.	3,000	2,948
Cheng Loong Corp.	2,000	1,343
Cheng Shin Rubber Industry Co. Ltd.	2,000	1,880
Cheng Uei Precision Industry Co. Ltd.	2,000	2,386
Chicony Electronics Co. Ltd.	2,000	6,529
China Airlines Ltd.	3,000	2,232
China Bills Finance Corp.	1,000	554
China Man-Made Fiber Corp. (a)	6,000	2,533
China Motor Corp.	1,000	1,739
China Petrochemical Development Corp. (a)	3,000	787
China Steel Corp.	11,000	6,492
Chin-Poon Industrial Co. Ltd.	2,000	3,403
Chipbond Technology Corp.	2,000	13,278
ChipMOS Technologies, Inc.	2,000	6,247
Chung Hung Steel Corp. (a)	3,000	1,624
Chunghwa Telecom Co. Ltd.	5,000	22,209
Clevo Co.	2,000	2,615
CMC Magnetics Corp.	5,000	1,813
Compal Electronics, Inc.	5,000	5,540
Compeq Manufacturing Co. Ltd.	2,000	14,597
Continental Holdings Corp.	2,000	1,359
Coretronic Corp.	2,000	5,456
Co-Tech Development Corp.	1,000	18,834
CSBC Corp. Taiwan (a)	3,000	1,818
CTBC Financial Holding Co. Ltd.	23,000	51,261
CTCI Corp.	2,100	2,759
CviLux Corp.	850	2,636
DA CIN Construction Co. Ltd.	2,000	5,751
Da-Li Development Co. Ltd.	2,085	2,952
Delpha Construction Co. Ltd.	2,000	1,212
Delta Electronics, Inc.	3,000	183,636
E Ink Holdings, Inc.	2,000	13,467
E.Sun Financial Holding Co. Ltd.	18,120	19,595
EirGenix, Inc. (a)	2,000	3,133
Elite Semiconductor Microelectronics Technology, Inc.	2,000	14,189
Ennostar, Inc.	2,000	4,068
Eternal Materials Co. Ltd.	2,000	4,646
Eva Airways Corp.	3,000	4,228
Evergreen International Storage & Transport Corp.	500	763
Everlight Electronics Co. Ltd.	2,000	4,269
Far Eastern Department Stores Ltd. (a)	2,000	1,444
Far Eastern International Bank	6,461	2,637
Far Eastern New Century Corp.	5,000	4,473
Far EasTone Telecommunications Co. Ltd.	2,000	6,592
Farglory Land Development Co. Ltd.	2,000	4,056
Favite, Inc.	2,000	7,283
Feng Hsin Steel Co. Ltd.	1,000	1,905
Security Description	Shares	Value
Feng TAY Enterprise Co. Ltd.	2,000	$4,395
First Financial Holding Co. Ltd.	12,200	12,542
FLEXium Interconnect, Inc. (a)	2,000	4,457
FocalTech Systems Co. Ltd.	2,000	3,491
Formosa Chemicals & Fibre Corp.	5,000	8,570
Formosa Petrochemical Corp.	1,000	1,730
Formosa Plastics Corp.	6,000	10,265
Formosa Taffeta Co. Ltd.	3,000	1,596
Foxconn Technology Co. Ltd.	2,000	3,472
Fubon Financial Holding Co. Ltd.	9,457	38,444
Gemtek Technology Corp.	2,000	2,681
General Interface Solution GIS Holding Ltd. (a)	2,000	4,363
Gigabyte Technology Co. Ltd.	2,000	21,597
Global Brands Manufacture Ltd.	2,042	6,827
Goldsun Building Materials Co. Ltd. Class C	2,000	2,087
Grand Pacific Petrochemical (a)	5,000	2,213
Great Wall Enterprise Co. Ltd.	2,000	3,484
Greatek Electronics, Inc.	2,000	8,570
Hannstar Board Corp.	920	2,579
HannStar Display Corp. (a)	6,000	3,692
Highwealth Construction Corp.	2,155	2,912
Himax Technologies, Inc. ADR	302	4,633
Holdings-Key Electric Wire & Cable Co. Ltd.	2,000	2,583
Hon Hai Precision Industry Co. Ltd.	14,000	110,307
Hota Industrial Manufacturing Co. Ltd. (a)	2,000	2,995
Hsin Kuang Steel Co. Ltd.	1,000	1,188
HTC Corp.	2,000	2,847
Hua Nan Financial Holdings Co. Ltd. Class C	12,080	14,410
IBF Financial Holdings Co. Ltd.	3,057	1,425
Innolux Corp.	9,000	19,409
International CSRC Investment Holdings Co. (a)	3,000	965
Inventec Corp.	5,000	10,453
Kenda Rubber Industrial Co. Ltd.	2,000	1,058
KGI Financial Holding Co. Ltd.	20,130	18,135
Kindom Development Co. Ltd.	2,100	2,238
King Yuan Electronics Co. Ltd.	2,000	21,189
Kinpo Electronics	3,000	3,310
KS Terminals, Inc. (a)	2,000	4,169
Laser Tek Taiwan Co. Ltd.	2,000	9,197
Lien Hwa Industrial Holdings Corp.	2,050	2,764
Lite-On Technology Corp.	3,000	20,906
Macronix International Co. Ltd. (a)	3,000	14,644
MediaTek, Inc.	2,000	266,508
Medigen Vaccine Biologics Corp. (a)	2,000	2,853
Mega Financial Holding Co. Ltd.	14,000	20,260
Mercuries Life Insurance Co. Ltd. (a)	6,294	1,648
Microbio Co. Ltd. (a)	1,000	504
Micro-Star International Co. Ltd.	2,000	9,166
Mirle Automation Corp.	2,000	10,861
Mitac Holdings Corp.	2,100	5,755
Mycenax Biotech, Inc. (a)	2,000	1,607
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nan Kang Rubber Tire Co. Ltd.	880	$867
Nan Ya Plastics Corp.	6,000	31,359
Nanya Technology Corp. (a)	2,000	28,409
Nichidenbo Corp.	2,000	20,247
Novatek Microelectronics Corp.	1,000	16,794
Nuvoton Technology Corp.	2,000	10,893
Pan Jit International, Inc.	2,000	11,458
Pan-International Industrial Corp.	2,000	3,105
Pegatron Corp.	3,000	7,892
Phihong Technology Co. Ltd. (a)	2,000	1,839
Powerchip Semiconductor Manufacturing Corp. (a)	5,000	12,509
Powertech Technology, Inc.	2,000	21,189
President Chain Store Corp.	1,000	7,000
President Securities Corp.	2,100	3,296
Primax Electronics Ltd.	2,000	4,144
Qisda Corp.	820	878
Quanta Computer, Inc.	3,000	34,655
Radiant Opto-Electronics Corp.	2,000	5,462
Realtek Semiconductor Corp.	1,000	25,301
Ruentex Development Co. Ltd.	3,000	2,524
Sakura Development Co. Ltd.	2,200	2,686
Sanyang Motor Co. Ltd.	2,000	3,836
Shanghai Commercial & Savings Bank Ltd.	6,000	8,042
Shieh Yih Machinery Industry Co. Ltd.	2,000	1,774
Shihlin Paper Corp. (a)	2,000	2,960
Shinkong Insurance Co. Ltd.	1,000	4,473
Shinkong Synthetic Fibers Corp.	3,000	2,453
Sigurd Microelectronics Corp.	2,000	14,879
Silicon Integrated Systems Corp.	2,000	4,332
Sino-American Silicon Products, Inc.	2,000	11,301
Sinon Corp.	2,000	2,461
SinoPac Financial Holdings Co. Ltd.	17,577	22,015
Solar Applied Materials Technology Corp.	2,000	9,072
Standard Foods Corp.	2,000	1,843
Sunplus Technology Co. Ltd. (a)	2,000	1,993
Superalloy Industrial Co. Ltd.	2,000	3,899
Supreme Electronics Co. Ltd. (a)	2,000	5,801
Synmosa Biopharma Corp.	2,168	2,134
Synnex Technology International Corp. (a)	2,000	5,719
TA Chen Stainless Pipe	3,092	3,916
Ta Ya Electric Wire & Cable	2,015	2,404
Taichung Commercial Bank Co. Ltd.	5,259	3,310
TaiMed Biologics, Inc. (a)	2,000	4,081
Tainan Spinning Co. Ltd.	3,000	1,257
Taiwan Business Bank	9,360	5,215
Taiwan Cogeneration Corp.	2,219	5,315
Taiwan Cooperative Financial Holding Co. Ltd.	12,240	9,548
Taiwan Fertilizer Co. Ltd.	2,000	2,979
Taiwan Glass Industry Corp. (a)	2,000	4,696
Taiwan High Speed Rail Corp.	2,000	1,664
Taiwan Mobile Co. Ltd.	2,000	7,314
Security Description	Shares	Value
Taiwan Paiho Ltd.	1,000	$1,392
Taiwan Semiconductor Co. Ltd.	2,000	7,565
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	1,966,945
Taiwan Shin Kong Security Co. Ltd.	1,000	1,273
Taiwan-Asia Semiconductor Corp. (a)	2,000	2,357
Tatung Co. Ltd.	2,900	2,485
TCC Group Holdings Co. Ltd.	6,000	4,530
Teco Electric & Machinery Co. Ltd.	2,000	4,401
Tong Yang Industry Co. Ltd.	2,000	4,859
Tong-Tai Machine & Tool Co. Ltd. (a)	2,000	2,590
TPK Holding Co. Ltd.	2,000	5,048
Tripod Technology Corp.	2,000	32,521
TS Financial Holding Co. Ltd.	28,736	29,993
TSRC Corp.	3,000	1,949
TTY Biopharm Co. Ltd.	2,000	4,753
Tung Ho Steel Enterprise Corp.	1,000	2,116
U-Ming Marine Transport Corp.	2,000	3,786
Unic Technology Corp.	3,000	3,221
Unimicron Technology Corp.	2,022	67,915
Union Bank of Taiwan	5,210	3,704
Uni-President Enterprises Corp.	5,000	11,693
Unitech Printed Circuit Board Corp.	2,047	3,637
United Microelectronics Corp. (a)	14,000	72,293
United Renewable Energy Co. Ltd. (a)	5,000	2,731
Universal Cement Corp.	2,000	1,683
Vanguard International Semiconductor Corp.	2,091	14,178
Wafer Works Corp. (a)	2,101	8,112
Walsin Lihwa Corp.	3,158	3,688
Wan Hai Lines Ltd. (a)	2,000	4,972
Weikeng Industrial Co. Ltd.	2,000	3,101
Winbond Electronics Corp.	3,000	19,541
Wisdom Marine Lines Co. Ltd.	2,000	4,558
Wistron Corp. (a)	3,000	14,926
WPG Holdings Ltd.	2,000	6,718
WT Microelectronics Co. Ltd.	2,000	13,435
Yang Ming Marine Transport Corp.	1,000	1,632
YFY, Inc.	2,000	1,701
Yuanta Financial Holding Co. Ltd.	15,300	31,554
Yulon Motor Co. Ltd.	2,000	1,708
YungShin Global Holding Corp.	1,000	1,689
Zhen Ding Technology Holding Ltd.	2,000	39,552
Zyxel Group Corp.	2,000	2,922
		4,400,485
THAILAND — 2.2%
Advanced Info Service PCL NVDR	1,146	12,660
Airports of Thailand PCL NVDR	3,800	7,349
Asset World Corp. PCL NVDR	13,300	1,073
B Grimm Power PCL NVDR	2,400	1,228
Bangkok Airways PCL NVDR	2,600	1,448
Bangkok Bank PCL NVDR	600	3,242
Bangkok Chain Hospital PCL NVDR	3,000	894
Bangkok Commercial Asset Management PCL NVDR	6,300	1,242
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bangkok Dusit Medical Services PCL NVDR	5,100	$2,963
Bangkok Expressway & Metro PCL NVDR	8,000	1,493
Banpu PCL NVDR	9,700	1,577
Berli Jucker PCL NVDR	2,300	1,018
Betagro PCL NVDR	2,300	1,433
BTS Group Holdings PCL NVDR (a)	11,200	708
Bumrungrad Hospital PCL NVDR	500	2,830
Carabao Group PCL NVDR	900	1,280
Central Pattana PCL NVDR	1,400	2,823
Central Plaza Hotel PCL NVDR	1,500	1,671
Central Retail Corp. PCL NVDR	3,500	2,476
Chularat Hospital PCL NVDR	18,300	859
Com7 PCL NVDR	2,100	1,754
CP ALL PCL NVDR	3,800	5,348
CP Axtra PCL NVDR	1,783	800
CPN Retail Growth Leasehold REIT	4,500	1,750
Delta Electronics Thailand PCL NVDR	5,100	49,894
Electricity Generating PCL NVDR	500	1,806
Energy Absolute PCL NVDR (a)	11,500	1,004
Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,000	1,791
Global Power Synergy PCL NVDR	1,200	1,589
Gulf Development PCL NVDR	8,347	15,452
Hana Microelectronics PCL NVDR	1,400	1,643
Home Product Center PCL NVDR	5,400	1,065
Indorama Ventures PCL NVDR	2,600	1,722
IRPC PCL NVDR	37,600	2,071
Kasikornbank PCL NVDR	1,400	9,187
KCE Electronics PCL NVDR	1,500	1,885
Kiatnakin Phatra Bank PCL NVDR	1,100	3,328
Krung Thai Bank PCL NVDR	3,900	4,461
Krungthai Card PCL NVDR	1,400	1,401
Land & Houses PCL NVDR	9,500	1,081
MBK PCL NVDR	3,000	1,743
Mega Lifesciences PCL NVDR	1,400	1,549
Minor International PCL NVDR	3,300	2,454
Muangthai Capital PCL NVDR	1,200	1,138
Osotspa PCL NVDR	2,300	1,205
Plan B Media PCL NVDR	6,600	922
PTT Exploration & Production PCL NVDR	1,400	5,647
PTT Global Chemical PCL NVDR	2,100	2,118
PTT Oil & Retail Business PCL NVDR	3,300	1,242
PTT PCL NVDR	5,597	5,981
Ratch Group PCL NVDR	1,700	1,612
SCB X PCL NVDR	570	2,539
SCG Packaging PCL NVDR	2,100	1,802
Siam Cement PCL NVDR	500	3,672
Siam Global House PCL NVDR	3,569	763
Srisawad Corp. PCL NVDR	1,490	1,036
Star Petroleum Refining PCL NVDR	6,900	1,578
Thai Oil PCL NVDR	1,100	1,606
Thai Union Group PCL NVDR	3,500	1,233
Thanachart Capital PCL NVDR	29	59
Security Description	Shares	Value
TIDLOR Holdings PCL NVDR	3,200	$1,840
TMBThanachart Bank PCL NVDR	40,280	2,983
True Corp. PCL NVDR	18,900	7,339
WHA Corp. PCL NVDR	10,300	1,597
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	2,428	804
		213,761
TURKEY — 1.1%
AG Anadolu Grubu Holding AS	1,857	1,376
Akbank TAS	3,677	6,068
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,596	1,171
Arcelik AS (a)	365	777
Aselsan Elektronik Sanayi Ve Ticaret AS	1,608	11,891
BIM Birlesik Magazalar AS	1,060	8,298
Coca-Cola Icecek AS	1,114	1,983
Dogan Sirketler Grubu Holding AS	3,431	1,508
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (d)	4,313	1,912
Enerjisa Enerji AS (b)	863	1,894
Enka Insaat ve Sanayi AS	2,353	4,564
Eregli Demir ve Celik Fabrikalari TAS	5,027	4,362
Ford Otomotiv Sanayi AS (d)	981	1,778
Haci Omer Sabanci Holding AS	1,827	3,818
Is Yatirim Menkul Degerler AS Class A	1,386	1,072
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	2,220	1,894
KOC Holding AS	1,506	6,246
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)	987	796
Migros Ticaret AS	148	2,124
MLP Saglik Hizmetleri AS (a) (b)	151	1,392
Otokar Otomotiv Ve Savunma Sanayi AS (a)	110	886
Oyak Cimento Fabrikalari AS	2,901	1,275
Pegasus Hava Tasimaciligi AS (a)	331	1,242
Petkim Petrokimya Holding AS (a)	2,258	925
Sasa Polyester Sanayi AS (a)	3,834	201
Sok Marketler Ticaret AS (a)	962	955
TAV Havalimanlari Holding AS (a)	281	1,700
Tofas Turk Otomobil Fabrikasi AS	217	1,433
Turk Altin Isletmeleri AS (a)	1,987	1,985
Turk Hava Yollari AO (d)	863	6,030
Turk Telekomunikasyon AS (a)	1,070	1,408
Turk Traktor ve Ziraat Makineleri AS (a)	74	695
Turkcell Iletisim Hizmetleri AS	1,520	3,499
Turkiye Garanti Bankasi AS	761	2,251
Turkiye Is Bankasi AS Class C	10,574	3,356
Turkiye Petrol Rafinerileri AS	1,043	5,086
Turkiye Sise ve Cam Fabrikalari AS	2,201	2,090
Turkiye Vakiflar Bankasi TAO Class D (a)	2,559	1,795
Ulker Biskuvi Sanayi AS	344	732
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yapi ve Kredi Bankasi AS (a)	3,425	$2,947
		105,415
UNITED ARAB EMIRATES — 2.0%
Abu Dhabi Commercial Bank PJSC	3,593	14,146
Abu Dhabi Islamic Bank PJSC	1,736	9,775
Abu Dhabi National Oil Co. for Distribution PJSC	3,076	3,283
Abu Dhabi Ports Co. PJSC (a)	1,144	1,464
ADNOC Drilling Co. PJSC	3,123	4,872
Adnoc Gas PLC	3,969	3,717
ADNOC Logistics & Services	1,491	2,444
Agthia Group PJSC	799	766
Air Arabia PJSC	2,915	4,326
Ajman Bank PJSC	3,081	1,174
Al Waha Capital PJSC	3,511	1,797
Aldar Properties PJSC	4,233	9,543
Amanat Holdings PJSC	4,717	1,772
Americana Restaurants International PLC - Foreign Co.	3,338	1,845
Apex Investment Co. PSC (a)	2,059	1,867
Borouge PLC	2,234	1,551
Dana Gas PJSC	9,181	2,330
Dubai Electricity & Water Authority PJSC	9,441	7,146
Dubai Investments PJSC	2,823	2,852
Dubai Islamic Bank PJSC	3,321	6,736
Emaar Development PJSC	856	3,221
Emaar Properties PJSC	6,868	22,290
Emirates Central Cooling Systems Corp.	3,212	1,425
Emirates NBD Bank PJSC	2,776	22,343
Emirates Telecommunications Group Co. PJSC	3,872	20,242
Eshraq Investments PJSC (a)	27,127	3,745
Etihad Energy Holding PJSC (a)	565	449
Fertiglobe PLC	2,221	1,669
First Abu Dhabi Bank PJSC	4,975	23,028
Modon Holding PSC (a)	3,940	3,208
NMDC Group PJSC	251	1,503
Phoenix Group PLC (a)	3,431	617
Pure Health Holding PJSC	1,481	891
Salik Co. PJSC	1,988	3,183
Sharjah Islamic Bank	3,301	2,651
Space42 PLC (a)	2,557	1,211
TECOM Group PJSC	1,777	1,679
Two Point Zero Group PJSC (a)	4,671	2,722
		199,483
UNITED STATES — 0.1%
GCC SAB de CV	302	3,612
JBS NV Class A	377	4,467
Titan SA	50	2,970
		11,049
TOTAL COMMON STOCKS (Cost $7,678,090)		9,803,460
Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia SA Class C, Preference Shares (a)	310	$3,172
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 3.34%	349	6,842
TOTAL PREFERRED STOCKS (Cost $5,214)		10,014
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	230	8
YTL Corp. Bhd. (expiring 06/02/28) (a)	780	103
YTL Power International Bhd. (expiring 06/02/28) (a)	400	170
		281
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (a)	1,575	27
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) NVDR (a)	1,867	35
TOTAL WARRANTS (Cost $24)		343
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	39,817	39,817
State Street Navigator Securities Lending Portfolio II (g) (h)	80,616	80,616
TOTAL SHORT-TERM INVESTMENTS (Cost $120,433)		120,433
TOTAL INVESTMENTS — 100.2% (Cost $7,803,761)		9,934,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(15,512)
NET ASSETS — 100.0%		$9,918,738

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.0% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $930,
representing less than 0.05% of the Fund's net assets.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(d)	All or a portion of the shares of the security are on loan at June 30, 2026.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,798,185	$4,345	$930	$9,803,460
Preferred Stocks	10,014	—	—	10,014
Warrants	70	273	—	343
Short-Term Investments	120,433	—	—	120,433
TOTAL INVESTMENTS	$9,928,702	$4,618	$930	$9,934,250
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,011	$12,011	$513,808	$486,002	$—	$—	39,817	$39,817	$581
State Street Navigator Securities Lending Portfolio II	63,957	63,957	384,105	367,446	—	—	80,616	80,616	356
Total		$75,968	$897,913	$853,448	$—	$—		$120,433	$937
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.5%
ANZ Group Holdings Ltd.	4,399	$107,734
APA Group Stapled Security	716	5,030
Aristocrat Leisure Ltd.	1,267	53,781
ASX Ltd. (a)	425	15,699
BHP Group Ltd.	12,285	505,556
Brambles Ltd.	3,493	47,141
CAR Group Ltd. (a)	177	3,159
Cochlear Ltd. (a)	166	14,002
Coles Group Ltd.	1,588	26,811
Commonwealth Bank of Australia (a)	1,186	135,262
Computershare Ltd.	1,305	34,609
CSL Ltd.	630	50,080
Evolution Mining Ltd.	910	7,408
Fortescue Ltd. (a)	4,944	65,593
Glencore PLC (b)	17,611	120,096
Goodman Group REIT (a)	737	15,895
Insurance Australia Group Ltd.	2,226	12,476
Lottery Corp. Ltd. (a)	881	3,516
Lynas Rare Earths Ltd. (b)	179	2,240
Macquarie Group Ltd.	252	43,697
Medibank Pvt Ltd.	6,767	23,300
National Australia Bank Ltd.	3,961	103,895
Northern Star Resources Ltd.	1,025	13,457
Origin Energy Ltd.	2,199	16,728
PLS Group Ltd. (b)	1,619	5,631
Pro Medicus Ltd. (a)	164	23,113
Qantas Airways Ltd.	1,599	11,765
QBE Insurance Group Ltd.	4,519	78,864
REA Group Ltd. (a)	115	11,089
Rio Tinto Ltd.	929	111,029
Rio Tinto PLC	2,825	267,038
Santos Ltd.	4,898	24,466
Scentre Group REIT	5,862	15,676
SGH Ltd. (a)	166	5,364
Sigma Healthcare Ltd. (a)	1,051	2,002
Sonic Healthcare Ltd.	791	11,404
South32 Ltd.	4,845	13,091
Stockland REIT (a)	3,159	8,929
Suncorp Group Ltd.	1,344	17,961
Telstra Group Ltd.	36,378	128,030
Transurban Group Stapled Security	828	8,249
Vicinity Ltd. REIT (a)	4,132	7,386
Washington H Soul Pattinson & Co. Ltd.	254	8,121
Wesfarmers Ltd.	2,855	178,806
Westpac Banking Corp. (a)	4,420	107,819
WiseTech Global Ltd. (a)	68	1,555
Woodside Energy Group Ltd. (a)	2,964	57,928
Woolworths Group Ltd. (a)	1,454	40,323
		2,572,804
AUSTRIA — 0.1%
BAWAG Group AG (c)	82	16,434
Erste Group Bank AG	479	64,129
Security Description	Shares	Value
OMV AG	292	$18,412
Raiffeisen Bank International AG	460	29,373
Verbund AG	501	31,847
		160,195
BELGIUM — 0.1%
Ageas SA	217	17,367
Anheuser-Busch InBev SA	817	67,870
D'ieteren Group	22	4,286
Elia Group SA	35	5,594
Financiere de Tubize SA	6	1,585
Groupe Bruxelles Lambert NV	104	9,477
KBC Group NV	337	45,965
Lotus Bakeries NV	1	13,285
Sofina SA (a)	135	34,357
Syensqo SA (a)	125	9,232
UCB SA	49	14,678
		223,696
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	77	130,699
Wheaton Precious Metals Corp.	118	13,269
Yara International ASA	235	10,340
		154,308
CANADA — 2.9%
Agnico Eagle Mines Ltd.	278	43,179
Alamos Gold, Inc. Class A	184	5,577
Alimentation Couche-Tard, Inc. (a)	858	54,670
AltaGas Ltd. (a)	329	12,149
ARC Resources Ltd.	721	15,144
AtkinsRealis Group, Inc. (a)	98	6,084
Bank of Montreal	782	138,167
Bank of Nova Scotia	1,557	135,282
Barrick Mining Corp. (a)	2,810	103,289
BCE, Inc. (a)	611	13,157
Brookfield Asset Management Ltd. Class A (a)	20	897
Brookfield Corp. (a)	2,106	89,821
Brookfield Renewable Corp.	8	297
CAE, Inc. (a) (b)	172	4,305
Cameco Corp.	92	9,374
Canadian Imperial Bank of Commerce (a)	2,043	235,181
Canadian National Railway Co.	1,132	135,042
Canadian Natural Resources Ltd. (a)	1,731	68,471
Canadian Pacific Kansas City Ltd.	426	36,921
Canadian Tire Corp. Ltd. Class A (a)	106	14,595
Canadian Utilities Ltd. Class A (a)	151	5,611
CCL Industries, Inc. Class B	151	9,842
Celestica, Inc. (b)	304	110,831
Cenovus Energy, Inc. (a)	1,348	33,435
CGI, Inc. (a)	3,042	196,553
Constellation Software, Inc. (a)	217	408,381
Descartes Systems Group, Inc. (b)	1,168	80,869
Dollarama, Inc. (a)	1,905	251,923
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Element Fleet Management Corp. (a)	357	$7,365
Emera, Inc.	335	17,764
Empire Co. Ltd. Class A	278	9,733
Enbridge, Inc. (a)	1,509	81,802
Equinox Gold Corp.	400	3,896
Fairfax Financial Holdings Ltd.	105	172,643
FirstService Corp. (a)	20	2,843
Fortis, Inc.	456	26,115
Franco-Nevada Corp.	353	73,631
George Weston Ltd.	227	16,288
Gildan Activewear, Inc. (a)	114	5,875
Great-West Lifeco, Inc.	577	36,753
Hydro One Ltd. (c)	2,646	109,104
iA Financial Corp., Inc.	183	25,260
IGM Financial, Inc. (a)	27	1,507
Imperial Oil Ltd. (a)	481	53,994
Intact Financial Corp.	1,874	386,635
Keyera Corp. (a)	133	5,341
Kinross Gold Corp.	2,864	67,787
Loblaw Cos. Ltd.	4,061	184,165
Lundin Gold, Inc. (a)	327	17,634
Magna International, Inc.	652	42,862
Manulife Financial Corp.	1,813	73,504
Metro, Inc.	207	13,231
National Bank of Canada (a)	326	51,450
Nutrien Ltd.	626	39,424
Pan American Silver Corp.	174	7,798
Pembina Pipeline Corp.	403	18,640
Power Corp. of Canada (a)	501	31,224
RB Global, Inc. (a)	84	9,776
Restaurant Brands International, Inc.	182	13,196
Rogers Communications, Inc. Class B	842	27,383
Royal Bank of Canada	1,890	391,228
Saputo, Inc.	304	8,802
Shopify, Inc. Class A (a) (b)	198	22,645
Stantec, Inc.	53	3,654
Sun Life Financial, Inc. (a)	520	40,812
Suncor Energy, Inc.	1,226	65,934
TC Energy Corp. (a)	587	38,859
Teck Resources Ltd. Class B	412	24,530
TELUS Corp.	779	8,236
TFI International, Inc.	106	15,253
Thomson Reuters Corp. (a)	134	10,941
TMX Group Ltd.	102	3,338
Toromont Industries Ltd.	125	20,548
Toronto-Dominion Bank	2,859	347,493
Tourmaline Oil Corp.	319	13,333
Whitecap Resources, Inc. (a)	1,445	15,003
WSP Global, Inc.	74	9,172
		4,893,451
CHILE — 0.0% *
Antofagasta PLC	150	7,605
Security Description	Shares	Value
Lundin Mining Corp.	348	$8,477
		16,082
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	45,500	245,891
Prosus NV	473	20,544
SITC International Holdings Co. Ltd.	4,000	16,006
Wilmar International Ltd.	5,300	14,792
Yangzijiang Shipbuilding Holdings Ltd.	7,400	19,567
		316,800
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	412	3,226
CZECH REPUBLIC — 0.0% *
CSG NV (a) (b)	285	4,162
DENMARK — 0.5%
Carlsberg AS Class B	102	13,367
Coloplast AS Class B	294	16,741
Danske Bank AS	1,038	55,599
Demant AS (b)	71	2,913
DSV AS	143	33,880
Genmab AS (b)	158	43,379
Novo Nordisk AS Class B	10,767	518,094
Novonesis Novozymes B Class B	218	13,768
Orsted AS (b) (c)	353	7,926
Pandora AS	262	30,079
Rockwool AS Class B	115	3,680
Tryg AS	2,674	60,899
Vestas Wind Systems AS	567	16,009
		816,334
FINLAND — 0.5%
Elisa OYJ	2,184	91,739
Fortum OYJ	405	9,395
Kesko OYJ Class B	397	8,878
Kone OYJ Class B	1,358	77,257
Metso OYJ	1,439	25,007
Neste OYJ	3,128	102,424
Nokia OYJ	15,428	203,817
Nordea Bank Abp (d)	73	1,385
Nordea Bank Abp (d)	7,482	141,999
Orion OYJ Class B	282	23,197
Sampo OYJ Class A	15,002	157,694
Stora Enso OYJ Class R (a)	1,186	12,646
UPM-Kymmene OYJ	695	18,435
Wartsila OYJ Abp	1,062	40,529
		914,402
FRANCE — 2.3%
Abivax SA (a) (b)	3	396
Accor SA	176	10,230
Aeroports de Paris SA (a)	352	45,878
Air Liquide SA	1,118	221,488
Airbus SE	1,318	293,146
Alstom SA (a) (b)	797	13,864
Amundi SA (c)	72	6,911
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
AXA SA	2,593	$129,997
Ayvens SA (c)	1,780	23,444
BioMerieux	37	2,906
BNP Paribas SA	2,420	282,600
Bollore SE	919	4,262
Bouygues SA	570	31,809
Bureau Veritas SA	747	22,871
Capgemini SE	276	27,756
Carrefour SA	2,800	52,020
Cie de Saint-Gobain SA	845	76,476
Cie Generale des Etablissements Michelin SCA	1,341	51,744
Covivio SA REIT	84	5,148
Credit Agricole SA	2,547	51,236
Danone SA	2,211	181,347
Dassault Aviation SA	11	3,612
Dassault Systemes SE	4,578	93,244
Eiffage SA	150	22,140
Engie SA	5,140	162,134
EssilorLuxottica SA	219	41,075
Gecina SA REIT	73	6,139
Getlink SE	3,323	70,665
Hermes International SCA	56	102,312
Ipsen SA	77	14,860
Kering SA	83	23,467
Klepierre SA REIT	261	10,916
Legrand SA	124	20,939
L'Oreal SA	505	221,507
LVMH Moet Hennessy Louis Vuitton SE	215	118,996
Orange SA	26,703	503,890
Pernod Ricard SA	376	27,452
Publicis Groupe SA	647	63,956
Renault SA	1,291	37,018
Rexel SA	382	16,688
Safran SA	157	61,927
Sartorius Stedim Biotech	13	2,699
Societe Generale SA	1,484	131,270
Sodexo SA (a)	218	12,624
Thales SA	207	53,202
TotalEnergies SE	5,075	394,727
Unibail-Rodamco-Westfield REIT (b)	133	15,578
Veolia Environnement SA	1,027	42,787
Vinci SA	666	97,312
		3,908,665
GERMANY — 2.2%
adidas AG	136	27,895
Allianz SE	447	211,628
BASF SE	1,519	81,242
Bayer AG	2,222	122,981
Bayerische Motoren Werke AG	1,350	88,378
Bayerische Motoren Werke AG Preference Shares	261	17,143
Beiersdorf AG	244	21,017
Brenntag SE	209	12,707
Commerzbank AG	986	41,969
Security Description	Shares	Value
Continental AG	193	$15,923
CTS Eventim AG & Co. KGaA	47	2,743
Daimler Truck Holding AG	992	47,861
Deutsche Bank AG	4,201	142,289
Deutsche Boerse AG	233	63,614
Deutsche Lufthansa AG	2,680	30,671
Deutsche Post AG	1,587	96,346
Deutsche Telekom AG	16,307	444,654
Dr. Ing hc F Porsche AG Preference Shares	186	9,253
E.ON SE	5,590	115,199
Evonik Industries AG	542	9,840
Fresenius Medical Care AG	472	21,370
Fresenius SE & Co. KGaA	691	31,577
GEA Group AG	375	25,746
Hannover Rueck SE	153	42,402
Heidelberg Materials AG	181	34,538
Henkel AG & Co. KGaA	141	11,155
Henkel AG & Co. KGaA Preference Shares	221	18,581
Hensoldt AG	19	1,472
HOCHTIEF AG	10	5,797
Infineon Technologies AG	601	56,117
Knorr-Bremse AG	41	4,763
Mercedes-Benz Group AG	4,141	207,935
Merck KGaA	140	23,505
MTU Aero Engines AG	135	56,166
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	422	235,688
Nemetschek SE	121	7,346
Porsche Automobil Holding SE Preference Shares	403	12,422
Rational AG	12	8,787
Rheinmetall AG	123	139,290
RWE AG	1,014	65,640
SAP SE	3,936	603,004
Sartorius AG Preference Shares	10	2,625
Scout24 SE (c)	1,054	87,184
Siemens AG	543	174,541
Siemens Energy AG	124	23,505
Siemens Healthineers AG (c)	382	14,937
Symrise AG	104	10,442
Talanx AG	114	14,415
Volkswagen AG Preference Shares	2,001	160,371
Vonovia SE	1,216	30,016
Zalando SE (b) (c)	386	11,196
		3,745,886
GUATEMALA — 0.0% *
Millicom International Cellular SA	100	9,076
HONG KONG — 0.6%
AIA Group Ltd.	7,200	65,600
CK Asset Holdings Ltd.	3,678	20,721
CK Infrastructure Holdings Ltd.	500	3,806
CLP Holdings Ltd.	20,000	186,686
Futu Holdings Ltd. ADR	153	14,342
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Henderson Land Development Co. Ltd. (a)	2,000	$6,325
HKT Trust & HKT Ltd. Stapled Security	47,540	70,685
Hong Kong & China Gas Co. Ltd.	113,277	93,891
Hong Kong Exchanges & Clearing Ltd.	2,871	132,896
Hongkong Land Holdings Ltd.	1,070	7,618
Link REIT	3,610	16,802
MTR Corp. Ltd. (a)	22,038	85,712
Power Assets Holdings Ltd.	19,000	138,344
Prudential PLC	6,588	87,702
Sino Land Co. Ltd.	4,776	6,261
Sun Hung Kai Properties Ltd.	2,000	28,641
Swire Pacific Ltd. Class A	1,000	10,418
Techtronic Industries Co. Ltd.	3,500	57,797
WH Group Ltd. (c)	15,072	15,933
Wharf Real Estate Investment Co. Ltd.	3,000	8,179
		1,058,359
INDONESIA — 0.0% *
Jardine Matheson Holdings Ltd.	350	21,525
IRELAND — 0.2%
AerCap Holdings NV	307	44,754
AIB Group PLC	12,740	149,662
Bank of Ireland Group PLC	1,694	33,748
Kerry Group PLC Class A	174	15,984
Kingspan Group PLC	147	13,437
		257,585
ISRAEL — 0.5%
Azrieli Group Ltd.	17	2,307
Bank Hapoalim BM	8,331	191,788
Bank Leumi Le-Israel BM	7,235	161,555
Check Point Software Technologies Ltd. (b)	982	129,064
Elbit Systems Ltd.	8	6,068
Enlight Renewable Energy Ltd. (b)	360	31,778
Harel Insurance Investments & Financial Services Ltd.	72	3,784
ICL Group Ltd.	1,178	5,907
Israel Discount Bank Ltd. Class A	2,534	25,090
Mizrahi Tefahot Bank Ltd.	947	62,615
Nova Ltd. (b)	56	29,603
OPC Energy Ltd. (b)	32	994
Phoenix Financial Ltd.	536	29,611
Teva Pharmaceutical Industries Ltd. (b)	1,102	36,384
Tower Semiconductor Ltd. (b)	182	46,693
		763,241
ITALY — 0.8%
Banca Mediolanum SpA	504	12,550
Banca Monte dei Paschi di Siena SpA	4,065	50,491
Banco BPM SpA	1,998	34,516
Security Description	Shares	Value
BPER Banca SpA	2,297	$36,063
Coca-Cola HBC AG Class DI	480	31,344
Davide Campari-Milano NV (a)	560	3,488
Enel SpA	8,454	97,177
Eni SpA (a)	9,312	219,529
Ferrari NV	501	185,786
FinecoBank Banca Fineco SpA	1,438	36,087
Generali (a)	1,191	58,021
Intesa Sanpaolo SpA	22,614	154,869
Italgas SpA	581	6,732
Leonardo SpA	322	17,275
Moncler SpA	503	29,203
Poste Italiane SpA	467	15,281
Prysmian SpA	137	22,876
Recordati Industria Chimica e Farmaceutica SpA	59	3,460
Ryanair Holdings PLC	1,865	58,317
Snam SpA	1,797	12,976
Telecom Italia SpA (b)	1,921	17,478
Terna - Rete Elettrica Nazionale	1,179	13,803
UniCredit SpA	3,040	272,003
Unipol Assicurazioni SpA	1,159	32,345
		1,421,670
IVORY COAST — 0.0% *
Endeavour Mining PLC	423	20,795
JAPAN — 7.5%
Advantest Corp.	1,700	338,274
Aeon Co. Ltd.	3,600	29,704
AGC, Inc. (a)	400	17,142
Aisin Corp.	1,300	17,489
Ajinomoto Co., Inc.	300	10,841
ANA Holdings, Inc.	2,500	45,654
Asahi Group Holdings Ltd.	2,700	25,717
Asahi Kasei Corp.	2,000	22,040
Asics Corp.	1,700	45,762
Astellas Pharma, Inc.	20,600	275,681
Bandai Namco Holdings, Inc.	1,100	25,611
Bridgestone Corp. (a)	4,200	88,122
Canon, Inc. (a)	11,700	298,538
Capcom Co. Ltd.	600	11,119
Central Japan Railway Co.	11,200	239,057
Chiba Bank Ltd.	800	12,143
Chubu Electric Power Co., Inc.	3,500	65,898
Chugai Pharmaceutical Co. Ltd.	1,400	64,898
Dai Nippon Printing Co. Ltd.	700	12,736
Daifuku Co. Ltd.	600	26,304
Daiichi Life Group, Inc.	4,900	53,620
Daiichi Sankyo Co. Ltd.	4,000	64,199
Daikin Industries Ltd.	200	30,377
Daito Trust Construction Co. Ltd.	900	17,189
Daiwa House Industry Co. Ltd.	1,300	35,331
Daiwa Securities Group, Inc.	1,500	14,725
Denso Corp.	3,300	38,091
Disco Corp.	200	99,997
East Japan Railway Co. (a)	12,700	266,307
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ebara Corp.	300	$11,548
Eisai Co. Ltd. (a)	300	7,603
ENEOS Holdings, Inc.	7,200	53,028
FANUC Corp.	400	18,102
Fast Retailing Co. Ltd.	400	203,809
Fuji Electric Co. Ltd.	100	8,316
FUJIFILM Holdings Corp.	14,400	308,600
Fujikura Ltd.	2,700	103,631
Fujitsu Ltd.	12,700	253,726
Hankyu Hanshin Holdings, Inc. (a)	2,900	76,227
Hitachi Ltd.	2,900	79,778
Honda Motor Co. Ltd.	19,700	179,394
Hoya Corp.	700	111,767
Hulic Co. Ltd. (a)	600	6,265
Ibiden Co. Ltd.	100	14,653
Idemitsu Kosan Co. Ltd.	3,100	22,851
IHI Corp.	500	8,342
Inpex Corp.	7,600	152,678
Isuzu Motors Ltd.	1,300	17,201
ITOCHU Corp.	6,900	78,712
Japan Exchange Group, Inc.	2,100	26,424
Japan Post Bank Co. Ltd.	5,300	99,886
Japan Post Holdings Co. Ltd.	3,700	49,379
Japan Post Insurance Co. Ltd.	1,100	10,332
Japan Tobacco, Inc.	800	29,593
JFE Holdings, Inc. (a)	3,200	30,715
JX Advanced Metals Corp.	200	5,412
Kajima Corp.	400	14,452
Kansai Electric Power Co., Inc.	2,700	37,969
Kao Corp. (a)	2,200	43,628
Kawasaki Heavy Industries Ltd.	600	10,789
Kawasaki Kisen Kaisha Ltd. (a)	1,000	15,290
KDDI Corp.	36,900	623,230
Keyence Corp.	900	448,879
Kikkoman Corp.	600	6,158
Kioxia Holdings Corp. (b)	100	55,179
Kirin Holdings Co. Ltd.	7,600	131,425
Komatsu Ltd.	1,100	42,518
Kubota Corp.	1,500	24,785
Kyocera Corp.	16,300	357,141
Kyowa Kirin Co. Ltd. (a)	300	4,775
Lasertec Corp.	300	91,740
LY Corp.	3,500	9,342
Makita Corp.	200	7,126
Marubeni Corp.	1,600	46,171
Minebea Mitsumi, Inc.	400	11,705
Mitsubishi Chemical Group Corp.	4,200	29,163
Mitsubishi Corp.	3,100	82,915
Mitsubishi Electric Corp.	1,200	43,385
Mitsubishi Estate Co. Ltd.	800	20,403
Mitsubishi HC Capital, Inc.	1,900	15,361
Mitsubishi Heavy Industries Ltd.	1,300	29,323
Mitsubishi UFJ Financial Group, Inc.	12,300	242,708
Mitsui & Co. Ltd.	2,800	77,475
Mitsui Fudosan Co. Ltd.	2,900	26,747
Mitsui OSK Lines Ltd. (a)	1,000	32,075
Security Description	Shares	Value
Mizuho Financial Group, Inc.	2,840	$135,303
MS&AD Insurance Group Holdings, Inc.	3,400	88,700
Murata Manufacturing Co. Ltd.	700	49,079
NEC Corp.	4,900	118,336
Nexon Co. Ltd. (a)	300	3,960
NIDEC Corp.	900	14,647
Nintendo Co. Ltd.	3,000	125,796
Nippon Building Fund, Inc. REIT (a)	6	4,648
Nippon Paint Holdings Co. Ltd. (a)	1,200	7,775
Nippon Sanso Holdings Corp.	200	7,379
Nippon Steel Corp. (a)	21,200	69,930
Nippon Yusen KK (a)	1,300	41,722
Nissan Motor Co. Ltd. (a) (b)	21,800	40,240
Nitori Holdings Co. Ltd.	500	7,428
Nitto Denko Corp.	700	13,653
Nomura Holdings, Inc.	4,500	39,137
Nomura Research Institute Ltd.	5,700	161,048
NTT, Inc.	448,300	399,960
Obayashi Corp.	600	12,024
Obic Co. Ltd.	4,800	112,908
Olympus Corp.	1,000	10,454
Oriental Land Co. Ltd. (a)	14,500	222,150
ORIX Corp.	1,200	45,401
Osaka Gas Co. Ltd.	3,500	117,496
Otsuka Corp. (a)	3,600	61,434
Otsuka Holdings Co. Ltd.	2,200	146,261
Pan Pacific International Holdings Corp.	13,000	65,830
Panasonic Holdings Corp.	3,200	88,641
Rakuten Group, Inc. (b)	1,500	6,953
Recruit Holdings Co. Ltd.	3,100	216,108
Renesas Electronics Corp.	1,100	32,535
Resona Holdings, Inc.	2,400	31,099
Resonac Holdings Corp.	100	10,891
Ryohin Keikaku Co. Ltd.	300	6,533
Sanrio Co. Ltd. (a)	1,700	11,506
SBI Holdings, Inc.	800	12,990
SCREEN Holdings Co. Ltd.	300	32,866
Secom Co. Ltd.	5,300	210,533
Seibu Holdings, Inc.	400	7,809
Sekisui House Ltd.	1,300	27,052
Seven & i Holdings Co. Ltd.	4,300	51,777
Shimano, Inc.	100	10,672
Shimizu Corp.	400	6,275
Shin-Etsu Chemical Co. Ltd.	1,100	47,431
Shionogi & Co. Ltd.	6,300	108,111
Shiseido Co. Ltd. (a)	400	6,443
SMC Corp.	53	23,245
SoftBank Corp.	397,100	508,454
SoftBank Group Corp.	1,600	58,704
Sompo Holdings, Inc.	2,800	107,469
Sony Group Corp.	5,500	110,998
Subaru Corp.	2,000	29,411
Sumitomo Corp.	4,800	45,748
Sumitomo Electric Industries Ltd.	1,600	28,815
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sumitomo Metal Mining Co. Ltd.	200	$9,191
Sumitomo Mitsui Financial Group, Inc.	4,800	187,422
Sumitomo Mitsui Trust Group, Inc.	900	33,541
Sumitomo Realty & Development Co. Ltd.	600	13,811
Suntory Beverage & Food Ltd. (a)	200	5,534
Suzuki Motor Corp.	3,300	39,706
T&D Holdings, Inc.	500	14,788
Taisei Corp.	100	8,768
Takeda Pharmaceutical Co. Ltd.	12,168	385,947
TDK Corp.	1,300	28,556
Terumo Corp.	900	12,371
Toho Co. Ltd.	3,800	30,407
Tokio Marine Holdings, Inc.	4,400	194,978
Tokyo Electron Ltd.	900	427,227
Tokyo Gas Co. Ltd.	1,700	64,025
TOPPAN Holdings, Inc.	400	12,564
Toray Industries, Inc.	2,500	17,343
Toyota Motor Corp.	19,900	333,656
Toyota Tsusho Corp.	800	29,426
Unicharm Corp. (a)	1,000	5,806
West Japan Railway Co.	2,600	43,593
Yamaha Motor Co. Ltd. (a)	2,000	15,111
Yokogawa Electric Corp.	3,300	114,416
Yokohama Financial Group, Inc.	1,200	12,792
Zensho Holdings Co. Ltd.	100	4,962
		12,850,104
LUXEMBOURG — 0.1%
ArcelorMittal SA	854	51,455
CVC Capital Partners PLC (a) (c)	544	7,905
Eurofins Scientific SE (a)	106	8,309
		67,669
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	2,000	7,503
Sands China Ltd.	2,000	3,328
		10,831
MEXICO — 0.0% *
Fresnillo PLC	355	12,915
NETHERLANDS — 2.3%
ABN AMRO Bank NV Dutch Certificate	1,219	51,817
Adyen NV (b) (c)	58	54,402
Akzo Nobel NV (a)	225	15,265
Argenx SE (b)	408	378,491
ASM International NV (a)	87	99,517
ASML Holding NV (a)	1,200	2,361,692
ASR Nederland NV	199	15,025
BE Semiconductor Industries NV (a)	129	42,343
Euronext NV (c)	45	7,203
EXOR NV	413	31,636
Heineken Holding NV	242	18,468
Heineken NV	354	29,788
ING Groep NV	5,199	164,471
Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	5,190	$208,986
Koninklijke KPN NV	52,159	257,378
Koninklijke Philips NV (a)	859	23,335
Magnum Ice Cream Co. NV (a) (b)	544	9,469
NN Group NV	477	41,807
NXP Semiconductors NV	81	22,763
Universal Music Group NV	2,523	52,874
Wolters Kluwer NV	187	12,067
		3,898,797
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	1,065	5,059
Contact Energy Ltd.	573	3,038
Fisher & Paykel Healthcare Corp. Ltd. Class C	1,128	25,031
Infratil Ltd. (a)	8,681	76,196
Meridian Energy Ltd.	756	2,503
Xero Ltd. (b)	1,062	53,136
		164,963
NIGERIA — 0.0% *
Airtel Africa PLC (c)	509	2,213
NORWAY — 0.1%
Aker BP ASA	491	15,044
DNB Bank ASA	1,403	41,783
Equinor ASA	1,243	39,379
Gjensidige Forsikring ASA	471	12,747
Kongsberg Gruppen ASA	781	23,543
Mowi ASA	514	9,495
Norsk Hydro ASA	1,457	13,222
Orkla ASA	735	7,740
Salmar ASA	38	1,779
Telenor ASA	512	7,337
Var Energi ASA	1,089	4,533
		176,602
POLAND — 0.0% *
InPost SA (b)	140	2,467
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R	10,835	12,821
EDP SA	4,144	21,704
Galp Energia SGPS SA	2,599	55,402
Jeronimo Martins SGPS SA	1,810	34,683
		124,610
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	4,228	8,139
CapitaLand Integrated Commercial Trust REIT	5,935	10,875
CapitaLand Investment Ltd.	2,200	4,235
DBS Group Holdings Ltd.	6,853	346,504
Grab Holdings Ltd. Class A (b)	996	3,755
Keppel Ltd.	1,200	10,150
Oversea-Chinese Banking Corp. Ltd.	8,751	167,720
Sea Ltd. ADR (b)	148	14,183
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sembcorp Industries Ltd. (a)	1,200	$5,891
Singapore Airlines Ltd.	2,950	17,516
Singapore Exchange Ltd.	1,800	33,510
Singapore Technologies Engineering Ltd.	10,100	81,131
Singapore Telecommunications Ltd.	79,242	270,175
STMicroelectronics NV	2,301	169,656
United Overseas Bank Ltd.	2,200	67,627
		1,211,067
SOUTH AFRICA — 0.0% *
Anglo American PLC	579	28,411
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	108	4,445
SPAIN — 1.1%
Acciona SA (a)	33	10,459
ACS Actividades de Construccion y Servicios SA	156	22,954
Aena SME SA (c)	9,836	299,805
Amadeus IT Group SA (a)	338	19,739
Banco Bilbao Vizcaya Argentaria SA	8,954	223,886
Banco de Sabadell SA	9,369	33,195
Banco Santander SA	25,721	355,352
Bankinter SA	873	14,612
CaixaBank SA	4,615	65,347
Cellnex Telecom SA (b) (c)	411	12,288
EDP Renewables SA (a)	267	4,326
Endesa SA (a)	283	12,903
Iberdrola SA	10,807	269,847
Indra Sistemas SA	1,140	62,457
Industria de Diseno Textil SA	6,070	382,524
Mapfre SA	2,016	9,980
Naturgy Energy Group SA	360	11,302
Redeia Corp. SA (a)	501	8,529
Repsol SA (a)	3,139	78,990
Telefonica SA	7,073	28,432
		1,926,927
SWEDEN — 0.6%
AddTech AB Class B	536	18,908
Alfa Laval AB	623	37,143
Assa Abloy AB Class B	693	24,517
Atlas Copco AB Class A	5,709	115,706
Atlas Copco AB Class B	3,448	61,171
Beijer Ref AB Class B (a)	314	4,607
Boliden AB	347	19,605
Epiroc AB Class A	1,262	34,672
Epiroc AB Class B	799	18,559
EQT AB (a)	173	4,898
Essity AB Class B	749	21,228
Evolution AB (a) (b) (c)	357	24,537
Fastighets AB Balder Class B (a) (b)	1,028	5,494
H & M Hennes & Mauritz AB Class B (a)	448	7,717
Hexagon AB Class B	1,691	13,999
Industrivarden AB Class A	181	10,164
Security Description	Shares	Value
Industrivarden AB Class C (a)	216	$11,873
Indutrade AB (a)	198	4,100
Investment AB Latour Class B	93	1,850
Investor AB Class B (a)	2,565	106,688
L E Lundbergforetagen AB Class B	94	5,424
Lifco AB Class B (a)	425	13,938
Nibe Industrier AB Class B (a)	1,158	4,310
Saab AB Class B	112	5,819
Sagax AB Class B (a)	148	2,358
Sandvik AB	2,182	90,160
Securitas AB Class B	788	12,962
Skandinaviska Enskilda Banken AB Class A (a)	2,579	51,403
Skanska AB Class B	545	14,596
SKF AB Class B	483	12,417
Svenska Cellulosa AB SCA Class B	893	9,144
Svenska Handelsbanken AB Class A	2,615	38,530
Swedbank AB Class A	1,355	50,682
Swedish Orphan Biovitrum AB (b)	367	17,519
Tele2 AB Class B	327	5,698
Telefonaktiebolaget LM Ericsson Class B	2,077	23,210
Telia Co. AB	18,578	90,623
Trelleborg AB Class B	162	6,756
Volvo AB Class B	1,892	64,415
		1,067,400
SWITZERLAND — 2.0%
ABB Ltd.	3,596	390,427
Avolta AG	180	12,050
Banque Cantonale Vaudoise (a)	28	4,110
Barry Callebaut AG	5	6,948
Belimo Holding AG	22	24,819
BKW AG	25	4,224
Chocoladefabriken Lindt & Spruengli AG (d)	1	11,653
Chocoladefabriken Lindt & Spruengli AG (d)	1	119,011
Cie Financiere Richemont SA Class A	335	77,474
DSM-Firmenich AG (a)	211	20,023
EMS-Chemie Holding AG	16	13,746
Galderma Group AG	192	43,772
Geberit AG	83	55,542
Givaudan SA	20	84,795
Helvetia Baloise Holding AG	64	16,550
Julius Baer Group Ltd.	205	17,739
Kuehne & Nagel International AG	140	34,009
Logitech International SA	381	35,774
Lonza Group AG	37	25,035
Nestle SA	7,495	771,939
Partners Group Holding AG	61	50,076
Sandoz Group AG	245	22,208
Schindler Holding AG (d)	92	30,566
Schindler Holding AG (d)	305	97,173
SGS SA	96	11,154
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sika AG	133	$27,494
Sonova Holding AG	115	27,387
Straumann Holding AG	247	32,580
Swatch Group AG Class BR, Bearer Shares (a)	38	9,309
Swiss Life Holding AG	20	22,057
Swiss Prime Site AG	51	8,339
Swisscom AG	358	276,716
TE Connectivity PLC	548	110,482
UBS Group AG	4,233	210,220
VAT Group AG (c)	54	47,275
Zurich Insurance Group AG	761	564,724
		3,317,400
THAILAND — 0.0% *
Fabrinet (b)	80	44,966
UNITED KINGDOM — 3.2%
3i Group PLC	3,971	131,025
Admiral Group PLC	1,680	79,380
Associated British Foods PLC (a)	608	16,026
AstraZeneca PLC	3,826	716,006
Aviva PLC	4,189	36,150
BAE Systems PLC	1,918	46,942
Barclays PLC	31,351	210,799
British American Tobacco PLC	1,885	117,012
British American Tobacco PLC ADR	112	6,917
BT Group PLC	11,388	28,733
Bunzl PLC	531	18,535
Centrica PLC	14,276	32,372
CK Hutchison Holdings Ltd.	7,000	59,136
Coca-Cola Europacific Partners PLC	179	17,913
Compass Group PLC	9,042	292,057
Diageo PLC	2,441	49,326
GSK PLC	12,918	339,650
Halma PLC	5,490	286,655
HSBC Holdings PLC	26,748	507,952
Imperial Brands PLC	2,637	97,614
Informa PLC	1,408	16,897
International Consolidated Airlines Group SA Class DI (a)	2,756	17,462
Intertek Group PLC	380	29,278
J Sainsbury PLC	6,203	26,329
Kingfisher PLC	5,244	19,711
Land Securities Group PLC REIT	1,233	10,654
Legal & General Group PLC	4,592	17,431
Lloyds Banking Group PLC	102,386	150,976
London Stock Exchange Group PLC	353	38,240
M&G PLC	1,862	8,309
Marks & Spencer Group PLC	3,685	18,194
Melrose Industries PLC	1,446	9,114
National Grid PLC	4,896	81,098
NatWest Group PLC	16,039	141,989
Next PLC	334	64,478
Pearson PLC	511	8,112
Reckitt Benckiser Group PLC	1,804	117,587
RELX PLC	4,240	133,147
Security Description	Shares	Value
Rentokil Initial PLC	2,177	$12,326
Rolls-Royce Holdings PLC	17,668	338,756
Sage Group PLC	8,526	92,340
Schroders PLC	711	5,544
Segro PLC REIT	1,512	17,564
Severn Trent PLC	158	6,199
Smith & Nephew PLC	796	11,521
Smiths Group PLC	776	26,367
Spirax Group PLC	51	4,627
SSE PLC	1,114	36,018
Standard Chartered PLC	2,919	79,073
Standard Life PLC	274	3,029
TechnipFMC PLC	200	13,260
Tesco PLC	11,875	72,296
Unilever PLC	7,365	442,572
United Utilities Group PLC	361	6,272
Verisure PLC (a) (b)	199	2,221
Vodafone Group PLC	135,323	178,889
Wise Group PLC Class A (b)	1,573	18,878
		5,366,958
UNITED STATES — 69.4%
3M Co.	1,355	219,388
Abbott Laboratories	4,975	451,431
AbbVie, Inc.	1,873	471,322
Accenture PLC Class A	2,947	366,725
Adobe, Inc. (b)	1,782	365,346
Advanced Micro Devices, Inc. (b)	483	280,580
Aegon Ltd.	1,697	14,431
Aflac, Inc.	495	58,039
Agilent Technologies, Inc.	632	83,949
Air Products & Chemicals, Inc.	141	41,338
Airbnb, Inc. Class A (b)	165	23,611
Alcon AG	283	19,156
Allegion PLC	257	36,106
Alliant Energy Corp.	669	51,038
Allstate Corp.	895	212,956
Alnylam Pharmaceuticals, Inc. (b)	400	120,412
Alphabet, Inc. Class A	5,564	1,988,407
Alphabet, Inc. Class C	5,004	1,768,063
Altria Group, Inc.	1,066	76,699
Amazon.com, Inc. (b)	3,662	872,801
Amcor PLC	710	30,778
Ameren Corp.	1,525	172,386
American Electric Power Co., Inc.	1,144	156,511
American Express Co.	1,149	388,649
American International Group, Inc.	936	69,760
American Tower Corp. REIT	161	26,335
American Water Works Co., Inc.	750	98,685
Ameriprise Financial, Inc.	309	141,757
AMETEK, Inc.	106	25,646
Amgen, Inc.	731	264,710
Amphenol Corp. Class A	5,816	1,025,477
Amrize Ltd. (b)	490	26,011
Analog Devices, Inc.	323	128,286
Annaly Capital Management, Inc. REIT	660	14,758
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Aon PLC Class A	1,023	$339,319
AP Moller - Maersk AS Class A	8	18,477
AP Moller - Maersk AS Class B	11	26,146
Apollo Global Management, Inc.	387	45,786
Apple, Inc.	13,492	3,904,045
Applied Materials, Inc.	2,568	1,856,664
AppLovin Corp. Class A (b)	620	319,443
Aptiv PLC (b)	666	40,879
Arch Capital Group Ltd. (b)	2,836	275,262
Archer-Daniels-Midland Co.	889	67,920
ARES Management Corp. Class A	43	4,786
Arista Networks, Inc. (b)	2,769	470,398
Arthur J Gallagher & Co.	548	125,804
AT&T, Inc.	40,283	833,858
Atlassian Corp. Class A (b)	10	778
Atmos Energy Corp.	110	18,950
Autodesk, Inc. (b)	1,101	214,056
Automatic Data Processing, Inc.	1,126	252,168
AutoZone, Inc. (b)	122	389,905
AvalonBay Communities, Inc. REIT	81	15,284
Avery Dennison Corp.	222	36,042
Axon Enterprise, Inc. (b)	10	5,606
Baker Hughes Co.	763	42,346
Ball Corp.	252	15,725
Bank of America Corp.	11,059	630,142
Bank of New York Mellon Corp.	542	78,379
Becton Dickinson & Co.	377	57,051
Berkshire Hathaway, Inc. Class B (b)	2,632	1,317,026
Best Buy Co., Inc.	945	71,707
Biogen, Inc. (b)	134	28,952
Blackrock, Inc.	76	73,079
Blackstone, Inc.	269	31,653
Block, Inc. (b)	470	35,720
Boeing Co. (b)	143	30,955
Booking Holdings, Inc.	350	62,384
Boston Scientific Corp. (b)	2,376	101,408
BP PLC	32,905	203,997
Bristol-Myers Squibb Co.	5,788	333,505
Broadcom, Inc.	7,847	2,964,204
Broadridge Financial Solutions, Inc.	287	39,305
Brown & Brown, Inc.	1,139	73,067
Bunge Global SA	284	30,311
Burlington Stores, Inc. (b)	36	11,405
Buzzi SpA	264	13,519
Cadence Design Systems, Inc. (b)	640	240,205
Capital One Financial Corp.	722	144,848
Cardinal Health, Inc.	1,312	311,679
Carlisle Cos., Inc.	120	43,530
Carlyle Group, Inc.	147	6,190
Carnival Corp. Ltd.	1,308	37,370
Carrier Global Corp.	429	31,467
Carvana Co. (b)	176	11,584
Caterpillar, Inc.	966	1,028,693
Cboe Global Markets, Inc.	1,559	378,323
CBRE Group, Inc. Class A (b)	234	31,517
Security Description	Shares	Value
CDW Corp.	453	$63,710
Cencora, Inc.	2,853	807,342
Centene Corp. (b)	1,678	107,711
CenterPoint Energy, Inc.	575	25,323
CF Industries Holdings, Inc.	362	39,190
CH Robinson Worldwide, Inc.	269	50,663
Charles Schwab Corp.	883	81,474
Charter Communications, Inc. Class A (b)	403	57,311
Cheniere Energy, Inc.	482	115,203
Chevron Corp.	3,121	517,337
Chipotle Mexican Grill, Inc. (b)	3,369	114,546
Chubb Ltd.	2,127	724,754
Church & Dwight Co., Inc.	3,582	347,024
Ciena Corp. (b)	160	78,490
Cigna Group	1,031	284,226
Cincinnati Financial Corp.	159	29,437
Cintas Corp.	886	150,691
Cisco Systems, Inc.	15,336	1,801,367
Citigroup, Inc.	3,003	420,300
Citizens Financial Group, Inc.	731	51,221
Clorox Co.	65	6,204
Cloudflare, Inc. Class A (b)	410	100,565
CME Group, Inc.	2,485	548,763
CMS Energy Corp.	1,827	139,765
CNH Industrial NV (a)	1,950	22,161
Coca-Cola Co.	15,203	1,235,548
Coeur Mining, Inc.	2,400	39,168
Cognizant Technology Solutions Corp. Class A	4,173	161,620
Coherent Corp. (b)	16	6,312
Coinbase Global, Inc. Class A (b)	36	5,263
Colgate-Palmolive Co.	5,072	465,001
Comcast Corp. Class A	11,446	280,999
Comfort Systems USA, Inc.	88	174,412
ConocoPhillips	1,303	135,460
Consolidated Edison, Inc.	5,099	564,102
Constellation Brands, Inc. Class A	170	23,645
Constellation Energy Corp.	127	31,543
Cooper Cos., Inc. (b)	229	16,422
Copart, Inc. (b)	1,932	54,463
Corebridge Financial, Inc.	531	15,203
Corning, Inc.	1,002	255,941
Corpay, Inc. (b)	30	9,998
Corteva, Inc.	999	84,605
CoStar Group, Inc. (b)	206	5,834
Costco Wholesale Corp.	1,135	1,061,758
Credo Technology Group Holding Ltd. (b)	300	81,585
CRH PLC	648	69,336
Crowdstrike Holdings, Inc. Class A (b)	118	90,051
Crown Castle, Inc. REIT	165	12,495
CSX Corp.	948	45,058
Cummins, Inc.	307	218,955
Curtiss-Wright Corp.	80	60,621
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	2,960	$306,212
Danaher Corp.	393	74,859
Darden Restaurants, Inc.	287	59,125
Datadog, Inc. Class A (b)	20	5,207
Deckers Outdoor Corp. (b)	461	45,773
Deere & Co.	148	93,881
Dell Technologies, Inc. Class C	146	62,993
Delta Air Lines, Inc.	234	21,916
Devon Energy Corp.	922	38,097
Dexcom, Inc. (b)	854	57,517
Diamondback Energy, Inc.	165	29,004
Dick's Sporting Goods, Inc.	82	18,598
Digital Realty Trust, Inc. REIT	145	26,039
Dollar General Corp.	730	84,030
Dollar Tree, Inc. (b)	256	30,963
Dominion Energy, Inc.	1,416	96,699
Domino's Pizza, Inc.	10	2,960
DoorDash, Inc. Class A (b)	37	6,828
Dover Corp.	338	75,807
Dow, Inc.	1,112	30,424
Dr. Horton, Inc.	810	131,933
DTE Energy Co.	200	30,474
Duke Energy Corp.	7,341	929,224
DuPont de Nemours, Inc.	156	21,160
Eaton Corp. PLC	787	335,356
eBay, Inc.	261	29,167
Ecolab, Inc.	491	136,798
Edison International	678	50,477
Edwards Lifesciences Corp. (b)	2,501	226,240
Electronic Arts, Inc.	1,416	290,337
Elevance Health, Inc.	1,095	423,469
Eli Lilly & Co.	2,069	2,481,621
EMCOR Group, Inc.	99	82,158
Emerson Electric Co.	351	50,246
Entegris, Inc.	94	16,907
Entergy Corp.	278	31,931
EOG Resources, Inc.	643	83,416
EQT Corp.	539	28,659
Equifax, Inc.	43	6,825
Equinix, Inc. REIT	19	19,805
Equity Residential REIT	232	15,760
Erie Indemnity Co. Class A	70	16,782
Essex Property Trust, Inc. REIT	36	10,497
Estee Lauder Cos., Inc. Class A	137	10,816
Everest Group Ltd.	90	32,151
Evergy, Inc.	261	22,558
Everpure, Inc. Class A (b)	43	3,388
Eversource Energy	356	25,728
Exelon Corp.	1,312	61,165
Expand Energy Corp.	2,248	204,995
Expedia Group, Inc.	92	23,541
Expeditors International of Washington, Inc.	368	59,977
Experian PLC	2,140	72,229
Extra Space Storage, Inc. REIT	122	17,727
Exxon Mobil Corp.	8,976	1,227,199
Security Description	Shares	Value
F5, Inc. (b)	843	$350,654
Fair Isaac Corp. (b)	37	44,207
Fastenal Co.	2,760	132,563
FedEx Corp.	266	83,293
Fedex Freight Holding Co., Inc. (b)	133	20,083
Ferguson Enterprises, Inc.	461	109,409
Ferrovial NV	176	12,069
Fidelity National Financial, Inc.	270	12,733
Fidelity National Information Services, Inc.	568	22,084
Fifth Third Bancorp	1,123	63,304
First Citizens BancShares, Inc. Class A	42	87,393
First Solar, Inc. (b)	496	117,036
FirstEnergy Corp.	2,759	131,163
Fiserv, Inc. (b)	1,028	50,423
Flex Ltd. (b)	192	31,117
Flutter Entertainment PLC (b)	174	17,778
Ford Motor Co.	12,794	177,837
Fortinet, Inc. (b)	2,451	376,523
Fortive Corp.	220	13,440
Fox Corp. Class A	250	13,040
Fox Corp. Class B	145	6,792
Freeport-McMoRan, Inc.	704	44,275
Gaming & Leisure Properties, Inc. REIT	198	8,817
Garmin Ltd.	384	91,215
GE HealthCare Technologies, Inc.	513	32,837
GE Vernova, Inc.	107	125,710
Gen Digital, Inc.	4,336	107,923
General Dynamics Corp.	883	312,794
General Electric Co.	1,974	737,743
General Mills, Inc.	2,266	78,857
General Motors Co.	3,330	256,676
Genuine Parts Co.	270	31,855
GFL Environmental, Inc. (a)	956	35,140
Gilead Sciences, Inc.	5,816	734,793
Global Payments, Inc.	427	30,983
Goldman Sachs Group, Inc.	236	238,683
Graco, Inc.	429	32,437
Haleon PLC	8,348	38,525
Halliburton Co.	866	29,401
Hartford Insurance Group, Inc.	808	107,076
HCA Healthcare, Inc.	428	166,873
HEICO Corp.	7	2,493
HEICO Corp. Class A	20	5,158
Hershey Co.	1,294	227,032
Hewlett Packard Enterprise Co.	1,550	69,920
Hilton Worldwide Holdings, Inc.	53	17,514
Holcim AG	422	38,127
Hologic, Inc. (b)	2,527	25
Home Depot, Inc.	632	222,894
Honeywell Aerospace, Inc. (b)	703	155,419
Honeywell International, Inc.	703	157,402
Howmet Aerospace, Inc.	846	227,456
HP, Inc.	2,420	53,095
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hubbell, Inc.	97	$50,750
Humana, Inc.	209	83,019
Huntington Bancshares, Inc.	3,415	60,548
Hyatt Hotels Corp. Class A	20	3,877
IDEX Corp.	47	10,667
IDEXX Laboratories, Inc. (b)	217	114,237
Illinois Tool Works, Inc.	627	169,585
Illumina, Inc. (b)	42	7,385
Incyte Corp. (b)	2,268	257,100
Ingersoll Rand, Inc.	300	24,597
Insulet Corp. (b)	10	1,522
Intel Corp. (b)	884	123,433
Interactive Brokers Group, Inc. Class A	180	15,667
Intercontinental Exchange, Inc.	343	42,227
InterContinental Hotels Group PLC	42	7,234
International Business Machines Corp.	2,135	600,383
International Flavors & Fragrances, Inc.	236	18,696
International Paper Co.	847	32,271
Intuit, Inc.	1,141	297,801
Intuitive Surgical, Inc. (b)	666	264,855
Invitation Homes, Inc. REIT	380	11,480
IQVIA Holdings, Inc. (b)	165	31,881
Iron Mountain, Inc. REIT	69	8,715
Jabil, Inc.	277	106,778
Jacobs Solutions, Inc.	102	12,852
JB Hunt Transport Services, Inc.	86	24,891
Johnson & Johnson	9,112	2,314,175
Johnson Controls International PLC	293	42,810
JPMorgan Chase & Co.	3,067	1,003,921
Kenvue, Inc.	1,694	32,372
Keurig Dr. Pepper, Inc.	7,237	236,867
KeyCorp	1,182	27,245
Keysight Technologies, Inc. (b)	47	16,453
Kimberly-Clark Corp.	675	74,095
Kimco Realty Corp. REIT	576	14,602
Kinder Morgan, Inc.	1,254	40,090
KKR & Co., Inc.	402	36,896
KLA Corp.	3,350	1,010,728
Kraft Heinz Co.	2,139	50,523
Kroger Co.	7,946	441,241
L3Harris Technologies, Inc.	115	33,418
Labcorp Holdings, Inc.	82	22,960
Lam Research Corp.	3,413	1,478,955
Las Vegas Sands Corp.	152	7,021
Leidos Holdings, Inc.	335	34,495
Lennar Corp. Class A	505	45,697
Lennox International, Inc.	87	49,847
Liberty Media Corp.-Liberty Formula One Class C (b)	2,243	213,399
Linde PLC	1,060	550,076
Live Nation Entertainment, Inc. (b)	74	13,550
Lockheed Martin Corp.	1,064	542,065
Loews Corp.	1,703	192,797
Security Description	Shares	Value
Lowe's Cos., Inc.	435	$95,913
LPL Financial Holdings, Inc.	83	23,379
Lululemon Athletica, Inc. (b)	352	40,191
LyondellBasell Industries NV Class A	368	19,375
M&T Bank Corp.	316	75,211
Marathon Petroleum Corp.	445	113,773
Markel Group, Inc. (b)	18	35,154
Marriott International, Inc. Class A	74	27,424
Marsh & McLennan Cos., Inc.	3,433	572,178
Martin Marietta Materials, Inc.	35	20,184
Marvell Technology, Inc.	628	187,075
Masco Corp.	155	12,612
MasTec, Inc. (b)	40	16,642
Mastercard, Inc. Class A	1,922	987,139
McCormick & Co., Inc.	670	33,781
McDonald's Corp.	2,285	617,658
McKesson Corp.	904	683,062
Medline, Inc. Class A (b)	400	15,776
Medtronic PLC	1,157	90,512
Merck & Co., Inc.	10,074	1,294,509
Meta Platforms, Inc. Class A	5,406	3,045,146
MetLife, Inc.	827	69,972
Mettler-Toledo International, Inc. (b)	10	12,775
Microchip Technology, Inc.	188	17,146
Micron Technology, Inc.	248	286,264
Microsoft Corp.	10,684	3,985,346
Mid-America Apartment Communities, Inc. REIT	69	9,587
Mondelez International, Inc. Class A	7,168	414,597
MongoDB, Inc. (b)	10	3,359
Monolithic Power Systems, Inc.	4	5,529
Monster Beverage Corp. (b)	5,910	568,069
Moody's Corp.	365	165,316
Morgan Stanley	836	174,757
Motorola Solutions, Inc.	1,702	706,824
MSCI, Inc.	20	11,201
Nasdaq, Inc.	202	15,922
Natera, Inc. (b)	10	2,714
NetApp, Inc.	393	60,821
Netflix, Inc. (b)	12,097	863,726
Neurocrine Biosciences, Inc. (b)	590	99,436
Newmont Corp.	1,670	155,978
News Corp. Class A	343	8,517
NextEra Energy, Inc.	1,228	107,782
NIKE, Inc. Class B	1,250	51,312
NiSource, Inc.	394	18,735
Nordson Corp.	35	10,559
Norfolk Southern Corp.	123	38,695
Northern Trust Corp.	127	22,078
Northrop Grumman Corp.	877	446,665
Novartis AG	9,271	1,454,811
NRG Energy, Inc.	118	17,235
Nucor Corp.	273	60,811
NVIDIA Corp.	18,841	3,769,896
NVR, Inc. (b)	10	68,134
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	800	$38,856
Octave Intelligence PLC SDR (b)	150	2,424
Okta, Inc. (b)	43	5,867
Old Dominion Freight Line, Inc.	415	89,889
Omnicom Group, Inc.	870	63,362
ON Semiconductor Corp. (b)	197	18,624
ONEOK, Inc.	523	45,470
Oracle Corp.	666	97,602
O'Reilly Automotive, Inc. (b)	4,593	422,969
Otis Worldwide Corp.	290	20,764
PACCAR, Inc.	510	61,261
Packaging Corp. of America	70	16,680
Palantir Technologies, Inc. Class A (b)	5,533	645,535
Palo Alto Networks, Inc. (b)	1,040	354,661
Parker-Hannifin Corp.	277	270,939
Paychex, Inc.	810	79,647
PayPal Holdings, Inc.	2,813	121,465
Pentair PLC	414	31,737
PepsiCo, Inc.	7,402	1,002,231
Pfizer, Inc.	7,833	188,619
PG&E Corp.	5,591	94,041
Philip Morris International, Inc.	1,340	242,419
Phillips 66 Co.	664	112,249
Pinnacle Financial Partners, Inc.	198	19,974
PNC Financial Services Group, Inc.	579	142,561
PPG Industries, Inc.	258	31,293
PPL Corp.	2,071	75,281
Principal Financial Group, Inc.	205	22,095
Procter & Gamble Co.	9,252	1,356,713
Progressive Corp.	3,443	752,123
Prologis, Inc. REIT	461	62,452
Prudential Financial, Inc.	754	81,379
PTC, Inc. (b)	927	105,316
Public Service Enterprise Group, Inc.	400	32,464
Public Storage REIT	289	91,992
PulteGroup, Inc.	587	80,542
Qiagen NV	193	7,480
Qnity Electronics, Inc.	434	70,877
QUALCOMM, Inc.	2,098	387,689
Quanta Services, Inc.	23	16,561
Quest Diagnostics, Inc.	1,031	218,520
Raymond James Financial, Inc.	475	72,214
Realty Income Corp. REIT	692	42,876
Regency Centers Corp. REIT	118	9,409
Regeneron Pharmaceuticals, Inc.	337	210,133
Regions Financial Corp.	1,524	46,025
Reliance, Inc.	37	13,823
Republic Services, Inc.	2,650	564,662
ResMed, Inc.	305	59,438
Rivian Automotive, Inc. Class A (b)	253	4,390
Robinhood Markets, Inc. Class A (b)	176	17,649
ROBLOX Corp. Class A (b)	20	1,088
Roche Holding AG	2,024	835,043
Security Description	Shares	Value
Roche Holding AG Class BR, Bearer Shares	84	$35,322
Rockwell Automation, Inc.	210	103,967
Rollins, Inc.	3,385	141,290
Roper Technologies, Inc.	1,401	474,084
Ross Stores, Inc.	779	165,810
Royal Caribbean Cruises Ltd.	567	180,040
Royalty Pharma PLC Class A	229	12,840
RPM International, Inc.	74	8,225
RTX Corp.	1,308	248,167
S&P Global, Inc.	143	58,238
Salesforce, Inc.	1,843	288,724
Samsara, Inc. Class A (b)	10	324
Sanofi SA	3,811	327,132
SBA Communications Corp. REIT	35	6,176
Schneider Electric SE	263	85,816
Seagate Technology Holdings PLC	122	117,730
Sempra	566	52,474
ServiceNow, Inc. (b)	2,157	214,147
SharkNinja, Inc. (a) (b)	200	30,454
Shell PLC	13,672	532,227
Sherwin-Williams Co.	565	194,541
Simon Property Group, Inc. REIT	156	34,889
SLB Ltd.	1,244	57,834
Smurfit Westrock PLC	880	40,709
Snap-on, Inc.	107	43,057
Snowflake, Inc. (b)	20	5,090
SoFi Technologies, Inc. (a) (b)	702	12,587
Southern Co.	9,187	879,288
Spotify Technology SA (b)	50	22,956
SS&C Technologies Holdings, Inc.	155	9,618
Starbucks Corp.	457	46,701
State Street Corp. (e)	257	43,587
Steel Dynamics, Inc.	149	34,190
Stellantis NV (a) (b)	21,452	122,029
STERIS PLC	43	9,055
Strategy, Inc. (a) (b)	149	12,953
Stryker Corp.	158	49,745
Sun Communities, Inc. REIT	652	78,181
Sunbelt Rentals Holdings, Inc.	405	29,543
Super Micro Computer, Inc. (b)	503	14,753
Swiss Re AG	1,406	223,977
Synchrony Financial	555	42,208
Synopsys, Inc. (b)	62	27,656
Sysco Corp.	679	56,751
T. Rowe Price Group, Inc.	632	71,852
Take-Two Interactive Software, Inc. (b)	33	8,249
Tapestry, Inc.	33	4,831
Targa Resources Corp.	122	32,713
Target Corp.	718	93,778
Teledyne Technologies, Inc. (b)	604	402,808
Tenaris SA	410	11,349
Teradyne, Inc.	297	143,700
Tesla, Inc. (b)	311	130,807
Texas Instruments, Inc.	2,081	620,284
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Texas Pacific Land Corp.	136	$59,519
Textron, Inc.	237	21,740
Thermo Fisher Scientific, Inc.	259	129,852
TJX Cos., Inc.	5,944	900,516
T-Mobile U.S., Inc.	3,292	552,167
Toast, Inc. Class A (b)	143	3,978
Tractor Supply Co.	1,503	47,510
Tradeweb Markets, Inc. Class A	33	3,289
Trane Technologies PLC	510	250,492
TransDigm Group, Inc.	10	13,320
TransUnion	84	6,060
Travelers Cos., Inc.	1,849	610,392
Trimble, Inc. (b)	108	5,527
Truist Financial Corp.	2,153	107,262
Twilio, Inc. Class A (b)	253	52,201
Tyler Technologies, Inc. (b)	490	143,305
Tyson Foods, Inc. Class A	2,830	162,017
U.S. Bancorp	2,485	150,094
Uber Technologies, Inc. (b)	1,535	110,766
Ulta Beauty, Inc. (b)	112	50,510
Union Pacific Corp.	1,505	409,360
United Airlines Holdings, Inc. (b)	184	25,022
United Parcel Service, Inc. Class B	2,261	243,057
United Rentals, Inc.	49	55,512
United Therapeutics Corp. (b)	256	138,708
UnitedHealth Group, Inc.	1,381	573,985
Valero Energy Corp.	413	107,562
Veeva Systems, Inc. Class A (b)	316	56,081
Ventas, Inc. REIT	969	86,047
Veralto Corp.	594	52,676
VeriSign, Inc.	1,067	268,415
Verisk Analytics, Inc.	63	11,310
Verizon Communications, Inc.	20,109	851,415
Vertex Pharmaceuticals, Inc. (b)	1,440	715,291
Vertiv Holdings Co. Class A	19	6,362
VICI Properties, Inc. REIT	1,378	36,586
Visa, Inc. Class A	5,709	1,958,701
Vistra Corp.	233	36,961
Vulcan Materials Co.	55	16,226
W.R. Berkley Corp.	3,277	231,127
Walmart, Inc.	11,575	1,310,984
Walt Disney Co.	1,855	178,544
Warner Bros Discovery, Inc. (b)	3,012	80,300
Waste Connections, Inc.	2,395	399,223
Waste Management, Inc.	2,733	609,131
Waters Corp. (b)	193	72,383
Watsco, Inc.	90	37,506
WEC Energy Group, Inc.	3,187	372,146
Wells Fargo & Co.	5,171	427,331
Welltower, Inc. REIT	2,361	535,876
West Pharmaceutical Services, Inc.	181	64,979
Western Digital Corp.	616	393,452
Westinghouse Air Brake Technologies Corp.	96	25,882
Weyerhaeuser Co. REIT	654	15,657
Williams Cos., Inc.	3,934	292,454
Security Description	Shares	Value
Williams-Sonoma, Inc.	327	$76,224
Willis Towers Watson PLC	489	127,810
Workday, Inc. Class A (b)	560	68,555
WP Carey, Inc. REIT	192	13,728
WW Grainger, Inc.	120	163,248
Xcel Energy, Inc.	1,802	144,701
Xylem, Inc.	237	28,016
Yum! Brands, Inc.	2,040	326,114
Zimmer Biomet Holdings, Inc.	225	19,370
Zoetis, Inc.	1,115	80,124
Zoom Communications, Inc. (b)	800	69,048
Zscaler, Inc. (b)	188	26,536
		118,419,366
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	381	10,403
TOTAL COMMON STOCKS (Cost $131,947,510)		169,990,776
RIGHTS — 0.0% *
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (b) (Cost $332)	156	328
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (f) (Cost $0)	61	—
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (g) (h)	221,655	221,655
State Street Navigator Securities Lending Portfolio II (e) (i)	3,928,109	3,928,109
TOTAL SHORT-TERM INVESTMENTS (Cost $4,149,764)		4,149,764
TOTAL INVESTMENTS — 102.1% (Cost $136,097,606)		174,140,868
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(3,575,285)
NET ASSETS — 100.0%		$170,565,583

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.4% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at June 30, 2026.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$169,990,751	$25	$—	$169,990,776
Rights	328	—	—	328
Warrants	—	—	0 (a)	0
Short-Term Investments	4,149,764	—	—	4,149,764
TOTAL INVESTMENTS	$174,140,843	$25	$0	$174,140,868

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	448	$51,972	$6,266	$32,720	$11,004	$7,065	257	$43,587	$997
State Street Institutional U.S. Government Money Market Fund, Class G Shares	349,957	349,957	7,255,512	7,383,814	—	—	221,655	221,655	7,667
State Street Navigator Securities Lending Portfolio II	4,798,169	4,798,169	18,054,352	18,924,412	—	—	3,928,109	3,928,109	12,244
Total		$5,200,098	$25,316,130	$26,340,946	$11,004	$7,065		$4,193,351	$20,908
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.5%
APA Group Stapled Security	560,084	$3,934,586
BELGIUM — 1.1%
Warehouses De Pauw CVA REIT	110,544	2,788,052
CANADA — 12.9%
Bank of Nova Scotia	31,009	2,694,259
Canadian Natural Resources Ltd.	74,040	2,928,722
Canadian Tire Corp. Ltd. Class A (a)	17,599	2,423,235
Canadian Utilities Ltd. Class A (a)	71,506	2,657,125
Emera, Inc.	45,890	2,433,343
Keyera Corp.	81,819	3,285,447
Pembina Pipeline Corp.	73,224	3,386,755
Rogers Communications, Inc. Class B	55,324	1,799,224
Russel Metals, Inc.	59,625	2,527,890
Sun Life Financial, Inc.	36,196	2,840,828
TC Energy Corp. (a)	43,878	2,904,685
TELUS Corp.	364,608	3,854,886
		33,736,399
CHINA — 7.0%
Bosideng International Holdings Ltd.	5,766,000	3,146,942
China Merchants Bank Co. Ltd. Class H	374,500	2,145,171
Far East Horizon Ltd.	3,901,000	2,661,339
Jiangsu Expressway Co. Ltd. Class H (a)	2,362,000	2,761,974
Lenovo Group Ltd. (a)	2,006,000	5,888,527
Ping An Insurance Group Co. of China Ltd. Class H	267,000	1,738,111
		18,342,064
FINLAND — 1.9%
Elisa OYJ	76,738	3,223,368
Valmet OYJ (a)	74,985	1,810,625
		5,033,993
FRANCE — 2.0%
Bouygues SA	46,500	2,594,908
Teleperformance SE	52,250	2,746,727
		5,341,635
GERMANY — 1.8%
Allianz SE	4,884	2,312,284
Deutsche Post AG	38,813	2,356,307
		4,668,591
HONG KONG — 3.8%
CK Infrastructure Holdings Ltd.	300,803	2,289,955
CLP Holdings Ltd.	257,000	2,398,914
Power Assets Holdings Ltd.	361,053	2,628,920
Sino Land Co. Ltd.	2,059,264	2,699,451
		10,017,240
Security Description	Shares	Value
ITALY — 3.9%
A2A SpA	803,198	$2,075,350
Enel SpA	270,315	3,107,200
ERG SpA	94,048	2,572,000
Terna - Rete Elettrica Nazionale	220,700	2,583,822
		10,338,372
JAPAN — 7.5%
AGC, Inc. (a)	61,300	2,627,008
Hazama Ando Corp.	175,700	1,939,970
Japan Metropolitan Fund Invest REIT	3,190	2,200,271
Japan Real Estate Investment Corp. REIT	2,533	1,804,777
Kansai Paint Co. Ltd. (a)	146,200	2,382,468
Oji Holdings Corp.	383,600	1,877,345
Sekisui House Ltd.	96,500	2,008,079
Takeda Pharmaceutical Co. Ltd.	69,406	2,201,433
Zeon Corp.	175,900	2,548,805
		19,590,156
MEXICO — 0.9%
Coca-Cola Femsa SAB de CV	225,475	2,385,754
NETHERLANDS — 0.9%
Koninklijke Vopak NV	47,544	2,480,856
NORWAY — 1.3%
DNB Bank ASA	112,111	3,338,802
PORTUGAL — 1.1%
EDP SA	559,399	2,929,829
SAUDI ARABIA — 1.0%
Saudi Telecom Co.	233,250	2,684,374
SOUTH KOREA — 3.5%
GS Holdings Corp.	61,193	2,618,664
KT&G Corp.	21,484	2,353,214
LG Corp.	34,307	2,154,568
LG Uplus Corp.	224,806	2,031,423
		9,157,869
SWITZERLAND — 7.5%
Banque Cantonale Vaudoise (a)	17,246	2,531,366
Cembra Money Bank AG (a)	17,976	2,108,138
DKSH Holding AG	30,420	2,345,657
Julius Baer Group Ltd.	26,387	2,283,286
Nestle SA	22,239	2,290,481
Partners Group Holding AG	1,674	1,374,230
Swiss Life Holding AG	1,886	2,079,943
Swisscom AG	2,683	2,073,824
Zurich Insurance Group AG	3,514	2,607,674
		19,694,599
TAIWAN — 2.4%
International Games System Co. Ltd. Class C	95,000	2,352,895
Vanguard International Semiconductor Corp.	562,761	3,815,748
		6,168,643
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.9%
Emirates Telecommunications Group Co. PJSC	464,387	$2,427,671
UNITED KINGDOM — 8.1%
Derwent London PLC REIT (a)	97,023	2,499,497
Hikma Pharmaceuticals PLC	104,146	2,101,061
Legal & General Group PLC	1,236,882	4,695,121
LondonMetric Property PLC REIT	1,291,764	3,228,390
Schroders PLC	458,673	3,576,544
Segro PLC REIT	225,915	2,624,248
United Utilities Group PLC	142,583	2,477,193
		21,202,054
UNITED STATES — 27.9%
Altria Group, Inc.	63,637	4,578,682
Amcor PLC	77,660	3,366,561
Campbell's Co. (a)	112,769	2,511,366
Columbia Banking System, Inc.	94,082	3,015,328
Deluxe Corp.	115,747	2,764,038
Edison International	51,147	3,807,894
Energizer Holdings, Inc. (a)	158,579	3,399,934
First Interstate BancSystem, Inc. Class A	75,400	2,907,424
Getty Realty Corp. REIT	126,495	4,219,873
HA Sustainable Infrastructure Capital, Inc. (a)	82,194	3,209,676
Highwoods Properties, Inc. REIT	151,125	4,557,930
Holcim AG	21,521	1,944,400
Kilroy Realty Corp. REIT	83,466	3,127,471
LTC Properties, Inc. REIT	92,516	3,557,240
Northwest Bancshares, Inc.	272,561	4,132,025
ONEOK, Inc.	39,019	3,392,312
Peoples Bancorp, Inc.	87,649	3,366,598
Pfizer, Inc.	140,956	3,394,220
Sanofi SA	27,555	2,365,293
Universal Corp.	59,627	3,110,741
Security Description	Shares	Value
Verizon Communications, Inc.	91,270	$3,864,372
Virtus Investment Partners, Inc.	18,513	2,656,615
		73,249,993
TOTAL COMMON STOCKS (Cost $228,932,688)		259,511,532
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	240,224	240,224
State Street Navigator Securities Lending Portfolio II (d) (e)	14,491,878	14,491,878
TOTAL SHORT-TERM INVESTMENTS (Cost $14,732,102)		14,732,102
TOTAL INVESTMENTS — 104.5% (Cost $243,664,790)		274,243,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(11,814,211)
NET ASSETS — 100.0%		$262,429,423

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	13	09/18/2026	$2,036,879	$2,044,445	$7,566
S&P/TSX 60 Index (long)	1	09/17/2026	289,601	289,790	189
					$7,755
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$259,511,532	$—	$—	$259,511,532
Short-Term Investments	14,732,102	—	—	14,732,102
TOTAL INVESTMENTS	$274,243,634	$—	$—	$274,243,634
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7,755	$—	$—	$7,755
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,755	$—	$—	$7,755
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	614,449	$614,449	$26,048,925	$26,423,150	$—	$—	240,224	$240,224	$14,990
State Street Navigator Securities Lending Portfolio II	12,400,390	12,400,390	114,595,355	112,503,867	—	—	14,491,878	14,491,878	57,206
Total		$13,014,839	$140,644,280	$138,927,017	$—	$—		$14,732,102	$72,196
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 7.1%
ANZ Group Holdings Ltd.	289,440	$7,088,525
Coles Group Ltd.	359,989	6,077,887
Medibank Pvt Ltd.	1,858,766	6,400,133
Steadfast Group Ltd.	1,220,887	4,313,736
Telstra Group Ltd.	1,929,056	6,789,166
Worley Ltd.	676,402	5,182,841
		35,852,288
BRAZIL — 1.8%
Ambev SA	2,841,633	8,943,325
CANADA — 7.8%
Canadian Apartment Properties REIT	83,172	2,044,786
Fortis, Inc.	101,268	5,799,489
Gibson Energy, Inc. (a)	257,039	5,205,096
Pembina Pipeline Corp.	205,604	9,509,593
Quebecor, Inc. Class B	126,504	6,035,634
SmartCentres Real Estate Investment Trust	129,484	2,766,280
Sun Life Financial, Inc.	100,526	7,889,741
		39,250,619
FINLAND — 0.5%
Huhtamaki OYJ	87,397	2,625,924
FRANCE — 10.9%
Bouygues SA	135,051	7,536,450
Cie Generale des Etablissements Michelin SCA	198,382	7,654,843
Danone SA	62,464	5,123,319
Gecina SA REIT	44,980	3,782,356
Orange SA	479,020	9,039,188
TotalEnergies SE	163,439	12,712,074
Veolia Environnement SA	214,059	8,918,095
		54,766,325
GERMANY — 2.6%
Evonik Industries AG	555,344	10,082,606
Henkel AG & Co. KGaA	37,121	2,936,879
		13,019,485
HONG KONG — 2.1%
CLP Holdings Ltd.	706,000	6,590,012
HKT Trust & HKT Ltd. Stapled Security	2,730,000	4,059,117
		10,649,129
INDIA — 0.8%
ITC Ltd.	1,365,600	4,139,701
ITALY — 3.2%
Snam SpA (a)	1,209,589	8,734,543
Terna - Rete Elettrica Nazionale (a)	653,671	7,652,783
		16,387,326
Security Description	Shares	Value
JAPAN — 23.2%
Advance Residence Investment Corp. REIT	1,840	$1,702,729
AEON Financial Service Co. Ltd.	186,600	1,683,160
Asahi Kasei Corp.	427,800	4,714,289
Bridgestone Corp. (a)	224,800	4,716,616
Canon, Inc. (a)	177,300	4,524,000
Casio Computer Co. Ltd.	328,300	3,875,364
Electric Power Development Co. Ltd. Class C	211,900	4,774,513
GLP J-Reit	2,858	2,416,177
Hulic Co. Ltd. (a)	456,100	4,762,355
Iida Group Holdings Co. Ltd.	160,700	2,158,487
Isuzu Motors Ltd.	334,600	4,427,364
Japan Metropolitan Fund Invest REIT	3,267	2,253,381
Japan Real Estate Investment Corp. REIT	2,664	1,898,115
Kamigumi Co. Ltd.	95,500	2,990,306
KDDI Corp.	259,400	4,381,191
KDX Realty Investment Corp. REIT	2,363	2,252,138
Kirin Holdings Co. Ltd. (a)	288,400	4,987,222
Kyocera Corp.	228,500	5,006,544
MEIJI Holdings Co. Ltd.	184,900	4,304,948
NH Foods Ltd.	63,300	2,318,566
Nippon Building Fund, Inc. REIT (a)	2,041	1,581,061
Nissui Corp.	474,600	3,749,493
Nomura Real Estate Holdings, Inc.	797,400	4,579,561
Nomura Real Estate Master Fund, Inc. REIT	2,081	1,943,675
NTT, Inc.	5,061,400	4,515,631
Orix JREIT, Inc.	3,358	2,014,490
Sekisui Chemical Co. Ltd.	255,100	4,067,630
Sekisui House Ltd.	269,200	5,601,811
Seven Bank Ltd. (a)	2,249,200	3,894,323
Takeda Pharmaceutical Co. Ltd.	190,900	6,055,004
United Urban Investment Corp. REIT	2,084	2,078,550
USS Co. Ltd.	378,000	4,424,827
Zenkoku Hosho Co. Ltd.	119,200	2,231,814
		116,885,335
KUWAIT — 0.4%
National Bank of Kuwait SAKP	842,513	2,191,948
MALAYSIA — 2.1%
Malayan Banking Bhd.	2,228,100	5,890,599
RHB Bank Bhd.	2,246,100	4,561,057
		10,451,656
NETHERLANDS — 2.7%
Koninklijke KPN NV	1,593,606	7,863,622
Magnum Ice Cream Co. NV (a) (b)	318,403	5,546,364
		13,409,986
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SAUDI ARABIA — 1.1%
Saudi Telecom Co.	468,360	$5,390,154
SINGAPORE — 2.0%
CapitaLand Ascendas REIT	1,353,645	2,605,880
CapitaLand Integrated Commercial Trust REIT	1,337,200	2,450,164
Keppel Ltd.	585,300	4,950,467
		10,006,511
SOUTH AFRICA — 3.6%
Bidvest Group Ltd.	270,449	3,951,460
FirstRand Ltd.	1,011,689	6,003,470
Nedbank Group Ltd.	503,616	8,294,761
		18,249,691
SOUTH KOREA — 1.1%
LG Corp.	91,189	5,726,902
SPAIN — 1.9%
Colonial SFL Socimi SA REIT (a) (b)	521,308	3,379,385
Iberdrola SA	251,262	6,273,930
		9,653,315
SWEDEN — 2.1%
Essity AB Class B	157,490	4,463,612
Skandinaviska Enskilda Banken AB Class A	300,600	5,991,407
		10,455,019
SWITZERLAND — 4.3%
Allreal Holding AG	8,896	2,338,005
SGS SA	45,101	5,240,025
Swisscom AG	7,570	5,851,230
Zurich Insurance Group AG	11,148	8,272,724
		21,701,984
TAIWAN — 4.0%
Chang Hwa Commercial Bank Ltd.	4,044,000	3,046,662
Chunghwa Telecom Co. Ltd.	979,000	4,348,516
President Chain Store Corp.	662,000	4,634,094
Shanghai Commercial & Savings Bank Ltd.	2,825,000	3,786,590
Uni-President Enterprises Corp.	1,883,000	4,403,607
		20,219,469
THAILAND — 0.8%
Advanced Info Service PCL NVDR	352,700	3,896,416
UNITED KINGDOM — 9.3%
DCC PLC	120,504	9,980,184
Security Description	Shares	Value
Hiscox Ltd.	171,554	$4,205,525
Intertek Group PLC	89,309	6,880,974
Land Securities Group PLC REIT	435,750	3,765,051
Severn Trent PLC	174,052	6,828,667
Smith & Nephew PLC	219,978	3,183,885
Unilever PLC	81,593	4,903,022
United Utilities Group PLC	411,368	7,146,981
		46,894,289
UNITED STATES — 3.7%
Novartis AG	32,831	5,151,860
Sanofi SA	84,171	7,225,152
Shell PLC	163,885	6,379,751
		18,756,763
TOTAL COMMON STOCKS (Cost $431,759,855)		499,523,560
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	99,474	99,474
State Street Navigator Securities Lending Portfolio II (e) (f)	16,400,644	16,400,644
TOTAL SHORT-TERM INVESTMENTS (Cost $16,500,118)		16,500,118
TOTAL INVESTMENTS — 102.4% (Cost $448,259,973)		516,023,678
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(12,300,163)
NET ASSETS — 100.0%		$503,723,515

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$499,523,560	$—	$—	$499,523,560
Short-Term Investments	16,500,118	—	—	16,500,118
TOTAL INVESTMENTS	$516,023,678	$—	$—	$516,023,678
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$34,092,455	$33,992,981	$—	$—	99,474	$99,474	$8,988
State Street Navigator Securities Lending Portfolio II	37,812,479	37,812,479	153,758,240	175,170,075	—	—	16,400,644	16,400,644	66,375
Total		$37,812,479	$187,850,695	$209,163,056	$—	$—		$16,500,118	$75,363
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 0.1%
Viohalco SA (a)	32,443	$712,168
BRAZIL — 3.0%
Afya Ltd. Class A (a)	10,369	153,876
Alpargatas SA Preference Shares	112,269	260,720
Alupar Investimento SA	89,410	556,745
Anima Holding SA	188,890	95,979
Auren Energia SA (b)	44,932	100,699
Azzas 2154 SA	71,570	247,234
Banco ABC Brasil SA Preference Shares	26,390	121,193
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	132,074	354,174
Bemobi Mobile Tech SA	39,173	178,233
Boa Safra Sementes SA	49,243	58,510
Bradespar SA	43,412	160,196
Bradespar SA Preference Shares	125,405	534,963
Bradsaude SA	147,404	409,523
BrasilAgro - Co. Brasileira de Propriedades Agricolas	29,854	105,090
Braskem SA Class A, Preference Shares (b)	58,482	71,860
Brava Energia	215,417	803,243
C&A Modas SA	75,914	157,667
CI&T, Inc. Class A (b)	16,895	56,429
Cia Brasileira de Aluminio	129,851	270,191
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	134,631	153,724
Cia de Saneamento de Minas Gerais Copasa MG	110,493	1,279,349
Cia De Saneamento do Parana Sanepar	135,545	970,507
Cia Siderurgica Nacional SA (b)	386,071	344,603
Cogna Educacao SA	891,832	387,682
Construtora Tenda SA	53,420	377,226
Cosan SA (b)	820,042	586,203
Cury Construtora e Incorporadora SA	83,824	567,793
CVC Brasil Operadora e Agencia de Viagens SA (b)	191,593	50,342
Cyrela Brazil Realty SA Empreendimentos e Participacoes	135,279	601,652
Dexco SA (b)	291,225	279,637
Dimed SA -Distribuidora De Medicamentos	90,993	193,204
Direcional Engenharia SA	197,376	530,815
EcoRodovias Infraestrutura e Logistica SA	121,933	175,504
Even Construtora e Incorporadora SA	84,228	92,593
Ez Tec Empreendimentos e Participacoes SA	32,775	82,508
Fleury SA	114,161	339,663
Fras-Le SA	77,578	309,506
Security Description	Shares	Value
Grendene SA	193,438	$141,268
Grupo SBF SA	68,084	135,748
Hidrovias do Brasil SA (b)	390,814	280,881
Iguatemi SA	108,241	526,362
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	35,881	97,606
Iochpe Maxion SA	89,142	155,346
Irani Papel e Embalagem SA	80,245	121,547
IRB-Brasil Resseguros SA	39,396	419,386
JHSF Participacoes SA	137,018	299,928
JSL SA	73,162	77,177
Kepler Weber SA	84,217	109,340
Lavvi Empreendimentos Imobiliarios SA	73,911	163,931
LOG Commercial Properties e Participacoes SA	28,765	154,219
Log-in Logistica Intermodal SA (b)	5,895	30,922
Lojas Quero-Quero SA (b)	174,784	43,561
LWSA SA (c)	101,070	77,522
M Dias Branco SA	38,477	130,240
Magazine Luiza SA	181,265	163,896
Mahle Metal Leve SA	35,151	223,024
Marcopolo SA Preference Shares	446,078	516,235
Metalurgica Gerdau SA Preference Shares	199,995	355,868
Mills Locacao Servicos e Logistica SA	81,158	244,605
Minerva SA	189,244	135,646
Moura Dubeux Engenharia SA	42,011	237,653
Movida Participacoes SA	119,226	216,295
MRV Engenharia e Participacoes SA (b)	158,119	161,298
Nexa Resources SA (b)	23,265	284,764
Oceanpact Servicos Maritimos SA	101,916	199,266
Oncoclinicas do Brasil Servicos Medicos SA (b)	86,000	20,437
Orizon Valorizacao de Residuos SA (b)	36,987	565,315
Petroreconcavo SA	96,689	186,431
Plano & Plano Desenvolvimento Imobiliario SA	49,006	80,005
Randoncorp SA Preference Shares (b)	101,785	87,509
Sao Martinho SA	62,981	191,038
Schulz SA Preference Shares	139,271	128,886
Simpar SA	119,468	180,035
SLC Agricola SA	116,561	290,505
Tegma Gestao Logistica SA	19,255	110,859
Tres Tentos Agroindustrial SA	73,327	213,920
Tupy SA (b)	48,164	137,626
Unipar Carbocloro SA Class B, Preference Shares	32,255	370,849
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares (b)	284,592	464,611
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	40,492	$135,027
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	280,880	152,488
Vinci Compass Investments Ltd.	16,794	163,406
Vivara Participacoes SA	66,671	294,715
VTEX Class A (b)	29,964	119,856
Vulcabras SA	49,169	134,323
YDUQS Participacoes SA	80,987	138,943
		21,889,354
CAYMAN ISLANDS — 0.0% *
Amax Holding Co. Ltd.	14,000	62,405
CHILE — 0.4%
CAP SA (b)	45,831	323,070
Empresa Nacional de Telecomunicaciones SA	76,175	297,399
Engie Energia Chile SA	318,267	621,282
Inversiones Aguas Metropolitanas SA	240,977	241,762
Inversiones La Construccion SA	20,857	503,276
Ripley Corp. SA	707,349	295,338
Salfacorp SA	269,103	364,740
SMU SA	1,459,385	208,914
SONDA SA	222,831	70,081
Vina Concha y Toro SA	132,829	123,884
		3,049,746
CHINA — 19.5%
361 Degrees International Ltd. (a)	623,000	319,363
ABA Chemicals Corp. Class A (b)	102,100	67,234
Abbisko Cayman Ltd. (b)	243,000	333,108
Addsino Co. Ltd. Class A (b)	33,100	93,380
Adicon Holdings Ltd. (b)	120,500	64,229
Aerospace Nanhu Electronic Information Technology Co. Ltd. Class A	15,897	65,878
Agora, Inc. ADR (b)	21,795	86,962
AIM Vaccine Co. Ltd. Class H (b)	282,200	59,736
AInnovation Technology Group Co. Ltd. Class H (b) (c)	157,600	78,578
AK Medical Holdings Ltd. (c)	298,000	194,941
A-Living Smart City Services Co. Ltd. Class H (a) (c)	475,500	98,835
Alpha Group Class A (b)	106,700	103,116
Alphamab Oncology (b) (c)	88,000	77,990
Amoy Diagnostics Co. Ltd. Class A	23,800	59,044
Angelalign Technology, Inc. (c)	23,800	201,215
Anhui Anfu Battery Technology Co. Ltd. Class A	38,570	302,571
Anhui Golden Seed Winery Co. Ltd. Class A (b)	83,200	74,890
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	47,500	100,626
Anhui Jinhe Industrial Co. Ltd. Class A	45,300	130,801
Security Description	Shares	Value
Anhui Tatfook Technology Co. Ltd. Class A (b)	35,900	$45,219
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	44,548	39,902
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	193,637	216,800
Anhui Xinhua Media Co. Ltd. Class A	136,100	98,847
Antengene Corp. Ltd. (b) (c)	291,000	130,990
Anton Oilfield Services Group (a)	1,018,000	107,745
Antong Holdings Co. Ltd. Class A (b)	335,300	217,342
Anyang Iron & Steel, Inc. Class A (b)	516,300	126,261
Aoshikang Technology Co. Ltd. Class A	14,500	136,584
Aotecar New Energy Technology Group Co. Ltd. Class A	115,300	41,955
Appotronics Corp. Ltd. Class A (b)	18,053	35,372
Archermind Technology Co. Ltd. Class A (b)	13,260	55,478
Arcplus Group PLC Class A	54,960	98,050
Arctech Solar Holding Co. Ltd. Class A (b)	14,546	68,894
AsiaInfo Technologies Ltd. (a) (c)	189,800	107,703
ATRenew, Inc. ADR (a)	62,819	243,103
AUCMA Co. Ltd. Class A	80,400	73,791
Autostreets Development Ltd. (a) (b)	459,000	92,478
Bafang Electric Suzhou Co. Ltd. Class A	7,312	30,118
Bairong, Inc. (a) (b) (c)	164,865	97,758
Baowu Magnesium Technology Co. Ltd. Class A (b)	65,720	150,746
Baozun, Inc. ADR (b)	37,630	106,493
Bear Electric Appliance Co. Ltd. Class A	11,545	53,949
Beauty Farm Medical & Health Industry, Inc.	32,000	68,880
Beijing Aerospace Changfeng Co. Ltd. Class A (b)	54,100	110,862
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A (b)	36,200	114,872
Beijing Baination Pictures Co. Ltd. Class A (b)	83,900	59,699
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	9,500	38,767
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	114,800	70,693
Beijing Caishikou Department Store Co. Ltd. Class A	57,400	115,849
Beijing Capital Development Co. Ltd. Class A (b)	113,300	55,749
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	1,052,000	194,515
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Beijing Changjiu Logistics Corp. Class A	6,500	$5,075
Beijing China Sciences Runyu Environmental Technology Co. Ltd. Class A	146,300	106,686
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	117,500	127,808
Beijing CTJ Information Technology Co. Ltd. Class A	35,200	84,474
Beijing Cuiwei Tower Co. Ltd. Class A (b)	78,900	91,942
Beijing eGOVA Co. Ltd. Class A (b)	43,380	65,313
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (b)	147,400	80,779
Beijing Gehua CATV Network Co. Ltd. Class A	151,900	140,308
Beijing GeoEnviron Engineering & Technology, Inc. Class A	128,377	363,117
Beijing Global Safety Technology Co. Ltd. Class A (b)	18,800	50,905
Beijing Jingyi Automation Equipment Co. Ltd. Class A (b)	7,509	221,431
Beijing Jingyuntong Technology Co. Ltd. Class A (b)	135,000	62,250
Beijing Join-Cheer Software Co. Ltd. Class A (b)	120,300	101,372
Beijing Leike Defense Technology Co. Ltd. Class A (b)	99,300	142,777
Beijing Orient EcoEnergy Co. Ltd. Class A (b)	241,800	85,136
Beijing Oriental Jicheng Co. Ltd. Class A (b)	9,400	30,950
Beijing Philisense Technology Co. Ltd. Class A (b)	111,300	52,633
Beijing Relpow Technology Co. Ltd. Class A (b)	20,700	91,668
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	64,200	107,820
Beijing Sifang Automation Co. Ltd. Class A	55,200	513,942
Beijing Sinohytec Co. Ltd. Class A (b)	40,419	111,349
Beijing Strong Biotechnologies, Inc. Class A	41,700	67,145
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	2,175	17,594
Beijing SuperMap Software Co. Ltd. Class A	30,700	50,971
Beijing UBOX Online Technology Corp. Class H (a) (b)	501,000	152,050
Beijing UniStrong Science & Technology Co. Ltd. Class A (b)	30,800	30,809
Beijing Urban Construction Investment & Development Co. Ltd. Class A	198,500	114,339
Beijing Wandong Medical Technology Co. Ltd. Class A (b)	55,300	83,260
Security Description	Shares	Value
Beijing Watertek Information Technology Co. Ltd. Class A (b)	196,600	$107,742
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	67,344
Beisen Holding Ltd. (b)	163,400	75,219
Bengang Steel Plates Co. Ltd. Class A (b)	395,600	125,301
Bestlink Technologies Co. Ltd. Class A	44,338	104,052
Bestore Co. Ltd. Class A	29,500	37,592
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	112,700	100,613
Beyondsoft Corp. Class A	31,900	38,254
Binjiang Service Group Co. Ltd.	68,784	188,229
Biocytogen Pharmaceuticals Beijing Co. Ltd. Class H (a) (b)	39,500	235,427
Bio-Thera Solutions Ltd. Class A (b)	29,844	73,951
Black Sesame International Holding Ltd. (a) (b)	288,000	393,693
Blue Sail Medical Co. Ltd. Class A (b)	179,500	134,334
BMC Medical Co. Ltd. Class A	10,696	60,917
BOE HC SemiTek Corp. Class A (b)	108,000	324,573
Bomin Electronics Co. Ltd. Class A	78,600	309,282
Bona Film Group Co. Ltd. Class A (b)	89,000	73,686
Boyaa Interactive International Ltd.	335,000	81,592
Breton Technology Co. Ltd. Class H (b)	40,800	85,741
Bright Real Estate Group Co. Ltd. Class A (b)	309,200	146,219
Brii Biosciences Ltd. (b)	504,500	61,759
Brite Semiconductor Shanghai Co. Ltd. Class A	4,818	82,285
Broncus Holding Corp. (b)	403,000	28,778
Bros Eastern Co. Ltd. Class A	145,800	145,413
Business-intelligence of Oriental Nations Corp. Ltd. Class A (b)	80,100	208,982
BXN Holding Co. Ltd. Class A	72,000	37,761
C&D Property Management Group Co. Ltd.	256,293	86,280
C&S Paper Co. Ltd. Class A	151,400	148,322
C*Core Technology Co. Ltd. Class A (b)	27,035	172,175
Canaan, Inc. ADR (a) (b)	160,932	46,204
Canggang Railway Ltd. (a) (b)	676,000	43,963
Cango, Inc. Class A (a) (b)	98,224	20,087
Cangzhou Mingzhu Plastic Co. Ltd. Class A	59,700	36,411
Capitalonline Data Service Co. Ltd. Class A (b)	25,700	80,303
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	189,500	344,587
CATARC Automotive Proving Ground Co. Ltd. Class A	136,700	104,519
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	458,400	$128,984
Center International Group Co. Ltd. Class A	35,200	54,708
Central China Land Media Co. Ltd. Class A	58,700	98,842
CGN New Energy Holdings Co. Ltd.	1,238,000	339,414
Chacha Food Co. Ltd. Class A	34,600	91,546
Chaince Digital Holdings, Inc. (a) (b)	24,570	107,371
Changbai Mountain Tourism Co. Ltd. Class A (b)	11,100	58,329
Changchun Faway Automobile Components Co. Ltd. Class A	121,500	129,590
Changchun UP Optotech Co. Ltd. Class A	19,700	166,005
Changhong Meiling Co. Ltd. Class A	60,700	48,556
Changjiang Publishing & Media Co. Ltd. Class A	82,700	89,060
Changzheng Engineering Technology Co. Ltd. Class A	14,500	82,369
Changzhou Fusion New Material Co. Ltd. Class A	9,081	177,526
Chaoju Eye Care Holdings Ltd.	216,000	67,482
Cheng De Lolo Co. Ltd. Class A	47,100	51,347
Chengdu B-Ray Media Co. Ltd. Class A (b)	134,200	73,150
Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	80,100	122,604
Chengdu Gas Group Co. Ltd. Class A	16,100	19,829
Chengdu Guoguang Electric Co. Ltd. Class A (b)	6,494	58,683
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,500	70,949
Chengdu Kanghua Biological Products Co. Ltd. Class A	13,200	92,486
Chengdu Leejun Industrial Co. Ltd. Class A	48,200	51,907
Chengdu RML Technology Co. Ltd. Class A	24,640	121,385
Chengdu Spaceon Electronics Co. Ltd. Class A	51,800	167,427
Chengdu Xuguang Electronics Co. Ltd. Class A	69,700	468,226
Chengzhi Co. Ltd. Class A (b)	68,600	82,668
Chervon Holdings Ltd. (a)	99,008	209,579
China Agriculture Development Seed Group Co. Ltd. Class A	72,100	55,658
China Aluminum International Engineering Corp. Ltd. Class A (b)	216,400	137,721
China Animal Husbandry Industry Co. Ltd. Class A	29,300	25,467
Security Description	Shares	Value
China Bester Group Telecom Co. Ltd. Class A (b)	34,300	$107,983
China BlueChemical Ltd. Class H	1,362,000	349,095
China CAMC Engineering Co. Ltd. Class A	125,100	208,623
China Chunlai Education Group Co. Ltd. (a) (b)	203,000	24,074
China CYTS Tours Holding Co. Ltd. Class A	88,800	85,425
China Dongxiang Group Co. Ltd.	1,222,000	47,527
China Education Group Holdings Ltd. (a) (b)	534,995	116,658
China Electronics Huada Technology Co. Ltd.	394,000	53,256
China Express Airlines Co. Ltd. Class A (b)	57,700	59,417
China Foods Ltd.	480,000	189,134
China Forestry Holdings Co. Ltd. (b) (d)	1,642,000	—
China Haisum Engineering Co. Ltd. Class A	45,720	45,531
China High Speed Railway Technology Co. Ltd. Class A (b)	284,800	97,758
China Lesso Group Holdings Ltd.	620,000	281,457
China Lilang Ltd.	297,000	128,767
China Meidong Auto Holdings Ltd. (a) (b)	306,000	19,900
China Micro Semicon Shenzhen Ltd. Class A	29,060	282,166
China Modern Dairy Holdings Ltd. (a) (b)	1,188,000	148,461
China National Accord Medicines Corp. Ltd. Class A	50,380	140,349
China National Gold Group Gold Jewellery Co. Ltd. Class A	59,300	59,754
China Oriental Group Co. Ltd. (b)	388,000	55,414
China Overseas Grand Oceans Group Ltd. (a)	908,000	258,203
China Publishing & Media Co. Ltd. Class A	145,800	99,878
China Qidian Guofeng Holdings Ltd. (a) (b)	324,000	59,082
China Qinfa Group Ltd. (b)	604,000	111,680
China Railway Tielong Container Logistics Co. Ltd. Class A	143,500	107,181
China Reform Health Management & Services Group Co. Ltd. Class A (b)	74,300	67,317
China Renaissance Holdings Ltd. (b) (c)	267,000	100,099
China Resource & Environment Co. Ltd. Class A (b)	79,700	33,111
China Resources Building Materials Technology Holdings Ltd. (a)	1,046,000	137,385
China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	34,900	113,471
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Resources Medical Holdings Co. Ltd. (a)	702,500	$213,203
China Risun Group Ltd. (a)	786,000	192,439
China Sanjiang Fine Chemicals Co. Ltd. (a)	296,097	102,701
China Security Co. Ltd. Class A (b)	125,100	49,023
China Shineway Pharmaceutical Group Ltd.	243,138	228,812
China Sports Industry Group Co. Ltd. Class A (b)	100,700	99,988
China Testing & Certification International Group Co. Ltd. Class A	52,322	42,625
China Tianying, Inc. Class A	210,600	149,852
China Travel International Investment Hong Kong Ltd. (a)	1,486,000	195,176
China Union Holdings Ltd. Class A (b)	207,300	133,456
China Water Affairs Group Ltd. (a)	407,357	227,520
China West Construction Group Co. Ltd. Class A (b)	47,800	30,421
China XLX Fertiliser Ltd. (b)	361,118	420,427
China Yongda Automobiles Services Holdings Ltd.	575,500	51,371
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	52,500	60,327
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	19,839	128,188
Chlitina Holding Ltd.	33,569	115,386
Chongqing Baiya Sanitary Products Co. Ltd. Class A	42,500	90,848
Chongqing Chongbai Technology Group Co. Ltd. Class A	19,600	54,226
Chongqing Chuanyi Automation Co. Ltd. Class A	33,020	87,804
Chongqing Construction Engineering Group Corp. Ltd. Class A (b)	333,500	115,457
Chongqing Gas Group Corp. Ltd. Class A	166,300	111,471
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (b)	30,000	102,755
Chongqing Machinery & Electric Co. Ltd. Class H	736,000	189,583
Chongqing Road & Bridge Co. Ltd. Class A (b)	125,600	84,745
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	169,600	139,918
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	42,820	211,198
Chow Tai Seng Jewellery Co. Ltd. Class A	80,300	131,901
Chutian Dragon Co. Ltd. Class A	24,600	38,487
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	62,752	149,115
Security Description	Shares	Value
CIG Shanghai Co. Ltd. Class A	16,000	$600,754
CIMC Enric Holdings Ltd.	314,000	287,491
CIMC Vehicles Group Co. Ltd. Class A (b)	97,100	100,848
Cinda Real Estate Co. Ltd. Class A (b)	198,500	67,551
CITIC Guoan Information Industry Co. Ltd. Class A (b)	370,300	141,290
CITIC Telecom International Holdings Ltd.	1,099,287	346,241
CMST Development Co. Ltd. Class A	120,300	74,080
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	100,700	89,010
CoCreation Grass Co. Ltd. Class A	30,300	143,733
COFCO Joycome Foods Ltd. (a) (b)	1,578,236	195,215
COFCO Technology & Industry Co. Ltd. Class A	24,800	28,424
Cofoe Medical Technology Co. Ltd. Class A	10,900	76,515
Consun Pharmaceutical Group Ltd.	227,000	364,147
COSCO Shipping International Hong Kong Co. Ltd.	364,000	247,400
Cosonic Intelligent Technologies Co. Ltd. Class A (b)	32,900	54,526
Country Garden Holdings Co. Ltd. (a) (b)	8,158,370	173,736
CPT Technology Group Co. Ltd. Class A (b)	199,000	98,210
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	48,934
Crystal Clear Electronic Material Co. Ltd. Class A	55,765	175,970
CSG Holding Co. Ltd. Class A	186,500	141,771
CSG Holding Co. Ltd. Class B	625,500	135,596
CSG Smart Science&Technology Co. Ltd. Class A	42,400	86,512
CSSC Hong Kong Shipping Co. Ltd. (a)	864,321	238,067
CStone Pharmaceuticals (a) (b) (c)	587,500	352,857
CTS International Logistics Corp. Ltd. Class A	46,000	34,222
Cybrid Technologies, Inc. Class A (b)	36,400	65,636
Daan Gene Co. Ltd. Class A (b)	41,500	30,813
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	104,100	80,973
Dalipal Holdings Ltd. (a) (b)	330,000	132,555
Daqo New Energy Corp. ADR (a) (b)	26,705	357,580
Datang Huayin Electric Power Co. Ltd. Class A (b)	159,800	151,372
Datang Telecom Technology Co. Ltd. Class A (b)	85,500	121,549
Dawei Technology Guangdong Group Co. Ltd. Class A (b)	70,400	106,202
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dazhong Transportation Group Co. Ltd. Class A	120,400	$66,869
De Rucci Healthy Sleep Co. Ltd. Class A	27,750	64,592
DeHua TB New Decoration Materials Co. Ltd. Class A	45,700	74,596
Dezhan Healthcare Co. Ltd. Class A (b)	203,900	91,016
Digital China Information Service Group Co. Ltd. Class A	87,600	132,923
DingDong Cayman Ltd. ADR (a) (b)	84,966	163,984
Dmall, Inc. (b)	179,100	139,086
Dongfang Electronics Co. Ltd. Class A	67,500	125,593
Dongguan Aohai Technology Co. Ltd. Class A	17,800	187,781
Dongguan Development Holdings Co. Ltd. Class A	62,800	86,595
Dongguan Yutong Optical Technology Co. Ltd. Class A	48,160	185,247
Donghua Testing Technology Co. Ltd. Class A	7,800	38,931
DouYu International Holdings Ltd. ADR (b)	12,917	60,064
DPC Dash Ltd. (a) (b)	37,200	139,748
DR Corp. Ltd. Class A	20,103	81,650
Dynagreen Environmental Protection Group Co. Ltd. Class H	442,058	285,233
Easou Technology Holdings Ltd. (b)	278,500	67,831
Eastern Communications Co. Ltd. Class A	54,200	104,919
Eastern Communications Co. Ltd. Class B	174,600	83,459
ECARX Holdings, Inc. Class A (a) (b)	80,833	104,275
E-Commodities Holdings Ltd.	1,034,000	77,793
Edan Instruments, Inc. Class A	52,600	94,770
Edifier Technology Co. Ltd. Class A	73,500	98,426
EEKA Fashion Holdings Ltd. (a)	229,604	141,416
EFORT Intelligent Robot Co. Ltd. Class A (b)	23,773	71,445
EHang Holdings Ltd. ADR (a) (b)	27,799	182,083
EIT Environmental Development Group Co. Ltd. Class A	21,200	51,064
EmbedWay Technologies Shanghai Corp. Class A	25,200	85,312
Emdoor Information Co. Ltd. Class A	17,300	157,504
Emei Shan Tourism Co. Ltd. Class A	67,100	88,373
Era Co. Ltd. Class A	69,500	39,521
EVA Precision Industrial Holdings Ltd.	607,189	67,362
Security Description	Shares	Value
Ever Sunshine Services Group Ltd. (a)	458,000	$96,365
Evergrande Property Services Group Ltd. (b) (c)	3,028,500	297,364
Fangda Special Steel Technology Co. Ltd. Class A	160,600	95,821
Far East Smarter Energy Co. Ltd. Class A (b)	149,900	739,121
FAWER Automotive Parts Co. Ltd. Class A	123,100	70,182
Fengzhushou Co. Ltd. Class A (b)	15,700	106,394
FESCO Group Co. Ltd. Class A	21,000	37,743
FIH Mobile Ltd. (a)	146,519	350,321
Financial Street Holdings Co. Ltd. Class A (b)	436,000	154,797
First Tractor Co. Ltd. Class A	16,900	26,366
First Tractor Co. Ltd. Class H	266,000	226,923
Flaircomm Microelectronics, Inc. Class A	4,100	55,206
Focus Lightings Tech Co. Ltd. Class A	60,360	76,295
Focused Photonics Hangzhou, Inc. Class A (b)	40,600	82,719
Focuslight Technologies, Inc. Class A (b)	6,458	336,990
Foshan Blue Rocket Electronics Co. Ltd. Class A	9,000	41,871
Foshan Nationstar Optoelectronics Co. Ltd. Class A (b)	75,100	85,743
Fu Shou Yuan International Group Ltd. (a)	1,036,000	348,766
Fujian Apex Software Co. Ltd. Class A	17,000	66,517
Fujian Boss Software Development Co. Ltd. Class A	60,092	65,864
Fujian Expressway Development Co. Ltd. Class A	280,000	132,823
Fujian Furi Electronics Co. Ltd. Class A	19,100	34,188
Fujian Fuxin Software Development JSC Ltd. Class A	7,776	68,080
Fujian Snowman Group Co. Ltd. Class A (b)	58,600	120,083
Fujian Tianma Science & Technology Group Co. Ltd. Class A (b)	65,500	122,161
Fujian Yongfu Power Engineering Co. Ltd. Class A	42,100	132,787
Fuling Technology Co. Ltd. Class A	36,800	44,780
Funshine Culture Group Co. Ltd. Class A	20,720	78,143
Fushun Special Steel Co. Ltd. Class A (b)	163,600	99,057
Gansu Energy Chemical Co. Ltd. Class A	222,000	73,259
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	740,100	151,553
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Gaotu Techedu, Inc. ADR (b)	73,651	$122,261
GemPharmatech Co. Ltd. Class A	51,444	183,404
Genertec Universal Medical Group Co. Ltd. (a) (c)	809,136	458,115
Genimous Technology Co. Ltd. Class A (b)	93,260	70,206
GHT Co. Ltd. Class A	12,900	31,167
Giantec Semiconductor Corp. Class A	10,419	326,323
GKHT Medical Technology Co. Ltd. Class A	83,400	99,397
GL-Carlink Technology Holding Ltd. (b)	79,500	30,312
Global New Material International Holdings Ltd. (a) (b)	386,000	333,232
Globe Jiangsu Co. Ltd. Class A (b)	44,500	88,567
Goldenmax International Group Ltd. Class A	40,700	719,325
GoodWe Technologies Co. Ltd. Class A (b)	17,405	278,229
Gosuncn Technology Group Co. Ltd. Class A (b)	94,300	63,765
Greater Bay Area AI Computing Tech Co. Ltd. (a) (b)	252,000	446,990
Greattown Holdings Ltd. Class A (b)	254,200	129,572
Greentown Management Holdings Co. Ltd. (a) (c)	592,904	136,090
GRG Metrology & Test Group Co. Ltd. Class A	62,100	165,130
Guangdong Advertising Group Co. Ltd. Class A	121,600	113,037
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	88,800	61,485
Guangdong Chj Industry Co. Ltd. Class A	80,900	109,289
Guangdong Deerma Technology Co. Ltd. Class A	82,000	92,413
Guangdong Dongpeng Holdings Co. Ltd. Class A	72,000	46,246
Guangdong Ellington Electronics Technology Co. Ltd. Class A	100,801	186,069
Guangdong Golden Dragon Development, Inc. Class A (b)	41,400	54,037
Guangdong Guanghua Sci-Tech Co. Ltd. Class A	24,200	127,417
Guangdong Guangzhou Daily Media Co. Ltd. Class A	79,700	116,826
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,900	65,914
Guangdong Huate Gas Co. Ltd. Class A	8,947	352,581
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	23,613	153,060
Guangdong Lingxiao Pump Industry Co. Ltd. Class A	12,500	28,064
Guangdong Mingyang Electric Co. Ltd. Class A	26,600	141,033
Security Description	Shares	Value
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (b)	38,400	$124,851
Guangdong Shaoneng Group Co. Ltd. Class A (b)	108,400	93,421
Guangdong Shirongzhaoye Co. Ltd. Class A	77,800	45,846
Guangdong Shunkong Development Co. Ltd. Class A	53,600	86,938
Guangdong South New Media Co. Ltd. Class A	9,200	42,679
Guangdong Tapai Group Co. Ltd. Class A	71,000	72,904
Guangdong TCL Smart Home Appliances Co. Ltd.	107,300	175,145
Guangdong Vanward New Electric Co. Ltd. Class A	74,800	68,541
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	50,700	82,757
Guangdong Yowant Technology Group Co. Ltd. Class A (b)	82,200	58,126
Guangxi Beitou Technology Co. Ltd. Class A (b)	208,500	132,079
Guangxi Energy Co. Ltd. Class A	96,300	59,868
Guangxi Wuzhou Communications Co. Ltd. Class A	176,200	86,958
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (b)	51,400	98,060
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	22,900	279,503
Guangzhou Guangri Stock Co. Ltd. Class A	67,800	76,110
Guangzhou Haoyang Electronic Co. Ltd. Class A	10,050	44,683
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	28,500	94,384
Guangzhou Lingnan Group Holdings Co. Ltd. Class A	64,500	85,043
Guangzhou Metro Design & Research Institute Co. Ltd. Class A	18,200	38,904
Guangzhou Sie Consulting Co. Ltd. Class A (b)	20,900	95,448
Guangzhou Wondfo Biotech Co. Ltd. Class A	33,000	80,750
Guilin Layn Natural Ingredients Corp. Class A	77,900	72,070
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,900	78,836
Guiyang Longmaster Information & Technology Co. Ltd. Class A (b)	69,500	91,124
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	94,000	96,105
Guizhou Gas Group Corp. Ltd. Class A	128,300	125,503
Guizhou Panjiang Refined Coal Co. Ltd. Class A	177,900	119,509
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Guizhou Qianyuan Power Co. Ltd. Class A	26,600	$73,750
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	61,800	114,805
Guizhou Tyre Co. Ltd. Class A	98,100	58,675
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	17,606	119,829
GuoChuang Software Co. Ltd. Class A (b)	25,900	102,791
Guoguang Electric Co. Ltd. Class A	24,900	28,796
Guoquan Food Shanghai Co. Ltd. Class H (a)	480,000	115,072
Guotai Epoint Software Co. Ltd. Class A	40,624	106,408
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	2,791,000	117,448
Haima Automobile Co. Ltd. Class A (b)	161,100	87,812
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	74,500	91,534
Hainan Drinda New Energy Technology Co. Ltd. Class A (b)	12,400	109,021
Hainan Haide Capital Management Co. Ltd. Class A (b)	187,290	164,720
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	31,000	57,314
Hainan Haiyao Co. Ltd. Class A (b)	170,000	124,971
Haining China Leather Market Co. Ltd. Class A	235,400	121,376
Haitong UniTrust International Leasing Co. Ltd. Class H (c)	1,242,000	114,031
Halo Microelectronics Co. Ltd. Class A (b)	15,481	43,652
Hangxiao Steel Structure Co. Ltd. Class A	225,400	76,705
Hangzhou Dptech Technologies Co. Ltd. Class A	46,350	94,025
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A (b)	26,100	46,102
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	22,600	197,767
Hangzhou Haoyue Personal Care Co. Ltd. Class A (b)	15,260	52,403
Hangzhou Heatwell Electric Heating Technology Co. Ltd. Class A	16,600	54,681
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,935	109,152
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	109,200	101,652
Hangzhou Sunrise Technology Co. Ltd. Class A	41,400	71,663
Hangzhou Weiguang Electronic Co. Ltd. Class A	34,400	139,870
Hangzhou Zhongheng Electric Co. Ltd. Class A	10,341	81,960
Security Description	Shares	Value
Harbin Fuerjia Technology Co. Ltd. Class A	38,808	$148,646
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	324,800	129,193
HBIS Resources Co. Ltd. Class A	28,300	51,739
HBM Holdings Ltd. (b) (c)	328,842	437,782
Health & Happiness H&H International Holdings Ltd.	141,500	183,685
HealthyWay, Inc. (a) (b)	192,500	54,740
Hebei Huatong Wires & Cables Group Co. Ltd. Class A	23,100	88,820
Hefei Chipmore Technology Co. Ltd. Class A	48,083	171,280
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	33,418	57,551
Hefei Urban Construction Development Co. Ltd. Class A (b)	33,200	98,896
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	67,600	43,619
Hello Group, Inc. ADR	66,519	385,810
Henan Dayou Energy Co. Ltd. Class A (b)	50,600	39,433
Henan Lantian Gas Co. Ltd. Class A	120,900	108,646
Henan Liliang Diamond Co. Ltd. Class A	24,500	333,861
Henan Lingrui Pharmaceutical Co. Class A	37,500	107,064
Henan Yicheng New Energy Co. Ltd. Class A (b)	206,000	114,107
Henan Yuguang Gold & Lead Co. Ltd. Class A	66,800	145,252
Henan Yuneng Holdings Co. Ltd. Class A (b)	96,200	235,398
Henan Zhongyuan Expressway Co. Ltd. Class A	61,800	33,595
Hengdian Group Tospo Lighting Co. Ltd. Class A	61,300	239,764
Hengtong Logistics Co. Ltd. Class A	91,700	176,294
Hexing Electrical Co. Ltd. Class A (b)	19,100	61,903
Hicon Network Technology Shandong Co. Ltd. Class A	37,900	100,333
Hiecise Precision Equipment Co. Ltd. Class A	23,100	92,053
High Templar Tech Ltd. ADR (b)	85,015	217,638
HighTide Therapeutics, Inc. (b)	236,000	80,652
HIIG Trinity Anhui Technology Co. Ltd. (b)	10,900	63,765
Hitevision Co. Ltd. Class A (b)	35,900	189,073
HitGen, Inc. Class A	41,087	194,358
Hongbo Co. Ltd. Class A (b)	50,500	76,777
Hongli Zhihui Group Co. Ltd. Class A	106,700	163,948
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (b)	212,900	$80,920
Hongrun Construction Group Co. Ltd. Class A	60,700	64,027
Hongyuan Green Energy Co. Ltd. Class A	24,800	60,977
Hopson Development Holdings Ltd. (b)	534,000	179,769
Horizon Construction Development Ltd.	781,000	66,726
Hsino Tower Group Co. Ltd. Class A	239,400	153,064
Hua Medicine (a) (b) (c)	318,500	86,103
Huabao Technology Co. Ltd. Class A	38,900	71,748
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	194,500	111,176
Huaihe Energy Group Co. Ltd. Class A	169,800	79,797
Hualan Biological Vaccine, Inc. Class A	49,200	118,071
Huangshan Novel Co. Ltd. Class A	15,900	24,735
Huangshan Tourism Development Co. Ltd. Class B	250,861	170,836
Huatu Cendes Co. Ltd. Class A	14,340	72,566
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	142,300	76,517
Hubei Century Network Technology Co. Ltd. Class A	24,900	30,923
Hubei Chutian Smart Communication Co. Ltd. Class A	334,000	165,819
Hubei Tech Semiconductors Co. Ltd. Class A	7,600	40,933
Hubei Wanrun New Energy Technology Co. Ltd. Class A (b)	10,379	195,027
Hubei Zhenhua Chemical Co. Ltd. Class A (b)	31,500	214,811
Hui Lyu Ecological Technology Groups Co. Ltd. Class A	15,000	118,223
Huitongda Network Co. Ltd. Class H (b) (c)	42,900	39,606
Hunan Corun New Energy Co. Ltd. Class A (b)	178,500	132,534
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	34,180	49,246
Hunan Kaimeite Gases Co. Ltd. Class A	34,800	107,917
Hunan New Wellful Co. Ltd. Class A (b)	91,400	58,034
Hunan Silver Co. Ltd. Class A (b)	166,400	198,317
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	113,000	111,369
Hunan Zhongke Electric Co. Ltd. Class A	68,400	145,305
HUYA, Inc. ADR (a)	45,413	104,450
Security Description	Shares	Value
Hwa Create Co. Ltd. Class A (b)	25,500	$64,764
Hygeia Healthcare Holdings Co. Ltd. Class C (a) (b) (c)	174,600	204,166
Hymson Laser Technology Group Co. Ltd. Class A (b)	18,875	233,352
HyUnion Holding Co. Ltd. Class A (b)	58,900	45,902
ImmuneOnco Biopharmaceuticals Shanghai Class H (b)	168,200	83,006
IMotion Automotive Technology Suzhou Co. Ltd. Class H (b)	233,200	109,433
Infotmic Co. Ltd. Class A (b)	92,700	103,652
Inkeverse Group Ltd. (b)	806,494	143,979
Inmyshow Digital Technology Group Co. Ltd. Class A	149,000	97,021
Inner Mongolia Furui Medical Science Co. Ltd. Class A (b)	17,100	97,945
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	19,034
Innuovo Technology Co. Ltd. Class A	50,900	64,862
Insigma Technology Co. Ltd. Class A (b)	63,600	59,965
Intco Recycling Resources Co. Ltd. Class A	26,049	128,250
IReader Technology Co. Ltd. Class A (b)	32,000	95,651
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	258,900	157,808
Jadard Technology, Inc. Class A (b)	35,264	124,681
Jade Bird Integrated Technologies Co. Ltd. Class A	33,696	42,046
Jangho Group Co. Ltd. Class A	103,500	122,437
JC Finance & Tax Interconnect Holdings Ltd. Class A	81,200	81,344
Jiangsu Ankura Intelligent Power Co. Ltd. Class A (b)	9,100	71,038
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	138,600	95,354
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	18,500	739,400
Jiangsu Cai Qin Technology Co. Ltd. Class A	34,852	221,137
Jiangsu Chint Power Technology Co. Ltd. Class A	20,400	76,004
Jiangsu Dagang Co. Ltd. Class A (b)	45,500	129,301
Jiangsu Etern Co. Ltd. Class A	77,300	768,445
Jiangsu General Science Technology Co. Ltd. Class A (b)	78,100	41,995
Jiangsu Gian Technology Co. Ltd. Class A	10,900	90,325
Jiangsu Guomao Reducer Co. Ltd. Class A	53,400	111,630
Jiangsu Guotai International Group Co. Ltd. Class A	130,600	139,104
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	59,000	$54,845
Jiangsu Hongdou Industrial Co. Ltd. Class A (b)	276,400	133,965
Jiangsu Hongtian Technology Co. Ltd. Class A	9,200	110,175
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	27,488
Jiangsu Huaxicun Co. Ltd. Class A	77,600	60,589
Jiangsu Jiangnan Water Co. Ltd. Class A	106,200	86,675
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	156,750	85,672
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (b)	41,300	71,612
Jiangsu Lettall Electronic Co. Ltd. Class A	10,100	266,055
Jiangsu Lianyungang Port Co. Ltd. Class A	50,000	29,611
Jiangsu Linyang Energy Co. Ltd. Class A	91,000	71,320
Jiangsu Lopal Tech Group Co. Ltd. Class A (b)	47,300	184,866
Jiangsu New Energy Development Co. Ltd. Class A	61,300	113,696
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	93,400	103,059
Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	64,800	47,159
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	47,200	169,664
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	96,300	175,916
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A (b)	22,400	369,593
Jiangsu Soho High Hope Group Corp. Class A	249,200	82,602
Jiangsu ToLand Alloy Co. Ltd. Class A	26,600	122,498
Jiangsu Transimage Technology Co. Ltd. Class A	32,600	78,522
Jiangsu Yike Food Group Co. Ltd. Class A (b)	59,700	75,285
Jiangsu Yunyi Electric Co. Ltd. Class A	41,500	109,130
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	64,660	37,150
Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	46,500	105,358
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	244,900	—
Jiangsu Zongyi Co. Ltd. Class A (b)	134,100	138,288
Jiangxi Bestoo Energy Co. Ltd. Class A	40,700	62,357
Security Description	Shares	Value
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	70,800	$156,765
Jiangxi Firstar Panel Technology Co. Ltd. Class A (b)	124,700	47,947
Jiangxi Ganyue Expressway Co. Ltd. Class A (b)	123,400	72,353
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	26,107	151,727
Jiangxi Hongcheng Environment Co. Ltd. Class A	112,000	149,487
Jiangxi Rimag Group Co. Ltd. Class H (b)	164,500	99,849
Jiangxi Salt Industry Group Co. Ltd. Class A (b)	91,800	90,745
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	21,900	71,946
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	47,300	344,367
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	283,500	118,612
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,600	46,238
Jilin Chemical Fibre Class A (b)	122,700	73,208
Jilin Expressway Co. Ltd. Class A	282,900	116,694
Jilin Yatai Group Co. Ltd. Class A (b)	394,200	87,690
Jinbei Automotive Co. Ltd. Class A	58,800	27,027
Jingjin Equipment, Inc. Class A	50,000	88,391
Jinhong Gas Co. Ltd. Class A	19,837	121,220
Jinhui Liquor Co. Ltd. Class A	21,200	47,004
Jinko Power Technology Co. Ltd. Class A	269,800	170,910
JinkoSolar Holding Co. Ltd. ADR (a)	17,474	293,563
Jinlei Technology Co. Ltd. Class A	30,700	97,600
Jinlongyu Group Co. Ltd. Class A	21,800	60,666
Jinxin Fertility Group Ltd. (c)	1,084,000	272,311
Jinyu Bio-Technology Co. Ltd. Class A	101,793	174,704
Jinzi Ham Co. Ltd. Class A	137,000	202,029
Jishi Media Co. Ltd. Class A (b)	264,800	86,992
Jiumaojiu International Holdings Ltd. (a) (c)	538,000	83,011
JNBY Design Ltd.	124,270	272,879
Joeone Co. Ltd. Class A	58,200	69,706
Jointo Energy Investment Co. Ltd. Hebei Class A	107,000	137,927
Jones Tech PLC Class A	15,400	138,391
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	51,700	132,220
Joyoung Co. Ltd. Class A	133,300	154,352
JSTI Group Class A	40,400	29,758
Jutze Intelligent Technology Co. Ltd. Class A (b)	56,200	191,915
JW Cayman Therapeutics Co. Ltd. (b) (c)	229,000	46,722
Jwipc Technology Co. Ltd. Class A	14,300	215,469
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Kama Co. Ltd. Class B (b) (d)	252,300	$—
KEDE Numerical Control Co. Ltd. Class A	13,515	129,953
Keli Motor Group Co. Ltd. Class A	36,900	49,359
KHGEARS International Ltd. (a)	25,000	131,056
Kinetic Development Group Ltd.	1,484,000	291,424
KingClean Electric Co. Ltd. Class A (b)	33,800	131,356
Kingenta Ecological Engineering Group Co. Ltd. Class A (b)	388,300	115,552
Kingsignal Technology Co. Ltd. Class A (b)	39,500	100,379
Kintor Pharmaceutical Ltd. (b) (c)	323,000	78,669
KPC Pharmaceuticals, Inc. Class A	37,200	42,801
KTK Group Co. Ltd. Class A	81,600	117,928
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,500	53,021
Kuangda Technology Group Co. Ltd. Class A	178,400	146,652
Kunshan Dongwei Technology Co. Ltd. Class A (b)	13,503	177,839
Kyland Technology Co. Ltd. Class A (b)	24,000	73,471
Laekna, Inc. (b)	120,000	102,830
Lancy Co. Ltd. Class A	36,300	59,947
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	124,700	130,064
Laobaixing Pharmacy Chain JSC Class A	48,000	77,501
Lee & Man Paper Manufacturing Ltd.	1,081,000	395,620
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H	45,000	58,531
LexinFintech Holdings Ltd. ADR	54,996	108,342
LianChuang Electronic Technology Co. Ltd. Class A (b)	91,100	101,595
Lianhe Chemical Technology Co. Ltd. Class A	71,300	143,587
Lianlian DigiTech Co. Ltd. Class H (a) (b)	234,000	121,445
Liaoning Chengda Biotechnology Co. Ltd. Class A	20,365	58,473
Liaoning Energy Industry Co. Ltd. Class A	191,000	88,634
Lifetech Scientific Corp. (a) (b)	1,928,000	339,279
Lihuayi Weiyuan Chemical Co. Ltd. Class A	64,500	139,870
Lijiang Yulong Tourism Co. Ltd. Class A	26,800	32,612
Linewell Software Co. Ltd. Class A (b)	65,700	76,366
Lingbao Gold Group Co. Ltd. Class H (a)	451,400	707,431
Lingyuan Iron & Steel Co. Ltd. Class A (b)	580,200	135,904
Linklogis, Inc. Class B (c)	596,000	140,601
Security Description	Shares	Value
Linktel Technologies Co. Ltd. Class A	5,400	$265,784
Logan Group Co. Ltd. (a) (b)	600,000	110,940
Longhorn Auto Co. Ltd. Class A	3,800	70,995
Lonking Holdings Ltd.	1,003,000	332,541
Lontium Semiconductor Corp. Class A	16,616	155,634
Lotus Holdings Co. Ltd. (b)	93,100	192,015
Lotus Technology, Inc. ADR (b)	45,663	53,426
Lucky Harvest Co. Ltd. Class A	22,510	168,958
Luenmei Quantum Co. Ltd. Class A (b)	174,300	143,538
Luolai Lifestyle Technology Co. Ltd. Class A	47,200	68,770
Luoniushan Co. Ltd. Class A	143,600	100,486
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	193,100	109,237
Lushang Freda Pharmaceutical Co. Ltd. Class A	17,700	13,116
Luye Pharma Group Ltd. (a) (b) (c)	1,409,721	323,576
Maccura Biotechnology Co. Ltd. Class A (b)	30,300	36,871
Malion New Materials Co. Ltd. Class A (b)	74,400	171,423
Maoyan Entertainment (c)	217,796	123,867
Maoye Commercial Co. Ltd. Class A (b)	134,600	70,988
Marketingforce Management Ltd. (a) (b)	56,900	221,446
Marssenger Kitchenware Co. Ltd. Class A (b)	36,400	67,352
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,600	52,872
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	46,000	98,600
Medlive Technology Co. Ltd. (a) (c)	172,000	149,364
Mehow Innovative Ltd. Class A	29,960	80,903
MeiG Smart Technology Co. Ltd. Class A (b)	19,100	102,534
Mesnac Co. Ltd. Class A	125,500	95,031
Microport Cardioflow Medtech Corp. (a) (b) (c)	101,400	13,835
MicroPort NeuroScientific Corp. (a)	108,000	154,245
Migao Group Holdings Ltd.	121,000	134,238
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,270	128,647
Minami Acoustics Ltd. Class A (b)	14,500	51,053
Ming Yuan Cloud Group Holdings Ltd. (a)	508,000	78,383
Mingyue Optical Lens Co. Ltd. Class A	12,100	48,557
Minieye Technology Co. Ltd. Class H (a) (b)	200,200	233,080
Minmetals Development Co. Ltd. Class A	107,800	183,425
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MLS Co. Ltd. Class A	106,100	$196,163
Mokingran Jewellery Group Co. Ltd. Class H	142,800	325,950
Montnets Cloud Technology Group Co. Ltd. Class A (b)	41,100	43,534
Moon Environment Technology Co. Ltd. Class A	46,040	381,315
Morimatsu International Holdings Co. Ltd. (a)	255,000	249,405
Motorcomm Electronic Technology Co. Ltd. Class A (b)	9,050	331,656
Mount Everest Gold Group Co. Ltd. (b)	423,000	32,903
Nancal Technology Co. Ltd. Class A	12,500	88,354
NanJi E-Commerce Co. Ltd. Class A	157,800	63,697
Nanjing Cosmos Chemical Co. Ltd. Class A	33,360	52,389
Nanjing Gaoke Co. Ltd. Class A	74,300	78,043
Nanjing Hanrui Cobalt Co. Ltd. Class A	34,800	183,023
Nanjing Pharmaceutical Group Co. Ltd. Class A	180,100	132,661
Nanjing Tanker Corp. Class A	202,800	111,438
Nanjing Vazyme Biotech Co. Ltd. Class A	34,385	87,887
Nanjing Wavelength Opto-Electronic Science & Technology Co. Ltd. Class A	2,800	42,714
Nanjing Xinjiekou Department Store Co. Ltd. Class A	164,800	125,032
Nantong Jiangshan Agrochemical & Chemical LLC Class A	18,595	53,473
Nanya New Material Technology Co. Ltd. Class A	12,951	725,088
Naruida Technology Co. Ltd. Class A	32,251	95,119
NetDragon Websoft Holdings Ltd. (a)	126,000	114,559
Neusoft Corp. Class A	135,600	144,629
New Guomai Digital Culture Co. Ltd. Class A	56,300	80,203
New Journey Health Technology Group Co. Ltd. Class A (b)	252,300	64,302
New Trend International Logis-Tech Co. Ltd. Class A	73,479	67,439
Newborn Town, Inc. (a) (b)	409,315	394,072
Newcapec Electronics Co. Ltd. Class A	22,600	25,670
Ningbo Cixing Co. Ltd. Class A	123,000	133,546
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	46,040	84,782
Ningbo Energy Group Co. Ltd. Class A	125,200	87,795
Ningbo Fujia Industrial Co. Ltd. Class A	30,200	69,316
Security Description	Shares	Value
Ningbo Hengshuai Co. Ltd. Class A	7,700	$106,357
Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	22,600	32,295
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	33,810
Ningbo Xusheng Group Co. Ltd. Class A	88,100	157,303
Ningbo Yongxin Optics Co. Ltd. Class A	9,900	214,320
Ningxia Western Venture Industrial Co. Ltd. Class A	179,500	91,495
Niu Technologies ADR (a) (b)	25,029	50,308
Noah Holdings Ltd. ADR	14,891	148,761
Norinco International Cooperation Ltd. Class A	97,646	141,405
North China Pharmaceutical Co. Ltd. Class A	181,600	114,236
North Electro-Optic Co. Ltd. Class A	61,600	290,486
Northeast Pharmaceutical Group Co. Ltd. Class A	191,800	119,804
NovaBridge Biosciences ADR (a) (b)	48,319	94,222
Novogene Co. Ltd. Class A	2,436	4,489
Novoray Corp. Class A	16,650	599,479
Nuode New Materials Co. Ltd. Class A (b)	105,000	233,419
NYOCOR Co. Ltd. Class A	153,300	141,150
Ocumension Therapeutics (b) (c)	142,500	82,316
Opple Lighting Co. Ltd. Class A	79,100	190,409
OPT Machine Vision Tech Co. Ltd. Class A	4,873	120,885
Optowide Technologies Co. Ltd. Class A	4,291	121,738
ORG Technology Co. Ltd. Class A	111,700	70,100
OSL Group Ltd. (a) (b)	193,000	283,764
PCI Technology Group Co. Ltd. Class A	135,600	85,100
Peijia Medical Ltd. (b) (c)	218,000	108,694
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b) (d)	593,600	—
Pengxin International Mining Co. Ltd. Class A (b)	186,400	159,819
PharmaBlock Sciences Nanjing, Inc. Class A	18,400	99,210
PNC Process Systems Co. Ltd. Class A	34,800	181,485
Poly Property Group Co. Ltd.	1,147,000	229,633
Porton Pharma Solutions Ltd. Class A	22,200	53,113
Precision Tsugami China Corp. Ltd.	82,000	734,566
Primarius Technologies Co. Ltd. Class A	14,043	91,793
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Pulike Biological Engineering, Inc. Class A	40,400	$58,267
Puya Semiconductor Shanghai Co. Ltd. Class A	8,151	920,530
Puyang Huicheng Electronic Material Co. Ltd. Class A	33,100	92,746
Pylon Technologies Co. Ltd. Class A	19,958	156,624
Qian Xun Technology Ltd. (b)	292,000	21,596
Qianjiang Water Resources Development Co. Ltd. Class A	64,000	75,616
Qiming Information Technology Co. Ltd. Class A	24,800	49,542
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	73,500	120,298
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	31,300	87,887
Qingdao Citymedia Co. Ltd. Class A	66,500	45,457
Qingdao East Steel Tower Stock Co. Ltd. Class A	53,600	128,078
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	17,802	27,406
Qingdao Gon Technology Co. Ltd. Class A	24,568	188,422
Qingdao Haier Biomedical Co. Ltd. Class A	24,059	93,642
Qingdao NovelBeam Technology Co. Ltd. Class A	934	13,915
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,510	140,448
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	22,868
Quechen Silicon Chemical Co. Ltd. Class A	59,500	129,203
Queclink Wireless Solutions Co. Ltd. Class A	74,800	158,129
R&G PharmaStudies Co. Ltd. Class A	9,600	70,840
Radiance Holdings Group Co. Ltd. (a) (b)	325,000	44,344
Rainbow Digital Commercial Co. Ltd. Class A	187,400	116,780
Red Star Macalline Group Corp. Ltd. Class A (b)	446,200	134,097
Renhe Pharmacy Co. Ltd. Class A (b)	59,100	44,316
Richinfo Technology Co. Ltd. Class A	35,800	103,212
Rigol Technologies Co. Ltd. Class A	17,214	190,018
Risen Energy Co. Ltd. Class A (b)	76,200	139,760
Riyue Heavy Industry Co. Ltd. Class A	78,200	117,738
Rizhao Port Co. Ltd. Class A	88,900	32,742
Rongan Property Co. Ltd. Class A (b)	176,000	43,041
Security Description	Shares	Value
Ronglian Group Ltd. Class A (b)	101,400	$92,019
Runjian Co. Ltd. Class A	9,100	89,659
Runner Xiamen Corp. Class A	16,300	23,173
Sanbo Hospital Management Group Ltd. Class A	13,130	93,194
Sanhe Tongfei Refrigeration Co. Ltd. Class A	13,600	210,512
Sanjiang Shopping Club Co. Ltd. Class A	50,200	72,993
Sanquan Food Co. Ltd. Class A	88,000	149,476
Sansteel Minguang Co. Ltd. Fujian Class A (b)	326,972	138,727
Sansure Biotech, Inc. Class A	47,468	100,698
Sanwei Holding Group Co. Ltd. Class A (b)	44,700	66,115
Sanxiang Advanced Materials Co. Ltd. Class A	19,100	270,968
SBT Ultrasonic Technology Co. Ltd. Class A	6,434	215,332
Shaanxi Fenghuo Electronics Co. Ltd. Class A (b)	24,400	26,600
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	31,225	315,654
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	50,964	354,225
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	188,000	112,195
Shandong Dawn Polymer Co. Ltd. Class A	22,200	100,142
Shandong Denghai Seeds Co. Ltd. Class A (b)	81,500	94,491
Shandong Dongyue Silicone Material Co. Ltd. Class A	107,700	326,210
Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	90,800	63,271
Shandong Humon Smelting Co. Ltd. Class A	46,000	99,549
Shandong Jinjing Science & Technology Co. Ltd. Class A (b)	127,800	86,041
Shandong Kaisheng New Materials Co. Ltd. Class A	41,900	123,700
Shandong Sanyuan Biotechnology Co. Ltd. Class A	34,400	112,656
Shandong Sunway Chemical Group Co. Ltd. Class A	36,900	31,094
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,710	39,057
Shandong Xinhua Pharmaceutical Co. Ltd. Class H (a) (b)	228,000	161,652
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	80,600	92,260
Shanghai Acrel Co. Ltd. Class A	9,000	32,020
Shanghai Action Education Technology Co. Ltd. Class A	13,000	103,724
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	115,600	191,077
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	34,711	$233,179
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A (b)	2,925	12,669
Shanghai Automobile Air-Conditioner Accessories Co. Ltd. Class A	38,800	64,876
Shanghai Baolong Automotive Corp. Class A	20,700	85,203
Shanghai Baosteel Packaging Co. Ltd. Class A	142,600	82,350
Shanghai Bolex Foods Technology Co. Ltd. Class A	41,000	68,253
Shanghai Bright Power Semiconductor Co. Ltd. Class A	7,725	246,408
Shanghai CDXJ Digital Technology Co. Ltd. Class A (b)	22,300	30,684
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	313,300	210,224
Shanghai Cooltech Power Co. Ltd. Class A	13,300	44,320
Shanghai Daimay Automotive Interior Co. Ltd. Class A	117,808	193,859
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	220,500	139,031
Shanghai Environment Group Co. Ltd. Class A (b)	127,900	124,358
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	43,237	62,359
Shanghai Foreign Service Holding Group Co. Ltd. Class A	222,500	132,097
Shanghai Fortune Techgroup Co. Ltd. Class A	14,200	31,191
Shanghai Fullhan Microelectronics Co. Ltd. Class A	17,400	205,273
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	29,400	66,310
Shanghai Gentech Co. Ltd. Class A	21,742	253,230
Shanghai Geoharbour Construction Group Co. Ltd. Class A	13,100	74,165
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	43,700	238,715
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,758	41,502
Shanghai Haohai Biological Technology Co. Ltd. Class H (a) (c)	33,300	65,054
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	19,040	265,348
Shanghai Industrial Development Co. Ltd. Class A (b)	199,600	109,386
Shanghai Jahwa United Co. Ltd. Class A	30,300	75,080
Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	18,300	25,989
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	82,100	110,305
Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,400	$111,597
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	26,418
Shanghai Liangxin Electrical Co. Ltd. Class A	47,000	75,541
Shanghai Medicilon, Inc. Class A (b)	7,229	85,954
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,342	82,816
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	56,100	132,151
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	100,700	90,494
Shanghai Pudong Construction Co. Ltd. Class A	101,425	72,617
Shanghai QiFan Cable Co. Ltd. Class A	46,200	158,719
Shanghai Runda Medical Technology Co. Ltd. Class A	31,300	41,039
Shanghai Sanyou Medical Co. Ltd. Class A	37,798	66,653
Shanghai Shibei Hi-Tech Co. Ltd. Class A	199,000	116,973
Shanghai SMI Holding Co. Ltd. Class A	233,900	118,880
Shanghai STEP Electric Corp. Class A (b)	80,300	151,775
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	40,300	59,369
Shanghai Vital Microtech Co. Ltd. Class A	34,900	204,937
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	10,730	294,016
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A (b)	109,400	128,772
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B (b)	82,600	54,268
Shanghai Yaoji Technology Co. Ltd. Class A	26,300	70,787
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	83,500	76,267
Shantou Wanshun New Material Group Co. Ltd. Class A	122,400	156,516
Shanxi Hi-speed Group Co. Ltd. Class A	80,600	50,345
Shanying International Holding Co. Ltd. Class A (b)	282,800	57,077
Shengda Resources Co. Ltd. Class A	32,900	111,961
Shenwan Hongyuan HK Ltd. (b)	700,000	81,229
Shenzhen Agricultural Power Group Co. Ltd. Class A	216,000	178,197
Shenzhen Airport Co. Ltd. Class A	105,300	93,541
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shenzhen Ampron Technology Co. Ltd. Class A	2,600	$27,149
Shenzhen Baoming Technology Co. Ltd. Class A (b)	12,300	75,924
Shenzhen Best of Best Holdings Co. Ltd. Class A	25,230	77,125
Shenzhen Bluetrum Technology Co. Ltd. Class A	7,619	176,781
Shenzhen Cereals Holdings Co. Ltd. Class A	90,365	75,482
Shenzhen Changhong Technology Co. Ltd. Class A	32,500	119,457
Shenzhen Clou Electronics Co. Ltd. Class A (b)	151,800	121,878
Shenzhen Coship Electronics Co. Ltd. Class A (b)	31,000	35,485
Shenzhen Desay Battery Technology Co. Class A	15,500	53,364
Shenzhen Dynanonic Co. Ltd. Class A (b)	27,900	273,328
Shenzhen Edadoc Technology Co. Ltd. Class A	19,580	176,445
Shenzhen Farben Information Technology Co. Ltd. Class A	39,100	85,193
Shenzhen Feima International Supply Chain Co. Ltd. Class A (b)	326,500	101,971
Shenzhen Fenda Technology Co. Ltd. Class A (b)	124,000	81,656
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,200	154,854
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	60,900	53,292
Shenzhen Gongjin Electronics Co. Ltd. Class A	75,800	135,230
Shenzhen Guangju Energy Co. Ltd. Class A	24,500	25,157
Shenzhen Hello Tech Energy Co. Ltd. Class A (b)	14,800	104,808
Shenzhen Hemei Group Co. Ltd. Class A (b)	130,800	54,725
Shenzhen Heungkong Holding Co. Ltd. Class A	410,300	169,246
Shenzhen Injoinic Technology Co. Ltd. Class A (b)	29,266	125,376
Shenzhen Investment Ltd. (a) (b)	1,156,000	89,920
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	113,400	127,299
Shenzhen Jinjia Group Co. Ltd. Class A (b)	122,100	70,332
Shenzhen Jove Enterprise Ltd. Class A	3,900	117,494
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	20,900	68,014
Shenzhen Lifotronic Technology Co. Ltd. Class A	38,437	55,436
Security Description	Shares	Value
Shenzhen Lions King Hi-Tech Co. Ltd.	52,300	$219,740
Shenzhen Manst Technology Co. Ltd. Class A (b)	8,200	41,616
Shenzhen Mason Technologies Co. Ltd. Class A (b)	57,100	187,249
Shenzhen Microgate Technology Co. Ltd. Class A	52,400	228,729
Shenzhen Minglida Precision Technology Co. Ltd. Class A (b)	15,300	31,511
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	370,000	75,490
Shenzhen Qingyi Photomask Ltd. Class A	31,468	217,884
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	25,625	193,358
Shenzhen SEG Co. Ltd. Class A	108,200	97,871
Shenzhen SEICHI Technologies Co. Ltd. Class A	4,855	511,391
Shenzhen Sinexcel Electric Co. Ltd. Class A	24,000	172,363
Shenzhen Sunline Tech Co. Ltd. Class A	34,900	45,245
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,900	92,849
Shenzhen Tellus Holding Co. Ltd. Class A (b)	13,100	26,015
Shenzhen Textile Holdings Co. Ltd. Class A	69,235	107,504
Shenzhen Tianyuan Dic Information Technology Co. Ltd. Class A	34,000	44,479
Shenzhen Topraysolar Co. Ltd. Class A	130,900	74,051
Shenzhen Topway Video Communication Co. Ltd. Class A	57,400	45,663
Shenzhen TXD Technology Co. Ltd. Class A	20,400	49,287
Shenzhen United Winners Laser Co. Ltd. Class A	14,521	66,102
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,900	68,588
Shenzhen YHLO Biotech Co. Ltd. Class A	38,595	49,807
Shenzhen Yinghe Technology Co. Ltd. Class A	53,000	164,590
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (b)	73,100	204,934
Shenzhen Zesum Technology Co. Ltd. Class A (b)	5,300	162,654
Shenzhen Zhenye Group Co. Ltd. Class A (b)	118,720	130,823
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	15,800	208,021
Shinva Medical Instrument Co. Ltd. Class A	43,280	75,746
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shiyue Daotian Group Co. Ltd. Class H	271,500	$130,868
Shoucheng Holdings Ltd. (a)	1,748,895	341,213
Shougang Fushan Resources Group Ltd.	2,154,374	593,397
Shuangliang Eco-Energy Systems Co. Ltd. Class A (b)	189,500	139,305
Shui On Land Ltd. (b)	1,384,000	81,183
Shunfa Hengneng Corp. Class A	185,100	81,533
Sichuan Anning Iron & Titanium Co. Ltd. Class A (b)	23,400	88,353
Sichuan Baicha Baidao Industrial Co. Ltd. Class H	92,200	53,142
Sichuan Chengfei Integration Technology Corp. Class A (b)	17,100	61,266
Sichuan Furong Technology Co. Ltd. Class A	29,772	37,193
Sichuan Gold Co. Ltd. Class A	28,300	152,840
Sichuan Haite High-tech Co. Ltd. Class A (b)	32,300	61,669
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	7,200	12,760
Sichuan Lutianhua Co. Ltd. Class A (b)	60,600	28,657
Sichuan Teway Food Group Co. Ltd. Class A	97,200	186,295
Sihuan Pharmaceutical Holdings Group Ltd. (a)	2,905,000	307,464
Sineng Electric Co. Ltd. Class A	36,760	166,741
Sino Biological, Inc. Class A	11,100	105,571
Sino GeoPhysical Co. Ltd. Class A	11,700	47,658
Sinocare, Inc. Class A (b)	39,300	80,765
Sinodata Co. Ltd. Class A (b)	15,000	48,240
Sinofert Holdings Ltd.	1,660,000	270,950
Sinomach Automobile Co. Ltd. Class A	111,400	76,805
Sinopec Kantons Holdings Ltd. (a)	658,000	294,512
Sino-Platinum Metals Co. Ltd. Class A	33,840	143,975
Sinoseal Holding Co. Ltd. Class A	15,000	64,106
Sipai Health Technology Co. Ltd. (b)	267,200	45,657
Sirio Pharma Co. Ltd. Class A	36,584	86,340
Skyworth Digital Co. Ltd. Class A	82,300	160,647
Snowsky Salt Industry Group Co. Ltd. Class A	132,900	88,887
Sohu.com Ltd. ADR (b)	16,336	197,992
Sokan New Materials Group Co. Ltd. Class A	7,539	29,310
Solareast Holdings Co. Ltd. Class A	56,700	60,726
SolaX Power Network Technology Zhejiang Co. Ltd. Class A	3,623	44,071
Southern Publishing & Media Co. Ltd. Class A	42,200	67,515
So-Young International, Inc. ADR (a) (b)	29,782	44,077
SPIC Hydropower Co. Ltd. Class A	52,600	93,298
Security Description	Shares	Value
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A (b)	134,400	$86,920
Star Plus Legend Holdings Ltd. Class H (a) (b)	107,500	57,300
Star Shine Holdings Group Ltd. (b)	512,500	980,292
Streamax Technology Co. Ltd. Class A	18,500	145,618
Sumavision Technologies Co. Ltd. Class A	60,900	37,681
Sumec Corp. Ltd. Class A	102,000	143,654
Sun King Technology Group Ltd.	570,000	210,787
Sunac Services Holdings Ltd. (a) (c)	1,125,000	103,289
Sunflower Pharmaceutical Group Co. Ltd. Class A	29,000	47,892
Sunstone Development Co. Ltd. Class A	49,100	131,141
Suofeiya Home Collection Co. Ltd. Class A	46,400	49,900
Suzhou Anjie Technology Co. Ltd. Class A	53,100	159,973
Suzhou Everbright Photonics Co. Ltd. Class A (b)	7,275	538,016
Suzhou Good-Ark Electronics Co. Ltd. Class A	46,400	102,739
Suzhou Hailu Heavy Industry Co. Ltd. Class A	21,900	31,682
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	13,000	145,647
Suzhou HYC Technology Co. Ltd. Class A (b)	27,503	347,231
Suzhou Jinfu Technology Co. Ltd. Class A (b)	35,100	30,612
Suzhou Nanomicro Technology Co. Ltd. Class A	20,902	135,795
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	154,100	151,875
Suzhou Oriental Semiconductor Co. Ltd. Class A (b)	6,737	104,142
Suzhou Secote Precision Electronic Co. Ltd. Class A	24,882	296,839
Suzhou SLAC Precision Equipment Co. Ltd. Class A (b)	72,400	246,489
Suzhou Sonavox Electronics Co. Ltd. Class A	15,875	48,785
Suzhou Sushi Testing Group Co. Ltd. Class A	46,700	140,210
Suzhou TZTEK Technology Co. Ltd. Class A	16,937	317,631
Suzhou Veichi Electric Co. Ltd. Class A	8,706	67,270
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	290,900	170,563
Suzhou West Deane New Power Electric Co. Ltd. Class A	4,700	23,528
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SVG Optronics Co. Ltd. Class A (b)	11,200	$117,329
SY Holdings Group Ltd. (a)	268,639	261,032
SYoung Group Co. Ltd. Class A (b)	36,800	99,807
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	174,965	157,489
Tansun Technology Co. Ltd. Class A (b)	23,000	53,536
Tanwan, Inc. (a) (b)	110,600	140,894
TDG Holdings Co. Ltd. Class A (b)	75,700	343,929
Telling Telecommunication Holding Co. Ltd. Class A (b)	59,100	67,911
Three Squirrels, Inc. Class A	24,200	56,329
Tiangong International Co. Ltd.	886,000	401,081
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	126,570	99,943
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A (b)	275,500	117,700
Tianli International Holdings Ltd. (a)	712,667	100,874
Tianneng Power International Ltd. (a)	486,000	292,515
Tianyu Digital Technology Group Co. Ltd. Class A (b)	150,900	206,743
Tibet Mineral Development Co. Ltd. Class A (b)	45,500	178,970
Tibet Urban Development & Investment Co. Ltd. Class A	76,800	145,612
Time Publishing & Media Co. Ltd. Class A	60,680	59,446
TKD Science & Technology Co. Ltd. Class A	22,100	195,508
Tofflon Science & Technology Group Co. Ltd. Class A	86,300	140,613
Tong Ren Tang Technologies Co. Ltd. Class H (a)	525,000	214,230
Tongdao Liepin Group	141,800	37,611
Tongqinglou Catering Co. Ltd. Class A	22,800	38,157
Tongyu Communication, Inc. Class A	28,230	147,929
Top Energy Co. Ltd. Class A (b)	178,600	154,183
Topsec Technologies Group, Inc. Class A	56,400	49,687
Toread Holdings Group Co. Ltd. Class A	78,300	260,692
Toyou Feiji Electronics Co. Ltd. Class A (b)	42,200	318,116
TPV Technology Co. Ltd. Class A (b)	245,500	98,735
Transportation Telecommunication & Information Development, Inc. Ltd. Zhejiang Class A (b)	4,300	33,327
Transwarp Technology Shanghai Co. Ltd. Class A (b)	7,143	121,204
Triangle Tyre Co. Ltd. Class A	65,500	122,451
Security Description	Shares	Value
Triumph New Energy Co. Ltd. Class A (b)	38,800	$42,070
Triumph New Energy Co. Ltd. Class H (b)	110,000	34,226
Triumph Science & Technology Co. Ltd. Class A	82,400	395,491
TSP Wind Power Group Co. Ltd. Class A	96,100	121,045
Tuhu Car, Inc. (a) (b) (c)	235,100	380,738
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b) (d)	517,000	—
Tuya, Inc. ADR (a)	154,720	272,307
TYK Medicines, Inc. Class H (a) (b)	141,000	103,025
Unicomp Technology Group Co. Ltd. Class A	9,576	250,883
Union Semiconductor Hefei Co. Ltd. Class A	44,963	262,969
UniTTEC Co. Ltd. Class A (b)	70,800	97,418
UTour Group Co. Ltd. Class A (b)	100,700	71,208
Uxin Ltd. ADR (a) (b)	46,664	72,329
VanJee Technology Co. Ltd. Class A (b)	18,300	61,602
Vats Liquor Chain Store Management JSC Ltd. Class A (b)	37,600	63,091
Vatti Corp. Ltd. Class A	161,042	107,235
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	68,700	173,167
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	251,500	39,447
Visionox Technology, Inc. Class A (b)	93,000	123,306
Viva Biotech Holdings (b) (c)	701,500	101,083
Wangneng Environment Co. Ltd. Class A	25,200	56,243
Wanka Online, Inc. (b) (c)	924,000	103,687
Warom Technology, Inc. Co. Class A (b)	30,900	78,889
Waterdrop, Inc. ADR	68,321	77,203
Wedge Industrial Co. Ltd. Class A	37,700	151,955
Weimob, Inc. (a) (b) (c)	2,230,000	321,332
WellCell Holdings Co. Ltd. (a) (b)	1,139,200	56,655
Wellhope Foods Co. Ltd. Class A (b)	178,400	151,382
Wencan Group Co. Ltd. Class A (b)	12,100	23,868
Wenzhou Yihua Connector Co. Ltd. Class A	10,700	138,684
West China Cement Ltd. (a)	1,322,761	232,772
Western Metal Materials Co. Ltd. Class A	32,900	261,775
Whirlpool China Co. Ltd. Class A	24,400	24,910
Winall Hi-Tech Seed Co. Ltd. Class A	17,860	14,155
Windey Energy Technology Group Co. Ltd. Class A	32,000	57,985
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Winnovation Culturaltainment Development Ltd. Class A (b)	444,100	$228,985
Wonders Information Co. Ltd. Class A (b)	151,300	102,308
Wuhan Fingu Electronic Technology Co. Ltd. Class A (b)	37,300	53,851
Wuhan P&S Information Technology Co. Ltd. Class A (b)	79,700	206,060
Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	20,200	194,947
Wushang Group Co. Ltd. Class A	66,500	65,540
Wutong Holding Group Co. Ltd. Class A (b)	196,800	157,138
Wuxi Autowell Technology Co. Ltd. Class A	13,648	115,389
Wuxi Best Precision Machinery Co. Ltd. Class A	19,300	57,178
Wuxi Boton Technology Co. Ltd. Class A	29,500	124,163
Wuxi Chipown Micro-Electronics Ltd. Class A	15,846	217,007
Wuxi ETEK Microelectronics Co. Ltd. Class A (b)	11,880	105,971
Wuxi Huadong Heavy Machinery Co. Ltd. Class A (b)	37,700	35,878
Wuxi NCE Power Co. Ltd. Class A	28,420	415,079
Wuxi Rural Commercial Bank Co. Ltd. Class A	142,500	106,644
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	7,962	244,197
Wuxi Taiji Industry Ltd. Co. Class A	149,400	642,235
Wuxi Xinje Electric Co. Ltd. Class A	9,500	73,993
X Financial ADR (a)	21,644	104,757
XGimi Tech Co. Ltd. Class A	7,137	67,858
Xiamen Changelight Co. Ltd. Class A	49,000	187,973
Xiamen International Airport Co. Ltd. Class A	32,600	70,118
Xiamen ITG Group Corp. Ltd. Class A	85,800	68,509
Xiamen King Long Motor Group Co. Ltd. Class A	42,200	70,188
Xiamen Kingdomway Group Co. Class A	35,700	69,317
Xi'an Catering Co. Ltd. Class A (b)	102,100	81,824
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (b)	32,800	54,312
Xian International Medical Investment Co. Ltd. Class A (b)	199,500	114,328
Xi'an Manareco New Materials Co. Ltd. Class A	25,795	219,835
Xi'an Novastar Tech Co. Ltd. Class A	4,680	102,715
Xi'an Sinofuse Electric Co. Ltd. Class A	7,696	135,428
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	63,600	141,854
Security Description	Shares	Value
Xiangtan Electrochemical Scientific Co. Ltd. Class A	71,600	$144,086
Xiangyang Changyuandonggu Industry Co. Ltd. Class A	16,200	201,498
Xiangyu Medical Co. Ltd. Class A	10,078	65,712
Xingtong Shipping Co. Ltd. Class A	25,300	46,701
Xinhuanet Co. Ltd. Class A	56,470	141,674
Xinjiang Communications Construction Group Co. Ltd. Class A (b)	35,300	49,091
Xinjiang Lixin Energy Co. Ltd. Class A	100,016	101,961
Xinjiang Xintai Natural Gas Co. Ltd. Class A (b)	18,700	58,982
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	323,000	57,252
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	96,900	100,212
Xinte Energy Co. Ltd. Class H (b)	205,600	102,511
Xinxiang Chemical Fiber Co. Ltd. Class A	157,300	146,918
Xinyi Energy Holdings Ltd. (a)	998,259	113,293
Xinyu Iron & Steel Co. Ltd. Class A	253,100	92,470
Xinzhi Group Co. Ltd. Class A	51,200	130,414
Xizang Zhufeng Resources Co. Ltd. Class A	82,200	184,550
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	62,300	170,251
Xtep International Holdings Ltd. (a)	799,687	383,423
Xunlei Ltd. ADR (a) (b)	21,245	118,866
XXF Group Holdings Ltd. (a) (b)	590,000	45,894
Yangling Metron New Material, Inc. Class A	32,800	121,720
Yango Group Co. Ltd. Class A (b) (d)	292,400	—
Yanlord Land Group Ltd.	279,400	135,007
Yantai Changyu Pioneer Wine Co. Ltd. Class A	50,300	115,450
Yapp Automotive Parts Co. Ltd. Class A	58,600	136,313
Yatsen Holding Ltd. ADR (b)	31,571	100,080
YD Electronic Technology Co. Ltd. Class A	11,500	204,520
Yeahka Ltd. (b)	115,600	71,789
Yechiu Metal Recycling China Ltd. Class A	292,800	122,072
YGSOFT, Inc. Class A	110,491	83,015
Yidu Tech, Inc. (a) (b) (c)	328,000	194,072
Yihai International Holding Ltd.	287,000	465,887
Yinbang Clad Material Co. Ltd. Class A	75,500	129,689
Yizumi Holdings Co. Ltd. Class A	42,580	124,892
Yongjin Technology Group Co. Ltd.	25,300	86,508
Yotrio Group Co. Ltd. Class A	170,180	67,942
Youngy Co. Ltd. Class A	20,100	264,723
YSB, Inc.	285,800	157,076
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yuexiu Transport Infrastructure Ltd.	723,013	$332,831
Yueyang Forest & Paper Co. Ltd. Class A (b)	67,000	30,006
Yuneng Technology Co. Ltd. Class A	17,289	88,584
Yunnan Energy Investment Co. Ltd. Class A	78,600	113,824
Yunnan Nantian Electronics Information Co. Ltd. Class A	39,000	68,313
Yunnan Tourism Co. Ltd. Class A (b)	108,800	68,281
Zengame Technology Holding Ltd.	216,000	59,495
Zhaojin International Gold Co. Ltd. Class A (b)	40,200	69,408
Zhejiang Akcome New Energy Technology Co. Ltd. (b) (d)	405,700	—
Zhejiang Cayi Vacuum Container Co. Ltd. Class A	8,900	40,645
Zhejiang Communications Technology Co. Ltd. Class A	131,500	63,929
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	118,300	68,317
Zhejiang Construction Investment Group Co. Ltd. Class A	61,000	59,580
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	79,800	124,732
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,700	111,901
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	22,156	57,250
Zhejiang HangKe Technology, Inc. Co. Class A	22,099	118,992
Zhejiang Hangmin Co. Ltd. Class A	99,400	88,593
Zhejiang Hengtong Holding Co. Ltd. Class A (b)	251,311	355,049
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	78,000	60,672
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	103,700	154,450
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	49,418	78,699
Zhejiang Huangma Technology Co. Ltd. Class A	92,294	220,538
Zhejiang Huatong Meat Products Co. Ltd. Class A (b)	44,000	47,254
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,980	338,468
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	45,400	98,385
Zhejiang Jingu Co. Ltd. Class A	53,500	70,225
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	65,300	135,641
Zhejiang Lante Optics Co. Ltd. Class A	29,946	430,573
Security Description	Shares	Value
Zhejiang Meida Industrial Co. Ltd. Class A	38,200	$31,121
Zhejiang Orient Gene Biotech Co. Ltd. Class A (b)	21,589	56,803
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	41,300	62,364
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	138,400	90,119
Zhejiang Shibao Co. Ltd. Class A (b)	30,100	63,100
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	111,300	96,740
Zhejiang Taihua New Material Group Co. Ltd. Class A	79,200	90,891
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	138,000	78,270
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	23,200	68,903
Zhejiang Vie Science & Technology Co. Ltd. Class A	57,700	85,003
Zhejiang Wanliyang Co. Ltd. Class A (b)	103,200	91,980
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,800	50,820
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	15,400	37,434
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	28,200	169,167
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	71,000	247,370
Zhende Medical Co. Ltd. Class A	18,200	233,694
Zhengzhou GL Tech Co. Ltd. Class A (b)	5,400	33,953
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	160,800	101,151
Zheshang Development Group Co. Ltd. Class A	62,400	46,331
Zhihu, Inc. ADR (a) (b)	17,262	54,030
Zhiou Home Furnishing Technology Co. Ltd. Class A	34,800	90,845
Zhongfu Straits Pingtan Development Co. Ltd. Class A (b)	48,500	47,800
ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	13,200	36,384
Zhongmin Energy Co. Ltd. Class A	187,700	142,406
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	493,900	—
Zhongtong Bus Holding Co. Ltd. Class A	24,200	33,369
Zhongyuan Environment-Protection Co. Ltd. Class A	120,700	123,936
Zhou Hei Ya International Holdings Co. Ltd. (c)	403,000	61,154
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (b)	54,300	$131,590
Zhuhai Port Co. Ltd. Class A	64,200	44,263
Zhuhai Zhumian Group Co. Ltd. Class A (b)	109,500	72,591
Zhuzhou Smelter Group Co. Ltd. Class A (b)	70,800	337,833
ZJAMP Group Co. Ltd. Class A (b)	29,200	33,984
ZJMI Environmental Energy Co. Ltd. Class A	62,200	101,345
Zotye Automobile Co. Ltd. Class A (b)	486,800	141,278
ZWSOFT Co. Ltd. Guangzhou Class A	17,569	167,589
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (c)	121,500	281,050
		143,211,793
COLOMBIA — 0.1%
Corp. Financiera Colombiana SA (b)	55,138	295,198
Geopark Ltd. (a)	23,536	214,178
Mineros SA	32,811	150,542
		659,918
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	6,970	300,790
Doosan Skoda Power AS (b)	4,601	113,368
Philip Morris CR AS (a)	383	319,379
		733,537
EGYPT — 0.2%
Abou Kir Fertilizers & Chemical Industries	172,605	237,205
Credit Agricole Egypt SAE	254,248	122,291
EFG Holding SAE	783,824	425,454
Fawry for Banking & Payment Technology Services SAE (b)	195,321	73,062
Telecom Egypt Co.	195,827	367,447
Valmore Holding	108,183	62,702
		1,288,161
GREECE — 0.8%
Aegean Airlines SA	34,089	494,969
Aktor SA Holding Co. Technical & Energy Projects (a) (b)	24,874	391,882
Athens Water Supply & Sewage Co. SA	26,640	327,114
Autohellas Tourist & Trading SA	11,825	152,230
Avax SA	28,719	114,592
Ballys Intralot SA (a) (b)	184,151	249,490
Danaos Corp.	5,569	681,479
Ellaktor SA	78,698	125,066
Euroseas Ltd. (a)	1,556	103,272
FF Group (b) (d)	24,815	—
Fourlis Holdings SA	41,038	209,961
Holding Co. ADMIE IPTO SA	66,650	354,334
Intracom Holdings SA	50,447	191,485
Security Description	Shares	Value
Kri-Kri Milk Industry SA	5,745	$199,675
LAMDA Development SA (b)	63,389	483,030
Piraeus Port Authority SA	4,435	230,709
Qualco Group SA (b)	12,844	80,765
Quest Holdings SA	25,577	204,695
Sarantis SA	28,528	482,066
StealthGas, Inc. (b)	25,936	204,894
Tsakos Energy Navigation Ltd.	14,676	519,090
		5,800,798
HONG KONG — 0.4%
Agritrade Resources Ltd. (b) (d)	1,595,000	—
Anxin-China Holdings Ltd. (b) (d)	2,248,000	—
Boshiwa International Holding Ltd. (a) (b) (d)	1,843,000	—
China Animal Healthcare Ltd. (b) (d)	1,059,700	—
China Dili Group (a) (b) (d)	1,900,000	—
China Huiyuan Juice Group Ltd. (b) (d)	1,494,400	—
China Metal Recycling Holdings Ltd. (a) (b) (d)	693,675	—
China Star Entertainment Ltd. (a) (b)	440,000	369,750
China Zhongwang Holdings Ltd. (a) (b) (d)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (b) (d)	9,212,000	—
Chongqing Hongjiu Fruit Co. Ltd. (b) (d)	248,300	—
Comba Telecom Systems Holdings Ltd.	1,102,000	137,714
CTEG (a) (b) (d)	3,217,900	—
Digital China Holdings Ltd. (a)	621,000	145,707
Fenbi Ltd. (a) (b)	592,000	30,574
GR Life Style Co. Ltd. (b)	456,000	123,274
Gushengtang Holdings Ltd. (a)	97,500	320,522
Hong Kong Robotics Group Holding Ltd. (b)	828,000	36,955
Huabao International Holdings Ltd.	493,000	189,227
Lumena Newmat (a) (b) (d)	104,532	—
MH Development NPV (b) (d)	27,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	164,600	—
NH Health (a) (b) (d)	171,500	—
Nissin Foods Co. Ltd. (a)	179,000	150,649
Real Gold Mining Ltd. (a) (b) (d)	251,500	—
SF Real Estate Investment Trust (a)	555,000	174,808
Sinic Holdings Group Co. Ltd. (b) (d)	315,921	—
Skyworth Group Ltd. (b)	447,099	240,595
SSY Group Ltd. (a)	890,000	240,600
Tech-Pro, Inc. (a) (b) (d)	6,035,100	—
Wasion Holdings Ltd.	270,000	683,087
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Xiaocaiyuan International Holding Ltd.	42,400	$37,793
		2,881,255
HUNGARY — 0.0% *
4iG Nyrt (a) (b)	20,848	121,948
ANY Security Printing Co.	6,162	155,973
Opus Global Nyrt	68,133	78,570
		356,491
INDIA — 17.7%
63 Moons Technologies Ltd.	16,662	115,250
Aarti Drugs Ltd.	15,718	62,750
Aarti Industries Ltd.	121,988	590,617
Aarti Pharmalabs Ltd.	31,295	224,830
Aavas Financiers Ltd. (b)	32,236	517,908
Acme Solar Holdings Ltd.	51,088	205,386
Action Construction Equipment Ltd.	31,441	340,123
Acutaas Chemicals Ltd.	30,056	1,119,637
ADF Foods Ltd.	49,069	161,060
Aditya Birla Fashion & Retail Ltd. (b)	92,089	56,484
Aditya Birla Lifestyle Brands Ltd. (b)	205,306	208,692
Aditya Vision Ltd. (c)	33,178	230,682
Advanced Enzyme Technologies Ltd.	42,066	136,652
Advent Hotels International Ltd. (b)	13,227	19,821
Aether Industries Ltd. (b)	15,957	229,109
Afcons Infrastructure Ltd.	46,800	154,379
AGI Greenpac Ltd.	20,316	147,940
Ahluwalia Contracts India Ltd.	21,799	197,083
Ajax Engineering Ltd. (b)	21,047	120,456
Alembic Ltd.	58,869	56,954
Alivus Life Sciences Ltd.	11,775	143,862
Alkyl Amines Chemicals	6,596	119,393
Allied Blenders & Distillers Ltd.	30,597	215,889
Alok Industries Ltd. (b)	1,077,355	144,658
Amara Raja Energy & Mobility Ltd.	70,461	626,721
Amrutanjan Health Care Ltd.	20,321	117,632
Antony Waste Handling Cell Ltd. (b) (c)	12,945	64,069
Anup Engineering Ltd.	7,851	193,358
Anupam Rasayan India Ltd.	17,807	237,856
Apcotex Industries Ltd.	23,544	126,327
Apeejay Surrendra Park Hotels Ltd.	48,469	61,419
Apollo Micro Systems Ltd.	105,091	471,561
Apollo Pipes Ltd.	20,174	104,409
Aptus Value Housing Finance India Ltd.	165,401	487,246
Archean Chemical Industries Ltd.	35,762	197,325
Arman Financial Services Ltd. (b)	4,787	85,667
Artemis Medicare Services Ltd.	31,460	88,057
Arvind Fashions Ltd.	61,933	308,132
Arvind Ltd.	97,929	607,383
Security Description	Shares	Value
Arvind SmartSpaces Ltd.	10,871	$68,981
Ashapura Minechem Ltd.	34,402	240,265
Ashiana Housing Ltd.	39,553	165,447
Ashoka Buildcon Ltd. (b)	98,563	135,945
ASK Automotive Ltd.	20,864	99,020
ASM Technologies Ltd.	1,634	70,049
Astra Microwave Products Ltd.	27,937	519,908
Ather Energy Ltd. (b)	35,509	427,850
AurionPro Solutions Ltd.	21,742	196,889
Avalon Technologies Ltd. (b) (c)	18,838	358,595
Avantel Ltd.	106,061	200,696
Avanti Feeds Ltd.	25,888	255,000
AvenuesAI Ltd. (b)	1,246,011	217,061
Awfis Space Solutions Ltd. (b)	12,536	40,048
AXISCADES Technologies Ltd. (b)	12,145	218,551
Azad Engineering Ltd. (b)	13,766	298,897
Baazar Style Retail Ltd. (b)	19,019	56,097
Bajaj Consumer Care Ltd. (b)	48,051	304,066
Bajaj Electricals Ltd.	22,210	74,965
Bajaj Hindusthan Sugar Ltd. (b)	751,123	140,054
Bajel Projects Ltd. (b)	56,827	115,877
Balaji Amines Ltd.	4,916	105,732
Balmer Lawrie & Co. Ltd.	60,226	116,013
Balmer Lawrie Investments Ltd. Class A	86,227	65,067
Balrampur Chini Mills Ltd.	65,995	386,905
Balu Forge Industries Ltd.	38,447	189,516
Banco Products India Ltd.	35,033	248,095
Bansal Wire Industries Ltd. (b)	20,357	73,195
Bata India Ltd.	35,659	257,652
BEML Ltd.	22,449	417,491
BF Utilities Ltd. (b)	12,176	78,272
Bhagiradha Chemicals & Industries Ltd.	26,285	80,819
Bhansali Engineering Polymers Ltd.	59,568	62,564
Bharat Bijlee Ltd.	5,759	175,516
Bharat Rasayan Ltd.	3,032	43,309
Birla Corp. Ltd.	18,496	191,977
Birlasoft Ltd.	40,012	121,018
BL Kashyap & Sons Ltd. (b)	157,572	90,906
Black Box Ltd.	33,659	336,808
BlackBuck Ltd. (b)	25,295	141,842
BLS International Services Ltd.	66,220	175,311
Blue Dart Express Ltd.	1,396	71,745
Blue Jet Healthcare Ltd.	15,407	85,483
Bombay Burmah Trading Co.	9,714	157,544
Bombay Dyeing & Manufacturing Co. Ltd.	70,890	99,387
Bondada Engineering Ltd.	16,000	52,678
Borosil Ltd. (b)	18,918	46,612
Borosil Renewables Ltd. (b)	36,820	234,261
Bosch Home Comfort India Ltd.	6,314	90,862
Camlin Fine Sciences Ltd. (b)	83,750	118,009
Campus Activewear Ltd.	68,094	169,230
Can Fin Homes Ltd.	60,472	554,483
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Capacit'e Infraprojects Ltd. (b)	26,282	$70,448
Caplin Point Laboratories Ltd.	15,245	422,923
Capri Global Capital Ltd.	208,013	500,284
Carborundum Universal Ltd.	70,947	883,064
Care Ratings Ltd.	16,930	295,179
Cartrade Tech Ltd. (b)	24,328	692,121
Carysil Ltd.	15,803	200,036
CCL Products India Ltd.	41,684	520,154
CE Info Systems Ltd.	10,491	89,744
Ceat Ltd.	13,511	497,085
Ceinsys Tech Ltd.	4,026	38,517
Cello World Ltd.	13,239	51,762
Cemindia Projects Ltd.	51,247	703,099
Centum Electronics Ltd.	2,857	114,209
Century Enka Ltd.	13,031	71,592
Century Plyboards India Ltd.	39,231	310,400
Cera Sanitaryware Ltd.	3,665	249,789
Chemplast Sanmar Ltd. (b)	53,184	111,269
Chennai Petroleum Corp. Ltd.	26,462	323,245
Chennai Super Kings Cricket Ltd. (b) (d)	418,560	—
Choice International Ltd. (b)	40,572	322,832
CIE Automotive India Ltd.	19,526	94,434
City Union Bank Ltd.	275,564	607,262
Clean Science & Technology Ltd.	26,493	212,848
CMS Info Systems Ltd.	83,034	246,140
Concord Biotech Ltd.	32,437	438,690
Confidence Petroleum India Ltd.	110,703	85,537
Cosmo First Ltd.	9,598	79,925
Craftsman Automation Ltd.	7,515	751,034
CSB Bank Ltd. (b)	64,943	233,163
Cupid Ltd. (b)	421,521	845,769
Cyient DLM Ltd. (b)	13,655	66,401
Cyient Ltd.	36,672	337,804
Data Patterns India Ltd.	16,429	781,334
Datamatics Global Services Ltd.	15,050	128,482
DB Corp. Ltd.	39,623	79,846
DCB Bank Ltd.	114,527	224,072
DCW Ltd.	99,887	50,060
Dcx Systems Ltd. (b)	58,080	121,929
Deccan Gold Mines Ltd. (b)	116,822	244,545
Dhanuka Agritech Ltd.	6,093	67,921
Diamond Power Infrastructure Ltd. (b)	46,868	103,650
Digitide Solutions Ltd. (b)	72,520	65,036
Dilip Buildcon Ltd. (c)	39,363	186,505
Dishman Carbogen Amcis Ltd. (b)	40,692	75,388
Dodla Dairy Ltd.	12,758	151,316
Doms Industries Ltd.	8,309	202,733
Dr. Agarwal's Health Care Ltd. (b)	56,575	286,256
Dynamatic Technologies Ltd.	2,073	227,604
Edelweiss Financial Services Ltd.	372,805	475,799
EFCI Ltd. (b)	24,928	49,601
Elecon Engineering Co. Ltd.	59,895	337,760
Electronics Mart India Ltd. (b)	53,134	68,330
Electrosteel Castings Ltd.	209,343	176,217
Security Description	Shares	Value
Elgi Equipments Ltd.	135,973	$859,144
EMS Ltd.	11,449	49,747
eMudhra Ltd.	19,480	91,783
Engineers India Ltd.	135,204	343,671
Entero Healthcare Solutions Ltd. (b)	5,822	73,191
Enviro Infra Engineers Ltd. (b)	28,091	66,394
Epack Durable Ltd. (b)	19,048	46,826
Epigral Ltd.	9,038	103,510
EPL Ltd.	86,144	204,579
Equitas Small Finance Bank Ltd. (b) (c)	254,672	202,885
ESAB India Ltd.	2,905	175,496
Ethos Ltd. (b)	7,505	194,153
Eureka Forbes Ltd. (b)	44,802	217,008
Eveready Industries India Ltd.	26,978	104,738
Exicom Tele-Systems Ltd. (b)	75,683	136,585
FDC Ltd.	33,697	150,884
Fedbank Financial Services Ltd. (b)	45,667	71,743
FIEM Industries Ltd.	9,945	237,576
Fine Organic Industries Ltd.	4,632	259,143
Fineotex Chemical Ltd.	430,218	176,344
Finolex Cables Ltd.	40,605	501,628
Finolex Industries Ltd.	101,634	187,756
Five-Star Business Finance Ltd.	114,847	612,825
G R Infraprojects Ltd.	14,623	141,567
Gabriel India Ltd.	41,797	547,219
Galaxy Surfactants Ltd.	7,008	145,285
Gallantt Ispat Ltd.	36,992	270,448
Ganesh Housing Ltd.	18,099	146,079
Ganesha Ecosphere Ltd.	11,048	105,504
Garware Hi-Tech Films Ltd.	5,332	376,135
Garware Technical Fibres Ltd.	27,008	218,455
Gateway Distriparks Ltd.	178,297	108,965
Genesys International Corp. Ltd. (b)	12,087	40,784
Genus Power Infrastructures Ltd.	77,745	245,903
Geojit Financial Services Ltd.	67,438	55,306
GHCL Ltd.	45,587	210,239
Globus Spirits Ltd.	3,893	37,074
GMM Pfaudler Ltd.	19,750	164,735
GMR Power & Urban Infra Ltd. (b)	218,179	228,346
Go Fashion India Ltd. (b)	24,026	99,915
Godawari Power & Ispat Ltd.	129,934	350,920
Godrej Agrovet Ltd. (c)	33,097	194,578
Gokaldas Exports Ltd. (b)	40,967	377,931
Goodluck India Ltd.	12,373	194,368
Granules India Ltd.	88,972	764,393
Graphite India Ltd.	45,998	298,073
Grauer & Weil India Ltd.	85,188	69,935
Gravita India Ltd. (b)	18,024	310,407
Great Eastern Shipping Co. Ltd.	55,319	866,730
Greaves Cotton Ltd.	85,995	199,846
Greenlam Industries Ltd. (b)	73,200	199,698
Greenpanel Industries Ltd. (b)	49,187	99,253
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Greenply Industries Ltd.	54,379	$170,412
Grindwell Norton Ltd.	30,893	706,932
Gufic Biosciences Ltd.	37,518	161,334
Gujarat Alkalies & Chemicals Ltd.	14,873	96,544
Gujarat Ambuja Exports Ltd.	82,402	143,922
Gujarat Industries Power Co. Ltd.	40,997	69,526
Gujarat Mineral Development Corp. Ltd.	52,069	321,214
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	49,404	283,610
Gujarat Pipavav Port Ltd.	155,462	248,158
Gujarat State Fertilizers & Chemicals Ltd.	151,251	258,597
Gujarat Themis Biosyn Ltd.	18,630	78,233
Gulf Oil Lubricants India Ltd.	7,056	79,144
Gulshan Chemfill Ltd. (b)	16,291	5,392
Happiest Minds Technologies Ltd.	43,729	157,553
Happy Forgings Ltd.	14,025	227,846
Harsha Engineers Ltd. (c)	34,735	154,009
Hathway Cable & Datacom Ltd. (b)	626,969	73,852
HealthCare Global Enterprises Ltd. (b)	27,906	184,873
HEG Ltd.	55,103	300,783
HeidelbergCement India Ltd.	27,153	43,834
Hemisphere Properties India Ltd. (b)	69,384	101,644
Heritage Foods Ltd.	20,832	72,240
Hester Biosciences Ltd.	3,282	75,096
HFCL Ltd.	368,441	828,478
HG Infra Engineering Ltd.	13,128	79,142
Hikal Ltd.	35,044	81,958
Himatsingka Seide Ltd.	53,842	52,233
Hind Rectifiers Ltd.	8,176	100,124
Hinduja Global Solutions Ltd. (b)	5,133	22,385
Hindustan Construction Co. Ltd. (b)	1,285,717	348,395
Hindustan Foods Ltd. (b)	24,614	144,576
Hindustan Oil Exploration Co. Ltd. (b)	73,617	125,110
Hindware Home Innovation Ltd. (b)	41,704	114,628
Hle Glascoat Ltd.	20,676	83,559
Home First Finance Co. India Ltd. (c)	46,706	562,196
Honasa Consumer Ltd. (b)	81,534	394,411
Honda India Power Products Ltd.	2,607	60,067
HPL Electric & Power Ltd.	25,475	97,114
Hubtown Ltd. (b)	20,556	45,089
ICRA Ltd.	2,154	119,284
ideaForge Technology Ltd. (b)	14,079	121,315
IFB Industries Ltd. (b)	6,159	83,785
IFCI Ltd. (b)	146,010	115,502
IIFL Capital Services Ltd.	77,126	275,518
Imagicaaworld Entertainment Ltd. (b)	107,044	55,083
Indegene Ltd. (b)	29,953	166,253
India Cements Ltd. (b)	43,836	174,610
Security Description	Shares	Value
India Glycols Ltd.	20,194	$210,423
India Pesticides Ltd.	55,451	94,935
India Shelter Finance Corp. Ltd.	20,947	170,249
IndiaMart InterMesh Ltd. (c)	12,436	250,457
Indian Energy Exchange Ltd. (c)	254,199	336,027
Indian Metals & Ferro Alloys Ltd.	7,659	102,434
Indo Count Industries Ltd.	59,678	276,297
Indoco Remedies Ltd.	23,953	60,534
Indraprastha Medical Corp. Ltd.	24,053	98,604
Ingersoll Rand India Ltd.	5,653	268,787
Innova Captab Ltd.	10,789	111,522
Inox Green Energy Services Ltd. (b)	99,879	209,552
INOX India Ltd.	9,009	186,388
Intellect Design Arena Ltd.	57,679	437,046
International Gemological Institute Ltd.	50,260	188,570
IOL Chemicals & Pharmaceuticals Ltd.	101,284	155,459
ION Exchange India Ltd.	50,237	216,639
IRCON International Ltd. (c)	107,181	148,409
ISGEC Heavy Engineering Ltd.	22,945	223,987
J Kumar Infraprojects Ltd.	33,447	174,074
Jai Balaji Industries Ltd. (b)	186,624	133,257
Jain Irrigation Systems Ltd. (b)	351,206	131,899
Jaiprakash Power Ventures Ltd. (b)	2,917,039	544,525
Jammu & Kashmir Bank Ltd.	220,459	360,387
Jamna Auto Industries Ltd.	137,637	191,016
Jana Small Finance Bank Ltd. (b)	15,789	78,187
Jash Engineering Ltd.	14,277	76,514
Jayaswal NECO Industries Ltd. (b)	125,697	112,805
JBM Auto Ltd.	12,281	90,526
Jindal Saw Ltd.	46,460	128,343
Jindal Worldwide Ltd. (b)	216,900	68,787
JK Lakshmi Cement Ltd. (b)	40,615	259,951
JK Paper Ltd.	50,057	185,588
JK Tyre & Industries Ltd.	76,933	320,260
JSW Dulux Ltd.	7,074	241,241
JTEKT India Ltd.	64,020	92,136
JTL Industries Ltd.	94,640	79,574
Jubilant Ingrevia Ltd.	48,331	310,536
Jubilant Pharmova Ltd.	42,459	435,495
Juniper Hotels Ltd. (b)	24,272	49,747
Jupiter Life Line Hospitals Ltd.	13,258	199,013
Jupiter Wagons Ltd. (b)	68,721	194,419
Just Dial Ltd. (b)	14,485	80,330
Jyothy Labs Ltd.	24,081	48,760
Jyoti Structures Ltd. (b)	88,255	10,694
Kalyani Steels Ltd.	16,443	152,855
Karnataka Bank Ltd.	102,961	297,379
Kaveri Seed Co. Ltd.	10,495	98,704
KCP Ltd.	69,007	123,560
KDDL Ltd.	5,379	183,091
Kennametal India Ltd.	1,843	59,653
Kernex Microsystems India Ltd. (b)	6,372	145,395
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Keystone Realtors Ltd. (b)	13,624	$60,212
Kingfa Science & Technology India Ltd. (b)	2,595	141,526
Kiri Industries Ltd. (b)	27,564	111,076
Kirloskar Brothers Ltd.	18,422	399,622
Kirloskar Ferrous Industries Ltd.	44,955	219,530
Kirloskar Industries Ltd.	1,578	65,266
Kirloskar Oil Engines Ltd.	51,896	1,296,047
Kirloskar Pneumatic Co. Ltd.	26,362	543,901
Kitex Garments Ltd.	34,993	59,211
KNR Constructions Ltd.	95,869	134,447
Kolte-Patil Developers Ltd. (b)	19,983	76,948
Kovai Medical Center & Hospital Ltd.	1,404	88,971
KP Energy Ltd.	23,556	84,896
KPI Green Energy Ltd. (c)	57,344	241,138
KRBL Ltd.	49,048	194,438
KRN Heat Exchanger & Refrigeration Ltd. (b)	8,650	114,464
Krsnaa Diagnostics Ltd.	8,354	47,992
KSB Ltd.	34,385	348,268
LA Opala RG Ltd.	7,572	14,439
Latent View Analytics Ltd. (b)	34,613	99,021
Laxmi Organic Industries Ltd.	26,855	43,965
Le Travenues Technology Ltd. (b)	81,707	169,743
Lemon Tree Hotels Ltd. (b) (c)	325,138	400,674
LG Balakrishnan & Bros Ltd.	15,269	257,412
Lloyds Engineering Works Ltd.	415,312	379,647
Lloyds Enterprises Ltd.	258,070	201,257
LMW Ltd.	3,809	632,561
LT Foods Ltd.	97,867	379,439
Lumax Auto Technologies Ltd.	19,435	314,873
Lumax Industries Ltd.	1,685	93,961
Magellanic Cloud Ltd.	141,875	45,714
Mahanagar Gas Ltd.	16,604	205,948
Mahanagar Telephone Nigam Ltd. (b)	180,135	56,214
Maharashtra Seamless Ltd.	28,722	181,389
Mahindra Holidays & Resorts India Ltd. (b)	54,460	136,963
Mahindra Lifespace Developers Ltd.	70,850	274,280
Mahindra Logistics Ltd. (c)	22,251	87,891
Maithan Alloys Ltd.	6,256	68,238
Man Industries India Ltd. (b)	28,954	177,914
Man Infraconstruction Ltd.	154,421	169,953
Mangalam Cement Ltd.	9,669	93,285
Manorama Industries Ltd.	10,469	183,072
Marathon Nextgen Realty Ltd.	11,708	49,561
Marksans Pharma Ltd.	147,382	424,760
Marsons Ltd.	37,437	44,849
MAS Financial Services Ltd. (c)	58,669	191,888
Mastek Ltd.	9,650	162,725
Max Estates Ltd. (b)	34,088	154,309
Mayur Uniquoters Ltd.	20,894	190,004
Medi Assist Healthcare Services Ltd. (b) (c)	29,834	115,212
Security Description	Shares	Value
Medplus Health Services Ltd. (b)	30,860	$264,315
Metropolis Healthcare Ltd. (c)	52,369	298,833
Minda Corp. Ltd.	45,585	335,559
Mishra Dhatu Nigam Ltd. (c)	41,981	185,582
MM Forgings Ltd.	14,342	68,885
MMTC Ltd. (b)	101,581	73,026
MOIL Ltd.	54,452	159,976
Mold-Tek Packaging Ltd.	15,182	115,374
Monarch Networth Capital Ltd.	38,277	136,171
Morepen Laboratories Ltd.	214,152	133,751
Moschip Technologies Ltd. (b)	68,433	149,281
MPS Ltd.	4,155	82,895
Mrs Bectors Food Specialities Ltd.	90,725	171,916
MSTC Ltd.	16,451	123,289
MTAR Technologies Ltd. (b)	13,033	1,049,221
Nalwa Sons Investments Ltd. (b)	1,289	74,848
Natco Pharma Ltd.	18,507	182,081
National Fertilizers Ltd.	93,733	73,900
Nava Ltd.	82,186	526,541
Navneet Education Ltd.	57,716	86,350
Nazara Technologies Ltd. (b)	117,148	375,111
NCC Ltd.	217,523	340,582
NELCO Ltd.	7,563	74,289
Neogen Chemicals Ltd.	10,949	234,216
NESCO Ltd.	18,355	209,109
Netweb Technologies India Ltd.	9,835	471,517
Network People Services Technologies Ltd.	3,329	56,924
Network18 Media & Investments Ltd. (b)	332,900	111,097
Neuland Laboratories Ltd.	4,900	961,740
Newgen Software Technologies Ltd.	35,208	175,391
NIIT Learning Systems Ltd.	53,290	132,883
NIIT Ltd.	56,956	60,543
Nitin Spinners Ltd.	16,273	98,334
NMDC Steel Ltd. (b)	863,416	390,850
NOCIL Ltd.	79,169	150,386
Northern Arc Capital Ltd. (b)	28,002	88,184
NRB Bearings Ltd.	50,708	237,848
Nucleus Software Exports Ltd.	6,641	53,018
Nuvoco Vistas Corp. Ltd. (b)	79,474	254,436
Olectra Greentech Ltd.	26,605	421,481
Optiemus Infracom Ltd. (b)	15,614	76,652
Orient Cement Ltd.	70,387	99,470
Orient Electric Ltd.	63,197	117,142
Orient Green Power Co. Ltd. (b)	992,291	109,126
Orissa Minerals Development Co. Ltd. (b)	2,663	112,860
Paisalo Digital Ltd.	255,231	159,353
Paradeep Phosphates Ltd. (c)	234,576	337,099
Parag Milk Foods Ltd. Class F (c)	48,640	120,014
Paras Defence & Space Technologies Ltd.	33,659	458,364
Patel Engineering Ltd. (b)	589,098	217,383
PC Jeweller Ltd. (b)	1,540,306	142,544
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PCBL Chemical Ltd.	101,951	$345,890
PDS Ltd.	35,094	135,469
Pearl Global Industries Ltd.	8,915	189,830
Pennar Industries Ltd. (b)	57,221	101,217
PG Electroplast Ltd.	81,682	460,276
Piccadily Agro Industries Ltd. (b)	14,018	83,782
Pilani Investment & Industries Corp. Ltd. (b)	2,947	135,397
Pitti Engineering Ltd.	15,395	158,164
PNC Infratech Ltd.	80,838	194,941
Pokarna Ltd.	10,775	118,064
Polyplex Corp. Ltd.	11,342	114,021
Pondy Oxides & Chemicals Ltd.	5,844	84,883
Power Mech Projects Ltd.	7,768	226,741
Praj Industries Ltd.	78,735	291,871
Prakash Industries Ltd.	82,214	120,960
Precision Wires India Ltd.	47,528	201,693
Premier Explosives Ltd.	15,333	130,549
Pricol Ltd.	43,865	279,107
Prime Focus Ltd. (b)	32,640	76,208
Prism Johnson Ltd. (b)	88,142	109,457
Privi Speciality Chemicals Ltd.	5,673	220,079
Procter & Gamble Health Ltd.	4,299	287,323
Protean eGov Technologies Ltd.	24,573	153,512
Prudent Corporate Advisory Services Ltd.	7,409	234,358
PSP Projects Ltd. (b)	9,146	96,698
PTC India Financial Services Ltd. (b)	354,072	117,228
PTC India Ltd.	155,228	296,784
Punjab Chemicals & Crop Protection Ltd.	6,317	71,786
Puravankara Ltd. (b)	57,007	129,668
PVR Inox Ltd. (b)	44,086	447,875
Quality Power Electrical Equipments Ltd.	7,184	92,848
Quess Corp. Ltd. (c)	37,893	107,127
R Systems International Ltd.	23,986	59,522
Railtel Corp. of India Ltd.	73,131	237,915
Rain Industries Ltd.	120,634	231,713
Rainbow Children's Medicare Ltd. (b)	29,864	446,168
Rallis India Ltd.	62,405	146,706
Ramco Industries Ltd.	47,912	171,511
Ramkrishna Forgings Ltd.	32,604	194,573
Ramky Infrastructure Ltd. (b)	25,694	108,982
Rane Holdings Ltd.	4,161	73,243
Rashtriya Chemicals & Fertilizers Ltd.	109,138	150,980
Rategain Travel Technologies Ltd. (b)	32,193	305,797
Ratnamani Metals & Tubes Ltd.	8,759	232,256
RattanIndia Enterprises Ltd. (b)	234,445	82,624
RattanIndia Power Ltd. (b)	1,827,694	174,546
Raymond Lifestyle Ltd.	17,760	147,377
Raymond Ltd. (b)	21,432	131,727
Raymond Realty Ltd. (b)	23,580	154,246
Security Description	Shares	Value
RBL Bank Ltd. (c)	269,701	$1,051,494
Redtape Ltd.	105,999	152,483
Refex Industries Ltd.	47,405	178,385
Relaxo Footwears Ltd.	15,234	65,300
Reliance Power Ltd. (b)	1,611,515	422,888
Religare Enterprises Ltd. (b)	74,384	212,374
Repco Home Finance Ltd.	29,615	130,698
Responsive Industries Ltd.	81,063	167,412
Restaurant Brands Asia Ltd. (b)	250,204	209,290
Rhi Magnesita India Ltd.	41,825	162,490
RITES Ltd.	82,975	179,267
Rolex Rings Ltd. (b)	93,458	147,683
Rossari Biotech Ltd. (b)	16,880	93,683
RPG Life Sciences Ltd. (b)	3,713	89,924
RPSG Ventures Ltd. (b)	9,081	81,491
RR Kabel Ltd.	14,240	360,322
Safari Industries India Ltd.	15,797	266,013
Sagar Cements Ltd. (b)	25,054	47,165
Sai Silks Kalamandir Ltd.	44,715	51,712
Saksoft Ltd.	47,738	104,247
Salzer Electronics Ltd.	8,576	57,698
SAMHI Hotels Ltd. (b)	82,526	152,360
Sammaan Capital Ltd. (b)	420,991	772,168
Sandhar Technologies Ltd.	14,074	106,590
Sandur Manganese & Iron Ores Ltd.	116,216	249,046
Sangam India Ltd.	17,360	99,813
Sanghvi Movers Ltd.	30,444	140,998
Sanofi Consumer Healthcare India Ltd.	1,378	66,921
Sanofi India Ltd.	3,521	126,703
Sansera Engineering Ltd. (c)	21,012	709,481
Sapphire Foods India Ltd. (b)	94,651	180,725
Saregama India Ltd.	48,369	251,812
Sasken Technologies Ltd.	7,857	179,420
Satin Creditcare Network Ltd. (b)	56,285	146,214
SBFC Finance Ltd. (b)	305,871	293,305
Senco Gold Ltd.	13,588	47,399
Senores Pharmaceuticals Ltd. (b)	9,557	134,270
SG Mart Ltd. (b)	39,210	244,828
Shaily Engineering Plastics Ltd.	12,214	373,612
Shakti Pumps India Ltd.	33,027	203,604
Shanthi Gears Ltd.	10,755	50,430
Sharda Cropchem Ltd.	15,314	142,278
Sharda Motor Industries Ltd.	7,918	72,690
Share India Securities Ltd.	54,108	76,859
Sheela Foam Ltd. (b)	23,355	184,281
Shilchar Technologies Ltd.	2,277	109,974
Shilpa Medicare Ltd.	66,167	418,285
Shipping Corp. of India Land & Assets Ltd.	119,607	55,496
Shipping Corp. of India Ltd.	99,853	322,053
Shivalik Bimetal Controls Ltd.	20,919	168,055
Shoppers Stop Ltd. (b)	35,877	135,384
Shree Renuka Sugars Ltd. (b)	516,368	120,720
Shriram Properties Ltd. (b)	71,233	66,260
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sigachi Industries Ltd.	156,137	$39,307
SignatureGlobal India Ltd. (b)	7,490	58,482
Sika Interplant Systems Ltd.	6,280	73,933
Sindhu Trade Links Ltd. (b)	276,788	72,575
SIS Ltd.	22,931	100,352
Siyaram Silk Mills Ltd.	10,456	70,490
SJS Enterprises Ltd.	15,967	374,131
Skipper Ltd.	22,792	128,252
SKY Gold & Diamonds Ltd. (b)	25,274	142,191
SML Mahindra Ltd.	3,330	144,164
Sobha Ltd.	26,690	388,682
Solara Active Pharma Sciences Ltd. (b)	19,176	116,625
Som Distilleries & Breweries Ltd. (b)	128,492	92,006
Somany Ceramics Ltd.	13,973	78,804
Sonata Software Ltd.	74,237	209,907
South Indian Bank Ltd.	672,887	324,363
Spandana Sphoorty Financial Ltd. (b)	24,701	70,091
SpiceJet Ltd. (b)	340,560	44,360
Star Cement Ltd.	80,303	176,218
Steel Strips Wheels Ltd.	41,759	101,765
Sterling & Wilson Renewable (b)	73,836	190,638
Sterlite Technologies Ltd. (b)	148,515	962,238
STL Networks Ltd. (b)	95,630	27,378
Stove Kraft Ltd.	7,682	62,935
Strides Pharma Science Ltd.	41,595	480,243
Styrenix Performance Materials Ltd.	6,051	146,885
Subros Ltd.	12,486	111,117
Sudarshan Chemical Industries Ltd.	30,496	284,152
Sula Vineyards Ltd.	33,398	54,074
Sun Pharma Advanced Research Co. Ltd. (b)	51,969	128,881
Sundaram-Clayton Ltd.	7,388	105,943
Sunflag Iron & Steel Co. Ltd.	43,204	155,205
Sunteck Realty Ltd.	38,651	126,885
Suprajit Engineering Ltd.	58,373	284,222
Supreme Petrochem Ltd.	24,216	182,646
Supriya Lifescience Ltd.	22,636	243,449
Surya Roshni Ltd.	74,951	204,863
Suryoday Small Finance Bank Ltd. (b)	54,894	101,839
Suven Life Sciences Ltd. (b)	52,217	154,816
Swan Corp. Ltd.	62,504	206,974
Swaraj Engines Ltd. (b)	4,087	172,601
Symphony Ltd.	6,500	46,773
Syrma SGS Technology Ltd.	47,764	704,561
Talbros Automotive Components Ltd.	25,218	111,239
Tamilnad Mercantile Bank Ltd.	31,207	241,803
Tanfac Industries Ltd.	5,226	136,843
Tanla Platforms Ltd.	39,763	222,677
TARC Ltd. (b)	43,355	57,916
Tasty Bite Eatables Ltd.	586	52,571
Security Description	Shares	Value
Tata Teleservices Maharashtra Ltd. (b)	126,671	$57,288
Tatva Chintan Pharma Chem Pvt Ltd.	7,591	95,775
Tbo Tek Ltd. (b)	13,278	200,547
TCI Express Ltd.	7,802	42,237
TCPL Packaging Ltd.	2,220	69,575
TD Power Systems Ltd.	68,408	894,895
TeamLease Services Ltd. (b)	6,428	98,133
Technocraft Industries India Ltd.	5,408	146,537
Tega Industries Ltd.	12,655	226,846
Tejas Networks Ltd. (b) (c)	39,855	257,886
Texmaco Rail & Engineering Ltd.	141,312	160,721
Thanga Mayil Jewellery Ltd.	7,823	528,774
Thirumalai Chemicals Ltd. (b)	65,325	115,138
Thomas Cook India Ltd.	109,605	125,157
Thyrocare Technologies Ltd. (c)	22,821	132,429
Tilaknagar Industries Ltd.	67,247	323,345
Time Technoplast Ltd.	164,430	312,605
Timex Group India Ltd. (b)	21,052	117,705
Tips Music Ltd.	27,133	179,666
Titagarh Rail System Ltd.	54,224	504,497
Tourism Finance Corp. of India Ltd.	248,042	201,953
Transformers & Rectifiers India Ltd. (b)	70,654	262,250
Transport Corp. of India Ltd.	15,484	151,260
Transrail Lighting Ltd.	8,880	48,031
Trident Ltd.	261,125	72,054
Triveni Engineering & Industries Ltd.	51,015	227,727
Triveni Turbine Ltd.	83,558	608,862
TTK Prestige Ltd.	15,439	100,536
TVS Srichakra Ltd.	2,131	92,470
TVS Supply Chain Solutions Ltd. (b)	116,226	165,096
Uflex Ltd.	15,999	70,971
Ujjivan Small Finance Bank Ltd. (b) (c)	402,662	251,189
Unichem Laboratories Ltd. (b)	28,288	137,975
Universal Cables Ltd.	16,370	216,794
Usha Martin Ltd.	108,343	568,734
UTI Asset Management Co. Ltd.	49,040	484,449
V2 Retail Ltd. (b)	78,840	188,890
VA Tech Wabag Ltd.	26,834	569,543
Vadilal Industries Ltd.	1,756	116,655
Vaibhav Global Ltd.	42,013	101,754
Valor Estate Ltd. (b)	163,317	191,338
Vardhman Textiles Ltd.	62,758	421,762
Varroc Engineering Ltd. (c)	30,558	204,347
Vascon Engineers Ltd. (b)	130,880	47,024
Veedol Corp. Ltd.	5,160	78,677
Venky's India Ltd.	700	10,588
Ventive Hospitality Ltd. (b)	9,463	62,746
Venus Pipes & Tubes Ltd. (c)	9,755	178,336
Vesuvius India Ltd.	61,238	296,264
V-Guard Industries Ltd.	126,273	400,194
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Vijaya Diagnostic Centre Ltd.	28,151	$402,256
Vimta Labs Ltd.	8,665	53,784
Vindhya Telelinks Ltd.	4,752	104,359
VIP Industries Ltd. (b)	51,076	164,923
Vishnu Chemicals Ltd.	14,314	90,912
Viyash Scientific Ltd. (b)	88,695	259,314
V-Mart Retail Ltd. (b)	22,050	181,473
Voltamp Transformers Ltd.	2,614	286,630
VRL Logistics Ltd.	30,638	76,198
VST Tillers Tractors Ltd.	3,302	157,337
Waaree Renewable Technologies Ltd. (b)	17,553	188,819
Walchandnagar Industries Ltd. (b)	40,367	116,122
Websol Energy System Ltd. (b)	170,422	182,361
Welspun Enterprises Ltd.	48,007	305,031
Welspun Living Ltd. (b)	70,192	117,784
West Coast Paper Mills Ltd.	19,491	110,027
Westlife Foodworld Ltd.	38,668	199,715
Wheels India Ltd.	12,606	237,847
Whirlpool of India Ltd.	38,152	327,496
Windsor Machines Ltd. (b)	22,981	73,804
Wonderla Holidays Ltd.	14,658	76,674
WPIL Ltd.	25,387	131,053
XPRO India Ltd.	10,890	160,522
Yatharth Hospital & Trauma Care Services Ltd. Class C (b)	27,034	245,211
Zaggle Prepaid Ocean Services Ltd. (b)	45,267	98,899
Zee Entertainment Enterprises Ltd.	532,835	582,659
Zen Technologies Ltd.	26,360	493,846
Zydus Wellness Ltd.	50,312	305,830
		129,401,541
INDONESIA — 1.4%
AKR Corporindo Tbk. PT	6,894,300	466,561
Astra Agro Lestari Tbk. PT	774,922	257,874
Astra Otoparts Tbk. PT	2,170,200	285,233
Bank BTPN Syariah Tbk. PT	2,670,824	146,387
Bank Danamon Indonesia Tbk. PT	2,084,888	437,267
Bank Jago Tbk. PT (b)	2,670,700	144,140
Bank OCBC Nisp Tbk. PT	5,752,200	378,011
Bank Pan Indonesia Tbk. PT	3,636,500	179,995
Bank Tabungan Negara Persero Tbk. PT (b)	5,086,299	312,915
Blue Bird Tbk. PT	1,362,300	113,144
Bukit Asam Persero Tbk. PT	2,075,900	265,873
Bumi Serpong Damai Tbk. PT (b)	7,523,400	229,321
Bumitama Agri Ltd.	207,700	263,348
Dharma Satya Nusantara Tbk. PT	3,481,400	217,101
Gudang Garam Tbk. PT	293,700	266,925
Harum Energy Tbk. PT (b)	3,739,370	146,396
Indika Energy Tbk. PT	1,428,000	145,356
Indo Tambangraya Megah Tbk. PT	349,300	430,276
Indocement Tunggal Prakarsa Tbk. PT	1,203,100	279,916
Inti Agri Resources Tbk. PT (b) (d)	258,200	—
Security Description	Shares	Value
ITSEC Asia Tbk. PT (b)	2,174,000	$74,169
Japfa Comfeed Indonesia Tbk. PT	4,022,347	437,554
Jasa Marga Persero Tbk. PT	1,095,000	165,965
MDS Retailing Tbk. PT	1,101,000	91,134
Medco Energi Internasional Tbk. PT	5,215,100	298,964
Medikaloka Hermina Tbk. PT	6,377,353	290,690
Mitra Adiperkasa Tbk. PT	6,208,800	529,554
Pabrik Kertas Tjiwi Kimia Tbk. PT (b)	1,149,385	347,130
Pacific Strategic Financial Tbk. PT (b)	6,150,800	209,843
Pam Mineral Tbk. PT	1,156,300	30,524
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,091,823	219,609
PT TIMAH Persero Tbk	2,095,512	383,240
Raharja Energi Cepu PT	607,900	157,075
Rimo International Lestari Tbk. PT (b) (d)	100,200	—
Rukun Raharja Tbk. PT	420,500	84,664
Saratoga Investama Sedaya Tbk. PT	2,018,000	179,453
Sawit Sumbermas Sarana Tbk. PT	2,675,300	108,478
Selamat Sempurna Tbk. PT	2,430,300	218,156
Semen Indonesia Persero Tbk. PT	2,611,600	206,679
Siloam International Hospitals Tbk. PT (b)	725,500	89,673
Solusi Sinergi Digital Tbk. PT (b)	1,271,200	114,109
Sumber Tani Agung Resources Tbk. PT	4,609,800	257,819
Surya Semesta Internusa Tbk. PT	2,306,200	192,828
TBS Energi Utama Tbk. PT	1,081,300	20,562
Trada Alam Minera Tbk. PT (b) (d)	6,757,200	—
Transcoal Pacific Tbk. PT	497,600	196,201
Triputra Agro Persada PT	3,802,500	307,305
Ultrajaya Milk Industry & Trading Co. Tbk. PT	2,173,200	159,830
		10,337,247
IRAQ — 0.0% *
United Energy Group Ltd. (a) (b)	4,262,000	182,066
KUWAIT — 1.3%
A'ayan Leasing & Investment Co. KSCP	210,303	189,395
Agility Public Warehousing Co. KSCC	1,023,316	475,654
Al Mazaya Holding Co. KSCP (b)	455,279	116,245
Al Safat Investment Co.	140,764	81,332
Ali Alghanim Sons Automotive Co. KSCC	96,183	273,833
Alimtiaz Group holding Co. K.S.C.P (b)	448,240	109,239
Arabi Group Holding KSC (b) (d)	287,929	268,365
Arzan Financial Group for Financing & Investment KPSC	379,376	423,706
Boubyan Petrochemicals Co. KSCP (b)	238,158	533,511
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Combined Group Contracting Co. SAK	52,517	$168,332
Commercial Real Estate Co. KSC	1,067,256	668,327
Gulf Cables & Electrical Industries Group Co. KSCP	90,358	532,581
Heavy Engineering & Ship Building Co. KSCP Class B	83,934	189,380
Humansoft Holding Co. KSC	58,830	453,853
IFA Hotels & Resorts-KPSC (b)	39,036	80,012
Integrated Holding Co. KCSC	126,690	175,845
International Financial Advisors KSC (b)	190,861	227,333
Kuwait Business Town Real Estate Co. KSCP	245,339	62,245
Kuwait Cement Co. KSC	130,623	183,412
Kuwait International Bank KSCP	651,573	544,730
Kuwait Investment Co. SAK	113,311	65,836
Kuwait Projects Co. Holding KSCP	502,115	125,123
Kuwait Real Estate Co. KSC (b)	443,535	501,089
Kuwait Telecommunications Co.	186,380	397,065
Marakez Real Estate Development Co. KPSC (b)	21,813	13,026
Mezzan Holding Co. KSCC	82,537	283,471
National Industries Group Holding SAK	1,325,225	1,013,810
National Investments Co. KSCP	405,926	344,605
National Real Estate Co. KPSC (b)	752,512	293,912
Noor Financial Investment Co. KSC	140,398	185,807
Oula Fuel Marketing Co.	87,285	93,540
Rasiyat Holding Co. (b)	92,471	157,004
Salhia Real Estate Co. KSCP	287,012	366,871
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	321,144	148,236
United Real Estate Co. SAKP (b)	116,537	100,061
		9,846,786
MALAYSIA — 3.8%
Aeon Co. M Bhd.	376,000	96,824
AEON Credit Service M Bhd.	108,700	155,152
AFFIN Bank Bhd.	661,044	361,527
Alliance Bank Malaysia Bhd.	761,864	887,518
Allianz Malaysia Bhd.	23,100	119,423
Alpha IVF Group Bhd.	1,423,100	85,508
Ancom Nylex Bhd.	778,955	156,651
Aumas Resources Bhd.	1,425,800	120,638
Aurelius Technologies Bhd.	436,100	70,589
Axis Real Estate Investment Trust	1,128,519	564,605
Bank Islam Malaysia Bhd.	771,018	398,982
Berjaya Corp. Bhd. (b)	2,151,359	134,542
Bumi Armada Bhd.	2,400,500	203,108
Bursa Malaysia Bhd.	455,947	950,472
Cahya Mata Sarawak Bhd.	469,600	123,230
Capital A Bhd. (b)	1,870,600	185,798
Capitaland Malaysia Trust REIT	1,110,484	167,492
Security Description	Shares	Value
Carlsberg Brewery Malaysia Bhd. Class B	104,500	$421,332
Chin Hin Group Bhd. (b)	50,000	25,628
CTOS Digital Bhd.	1,430,900	233,366
D&O Green Technologies Bhd. (b)	682,324	54,385
Dayang Enterprise Holdings Bhd.	510,900	204,235
DRB-Hicom Bhd.	517,100	131,891
Duopharma Biotech Bhd.	285,491	83,319
DXN Holdings Bhd.	583,100	65,782
Eastern & Oriental Bhd.	531,400	91,227
Eco World Development Group Bhd.	779,400	420,522
EG Industries Bhd.	451,000	202,411
Ekovest Bhd. (b)	1,844,700	90,482
Farm Fresh Bhd.	508,700	285,695
Frontken Corp. Bhd.	692,015	841,789
Gas Malaysia Bhd.	289,200	375,907
Genting Plantations Bhd.	304,447	391,992
Greatech Technology Bhd. (b)	556,700	356,343
Hap Seng Plantations Holdings Bhd.	152,200	87,345
Hartalega Holdings Bhd.	1,146,800	278,438
Heineken Malaysia Bhd.	93,300	444,362
Hextar Global Bhd.	1,014,039	192,736
Hibiscus Petroleum Bhd.	553,760	248,530
Inari Amertron Bhd.	1,825,400	1,011,748
ITMAX SYSTEM Bhd.	209,100	250,253
Jaya Tiasa Holdings Bhd.	384,200	98,936
Johor Plantations Group Bhd.	408,200	178,196
Kelington Group Bhd.	390,242	765,650
Kerjaya Prospek Group Bhd.	208,300	124,137
KSL Holdings Bhd.	262,696	190,700
LBS Bina Group Bhd.	651,900	66,349
Leong Hup International Bhd.	1,055,800	196,789
Lotte Chemical Titan Holding Bhd. (b) (c)	651,800	47,956
Mah Sing Group Bhd.	1,154,400	276,037
Malakoff Corp. Bhd.	1,319,300	270,169
Malayan Cement Bhd.	180,200	281,956
Malayan Flour Mills Bhd.	878,519	119,578
Malaysia Smelting Corp. Bhd.	310,000	143,691
Malaysian Pacific Industries Bhd.	52,100	634,528
Malaysian Resources Corp. Bhd.	1,662,200	132,487
Matrix Concepts Holdings Bhd.	923,125	267,146
MBM Resources Bhd.	100,800	118,167
MBSB Bhd.	2,242,507	351,982
Mega First Corp. Bhd.	340,019	240,161
Mi Technovation Bhd.	239,400	282,994
MNRB Holdings Bhd.	170,900	114,841
Nam Cheong Ltd. (b)	189,000	159,272
Nationgate Holdings Bhd.	534,800	116,731
NEXG Bhd.	1,263,700	83,679
Nextgreen Global Bhd. (b)	365,000	69,822
Oriental Holdings Bhd.	51,400	85,215
Oriental Kopi Holdings Bhd.	300,800	68,976
OSK Holdings Bhd.	838,150	400,832
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Padini Holdings Bhd.	321,150	$111,841
Pavilion Real Estate Investment Trust	858,600	360,075
Pekat Group Bhd.	233,400	98,454
Pentamaster Corp. Bhd. (b)	376,959	441,904
PIE Industrial Bhd.	178,279	72,142
Ranhill Utilities Bhd. (b)	268,200	128,920
RCE Capital Bhd.	291,600	75,090
Sam Engineering & Equipment M Bhd.	242,400	303,186
Scientex Bhd.	565,364	517,182
SKP Resources Bhd.	378,415	25,986
Solarvest Holdings Bhd. (b)	308,800	226,441
Southern Cable Group Bhd.	474,900	276,030
Southern Score Builders Bhd.	1,361,000	170,229
SP Setia Bhd. Group	1,849,509	439,981
Sports Toto Bhd.	389,472	123,217
Sunway Construction Group Bhd.	249,300	454,273
Sunway Real Estate Investment Trust	1,619,800	877,930
Supermax Corp. Bhd. (b)	1,505,591	99,696
Syarikat Takaful Malaysia Keluarga Bhd.	351,214	279,076
Ta Ann Holdings Bhd.	239,111	310,214
Tanco Holdings Bhd. (b)	1,579,900	67,807
TMK Chemical Bhd.	393,900	228,950
Top Glove Corp. Bhd.	3,064,600	514,838
TSH Resources Bhd.	556,172	158,224
Uchi Technologies Bhd.	216,600	153,519
UEM Sunrise Bhd.	904,600	130,892
Unisem M Bhd.	231,282	269,427
UWC Bhd. (b)	348,727	567,029
ViTrox Corp. Bhd.	469,600	893,708
VS Industry Bhd.	1,941,926	95,251
VSTECS Bhd.	234,000	102,151
Wasco Bhd.	200,000	34,335
WCE Holdings Bhd. (b)	917,600	151,902
WCT Holdings Bhd. (b)	999,600	100,512
Yinson Holdings Bhd.	1,412,790	658,320
YTL Hospitality REIT	303,500	78,899
Zetrix Ai Bhd.	3,279,045	611,177
		27,667,562
MEXICO — 1.1%
Alpek SAB de CV (b)	812,879	594,991
Betterware de Mexico SAPI de CV (a)	4,161	74,856
Bolsa Mexicana de Valores SAB de CV (a)	310,653	619,573
Controladora Vuela Cia de Aviacion SAB de CV ADR (a) (b)	59,112	553,879
FIBRA Macquarie Mexico REIT (c)	83,528	212,910
Fibra MTY SAPI de CV REIT	2,269,340	1,903,914
Genomma Lab Internacional SAB de CV Class B (a)	365,304	314,215
Grupo Herdez SAB de CV (a)	63,419	207,202
Grupo Nutrisa SAB de CV (a) (b)	69,438	14,902
Security Description	Shares	Value
Grupo Rotoplas SAB de CV (a)	87,977	$67,819
Grupo Televisa SAB (a) (b)	1,321,415	723,711
Grupo Traxion SAB de CV (a) (b) (c)	179,072	110,577
La Comer SAB de CV (a)	294,203	596,698
Megacable Holdings SAB de CV (a)	245,451	881,158
Nemak SAB de CV (a) (b) (c)	1,257,404	236,028
Orbia Advance Corp. SAB de CV (b)	563,834	728,280
		7,840,713
MONACO — 0.1%
Costamare, Inc.	33,038	463,193
Safe Bulkers, Inc. (a)	47,511	299,794
		762,987
PERU — 0.0% *
Auna SA Class A (b)	16,899	86,692
PHILIPPINES — 0.4%
Alliance Global Group, Inc.	2,116,483	275,898
Apex Mining Co., Inc.	1,024,500	201,995
Converge Information & Communications Technology Solutions, Inc.	1,584,100	261,221
D&L Industries, Inc.	1,968,252	111,610
DigiPlus Interactive Corp.	1,034,000	197,129
First Gen Corp.	249,000	64,512
Manila Water Co., Inc.	741,700	423,000
Philcomsat Holdings Corp. (b) (d)	3,611,536	—
Philippine National Bank	69,910	66,071
Robinsons Land Corp.	1,263,872	338,982
Robinsons Retail Holdings, Inc.	227,700	175,125
Synergy Grid & Development Phils, Inc.	837,000	402,338
Wilcon Depot, Inc.	626,600	56,667
		2,574,548
POLAND — 0.7%
11 bit studios SA (b)	2,030	71,828
Auto Partner SA	50,117	334,660
Bioceltix SA (b)	2,627	63,459
Bloober Team SA (b)	9,790	63,160
Celon Pharma SA (b)	11,441	60,023
Comp SA (b)	4,538	112,277
Creotech Instruments SA (b)	911	183,952
Creotech Quantum SA (b)	974	77,218
Cyber Folks SA	1,465	72,103
Datawalk SA (b)	2,602	79,607
Diagnostyka SA	10,494	484,938
Dom Development SA	3,840	244,160
Eurocash SA (b)	81,346	110,478
Grupa Azoty SA (b)	19,125	97,689
Grupa Pracuj SA	4,496	53,227
Jastrzebska Spolka Weglowa SA (b)	28,889	191,679
Lubawa SA (b)	30,754	98,099
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Lubelski Wegiel Bogdanka SA (b)	11,467	$61,929
Mirbud SA	51,100	141,384
Mo-BRUK SA	2,542	247,177
Neuca SA	375	69,336
Niewiadow Polska Grupa Militarna SA (b)	16,359	57,448
PKP Cargo SA (b)	21,582	64,019
PlayWay SA	1,747	114,101
Polimex-Mostostal SA (b)	43,063	88,214
Rainbow Tours SA	7,605	295,795
Ryvu Therapeutics SA (b)	10,061	36,830
Selvita SA (b)	7,492	63,383
Shoper SA	5,019	54,078
Syn2bio SA (b)	3,845	49,509
Synektik SA	3,579	317,067
TEN Square Games SA	3,904	93,735
Text SA	9,282	106,430
Torpol SA	5,421	96,916
Voxel SA	3,800	113,024
Warsaw Stock Exchange	23,257	549,429
		5,018,361
QATAR — 0.4%
Al Khaleej Takaful Group QSC	79,896	65,347
Al Meera Consumer Goods Co. QSC	60,068	221,234
Baladna (b)	636,552	227,802
Gulf International Services QSC	674,556	394,989
Gulf Warehousing Co.	155,209	98,002
Lesha Bank LLC (b)	816,016	665,632
Mannai Corp. QSC	51,615	76,551
Medicare Group	121,892	189,316
Meeza QSTP LLC	120,644	110,969
Qatar National Cement Co. QSC	79,284	60,427
Qatari Investors Group QSC	362,801	138,404
Salam International Investment Ltd. QSC	578,966	126,415
United Development Co. QSC	1,048,335	249,343
		2,624,431
SAUDI ARABIA — 3.4%
Abdullah Saad Mohammed Abo Moati Stationaries Co.	8,173	93,320
Advanced Building Industries Co. (b)	21,233	192,031
AFG International Co. (b)	32,134	118,967
Al Babtain Power & Telecommunication Co.	23,052	396,962
Al Hammadi Holding	38,501	276,881
Al Hassan Ghazi Ibrahim Shaker Co. (b)	19,546	72,364
Al Jouf Agricultural Development Co.	14,611	170,718
Al Jouf Cement Co. (b)	39,325	54,007
Al Khaleej Training & Education Co. (b)	26,205	106,014
Al Maather REIT Fund	48,237	115,547
Al Majed for Oud Co.	6,542	227,748
Security Description	Shares	Value
Al Masane Al Kobra Mining Co.	21,788	$412,889
Al Moammar Information Systems Co.	8,106	502,256
Al Rajhi REIT	166,639	363,242
Al Taiseer Group TALCO Industrial Co.	7,792	68,770
Al Yamamah Steel Industries Co. (b)	23,800	266,049
Alahli REIT Fund 1	63,926	109,402
Alandalus Property Co.	40,166	148,597
Alaseel Co.	104,527	102,101
Al-Dawaa Medical Services Co.	5,133	59,429
Al-Etihad Cooperative Insurance Co. (b)	58,840	106,492
Alinma Retail REIT Fund	52,111	66,852
AlJazira Takaful Ta'awuni Co.	31,667	99,033
Alkhabeer REIT	67,866	103,500
AlKhorayef Water & Power Technologies Co.	11,286	332,224
Almawarid Manpower Co.	7,052	191,447
Almunajem Foods Co.	15,383	253,026
AlSaif Stores For Development & Investment Co.	92,647	168,418
Alujain Corp.	23,891	171,685
AME Co. for Medical Supplies	2,567	49,533
Amlak International Finance Co.	56,382	132,957
Arabian Cement Co.	27,243	167,495
Arabian Contracting Services Co. (b)	4,742	113,842
Arabian Drilling Co. (b)	5,789	139,517
Arabian Shield Cooperative Insurance Co. (b)	35,643	113,839
Armah Sports Co. (b)	3,969	62,326
ARTEX Industrial Investment Co. (b)	26,967	88,282
Ataa Educational Co.	11,248	155,374
Ayyan Investment Co. (b)	23,783	70,643
BAAN Holding Group Co. (b)	276,533	150,882
Basic Chemical Industries Ltd. (b)	22,880	147,613
Batic Investments & Logistic Co. (b)	154,026	92,648
Bawan Co. (b)	24,059	258,059
BinDawood Holding Co.	61,992	80,518
Bonyan REIT	33,544	89,190
City Cement Co.	38,276	114,914
Derayah Financial Co.	54,220	320,656
Derayah REIT	62,838	95,163
East Pipes Integrated Co. for Industry	5,663	331,593
Eastern Province Cement Co.	32,495	234,553
Emaar Economic City (b)	60,068	159,555
Etihad GO Telecom Co.	9,769	232,057
First Milling Co.	5,979	86,728
Fitaihi Holding Group	184,868	121,533
GAS Arabian Services Co. Ltd.	19,328	90,899
Gulf Insurance Group	25,150	218,620
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Gulf Union Cooperative Insurance Co. (b)	27,351	$97,037
Halwani Brothers Co. (b)	12,937	112,732
Herfy Food Services Co. (b)	14,704	58,468
Jahez International Co. (b)	72,424	263,118
Knowledge Economic City Co. (b)	26,009	84,108
Ladun Investment Co. (b)	122,471	92,574
L'Azurde Co. for Jewelry (b)	25,507	75,424
Lumi Rental Co. (b)	16,901	147,094
Maharah Human Resources Co.	221,480	297,688
Malath Cooperative Insurance Co. (b)	38,422	104,819
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	49,773	216,197
Methanol Chemicals Co. (b)	50,843	120,030
Miahona	35,501	142,677
Middle East Healthcare Co.	20,537	174,148
Middle East Paper Co. (b)	33,596	160,236
Middle East Pharmaceutical Co.	7,066	113,780
Middle East Specialized Cables Co.	22,025	178,676
Modern Mills Co.	13,226	101,099
Najran Cement Co. (b)	97,298	150,976
Nama Chemicals Co. (b)	13,309	66,382
Naqi Water Co. (b)	3,832	55,891
Naseej International Trading Co. (b)	3,247	27,551
National Agriculture Development Co. (b)	40,689	171,324
National Co. for Glass Industries	9,077	87,069
National Co. for Learning & Education	9,530	328,472
National Gas & Industrialization Co.	5,596	104,482
National Gypsum (b)	19,402	76,685
National Industrialization Co. Class C (b)	156,836	377,355
Nayifat Finance Co.	45,539	120,356
Nice One Beauty Digital Marketing Co. (b)	29,908	111,761
Northern Region Cement Co.	47,442	84,979
Perfect Presentation For Commercial Services Co. (b)	108,922	191,045
Qassim Cement Co.	31,308	374,143
Rasan Information Technology Co. (b)	24,426	1,005,073
Retal Urban Development Co.	124,015	396,748
Riyad REIT Fund	148,424	199,495
Riyadh Cement Co.	29,799	181,862
Saudi Advanced Industries Co. (b)	22,960	104,497
Saudi Arabia Refineries Co. (b)	6,493	93,666
Saudi Arabian Amiantit Co. (b)	31,208	118,363
Saudi Automotive Services Co. (b)	24,770	291,001
Saudi Azm For Communications & Information Technology Co. (b)	12,348	70,397
Saudi Cable Co. (b)	2,131	95,116
Security Description	Shares	Value
Saudi Cement Co.	31,958	$257,896
Saudi Ceramic Co.	27,568	195,908
Saudi Chemical Co. Holding	106,562	232,002
Saudi Co. For Hardware CJSC	11,268	71,377
Saudi Fisheries Co. (b)	4,557	95,817
Saudi Kayan Petrochemical Co. (b)	508,414	703,650
Saudi Manpower Solutions Co.	58,210	97,605
Saudi Marketing Co. (b)	19,382	67,733
Saudi Paper Manufacturing Co.	12,777	191,458
Saudi Pharmaceutical Industries & Medical Appliances Corp.	25,240	189,844
Saudi Public Transport Co. (b)	60,308	180,256
Saudi Real Estate Co. (b)	27,011	112,294
Saudi Reinsurance Co. (b)	54,839	376,569
Saudi Steel Pipe Co.	17,563	235,828
Savola Group	87,835	668,137
Scientific & Medical Equipment House Co.	11,428	89,363
Sedco Capital REIT Fund	117,461	245,101
Seera Group Holding (b)	72,666	407,310
Shams (b)	38,562	179,611
SHL Finance Co.	41,811	166,478
Sinad Holding Co. (b)	63,804	150,289
Southern Province Cement Co.	31,539	161,674
Sumou Real Estate Co.	14,742	111,040
Sustained Infrastructure Holding Co.	29,783	267,454
Tabuk Cement Co.	32,909	69,020
Takween Advanced Industries Co. (b)	48,408	65,837
Tamkeen Human Resources Co.	5,270	64,325
Tanmiah Food Co. (b)	5,668	85,460
Theeb Rent A Car Co.	25,669	159,184
Umm Al-Qura Cement Co. (b)	27,971	103,332
United Electronics Co.	21,912	421,654
United International Holding Co. (b)	14,970	140,727
United International Transportation Co.	32,858	264,109
United Wire Factories Co.	23,102	104,590
Walaa Cooperative Insurance Co. (b)	63,283	176,179
Wataniya Insurance Co. (b)	22,556	80,386
Yamama Cement Co.	66,348	446,064
Yanbu Cement Co.	53,444	223,181
Zahrat Al Waha For Trading Co. Class C (b)	213,170	153,756
		24,706,052
SINGAPORE — 0.1%
Geo Energy Resources Ltd. (a)	491,100	176,552
Guan Chong Bhd.	711,123	191,842
Riverstone Holdings Ltd. (a)	427,800	282,786
		651,180
SOUTH AFRICA — 3.6%
Advtech Ltd.	354,211	1,027,406
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
AECI Ltd.	55,293	$423,519
Afrimat Ltd.	74,637	120,676
Altron Ltd. Class A	72,470	122,478
Astral Foods Ltd.	19,671	284,443
Attacq Ltd. REIT	337,255	359,272
AVI Ltd.	188,498	1,156,175
Blu Label Unlimited Group Ltd.	119,400	56,968
Boxer Retail Ltd.	94,954	489,311
Burstone Group Ltd. REIT	273,415	159,812
Coronation Fund Managers Ltd.	175,791	434,383
DataTec Ltd.	133,337	750,071
Dis-Chem Pharmacies Ltd. (a) (c)	290,353	583,009
DRDGOLD Ltd.	269,149	578,531
Equites Property Fund Ltd. REIT	432,686	465,157
Fairvest Ltd. Class B, REIT (a)	1,034,869	470,395
Famous Brands Ltd.	47,469	172,701
Fortress Real Estate Investments Ltd. Class B (a)	644,324	957,248
Grindrod Ltd.	382,991	623,908
Hosken Consolidated Investments Ltd. (a)	22,879	234,304
Hudaco Industries Ltd.	7,604	89,541
Hyprop Investments Ltd. REIT	212,875	781,104
JSE Ltd.	51,409	492,918
Life Healthcare Group Holdings Ltd.	831,013	528,826
Motus Holdings Ltd.	100,309	679,335
Nampak Ltd. (b)	4,309	115,941
Netcare Ltd.	670,864	738,401
Ninety One Ltd.	112,838	304,298
Oceana Group Ltd.	45,837	190,284
Omnia Holdings Ltd.	113,018	771,681
Pan African Resources PLC	1,129,246	1,456,514
Pick n Pay Stores Ltd. (a) (b)	276,141	350,947
PPC Ltd.	763,530	367,557
Premier Group Ltd.	9,743	117,065
PSG Financial Services Ltd.	708,732	1,391,519
Raubex Group Ltd.	99,630	312,385
Redefine Properties Ltd. REIT	4,288,438	1,674,558
Resilient REIT Ltd. (a)	157,170	798,796
Reunert Ltd.	88,930	327,668
SA Corporate Real Estate Ltd. REIT	1,494,731	328,312
Sappi Ltd. (a) (b)	306,323	174,187
Southern Sun Ltd.	158,857	95,954
SPAR Group Ltd. (a) (b)	107,751	292,617
Stor-Age Property REIT Ltd.	217,031	227,227
Sun International Ltd.	99,377	327,841
Telkom SA SOC Ltd.	196,653	673,828
Thungela Resources Ltd. (a)	69,802	391,896
Truworths International Ltd.	279,101	963,827
Tsogo Sun Ltd.	191,387	91,081
Vukile Property Fund Ltd. REIT	633,964	963,130
We Buy Cars Holdings Ltd. (a)	174,872	364,361
Wilson Bayly Holmes-Ovcon Ltd.	20,722	220,824
		26,074,190
Security Description	Shares	Value
TAIWAN — 33.7%
104 Corp.	1,000	$6,984
91APP, Inc.	78,000	148,623
Aaeon Technology, Inc.	32,542	160,889
Abico Avy Co. Ltd. (a)	104,040	149,415
Ability Enterprise Co. Ltd. (a)	143,539	337,935
Ability Opto-Electronics Technology Co. Ltd. (a)	57,644	341,993
AblePrint Technology Co. Ltd.	5,483	522,371
AcBel Polytech, Inc. (a)	416,709	761,303
Ace Pillar Co. Ltd.	17,000	45,360
Acepodia, Inc. (b)	214,353	89,492
Acer E-Enabling Service Business, Inc.	15,000	97,939
ACES Electronic Co. Ltd. (a)	74,726	182,731
Acme Electronics Corp. (b)	76,221	119,632
Action Electronics Co. Ltd. (a)	146,000	56,372
Actron Technology Corp.	52,983	306,025
ADATA Technology Co. Ltd. (a)	170,961	2,194,938
Addcn Technology Co. Ltd.	6,549	30,426
Adlink Technology, Inc.	79,000	345,942
Advanced Ceramic X Corp.	21,279	216,754
Advanced Echem Materials Co. Ltd. (a)	45,157	1,240,324
Advanced International Multitech Co. Ltd.	67,805	112,595
Advanced Power Electronics Corp.	44,793	380,346
Advanced Wireless Semiconductor Co. (a)	79,426	372,740
Advancetek Enterprise Co. Ltd.	162,042	136,830
AGV Products Corp.	25,000	7,706
AIC, Inc. (a)	16,682	262,354
Alar Pharmaceuticals, Inc. (b)	25,767	94,231
Alcor Micro Corp. (a) (b)	49,837	186,166
Alexander Marine Co. Ltd. (a)	23,763	113,010
ALI Corp. (b)	81,565	73,227
All Ring Tech Co. Ltd. (a)	45,470	1,424,484
Allied Circuit Co. Ltd. (a) (b)	25,613	301,504
Allied Supreme Corp. (a)	33,000	222,200
Allis Electric Co. Ltd. (a)	142,048	548,456
Alltek Technology Corp.	103,000	191,408
Alltop Technology Co. Ltd. (a)	28,607	279,277
Alpha Networks, Inc. (a)	162,285	173,459
Altek Corp. (a)	174,011	272,571
Amazing Microelectronic Corp.	49,664	154,652
Ambassador Hotel	100,000	140,160
AMPACS Corp.	26,412	25,122
Ampak Technology, Inc. (b)	27,000	59,074
AMPOC Far-East Co. Ltd. (a)	65,184	598,506
AmTRAN Technology Co. Ltd. (a)	253,585	344,678
Andes Technology Corp. (a) (b)	25,089	155,150
Anpec Electronics Corp.	32,582	376,381
AP Memory Technology Corp. (a)	75,324	2,359,749
Apac Opto Electronics, Inc.	37,000	219,516
Apacer Technology, Inc. (a)	59,000	360,225
APAQ Technology Co. Ltd.	25,000	270,745
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Apex Biotechnology Corp.	45,000	$41,389
Apex Dynamics, Inc. (a)	8,000	149,169
Apex International Co. Ltd. (a) (b)	24,678	37,339
ARBOR Technology Corp.	69,000	110,897
Arcadyan Technology Corp.	98,318	592,565
Ardentec Corp.	242,083	1,687,016
Argosy Research, Inc. (a)	37,368	209,969
Arizon RFID Technology Cayman Co. Ltd.	24,000	69,160
Asia Optical Co., Inc. (a)	138,540	619,715
Asia Polymer Corp. (a)	308,020	136,333
ASIX Electronics Corp.	30,703	103,126
ASRock Rack, Inc. (a)	14,223	143,094
ASROCK, Inc. (a) (b)	34,801	255,629
Aten International Co. Ltd.	38,000	83,619
Auden Techno Corp. (a) (b)	26,000	98,755
Aurotek Corp. (a)	37,000	120,211
Avalue Technology, Inc.	26,000	115,895
Avermedia Technologies	66,000	91,262
Axiomtek Co. Ltd.	50,052	225,463
Azurewave Technologies, Inc. (a)	66,000	128,865
Bafang Yunji International Co. Ltd. Class C	29,661	174,578
Bank of Kaohsiung Co. Ltd.	291,333	112,028
Baotek Industrial Materials Ltd. (a)	67,000	201,274
Basso Industry Corp.	47,000	48,982
BenQ Materials Corp.	99,822	95,101
BES Engineering Corp. (a) (b)	931,372	381,536
Billion Electric Co. Ltd. (a) (b)	95,000	60,686
Bin Chuan Enterprise Co. Ltd. (a) (b)	84,000	121,030
Bionet Corp.	31,000	65,880
Biostar Microtech International Corp. (b)	117,251	178,877
Bioteque Corp.	26,729	96,490
Bonny Worldwide Ltd.	14,000	51,858
Brave C&H Supply Co. Ltd.	14,000	57,571
Brighton-Best International Taiwan, Inc. (b)	198,227	216,543
Brillian Network & Automation Integrated System Co. Ltd. (a)	19,813	267,747
Brogent Technologies, Inc. (a)	36,509	112,885
Browave Corp. (a) (b)	43,337	1,077,422
C Sun Manufacturing Ltd.	55,322	1,076,692
Calin Technology Co. Ltd. (b)	57,000	67,098
Capital Securities Corp. (b)	1,262,771	1,516,205
Career Technology MFG. Co. Ltd. (b)	188,196	126,718
Cashbox Partyworld Co. Ltd.	35,025	72,235
Castles Technology Co. Ltd. (a)	59,700	91,546
Caswell, Inc.	45,166	113,565
Cathay Real Estate Development Co. Ltd.	397,332	308,072
CCP Contact Probes Co. Ltd. (a) (b)	67,060	538,897
Cenra, Inc.	29,000	31,816
Center Laboratories, Inc. (a)	387,692	464,284
Security Description	Shares	Value
Central Reinsurance Co. Ltd. (a)	236,178	$268,009
Century Iron & Steel Industrial Co. Ltd. (a)	111,000	409,414
Century Wind Power Co. Ltd.	39,227	188,399
CH Biotech R&D Co. Ltd.	33,000	94,163
Champion Microelectronic Corp.	38,000	80,756
Chang Wah Electromaterials, Inc. (a)	230,190	387,305
Chang Wah Technology Co. Ltd. (a)	248,000	653,154
Channel Well Technology Co. Ltd.	96,937	161,275
Chant Sincere Co. Ltd. (a)	44,000	103,313
Charoen Pokphand Enterprise	106,542	379,593
CHC Healthcare Group	68,000	61,582
Chen Full International Co. Ltd.	32,000	65,695
Cheng Fwa Industrial Co. Ltd.	120,000	117,904
Cheng Loong Corp.	607,128	407,846
Cheng Mei Materials Technology Corp. (a) (b)	316,047	259,433
Cheng Uei Precision Industry Co. Ltd. (a)	203,915	243,240
Chenming Electronic Technology Corp. (a)	76,000	257,655
Chia Chang Co. Ltd.	59,000	69,730
Chia Hsin Cement Corp.	402,424	169,274
Chicony Power Technology Co. Ltd. (a)	96,000	287,188
Chief Telecom, Inc.	19,800	206,350
Chieftek Precision Co. Ltd.	48,267	213,634
China Bills Finance Corp.	326,394	180,838
China Electric Manufacturing Corp.	412,000	173,949
China General Plastics Corp.	111,557	45,874
China Glaze Co. Ltd. (a)	139,000	236,492
China Man-Made Fiber Corp. (b)	1,033,828	436,488
China Metal Products	180,727	128,781
China Motor Corp. (a)	156,000	271,292
China Petrochemical Development Corp. (a) (b)	1,982,225	520,189
China Steel Chemical Corp. (a)	98,000	253,179
China Steel Structure Co. Ltd.	67,808	92,805
China Wire & Cable Co. Ltd.	118,000	117,791
Chinese Maritime Transport Ltd.	43,000	69,515
Ching Feng Home Fashions Co. Ltd.	17,232	10,332
Chin-Poon Industrial Co. Ltd.	179,000	304,547
Chip Hope Co. Ltd. (b)	46,000	70,394
Chipbond Technology Corp. (a)	355,000	2,356,897
ChipMOS Technologies, Inc.	316,875	989,721
CHO Pharma, Inc. (b)	36,921	153,565
Chong Hong Development Co. Ltd. (a)	136,011	334,301
Chun Yuan Steel Industry Co. Ltd. (b)	265,000	197,150
Chung Hung Steel Corp. (a) (b)	573,000	310,274
Chung Hwa Pulp Corp. (a) (b)	203,488	106,035
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Chung Tai Resource Technology Corp.	38,816	$90,410
Chunghwa Precision Test Tech Co. Ltd. (a)	11,000	1,047,981
Cleanaway Co. Ltd. (a)	584,000	511,469
Clevo Co. (a)	277,212	362,434
CMC Magnetics Corp.	585,267	212,196
CoAsia Electronics Corp. (a)	60,000	290,992
Compucase Enterprise	39,000	95,980
Concord International Securities Co. Ltd. (a)	291,694	430,813
Concord Securities Co. Ltd. (a)	475,330	424,502
Continental Holdings Corp. (a)	325,233	221,032
Contrel Technology Co. Ltd. (a)	62,000	284,149
Coremax Corp. (a)	41,627	149,618
Coretronic Corp. (a)	154,652	421,869
Co-Tech Development Corp.	135,079	2,544,140
Crowell Development Corp. (a)	147,600	97,299
CSBC Corp. Taiwan (b)	512,705	310,618
CTCI Corp.	427,481	561,583
CTI Traffic Industries Co. Ltd. (a)	28,800	23,099
Cub Elecparts, Inc.	40,149	127,291
CviLux Corp.	51,000	158,172
Cyberlink Corp.	43,000	90,842
CyberPower Systems, Inc. (a)	49,050	327,960
CyberTAN Technology, Inc. (a) (b)	218,000	171,080
DA CIN Construction Co. Ltd.	121,745	350,065
Dah San Electric Wire & Cable Co. Ltd.	51,450	72,031
Da-Li Development Co. Ltd.	193,622	274,115
Darfon Electronics Corp.	110,000	143,989
Darwin Precisions Corp.	291,318	135,342
Daxin Materials Corp. (a)	30,000	367,743
Delpha Construction Co. Ltd. (a)	292,000	176,906
Depo Auto Parts Ind Co. Ltd. (a)	70,000	298,840
Desiccant Technology Corp.	14,000	96,464
Dimerco Data System Corp. (a)	17,000	49,362
Dimerco Express Corp.	33,568	81,031
D-Link Corp. (b)	376,390	216,218
D-Link India Ltd.	8,207	44,621
Dong Fang Offshore Co. Ltd.	39,934	154,188
Draytek Corp.	9,000	6,413
Drewloong Precision, Inc.	11,448	52,107
Dyaco International, Inc.	82,846	49,281
Dynamic Holding Co. Ltd. (a) (b)	148,928	822,794
Dynapack International Technology Corp. (a) (b)	81,000	1,050,115
E&R Engineering Corp. (b)	56,393	383,253
Eastech Holding Ltd. (a)	33,000	74,481
Eastern Media International Corp.	149,000	86,529
eCloudvalley Digital Technology Co. Ltd. (a)	36,000	71,759
ECOVE Environment Corp.	21,000	190,511
Edimax Technology Co. Ltd.	63,000	30,950
Edom Technology Co. Ltd. (b)	122,000	240,886
Egis Technology, Inc. (a) (b)	46,000	169,667
EirGenix, Inc. (a) (b)	144,977	227,092
Security Description	Shares	Value
Elan Microelectronics Corp. (a)	145,029	$860,436
E-Lead Electronic Co. Ltd.	79,295	142,876
Elite Advanced Laser Corp. (a)	74,600	1,245,812
Elite Semiconductor Microelectronics Technology, Inc.	151,674	1,076,023
Elitegroup Computer Systems Co. Ltd. (a)	236,147	159,005
Ennoconn Corp. (a)	58,311	676,343
Ennostar, Inc. (a)	371,000	754,659
Episil Technologies, Inc. (a) (b)	156,501	426,912
Episil-Precision, Inc.	82,347	345,089
Eris Technology Corp.	18,165	215,541
Eson Precision Ind Co. Ltd.	67,000	214,525
Eternal Materials Co. Ltd. (a)	530,764	1,232,921
Etron Technology, Inc. (a) (b)	180,356	491,419
Eurocharm Holdings Co. Ltd.	24,000	134,855
Ever Fortune AI Co. Ltd.	46,878	89,617
Ever Supreme Bio Technology Co. Ltd. (a)	55,529	276,281
Evergreen International Storage & Transport Corp.	165,607	252,649
EVERGREEN Steel Corp. (a)	136,445	402,184
Everlight Chemical Industrial Corp. (a) (b)	258,385	364,180
Everlight Electronics Co. Ltd.	221,000	471,740
Excelsior Medical Co. Ltd.	74,079	159,755
Far Eastern Department Stores Ltd. (b)	478,490	345,464
Faraday Technology Corp. (a)	125,000	827,932
Farglory F T Z Investment Holding Co. Ltd.	102,358	163,868
Farglory Land Development Co. Ltd. (a)	157,000	318,371
Favite, Inc. (a)	20,000	72,827
Federal Corp. (b)	156,806	89,093
Feedback Technology Corp.	27,442	233,877
Feng Hsin Steel Co. Ltd.	294,270	560,708
FIC Global, Inc. (a)	62,000	87,094
Firich Enterprises Co. Ltd. (a)	127,516	98,269
First Copper Technology Co. Ltd.	78,756	94,562
First Hi-Tec Enterprise Co. Ltd. (a)	48,000	467,848
First Steamship Co. Ltd. (b)	178,000	30,452
FIT Holding Co. Ltd. (a)	112,533	64,998
Fitipower Integrated Technology, Inc. (a)	50,948	263,884
Fittech Co. Ltd. (b)	25,000	117,323
FLEXium Interconnect, Inc. (b)	182,011	405,656
Flytech Technology Co. Ltd. (a)	60,000	242,965
FocalTech Systems Co. Ltd. (a)	134,405	234,581
FOCI Fiber Optic Communications, Inc. (b)	59,983	1,088,323
Forcecon Tech Co. Ltd.	58,192	164,768
Foresee Pharmaceuticals Co. Ltd. (b)	72,339	183,479
Formosa Advanced Technologies Co. Ltd. (a)	57,000	128,828
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Formosa International Hotels Corp. (a)	23,562	$132,024
Formosa Laboratories, Inc. (a)	69,724	117,970
Formosa Oilseed Processing Co. Ltd.	29,909	27,368
Formosa Pharmaceuticals, Inc. (b)	69,666	53,250
Formosa Sumco Technology Corp. (a)	31,000	354,213
Formosa Taffeta Co. Ltd.	628,000	334,142
Formosan Rubber Group, Inc.	60,449	48,482
Formosan Union Chemical Corp.	324,409	223,527
Foxsemicon Integrated Technology, Inc. (a)	52,050	540,000
Franbo Lines Corp. (a)	117,000	65,925
FSP Technology, Inc. (a)	133,000	262,606
Fu Hua Innovation Co. Ltd. (a)	201,725	91,502
Fukuta Electric & Machinery Co. Ltd.	26,681	66,165
Fulgent Sun International Holding Co. Ltd. (a)	87,671	200,075
Fulltech Fiber Glass Corp. (a) (b)	291,545	1,015,852
Fusheng Precision Co. Ltd. (a)	61,364	492,160
Fwusow Industry Co. Ltd.	8,082	3,171
G Shank Enterprise Co. Ltd. (a)	96,590	394,164
G Tech Optoelectronics Corp. (a) (b)	98,951	315,274
Galaxy Software Services Corp.	17,000	52,831
Gallant Micro Machining Co. Ltd. (a)	4,000	128,702
Gallant Precision Machining Co. Ltd. (a)	68,375	247,903
Gamania Digital Entertainment Co. Ltd. (a)	84,000	130,787
GEM Services, Inc.	29,000	137,460
Gemtek Technology Corp. (a)	225,234	301,900
General Interface Solution GIS Holding Ltd. (a) (b)	129,416	282,341
Genesys Logic, Inc. (a)	47,553	153,004
Genius Electronic Optical Co. Ltd. (a)	55,972	1,157,866
GeoVision, Inc. (a)	47,190	92,879
GFC Ltd. (a)	54,000	204,260
Giant Manufacturing Co. Ltd. (a)	184,000	454,563
Giantplus Technology Co. Ltd. (b)	183,000	131,262
Gigasolar Materials Corp. (b)	35,000	166,999
Gigastorage Corp. (a) (b)	193,446	253,827
Global Brands Manufacture Ltd. (a)	168,207	562,336
Global Lighting Technologies, Inc.	2,000	2,298
Global Mixed Mode Technology, Inc.	33,860	332,685
Global PMX Co. Ltd.	40,412	285,427
Globaltek Fabrication Co. Ltd. (a)	40,000	79,607
Globe Union Industrial Corp.	195,124	61,863
Gloria Material Technology Corp. (a)	322,909	320,309
GMI Technology, Inc.	57,115	106,856
Security Description	Shares	Value
Golden Long Teng Development Co. Ltd.	50,000	$37,590
Goldsun Building Materials Co. Ltd. Class C (a)	498,044	519,830
Gongwin Biopharm Holdings Co. Ltd. (b)	44,875	98,184
Good Will Instrument Co. Ltd.	51,000	114,787
Gordon Auto Body Parts (a)	64,000	58,161
Gorilla Technology Group, Inc. (a) (b)	14,225	282,793
Gourmet Master Co. Ltd. (b)	66,000	138,396
Grade Upon Technology Corp.	6,000	195,878
Grand Fortune Securities Co. Ltd. (a)	332,000	162,579
Grand Pacific Petrochemical (a) (b)	724,280	320,573
Grand Process Technology Corp. (a)	13,181	1,501,955
GrandTech CG Systems, Inc.	1,000	1,311
Grape King Bio Ltd. (a)	64,000	185,030
Great Giant Fibre Garment Co. Ltd.	21,179	124,987
Great Tree Pharmacy Co. Ltd.	50,198	118,024
Great Wall Enterprise Co. Ltd. (a)	377,604	657,857
Greatek Electronics, Inc.	183,474	786,157
Green World FinTech Service Co. Ltd.	84,000	125,117
Group Up Industrial Co. Ltd.	29,000	355,940
GTM Holdings Corp.	65,000	61,620
Gudeng Precision Industrial Co. Ltd. (a)	44,739	713,431
GUS Technology Co. Ltd. (b)	133,930	110,570
Handa Pharmaceuticals, Inc.	53,491	159,685
Hannstar Board Corp. (a)	157,540	441,615
HannStar Display Corp. (a) (b)	1,239,225	762,444
Harvatek Corp. (b)	95,969	93,539
HD Renewable Energy Co. Ltd. (a)	52,540	135,735
Her Chee Industrial Co. Ltd.	178,000	160,642
Heran Co. Ltd.	15,400	25,524
Himax Technologies, Inc. ADR (a)	65,833	1,009,878
Hitron Technology, Inc. (b)	53,000	47,000
Hiwin Mikrosystem Corp. (a)	44,000	291,432
Hiyes International Co. Ltd. (a)	35,370	79,941
Ho Tung Chemical Corp. (a)	650,351	401,155
Hocheng Corp.	181,000	121,305
Holdings-Key Electric Wire & Cable Co. Ltd. (a)	95,000	122,714
Holiday Entertainment Co. Ltd.	49,000	87,828
Holtek Semiconductor, Inc. (a) (b)	105,648	215,896
Holy Stone Enterprise Co. Ltd. (a)	90,150	2,382,757
Hong Pu Real Estate Development Co. Ltd.	181,000	119,600
Hong TAI Electric Industrial	129,559	150,884
Horizon Fixture Group Co. Ltd.	18,000	107,356
Horng Terng Automation Co. Ltd.	6,000	258,032
Hota Industrial Manufacturing Co. Ltd. (a) (b)	136,106	203,797
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hotai Finance Co. Ltd. (a)	117,420	$216,363
Hsin Kuang Steel Co. Ltd. (a)	181,000	215,053
Hsin-Li Chemical Industrial Corp. (a)	53,000	77,113
HTC Corp. (a)	419,515	597,210
Hu Lane Associate, Inc. (a)	52,227	192,635
HUA ENG Wire & Cable Co. Ltd. (a)	223,429	236,008
Hua Yu Lien Development Co. Ltd.	33,837	47,638
Huaku Development Co. Ltd.	148,820	476,501
Huang Hsiang Construction Corp. (b)	63,042	76,090
Hung Ching Development & Construction Co. Ltd.	100,000	127,760
Hung Sheng Construction Ltd.	171,000	88,301
Hwang Chang General Contractor Co. Ltd. (a)	151,811	183,709
Ibase Technology, Inc.	96,817	158,948
IBF Financial Holdings Co. Ltd. (a)	1,775,589	827,696
IC Plus Corp. (b)	38,000	133,599
ICARES Medicus, Inc.	25,300	57,499
ICatch Technology, Inc. (b)	53,000	99,157
Ichia Technologies, Inc. (a)	151,709	308,595
I-Chiun Precision Industry Co. Ltd. (a)	113,717	851,365
IEI Integration Corp.	54,000	142,049
In Win Development, Inc. (a)	33,000	76,138
Infortrend Technology, Inc. (a)	111,000	175,264
Ingentec Corp.	25,780	304,684
Innodisk Corp. (a)	44,442	2,253,036
Inpaq Technology Co. Ltd.	58,652	185,034
Insyde Software Corp. (a)	22,400	197,938
Integrated Service Technology, Inc. (a)	49,283	269,957
International CSRC Investment Holdings Co. (a) (b)	578,767	186,221
Iron Force Industrial Co. Ltd. (a)	57,226	154,847
I-Sheng Electric Wire & Cable Co. Ltd.	38,000	57,555
ITE Technology, Inc.	61,992	309,410
ITEQ Corp. (a)	143,640	1,670,573
ITH Corp. (a)	190,000	230,518
J&V Energy Technology Co. Ltd.	45,000	102,412
Jarllytec Co. Ltd.	30,750	82,048
Jean Co. Ltd. (a)	143,411	87,109
Jetwell Computer Co. Ltd.	10,000	79,105
Jiin Yeeh Ding Enterprise Co. Ltd.	54,848	185,085
Jiu Han System Technology Co. Ltd.	22,000	267,952
Johnson Health Tech Co. Ltd. (a)	59,121	232,910
JPC connectivity, Inc. (a)	53,000	582,299
JPP Holding Co. Ltd. (a)	22,452	272,400
JSL Construction & Development Co. Ltd. (a)	180,000	305,683
K Laser Technology, Inc.	126,885	68,707
Kaimei Electronic Corp.	46,000	305,401
Kaori Heat Treatment Co. Ltd. (a)	49,000	2,384,129
Security Description	Shares	Value
Kedge Construction Co. Ltd.	36,055	$106,389
KEE TAI Properties Co. Ltd.	394,792	122,193
Kenda Rubber Industrial Co. Ltd.	464,180	245,521
Kenmec Mechanical Engineering Co. Ltd. (a) (b)	123,498	230,663
Kerry TJ Logistics Co. Ltd.	47,000	42,564
Keystone Microtech Corp. (a)	12,586	681,520
Kindom Development Co. Ltd.	197,059	210,009
King Polytechnic Engineering Co. Ltd.	68,000	101,819
Kinik Co. (a)	69,869	1,671,250
Kinko Optical Co. Ltd. (a) (b)	100,338	254,180
Kinpo Electronics (a)	705,371	778,296
Kinsus Interconnect Technology Corp. (a)	183,222	5,124,568
KMC Kuei Meng International, Inc.	16,000	42,943
KS Terminals, Inc. (b)	79,712	166,147
Kung Long Batteries Industrial Co. Ltd.	36,000	141,823
Kung Sing Engineering Corp. (a)	291,724	94,322
Kuo Toong International Co. Ltd. (a)	151,917	309,971
Kuo Yang Construction Co. Ltd. (b)	176,662	99,543
Kwong Lung Enterprise Co. Ltd.	73,000	100,025
KYE Systems Corp.	89,000	94,150
LandMark Optoelectronics Corp. (a)	47,514	3,012,832
Lanner Electronics, Inc.	60,360	155,748
Laser Tek Taiwan Co. Ltd. (a)	54,000	248,332
Laster Tech Co. Ltd.	56,250	47,940
Leadtek Research, Inc. (b)	43,573	97,387
Leadtrend Technology Corp.	27,883	59,081
Lealea Enterprise Co. Ltd. (b)	709,600	199,583
Lelon Electronics Corp. (a)	68,818	979,673
Li Peng Enterprise Co. Ltd. (b)	659,985	155,795
Lian HWA Food Corp. (a)	82,022	224,259
Ligitek Electronics Co. Ltd. (a)	31,000	50,797
Lin BioScience, Inc. (b)	46,686	622,109
LINE Pay Taiwan Ltd.	10,000	101,549
Lingsen Precision Industries Ltd. (a)	204,694	251,880
Lintes Technology Co. Ltd. (a)	19,646	268,574
Lion Travel Service Co. Ltd. (a)	41,859	196,441
Liton Technology Corp.	52,551	185,582
Long Da Construction & Development Corp. (b)	121,846	131,957
Longchen Paper & Packaging Co. Ltd. (b)	423,972	127,099
Longwell Co. (a)	90,000	871,565
Lotus Pharmaceutical Co. Ltd. (a)	81,000	486,918
Lumax International Corp. Ltd.	55,689	215,019
Lumosa Therapeutics Co. Ltd. (b)	65,397	206,313
Lung Yen Life Service Corp. (a) (b)	98,000	148,585
LuxNet Corp. (a)	66,109	983,651
M3 Technology, Inc.	12,000	37,217
M31 Technology Corp. (a)	17,553	262,277
Macauto Industrial Co. Ltd.	43,114	72,406
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Machvision, Inc. (a)	25,606	$569,085
Macronix International Co. Ltd. (b)	1,069,000	5,218,072
Marketech International Corp.	50,750	882,567
Materials Analysis Technology, Inc.	32,741	300,107
Mayer Steel Pipe Corp.	95,955	64,760
Mechema Chemicals International Corp. (a)	31,000	89,721
Medeon Biodesign, Inc. (a) (b)	26,993	59,737
Medigen Biotechnology Corp. (b)	80,000	84,378
Medigen Vaccine Biologics Corp. (b)	114,000	162,645
Mega Union Technology, Inc. (a)	37,535	1,151,153
Mercuries & Associates Holding Ltd.	427,693	198,699
Mercuries Life Insurance Co. Ltd. (b)	2,464,323	645,157
Merida Industry Co. Ltd.	86,000	211,379
Merry Electronics Co. Ltd. (a)	128,385	363,515
METAAGE Corp.	63,000	88,993
Microbio Co. Ltd. (a) (b)	321,961	162,211
Mildef Crete, Inc.	33,000	124,825
MIN AIK Technology Co. Ltd.	85,736	98,906
Mirle Automation Corp. (a)	108,718	590,404
MOSA Industrial Corp. (a) (b)	122,214	61,574
Mosel Vitelic, Inc. (a)	61,289	108,893
Motech Industries, Inc. (a)	206,400	179,470
MSSCORPS Co. Ltd. (a)	24,000	374,052
Mycenax Biotech, Inc. (b)	158,106	127,055
Myson Century, Inc. (a)	86,000	180,334
Nak Sealing Technologies Corp. (a)	43,102	158,978
Namchow Holdings Co. Ltd.	42,215	41,743
Nan Juen International Co. Ltd.	22,000	506,898
Nan Kang Rubber Tire Co. Ltd. (a)	281,888	277,849
Nan Pao Resins Chemical Co. Ltd. (a)	38,000	409,744
Nantex Industry Co. Ltd.	207,504	178,801
Netronix, Inc. (a)	37,228	109,850
New Era Electronics Co. Ltd. (a)	37,000	52,091
Newmax Technology Co. Ltd. (b)	59,000	55,747
Nexcom International Co. Ltd. (a)	69,000	154,650
Nichidenbo Corp. (a)	107,000	1,083,217
North-Star International Co. Ltd. (a)	144,864	96,632
Nova Technology Corp.	21,000	240,281
Nuvoton Technology Corp. (a)	91,810	500,025
O-Bank Co. Ltd.	869,970	285,379
Ocean Plastics Co. Ltd.	108,000	104,927
Oneness Biotech Co. Ltd. (a) (b)	208,000	340,828
Optimax Technology Corp. (a)	91,656	78,115
Orient Semiconductor Electronics Ltd. (a)	255,704	431,036
Oriental Union Chemical Corp. (a) (b)	379,500	199,539
Pacific Construction Co. (b)	130,000	35,625
Pacific Hospital Supply Co. Ltd.	2,000	5,041
Paiho Shih Holdings Corp.	98,000	51,220
Security Description	Shares	Value
Pan German Universal Motors Ltd. (a)	13,000	$95,083
Pan Jit International, Inc. (a)	166,000	950,983
Pan-International Industrial Corp. (a)	251,539	390,457
Panion & BF Biotech, Inc.	53,785	102,821
PCL Technologies, Inc. (a)	45,795	243,663
P-Duke Technology Co. Ltd.	42,000	162,824
Pegavision Corp. (b)	24,271	262,850
Pell Bio-Med Technology Co. Ltd. (b)	22,607	618,106
PharmaEngine, Inc.	54,000	103,401
Pharmally International Holding Co. Ltd. (b) (d)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	58,523
Phihong Technology Co. Ltd. (a) (b)	228,847	210,482
Phoenix Silicon International Corp.	88,082	876,493
Phoenix Tours International, Inc.	35,805	52,825
Pixart Imaging, Inc. (a)	75,060	560,773
Planet Technology Corp.	15,000	76,750
PlayNitride, Inc. (b)	38,645	150,424
Polaris Group (b)	186,487	79,321
Polytronics Technology Corp.	39,000	94,511
Posiflex Technology, Inc. (a)	38,000	218,888
Power Wind Health Industry, Inc.	47,000	210,977
Poya International Co. Ltd. (a)	44,523	932,207
President Securities Corp.	633,764	994,717
Primax Electronics Ltd.	263,000	544,881
Prince Housing & Development Corp.	651,996	166,394
Pro Hawk Corp.	11,000	59,046
Progate Group Corp. (a)	24,016	161,707
Promate Electronic Co. Ltd. (a)	129,798	204,538
Prosperity Dielectrics Co. Ltd.	63,000	614,051
PSS Co. Ltd.	10,000	44,889
Qisda Corp.	732,100	783,658
QNAP Systems, Inc.	6,006	124,620
Qualipoly Chemical Corp. (a)	46,000	415,143
Quang Viet Enterprise Co. Ltd.	25,753	48,019
Quanta Storage, Inc. (a)	125,000	304,098
Radium Life Tech Co. Ltd.	351,722	121,449
Raydium Semiconductor Corp. (a)	34,349	300,290
RDC Semiconductor Co. Ltd. (b)	37,199	209,603
Rechi Precision Co. Ltd.	154,000	136,082
Rexon Industrial Corp. Ltd.	107,000	108,322
Rich Development Co. Ltd.	511,710	130,753
RichWave Technology Corp. (a)	51,857	188,014
Ritek Corp. (b)	456,693	188,518
Ruentex Engineering & Construction Co. (a)	72,403	371,600
Ruentex Industries Ltd. (a)	336,000	544,241
Run Long Construction Co. Ltd.	336,987	317,348
Sampo Corp.	75,221	55,253
San Fang Chemical Industry Co. Ltd. (a)	148,000	159,352
San Fu Chemical Co. Ltd. (b)	44,000	192,677
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sanyang Motor Co. Ltd. (a)	342,945	$657,760
Savior Lifetec Corp.	154,500	99,180
SCI Pharmtech, Inc.	43,157	60,692
Scientech Corp.	34,639	982,960
ScinoPharm Taiwan Ltd.	176,000	114,087
SciVision Biotech, Inc. (a)	44,000	74,170
SDI Corp. (a)	84,570	564,127
Sea Sonic Electronics Co. Ltd.	29,592	61,773
SEETEL NEW ENERGY Co. Ltd. (b)	16,000	76,091
Senao Networks, Inc.	27,522	117,063
Senhwa Biosciences, Inc. (b)	88,000	117,678
Sensortek Technology Corp. (a)	15,000	78,398
Sercomm Corp. (a)	157,000	398,211
Sesoda Corp.	130,914	219,036
ShenMao Technology, Inc. (a)	55,853	243,704
Shih Her Technologies, Inc. (a)	35,420	226,820
Shih Wei Navigation Co. Ltd. (b)	19,605	8,770
Shihlin Paper Corp. (a) (b)	132,558	196,196
Shin Ruenn Development Co. Ltd.	58,370	76,864
Shin Zu Shing Co. Ltd. (a)	101,962	636,932
Shining Building Business Co. Ltd. (b)	287,127	71,654
Shinkong Insurance Co. Ltd.	138,841	621,061
Shinkong Synthetic Fibers Corp.	928,796	759,504
Shinkong Textile Co. Ltd.	152,000	310,141
Shiny Chemical Industrial Co. Ltd.	101,520	541,754
ShunSin Technology Holding Ltd. (a)	26,000	463,579
Shuttle, Inc. (a)	196,000	107,670
Sigurd Microelectronics Corp.	260,144	1,935,370
Silicon Integrated Systems Corp. (a)	243,662	527,763
Singatron Enterprise Co. Ltd.	100,000	112,379
Sinmag Equipment Corp.	21,271	81,461
Sinon Corp.	198,662	244,457
Sinphar Pharmaceutical Co. Ltd.	125,714	128,845
Sinyi Realty, Inc.	124,828	75,038
Sitronix Technology Corp.	55,000	573,195
Siward Crystal Technology Co. Ltd. (a)	70,000	159,528
Skytech, Inc./TW	22,000	185,080
Soft-World International Corp.	45,848	150,397
Solar Applied Materials Technology Corp.	313,736	1,423,096
Solomon Technology Corp. (a)	69,000	282,658
Solteam, Inc.	24,530	39,502
Sonix Technology Co. Ltd.	86,123	166,534
Southeast Cement Co. Ltd.	90,000	44,214
Spectrum Electrics Corp. (a) (b)	100,217	88,242
Speed Tech Corp.	82,575	88,520
Spirox Corp.	49,000	178,425
Sporton International, Inc.	38,169	228,847
Sports Gear Co. Ltd. (a)	52,000	121,934
St. Shine Optical Co. Ltd.	13,000	39,829
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	121,209
Security Description	Shares	Value
Standard Foods Corp. (a)	155,000	$142,804
Star Fusion Group Co. Ltd. (b)	102,567	142,309
Stark Technology, Inc. (a)	53,000	259,539
S-Tech Corp.	115,898	69,306
STL Technology Co. Ltd. (a)	40,000	300,096
Sun Yad Construction Co. Ltd. (a) (b)	239,876	78,687
Sunfun Info Co. Ltd.	103,000	80,185
SunMax Biotechnology Co. Ltd. (a)	23,000	273,272
Sunonwealth Electric Machine Industry Co. Ltd.	143,238	638,482
Sunplus Innovation Technology, Inc.	14,507	76,733
Sunplus Technology Co. Ltd. (b)	295,747	294,758
Sunrex Technology Corp.	19,000	23,976
Superalloy Industrial Co. Ltd.	118,000	230,025
Supreme Electronics Co. Ltd. (a) (b)	277,398	804,595
Swancor Holding Co. Ltd. (a)	53,000	180,513
Symtek Automation Asia Co. Ltd. (a)	38,655	191,112
Syncmold Enterprise Corp. (a)	55,932	146,429
SyneuRx International Taiwan Corp. (b) (d)	58,218	—
Synmosa Biopharma Corp.	272,156	267,829
Syntec Technology Co. Ltd.	28,148	1,776,011
Syscom Computer Engineering Co.	42,000	73,699
Sysgration (a)	111,760	221,019
Systex Corp.	145,000	609,923
T3EX Global Holdings Corp. (b)	33,518	73,756
Ta Liang Technology Co. Ltd. (a)	36,000	951,517
Ta Ya Electric Wire & Cable (a)	442,229	527,512
TA-I Technology Co. Ltd. (a) (b)	60,000	424,717
Tai Tung Communication Co. Ltd. (a)	104,000	57,784
TaiDoc Technology Corp.	13,000	50,806
Taiflex Scientific Co. Ltd.	131,501	615,060
TaiMed Biologics, Inc. (b)	164,737	336,129
Taimide Tech, Inc. (a)	67,000	192,231
Tainan Enterprises Co. Ltd.	85,000	52,564
Tainan Spinning Co. Ltd.	915,105	383,490
TaiSol Electronics Co. Ltd.	32,000	71,320
Taisun Enterprise Co. Ltd.	16,549	9,273
Taita Chemical Co. Ltd. (a)	198,243	91,478
TAI-TECH Advanced Electronics Co. Ltd. (a)	40,474	405,293
Taiwan Acceptance Corp. (a)	189,000	474,628
Taiwan Cogeneration Corp.	355,673	851,878
Taiwan FamilyMart Co. Ltd.	24,000	141,635
Taiwan Fertilizer Co. Ltd. (a)	428,000	637,503
Taiwan Fire & Marine Insurance Co. Ltd.	114,300	198,056
Taiwan FU Hsing Industrial Co. Ltd.	75,000	92,995
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Taiwan Hon Chuan Enterprise Co. Ltd. (a)	166,514	$671,670
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	106,629	165,350
Taiwan Mask Corp. (a) (b)	116,473	185,734
Taiwan Microloops Corp.	26,051	713,905
Taiwan Navigation Co. Ltd.	114,000	106,283
Taiwan Paiho Ltd.	150,000	208,827
Taiwan PCB Techvest Co. Ltd.	144,000	165,668
Taiwan Puritic Corp.	20,847	351,415
Taiwan Sakura Corp.	71,283	185,276
Taiwan Secom Co. Ltd.	146,000	483,512
Taiwan Semiconductor Co. Ltd.	138,000	521,997
Taiwan Shin Kong Security Co. Ltd.	136,470	173,712
Taiwan Speciality Chemicals Corp. (a)	59,442	506,600
Taiwan Surface Mounting Technology Corp. (a)	122,308	817,780
Taiwan TEA Corp. (b)	428,616	145,982
Taiwan-Asia Semiconductor Corp. (a) (b)	225,900	266,274
Taiyen Biotech Co. Ltd.	8,979	8,991
Tanvex BioPharma, Inc. (b)	79,000	99,443
TBI Motion Technology Co. Ltd. (a) (b)	53,000	92,336
TCI Co. Ltd.	49,672	179,313
Team Group, Inc. (a)	44,000	363,945
Tehmag Foods Corp.	8,000	67,679
Test Research, Inc. (a)	92,000	945,804
Thinking Electronic Industrial Co. Ltd.	48,573	480,294
Thunder Tiger Corp. (a) (b)	89,393	475,636
Thye Ming Industrial Co. Ltd.	51,791	111,852
Tigerair Taiwan Co. Ltd.	85,146	166,515
Ton Yi Industrial Corp.	465,000	221,140
Tong Hsing Electronic Industries Ltd.	117,084	981,320
Tong Yang Industry Co. Ltd. (a)	274,872	667,841
Tong-Tai Machine & Tool Co. Ltd. (a) (b)	121,000	156,679
Top Union Electronics Corp.	67,127	52,047
Topco Scientific Co. Ltd.	102,837	1,772,245
Topkey Corp.	36,033	188,894
Topoint Technology Co. Ltd. (a)	72,313	1,302,957
TPK Holding Co. Ltd.	207,000	522,430
Transcend Information, Inc. (a)	126,484	1,058,120
TrueLight Corp. (b)	63,000	252,146
TSC Auto ID Technology Co. Ltd.	9,732	61,710
TSEC Corp. (a) (b)	225,701	251,161
TSRC Corp.	320,028	207,951
Ttet Union Corp.	15,584	69,221
TTFB Co. Ltd.	16,956	85,428
TTY Biopharm Co. Ltd.	110,436	262,427
Tul Corp. (a) (b)	30,000	58,575
Tung Ho Steel Enterprise Corp.	287,392	608,046
Tung Thih Electronic Co. Ltd.	39,044	58,462
Security Description	Shares	Value
TURVO International Co. Ltd.	26,245	$174,656
Twoway Communications, Inc.	23,334	43,143
TXC Corp.	166,080	977,509
TYC Brother Industrial Co. Ltd. (a)	123,000	117,569
Tyntek Corp. (a)	175,667	419,640
UDE Corp. (a)	50,000	188,345
Ultra Chip, Inc.	54,000	132,387
U-Ming Marine Transport Corp. (a)	246,000	465,644
Unitech Computer Co. Ltd.	25,000	47,322
Unitech Printed Circuit Board Corp. (a)	373,620	663,817
United Alloy-Tech Co. (a)	70,683	178,613
United Orthopedic Corp. (a)	51,000	146,805
United Renewable Energy Co. Ltd. (b)	719,952	393,237
Unity Opto Technology Co. Ltd. (b) (d)	771,307	—
Universal Cement Corp.	265,392	223,267
Universal Microwave Technology, Inc. (a)	34,732	1,455,503
Universal Vision Biotechnology Co. Ltd.	31,472	135,346
UPC Technology Corp. (a)	573,632	224,184
UPI Semiconductor Corp. (a)	41,069	348,081
Userjoy Technology Co. Ltd.	26,461	69,773
USI Corp. (a)	508,590	216,326
Utechzone Co. Ltd. (a) (b)	36,244	267,366
Vactronics Technologies, Inc. (a)	63,000	134,083
Ventec International Group Co. Ltd. Class C (a)	32,000	301,351
Via Technologies, Inc. (a)	152,000	349,743
Viking Tech Corp. (a)	65,313	312,659
Visco Vision, Inc.	24,000	147,662
Visual Photonics Epitaxy Co. Ltd. (a)	107,371	1,169,549
Vizionfocus, Inc.	17,000	104,594
Wafer Works Corp. (a) (b)	339,504	1,310,847
Waffer Technology Corp. (a)	91,152	114,739
Wah Lee Industrial Corp. (a)	123,620	502,528
Walsin Technology Corp.	198,000	3,511,685
Walton Advanced Engineering, Inc. (a)	162,184	291,719
Wave Power Technology, Inc.	14,000	64,163
We & Win Development Co. Ltd. (a) (b)	187,000	63,690
We&Win Diversification Co. Ltd.	89,000	42,465
Wei Chuan Foods Corp.	80,899	31,236
Weikeng Industrial Co. Ltd.	221,998	344,253
Weltrend Semiconductor	105,619	234,735
Wholetech System Hitech Ltd.	33,000	153,313
Win Semiconductors Corp. (a)	226,000	3,022,178
Winmate, Inc. (a)	24,000	133,725
Winstek Semiconductor Co. Ltd.	44,000	247,924
WinWay Technology Co. Ltd.	17,000	4,314,504
Wisdom Marine Lines Co. Ltd.	262,000	597,090
Wiselink Co. Ltd.	192,256	654,804
WITS Corp.	32,299	124,709
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
WNC Corp. (a)	209,344	$1,705,296
Wonderful Hi-Tech Co. Ltd. (a)	111,000	292,688
World Gym Corp.	36,000	93,231
Wowprime Corp.	42,066	326,160
WUS Printed Circuit Co. Ltd.	85,187	580,277
XinTec, Inc.	73,000	656,522
Xxentria Technology Materials Corp. (a)	93,593	122,513
Yankey Engineering Co. Ltd.	52,480	1,253,662
Yao Sheng Electronic Co. Ltd. (a) (b)	34,000	69,907
YC INOX Co. Ltd.	158,000	99,691
Yea Shin International Development Co. Ltd. (a)	202,724	142,228
Yem Chio Co. Ltd.	227,001	113,299
YFY, Inc.	781,000	664,389
Yieh Phui Enterprise Co. Ltd. (a) (b)	835,440	354,039
Young Fast Optoelectronics Co. Ltd.	42,000	76,600
Young Optics, Inc. (b)	40,000	100,702
Youngtek Electronics Corp. (a)	59,000	173,167
Yulon Motor Co. Ltd. (a)	367,000	313,355
Yungshin Construction & Development Co. Ltd.	65,000	108,753
YungShin Global Holding Corp.	121,000	204,348
Zeng Hsing Industrial Co. Ltd.	32,272	91,680
Zenitron Corp.	117,348	306,111
Zero One Technology Co. Ltd. (a)	79,000	247,987
Zhong Yang Technology Co. Ltd. (a) (b)	65,000	79,474
ZillTek Technology Corp.	24,727	204,529
Zinwell Corp. (a) (b)	153,000	267,515
Zippy Technology Corp.	80,000	152,434
Zyxel Group Corp. (a)	177,647	259,585
		247,078,259
THAILAND — 2.6%
AEON Thana Sinsap Thailand PCL NVDR	38,254	112,849
Amata Corp. PCL	260,800	210,003
AP Thailand PCL NVDR (a)	872,623	198,320
Aurora Design PCL NVDR	235,900	99,415
Axtra Future City Freehold & Leasehold Real Estate Investment Trust	692,600	266,862
B Grimm Power PCL NVDR	675,300	345,573
Bangchak Corp. PCL NVDR (a)	272,828	279,230
Bangkok Airways PCL NVDR (a)	602,409	335,473
Bangkok Chain Hospital PCL NVDR (a)	742,762	221,350
Bangkok Commercial Asset Management PCL NVDR	856,300	168,834
Bangkok Life Assurance PCL NVDR	293,552	218,261
Banpu PCL NVDR (a)	1,998,100	324,792
BCPG PCL (a)	348,900	74,043
Security Description	Shares	Value
BCPG PCL NVDR	318,100	$67,507
Betagro PCL NVDR (a)	432,000	269,183
BTS Group Holdings PCL NVDR (a) (b)	4,238,500	267,932
Carabao Group PCL NVDR (a)	274,900	390,994
Central Plaza Hotel PCL NVDR (a)	274,247	305,448
CH Karnchang PCL NVDR (a)	191,392	112,921
CK Power PCL NVDR (a)	1,325,924	94,993
Com7 PCL NVDR (a)	400,400	334,465
CPN Retail Growth Leasehold REIT	731,900	284,207
Dhipaya Group Holdings PCL NVDR	172,278	114,090
Ditto Thailand PCL NVDR	336,281	141,718
Dohome PCL NVDR	564,763	63,242
Electricity Generating PCL NVDR	145,700	526,302
Energy Absolute PCL NVDR (a) (b)	1,728,800	150,916
Erawan Group PCL NVDR (a)	1,731,300	160,515
Exotic Food PCL NVDR	124,700	71,320
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,053,770	377,474
GFPT PCL	224,700	60,537
Gunkul Engineering PCL NVDR (a)	1,645,303	209,993
Hana Microelectronics PCL NVDR (a)	349,836	410,698
Humanica PCL NVDR	412,900	56,677
Ichitan Group PCL NVDR	547,109	230,566
IMPACT Growth Real Estate Investment Trust	282,400	98,609
Inter Far East Energy Corp. (b) (d)	283,900	—
International Engineering PCL (b) (d)	159,640	—
I-TAIL Corp. PCL NVDR	434,000	210,334
Jasmine Technology Solution PCL NVDR (a) (b)	73,796	71,085
Jaymart Group Holdings PCL NVDR	594,300	168,162
JMT Network Services PCL NVDR (a)	390,500	136,356
Karmarts PCL NVDR	56,800	13,251
KCE Electronics PCL NVDR (a)	321,200	403,669
KGI Securities Thailand PCL NVDR	713,907	94,556
Kiatnakin Phatra Bank PCL NVDR	272,638	824,795
Land & Houses PCL NVDR (a)	1,851,200	210,639
LH Hotel Leasehold Real Estate Investment Trust Class F,	261,700	106,348
Major Cineplex Group PCL NVDR	316,400	65,717
MBK PCL NVDR	484,900	281,711
MC Group PCL NVDR	415,400	145,050
Mega Lifesciences PCL NVDR (a)	173,800	192,265
MK Restaurants Group PCL NVDR	222,759	145,509
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Moshi Moshi Retail Corp. PLC NVDR	65,900	$74,885
Northeast Rubber PCL	1,145,800	150,380
One Enterprise Public Co. Ltd.	1,721,100	157,497
Osotspa PCL NVDR (a)	800,200	419,123
Plan B Media PCL NVDR	998,400	139,449
Praram 9 Hospital PCL NVDR	325,000	173,161
Precious Shipping PCL	355,718	75,490
Prima Marine PCL NVDR	139,136	36,857
PTG Energy PCL NVDR	372,899	83,065
Ratch Group PCL NVDR	364,500	345,622
Regional Container Lines PCL	38,300	36,605
Regional Container Lines PCL NVDR	94,800	90,604
Rojana Industrial Park PCL NVDR	659,654	111,198
Sabina PCL NVDR	219,600	101,139
Samart Corp. PCL	258,400	42,392
Sappe PCL	43,400	43,112
SCGJWD Logistics PCL NVDR	346,771	83,508
SISB PCL	172,500	50,108
SKY ICT PCL NVDR	253,700	110,734
Sri Trang Agro-Industry PCL NVDR	551,378	280,498
Sri Trang Gloves Thailand PCL NVDR (a)	555,999	169,040
Srinanaporn Marketing PCL NVDR (a)	249,900	51,529
Srisawad Corp. PCL NVDR (a)	467,011	324,738
Star Petroleum Refining PCL NVDR (a)	1,276,501	292,031
Stecon Group PCL NVDR	314,300	170,298
Supalai PCL NVDR	354,036	170,514
Taokaenoi Food & Marketing PCL NVDR	708,500	89,148
Thai Coconut PCL NVDR	342,200	59,745
Thai Union Group PCL NVDR	1,171,700	412,664
Thai Vegetable Oil PCL NVDR (a)	328,499	257,099
Thaicom PCL NVDR (b)	490,279	165,293
Thaifoods Group PCL NVDR (a)	1,440,798	477,078
Thanachart Capital PCL NVDR	358,200	727,819
Thonburi Healthcare Group PCL NVDR	297,921	65,466
Thoresen Thai Agencies PCL	600,117	85,265
TIDLOR Holdings PCL NVDR (a)	873,780	502,376
Tipco Asphalt PCL NVDR	478,297	194,368
TOA Paint Thailand PCL NVDR	221,643	98,077
TPI Polene Power PCL NVDR (a)	1,116,400	59,146
TQM Alpha PCL NVDR	122,200	53,338
TTW PCL NVDR	1,063,260	315,260
VGI PCL NVDR (a)	1,979,400	55,413
WHA Corp. PCL NVDR	5,153,800	798,967
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	818,323	270,964
WHA Utilities & Power PCL NVDR	907,923	196,777
		19,392,599
Security Description	Shares	Value
TURKEY — 3.5%
Adese Gayrimenkul Yatirim AS (b)	2,269,570	$47,186
AG Anadolu Grubu Holding AS	969,738	718,748
Agesa Hayat ve Emeklilik AS	22,863	122,632
Akcansa Cimento AS	21,704	105,925
Akfen Yenilenebilir Enerji AS Class A (b)	192,731	92,698
AKIS Gayrimenkul Yatirimi AS REIT	689,256	138,869
Aksa Akrilik Kimya Sanayii AS (a)	1,172,341	304,044
Aksa Enerji Uretim AS (b)	151,964	264,644
Alarko Holding AS (a)	107,972	249,244
Albaraka Turk Katilim Bankasi AS	708,296	122,969
Alfa Solar Enerji Sanayi VE Ticaret AS	55,793	56,420
Altinay Savunma Teknolojileri AS (b)	58,692	21,008
Anadolu Anonim Turk Sigorta Sirketi	348,094	204,131
Anadolu Hayat Emeklilik AS	73,348	161,771
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	60,525	72,647
Aygaz AS	31,012	141,914
Balsu Gida Sanayi Ve Ticaret AS	156,039	58,863
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi (b)	1,990,187	256,369
Baticim Cimento Sanayi Anonim Sirketi (b)	241,178	194,781
Bera Holding AS (b)	452,131	154,472
Big Medya Teknoloji AS (b)	8,278	48,172
Bin Ulasim Ve Akilli Sehir Teknolojileri AS (b)	16,383	61,486
Biotrend Cevre VE Enerji Yatirimlari AS (b)	136,072	55,735
Blume Metal Chemical ASA (b)	55,736	40,259
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a) (b)	15,126	183,176
Borusan Yatirim ve Pazarlama AS	4,031	161,739
Bosch Fren Sistemleri Sanayi ve Ticaret AS (b)	17,638	51,036
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (b)	16,014	29,519
Bursa Cimento Fabrikasi AS (b)	426,649	51,942
Celebi Hava Servisi AS	1,732	58,766
Cemas Dokum Sanayi AS (b)	456,585	44,234
Cimsa Cimento Sanayi VE Ticaret AS (a)	251,757	254,156
CVK Maden Isletmeleri Sanayi VE Ticaret AS (b)	187,617	156,188
DAP Gayrimenkul Gelistirme AS Class A (b)	287,097	60,305
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	115,975	337,487
Dogan Sirketler Grubu Holding AS (a)	667,121	293,127
Dogus Otomotiv Servis ve Ticaret AS (a)	38,111	146,463
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Eczacibasi Yatirim Holding Ortakligi AS	13,988	$89,944
Efor Yatirim Sanayi Ticaret AS (a)	328,533	102,738
EGE Endustri VE Ticaret AS (b)	725	86,982
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (a)	97,354	156,291
Emek Elektrik Endustrisi AS (b)	60,167	24,245
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	1,028,375	455,826
Enda Enerji Holding LLC (b)	188,117	72,375
Erbosan Erciyas Boru Sanayii ve Ticaret AS	30,708	110,839
Esenboga Elektrik Uretim AS (b)	320,080	25,041
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	398,516	37,840
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	111,113	199,694
Fenerbahce Futbol AS (b)	2,106,155	133,622
Galata Wind Enerji AS	115,730	63,204
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	838,352	165,494
Gezinomi Seyahat Turizm Ticaret AS (b)	11,553	15,724
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	149,903	229,728
Global Yatirim Holding AS	614,610	239,887
Grainturk Tarim AS	22,260	119,279
Gulermak Agir Sanayi Insaat ve Taahhut AS (b)	16,865	62,030
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	10,109	66,302
Hektas Ticaret TAS (a) (b)	1,453,678	102,820
IC Enterra Yenilenebilir Enerji AS (b)	1,350,590	134,319
Is Finansal Kiralama AS (b)	175,269	74,758
Is Gayrimenkul Yatirim Ortakligi AS REIT	396,465	210,063
Is Yatirim Menkul Degerler AS Class A	251,210	194,375
Isiklar Enerji ve Yapi Holding AS (b)	264,621	862,115
Izdemir Enerji Elektrik Uretim AS (b)	780,457	167,281
Izmir Demir Celik Sanayi AS (b)	280,076	52,167
Jantsa Jant Sanayi Ve Ticaret AS (b)	121,773	41,552
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	105,795	68,027
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a) (b)	595,279	507,809
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	316,205	86,277
Katilimevim Tasarruf Finansman AS (a)	728,980	2,726,517
Security Description	Shares	Value
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS (b)	1,146,576	$66,108
Kayseri Seker Fabrikasi AS	1,300,716	121,553
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	746,800	40,497
Kocaer Celik Sanayi Ve Ticaret AS	317,424	102,054
Konya Cimento Sanayii AS (b)	499	42,086
Kordsa Teknik Tekstil AS (a) (b)	52,001	80,695
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a) (b)	224,559	352,080
LDR Turizm AS	161,046	303,759
Lila Kagit Sanayi ve Ticaret AS	122,669	96,756
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	117,900	66,208
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS	203,647	31,296
Logo Yazilim Sanayi Ve Ticaret AS	65,377	192,535
Lydia Holding AS (b)	23,908	93,264
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	464	135,305
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	342,579	230,268
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)	378,166	305,091
MIA Teknoloji AS (a) (b)	168,449	132,505
MLP Saglik Hizmetleri AS (b) (c)	50,822	468,401
NET Holding AS (b)	75,269	70,146
Nuh Cimento Sanayi AS	49,050	232,027
OBA Makarnacilik Sanayi VE Ticaret AS	586,854	75,722
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	344,289	61,470
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	20,820	856,353
Otokar Otomotiv Ve Savunma Sanayi AS (b)	23,228	187,072
Ozak Gayrimenkul Yatirim Ortakligi REIT	287,357	95,651
Pasifik Eurasia Lojistik Dis Ticaret AS (a) (b)	112,904	250,223
Pasifik Gayrimenkul Yatirim Ortakligi REIT	1,176,774	87,775
Pasifik Teknoloji AS Class B (b)	100,910	48,751
Peker Gayrimenkul Yatirim Ortakligi AS REIT (b)	2,052,474	614,570
Petkim Petrokimya Holding AS (a) (b)	747,410	306,138
Politeknik Metal Sanayi ve Ticaret AS (b)	528	60,857
Qua Granite Hayal (b)	497,603	40,529
Ral Yatirim Holding AS (b)	76,207	312,959
Reeder Teknoloji Sanayi VE Ticaret AS (a) (b)	326,244	45,382
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	324,001	207,642
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	750,312	352,838
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ronesans Gayrimenkul Yatirim AS	26,718	$110,754
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	495,926	282,320
Sekerbank Turk AS	959,320	319,736
Selcuk Ecza Deposu Ticaret ve Sanayi AS	101,528	456,333
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	1,495,558	120,849
Sok Marketler Ticaret AS (b)	164,719	163,464
Sumer Varlik Yonetim AS	92,389	29,446
Suwen Tekstil Sanayi Pazarlama AS	247,590	37,307
TAB Gida Sanayi Ve Ticaret AS Class A	32,857	159,019
Tekfen Holding AS (a)	105,492	304,794
Tera Yatirim Teknoloji Holding AS REIT (b)	560,770	450,727
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	102,037	218,703
Trust Anadolu Metal Madencilik Isletmeleri AS (a) (b)	118,116	281,015
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS Class A (b)	84,076	155,788
Tukas Gida Sanayi ve Ticaret AS (b)	1,626,353	78,781
Tumosan Motor ve Traktor Sanayi AS (b)	23,835	45,212
Turk Altin Isletmeleri AS (a) (b)	631,024	630,544
Turkiye Sinai Kalkinma Bankasi AS	786,342	200,228
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	9,176	345,362
Ulker Biskuvi Sanayi AS	87,245	185,689
Verusa Holding AS (b)	12,243	176,735
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	90,590	77,434
Yayla Agro Gida Sanayi VE Nakliyat AS (b)	248,674	58,523
Yeni Gimat Gayrimenkul Ortakligi AS REIT	89,419	452,313
YEO Teknoloji Enerji VE Endustri AS (b)	70,328	153,301
Zorlu Enerji Elektrik Uretim AS (b)	2,013,470	119,111
		25,588,344
UNITED ARAB EMIRATES — 0.9%
Abu Dhabi National Hotels	1,018,844	107,911
Abu Dhabi Ship Building Co. PJSC	102,865	236,384
Agthia Group PJSC	198,851	190,581
Ajman Bank PJSC	556,533	212,142
AL Seer Marine Supplies & Equipment Co. LLC (b)	123,678	71,727
Al Waha Capital PJSC	799,612	409,304
Amanat Holdings PJSC	1,086,614	408,285
Amlak Finance PJSC	495,249	172,601
Arabtec Holding PJSC (b) (d)	483,581	—
Bank of Sharjah	710,145	228,159
Security Description	Shares	Value
Dana Gas PJSC	3,593,013	$911,766
Deyaar Development PJSC	1,034,875	226,826
Dubai Taxi Co. PJSC	360,625	229,763
E7 Group PJSC	638,803	171,321
ESG Emirates Stallions Group PrJSC (b)	19,227	61,564
Eshraq Investments PJSC (b)	1,554,955	214,652
Etihad Energy Holding PJSC (b)	609,462	484,549
Ghitha Holding PJSC (b)	31,566	100,386
Gulf Marine Services PLC (b)	373,051	90,213
Gulf Pharmaceutical Industries PSC (b)	229,149	64,887
Investcorp Capital PLC	451,729	209,091
Mair Group PJSC	1,040,867	281,135
Manazel PJSC (b)	1,120,620	102,825
Orascom Construction PLC	22,382	327,608
RAK Properties PJSC (b)	816,993	240,243
Ras Al Khaimah Ceramics PJSC	316,400	205,894
Shuaa Capital PSC (b)	1,104,741	61,061
Spinneys 1961 Holding PLC	597,888	211,627
Taaleem Holdings PJSC	232,292	205,554
Union Properties PJSC	1,613,422	307,507
Yalla Group Ltd. ADR (b)	35,274	193,654
		6,939,220
UNITED STATES — 0.5%
GCS Holdings, Inc. (a) (b)	58,571	974,452
IntelliEPI, Inc. (a) (b)	21,000	323,670
JS Global Lifestyle Co. Ltd. (a) (b) (c)	887,000	149,303
Marti Technologies, Inc. (b)	31,330	41,042
MicroAlgo, Inc. (a) (b)	9,005	35,840
Seanergy Maritime Holdings Corp.	10,262	137,819
SS Innovations International, Inc. (b)	14,522	60,266
Structure Therapeutics, Inc. ADR (b)	35,893	1,926,377
		3,648,769
TOTAL COMMON STOCKS (Cost $576,674,214)		731,067,173
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Cyrela Brazil Realty SA Empreendimentos e Participacoes , Preference Shares (b)	27,664	114,751
Track & Field Co. SA , Preference Shares 2.13%	42,242	122,337
		237,088
TOTAL PREFERRED STOCKS (Cost $102,416)		237,088
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Banco ABC Brasil SA (expiring 07/30/26) (b) (Cost $0)	887	$728
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 09/01/27) (b)	8,030	54,299
MALAYSIA — 0.0% *
Aurelius Technologies Bhd. (expiring 06/18/30) (b)	142,700	3,675
Berjaya Corp. Bhd. (expiring 01/06/31) (b)	709,948	6,094
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	11,895
		21,664
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (b)	74,102	2,726
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) NVDR (b)	1,615,734	9,241
TOTAL WARRANTS (Cost $0)		87,930
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	1,373,004	1,373,004
State Street Navigator Securities Lending Portfolio II (g) (h)	13,779,316	13,779,316
TOTAL SHORT-TERM INVESTMENTS (Cost $15,152,320)		15,152,320
TOTAL INVESTMENTS — 101.9% (Cost $591,928,950)		746,545,239
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(13,662,242)
NET ASSETS — 100.0%		$732,882,997

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $268,365,
representing less than 0.05% of the Fund's net assets.

(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	34	09/18/2026	$3,036,015	$2,987,410	$(48,605)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$727,709,878	$3,088,930	$268,365	$731,067,173
Preferred Stocks	237,088	—	—	237,088
Rights	—	728	—	728
Warrants	87,930	—	—	87,930
Short-Term Investments	15,152,320	—	—	15,152,320
TOTAL INVESTMENTS	$743,187,216	$3,089,658	$268,365	$746,545,239
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(48,605)	$—	$—	$(48,605)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(48,605)	$—	$—	$(48,605)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,809,839	$6,809,839	$48,050,486	$53,487,321	$—	$—	1,373,004	$1,373,004	$97,679
State Street Navigator Securities Lending Portfolio II	16,812,451	16,812,451	57,764,241	60,797,376	—	—	13,779,316	13,779,316	3,187,471
Total		$23,622,290	$105,814,727	$114,284,697	$—	$—		$15,152,320	$3,285,150
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.3%
Centuria Industrial REIT	401,325	$845,235
Charter Hall Long Wale REIT	499,337	1,262,683
Dexus REIT	785,747	2,939,574
GPT Group REIT	1,405,194	4,750,770
Lendlease Corp. Ltd. Stapled Security (a)	476,697	1,066,726
Region Group REIT	865,838	1,397,657
Scentre Group REIT	3,836,216	10,258,840
Vicinity Ltd. REIT (a)	2,918,602	5,216,779
Waypoint REIT Ltd.	502,629	846,178
		28,584,442
BELGIUM — 0.7%
Aedifica SA REIT	61,227	4,942,077
Cofinimmo SA REIT	5,798	549,201
Warehouses De Pauw CVA REIT	139,573	3,520,199
		9,011,477
BRAZIL — 0.2%
Allos SA	258,759	1,402,791
Iguatemi SA	92,815	451,348
Multiplan Empreendimentos Imobiliarios SA	205,790	1,163,743
		3,017,882
CANADA — 0.8%
Boardwalk Real Estate Investment Trust	17,948	819,125
Canadian Apartment Properties REIT	55,481	1,364,002
Dream Industrial Real Estate Investment Trust	100,111	987,174
First Capital Real Estate Investment Trust	76,470	1,247,236
Granite Real Estate Investment Trust	21,976	1,483,912
H&R Real Estate Investment Trust	100,662	779,044
RioCan Real Estate Investment Trust	106,256	1,699,347
SmartCentres Real Estate Investment Trust	53,483	1,142,604
		9,522,444
CHILE — 0.4%
Parque Arauco SA	520,922	2,183,410
Plaza SA	563,227	2,321,087
		4,504,497
CHINA — 0.1%
Wharf Holdings Ltd.	687,000	1,585,644
FINLAND — 0.1%
Lumo Kodit OYJ (a)	146,060	1,239,069
FRANCE — 1.8%
Covivio SA REIT	40,027	2,452,890
Gecina SA REIT	38,255	3,216,852
Klepierre SA REIT	162,133	6,780,713
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	89,499	$10,483,116
		22,933,571
GERMANY — 0.4%
Aroundtown SA (b)	627,236	1,665,150
LEG Immobilien SE	55,371	3,497,638
		5,162,788
HONG KONG — 1.3%
Hang Lung Properties Ltd.	1,312,135	1,152,838
Hysan Development Co. Ltd.	430,000	905,834
Link REIT	1,897,088	8,829,797
Swire Properties Ltd.	729,800	1,911,502
Wharf Real Estate Investment Co. Ltd.	1,172,000	3,195,256
		15,995,227
ISRAEL — 0.8%
Amot Investments Ltd.	177,549	1,104,225
Azrieli Group Ltd.	27,204	3,691,479
Mega Or Holdings Ltd. REIT	17,033	3,430,096
Melisron Ltd.	17,451	2,446,520
		10,672,320
JAPAN — 6.9%
Activia Properties, Inc. REIT	1,605	1,353,918
Advance Residence Investment Corp. REIT	2,083	1,927,600
AEON REIT Investment Corp.	1,288	974,767
Comforia Residential REIT, Inc.	1,620	1,029,663
Daiwa House REIT Investment Corp.	3,323	2,463,753
Daiwa Office Investment Corp. REIT	518	1,042,215
Daiwa Securities Living Investments Corp. REIT	1,752	1,072,598
Frontier Real Estate Investment Corp. REIT	1,886	932,991
Global One Real Estate Investment Corp. REIT	762	511,985
GLP J-Reit	3,513	2,969,920
Hoshino Resorts REIT, Inc.	438	646,254
Hulic Co. Ltd.	495,800	5,176,881
Hulic Reit, Inc.	898	858,080
Industrial & Infrastructure Fund Investment Corp. REIT	1,873	1,635,310
Invincible Investment Corp. REIT	5,722	2,105,372
Japan Excellent, Inc. REIT	898	756,967
Japan Hotel REIT Investment Corp.	4,420	2,156,628
Japan Logistics Fund, Inc. REIT	2,021	1,180,082
Japan Metropolitan Fund Invest REIT	5,270	3,634,930
Japan Prime Realty Investment Corp. REIT	3,034	1,741,715
Japan Real Estate Investment Corp. REIT	5,317	3,788,393
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
KDX Realty Investment Corp. REIT	2,958	$2,819,223
LaSalle Logiport REIT	1,265	1,136,379
Leopalace21 Corp.	165,000	661,929
Mitsubishi Estate Logistics REIT Investment Corp.	1,085	797,770
Mitsui Fudosan Accommodations Fund, Inc. REIT	1,909	1,431,823
Mitsui Fudosan Co. Ltd.	2,025,200	18,678,817
Mitsui Fudosan Logistics Park, Inc. REIT	2,425	1,608,460
Mori Hills REIT Investment Corp. Class C,	1,167	923,404
Mori Trust Reit, Inc. (a)	1,904	870,433
Nippon Building Fund, Inc. REIT	6,466	5,008,887
Nippon Prologis REIT, Inc.	5,219	2,787,320
NIPPON REIT Investment Corp.	1,323	681,342
Nomura Real Estate Master Fund, Inc. REIT	3,163	2,954,274
NTT UD REIT Investment Corp.	1,025	858,976
Orix JREIT, Inc.	4,038	2,422,427
Sekisui House Reit, Inc.	3,238	1,526,109
Tokyu REIT, Inc.	640	728,110
United Urban Investment Corp. REIT	2,374	2,367,792
		86,223,497
MEXICO — 0.7%
Corp. Inmobiliaria Vesta SAB de CV (a)	710,686	2,441,518
Fibra Uno Administracion SA de CV REIT	2,010,301	3,447,956
Prologis Property Mexico SA de CV REIT	805,225	3,493,475
		9,382,949
ROMANIA — 0.3%
NEPI Rockcastle NV	463,237	4,139,739
SAUDI ARABIA — 0.1%
Arabian Centres Co. (c)	173,643	789,833
SINGAPORE — 2.6%
CapitaLand Ascendas REIT (a)	3,076,872	5,923,237
CapitaLand Ascott Trust REIT	2,041,893	1,397,097
CapitaLand Integrated Commercial Trust REIT	4,437,017	8,129,986
Frasers Centrepoint Trust REIT	1,026,877	1,794,226
Frasers Logistics & Commercial Trust REIT (a)	2,224,000	1,659,253
Keppel DC REIT	1,467,865	2,542,052
Keppel REIT (a)	2,420,233	1,609,185
Lendlease Global Commercial REIT (a)	1,839,900	810,811
Mapletree Industrial Trust REIT (a)	1,581,032	2,346,888
Mapletree Logistics Trust REIT	2,505,063	2,362,810
Mapletree Pan Asia Commercial Trust REIT (a)	1,695,631	1,691,108
Security Description	Shares	Value
Suntec Real Estate Investment Trust	1,629,095	$1,826,269
		32,092,922
SOUTH AFRICA — 0.4%
Growthpoint Properties Ltd. REIT	2,531,061	2,663,868
Redefine Properties Ltd. REIT	5,264,254	2,055,597
		4,719,465
SPAIN — 0.6%
Colonial SFL Socimi SA REIT (b)	249,629	1,618,223
Merlin Properties Socimi SA REIT	318,445	5,584,959
		7,203,182
SWEDEN — 0.9%
Castellum AB	262,414	3,451,621
Fabege AB	145,451	1,116,640
Fastighets AB Balder Class B (a) (b)	509,519	2,722,868
Sagax AB Class B (a)	161,028	2,565,626
Samhallsbyggnadsbolaget i Norden AB (a) (b)	983,457	358,604
Wihlborgs Fastigheter AB	199,628	1,551,125
		11,766,484
SWITZERLAND — 1.4%
International Workplace Group PLC	527,030	1,294,075
PSP Swiss Property AG	33,662	6,013,382
Swiss Prime Site AG	58,925	9,635,167
		16,942,624
THAILAND — 0.2%
Central Pattana PCL NVDR	984,000	1,984,558
UNITED KINGDOM — 3.7%
Big Yellow Group PLC REIT	145,213	1,739,423
British Land Co. PLC REIT	760,055	4,172,324
Derwent London PLC REIT (a)	82,843	2,134,194
Grainger PLC REIT	544,628	1,226,688
Hammerson PLC REIT	396,219	1,944,709
Land Securities Group PLC REIT	546,472	4,721,733
LondonMetric Property PLC REIT	1,719,274	4,296,827
Primary Health Properties PLC REIT	1,940,132	2,464,312
Safestore Holdings PLC REIT	160,958	1,309,560
Segro PLC REIT	999,712	11,612,740
Shaftesbury Capital PLC REIT	1,462,743	2,681,107
Supermarket Income REIT PLC (a)	913,236	1,065,429
Tritax Big Box REIT PLC	1,857,312	3,978,697
UNITE Group PLC REIT	363,290	2,451,867
		45,799,610
UNITED STATES — 72.8%
Acadia Realty Trust REIT	98,420	2,057,962
Agree Realty Corp. REIT	88,033	6,667,619
Alexandria Real Estate Equities, Inc. REIT	115,054	6,080,604
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
American Assets Trust, Inc. REIT	35,974	$888,198
American Healthcare REIT, Inc.	141,499	7,379,173
American Homes 4 Rent Class A, REIT	232,515	7,793,903
Americold Realty Trust, Inc. REIT	208,936	3,284,474
Apple Hospitality REIT, Inc.	160,731	2,701,888
AvalonBay Communities, Inc. REIT	102,561	19,352,235
Brandywine Realty Trust REIT	135,267	428,796
Brixmor Property Group, Inc. REIT	225,275	7,102,921
Broadstone Net Lease, Inc. REIT	141,776	2,930,510
BXP, Inc. REIT	108,912	7,221,955
Camden Property Trust REIT	73,814	8,450,965
CareTrust REIT, Inc.	173,408	6,997,013
CBL & Associates Properties, Inc. REIT	11,154	592,166
Centerspace REIT	12,713	714,343
Chiron Real Estate, Inc. REIT	9,589	359,779
Community Healthcare Trust, Inc. REIT	18,596	339,935
COPT Defense Properties REIT	82,598	3,005,741
Cousins Properties, Inc. REIT	120,605	3,615,738
CubeSmart REIT	166,155	6,607,984
Curbline Properties Corp. REIT	72,700	2,210,080
DiamondRock Hospitality Co. REIT	150,012	1,827,146
Digital Realty Trust, Inc. REIT	243,752	43,772,984
Diversified Healthcare Trust REIT	158,813	1,476,961
Douglas Emmett, Inc. REIT	123,302	1,454,964
Easterly Government Properties, Inc. REIT	33,214	828,025
EastGroup Properties, Inc. REIT	39,381	7,975,834
Empire State Realty Trust, Inc. Class A, REIT	105,759	572,156
EPR Properties REIT	56,012	3,249,256
Equinix, Inc. REIT	72,780	75,865,144
Equity LifeStyle Properties, Inc. REIT	142,374	9,176,004
Equity Residential REIT	251,717	17,099,136
Essential Properties Realty Trust, Inc. REIT	159,943	4,774,299
Essex Property Trust, Inc. REIT	47,402	13,821,949
Extra Space Storage, Inc. REIT	155,970	22,662,441
Federal Realty Investment Trust REIT	57,725	7,125,574
Fermi, Inc. REIT (b)	21,194	194,137
First Industrial Realty Trust, Inc. REIT	97,269	5,963,562
Four Corners Property Trust, Inc. REIT	81,985	2,012,732
Getty Realty Corp. REIT	41,237	1,375,666
Gladstone Commercial Corp. REIT	34,268	421,496
Global Net Lease, Inc. REIT	138,768	1,240,586
Healthcare Realty Trust, Inc. REIT	254,250	5,128,223
Healthpeak Properties, Inc. REIT	509,138	10,895,553
Highwoods Properties, Inc. REIT (a)	82,270	2,481,263
Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT	470,332	$11,151,572
Hudson Pacific Properties, Inc. REIT (b)	40,701	618,248
Independence Realty Trust, Inc. REIT	172,249	2,874,836
Innovative Industrial Properties, Inc. REIT	21,201	1,314,038
Invitation Homes, Inc. REIT	403,611	12,193,088
JBG SMITH Properties REIT (a)	41,974	615,759
Kilroy Realty Corp. REIT	78,328	2,934,950
Kimco Realty Corp. REIT	497,915	12,622,145
Kite Realty Group Trust REIT	148,934	4,226,747
LXP Industrial Trust REIT	43,135	2,324,114
Macerich Co. REIT	209,626	5,280,479
Medical Properties Trust, Inc. REIT	358,124	1,654,533
Mid-America Apartment Communities, Inc. REIT	85,974	11,945,228
National Health Investors, Inc. REIT	35,763	2,727,286
National Storage Affiliates Trust REIT	51,992	2,312,084
NET Lease Office Properties REIT	11,405	126,938
NETSTREIT Corp. (a)	71,394	1,508,555
NexPoint Residential Trust, Inc. REIT	16,683	465,789
NNN REIT, Inc.	139,600	6,495,588
Omega Healthcare Investors, Inc. REIT	219,989	10,489,076
Park Hotels & Resorts, Inc. REIT	150,330	2,142,203
Pebblebrook Hotel Trust REIT	83,292	1,616,698
Phillips Edison & Co., Inc. REIT	92,379	3,844,814
Piedmont Realty Trust, Inc. REIT (a) (b)	90,627	829,237
Prologis, Inc. REIT	687,895	93,189,136
Public Storage REIT	116,577	37,107,625
Realty Income Corp. REIT	688,069	42,632,755
Regency Centers Corp. REIT	121,010	9,649,337
Rexford Industrial Realty, Inc. REIT	164,352	5,505,792
RLJ Lodging Trust REIT	111,927	1,326,335
Ryman Hospitality Properties, Inc. REIT	46,337	5,956,621
Service Properties Trust REIT (a)	475,364	803,365
Sila Realty Trust, Inc. REIT	41,628	1,263,826
Simon Property Group, Inc. REIT	239,225	53,502,671
SITE Centers Corp. REIT	36,542	145,072
SL Green Realty Corp. REIT	52,077	2,696,026
Smartstop Self Storage REIT, Inc.	40,767	1,324,928
STAG Industrial, Inc. REIT	140,305	5,340,008
Summit Hotel Properties, Inc. REIT (a)	75,088	526,367
Sun Communities, Inc. REIT	85,086	10,202,662
Sunstone Hotel Investors, Inc. REIT	135,929	1,556,387
Tanger, Inc. REIT	84,136	3,320,848
Terreno Realty Corp. REIT	77,903	5,045,777
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
UDR, Inc. REIT	217,081	$8,665,874
UMH Properties, Inc. REIT	60,898	921,996
Universal Health Realty Income Trust REIT	9,895	433,995
Urban Edge Properties REIT	92,093	2,107,088
Ventas, Inc. REIT	358,757	31,857,622
Vornado Realty Trust REIT (a)	115,850	4,552,905
Welltower, Inc. REIT	520,812	118,208,700
WP Carey, Inc. REIT	163,817	11,712,915
Xenia Hotels & Resorts, Inc. REIT	69,634	1,417,748
		911,467,459
TOTAL COMMON STOCKS (Cost $1,141,858,278)		1,244,741,683
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	3,287,205	3,287,205
State Street Navigator Securities Lending Portfolio II (f) (g)	4,830,632	4,830,632
TOTAL SHORT-TERM INVESTMENTS (Cost $8,117,837)		8,117,837
TOTAL INVESTMENTS — 100.1% (Cost $1,149,976,115)		1,252,859,520
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,216,612)
NET ASSETS — 100.0%		$1,251,642,908

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.1% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	218	09/18/2026	$8,566,514	$8,451,860	$(114,654)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,244,741,683	$—	$—	$1,244,741,683
Short-Term Investments	8,117,837	—	—	8,117,837
TOTAL INVESTMENTS	$1,252,859,520	$—	$—	$1,252,859,520
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(114,654)	$—	$—	$(114,654)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(114,654)	$—	$—	$(114,654)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,851,384	$3,851,384	$58,655,011	$59,219,190	$—	$—	3,287,205	$3,287,205	$49,523
State Street Navigator Securities Lending Portfolio II	9,880,183	9,880,183	139,325,780	144,375,331	—	—	4,830,632	4,830,632	25,038
Total		$13,731,567	$197,980,791	$203,594,521	$—	$—		$8,117,837	$74,561
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Funds' respective Schedules of Investments.